UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-10385

Pacific Funds Series Trust

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500

Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)

Robin S. Yonis

Vice President, General Counsel and Assistant Secretary of Pacific Funds Series Trust

700 Newport Center Drive, P.O. Box 9000

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103

Registrant’s telephone number, including area code: 949-219-6767

Date of fiscal year end: March 31

Date of reporting period: September 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

September 30, 2019

SEMI-ANNUAL REPORT

PACIFIC FUNDS

SEMI-ANNUAL REPORT

AS OF SEPTEMBER 30, 2019

Pacific Funds Series Trust, which is a Delaware statutory trust, may be referred to as “Pacific Funds” or the “Trust”.

Beginning January 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of Pacific Funds shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from Pacific Funds or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Pacific Funds electronically by contacting Pacific Funds using one of the methods listed in the Where To Go For More Information section or by contacting your financial intermediary directly.

You may elect to receive all future reports in paper free of charge. You can inform Pacific Funds or your financial intermediary that you wish to continue receiving paper copies by contacting Pacific Funds using one of the methods listed in the Where To Go For More Information section or by contacting your financial intermediary directly. Your election to receive reports in paper will apply to all communications received for all Funds held with Pacific Funds.

PACIFIC FUNDSSM

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION CONSERVATIVE

Schedule of Investments

September 30, 2019 (Unaudited)

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.3%

Pacific Funds Core Income ‘P’	647,373	$7,121,101
Pacific Funds Floating Rate Income ‘P’	609,080	6,048,164
Pacific Funds High Income ‘P’	1,562,996	15,817,515
PF Inflation Managed Fund ‘P’	1,436,725	13,189,139
PF Managed Bond Fund ‘P’	7,884,111	88,144,364
PF Short Duration Bond Fund ‘P’	3,690,816	37,461,779
PF Emerging Markets Debt Fund ‘P’	1,268,037	11,742,018
Pacific Funds Small-Cap Growth ‘P’	58,201	665,823
PF Developing Growth Fund ‘P’	24,441	435,775
PF Growth Fund ‘P’	74,184	2,175,814
PF Large-Cap Value Fund ‘P’	351,997	4,480,918
PF Multi-Asset Fund ‘P’	3,423,582	35,331,362
PF Small-Cap Value Fund ‘P’	139,598	1,168,436
PF Emerging Markets Fund ‘P’	145,267	2,131,062
PF International Large-Cap Fund ‘P’	108,301	1,326,687
PF International Small-Cap Fund ‘P’	120,979	1,144,466
PF International Value Fund ‘P’	169,437	1,262,307
PF Real Estate Fund ‘P’	278,031	3,789,562
PF Currency Strategies Fund ‘P’ *	735,219	6,815,483

Total Affiliated Mutual Funds (Cost $226,345,294)		240,251,775

TOTAL INVESTMENTS - 100.3% (Cost $226,345,294)		240,251,775

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(625,019)

NET ASSETS - 100.0%		$239,626,756

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Funds’ composition as a percentage of net assets was as follows:

Pacific Funds Portfolio Optimization Conservative
Affiliated Fixed Income Funds	74.9%
Affiliated Equity Funds	25.4%

	100.3%
Other Assets & Liabilities, Net	(0.3%	)

	100.0%

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.2%

Pacific Funds Core Income ‘P’	747,763	$8,225,396
Pacific Funds Floating Rate Income ‘P’	708,608	7,036,480
Pacific Funds High Income ‘P’	2,089,944	21,150,238
PF Inflation Managed Fund ‘P’	947,723	8,700,097
PF Managed Bond Fund ‘P’	9,158,534	102,392,407
PF Short Duration Bond Fund ‘P’	3,276,674	33,258,238
PF Emerging Markets Debt Fund ‘P’	1,655,841	15,333,091
Pacific Funds Small-Cap Growth ‘P’	84,560	967,362
PF Developing Growth Fund ‘P’	35,329	629,921
PF Growth Fund ‘P’	309,352	9,073,282
PF Large-Cap Value Fund ‘P’	1,599,177	20,357,523
PF Multi-Asset Fund ‘P’	7,421,396	76,588,807
PF Small-Cap Value Fund ‘P’	405,624	3,395,073
PF Emerging Markets Fund ‘P’	432,637	6,346,780
PF International Large-Cap Fund ‘P’	499,097	6,113,944
PF International Small-Cap Fund ‘P’	349,969	3,310,711
PF International Value Fund ‘P’	872,542	6,500,434
PF Real Estate Fund ‘P’	674,087	9,187,812
PF Currency Strategies Fund ‘P’ *	1,068,603	9,905,951

Total Affiliated Mutual Funds (Cost $326,536,995)		348,473,547

TOTAL INVESTMENTS - 100.2% (Cost $326,536,995)		348,473,547

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(562,231)

NET ASSETS - 100.0%		$347,911,316

Pacific Funds Portfolio Optimization Moderate-Conservative
Affiliated Fixed Income Funds	56.4%
Affiliated Equity Funds	43.8%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	The Funds’ investments are affiliated mutual funds.

(c)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Conservative
Assets	Affiliated Mutual Funds	$240,251,775	$240,251,775	$—	$—

Pacific Funds Portfolio Optimization Moderate-Conservative
Assets	Affiliated Mutual Funds	$348,473,547	$348,473,547	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-1

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE

Schedule of Investments

September 30, 2019 (Unaudited)

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION GROWTH

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.2%

Pacific Funds Core Income ‘P’	1,546,412	$17,010,533
Pacific Funds Floating Rate Income ‘P’	1,090,097	10,824,663
Pacific Funds High Income ‘P’	4,290,524	43,420,101
PF Inflation Managed Fund ‘P’	1,173,623	10,773,856
PF Managed Bond Fund ‘P’	19,981,868	223,397,288
PF Short Duration Bond Fund ‘P’	6,372,975	64,685,698
PF Emerging Markets Debt Fund ‘P’	2,270,655	21,026,261
Pacific Funds Small-Cap Growth ‘P’	522,637	5,978,971
PF Developing Growth Fund ‘P’	218,706	3,899,526
PF Growth Fund ‘P’	2,718,589	79,736,208
PF Large-Cap Value Fund ‘P’	5,669,632	72,174,419
PF Multi-Asset Fund ‘P’	36,698,205	378,725,474
PF Small-Cap Value Fund ‘P’	2,519,718	21,090,040
PF Emerging Markets Fund ‘P’	1,700,762	24,950,175
PF International Large-Cap Fund ‘P’	1,499,144	18,364,517
PF International Small-Cap Fund ‘P’	1,093,424	10,343,796
PF International Value Fund ‘P’	2,697,046	20,092,992
PF Real Estate Fund ‘P’	2,074,664	28,277,676
PF Currency Strategies Fund ‘P’ *	2,753,175	25,521,931

Total Affiliated Mutual Funds (Cost $967,668,363)		1,080,294,125

TOTAL INVESTMENTS - 100.2% (Cost $967,668,363)		1,080,294,125

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(1,909,556)

NET ASSETS - 100.0%		$1,078,384,569

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Funds’ composition as a percentage of net assets was as follows:

Pacific Funds Portfolio Optimization Moderate
Affiliated Equity Funds	63.9%
Affiliated Fixed Income Funds	36.3%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	509,186	$5,601,048
Pacific Funds Floating Rate Income ‘P’	421,826	4,188,729
Pacific Funds High Income ‘P’	2,517,747	25,479,595
PF Inflation Managed Fund ‘P’	460,925	4,231,291
PF Managed Bond Fund ‘P’	7,207,846	80,583,723
PF Short Duration Bond Fund ‘P’	1,648,651	16,733,807
PF Emerging Markets Debt Fund ‘P’	1,329,964	12,315,469
Pacific Funds Small-Cap Growth ‘P’	814,105	9,313,361
PF Developing Growth Fund ‘P’	344,646	6,145,039
PF Growth Fund ‘P’	1,827,493	53,600,372
PF Large-Cap Value Fund ‘P’	4,036,663	51,386,717
PF Multi-Asset Fund ‘P’	40,617,764	419,175,322
PF Small-Cap Value Fund ‘P’	2,971,676	24,872,924
PF Emerging Markets Fund ‘P’	2,152,898	31,583,014
PF International Large-Cap Fund ‘P’	1,854,841	22,721,805
PF International Small-Cap Fund ‘P’	858,608	8,122,436
PF International Value Fund ‘P’	3,285,176	24,474,565
PF Real Estate Fund ‘P’	1,960,623	26,723,287
PF Currency Strategies Fund ‘P’ *	1,714,808	15,896,269

Total Affiliated Mutual Funds (Cost $743,680,583)		843,148,773

TOTAL INVESTMENTS - 100.1% (Cost $743,680,583)		843,148,773

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,237,160)

NET ASSETS - 100.0%		$841,911,613

Pacific Funds Portfolio Optimization Growth
Affiliated Equity Funds	82.4%
Affiliated Fixed Income Funds	17.7%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	The Funds’ investments are affiliated mutual funds.

(c)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Moderate
Assets	Affiliated Mutual Funds	$1,080,294,125	$1,080,294,125	$—	$—

Pacific Funds Portfolio Optimization Growth
Assets	Affiliated Mutual Funds	$843,148,773	$843,148,773	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-2

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.2%

Pacific Funds Core Income ‘P’	28,331	$311,636
Pacific Funds High Income ‘P’	151,967	1,537,910
PF Managed Bond Fund ‘P’	389,578	4,355,479
PF Short Duration Bond Fund ‘P’	597,789	6,067,558
PF Emerging Markets Debt Fund ‘P’	161,601	1,496,423
Pacific Funds Small-Cap Growth ‘P’	365,899	4,185,885
PF Developing Growth Fund ‘P’	154,708	2,758,442
PF Growth Fund ‘P’	1,063,875	31,203,445
PF Large-Cap Value Fund ‘P’	1,329,941	16,930,146
PF Multi-Asset Fund ‘P’	17,007,789	175,520,385
PF Small-Cap Value Fund ‘P’	1,957,190	16,381,682
PF Emerging Markets Fund ‘P’	889,715	13,052,118
PF International Large-Cap Fund ‘P’	565,174	6,923,385
PF International Small-Cap Fund ‘P’	462,427	4,374,559
PF International Value Fund ‘P’	1,006,553	7,498,820
PF Real Estate Fund ‘P’	715,786	9,756,166
PF Currency Strategies Fund ‘P’ *	462,322	4,285,729

Total Affiliated Mutual Funds (Cost $264,410,922)		306,639,768

TOTAL INVESTMENTS - 100.2% (Cost $264,410,922)		306,639,768

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(465,902)

NET ASSETS - 100.0%		$306,173,866

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	95.7%
Affiliated Fixed Income Funds	4.5%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	The Fund’s investments are affiliated mutual funds.

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$306,639,768	$306,639,768	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-3

PACIFIC FUNDS

PACIFIC FUNDSSM ULTRA SHORT INCOME

Schedule of Investments

September 30, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 60.1%

Basic Materials - 2.2%

Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	$150,000	$154,294
Glencore Funding LLC (Switzerland) 2.875% due 04/16/20 ~	200,000	200,696
Syngenta Finance NV (Switzerland) 3.698% due 04/24/20 ~	200,000	200,687

		555,677

Communications - 6.3%

AT&T Inc 2.936% (USD LIBOR + 0.950%) due 07/15/21 §	400,000	403,638
Charter Communications Operating LLC 3.579% due 07/23/20	250,000	252,273
Comcast Corp 2.539% (USD LIBOR + 0.440%) due 10/01/21 §	250,000	250,849
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	300,000	301,875
Verizon Communications Inc 3.119% (USD LIBOR + 1.000%) due 03/16/22 §	375,000	380,776

		1,589,411

Consumer, Cyclical - 4.7%

Alimentation Couche-Tard Inc (Canada) 2.350% due 12/13/19 ~	250,000	250,042
Delta Air Lines Pass-Through Trust ‘A’ 4.750% due 11/07/21	268,393	271,762
Ford Motor Credit Co LLC 2.681% due 01/09/20	250,000	249,999
Marriott International Inc 2.752% (USD LIBOR + 0.650%) due 03/08/21 §	250,000	250,984
McDonald’s Corp 2.686% (USD LIBOR + 0.430%) due 10/28/21 §	150,000	150,075

		1,172,862

Consumer, Non-Cyclical - 7.1%

BAT International Finance PLC (United Kingdom) 2.750% due 06/15/20 ~	200,000	200,619
Cigna Corp 2.789% (USD LIBOR + 0.650%) due 09/17/21 §	375,000	375,015
CVS Health Corp 2.822% (USD LIBOR + 0.720%) due 03/09/21 §	125,000	125,638
ERAC USA Finance LLC 2.350% due 10/15/19 ~	228,000	228,016
General Mills Inc 2.862% (USD LIBOR + 0.540%) due 04/16/21 §	100,000	100,256
Imperial Brands Finance PLC (United Kingdom) 2.950% due 07/21/20 ~	200,000	200,757
Mondelez International Holdings Netherlands BV 2.866% (USD LIBOR + 0.610%) due 10/28/19 § ~	200,000	200,104
Moody’s Corp 5.500% due 09/01/20	100,000	102,942
PayPal Holdings Inc 2.200% due 09/26/22	250,000	250,755

		1,784,102

	Principal Amount	Value
Energy - 8.2%

Enbridge Inc (Canada) 2.410% (USD LIBOR + 0.400%) due 01/10/20 §	$150,000	$150,032
Energy Transfer Operating LP 7.500% due 10/15/20	250,000	262,787
Enterprise Products Operating LLC 2.550% due 10/15/19	300,000	300,056
Exxon Mobil Corp 2.498% (USD LIBOR + 0.330%) due 08/16/22 §	250,000	251,045
Kinder Morgan Energy Partners LP 6.500% due 04/01/20	250,000	255,152
MPLX LP 3.002% (USD LIBOR + 0.900%) due 09/09/21 §	150,000	150,519
Occidental Petroleum Corp 3.137% (USD LIBOR + 0.950%) due 02/08/21 §	500,000	503,318
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	200,000	206,652

		2,079,561

Financial - 25.3%

American Campus Communities Operating Partnership LP REIT 3.350% due 10/01/20	109,000	110,190
American Express Credit Corp 2.838% (USD LIBOR + 0.700%) due 03/03/22 §	103,000	103,653
AvalonBay Communities Inc REIT 2.416% (USD LIBOR + 0.430%) due 01/15/21 §	220,000	219,939
3.625% due 10/01/20	200,000	202,219
Bank of America Corp 2.625% due 10/19/20	150,000	150,976
2.639% (USD LIBOR + 0.380%) due 01/23/22 §	100,000	100,007
2.756% (USD LIBOR + 0.650%) due 06/25/22 §	250,000	250,949
Capital One NA 2.150% due 09/06/22	250,000	249,894
Citigroup Inc 2.650% due 10/26/20	150,000	150,941
3.236% (USD LIBOR + 0.960%) due 04/25/22 §	350,000	353,815
HSBC Holdings PLC (United Kingdom) 3.543% (USD LIBOR + 1.500%) due 01/05/22 §	200,000	203,813
Jackson National Life Global Funding 2.830% (USD LIBOR + 0.730%) due 06/27/22 § ~	250,000	252,531
JPMorgan Chase & Co 2.755% (USD LIBOR + 0.610%) due 06/18/22 §	350,000	351,186
Mitsubishi UFJ Financial Group Inc (Japan) 3.070% (USD LIBOR + 0.920%) due 02/22/22 §	250,000	251,736
Morgan Stanley 2.800% due 06/16/20	150,000	150,776
3.683% (USD LIBOR + 1.400%) due 10/24/23 §	250,000	254,634
MUFG Bank Ltd (Japan) 2.300% due 03/05/20 ~	200,000	200,158
New York Life Global Funding 2.426% (USD LIBOR + 0.440%) due 07/12/22 § ~	400,000	401,229

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-4

PACIFIC FUNDS

PACIFIC FUNDS ULTRA SHORT INCOME

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
PNC Bank NA 2.709% (USD LIBOR + 0.450%) due 07/22/22 §	$250,000	$250,024
Reckson Operating Partnership LP REIT 7.750% due 03/15/20	200,000	204,686
Royal Bank of Canada (Canada) 2.983% (USD LIBOR + 0.730%) due 02/01/22 §	200,000	201,986
Sumitomo Mitsui Financial Group Inc (Japan) 2.766% (USD LIBOR + 0.780%) due 07/12/22 §	450,000	451,803
SunTrust Bank 2.250% due 01/31/20	200,000	200,055
The Bank of New York Mellon Corp 1.950% due 08/23/22	200,000	200,087
The Goldman Sachs Group Inc 2.750% due 09/15/20	250,000	251,386
2.898% (USD LIBOR + 0.750%) due 02/23/23 §	250,000	249,942
UBS Group Funding Switzerland AG (Switzerland) 3.783% (USD LIBOR + 1.530%) due 02/01/22 § ~	200,000	204,593
WEA Finance LLC REIT (France) 3.250% due 10/05/20 ~	200,000	202,063

		6,375,271

Industrial - 3.2%

Honeywell International Inc 2.557% (USD LIBOR + 0.370%) due 08/08/22 §	200,000	201,187
Penske Truck Leasing Co LP 3.200% due 07/15/20 ~	100,000	100,606
Roper Technologies Inc 3.650% due 09/15/23	250,000	262,628
United Technologies Corp 2.818% (USD LIBOR + 0.650%) due 08/16/21 §	250,000	250,024

		814,445

Technology - 1.1%

Apple Inc 2.531% (USD LIBOR + 0.350%) due 05/11/22 §	125,000	125,558
Hewlett Packard Enterprise Co 2.807% (USD LIBOR + 0.680%) due 03/12/21 §	150,000	150,343

		275,901

Utilities - 2.0%

Duke Energy Progress LLC 2.282% (USD LIBOR + 0.180%) due 09/08/20 §	250,000	250,197
Florida Power & Light Co 2.639% (USD LIBOR + 0.400%) due 05/06/22 §	250,000	250,072

		500,269

Total Corporate Bonds & Notes (Cost $15,127,757)		15,147,499

SENIOR LOAN NOTES - 6.0%

Consumer, Cyclical - 2.0%

Hilton Worldwide Finance LLC Term B-2 3.787% (USD LIBOR + 1.750%) due 06/21/26 §	250,000	251,788
SeaWorld Parks & Entertainment Inc Term B-5 5.044% (USD LIBOR + 3.000%) due 03/31/24 §	248,724	248,879

		500,667

	Principal Amount	Value
Financial - 1.0%

Avolon (US) LLC Term B-3 (Ireland) 3.794% (USD LIBOR + 1.750%) due 01/15/25 §	$250,000	$251,375

Industrial - 2.0%

GFL Environmental Inc Term B (Canada) 5.044% (USD LIBOR + 2.750%) due 05/31/25 §	248,741	246,875
Reynolds Group Holdings Inc Term B 4.794% (USD LIBOR + 3.000%) due 02/05/23 §	248,721	249,401

		496,276

Utilities - 1.0%

Vistra Operations Co LLC Term B-1 4.044% (USD LIBOR + 2.000%) due 08/04/23 §	250,000	251,198

Total Senior Loan Notes (Cost $1,493,341)		1,499,516

ASSET-BACKED SECURITIES - 24.7%

AmeriCredit Automobile Receivables Trust 1.530% due 07/08/21	39,515	39,507
1.800% due 10/08/21	352,282	352,010
1.900% due 03/18/22	208,056	207,734
1.980% due 12/20/21	367,177	366,998
2.880% due 07/08/21	310,001	310,331
Apidos CLO XXIII (Cayman) 3.123% (USD LIBOR + 0.820%) due 01/15/27 § ~	250,000	249,688
Benefit Street Partners CLO VI Ltd (Cayman) 3.540% (USD LIBOR + 1.240%) due 10/18/29 § ~	250,000	249,989
CIFC Funding 2015-V Ltd (Cayman) 3.136% (USD LIBOR + 0.860%) due 10/25/27 § ~	250,000	249,506
Dryden 43 Senior Loan Fund (Cayman) 3.418% (USD LIBOR + 1.140%) due 07/20/29 § ~	250,000	250,288
GM Financial Consumer Automobile Receivables Trust 2.080% due 01/19/21	122,857	122,849
2.258% (USD LIBOR + 0.230%) due 08/16/22 §	200,000	200,090
Magnetite VIII Ltd (Cayman) 3.283% (USD LIBOR + 0.980%) due 04/15/31 § ~	215,000	214,248
Navient Private Education Loan Trust 2.428% (USD LIBOR + 0.400%) due 12/16/58 § ~	103,000	102,985
2.728% (USD LIBOR + 0.700%) due 09/16/24 § ~	174,905	175,008
Navient Student Loan Trust 2.318% (USD LIBOR + 0.300%) due 07/26/66 § ~	151,269	151,303
Nelnet Student Loan Trust 2.338% (USD LIBOR + 0.320%) due 05/25/66 § ~	43,884	43,879
Palmer Square Loan Funding Ltd (Cayman) due 10/24/27 § # ~ ±	250,000	250,000
2.953% (USD LIBOR + 0.650%) due 07/15/26 § ~	182,060	182,002
Santander Drive Auto Receivables Trust 2.190% due 03/15/22	229,750	229,748
2.660% due 11/15/21	218,341	218,536

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-5

PACIFIC FUNDS

PACIFIC FUNDS ULTRA SHORT INCOME

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
2.750% due 09/15/21	$60,568	$60,581
2.970% due 07/15/21	160,923	160,984
3.010% due 03/15/22	120,120	120,258
SLC Student Loan Trust 2.229% (USD LIBOR + 0.110%) due 03/15/27 §	91,404	91,165
SLM Private Education Loan Trust 1.850% due 06/17/30 ~	108,346	108,324
SLM Student Loan Trust 2.446% (USD LIBOR + 0.170%) due 07/25/23 §	48,407	48,409
SMB Private Education Loan Trust 2.328% (USD LIBOR + 0.300%) due 09/15/25 § ~	281,551	281,537
2.348% (USD LIBOR + 0.320%) due 12/16/24 § ~	245,346	245,270
2.778% (USD LIBOR + 0.750%) due 10/15/35 § ~	96,925	97,027
Sofi Consumer Loan Program Trust 2.450% due 08/25/28 ~	250,000	250,318
Sofi Professional Loan Program LLC 2.130% due 11/16/48 ~	98,357	98,390
Voya CLO Ltd (Cayman) 3.200% (USD LIBOR + 0.900%) due 01/18/29 § ~	250,000	249,950
3.433% (USD LIBOR + 1.130%) due 10/15/30 § ~	250,000	249,687

Total Asset-Backed Securities (Cost $6,224,130)		6,228,599

U.S. TREASURY OBLIGATIONS - 2.8%

U.S. Treasury Notes - 2.8%

1.375% due 08/31/20	250,000	248,950
1.500% due 08/31/21	450,000	448,708

Total U.S. Treasury Obligations (Cost $698,942)		697,658

	Shares	Value
SHORT-TERM INVESTMENTS - 6.8%

Money Market Fund - 1.9%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.870%	469,884	$469,884

	Principal Amount
U.S. Treasury Bill - 4.9%

2.056% due 12/26/19	$1,250,000	1,244,675

Total Short-Term Investments (Cost $1,713,807)		1,714,559

TOTAL INVESTMENTS - 100.4% (Cost $25,257,977)		25,287,831

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(98,686)

NET ASSETS - 100.0%		$25,189,145

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	60.1%
Asset-Backed Securities	24.7%
Short-Term Investments	6.8%
Senior Loan Notes	6.0%
Others (each less than 3.0%)	2.8%

	100.4%
Other Assets & Liabilities, Net	(0.4%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$15,147,499	$—	$15,147,499	$—
	Senior Loan Notes	1,499,516	—	1,499,516	—
	Asset-Backed Securities	6,228,599	—	5,978,599	250,000
	U.S. Treasury Obligations	697,658	—	697,658	—
	Short-Term Investments	1,714,559	469,884	1,244,675	—

	Total	$25,287,831	$469,884	$24,567,947	$250,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-6

PACIFIC FUNDS

PACIFIC FUNDSSM SHORT DURATION INCOME

Schedule of Investments

September 30, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 55.4%

Basic Materials - 2.1%

Anglo American Capital PLC (South Africa) 3.750% due 04/10/22 ~	$5,000,000	$5,135,812
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	2,475,000	2,545,847
DuPont de Nemours Inc 3.268% (USD LIBOR + 1.110%) due 11/15/23 §	6,965,000	7,060,290
Glencore Funding LLC (Switzerland) 3.000% due 10/27/22 ~	3,000,000	3,031,890
4.125% due 03/12/24 ~	2,500,000	2,629,440

		20,403,279

Communications - 4.1%

Alibaba Group Holding Ltd (China) 3.125% due 11/28/21	2,856,000	2,901,460
AT&T Inc 3.200% due 03/01/22	3,000,000	3,074,294
Charter Communications Operating LLC 3.579% due 07/23/20	4,738,000	4,781,079
DISH DBS Corp 5.125% due 05/01/20	2,000,000	2,027,500
Sprint Communications Inc 6.000% due 11/15/22	3,000,000	3,195,000
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	6,250,000	6,289,062
Tencent Holdings Ltd (China) 2.875% due 02/11/20 ~	2,765,000	2,769,659
The Interpublic Group of Cos Inc 3.750% due 10/01/21	2,000,000	2,050,856
The Walt Disney Co 1.750% due 08/30/24	2,800,000	2,774,673
Verizon Communications Inc 3.258% (USD LIBOR + 1.100%) due 05/15/25 §	10,250,000	10,416,744

		40,280,327

Consumer, Cyclical - 5.4%

Alimentation Couche-Tard Inc (Canada) 2.700% due 07/26/22 ~	3,000,000	3,023,592
Beazer Homes USA Inc 7.250% due 10/15/29 ~	700,000	713,125
British Airways Pass-Through Trust ‘A’ (United Kingdom)
3.350% due 12/15/30 ~	2,800,000	2,861,715
4.625% due 12/20/25 ~	1,395,005	1,480,240
Daimler Finance North America LLC (Germany)
2.300% due 02/12/21 ~	5,000,000	5,005,256
3.750% due 11/05/21 ~	2,100,000	2,159,717
Delta Air Lines Inc 2.600% due 12/04/20	2,050,000	2,054,176
Delta Air Lines Pass-Through Trust ‘A’ 4.750% due 11/07/21	1,498,400	1,517,205
Delta Air Lines Pass-Through Trust ‘AA’ 3.204% due 10/25/25	3,000,000	3,137,596
Ford Motor Credit Co LLC
2.681% due 01/09/20	1,000,000	999,997
3.065% (USD LIBOR + 0.930%) due 09/24/20 §	2,000,000	2,000,283
5.584% due 03/18/24	2,300,000	2,447,864
General Motors Financial Co Inc
3.414% (USD LIBOR + 1.310%) due 06/30/22 §	2,745,000	2,747,452
3.550% due 07/08/22	3,000,000	3,065,566
Hyatt Hotels Corp 3.375% due 07/15/23	2,900,000	2,998,839

	Principal Amount	Value
Hyundai Capital America 3.750% due 07/08/21 ~	$2,100,000	$2,142,673
Jack Ohio Finance LLC 6.750% due 11/15/21 ~	2,000,000	2,047,500
Las Vegas Sands Corp 3.200% due 08/08/24	2,100,000	2,141,727
Marriott International Inc 3.600% due 04/15/24	2,000,000	2,100,461
Sands China Ltd (Macau) 4.600% due 08/08/23	3,300,000	3,499,581
United Airlines Pass-Through Trust ‘B’
3.650% due 07/07/27	653,646	664,903
4.625% due 03/03/24	626,627	646,616
4.750% due 10/11/23	475,980	490,331
US Airways Pass-Through Trust ‘A’ 3.950% due 05/15/27	687,296	724,603
Walmart Inc 2.850% due 07/08/24	2,650,000	2,757,472

		53,428,490

Consumer, Non-Cyclical - 7.9%

Anheuser-Busch InBev Worldwide Inc (Belgium)
3.500% due 01/12/24	5,350,000	5,655,575
4.150% due 01/23/25	2,000,000	2,186,475
Anthem Inc 2.375% due 01/15/25	2,950,000	2,936,134
BAT Capital Corp (United Kingdom)
2.764% due 08/15/22	4,500,000	4,544,266
2.765% (USD LIBOR + 0.590%) due 08/14/20 §	2,400,000	2,404,992
BAT International Finance PLC (United Kingdom) 3.250% due 06/07/22 ~	2,640,000	2,697,861
Bausch Health Cos Inc 6.500% due 03/15/22 ~	1,575,000	1,630,125
Bristol-Myers Squibb Co 2.900% due 07/26/24 ~	2,050,000	2,116,732
Campbell Soup Co 2.749% (USD LIBOR + 0.630%) due 03/15/21 §	2,280,000	2,280,080
Cigna Corp
2.876% (USD LIBOR + 0.890%) due 07/15/23 §	2,300,000	2,306,399
3.200% due 09/17/20	4,000,000	4,039,675
General Mills Inc
3.313% (USD LIBOR + 1.010%) due 10/17/23 §	3,100,000	3,124,442
3.700% due 10/17/23	1,965,000	2,069,827
Global Payments Inc 2.650% due 02/15/25	6,000,000	6,032,904
Humana Inc 2.625% due 10/01/19	1,500,000	1,500,000
Keurig Dr Pepper Inc
3.130% due 12/15/23	4,500,000	4,645,156
3.551% due 05/25/21	2,500,000	2,555,999
4.057% due 05/25/23	3,000,000	3,176,357
4.417% due 05/25/25	1,000,000	1,093,054
Mars Inc 2.700% due 04/01/25 ~	2,150,000	2,207,850
McKesson Corp 3.650% due 11/30/20	2,350,000	2,388,823
Moody’s Corp 2.625% due 01/15/23	3,000,000	3,034,710
PayPal Holdings Inc 2.200% due 09/26/22	5,000,000	5,015,095
Takeda Pharmaceutical Co Ltd (Japan) 4.000% due 11/26/21 ~	3,500,000	3,624,883
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.200% due 07/21/21	4,500,000	4,128,750

		77,396,164

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-7

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Energy - 4.6%

Energy Transfer Operating LP
3.600% due 02/01/23	$5,325,000	$5,473,686
4.250% due 03/15/23	1,500,000	1,568,432
4.500% due 04/15/24	1,800,000	1,919,238
Enterprise Products Operating LLC 3.350% due 03/15/23	4,500,000	4,658,451
Exxon Mobil Corp 2.498% (USD LIBOR + 0.330%) due 08/16/22 §	2,900,000	2,912,116
Harvest Operations Corp (South Korea) 4.200% due 06/01/23 ~	2,350,000	2,507,309
Kinder Morgan Inc 5.625% due 11/15/23 ~	5,136,000	5,707,754
MPLX LP
3.002% (USD LIBOR + 0.900%) due 09/09/21 §	2,050,000	2,057,092
3.500% due 12/01/22 ~	4,900,000	5,042,934
Newfield Exploration Co 5.625% due 07/01/24	3,500,000	3,867,057
Occidental Petroleum Corp
2.700% due 08/15/22	2,100,000	2,119,250
3.637% (USD LIBOR + 1.450%) due 08/15/22 §	2,500,000	2,516,824
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	2,000,000	2,066,516
Shell International Finance BV (Netherlands) 2.576% (USD LIBOR + 0.400%) due 11/13/23 §	2,250,000	2,250,708

		44,667,367

Financial - 21.2%

AerCap Ireland Capital DAC (Ireland)
3.300% due 01/23/23	3,100,000	3,163,455
4.250% due 07/01/20	2,407,000	2,440,424
Air Lease Corp 2.750% due 01/15/23	2,000,000	2,022,480
American Express Co
2.500% due 08/01/22	2,000,000	2,020,903
2.500% due 07/30/24	1,400,000	1,412,354
Australia & New Zealand Banking Group Ltd (Australia) 2.834% (USD LIBOR + 0.710%) due 05/19/22 § ~	3,000,000	3,022,794
AvalonBay Communities Inc REIT
2.416% (USD LIBOR + 0.430%) due 01/15/21 §	2,754,000	2,753,241
2.850% due 03/15/23	1,970,000	2,018,517
3.500% due 11/15/24	2,000,000	2,127,200
Avolon Holdings Funding Ltd (Ireland) 3.625% due 05/01/22 ~	4,150,000	4,210,797
Bank of America Corp
2.328% due 10/01/21	2,450,000	2,453,071
3.057% (USD LIBOR + 0.770%) due 02/05/26 §	2,750,000	2,724,341
3.219% (USD LIBOR + 0.960%) due 07/23/24 §	5,000,000	5,034,445
3.550% due 03/05/24	1,700,000	1,768,840
BOC Aviation Ltd (Singapore) 2.750% due 09/18/22 ~	3,500,000	3,501,873
Capital One NA 2.150% due 09/06/22	2,000,000	1,999,151
Citibank NA 2.578% (USD LIBOR + 0.300%) due 10/20/20 §	1,000,000	1,001,804
Citigroup Inc
2.750% due 04/25/22	3,316,000	3,366,594
3.568% (USD LIBOR + 1.430%) due 09/01/23 §	6,500,000	6,614,792

	Principal Amount	Value
Citizens Bank NA
3.054% (USD LIBOR + 0.950%) due 03/29/23 §	$2,000,000	$2,013,244
3.250% due 02/14/22	2,500,000	2,561,743
Cooperatieve Rabobank UA (Netherlands)
2.490% (USD LIBOR + 0.480%) due 01/10/23 §	3,000,000	2,988,991
2.973% (USD LIBOR + 0.860%) due 09/26/23 § ~	1,500,000	1,501,737
Credit Suisse Group AG (Switzerland) 3.319% (USD LIBOR + 1.200%) due 12/14/23 § ~	3,000,000	3,026,595
Crown Castle International Corp REIT
2.250% due 09/01/21	3,000,000	3,003,227
4.875% due 04/15/22	2,000,000	2,126,913
HSBC Holdings PLC (United Kingdom) 3.262% due 03/13/23	3,400,000	3,460,613
Jackson National Life Global Funding
2.650% due 06/21/24 ~	5,000,000	5,070,084
3.300% due 02/01/22 ~	4,350,000	4,461,688
JPMorgan Chase & Co
2.972% due 01/15/23	2,000,000	2,036,471
2.989% (USD LIBOR + 0.730%) due 04/23/24 §	4,000,000	3,992,686
3.176% (USD LIBOR + 0.900%) due 04/25/23 §	3,450,000	3,471,678
3.513% (USD LIBOR + 1.230%) due 10/24/23 §	3,500,000	3,557,764
Metropolitan Life Global Funding I
2.400% due 06/17/22 ~	3,750,000	3,783,161
3.375% due 01/11/22 ~	1,800,000	1,852,447
Mitsubishi UFJ Financial Group Inc (Japan)
2.623% due 07/18/22	1,750,000	1,764,771
2.665% due 07/25/22	3,000,000	3,029,746
3.127% (USD LIBOR + 0.860%) due 07/26/23 §	2,000,000	2,006,343
3.218% due 03/07/22	2,150,000	2,200,496
Morgan Stanley
2.625% due 11/17/21	2,000,000	2,018,914
2.766% (SOFR + 0.830%) due 06/10/22 §	2,500,000	2,507,842
3.208% (USD LIBOR + 0.930%) due 07/22/22 §	5,000,000	5,039,193
3.683% (USD LIBOR + 1.400%) due 10/24/23 §	1,500,000	1,527,805
5.750% due 01/25/21	2,000,000	2,091,994
New York Life Global Funding
2.426% (USD LIBOR + 0.440%) due 07/12/22 § ~	1,350,000	1,354,148
2.950% due 01/28/21 ~	3,000,000	3,038,840
3.250% due 08/06/21 ~	1,500,000	1,532,599
PNC Bank NA 2.709% (USD LIBOR + 0.450%) due 07/22/22 §	2,500,000	2,500,237
Royal Bank of Canada (Canada) 2.703% (USD LIBOR + 0.660%) due 10/05/23 §	2,000,000	2,007,315
Springleaf Finance Corp 6.125% due 03/15/24	3,200,000	3,452,000
Sumitomo Mitsui Financial Group Inc (Japan)
2.448% due 09/27/24	600,000	600,025
2.784% due 07/12/22	3,250,000	3,299,568
3.043% (USD LIBOR + 0.740%) due 01/17/23 §	5,000,000	5,006,950
SunTrust Bank 3.525% due 10/26/21	4,200,000	4,259,592
The Bank of New York Mellon Corp 1.950% due 08/23/22	2,800,000	2,801,221
The Bank of Nova Scotia (Canada) 2.375% due 01/18/23	3,200,000	3,229,517

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-8

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
The Goldman Sachs Group Inc
2.350% due 11/15/21	$2,000,000	$2,002,430
3.036% (USD LIBOR + 0.780%) due 10/31/22 §	2,000,000	2,006,373
3.177% (USD LIBOR + 1.050%) due 06/05/23 §	3,750,000	3,774,355
3.328% (USD LIBOR + 1.170%) due 05/15/26 §	3,200,000	3,218,751
The Huntington National Bank 3.125% due 04/01/22	3,500,000	3,585,329
The PNC Financial Services Group Inc 3.500% due 01/23/24	1,650,000	1,744,419
UBS AG (Switzerland) 2.450% due 12/01/20 ~	4,200,000	4,217,526
US Bancorp
2.400% due 07/30/24	4,000,000	4,051,662
3.375% due 02/05/24	2,000,000	2,106,478
US Bank NA 3.000% due 02/04/21	3,300,000	3,341,594
Ventas Realty LP REIT 2.650% due 01/15/25	4,000,000	4,031,882
Wells Fargo & Co
2.625% due 07/22/22	4,400,000	4,450,511
3.069% due 01/24/23	2,000,000	2,038,269
3.450% due 02/13/23	3,000,000	3,100,991
Westpac Banking Corp (Australia) 2.554% (USD LIBOR + 0.570%) due 01/11/23 §	3,000,000	3,005,160
Zions Bancorp NA 3.350% due 03/04/22	3,000,000	3,072,173

		207,583,137

Industrial - 3.9%

Honeywell International Inc 2.557% (USD LIBOR + 0.370%) due 08/08/22 §	2,800,000	2,816,619
John Deere Capital Corp 2.502% (USD LIBOR + 0.400%) due 06/07/21 §	6,000,000	6,015,290
Masco Corp 3.500% due 04/01/21	2,811,000	2,850,309
Penske Truck Leasing Co LP
2.700% due 11/01/24 ~	3,250,000	3,260,997
3.450% due 07/01/24 ~	2,300,000	2,393,262
4.125% due 08/01/23 ~	2,000,000	2,117,989
Reynolds Group Issuer Inc 5.486% (USD LIBOR + 3.500%) due 07/15/21 § ~	2,500,000	2,509,375
Roper Technologies Inc
2.350% due 09/15/24	700,000	701,013
3.650% due 09/15/23	5,000,000	5,252,555
Ryder System Inc 3.650% due 03/18/24	3,000,000	3,157,344
United Technologies Corp
2.818% (USD LIBOR + 0.650%) due 08/16/21 §	649,000	649,062
3.350% due 08/16/21	3,000,000	3,078,259
3.650% due 08/16/23	3,000,000	3,175,335

		37,977,409

Technology - 3.0%

Broadcom Inc
3.125% due 04/15/21 ~	4,000,000	4,039,426
3.125% due 10/15/22 ~	2,500,000	2,532,386
3.625% due 10/15/24 ~	5,000,000	5,092,209
Fiserv Inc 3.800% due 10/01/23	5,000,000	5,295,120

	Principal Amount	Value
International Business Machines Corp
2.576% (USD LIBOR + 0.400%) due 05/13/21 §	$6,000,000	$6,025,113
2.850% due 05/13/22	6,000,000	6,133,859

		29,118,113

Utilities - 3.2%

Ameren Corp 2.500% due 09/15/24	2,000,000	2,012,448
American Electric Power Co Inc 3.650% due 12/01/21	1,750,000	1,805,844
DTE Energy Co 2.600% due 06/15/22	2,400,000	2,424,631
Duke Energy Corp
2.400% due 08/15/22	2,150,000	2,172,509
2.788% (USD LIBOR + 0.650%) due 03/11/22 §	1,000,000	1,005,712
Duke Energy Progress LLC 3.375% due 09/01/23	1,650,000	1,733,118
Evergy Inc 2.450% due 09/15/24	4,350,000	4,347,504
FirstEnergy Corp 2.850% due 07/15/22	3,800,000	3,859,150
Florida Power & Light Co 2.639% (USD LIBOR + 0.400%) due 05/06/22 §	2,000,000	2,000,577
NextEra Energy Operating Partners LP 4.250% due 07/15/24 ~	3,000,000	3,097,500
Sempra Energy 2.486% (USD LIBOR + 0.500%) due 01/15/21 §	5,000,000	4,995,973
Talen Energy Supply LLC 6.625% due 01/15/28 ~	1,500,000	1,481,250

		30,936,216

Total Corporate Bonds & Notes (Cost $532,874,173)		541,790,502

SENIOR LOAN NOTES - 9.8%

Communications - 1.0%

Diamond Sports Group LLC Term B 5.300% (USD LIBOR + 3.250%) due 08/24/26 §	250,000	251,680
Sprint Communications Inc Term B
4.563% (USD LIBOR + 2.500%) due 02/03/24 §	2,927,450	2,909,885
5.063% (USD LIBOR + 3.000%) due 02/03/24 §	1,985,000	1,983,743
Zayo Group LLC Term B-2 4.294% (USD LIBOR + 2.250%) due 01/19/24 §	5,000,000	5,016,665

		10,161,973

Consumer, Cyclical - 2.5%

American Builders & Contractors Supply Co Inc Term B-2 due 10/31/23 ¥	1,994,885	1,996,255
Burger King Term B (Canada) 4.294% (USD LIBOR + 2.250%) due 02/17/24 §	5,245,523	5,268,997
Caesars Resort Collection LLC Term B 4.794% (USD LIBOR + 2.750%) due 12/22/24 §	3,972,209	3,951,284
Golden Nugget LLC Term B 4.800% (USD LIBOR + 2.750%) due 10/04/23 §	3,403,739	3,402,319
Hilton Worldwide Finance LLC Term B-2 3.787% (USD LIBOR + 1.750%) due 06/21/26 §	3,103,035	3,125,232

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-9

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Marriott Ownership Resorts Inc Term B 4.294% (USD LIBOR + 2.250%) due 08/29/25 §	$3,573,000	$3,596,789
SeaWorld Parks & Entertainment Inc Term B-5 5.044% (USD LIBOR + 3.000%) due 03/31/24 §	3,450,898	3,453,034

		24,793,910

Consumer, Non-Cyclical - 2.4%

Albertson’s LLC Term B-7 4.794% (USD LIBOR + 2.750%) due 11/17/25 §	3,538,252	3,564,513
Avantor Funding Inc Term B-2 5.044% (USD LIBOR + 3.000%) due 11/21/24 §	2,991,844	3,016,153
Bausch Health Americas Inc Term B 5.039% (USD LIBOR + 3.000%) due 06/01/25 § ¥	5,666,806	5,696,155
Garda World Security Corp Term B (Canada) 5.637% (USD LIBOR + 3.500%) due 05/26/24 § ¥	4,500,000	4,507,313
Refinitiv US Holdings Inc Term B 5.794% (USD LIBOR + 3.750%) due 10/01/25 §	1,994,975	2,008,224
Sunshine Luxembourg VII Sarl Term B (Luxembourg) due 10/02/26 ¥	2,250,000	2,262,305
US Foods Inc Term B 4.044% (USD LIBOR + 2.000%) due 06/27/23 §	2,443,558	2,454,502

		23,509,165

Financial - 1.0%

MGM Growth Properties Operating Partnership LP REIT Term B 4.044% (USD LIBOR + 2.000%) due 03/25/25 §	6,429,439	6,452,546
USI Inc Term B 5.104% (USD LIBOR + 3.000%) due 05/16/24 §	3,448,607	3,394,006

		9,846,552

Industrial - 2.0%

Advanced Disposal Services Inc Term B 4.197% (USD LIBOR + 2.250%) due 11/10/23 §	4,967,524	4,986,773
Berry Global Inc Term Q 4.299% (USD LIBOR + 2.000%) due 10/01/22 §	5,131,746	5,160,366
Filtration Group Corp Term B due 03/29/25 ¥	997,369	1,001,006
GFL Environmental Inc Term B (Canada) 5.044% (USD LIBOR + 2.750%) due 05/31/25 §	5,212,318	5,173,225
Reynolds Group Holdings Inc Term B 4.794% (USD LIBOR + 3.000%) due 02/05/23 §	3,160,008	3,168,647

		19,490,017

Technology - 0.3%

Tempo Acquisition LLC Term B 5.044% (USD LIBOR + 3.000%) due 05/01/24 §	917,195	921,093
Vertafore Inc Term B 5.294% (USD LIBOR + 3.250%) due 07/02/25 §	1,488,750	1,450,508

		2,371,601

	Principal Amount	Value
Utilities - 0.6%

Vistra Operations Co LLC Term B-1 4.044% (USD LIBOR + 2.000%) due 08/04/23 §	$5,512,235	$5,538,650

Total Senior Loan Notes (Cost $95,301,627)		95,711,868

ASSET-BACKED SECURITIES - 20.7%

Ally Auto Receivables Trust 3.020% due 09/15/23	1,000,000	1,005,312
AmeriCredit Automobile Receivables Trust
1.530% due 07/08/21	31,262	31,255
1.800% due 10/08/21	785,589	784,982
1.830% due 12/08/21	1,000,000	998,847
1.900% due 03/18/22	1,997,335	1,994,244
1.980% due 12/20/21	936,761	936,304
2.170% due 01/18/23	1,000,000	1,000,667
2.300% due 02/18/22	3,280,000	3,280,015
2.339% (USD LIBOR + 0.300%) due 01/18/23 §	2,000,000	2,000,427
2.360% due 12/19/22	2,500,000	2,506,779
2.600% due 09/18/23	2,000,000	2,017,556
2.730% due 03/08/21	305,576	305,662
2.890% due 01/10/22	2,267,146	2,271,271
2.970% due 11/20/23	1,500,000	1,522,448
3.080% due 12/18/23	2,000,000	2,039,553
3.130% due 02/18/25	1,550,000	1,579,475
3.450% due 06/18/24	2,000,000	2,043,845
3.500% due 01/18/24	2,000,000	2,056,525
Apidos CLO XV ‘A1RR’ (Cayman) 3.288% (USD LIBOR + 1.010%) due 04/20/31 § ~	1,250,000	1,241,611
Apidos CLO XXV ‘A1R’ (Cayman) 3.448% (USD LIBOR + 1.170%) due 10/20/31 § ~	2,000,000	1,992,440
Apidos CLO XXX ‘A1A’ (Cayman) 3.440% (USD LIBOR + 1.140%) due 10/18/31 § ~	3,000,000	2,991,287
Atrium CLO XIII (Cayman) 3.439% (USD LIBOR + 1.180%) due 11/21/30 § ~	470,000	470,141
Benefit Street Partners CLO IV Ltd (Cayman) 3.528% (USD LIBOR + 1.250%) due 01/20/29 § ~	1,000,000	1,001,692
Benefit Street Partners CLO X Ltd (Cayman)
3.443% (USD LIBOR + 1.140%) due 01/15/29 § ~	3,050,000	3,052,371
4.053% (USD LIBOR + 1.750%) due 01/15/29 § ~	500,000	500,665
Buttermilk Park CLO Ltd ‘A1’ (Cayman) 3.403% (USD LIBOR + 1.100%) due 10/15/31 § ~	850,000	845,334
Capital Auto Receivables Asset Trust 3.480% due 10/20/23 ~	1,000,000	1,013,747
Carlyle Global Market Strategies CLO Ltd (Cayman) 3.306% (USD LIBOR + 1.050%) due 07/27/31 § ~	500,000	497,125
Carmax Auto Owner Trust ‘B’ 3.010% due 12/16/24	4,000,000	4,113,202
CIFC Funding 2015-III CLO Ltd (Cayman) 3.173% (USD LIBOR + 0.870%) due 04/19/29 § ~	3,000,000	2,989,727
Citibank Credit Card Issuance Trust 1.750% due 11/19/21	1,255,000	1,254,389

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-10

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Dryden 33 Senior Loan CLO Fund (Cayman) 4.053% (USD LIBOR + 1.750%) due 04/15/29 § ~	$2,000,000	$2,002,083
Dryden 43 Senior Loan CLO Fund (Cayman) 3.418% (USD LIBOR + 1.140%) due 07/20/29 § ~	3,750,000	3,754,322
Dryden 55 CLO Ltd (Cayman) 3.323% (USD LIBOR + 1.020%) due 04/15/31 § ~	2,500,000	2,487,200
Dryden 58 CLO Ltd (Cayman) 3.303% (USD LIBOR + 1.000%) due 07/17/31 § ~	2,000,000	1,977,339
Dryden 61 CLO Ltd (Cayman) 3.463% (USD LIBOR + 1.160%) due 01/17/32 § ~	5,000,000	4,984,811
Dryden 64 CLO Ltd (Cayman) 3.270% (USD LIBOR + 0.970%) due 04/18/31 § ~	2,000,000	1,977,720
Dryden 75 CLO Ltd (Cayman) 4.003% (USD LIBOR + 1.700%) due 07/15/30 § ~	2,400,000	2,400,716
Ford Credit Auto Owner Trust
2.140% due 10/15/22	2,000,000	1,997,953
2.268% (USD LIBOR + 0.240%) due 02/15/22 §	1,500,000	1,500,332
2.350% due 04/15/23	1,000,000	1,002,850
2.500% due 05/15/24	1,750,000	1,758,620
3.380% due 03/15/24	1,650,000	1,706,822
GM Financial Consumer Automobile Receivables Trust ‘B’ 3.270% due 01/16/24	1,200,000	1,233,559
Magnetite VIII CLO Ltd (Cayman) 3.283% (USD LIBOR + 0.980%) due 04/15/31 § ~	2,000,000	1,993,000
Magnetite XIV-R CLO Ltd ‘A1’ (Cayman) 3.420% (USD LIBOR + 1.120%) due 10/18/31 § ~	3,000,000	2,991,579
Magnetite XVIII CLO Ltd (Cayman) 3.238% (USD LIBOR + 1.080%) due 11/15/28 § ~	3,000,000	3,001,880
Magnetite XXI CLO Ltd ‘A’ (Cayman) 3.909% (USD LIBOR + 1.280%) due 04/20/30 § ~	1,000,000	1,000,079
Navient Private Education Loan Trust 3.610% due 12/15/59 ~	1,400,000	1,468,129
Navient Private Education Loan Trust ‘A1’ 2.378% (USD LIBOR + 0.350%) due 12/15/59 § ~	1,594,036	1,593,643
Navient Private Education Refi Loan Trust ‘A1’ 2.820% due 02/15/68 ~	3,516,284	3,552,336
Navient Private Education Refi Loan Trust ‘A2A’ 2.640% due 05/15/68 ~	2,000,000	2,029,027
Navient Student Loan Trust ‘A1’
2.288% (USD LIBOR + 0.270%) due 02/27/68 § ~	2,523,301	2,526,457
2.428% (USD LIBOR + 0.400%) due 12/15/59 § ~	897,048	896,414
Navient Student Loan Trust ‘A2’ 2.438% (USD LIBOR + 0.420%) due 08/27/29 §	230,134	230,145
Navient Student Loan Trust ‘A2A’ 3.390% due 12/15/59 ~	2,000,000	2,088,580
Nelnet Student Loan Trust ‘A1’ 2.338% (USD LIBOR + 0.320%) due 05/25/66 § ~	145,367	145,351
OCP CLO Ltd (Cayman) 3.087% (USD LIBOR + 0.820%) due 10/26/27 § ~	2,000,000	1,996,930
Octagon Investment Partners 25 Ltd (Cayman) 3.078% (USD LIBOR + 0.800%) due 10/20/26 § ~	3,000,000	3,000,000

	Principal Amount	Value
OneMain Financial Issuance CLO Trust 2.370% due 09/14/32 ~	$1,600,000	$1,599,060
Palmer Square Loan Funding CLO Ltd (Cayman)
due 10/24/27 § # ~ ±	2,000,000	2,000,000
2.953% (USD LIBOR + 0.650%) due 07/15/26 § ~	2,002,658	2,002,027
3.043% (USD LIBOR + 0.740%) due 10/15/25 § ~	2,815,485	2,817,738
Regatta Funding CLO LP (Cayman) 3.553% (USD LIBOR + 1.250%) due 01/15/29 § ~	3,000,000	3,006,808
Regatta X Funding CLO Ltd ‘A’ (Cayman) 3.423% (USD LIBOR + 1.120%) due 01/17/31 § ~	3,000,000	2,987,343
Regatta XIV Funding CLO Ltd ‘A’ (Cayman) 3.466% (USD LIBOR + 1.190%) due 10/25/31 § ~	2,500,000	2,488,931
Santander Drive Auto Receivables Trust
2.280% due 09/15/23	2,500,000	2,505,265
2.358% (USD LIBOR + 0.330%) due 02/15/22 §	2,000,000	2,001,565
2.580% due 05/16/22	725,953	726,674
2.790% due 08/15/22	2,751,990	2,756,901
2.790% due 01/16/24	5,000,000	5,059,539
3.030% due 09/15/22	2,000,000	2,004,604
3.210% due 09/15/23	2,000,000	2,023,815
3.270% due 01/17/23	1,600,000	1,609,934
3.290% due 10/17/22	1,150,000	1,156,249
3.420% due 04/15/25	1,750,000	1,784,136
3.520% due 12/15/22	2,250,000	2,266,807
SLC Student Loan Trust
2.219% (USD LIBOR + 0.100%) due 09/15/26 §	1,552,991	1,550,749
2.229% (USD LIBOR + 0.110%) due 03/15/27 §	5,872,097	5,846,689
2.239% (USD LIBOR + 0.120%) due 06/15/29 §	1,071,303	1,065,596
3.007% (USD LIBOR + 0.875%) due 11/25/42 §	383,315	386,391
3.719% (USD LIBOR + 1.600%) due 12/15/32 §	373,906	382,290
SLM Private Credit Student Loan Trust 2.429% (USD LIBOR + 0.310%) due 12/15/38 §	800,000	781,042
SLM Private Education Loan Trust 3.500% due 06/15/44 ~	657,596	657,897
SLM Student Loan Trust
2.656% (USD LIBOR + 0.380%) due 10/25/24 §	1,667,112	1,668,483
2.826% (USD LIBOR + 0.550%) due 04/27/26 § ~	499,903	500,437
2.906% (USD LIBOR + 0.630%) due 01/25/40 § ~	3,150,000	3,124,272
SMB Private Education Loan Trust
2.340% due 09/15/34 ~	3,855,303	3,862,144
2.490% due 06/15/27 ~	613,229	615,264
2.700% due 05/15/31 ~	1,003,540	1,013,340
2.750% due 07/15/27 ~	431,089	433,782
3.050% due 05/15/26 ~	1,963,974	1,977,171
3.440% due 07/15/36 ~	1,850,000	1,931,137
3.500% due 02/15/36 ~	1,000,000	1,050,137
3.600% due 01/15/37 ~	3,000,000	3,108,341
3.630% due 11/15/35 ~	2,954,000	3,080,239
SMB Private Education Loan Trust ‘A1’
2.348% (USD LIBOR + 0.320%) due 12/16/24 § ~	2,111,114	2,110,467
2.378% (USD LIBOR + 0.350%) due 03/16/26 § ~	1,452,285	1,452,894
2.378% (USD LIBOR + 0.350%) due 07/15/26 § ~	5,743,224	5,748,691

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-11

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Sofi Consumer Loan Program Trust ‘A’ 2.450% due 08/25/28 ~	$2,000,000	$2,002,542
Sofi Professional Loan Program LLC ‘A1FX’ 2.130% due 11/16/48 ~	2,609,423	2,610,274
Verizon Owner Trust 1.680% due 05/20/21 ~	587,601	587,281
Verizon Owner Trust ‘A1B’ 2.494% (USD LIBOR + 0.450%) due 12/20/23 §	3,000,000	3,002,839
Volvo Financial Equipment LLC 3.130% due 11/15/23 ~	2,000,000	2,055,349
Voya CLO Ltd (Cayman) 3.433% (USD LIBOR + 1.130%) due 10/15/30 § ~	2,000,000	1,997,500

Total Asset-Backed Securities (Cost $201,610,699)		203,037,409

U.S. TREASURY OBLIGATIONS - 10.7%

U.S. Treasury Notes - 10.7%

1.250% due 07/31/23	6,000,000	5,929,102
1.250% due 08/31/24	5,000,000	4,931,250
1.375% due 08/31/20	5,000,000	4,979,004
1.500% due 08/15/22	3,000,000	2,993,613
1.750% due 07/31/24	9,500,000	9,586,836
1.750% due 07/31/21	3,000,000	3,004,453
2.000% due 01/15/21	5,000,000	5,014,063
2.000% due 07/31/22	3,000,000	3,035,391
2.000% due 10/31/22	8,000,000	8,100,312
2.250% due 03/31/21	6,000,000	6,044,766
2.500% due 01/15/22	8,000,000	8,156,094
2.625% due 12/15/21	10,000,000	10,221,484
2.750% due 09/30/20	4,000,000	4,036,641
2.750% due 11/30/20	20,000,000	20,217,188
2.875% due 10/31/20	8,500,000	8,596,289

Total U.S. Treasury Obligations (Cost $104,134,835)		104,846,486

MUNICIPAL BONDS - 0.1%

Pennsylvania Higher Education Assistance Agency ‘A’ 3.176% (USD LIBOR + 0.900%) due 07/25/29 §	585,777	587,270

Total Municipal Bonds (Cost $586,875)		587,270

	Shares	Value
SHORT-TERM INVESTMENT - 3.3%

Money Market Fund - 3.3%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.870%	32,606,551	$32,606,551

Total Short-Term Investment (Cost $32,606,551)		32,606,551

TOTAL INVESTMENTS - 100.0% (Cost $967,114,760)		978,580,086

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(27,168)

NET ASSETS - 100.0%		$978,552,918

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	55.4%
Asset-Backed Securities	20.7%
U.S. Treasury Obligations	10.7%
Senior Loan Notes	9.8%
Short-Term Investment	3.3%
Others (each less than 3.0%)	0.1%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
CSC Holdings LLC	$500,000	$501,563	$1,563

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$541,790,502	$—	$541,790,502	$—
	Senior Loan Notes	95,711,868	—	95,711,868	—
	Asset-Backed Securities	203,037,409	—	201,037,409	2,000,000
	U.S. Treasury Obligations	104,846,486	—	104,846,486	—
	Municipal Bonds	587,270	—	587,270	—
	Short-Term Investment	32,606,551	32,606,551	—	—
	Unfunded Loan Commitment	501,563	—	501,563	—

	Total	$979,081,649	$32,606,551	$944,475,098	$2,000,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-12

PACIFIC FUNDS

PACIFIC FUNDSSM CORE INCOME

Schedule of Investments

September 30, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 49.4%

Basic Materials - 0.6%

Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	$1,625,000	$1,671,516
Methanex Corp (Canada) 5.250% due 12/15/29	3,000,000	3,018,611

		4,690,127

Communications - 3.1%

AT&T Inc 5.250% due 03/01/37	4,000,000	4,716,616
Charter Communications Operating LLC 5.750% due 04/01/48	2,000,000	2,282,699
Diamond Sports Group LLC 5.375% due 08/15/26 ~	2,400,000	2,496,000
Discovery Communications 5.300% due 05/15/49	1,500,000	1,664,656
Fox Corp 5.576% due 01/25/49 ~	1,800,000	2,289,478
Sprint Communications Inc 6.000% due 11/15/22	6,000,000	6,390,000
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	2,994,500	3,013,216
Verizon Communications Inc 3.258% (USD LIBOR + 1.100%) due 05/15/25 §	3,000,000	3,048,803

		25,901,468

Consumer, Cyclical - 8.5%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	4,783,862	5,077,113
American Airlines Pass-Through Trust ‘AA’
3.575% due 07/15/29	4,284,354	4,526,317
3.600% due 03/22/29	2,586,128	2,719,184
American Airlines Pass-Through Trust ‘B’ 4.375% due 04/01/24	576,842	592,619
Beazer Homes USA Inc 7.250% due 10/15/29 ~	2,075,000	2,113,906
British Airways Pass-Through Trust ‘A’ (United Kingdom)
3.350% due 12/15/30 ~	2,100,000	2,146,286
4.625% due 12/20/25 ~	2,936,853	3,116,295
British Airways Pass-Through Trust ‘AA’ (United Kingdom) 3.300% due 06/15/34 ~	4,350,000	4,544,093
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	2,532,444	2,670,716
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	1,322,855	1,413,149
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	2,750,000	2,942,500
Ford Motor Credit Co LLC 5.584% due 03/18/24	1,850,000	1,968,935
General Motors Co 5.000% due 10/01/28	3,000,000	3,192,048
Hawaiian Airlines Pass-Through Certificates ‘A’ 3.900% due 07/15/27	1,750,629	1,789,755
Hyatt Hotels Corp 4.375% due 09/15/28	2,000,000	2,184,390
Jack Ohio Finance LLC 6.750% due 11/15/21 ~	2,000,000	2,047,500
Las Vegas Sands Corp 3.900% due 08/08/29	1,800,000	1,846,806
Lennar Corp 6.250% due 12/15/21	2,500,000	2,653,125
Marriott Ownership Resorts Inc 4.750% due 01/15/28 ~	75,000	75,937

	Principal Amount	Value
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	$2,500,000	$2,637,500
Nordstrom Inc 5.000% due 01/15/44	2,500,000	2,332,682
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	2,000,000	2,075,000
Spirit Airlines Pass- Through Trust ‘AA’
3.375% due 08/15/31	415,959	434,372
4.100% due 10/01/29	558,654	589,576
United Airlines Pass Through Trust ‘A’ 2.900% due 11/01/29	1,400,000	1,394,136
United Airlines Pass Through Trust ‘AA’
2.700% due 11/01/33	1,200,000	1,197,382
4.150% due 02/25/33	2,500,000	2,734,711
United Airlines Pass-Through Trust ‘B’
3.650% due 04/07/27	1,568,750	1,587,936
4.750% due 10/11/23	3,522,256	3,628,452
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	2,332,606	2,525,641
Walmart Inc 3.050% due 07/08/26	2,500,000	2,651,061

		71,409,123

Consumer, Non-Cyclical - 4.8%

Anheuser-Busch InBev Worldwide Inc (Belgium)
4.700% due 02/01/36	2,000,000	2,316,678
5.450% due 01/23/39	5,000,000	6,336,700
Bausch Health Cos Inc 6.500% due 03/15/22 ~	2,000,000	2,070,000
Cigna Corp 4.375% due 10/15/28	3,350,000	3,679,252
Global Payments Inc
3.200% due 08/15/29	1,500,000	1,522,449
4.150% due 08/15/49	2,450,000	2,580,013
Humana Inc 3.125% due 08/15/29	1,200,000	1,201,719
Keurig Dr Pepper Inc 4.417% due 05/25/25	5,000,000	5,465,271
Mars Inc 3.875% due 04/01/39 ~	2,000,000	2,238,935
PayPal Holdings Inc 2.650% due 10/01/26	3,500,000	3,520,610
Takeda Pharmaceutical Co Ltd (Japan) 4.400% due 11/26/23 ~	3,900,000	4,203,163
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.200% due 07/21/21	1,000,000	917,500
UnitedHealth Group Inc 3.500% due 08/15/39	1,850,000	1,931,017
Verisk Analytics Inc 4.125% due 03/15/29	1,650,000	1,819,854

		39,803,161

Energy - 3.5%

Concho Resources Inc 4.300% due 08/15/28	2,000,000	2,159,171
Diamondback Energy Inc 5.375% due 05/31/25	3,000,000	3,138,180
Energy Transfer Partners LP 4.750% due 01/15/26	3,000,000	3,254,917
EQM Midstream Partners LP 6.500% due 07/15/48	2,250,000	2,173,144
Kinder Morgan Energy Partners LP
4.300% due 05/01/24	2,720,000	2,910,948
5.000% due 08/15/42	2,500,000	2,747,521
MPLX LP
5.200% due 12/01/47 ~	1,200,000	1,318,477
5.250% due 01/15/25 ~	6,000,000	6,334,966
6.875% due 08/15/68	1,000,000	1,001,300

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-13

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Petroleos Mexicanos (Mexico)
6.350% due 02/12/48	$2,100,000	$1,937,586
6.840% due 01/23/30 ~	550,000	569,772
Southwestern Energy Co 6.200% due 01/23/25	1,750,000	1,557,500

		29,103,482

Financial - 18.2%

American Express Co 2.500% due 07/30/24	2,600,000	2,622,943
Avolon Holdings Funding Ltd (Ireland) 3.950% due 07/01/24 ~	1,650,000	1,694,467
Bank of America Corp
3.194% due 07/23/30	3,000,000	3,099,673
4.183% due 11/25/27	4,850,000	5,222,399
4.200% due 08/26/24	5,500,000	5,903,299
4.250% due 10/22/26	5,500,000	5,964,699
Boston Properties LP REIT
2.750% due 10/01/26	1,927,000	1,946,193
3.400% due 06/21/29	1,600,000	1,676,107
Citigroup Inc
4.125% due 07/25/28	3,600,000	3,879,128
4.400% due 06/10/25	3,000,000	3,228,085
4.600% due 03/09/26	3,948,000	4,311,657
Columbia Property Trust Operating Partnership LP REIT 4.150% due 04/01/25	3,500,000	3,647,764
Duke Realty LP REIT 3.750% due 12/01/24	3,420,000	3,634,719
Essex Portfolio LP REIT 3.000% due 01/15/30	2,000,000	2,022,240
GLP Capital LP REIT 5.250% due 06/01/25	1,950,000	2,152,858
HCP Inc REIT 3.500% due 07/15/29	2,800,000	2,913,486
Healthcare Realty Trust Inc REIT 3.625% due 01/15/28	1,900,000	1,978,673
Healthcare Trust of America Holdings LP REIT
3.100% due 02/15/30	600,000	619,020
3.500% due 08/01/26	2,000,000	1,996,895
Host Hotels & Resorts LP REIT 3.375% due 12/15/29	2,200,000	2,197,891
Jackson National Life Global Funding 2.650% due 06/21/24 ~	4,000,000	4,056,068
JPMorgan Chase & Co
2.950% due 10/01/26	2,000,000	2,054,616
4.125% due 12/15/26	4,000,000	4,373,146
KeyCorp 2.550% due 10/01/29	3,500,000	3,421,873
Life Storage LP REIT 4.000% due 06/15/29	1,650,000	1,767,614
MassMutual Global Funding II 3.400% due 03/08/26 ~	3,500,000	3,713,968
Mid-America Apartments LP REIT
3.600% due 06/01/27	1,276,000	1,351,095
3.950% due 03/15/29	4,600,000	5,025,209
Mitsubishi UFJ Financial Group Inc (Japan) 2.623% due 07/18/22	2,450,000	2,470,680
Morgan Stanley 5.000% due 11/24/25	7,500,000	8,409,944
Nuveen LLC 4.000% due 11/01/28 ~	2,050,000	2,291,763
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	3,100,000	3,268,787
Springleaf Finance Corp 6.125% due 03/15/24	3,200,000	3,452,000
Sumitomo Mitsui Financial Group Inc (Japan) 2.448% due 09/27/24	1,800,000	1,800,075
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	3,000,000	3,409,475

	Principal Amount	Value
The Goldman Sachs Group Inc
3.272% due 09/29/25	$2,000,000	$2,065,700
3.500% due 11/16/26	4,000,000	4,164,017
3.717% (USD LIBOR + 1.600%) due 11/29/23 §	2,755,000	2,841,578
The Howard Hughes Corp 5.375% due 03/15/25 ~	2,500,000	2,625,000
The Northwestern Mutual Life Insurance Co 3.625% due 09/30/59 ~	3,000,000	3,076,572
UDR Inc REIT
2.950% due 09/01/26	2,000,000	2,035,613
3.000% due 08/15/31	3,000,000	3,009,555
3.200% due 01/15/30	2,100,000	2,166,000
US Bancorp 2.400% due 07/30/24	4,000,000	4,051,662
Ventas Realty LP REIT
3.000% due 01/15/30	2,050,000	2,037,739
3.500% due 02/01/25	4,450,000	4,663,158
Wells Fargo & Co 4.400% due 06/14/46	3,750,000	4,220,116
Welltower Inc REIT 3.100% due 01/15/30	1,550,000	1,553,133
Willis North America Inc 2.950% due 09/15/29	2,500,000	2,458,133

		152,546,485

Industrial - 3.3%

Allegion US Holding Co Inc 3.550% due 10/01/27	4,336,000	4,421,667
Masco Corp 7.750% due 08/01/29	2,000,000	2,564,469
Norbord Inc (Canada) 6.250% due 04/15/23 ~	2,000,000	2,122,500
Owens-Brockway Glass Container Inc 5.000% due 01/15/22 ~	2,500,000	2,588,000
Penske Truck Leasing Co Lp
2.700% due 11/01/24 ~	1,850,000	1,856,260
3.450% due 07/01/24 ~	1,350,000	1,404,741
4.450% due 01/29/26 ~	1,200,000	1,296,787
TransDigm Inc 6.250% due 03/15/26 ~	1,000,000	1,076,250
United Parcel Service Inc
2.200% due 09/01/24	3,150,000	3,163,249
3.400% due 09/01/49	1,850,000	1,885,950
Waste Connections Inc 3.500% due 05/01/29	2,600,000	2,776,667
WRKCo Inc 4.200% due 06/01/32	2,450,000	2,692,667

		27,849,207

Technology - 2.0%

Broadcom Inc 4.250% due 04/15/26 ~	5,000,000	5,169,746
Fiserv Inc
3.500% due 07/01/29	2,650,000	2,794,303
4.400% due 07/01/49	3,000,000	3,382,779
Micron Technology Inc 4.185% due 02/15/27	2,100,000	2,163,446
NXP BV (Netherlands) 3.875% due 06/18/26 ~	2,000,000	2,106,173
Texas Instruments Inc 2.250% due 09/04/29	1,500,000	1,478,807

		17,095,254

Utilities - 5.4%

Aqua America Inc 3.566% due 05/01/29	1,500,000	1,598,776
Avangrid Inc
3.150% due 12/01/24	2,160,000	2,228,297
3.800% due 06/01/29	1,900,000	2,043,438

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-14

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Dominion Energy Inc 3.071% due 08/15/24	$4,931,000	$5,051,826
DPL Inc 4.350% due 04/15/29 ~	3,000,000	2,967,400
Duke Energy Progress LLC 3.450% due 03/15/29	1,700,000	1,834,058
Electricite de France SA (France) 4.500% due 09/21/28 ~	2,000,000	2,234,030
Exelon Corp 5.100% due 06/15/45	2,000,000	2,486,575
FirstEnergy Corp 4.850% due 07/15/47	2,400,000	2,856,508
IPALCO Enterprises Inc 3.700% due 09/01/24	3,500,000	3,627,760
Jersey Central Power & Light Co 4.300% due 01/15/26 ~	1,700,000	1,862,675
MidAmerican Energy Co 4.250% due 07/15/49	1,650,000	1,990,206
Nevada Power Co 3.700% due 05/01/29	3,000,000	3,292,589
NextEra Energy Operating Partners LP 4.250% due 07/15/24 ~	2,000,000	2,065,000
Oklahoma Gas & Electric Co 3.300% due 03/15/30	2,450,000	2,570,681
Southern California Edison Co 4.000% due 04/01/47	2,750,000	2,963,306
Talen Energy Supply LLC
6.500% due 06/01/25	1,000,000	765,000
6.625% due 01/15/28 ~	3,000,000	2,962,500

		45,400,625

Total Corporate Bonds & Notes (Cost $393,995,674)		413,798,932

SENIOR LOAN NOTES - 12.9%

Communications - 1.2%

Diamond Sports Group LLC Term B 5.300% (USD LIBOR + 3.250%) due 08/24/26 §	250,000	251,680
Sprint Communications Inc Term B
4.563% (USD LIBOR + 2.500%) due 02/03/24 §	2,929,900	2,912,320
5.063% (USD LIBOR + 3.000%) due 02/03/24 §	2,481,250	2,479,679
Zayo Group LLC Term B-2 4.294% (USD LIBOR + 2.250%) due 01/19/24 §	4,000,000	4,013,332

		9,657,011

Consumer, Cyclical - 3.6%

American Builders & Contractors Supply Co Inc Term B-2 due 10/31/23 ¥	3,989,770	3,992,511
Bass Pro Group LLC Term B 7.044% (USD LIBOR + 5.000%) due 09/25/24 §	1,472,387	1,421,084
Burger King Term B (Canada) 4.294% (USD LIBOR + 2.250%) due 02/17/24 §	6,019,113	6,046,048
Caesars Resort Collection LLC Term B 4.794% (USD LIBOR + 2.750%) due 12/22/24 §	2,979,785	2,964,088
Golden Nugget LLC Term B 4.800% (USD LIBOR + 2.750%) due 10/04/23 §	4,285,302	4,283,515
Hilton Worldwide Finance LLC Term B-2 3.787% (USD LIBOR + 1.750%) due 06/21/26 §	4,182,817	4,212,737

	Principal Amount	Value
Marriott Ownership Resorts Inc Term B 4.685% (USD LIBOR + 2.250%) due 08/29/25 §	$3,379,475	$3,401,976
SeaWorld Parks & Entertainment Inc Term B-5 5.044% (USD LIBOR + 3.000%) due 03/31/24 §	3,914,698	3,917,121

		30,239,080

Consumer, Non-Cyclical - 2.9%

Albertson’s LLC Term B-7 4.794% (USD LIBOR + 2.750%) due 11/17/25 §	3,810,801	3,839,085
Avantor Funding Inc Term B-2 5.044% (USD LIBOR + 3.000%) due 11/21/24 §	997,282	1,005,384
Bausch Health Americas Inc Term B 5.039% (USD LIBOR + 3.000%) due 06/01/25 § ¥	4,729,106	4,753,598
Garda World Security Corp Term B (Canada) 5.637% (USD LIBOR + 3.500%) due 05/26/24 § ¥	5,500,000	5,508,938
Refinitiv US Holdings Inc Term B 5.794% (USD LIBOR + 3.750%) due 10/01/25 §	2,992,462	3,012,335
Sunshine Luxembourg VII Sarl Term B (Luxembourg) due 10/02/26 ¥	2,250,000	2,262,305
US Foods Inc Term B 4.044% (USD LIBOR + 2.000%) due 06/27/23 §	3,882,404	3,899,793

		24,281,438

Financial - 1.0%

Avolon (US) LLC Term B-3 (Ireland) 3.794% (USD LIBOR + 1.750%) due 01/15/25 §	1,242,786	1,249,621
HUB International Ltd Term B 5.267% (USD LIBOR + 3.000%) due 04/25/25 §	1,481,250	1,466,900
MGM Growth Properties Operating Partnership LP REIT Term B 4.044% (USD LIBOR + 2.000%) due 03/25/25 §	1,992,261	1,999,422
USI Inc Term B 5.104% (USD LIBOR + 3.000%) due 05/16/24 §	3,912,424	3,850,479

		8,566,422

Industrial - 3.3%

Advanced Disposal Services Inc Term B 4.197% (USD LIBOR + 2.250%) due 11/10/23 §	5,964,806	5,987,920
Berry Global Inc Term Q 4.299% (USD LIBOR + 2.000%) due 10/01/22 §	3,000,000	3,016,731
Filtration Group Corp Term B due 03/29/25 ¥	1,994,739	2,002,011
GFL Environmental Inc Term B (Canada) 5.044% (USD LIBOR + 2.750%) due 05/31/25 §	6,199,799	6,153,301
Proampac PG Borrower LLC 5.660% (USD LIBOR + 3.500%) due 11/18/23 §	1,785,619	1,713,078
Reynolds Group Holdings Inc Term B 4.794% (USD LIBOR + 3.000%) due 02/05/23 §	2,930,046	2,938,057

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-15

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
TransDigm Inc
Term E 4.544% (USD LIBOR + 2.500%) due 05/30/25 §	$1,913,502	$1,909,166
Term F 4.544% (USD LIBOR + 2.500%) due 06/09/23 §	3,812,242	3,810,156

		27,530,420

Technology - 0.5%

Vertafore Inc Term B 5.294% (USD LIBOR + 3.250%) due 07/02/25 §	3,970,000	3,868,023

Utilities - 0.4%

Vistra Operations Co LLC Term B-1 4.044% (USD LIBOR + 2.000%) due 08/04/23 §	3,645,143	3,662,610

Total Senior Loan Notes (Cost $107,618,877)		107,805,004

MORTGAGE-BACKED SECURITIES - 0.5%

Fannie Mae - 0.5%

2.000% due 10/01/34	4,500,000	4,464,580

Total Mortgage-Backed Securities (Cost $4,459,746)		4,464,580

ASSET-BACKED SECURITIES - 15.8%

AmeriCredit Automobile Receivables Trust
2.240% due 06/19/23	950,000	951,051
2.400% due 05/18/22	1,850,000	1,852,436
2.690% due 06/19/23	1,050,000	1,058,895
2.710% due 08/18/22	1,500,000	1,511,778
3.130% due 02/18/25	1,250,000	1,273,770
3.360% due 02/18/25	1,000,000	1,027,765
Apidos CLO XXX ‘A2’ (Cayman) 3.900% (USD LIBOR + 1.600%) due 10/18/31 § ~	3,600,000	3,566,404
Benefit Street Partners CLO X Ltd (Cayman)
3.443% (USD LIBOR + 1.140%) due 01/15/29 § ~	400,000	400,311
4.053% (USD LIBOR + 1.750%) due 01/15/29 § ~	250,000	250,332
Buttermilk Park CLO Ltd ‘A1’ (Cayman) 3.403% (USD LIBOR + 1.100%) due 10/15/31 § ~	1,600,000	1,591,217
Capital Auto Receivables Asset Trust
1.690% due 03/20/21	313,136	312,939
2.110% due 03/22/21	600,000	599,809
3.090% due 08/22/22 ~	1,600,000	1,618,454
Carlyle Global Market Strategies CLO Ltd (Cayman)
3.306% (USD LIBOR + 1.050%) due 07/27/31 § ~	1,000,000	994,250
3.806% (USD LIBOR + 1.550%) due 07/27/31 § ~	2,000,000	1,972,326
CIFC Funding 2015-III Ltd ‘AR’ (Cayman)
3.173% (USD LIBOR + 0.870%) due 04/19/29 § ~	3,000,000	2,989,726
3.953% (USD LIBOR + 1.650%) due 04/19/29 § ~	1,805,000	1,734,222
Dryden 33 Senior Loan Fund (Cayman) 4.053% (USD LIBOR + 1.750%) due 04/15/29 § ~	2,000,000	2,002,083

	Principal Amount	Value
Dryden 43 Senior Loan Fund (Cayman) 4.028% (USD LIBOR + 1.750%) due 07/20/29 § ~	$3,200,000	$3,204,250
Dryden 53 CLO Ltd (Cayman) 3.703% (USD LIBOR + 1.400%) due 01/15/31 § ~	1,500,000	1,469,429
Dryden 55 CLO Ltd (Cayman) 4.203% (USD LIBOR + 1.900%) due 04/15/31 § ~	1,000,000	966,476
Dryden 58 CLO Ltd (Cayman)
3.803% (USD LIBOR + 1.500%) due 07/17/31 # § ~	2,000,000	1,971,703
4.103% (USD LIBOR + 1.800%) due 07/17/31 # § ~	2,000,000	1,925,975
Dryden 61 CLO Ltd (Cayman)
3.953% (USD LIBOR + 1.650%) due 01/17/32 § ~	2,250,000	2,234,240
4.353% (USD LIBOR + 2.050%) due 01/17/32 § ~	2,250,000	2,197,946
Dryden 64 CLO Ltd (Cayman) 3.700% (USD LIBOR + 1.400%) due 04/18/31 § ~	1,600,000	1,566,382
Dryden 75 CLO Ltd (Cayman) 4.003% (USD LIBOR + 1.700%) due 07/15/30 § ~	900,000	900,269
Ford Credit Auto Owner Trust
1.600% due 06/15/21	1,542,437	1,541,549
1.730% due 03/15/22	850,000	846,540
2.240% due 06/15/22	1,000,000	1,001,390
2.350% due 04/15/23	2,500,000	2,507,124
3.190% due 07/15/31 ~	4,000,000	4,171,800
Madison Park Funding Ltd (Cayman)
3.903% (USD LIBOR + 1.600%) due 07/15/30 § ~	2,600,000	2,582,083
4.050% (USD LIBOR + 1.750%) due 10/18/30 § ~	2,600,000	2,593,362
4.153% (USD LIBOR + 1.850%) due 07/15/30 § ~	1,400,000	1,354,040
Magnetite VIII Ltd (Cayman) 3.283% (USD LIBOR + 0.980%) due 04/15/31 § ~	3,000,000	2,989,500
Navient Student Loan Trust
2.640% due 05/15/68 ~	2,000,000	2,029,027
2.738% (USD LIBOR + 0.720%) due 03/25/67 § ~	2,000,000	1,992,653
Octagon Investment Partners 25 Ltd (Cayman) 3.478% (USD LIBOR + 1.200%) due 10/20/26 § ~	2,000,000	1,978,208
OneMain Financial Issuance Trust 2.370% due 09/14/32 ~	4,000,000	3,997,651
Palmer Square Loan Funding Ltd (Cayman)
due 10/24/27 § # ~ ±	2,750,000	2,750,000
3.043% (USD LIBOR + 0.740%) due 10/15/25 § ~	3,038,378	3,040,809
Regatta XIV Funding Ltd ‘A’ (Cayman) 3.466% (USD LIBOR + 1.190%) due 10/25/31 § ~	3,300,000	3,285,389
Santander Drive Auto Receivables Trust
2.358% (USD LIBOR + 0.330%) due 02/15/22 §	2,000,000	2,007,990
2.490% due 10/15/25	2,000,000	2,001,565
2.630% due 07/15/22	1,926,674	1,928,300
2.660% due 11/15/21	386,445	386,789
2.960% due 03/15/24	1,850,000	1,860,379
3.290% due 10/17/22	750,000	754,075
3.350% due 07/17/23	2,000,000	2,021,405
3.510% due 08/15/23	2,500,000	2,542,889
SLM Student Loan Trust 2.826% (USD LIBOR + 0.550%) due 10/25/64 § ~	10,000,000	9,864,840

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-16

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
SMB Private Education Loan Trust
2.328% (USD LIBOR + 0.300%) due 09/15/25 § ~	$1,568,642	$1,568,562
2.340% due 09/15/34 ~	1,870,054	1,873,372
2.700% due 05/15/31 ~	1,611,336	1,627,072
2.820% due 10/15/35 ~	4,313,168	4,370,667
2.880% due 09/15/34 ~	3,721,295	3,779,828
3.440% due 07/15/36 ~	1,850,000	1,931,137
3.500% due 02/15/36 ~	2,300,000	2,415,315
3.600% due 01/15/37 ~	1,550,000	1,605,976
3.630% due 11/15/35 ~	2,000,000	2,085,470
SoFi Consumer Loan Program Trust ‘A’ 2.450% due 08/25/28 ~	2,750,000	2,753,496
Sofi Professional Loan Program LLC 2.370% due 11/16/48 ~	2,000,000	2,004,090
Voya CLO Ltd (Cayman) 3.433% (USD LIBOR + 1.130%) due 10/15/30 § ~	2,000,000	1,997,500

Total Asset-Backed Securities (Cost $131,840,793)		132,186,280

U.S. TREASURY OBLIGATIONS - 15.6%

U.S. Treasury Bonds - 5.0%

2.250% due 08/15/46	4,050,000	4,157,341
2.500% due 02/15/46	3,500,000	3,772,002
2.500% due 05/15/46	3,000,000	3,234,199
2.750% due 11/15/47	4,000,000	4,535,156
2.875% due 11/15/46	3,000,000	3,474,609
3.000% due 11/15/44	4,000,000	4,702,734
3.000% due 02/15/48	3,750,000	4,457,007
3.000% due 02/15/49	5,000,000	5,967,578
3.375% due 11/15/48	6,000,000	7,652,344

		41,952,970

U.S. Treasury Notes - 10.6%

1.125% due 04/30/20	3,000,000	2,987,168
1.250% due 07/31/23	5,000,000	4,940,918
1.375% due 08/31/23	4,000,000	3,971,408
1.375% due 09/30/23	4,500,000	4,467,482
1.625% due 11/15/22	5,000,000	5,008,301
1.625% due 02/15/26	7,000,000	7,004,238
1.625% due 05/15/26	5,000,000	5,003,418
1.750% due 07/31/21	4,000,000	4,005,938
2.000% due 10/31/21	1,400,000	1,410,008
2.000% due 11/30/22	6,000,000	6,077,109
2.125% due 12/31/21	4,500,000	4,549,746
2.250% due 02/15/27	2,000,000	2,087,031
2.375% due 05/15/29	5,000,000	5,311,914
2.500% due 02/28/26	7,400,000	7,798,617
2.625% due 02/15/29	7,000,000	7,579,277
2.875% due 08/15/28	2,250,000	2,474,736
3.125% due 11/15/28	12,400,000	13,926,508

		88,603,817

Total U.S. Treasury Obligations (Cost $120,150,028)		130,556,787

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 1.1%

Chile Government (Chile) 2.250% due 10/30/22	$2,000,000	$2,009,520
Export-Import Bank of Korea (South Korea) 2.250% due 01/21/20	1,900,000	1,900,741
Mexico Government (Mexico) 4.500% due 04/22/29	2,300,000	2,501,848
Province of British Columbia (Canada) 2.000% due 10/23/22	3,000,000	3,025,465

Total Foreign Government Bonds & Notes (Cost $9,136,776)		9,437,574

	Shares
SHORT-TERM INVESTMENT - 6.4%

Money Market Fund - 6.4%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.870%	53,885,676	53,885,676

Total Short-Term Investment (Cost $53,885,676)		53,885,676

TOTAL INVESTMENTS - 101.7% (Cost $821,087,570)		852,134,833

OTHER ASSETS & LIABILITIES, NET - (1.7%)		(14,545,824)

NET ASSETS - 100.0%		$837,589,009

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	49.4%
Asset-Backed Securities	15.8%
U.S. Treasury Obligations	15.6%
Senior Loan Notes	12.9%
Short-Term Investment	6.4%
Others (each less than 3.0%)	1.6%

	101.7%
Other Assets & Liabilities, Net	(1.7%	)

	100.0%

(b)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
CSC Holdings LLC	$1,250,000	$1,253,906	$3,906

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-17

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$413,798,932	$—	$413,798,932	$—
	Senior Loan Notes	107,805,004	—	107,805,004	—
	Mortgage-Backed Securities	4,464,580	—	4,464,580	—
	Asset-Backed Securities	132,186,280	—	129,436,280	2,750,000
	U.S. Treasury Obligations	130,556,787	—	130,556,787	—
	Foreign Government Bonds & Notes	9,437,574	—	9,437,574	—
	Short-Term Investment	53,885,676	53,885,676	—	—
	Unfunded Loan Commitment	1,253,906	—	1,253,906	—

	Total	$853,388,739	$53,885,676	$796,753,063	$2,750,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-18

PACIFIC FUNDS

PACIFIC FUNDSSM STRATEGIC INCOME

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.4%

Basic Materials - 0.2%

Constellium SE *	96,660	$1,228,549

Consumer, Cyclical - 0.3%

Lennar Corp ‘A’	22,751	1,270,643
Party City Holdco Inc *	130,066	742,677

		2,013,320

Financial - 0.6%

Bank of America Corp	35,217	1,027,280
Citigroup Inc	17,345	1,198,193
The Goldman Sachs Group Inc	4,792	993,046
Wells Fargo & Co	26,387	1,330,960

		4,549,479

Industrial - 0.3%

Evoqua Water Technologies Corp *	75,629	1,287,206
Xylem Inc	11,110	884,578

		2,171,784

Total Common Stocks (Cost $9,796,724)		9,963,132

	Principal Amount
CORPORATE BONDS & NOTES - 64.0%

Basic Materials - 1.9%

Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	$4,125,000	4,243,078
Glencore Finance Canada Ltd (Switzerland) 4.250% due 10/25/22 ~	1,400,000	1,460,843
Glencore Funding LLC (Switzerland) 4.125% due 05/30/23 ~	1,200,000	1,258,515
Hecla Mining Co 6.875% due 05/01/21	2,600,000	2,587,000
Hexion Inc 7.875% due 07/15/27 ~	1,375,000	1,364,688
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	2,785,000	2,945,138

		13,859,262

Communications - 6.4%

AT&T Inc
3.400% due 05/15/25	3,000,000	3,134,979
4.350% due 03/01/29	5,175,000	5,723,865
4.850% due 03/01/39	700,000	794,928
Charter Communications Operating LLC
3.750% due 02/15/28	1,500,000	1,540,673
4.200% due 03/15/28	3,150,000	3,319,023
5.050% due 03/30/29	1,500,000	1,679,918
5.125% due 07/01/49	3,000,000	3,208,418
Comcast Corp 4.950% due 10/15/58	3,475,000	4,464,832
CSC Holdings LLC
5.750% due 01/15/30 ~	200,000	209,274
6.500% due 02/01/29 ~	2,025,000	2,254,534
Diamond Sports Group LLC 6.625% due 08/15/27 ~	2,600,000	2,700,230
Discovery Communications LLC 4.125% due 05/15/29	4,175,000	4,401,866
Sprint Capital Corp 8.750% due 03/15/32	1,500,000	1,853,925
Sprint Communications Inc 6.000% due 11/15/22	1,000,000	1,065,000

	Principal Amount	Value
Sprint Corp 7.625% due 02/15/25	$1,340,000	$1,477,350
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	100,000	100,625
Telesat LLC (Canada) 6.500% due 10/15/27 ~	350,000	357,000
The Interpublic Group of Cos Inc 4.650% due 10/01/28	2,000,000	2,243,414
The Walt Disney Co 2.750% due 09/01/49	1,950,000	1,881,399
Verizon Communications Inc 5.250% due 03/16/37	3,500,000	4,356,116

		46,767,369

Consumer, Cyclical - 9.8%

Air Canada Pass-Through Trust ‘B’ (Canada) 3.875% due 09/15/24 ~	736,072	746,856
American Airlines Pass-Through Trust ‘A’
3.500% due 08/15/33	1,950,000	2,026,412
4.100% due 07/15/29	1,285,289	1,382,093
American Airlines Pass-Through Trust ‘AA’ 3.150% due 08/15/33	2,950,000	3,031,592
American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	1,061,389	1,130,682
Beazer Homes USA Inc
5.875% due 10/15/27	3,700,000	3,612,125
6.750% due 03/15/25	1,000,000	1,023,750
7.250% due 10/15/29 ~	1,325,000	1,349,844
British Airways Pass-Through Trust ‘AA’ (United Kingdom) 3.300% due 06/15/34 ~	2,750,000	2,872,703
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	2,475,000	2,536,627
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	3,250,000	2,738,125
Core & Main Holdings LP 8.625% Cash or 9.375% PIK due 09/15/24 ~	1,575,000	1,592,719
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	2,250,000	2,407,500
Gateway Casinos & Entertainment Ltd (Canada) 8.250% due 03/01/24 ~	1,275,000	1,329,188
General Motors Financial Co Inc
3.200% due 07/06/21	1,550,000	1,566,292
4.375% due 09/25/21	1,500,000	1,550,110
5.100% due 01/17/24	1,000,000	1,075,910
5.650% due 01/17/29	1,175,000	1,296,749
Golden Nugget Inc
6.750% due 10/15/24 ~	1,725,000	1,772,437
8.750% due 10/01/25 ~	2,150,000	2,246,750
Hyundai Capital America 4.125% due 06/08/23 ~	3,700,000	3,863,357
Jack Ohio Finance LLC 6.750% due 11/15/21 ~	3,500,000	3,583,125
Las Vegas Sands Corp 3.500% due 08/18/26	3,450,000	3,509,834
Lennar Corp 4.750% due 11/29/27	1,875,000	2,020,312
Mattamy Group Corp (Canada)
6.500% due 10/01/25 ~	1,450,000	1,529,750
6.875% due 12/15/23 ~	1,500,000	1,567,500
Michaels Stores Inc 8.000% due 07/15/27 ~	2,660,000	2,673,300
Norwegian Air Shuttle ASA Pass-Through Trust ‘B’ (Norway) 7.500% due 05/10/25 ~	308,582	312,130
Panther BF Aggregator 2 LP
6.250% due 05/15/26 ~	2,200,000	2,321,000
8.500% due 05/15/27 ~	575,000	583,625

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-19

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Scientific Games International Inc 8.250% due 03/15/26 ~	$1,325,000	$1,414,438
Tesla Inc 5.300% due 08/15/25 ~	6,025,000	5,430,031
United Airlines Pass Through Trust ‘AA’ 4.150% due 02/25/33	3,000,000	3,281,654
Wynn Resorts Finance LLC 5.125% due 10/01/29 ~	2,650,000	2,781,904

		72,160,424

Consumer, Non-Cyclical - 7.8%

Ahern Rentals Inc 7.375% due 05/15/23 ~	5,475,000	4,687,969
Albertsons Cos Inc 5.875% due 02/15/28 ~	325,000	344,806
Anheuser-Busch InBev Worldwide Inc (Belgium)
4.750% due 01/23/29	3,825,000	4,457,748
5.450% due 01/23/39	500,000	633,670
5.800% due 01/23/59	3,200,000	4,364,859
Anthem Inc 2.875% due 09/15/29	1,950,000	1,932,345
Bacardi Ltd (Bermuda) 4.700% due 05/15/28 ~	3,000,000	3,279,937
BAT Capital Corp (United Kingdom) 3.222% due 08/15/24	2,200,000	2,228,090
Bausch Health Cos Inc 7.000% due 01/15/28 ~	300,000	323,880
Eagle Holding Co II LLC
7.625% Cash or 8.375% PIK due 05/15/22 ~	3,046,000	3,076,460
7.750% Cash or PIK due 05/15/22 ~	725,000	732,250
Global Payments Inc
3.200% due 08/15/29	2,250,000	2,283,673
4.150% due 08/15/49	650,000	684,493
HCA Inc
5.000% due 03/15/24	3,000,000	3,279,456
5.125% due 06/15/39	3,200,000	3,510,567
Jaguar Holding Co II 6.375% due 08/01/23 ~	500,000	518,125
JBS Investments II GmbH
5.750% due 01/15/28 ~	1,000,000	1,043,750
7.000% due 01/15/26 ~	950,000	1,027,415
JBS USA LUX SA 5.750% due 06/15/25 ~	500,000	522,785
Keurig Dr Pepper Inc 4.597% due 05/25/28	3,200,000	3,600,374
Kraft Heinz Foods Co 4.625% due 10/01/39 ~	1,950,000	1,963,634
Pilgrim’s Pride Corp
5.750% due 03/15/25 ~	625,000	648,437
5.875% due 09/30/27 ~	1,550,000	1,670,512
Reynolds American Inc (United Kingdom) 4.450% due 06/12/25	1,500,000	1,601,495
Select Medical Corp 6.250% due 08/15/26 ~	3,150,000	3,299,625
TMS International Holding Corp 7.250% due 08/15/25 ~	5,250,000	4,515,000
Verscend Escrow Corp 9.750% due 08/15/26 ~	950,000	1,015,189

		57,246,544

Energy - 7.3%

Archrock Partners LP 6.875% due 04/01/27 ~	1,325,000	1,412,728
Ascent Resources Utica Holdings LLC 7.000% due 11/01/26 ~	2,850,000	2,394,000
Endeavor Energy Resources LP
5.500% due 01/30/26 ~	3,075,000	3,213,375
5.750% due 01/30/28 ~	750,000	800,625

	Principal Amount	Value
Energy Transfer Operating LP 6.250% due 02/15/23	$3,650,000	$3,390,923
Energy Transfer Partners LP
4.050% due 03/15/25	1,200,000	1,255,961
4.750% due 01/15/26	1,700,000	1,844,453
5.800% due 06/15/38	3,000,000	3,439,845
EnLink Midstream Partners LP 4.400% due 04/01/24	2,500,000	2,417,000
EQM Midstream Partners LP 4.000% due 08/01/24	3,850,000	3,734,483
Global Partners LP 7.000% due 08/01/27 ~	2,275,000	2,348,937
Kinder Morgan Energy Partners LP
4.300% due 05/01/24	5,315,000	5,688,121
5.000% due 08/15/42	1,000,000	1,099,009
Moss Creek Resources Holdings Inc
7.500% due 01/15/26 ~	2,025,000	1,501,031
10.500% due 05/15/27 ~	900,000	733,500
MPLX LP
4.000% due 03/15/28	2,650,000	2,765,579
4.800% due 02/15/29	350,000	387,074
5.250% due 01/15/25 ~	4,825,000	5,094,369
6.875% due 02/15/23	450,000	450,585
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	2,725,000	3,064,189
Sunoco Logistics Partners Operations LP 4.000% due 10/01/27	1,200,000	1,243,350
Targa Resources Partners LP
5.000% due 01/15/28	650,000	658,970
5.125% due 02/01/25	900,000	930,015
5.375% due 02/01/27	200,000	207,750
5.875% due 04/15/26	1,350,000	1,431,000
6.500% due 07/15/27 ~	500,000	546,795
WPX Energy Inc 5.250% due 10/15/27	1,725,000	1,742,250

		53,795,917

Financial - 17.5%

AerCap Ireland Capital DAC (Ireland)
3.300% due 01/23/23	1,850,000	1,887,868
3.950% due 02/01/22	750,000	774,943
4.450% due 10/01/25	2,000,000	2,135,413
Air Lease Corp
3.625% due 04/01/27	1,650,000	1,706,399
3.750% due 06/01/26	3,000,000	3,125,610
4.250% due 09/15/24	1,000,000	1,066,425
4.625% due 10/01/28	1,500,000	1,654,149
Avolon Holdings Funding Ltd (Ireland) 4.375% due 05/01/26 ~	3,200,000	3,312,480
Bank of America Corp
2.756% (USD LIBOR + 0.650%) due 06/25/22 §	3,000,000	3,011,383
3.057% (USD LIBOR + 0.770%) due 02/05/26 §	2,000,000	1,981,339
3.366% due 01/23/26	1,000,000	1,043,269
4.183% due 11/25/27	5,575,000	6,003,067
BOC Aviation Ltd (Singapore) 3.500% due 09/18/27 ~	4,000,000	4,118,597
Citigroup Inc
3.236% (USD LIBOR + 0.960%) due 04/25/22 §	3,000,000	3,032,703
3.980% due 03/20/30	3,000,000	3,273,187
4.075% due 04/23/29	3,000,000	3,278,280
4.400% due 06/10/25	2,500,000	2,690,071
4.600% due 03/09/26	575,000	627,964
CNO Financial Group Inc 5.250% due 05/30/29	3,100,000	3,402,250
GLP Capital LP REIT 5.300% due 01/15/29	4,000,000	4,423,840

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-20

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
HCP Inc REIT 3.250% due 07/15/26	$5,000,000	$5,148,070
Host Hotels & Resorts LP REIT 3.375% due 12/15/29	1,325,000	1,323,730
Iron Mountain Inc REIT 4.875% due 09/15/29 ~	2,300,000	2,340,940
JPMorgan Chase & Co
3.125% due 01/23/25	4,600,000	4,769,509
4.005% due 04/23/29	2,000,000	2,188,713
4.125% due 12/15/26	4,150,000	4,537,139
KeyCorp 2.550% due 10/01/29	4,900,000	4,790,622
Marsh & McLennan Cos Inc 3.875% due 03/15/24	2,500,000	2,666,765
Mid-America Apartments LP REIT 3.950% due 03/15/29	4,175,000	4,560,923
Morgan Stanley
3.407% (USD LIBOR + 1.220%) due 05/08/24 §	2,000,000	2,028,820
3.591% due 07/22/28	4,150,000	4,380,736
3.772% due 01/24/29	2,050,000	2,192,620
5.000% due 11/24/25	3,150,000	3,532,176
Service Properties Trust REIT 4.750% due 10/01/26	4,925,000	4,954,639
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	1,975,000	2,244,571
The Goldman Sachs Group Inc
3.272% due 09/29/25	2,500,000	2,582,125
3.283% (USD LIBOR + 1.000%) due 07/24/23 §	3,000,000	3,014,511
3.500% due 11/16/26	1,100,000	1,145,105
3.625% due 02/20/24	350,000	367,413
3.750% due 02/25/26	2,300,000	2,435,308
The Howard Hughes Corp 5.375% due 03/15/25 ~	3,000,000	3,150,000
UDR Inc REIT 3.000% due 08/15/31	3,450,000	3,460,988
Ventas Realty LP REIT 3.500% due 02/01/25	3,200,000	3,353,282
Wells Fargo & Co 3.750% due 01/24/24	4,150,000	4,397,807
Willis North America Inc 2.950% due 09/15/29	100,000	98,325

		128,214,074

Industrial - 8.7%

Allegion US Holding Co Inc
3.200% due 10/01/24	3,000,000	3,044,913
3.550% due 10/01/27	650,000	662,842
Apex Tool Group LLC 9.000% due 02/15/23 ~	2,425,000	2,164,312
ARD Finance SA (Luxembourg) 7.125% Cash or 7.875% PIK due 09/15/23	2,050,000	2,121,750
ARD Securities Finance SARL (Luxembourg) 8.750% Cash or PIK due 01/31/23 ~	1,906,474	1,982,733
Ardagh Packaging Finance PLC (Ireland)
4.125% due 08/15/26 ~	200,000	201,750
5.250% due 08/15/27 ~	200,000	203,000
Brand Industrial Services Inc 8.500% due 07/15/25 ~	2,000,000	1,910,000
Cloud Crane LLC 10.125% due 08/01/24 ~	2,800,000	3,003,000
Flex Acquisition Co Inc 6.875% due 01/15/25 ~	1,300,000	1,192,230
GFL Environmental Inc (Canada) 7.000% due 06/01/26 ~	2,325,000	2,452,875

	Principal Amount	Value
Masco Corp
3.500% due 04/01/21	$1,075,000	$1,090,033
7.750% due 08/01/29	4,110,000	5,269,983
Mauser Packaging Solutions Holding Co
5.500% due 04/15/24 ~	1,100,000	1,138,280
7.250% due 04/15/25 ~	4,400,000	4,175,820
New Enterprise Stone & Lime Co Inc 10.125% due 04/01/22 ~	3,943,000	4,071,147
Penske Truck Leasing Co LP
3.350% due 11/01/29 ~	4,925,000	4,908,658
3.450% due 07/01/24 ~	2,950,000	3,069,619
Standard Industries Inc
4.750% due 01/15/28 ~	2,768,000	2,871,551
5.000% due 02/15/27 ~	1,500,000	1,556,700
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	3,395,000	3,191,300
TransDigm Inc 6.500% due 07/15/24	1,175,000	1,216,125
TransDigm UK Holdings PLC 6.875% due 05/15/26	3,500,000	3,771,250
United Parcel Service Inc 3.400% due 09/01/49	2,125,000	2,166,294
WRKCo Inc 3.900% due 06/01/28	5,175,000	5,462,384
Zekelman Industries Inc 9.875% due 06/15/23 ~	1,115,000	1,175,628

		64,074,177

Technology - 3.4%

Apple Inc 2.950% due 09/11/49	3,925,000	3,853,761
Broadcom Inc 4.250% due 04/15/26 ~	5,175,000	5,350,687
Dell International LLC
4.000% due 07/15/24 ~	3,000,000	3,139,999
4.900% due 10/01/26 ~	1,700,000	1,822,590
International Business Machines Corp 3.000% due 05/15/24	5,000,000	5,177,389
NXP BV (Netherlands)
3.875% due 06/18/26 ~	650,000	684,506
4.300% due 06/18/29 ~	4,175,000	4,474,243

		24,503,175

Utilities - 1.2%

DPL Inc 4.350% due 04/15/29 ~	3,000,000	2,967,400
MidAmerican Energy Co 4.250% due 07/15/49	3,475,000	4,191,494
Vistra Operations Co LLC
4.300% due 07/15/29 ~	1,000,000	1,027,450
5.000% due 07/31/27 ~	575,000	593,504

		8,779,848

Total Corporate Bonds & Notes (Cost $453,262,978)		469,400,790

SENIOR LOAN NOTES - 22.3%

Basic Materials - 0.7%

Aleris International Inc 6.794% (USD LIBOR + 4.750%) due 02/27/23 §	4,952,462	4,964,843

Communications - 3.0%

Charter Communications Operating LLC Term B 4.050% (USD LIBOR + 2.000%) due 04/30/25 §	2,481,061	2,498,681
Clear Channel Outdoor Holdings Inc Term B 5.544% (USD LIBOR + 3.500%) due 08/23/26 §	2,250,000	2,259,644

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-21

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
CSC Holdings LLC 4.278% (USD LIBOR + 2.250%) due 07/17/25 §	$641,484	$641,802
Term B-2 4.528% (USD LIBOR + 2.500%) due 01/25/26 §	3,950,000	3,961,092
Term B-4 5.028% (USD LIBOR + 3.000%) due 04/15/27 §	374,063	375,182
Sprint Communications Inc Term B
4.563% (USD LIBOR + 2.500%) due 02/03/24 §	2,442,399	2,427,745
5.063% (USD LIBOR + 3.000%) due 02/03/24 §	1,861,870	1,860,692
Uber Technologies Inc Term B 6.028% (USD LIBOR + 4.000%) due 04/04/25 §	1,984,925	1,978,100
Zayo Group LLC Term B-2 4.294% (USD LIBOR + 2.250%) due 01/19/24 § ¥	6,500,000	6,521,665

		22,524,603

Consumer, Cyclical - 5.4%

American Builders & Contractors Supply Co Inc Term B-2 4.044% (USD LIBOR + 2.000%) due 10/31/23 §	4,850,128	4,853,460
Bass Pro Group LLC Term B 7.044% (USD LIBOR + 5.000%) due 09/25/24 §	3,472,158	3,351,174
BJ’s Wholesale Club Inc Term B 4.786% (USD LIBOR + 3.000%) due 02/03/24 §	3,842,796	3,858,298
Burger King Term B (Canada) 4.294% (USD LIBOR + 2.250%) due 02/17/24 §	6,048,207	6,075,273
Caesars Resort Collection LLC Term B 4.794% (USD LIBOR + 2.750%) due 12/22/24 §	6,401,136	6,367,415
ClubCorp Holdings Inc Term B 4.854% (USD LIBOR + 2.750%) due 09/18/24 §	3,427,438	3,064,987
Golden Nugget LLC Term B 4.800% (USD LIBOR + 2.750%) due 10/04/23 §	372,978	372,823
SeaWorld Parks & Entertainment Inc Term B-5 5.044% (USD LIBOR + 3.000%) due 03/31/24 §	4,781,443	4,784,403
SRS Distribution Inc Term B 5.294% (USD LIBOR + 3.250%) due 05/24/25 §	2,970,000	2,897,235
Tacala Investment Corp Term B 5.044% (USD LIBOR + 3.250%) due 02/01/25 §	3,949,949	3,908,771

		39,533,839

Consumer, Non-Cyclical - 2.3%

Albertson’s LLC Term B-7 4.794% (USD LIBOR + 2.750%) due 11/17/25 §	2,907,895	2,929,477
Allied Universal Holdco LLC 6.507% (USD LIBOR + 4.250%) due 07/12/26 §	1,364,865	1,368,561
Bausch Health Americas Inc Term B
4.789% (USD LIBOR + 2.750%) due 11/27/25 §	1,842,105	1,847,862
5.039% (USD LIBOR + 3.000%) due 06/01/25 § ¥	6,851,418	6,886,901
Jaguar Holding Co II due 08/18/22 ¥	870,455	872,304

	Principal Amount	Value
Sunshine Luxembourg VII Sarl Term B (Luxembourg) due 10/02/26 ¥	$2,750,000	$2,765,040

		16,670,145

Financial - 1.2%

HUB International Ltd Term B 5.267% (USD LIBOR + 3.000%) due 04/25/25 §	4,816,861	4,770,195
USI Inc Term B 5.104% (USD LIBOR + 3.000%) due 05/16/24 §	3,920,000	3,857,935

		8,628,130

Industrial - 8.6%

Advanced Disposal Services Inc Term B 4.197% (USD LIBOR + 2.250%) due 11/10/23 §	5,806,195	5,828,694
Brand Industrial Services Inc 6.514% (USD LIBOR + 4.250%) due 06/21/24 §	3,919,799	3,836,504
Cornerstone Building Brands Inc Term B 5.789% (USD LIBOR + 3.750%) due 04/12/25 §	4,339,851	4,254,864
Crosby US Acquisition Corp Term B 6.796% (USD LIBOR + 4.750%) due 06/27/26 §	2,992,500	2,932,650
Dynasty Acquisition Co Inc 6.104% (USD LIBOR + 4.000%) due 04/08/26 §	3,170,455	3,190,270
EWT Holdings III Corp 5.044% (USD LIBOR + 3.000%) due 12/20/24 §	2,763,158	2,776,974
Filtration Group Corp Term B 5.044% (USD LIBOR + 3.000%) due 03/29/25 §	3,231,128	3,242,909
Flex Acquisition Co Inc
5.319% (USD LIBOR + 3.000%) due 12/29/23 §	1,911,222	1,841,598
Term B 5.569% (USD LIBOR + 3.250%) due 06/29/25 §	978,518	944,270
GFL Environmental Inc Term B (Canada) 5.044% (USD LIBOR + 2.750%) due 05/31/25 § ¥	5,095,542	5,057,325
Kloeckner Pentaplast of America Inc Term B (Luxembourg) 6.294% (USD LIBOR + 4.250%) due 06/30/22 §	2,940,000	2,562,701
Mauser Packaging Solutions Holding Co Term B 5.590% (USD LIBOR + 3.250%) due 04/03/24 §	3,180,550	3,120,253
North American Lifting Holdings Inc
6.604% (USD LIBOR + 4.500%) due 11/27/20 §	2,467,316	2,283,037
(2nd Lien) 11.104% (USD LIBOR + 9.000%) due 11/27/21 §	2,000,000	1,460,000
Reynolds Group Holdings Inc Term B 4.794% (USD LIBOR + 3.000%) due 02/05/23 § ¥	8,816,894	8,840,999
StandardAero (Canada) 6.104% (USD LIBOR + 4.000%) due 04/04/26 §	1,704,545	1,715,199
Titan Acquisition Ltd Term B (Canada) 5.044% (USD LIBOR + 3.000%) due 03/28/25 §	2,962,406	2,843,910

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-22

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
TransDigm Inc
Term F 4.544% (USD LIBOR + 2.500%) due 06/09/23 §	$967,574	$967,045
Term G 4.544% (USD LIBOR + 2.500%) due 08/22/24 § ¥	5,317,987	5,306,351

		63,005,553

Technology - 1.1%

Vertafore Inc (2nd Lien) 9.294% (USD LIBOR + 7.250%) due 07/02/26 §	1,000,000	986,875
Term B 5.294% (USD LIBOR + 3.250%) due 07/02/25 §	2,481,250	2,417,514
Tempo Acquisition LLC Term B due 05/01/24 ¥	5,000,000	5,021,250

		8,425,639

Total Senior Loan Notes (Cost $165,291,361)		163,752,752

ASSET-BACKED SECURITIES - 3.3%

Apidos CLO XXX ‘A2’ (Cayman) 3.900% (USD LIBOR + 1.600%) due 10/18/31 § ~	2,400,000	2,377,603
Buttermilk Park CLO Ltd ‘A1’ (Cayman) 3.403% (USD LIBOR + 1.100%) due 10/15/31 § ~	700,000	696,157
CIFC Funding 2015-III Ltd ‘AR’ (Cayman) 3.953% (USD LIBOR + 1.650%) due 04/19/29 § ~	1,100,000	1,056,867
Dryden 43 Senior Loan Fund (Cayman) 4.028% (USD LIBOR + 1.750%) due 07/20/29 § ~	1,200,000	1,201,594
Dryden 55 CLO Ltd (Cayman) 4.203% (USD LIBOR + 1.900%) due 04/15/31 § ~	250,000	241,619
Dryden 58 CLO Ltd (Cayman)
3.803% (USD LIBOR + 1.500%) due 07/17/31 § ~	1,500,000	1,478,777
4.103% (USD LIBOR + 1.800%) due 07/17/31 § ~	1,500,000	1,444,481
Dryden 61 CLO Ltd (Cayman)
3.953% (USD LIBOR + 1.650%) due 01/17/32 § ~	1,500,000	1,489,493
4.353% (USD LIBOR + 2.050%) due 01/17/32 § ~	1,500,000	1,465,297
Dryden 64 CLO Ltd (Cayman) 3.700% (USD LIBOR + 1.400%) due 04/18/31 § ~	2,600,000	2,545,370
Madison Park Funding Ltd (Cayman)
4.050% (USD LIBOR + 1.750%) due 10/18/30 § ~	2,650,000	2,643,235
3.903% (USD LIBOR + 1.600%) due 07/15/30 § ~	2,000,000	1,986,218
4.153% (USD LIBOR + 1.850%) due 07/15/30 § ~	1,000,000	967,171
Palmer Square Loan Funding Ltd (Cayman) due 10/24/27 § # ~ ±	2,250,000	2,250,000
Regatta XIII Funding Ltd ‘D’ (Cayman) 8.253% (USD LIBOR + 5.950%) due 07/15/31 § ~	2,500,000	2,308,679

Total Asset-Backed Securities (Cost $24,600,000)		24,152,561

	Principal Amount	Value

FOREIGN GOVERNMENT BONDS & NOTES - 0.9%

Mexico Government (Mexico)
3.750% due 01/11/28	$2,750,000	$2,837,313
4.500% due 04/22/29	700,000	761,432
4.600% due 02/10/48	3,000,000	3,213,780

Total Foreign Government Bonds & Notes (Cost $6,427,037)		6,812,525

	Shares
SHORT-TERM INVESTMENT - 10.1%

Money Market Fund - 10.1%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.870%	74,173,427	74,173,427

Total Short-Term Investment (Cost $74,173,427)		74,173,427

TOTAL INVESTMENTS - 102.0% (Cost $733,551,527)		748,255,187

OTHER ASSETS & LIABILITIES, NET - (2.0%)		(14,362,476)

NET ASSETS - 100.0%		$733,892,711

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	64.0%
Senior Loan Notes	22.3%
Short-Term Investment	10.1%
Asset-Backed Securities	3.3%
Others (each less than 3.0%)	2.3%

	102.0%
Other Assets & Liabilities, Net	(2.0%	)

	100.0%

(b)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Allied Universal Holdco LLC	$135,135	$135,501	$366
CSC Holdings LLC	1,500,000	1,504,688	4,688

	$1,635,135	$1,640,189	$5,054

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-23

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$9,963,132	$9,963,132	$—	$—
	Corporate Bonds & Notes	469,400,790	—	469,400,790	—
	Senior Loan Notes	163,752,752	—	163,752,752	—
	Asset-Backed Securities	24,152,561	—	21,902,561	2,250,000
	Foreign Government Bonds & Notes	6,812,525	—	6,812,525	—
	Short-Term Investment	74,173,427	74,173,427	—	—
	Unfunded Loan Commitments	1,640,189	—	1,640,189	—

	Total	$749,895,376	$84,136,559	$663,508,817	$2,250,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-24

PACIFIC FUNDS

PACIFIC FUNDSSM FLOATING RATE INCOME

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Communications - 0.0%

iHeartMedia Inc Exercise @ $14.70 Exp 05/01/39	1,038	$15,246

Total Warrants (Cost $20,207)		15,246

COMMON STOCKS - 0.0%

Communications - 0.0%

iHeartMedia Inc ‘B’ * ±	11	146

Total Common Stocks (Cost $214)		146

EXCHANGE-TRADED FUND - 1.4%

Invesco Senior Loan	1,003,975	22,679,795

Total Exchange-Traded Fund (Cost $22,833,742)		22,679,795

	Principal Amount
CORPORATE BONDS & NOTES - 5.0%

Communications - 1.3%

CSC Holdings LLC 5.125% due 12/15/21 ~	$9,918,000	9,932,381
Sprint Communications Inc 7.000% due 08/15/20	10,000,000	10,347,100

		20,279,481

Consumer, Cyclical - 0.4%

eG Global Finance PLC (United Kingdom) 6.750% due 02/07/25 ~	6,500,000	6,370,000

Consumer, Non-Cyclical - 0.4%

Ahern Rentals Inc 7.375% due 05/15/23 ~	6,404,000	5,483,425

Industrial - 2.9%

GFL Environmental Inc (Canada)
5.375% due 03/01/23 ~	250,000	254,325
5.625% due 05/01/22 ~	7,336,000	7,537,740
Reynolds Group Issuer Inc
5.486% (USD LIBOR + 3.500%) due 07/15/21 § ~	20,750,000	20,827,812
5.750% due 10/15/20	6,567,643	6,589,645
TransDigm Inc
6.000% due 07/15/22	5,500,000	5,596,250
6.250% due 03/15/26 ~	5,000,000	5,381,250

		46,187,022

Total Corporate Bonds & Notes (Cost $78,367,499)		78,319,928

SENIOR LOAN NOTES - 90.9%

Basic Materials - 2.1%

Aleris International Inc 6.794% (USD LIBOR + 4.750%) due 02/27/23 §	10,862,500	10,889,656

	Principal Amount	Value
Messer Industries USA Inc Term B 4.604% (USD LIBOR + 2.500%) due 03/01/26 §	$10,465,380	$10,453,387
PQ Corp Term B 4.756% (USD LIBOR + 2.500%) due 02/08/25 §	7,932,625	7,956,708
Starfruit US Holdco LLC Term B (Netherlands) 5.292% (USD LIBOR + 3.250%) due 10/01/25 §	3,517,350	3,452,497

		32,752,248

Communications - 10.4%

Ancestry.com Operations Inc Term B 6.300% (USD LIBOR + 4.250%) due 08/27/26 §	7,106,089	7,067,595
Charter Communications Operating LLC Term B 4.050% (USD LIBOR + 2.000%) due 04/30/25 § ¥	7,964,620	8,021,185
Clear Channel Outdoor Holdings Inc Term B 5.544% (USD LIBOR + 3.500%) due 08/21/26 §	14,500,000	14,562,147
CommScope Inc Term B-2 5.294% (USD LIBOR + 3.250%) due 04/04/26 §	6,275,000	6,264,489
CSC Holdings LLC Term B-4 5.028% (USD LIBOR + 3.000%) due 04/15/27 § ¥	17,518,000	17,570,466
Diamond Sports Group LLC Term B 5.300% (USD LIBOR + 3.250%) due 08/24/26 §	5,125,000	5,159,435
JD Power & Associates 5.794% (USD LIBOR + 3.750%) due 09/07/23 §	11,719,826	11,749,126
MTN Infrastructure TopCo Inc Term B 5.044% (USD LIBOR + 3.000%) due 11/17/24 §	3,410,303	3,380,463
NEP Group Inc
(2nd Lien) 9.044% (USD LIBOR + 7.000%) due 10/19/26 §	4,200,000	4,116,000
Term B 5.294% (USD LIBOR + 3.250%) due 10/20/25 §	9,778,372	9,622,524
SBA Senior Finance II LLC Term B 4.050% (USD LIBOR + 2.000%) due 04/11/25 § ¥	10,056,197	10,074,268
Sprint Communications Inc Term B 4.563% (USD LIBOR + 2.500%) due 02/03/24 §	12,530,066	12,454,886
5.063% (USD LIBOR + 3.000%) due 02/03/24 §	8,346,520	8,341,237
Uber Technologies Inc Term B 6.028% (USD LIBOR + 4.000%) due 04/04/25 §	10,931,929	10,894,345
Zayo Group LLC
Term B-1 4.044% (USD LIBOR + 2.000%) due 01/19/21 §	3,133,702	3,143,495
Term B-2 4.294% (USD LIBOR + 2.250%) due 01/19/24 § ¥	32,250,000	32,357,489

		164,779,150

Consumer, Cyclical - 15.4%

American Builders & Contractors Supply Co Inc Term B-2 4.044% (USD LIBOR + 2.000%) due 10/31/23 § ¥	26,098,252	26,116,182
Bass Pro Group LLC Term B 7.044% (USD LIBOR + 5.000%) due 09/25/24 §	2,733,864	2,638,605

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-25

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Beacon Roofing Supply Inc Term B due 01/02/25 § ¥	$5,924,661	$5,918,938
BJ’s Wholesale Club Inc Term B 4.786% (USD LIBOR + 3.000%) due 02/03/24 §	14,799,135	14,858,835
Burger King Term B (Canada) 4.294% (USD LIBOR + 2.250%) due 02/17/24 §	15,393,441	15,462,327
Caesars Resort Collection LLC Term B 4.794% (USD LIBOR + 2.750%) due 12/22/24 §	19,101,285	19,000,660
ClubCorp Holdings Inc Term B 4.854% (USD LIBOR + 2.750%) due 09/18/24 §	4,897,919	4,379,964
Curium Bidco Sarl Term B (Luxembourg) 6.100% (USD LIBOR + 4.000%) due 07/11/26 § ¥	5,375,000	5,401,875
EG America LLC (2nd Lien) (United Kingdom) 10.104% (USD LIBOR + 8.000%) due 04/20/26 §	6,036,121	5,979,532
Flynn Restaurant Group LP (2nd Lien) 11.000% (USD LIBOR + 7.000%) due 06/29/26 §	10,635,000	10,209,600
Golden Nugget LLC Term B 4.800% (USD LIBOR + 2.750%) due 10/04/23 §	6,902,724	6,899,846
K-MAC Holdings Corp (2nd Lien) 8.794% (USD LIBOR + 6.750%) due 03/16/26 §	6,250,000	6,234,375
NPC International Inc
5.544% (USD LIBOR + 3.500%) due 04/20/24 §	8,231,267	5,340,035
(2nd Lien) 9.544% (USD LIBOR + 7.500%) due 04/18/25 §	11,582,389	3,551,937
Panther BF Aggregator 2 LP Term B 5.544% (USD LIBOR + 3.500%) due 04/30/26 §	7,400,000	7,359,914
SeaWorld Parks & Entertainment Inc Term B-5 5.044% (USD LIBOR + 3.000%) due 03/31/24 §	16,255,955	16,266,017
SMG US Midco 2 Inc 5.044% (USD LIBOR + 3.250%) due 01/23/25 §	6,886,397	6,864,877
(2nd Lien) 9.044% (USD LIBOR + 7.000%) due 01/23/26 §	18,290,000	18,564,350
Spin Holdco Inc Term B 5.572% (USD LIBOR + 3.250%) due 11/14/22 §	14,887,764	14,638,855
SRS Distribution Inc Term B 5.294% (USD LIBOR + 3.250%) due 05/24/25 § ¥	18,844,932	18,383,231
Tacala Investment Corp (2nd Lien) 9.044% (USD LIBOR + 7.000%) due 02/01/26 §	4,550,000	4,515,875
Univar USA Inc
Term B-3 4.294% (USD LIBOR + 2.500%) due 07/01/24 §	7,624,764	7,656,757
Term B-4 4.544% (USD LIBOR + 2.500%) due 07/01/24 §	4,492,366	4,514,828
Whatabrands LLC Term B 5.516% (USD LIBOR + 3.250%) due 08/02/26 §	12,000,000	12,069,648

		242,827,063

	Principal Amount	Value
Consumer, Non-Cyclical - 22.9%

Albertson’s LLC
Term B-7 4.794% (USD LIBOR + 2.750%) due 11/17/25 §	$5,905,294	$5,949,124
Term B-8 4.794% (USD LIBOR + 2.750%) due 08/17/26 §	782,453	788,175
Aldevron LLC Term B due 09/20/26 ¥	6,500,000	6,532,500
AlixPartners LLP Term B 4.794% (USD LIBOR + 2.750%) due 04/04/24 §	15,959,988	15,998,467
Allied Universal Holdco LLC 6.507% (USD LIBOR + 4.250%) due 07/12/26 § ¥	15,449,346	15,491,183
Arterra Wines Canada Inc Term B-1 (Canada) 4.914% (USD LIBOR + 2.750%) due 12/15/23 §	7,984,128	7,989,118
Avantor Funding Inc Term B-2 5.044% (USD LIBOR + 3.000%) due 11/21/24 §	12,381,110	12,481,707
AVSC Holding Corp Term B due 09/27/26 ¥	6,750,000	6,631,875
Bausch Health Americas Inc Term B 4.789% (USD LIBOR + 2.750%) due 11/27/25 §	3,488,924	3,499,827
5.039% (USD LIBOR + 3.000%) due 06/01/25 § ¥	22,554,255	22,671,063
CHG PPC Parent LLC Term B 4.794% (USD LIBOR + 2.750%) due 03/30/25 §	11,355,422	11,369,616
Garda World Security Corp Term B (Canada) 5.637% (USD LIBOR + 3.500%) due 05/26/24 § ¥	36,937,547	36,997,571
Heartland Dental LLC 5.794% (USD LIBOR + 3.750%) due 04/30/25 §	12,564,556	12,327,011
H-Food Holdings LLC Term B-2 6.044% (USD LIBOR + 4.000%) due 05/31/25 §	10,235,478	9,749,293
Jaguar Holding Co II 4.544% (USD LIBOR + 2.500%) due 08/18/22 § ¥	20,728,087	20,772,134
Kinetic Concepts Inc Term B 5.000% (USD LIBOR + 3.250%) due 02/03/24 §	24,188,138	24,275,070
Mister Car Wash Holdings Inc 5.658% (USD LIBOR + 3.500%) due 05/14/26 §	6,602,500	6,605,597
NVA Holdings Inc
Term B 5.544% (USD LIBOR + 3.500%) due 02/02/25 §	498,750	499,373
Term B-3 4.794% (USD LIBOR + 2.750%) due 02/02/25 § ¥	33,378,526	33,412,438
Ortho-Clinical Diagnostics SA Term B (Luxembourg) 5.563% (USD LIBOR + 3.250%) due 06/01/25 §	2,868,909	2,782,841
PetVet Care Centers LLC 3.886% (USD LIBOR + 2.750%) due 02/14/25 §	1,190,462	1,181,534
4.794% (USD LIBOR + 2.750%) due 02/14/25 §	5,284,660	5,245,025

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-26

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
(2nd Lien) 8.294% (USD LIBOR + 6.250%) due 02/15/26 §	$7,000,000	$6,860,000
Term B 5.362% (USD LIBOR + 3.250%) due 02/14/25 §	515,470	511,604
PSC Industrial Outsourcing LP (2nd Lien) 10.528% (USD LIBOR + 8.500%) due 10/05/25 §	5,000,000	4,825,000
Refinitiv US Holdings Inc Term B 5.794% (USD LIBOR + 3.750%) due 10/01/25 §	31,296,168	31,504,006
RegionalCare Hospital Partners Holdings Inc 6.554% (USD LIBOR + 4.500%) due 11/16/25 §	8,818,288	8,836,198
Sunshine Luxembourg VII Sarl Term B (Luxembourg) due 10/02/26 § ¥	6,625,000	6,661,232
VetCor Professional Practices LLC 5.044% (USD LIBOR + 3.000%) due 07/02/25 §	15,306,250	15,000,125
Wand NewCo 3 Inc Term B 5.542% (USD LIBOR + 3.500%) due 02/05/26 §	23,808,570	23,953,659

		361,402,366

Energy - 0.1%

Prairie ECI Acquiror LP 6.854% (USD LIBOR + 4.750%) due 03/11/26 §	2,267,398	2,227,718

Financial - 6.8%

AG Merger Sub II Inc Term B 7.044% (USD LIBOR + 5.000%) due 08/01/26 §	6,350,000	6,230,937
Alliant Holdings Intermediate LLC Term B 5.054% (USD LIBOR + 3.000%) due 05/10/25 §	6,892,373	6,781,089
5.289% (USD LIBOR + 3.250%) due 05/10/25 §	7,980,000	7,932,615
AssuredPartners Inc Term B 5.544% (USD LIBOR + 3.250%) due 10/22/24 § ¥	20,178,032	20,119,172
BCPE Rover Merger Sub Inc (2nd Lien) 10.294% (USD LIBOR + 8.250%) due 11/28/26 §	1,750,000	1,615,833
Blackstone Mortgage Trust Inc Term B 4.544% (USD LIBOR + 2.500%) due 04/23/26 §	3,192,000	3,209,917
Deerfield Dakota Holding LLC 6.044% (USD LIBOR + 4.000%) due 02/13/25 §	870,625	871,713
Term B 5.294% (USD LIBOR + 3.250%) due 02/13/25 §	9,698,564	9,540,962
DTZ US Borrower LLC Term B 5.294% (USD LIBOR + 3.250%) due 08/21/25 §	10,532,777	10,578,805
HUB International Ltd Term B 5.267% (USD LIBOR + 3.000%) due 04/25/25 §	16,158,659	16,002,114
NFP Corp Term B 5.044% (USD LIBOR + 3.000%) due 01/08/24 §	10,458,483	10,292,455
USI Inc Term B 5.104% (USD LIBOR + 3.000%) due 05/16/24 § ¥	14,067,352	13,844,623

		107,020,235

	Principal Amount	Value
Industrial - 20.9%

Advanced Disposal Services Inc Term B 4.197% (USD LIBOR + 2.250%) due 11/10/23 §	$40,516,750	$40,673,751
API Group DE Inc Term B due 10/01/26 ¥	3,750,000	3,768,750
Berry Global Inc Term Q 4.299% (USD LIBOR + 2.000%) due 10/01/22 §	22,469,974	22,595,289
Cornerstone Building Brands Inc Term B 5.789% (USD LIBOR + 3.750%) due 04/12/25 §	5,547,301	5,438,668
DiversiTech Holdings Inc Term B 5.104% (USD LIBOR + 3.000%) due 06/01/24 §	6,568,457	6,445,298
Dynasty Acquisition Co Inc 6.104% (USD LIBOR + 4.000%) due 04/08/26 §	16,961,782	17,067,793
Engineered Machinery Holdings Inc 5.354% (USD LIBOR + 3.250%) due 07/19/24 § ¥	5,725,331	5,629,907
6.354% (USD LIBOR + 4.250%) due 07/19/24 §	3,225,625	3,221,593
EWT Holdings III Corp 5.044% (USD LIBOR + 3.000%) due 12/20/24 § ¥	14,739,396	14,813,093
Filtration Group Corp Term B 5.044% (USD LIBOR + 3.000%) due 03/29/25 §	22,455,713	22,537,587
Flex Acquisition Co Inc Term B 5.569% (USD LIBOR + 3.250%) due 06/29/25 §	6,176,909	5,960,718
Gates Global LLC Term B-2 4.794% (USD LIBOR + 3.000%) due 03/31/24 §	9,540,829	9,421,569
GFL Environmental Inc Term B (Canada) 5.044% (USD LIBOR + 2.750%) due 05/31/25 §	22,150,590	21,984,460
Milacron LLC Term B 4.544% (USD LIBOR + 2.750%) due 09/28/23 §	28,892,868	28,928,261
Pregis TopCo Corp Term B 6.253% (USD LIBOR + 4.000%) due 08/01/26 §	2,250,000	2,247,188
Pro Mach Group Inc Term B 4.807% (USD LIBOR + 3.000%) due 03/07/25 §	5,743,254	5,601,108
Reynolds Group Holdings Inc Term B 4.794% (USD LIBOR + 3.000%) due 02/05/23 §	26,778,378	26,851,591
StandardAero (Canada) 6.104% (USD LIBOR + 4.000%) due 04/04/26 §	9,119,238	9,176,233
Tailwind Smith Cooper Intermediate Corp (2nd Lien) 11.050% (USD LIBOR + 9.000%) due 05/28/27 §	2,200,000	2,073,500
The Hillman Group Inc Term B 6.044% (USD LIBOR + 3.500%) due 05/31/25 § ¥	12,931,552	12,567,852
Transcendia Holdings Inc Term B 5.544% (USD LIBOR + 3.500%) due 05/30/24 §	4,099,603	3,505,160
TransDigm Inc
Term E 4.544% (USD LIBOR + 2.500%) due 05/30/25 §	6,880,113	6,864,523

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-27

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Term F 4.544% (USD LIBOR + 2.500%) due 06/09/23 §	$8,134,109	$8,129,660
Term G 4.544% (USD LIBOR + 2.500%) due 08/22/24 §	15,887,569	15,852,807
Wesco Aircraft Hardware Corp Term A due 10/04/21 ¥	13,595,576	13,595,576
WP CPP Holdings LLC Term B 6.010% (USD LIBOR + 3.750%) due 04/30/25 §	14,159,109	14,198,925

		329,150,860

Technology - 11.8%

Applied Systems Inc
(2nd Lien) 9.104% (USD LIBOR + 7.000%) due 09/19/25 §	16,389,070	16,624,663
Term B 5.104% (USD LIBOR + 3.250%) due 09/19/24 § ¥	10,536,874	10,535,936
CCC Information Services Inc (2nd Lien) 8.794% (USD LIBOR + 6.750%) due 04/27/25 § ¥	6,155,000	6,219,117
Epicor Software Corp Term B 5.300% (USD LIBOR + 3.250%) due 06/01/22 § ¥	23,196,783	23,228,192
Kronos Inc (2nd Lien) 10.503% (USD LIBOR + 8.250%) due 11/01/24 § ¥	11,285,000	11,496,594
Sophia LP Term B 5.354% (USD LIBOR + 3.250%) due 09/30/22 §	23,935,867	23,968,276
SS&C European Holdings SARL Term B-4 4.294% (USD LIBOR + 2.500%) due 04/16/25 §	4,406,081	4,429,949
SS&C Technologies Inc Term B-3 4.294% (USD LIBOR + 2.500%) due 04/16/25 §	6,645,999	6,682,000
Tempo Acquisition LLC Term B 5.044% (USD LIBOR + 3.000%) due 05/01/24 §	21,559,230	21,650,856
The Dun & Bradstreet Corp Term B 7.054% (USD LIBOR + 5.000%) due 02/08/26 §	20,770,000	20,932,255
The Ultimate Software Group Inc 5.794% (USD LIBOR + 3.750%) due 05/03/26 § ¥	18,050,000	18,165,069
Vertafore Inc (2nd Lien) 9.294% (USD LIBOR + 7.250%) due 07/02/26 §	15,650,000	15,444,594
Term B 5.294% (USD LIBOR + 3.250%) due 07/02/25 §	7,779,911	7,580,068

		186,957,569

Utilities - 0.5%

Pike Corp Term B 5.300% (USD LIBOR + 3.250%) due 07/24/26 §	2,199,265	2,210,261
Vistra Operations Co LLC Term B-1 4.044% (USD LIBOR + 2.000%) due 08/04/23 §	6,171,072	6,200,644

		8,410,905

Total Senior Loan Notes (Cost $1,445,821,239)		1,435,528,114

	Shares	Value
SHORT-TERM INVESTMENT - 3.9%

Money Market Fund - 3.9%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.870%	60,996,906	$60,996,906

Total Short-Term Investment (Cost $60,996,906)		60,996,906

TOTAL INVESTMENTS - 101.2% (Cost $1,608,039,807)		1,597,540,135

OTHER ASSETS & LIABILITIES, NET - (1.2%)		(18,219,204)

NET ASSETS - 100.0%		$1,579,320,931

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Industrial	23.8%
Consumer, Non-Cyclical	23.3%
Consumer, Cyclical	15.8%
Technology	11.8%
Communications	11.7%
Financial	6.8%
Short-Term Investment	3.9%
Others (each less than 3.0%)	4.1%

	101.2%
Other Assets & Liabilities, Net	(1.2%	)

	100.0%

(b)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Allied Universal Holdco LLC	$1,529,638	$1,533,780	$4,142
CSC Holdings LLC	6,000,000	6,018,750	18,750
Heartland Dental LLC	282,609	277,266	(5,343)
Mister Car Wash Holdings Inc	330,985	331,108	123
PetVet Care Centers LLC	371,515	371,545	30

	$8,514,747	$8,532,449	$17,702

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-28

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$15,246	$—	$15,246	$—
	Common Stocks	146	—	—	146
	Exchange-Traded Fund	22,679,795	22,679,795	—	—
	Corporate Bonds & Notes	78,319,928	—	78,319,928	—
	Senior Loan Notes	1,435,528,114	—	1,435,528,114	—
	Short-Term Investment	60,996,906	60,996,906	—	—
	Unfunded Loan Commitments	8,532,449	—	8,532,449	—

	Total	$1,606,072,584	$83,676,701	$1,522,395,737	$146

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-29

PACIFIC FUNDS

PACIFIC FUNDSSM HIGH INCOME

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.1%

Basic Materials - 0.2%

Constellium SE *	11,516	$146,368
Hexion Holdings Corp ‘B’ *	11,203	126,034

		272,402

Consumer, Cyclical - 0.2%

Cedar Fair LP	2,660	155,238
Party City Holdco Inc *	9,344	53,354

		208,592

Energy - 0.3%

Chevron Corp	804	95,355
Diamondback Energy Inc	903	81,189
Exxon Mobil Corp	1,235	87,203
Pioneer Natural Resources Co	581	73,072

		336,819

Financial - 0.3%

Citigroup Inc	1,430	98,784
Outfront Media Inc REIT	4,360	121,121
The Goldman Sachs Group Inc	486	100,714

		320,619

Industrial - 0.1%

Evoqua Water Technologies Corp *	5,617	95,601
Xylem Inc	976	77,709

		173,310

Total Common Stocks (Cost $1,389,416)		1,311,742

	Principal Amount
CORPORATE BONDS & NOTES - 81.2%

Basic Materials - 2.9%

Alcoa Nederland Holding BV 7.000% due 09/30/26 ~	$ 400,000	436,012
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	1,125,000	1,157,203
Constellium SE 6.625% due 03/01/25 ~	350,000	365,750
Hecla Mining Co 6.875% due 05/01/21	400,000	398,000
Hexion Inc 7.875% due 07/15/27 ~	275,000	272,937
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	475,000	502,312
Olin Corp 5.000% due 02/01/30	400,000	402,140

		3,534,354

Communications - 13.8%

Altice Financing SA (Luxembourg) 7.500% due 05/15/26 ~	125,000	133,124
Altice France SA (France) 7.375% due 05/01/26 ~	450,000	484,182
CCO Holdings LLC 5.000% due 02/01/28 ~	936,000	969,930
Clear Channel Worldwide Holdings Inc
5.125% due 08/15/27 ~	125,000	130,544
9.250% due 02/15/24 ~	340,000	374,394
CommScope Inc
6.000% due 03/01/26 ~	400,000	415,920
8.250% due 03/01/27 ~	300,000	293,156

	Principal Amount	Value
CSC Holdings LLC
6.500% due 02/01/29 ~	$1,050,000	$1,169,017
6.625% due 10/15/25 ~	1,350,000	1,448,280
Diamond Sports Group LLC 6.625% due 08/15/27 ~	1,200,000	1,246,260
Frontier Communications Corp
8.000% due 04/01/27 ~	100,000	105,719
8.500% due 04/01/26 ~	25,000	25,060
11.000% due 09/15/25	300,000	137,062
Intelsat Jackson Holdings SA (Luxembourg)
8.000% due 02/15/24 ~	75,000	78,094
8.500% due 10/15/24 ~	425,000	429,118
9.750% due 07/15/25 ~	150,000	157,425
Level 3 Financing Inc 5.250% due 03/15/26	1,925,000	2,006,524
Nexstar Escrow Inc 5.625% due 07/15/27 ~	550,000	577,500
Outfront Media Capital LLC 5.000% due 08/15/27 ~	525,000	552,562
Radiate Holdco LLC 6.875% due 02/15/23 ~	425,000	439,344
Sirius XM Radio Inc
4.625% due 07/15/24 ~	50,000	51,966
5.500% due 07/01/29 ~	775,000	829,250
Sprint Capital Corp 8.750% due 03/15/32	400,000	494,380
Sprint Corp
7.625% due 02/15/25	975,000	1,074,937
7.625% due 03/01/26	475,000	525,469
7.875% due 09/15/23	1,400,000	1,541,344
Telesat LLC (Canada) 6.500% due 10/15/27 ~	50,000	51,000
Townsquare Media Inc 6.500% due 04/01/23 ~	175,000	175,219
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	950,000	998,972

		16,915,752

Consumer, Cyclical - 16.9%

American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	123,829	131,913
American Axle & Manufacturing Inc
6.250% due 04/01/25	450,000	437,062
6.500% due 04/01/27	75,000	71,625
Beazer Homes USA Inc 5.875% due 10/15/27	1,450,000	1,415,562
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	1,225,000	1,255,502
CCM Merger Inc 6.000% due 03/15/22 ~	425,000	436,687
Cedar Fair LP
5.375% due 06/01/24	500,000	515,625
5.375% due 04/15/27	500,000	537,650
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	1,375,000	1,158,437
Core & Main Holdings LP 8.625% Cash or 9.375% PIK due 09/15/24 ~	250,000	252,812
Core & Main LP 6.125% due 08/15/25 ~	625,000	626,562
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	600,000	642,000
Gateway Casinos & Entertainment Ltd (Canada) 8.250% due 03/01/24 ~	500,000	521,250
Golden Nugget Inc
6.750% due 10/15/24 ~	1,025,000	1,053,187
8.750% due 10/01/25 ~	725,000	757,625
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24	875,000	934,062

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-30

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Jacobs Entertainment Inc 7.875% due 02/01/24 ~	$900,000	$963,000
Lennar Corp 4.750% due 05/30/25	600,000	643,500
Marriott Ownership Resorts Inc 4.750% due 01/15/28 ~	275,000	278,437
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	550,000	580,250
Mattel Inc
3.150% due 03/15/23	125,000	118,750
6.750% due 12/31/25 ~	500,000	522,970
Merlin Entertainments PLC (United Kingdom) 5.750% due 06/15/26 ~	775,000	804,547
Michaels Stores Inc 8.000% due 07/15/27 ~	565,000	567,825
New Red Finance Inc (Canada)
3.875% due 01/15/28 ~	100,000	100,886
5.000% due 10/15/25 ~	925,000	957,837
Panther BF Aggregator 2 LP
6.250% due 05/15/26 ~	500,000	527,500
8.500% due 05/15/27 ~	250,000	253,750
Scientific Games International Inc
5.000% due 10/15/25 ~	650,000	672,295
8.250% due 03/15/26 ~	200,000	213,500
Six Flags Entertainment Corp 5.500% due 04/15/27 ~	750,000	801,547
Tesla Inc 5.300% due 08/15/25 ~	750,000	675,937
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	167,733	175,123
VOC Escrow Ltd 5.000% due 02/15/28 ~	600,000	622,560
Wynn Resorts Finance LLC 5.125% due 10/01/29 ~	425,000	446,154

		20,673,929

Consumer, Non-Cyclical - 11.3%

Ahern Rentals Inc 7.375% due 05/15/23 ~	2,076,000	1,777,575
Albertsons Cos Inc 5.875% due 02/15/28 ~	700,000	742,658
Bausch Health Americas Inc 8.500% due 01/31/27 ~	125,000	140,600
Bausch Health Cos Inc
5.500% due 11/01/25 ~	275,000	288,777
5.750% due 08/15/27 ~	600,000	649,998
6.125% due 04/15/25 ~	75,000	78,000
7.000% due 01/15/28 ~	100,000	107,960
9.000% due 12/15/25 ~	550,000	619,437
CHS/Community Health Systems Inc 5.125% due 08/01/21	700,000	700,875
Eagle Holding Co II LLC
7.625% Cash or 8.375% PIK due 05/15/22 ~	635,000	641,350
7.750% Cash or PIK due 05/15/22 ~	275,000	277,750
HCA Inc
5.375% due 09/01/26	150,000	165,180
5.875% due 02/01/29	875,000	980,000
Jaguar Holding Co II 6.375% due 08/01/23 ~	90,000	93,262
JBS Investments II GmbH
5.750% due 01/15/28 ~	200,000	208,750
7.000% due 01/15/26 ~	900,000	973,341
JBS USA LLC 5.500% due 01/15/30 ~	150,000	159,372
5.750% due 06/15/25 ~	125,000	130,696
5.875% due 07/15/24 ~	400,000	412,770
6.500% due 04/15/29 ~	50,000	55,625
Pilgrim’s Pride Corp
5.750% due 03/15/25 ~	205,000	212,688
5.875% due 09/30/27 ~	300,000	323,325

	Principal Amount	Value
RegionalCare Hospital Partners Holdings Inc 9.750% due 12/01/26 ~	$400,000	$428,960
Select Medical Corp 6.250% due 08/15/26 ~	500,000	523,750
Tenet Healthcare Corp
4.875% due 01/01/26 ~	180,000	184,950
6.250% due 02/01/27 ~	600,000	624,690
6.750% due 06/15/23	625,000	658,706
TMS International Holding Corp 7.250% due 08/15/25 ~	1,315,000	1,130,900
Verscend Escrow Corp 9.750% due 08/15/26 ~	525,000	561,026

		13,852,971

Energy - 11.4%

Antero Resources Corp 5.000% due 03/01/25	250,000	204,615
Archrock Partners LP 6.875% due 04/01/27 ~	475,000	506,450
Ascent Resources Utica Holdings LLC 7.000% due 11/01/26 ~	825,000	693,000
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/27	1,075,000	1,179,813
5.875% due 03/31/25	375,000	418,125
Cheniere Energy Partners LP 5.625% due 10/01/26	675,000	719,651
Chesapeake Energy Corp
8.000% due 01/15/25	150,000	109,125
8.000% due 06/15/27	25,000	16,938
Crestwood Midstream Partners LP
5.625% due 05/01/27 ~	200,000	204,688
5.750% due 04/01/25	250,000	258,125
6.250% due 04/01/23	750,000	773,438
Denbury Resources Inc
5.500% due 05/01/22	9,000	4,725
6.375% due 12/31/24 ~	11,000	6,510
7.750% due 02/15/24 ~	4,000	3,120
9.250% due 03/31/22 ~	525,000	462,000
Endeavor Energy Resources LP
5.500% due 01/30/26 ~	50,000	52,250
5.750% due 01/30/28 ~	525,000	560,438
Energy Transfer Operating LP 6.250% due 02/15/23	675,000	627,089
Global Partners LP 7.000% due 08/01/27 ~	470,000	485,275
Gulfport Energy Corp 6.375% due 01/15/26	550,000	387,750
Moss Creek Resources Holdings Inc
7.500% due 01/15/26 ~	335,000	248,319
10.500% due 05/15/27 ~	300,000	244,500
MPLX LP 6.875% due 02/15/23	650,000	650,845
Nabors Industries Inc 5.750% due 02/01/25	250,000	186,250
Parsley Energy LLC
5.250% due 08/15/25 ~	225,000	229,435
5.375% due 01/15/25 ~	225,000	228,938
5.625% due 10/15/27 ~	25,000	25,938
SESI LLC 7.750% due 09/15/24	600,000	351,000
SM Energy Co
5.625% due 06/01/25	575,000	495,823
6.750% due 09/15/26	225,000	198,000
Targa Resources Partners LP
5.125% due 02/01/25	500,000	516,675
5.375% due 02/01/27	50,000	51,938
5.875% due 04/15/26	950,000	1,007,000
6.500% due 07/15/27 ~	50,000	54,680
Transocean Inc 7.500% due 04/15/31	375,000	266,250

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-31

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
USA Compression Partners LP 6.875% due 09/01/27 ~	$650,000	$674,375
Whiting Petroleum Corp
6.250% due 04/01/23	300,000	232,500
6.625% due 01/15/26	25,000	17,000
WPX Energy Inc 5.250% due 10/15/27	600,000	606,000

		13,958,591

Financial - 8.7%

Ally Financial Inc 5.750% due 11/20/25	2,131,000	2,394,754
CNO Financial Group Inc 5.250% due 05/30/29	600,000	658,500
GLP Capital LP REIT 5.750% due 06/01/28	750,000	855,930
Iron Mountain Inc REIT 4.875% due 09/15/29 ~	475,000	483,455
MGM Growth Properties Operating Partnership LP REIT
5.625% due 05/01/24	1,075,000	1,182,500
5.750% due 02/01/27 ~	150,000	168,608
Park Aerospace Holdings Ltd (Ireland)
5.250% due 08/15/22 ~	425,000	448,970
5.500% due 02/15/24 ~	550,000	594,908
Springleaf Finance Corp
5.625% due 03/15/23	375,000	401,250
6.125% due 03/15/24	625,000	674,219
6.875% due 03/15/25	25,000	27,609
7.125% due 03/15/26	1,000,000	1,111,200
The Howard Hughes Corp 5.375% due 03/15/25 ~	1,650,000	1,732,500

		10,734,403

Industrial - 13.9%

Apex Tool Group LLC 9.000% due 02/15/23 ~	325,000	290,063
ARD Securities Finance SARL (Luxembourg) 8.750% Cash or PIK due 01/31/23 ~	488,774	508,325
BBA US Holdings Inc 5.375% due 05/01/26 ~	900,000	947,250
Bombardier Inc (Canada)
5.750% due 03/15/22 ~	325,000	332,313
7.500% due 03/15/25 ~	300,000	300,750
Brand Industrial Services Inc 8.500% due 07/15/25 ~	650,000	620,750
BWX Technologies Inc 5.375% due 07/15/26 ~	875,000	924,219
Cloud Crane LLC 10.125% due 08/01/24 ~	475,000	509,438
Flex Acquisition Co Inc 6.875% due 01/15/25 ~	585,000	536,504
GFL Environmental Inc (Canada)
5.625% due 05/01/22 ~	300,000	308,250
7.000% due 06/01/26 ~	525,000	553,875
Granite Holdings US Acquisition Co 11.000% due 10/01/27 ~	675,000	654,750
Itron Inc 5.000% due 01/15/26 ~	1,300,000	1,342,640
Mauser Packaging Solutions Holding Co
5.500% due 04/15/24 ~	125,000	129,350
7.250% due 04/15/25 ~	1,575,000	1,494,754
Mueller Water Products Inc 5.500% due 06/15/26 ~	1,176,000	1,231,860
New Enterprise Stone & Lime Co Inc 10.125% due 04/01/22 ~	1,140,000	1,177,050
Sensata Tech Inc 4.375% due 02/15/30 ~	200,000	200,500
Sensata Technologies BV 5.625% due 11/01/24 ~	1,175,000	1,283,688

	Principal Amount	Value
Standard Industries Inc 4.750% due 01/15/28 ~	$975,000	$1,011,475
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	685,000	643,900
TransDigm Inc
6.250% due 03/15/26 ~	350,000	376,688
6.500% due 07/15/24	775,000	802,125
TransDigm UK Holdings PLC 6.875% due 05/15/26	825,000	888,938

		17,069,455

Technology - 0.5%

Qorvo Inc 4.375% due 10/15/29 ~	100,000	100,875
Tempo Acquisition LLC 6.750% due 06/01/25 ~	450,000	465,750

		566,625

Utilities - 1.8%

Calpine Corp
5.250% due 06/01/26 ~	175,000	181,781
5.875% due 01/15/24 ~	350,000	358,750
NRG Energy Inc 7.250% due 05/15/26	640,000	703,360
Talen Energy Supply LLC
6.500% due 06/01/25	650,000	497,250
7.250% due 05/15/27 ~	100,000	102,130
Vistra Operations Co LLC
5.000% due 07/31/27 ~	125,000	129,023
5.500% due 09/01/26 ~	200,000	209,740

		2,182,034

Total Corporate Bonds & Notes (Cost $97,624,824)		99,488,114

SENIOR LOAN NOTES - 8.5%

Basic Materials - 0.2%

Aleris International Inc 6.794% (USD LIBOR + 4.750%) due 02/27/23 §	246,875	247,492

Communications - 0.2%

Sprint Communications Inc Term B 5.063% (USD LIBOR + 3.000%) due 02/03/24 §	248,125	247,968

Consumer, Cyclical - 2.6%

18 Fremont Street Acquisition LLC 10.035% (USD LIBOR + 8.000%) due 08/09/25 §	250,000	251,250
Bass Pro Group LLC Term B 7.044% (USD LIBOR + 5.000%) due 09/25/24 §	992,405	957,826
Burger King Term B (Canada) 4.294% (USD LIBOR + 2.250%) due 02/17/24 §	957,831	962,117
SeaWorld Parks & Entertainment Inc Term B-5 5.044% (USD LIBOR + 3.000%) due 03/31/24 §	992,366	992,981

		3,164,174

Consumer, Non-Cyclical - 0.2%

Allied Universal Holdco LLC 6.507% (USD LIBOR + 4.250%) due 07/12/26 §	227,478	228,094

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-32

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value

Energy - 0.4%

Prairie ECI Acquiror LP 6.854% (USD LIBOR + 4.750%) due 03/11/26 §	$497,500	$488,794

Financial - 0.8%

Deerfield Dakota Holding LLC Term B 5.294% (USD LIBOR + 3.250%) due 02/13/25 §	992,443	976,316

Industrial - 4.1%

Advanced Disposal Services Inc Term B 4.197% (USD LIBOR + 2.250%) due 11/10/23 §	843,108	846,375
Dynasty Acquisition Co Inc 6.104% (USD LIBOR + 4.000%) due 04/08/26 §	650,350	654,414
EWT Holdings III Corp 5.044% (USD LIBOR + 3.000%) due 12/20/24 §	1,171,641	1,177,499
NCI Building Systems Inc Term B 5.789% (USD LIBOR + 3.750%) due 04/12/25 §	744,347	729,770
North American Lifting Holdings Inc (2nd Lien) 11.104% (USD LIBOR + 9.000%) due 11/27/21 §	350,000	255,500
Reynolds Group Holdings Inc Term B 4.794% (USD LIBOR + 3.000%) due 02/05/23 §	992,347	995,060
StandardAero (Canada) 6.104% (USD LIBOR + 4.000%) due 04/04/26 §	349,650	351,836

		5,010,454

Total Senior Loan Notes (Cost $10,412,695)		10,363,292

ASSET-BACKED SECURITIES - 1.8%

Benefit Street Partners CLO Ltd ‘D’ (Cayman) 8.228% (USD LIBOR + 5.950%) due 04/20/31 § ~	250,000	230,389
Benefit Street Partners CLO Ltd ‘E’ (Cayman) 9.003% (USD LIBOR + 6.700%) due 01/17/32 § ~	250,000	243,874
Dryden Senior Loan Fund ‘E’ (Cayman) 9.232% (USD LIBOR + 6.800%) due 05/15/32 § ~	300,000	297,547
Dryden Senior Loan Fund ‘F’ (Cayman) 9.503% (USD LIBOR + 7.200%) due 04/15/31 § ~	250,000	214,971
Magnetite XXII Ltd ‘E’ (Cayman) 9.242% (USD LIBOR + 6.750%) due 04/15/31 § ~	500,000	500,097

	Principal Amount	Value
Neuberger Berman Loan Advisers CLO Ltd ‘E’ (Cayman) 9.028% (USD LIBOR + 6.750%) due 01/20/31 § ~	$300,000	$296,417
9.274% (USD LIBOR + 6.750%) due 04/20/31 § ~	500,000	490,400

Total Asset-Backed Securities (Cost $2,327,723)		2,273,695

	Shares
SHORT-TERM INVESTMENT - 6.6%

Money Market Fund - 6.6%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.870%	8,115,992	8,115,992

Total Short-Term Investment (Cost $8,115,992)		8,115,992

TOTAL INVESTMENTS - 99.2% (Cost $119,870,650)		121,552,835

OTHER ASSETS & LIABILITIES, NET - 0.8%		972,703

NET ASSETS - 100.0%		$122,525,538

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Cyclical	19.7%
Industrial	18.1%
Communications	14.0%
Energy	12.1%
Consumer, Non-Cyclical	11.5%
Financial	9.8%
Short-Term Investment	6.6%
Basic Materials	3.3%
Others (each less than 3.0%)	4.1%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

(b)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Allied Universal Holdco LLC	$22,523	$22,584	$61

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,311,742	$1,311,742	$—	$—
	Corporate Bonds & Notes	99,488,114	—	99,488,114	—
	Senior Loan Notes	10,363,292	—	10,363,292	—
	Asset-Backed Securities	2,273,695	—	2,273,695	—
	Short-Term Investment	8,115,992	8,115,992	—	—
	Unfunded Loan Commitment	22,584	—	22,584	—

	Total	$121,575,419	$9,427,734	$112,147,685	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-33

PACIFIC FUNDS

PACIFIC FUNDSSM DIVERSIFIED INCOME

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.1%

Brazil - 0.0%

Itau Unibanco Holding SA	1,300	$10,973
Telefonica Brasil SA	500	6,607

		17,580

Germany - 0.1%

Henkel AG & Co KGaA	87	8,609
Volkswagen AG	54	9,185

		17,794

Total Preferred Stocks (Cost $36,452)		35,374

COMMON STOCKS - 63.3%

Australia - 0.8%

ASX Ltd	88	4,822
Aurizon Holdings Ltd	990	3,946
Australia & New Zealand Banking Group Ltd	475	9,125
BHP Group Ltd	1,031	25,477
BHP Group PLC	913	19,501
Cochlear Ltd	20	2,814
Commonwealth Bank Of Australia	281	15,328
CSL Ltd	148	23,401
Dexus REIT	521	4,197
Macquarie Group Ltd	44	3,900
National Australia Bank Ltd	423	8,481
Rio Tinto PLC	561	29,162
Scentre Group REIT	1,473	3,908
Sonic Healthcare Ltd	160	3,034
South32 Ltd	1,780	3,139
Telstra Corp Ltd	1,483	3,515
Transurban Group »	1,117	11,089
Wesfarmers Ltd	461	12,386
Westpac Banking Corp	545	10,885
Woodside Petroleum Ltd	310	6,773
Woolworths Group Ltd	753	18,948

		223,831

Belgium - 0.2%

Anheuser-Busch InBev SA NV	532	50,636

Brazil - 0.4%

Ambev SA	9,300	42,975
B3 SA - Brasil Bolsa Balcao	2,400	25,311
BB Seguridade Participacoes SA	900	7,620
CCR SA	3,200	13,285
Kroton Educacional SA	1,200	3,238
Lojas Renner SA	800	9,698
Raia Drogasil SA	300	6,921
WEG SA	1,600	9,358

		118,406

Canada - 0.2%

Enbridge Inc	1,446	50,726

China - 2.0%

AAC Technologies Holdings Inc	1,000	5,276
Alibaba Group Holding Ltd ADR *	281	46,992
Anhui Conch Cement Co Ltd ‘H’	2,000	11,869
ANTA Sports Products Ltd	1,000	8,266
Baidu Inc ADR *	205	21,066
Bank Of China Ltd ‘H’	13,000	5,098
China Construction Bank Corp ‘H’	18,000	13,715
China Mobile Ltd	6,500	53,844

	Shares	Value
China Overseas Land & Investment Ltd	8,000	$25,170
China Petroleum & Chemical Corp ‘H’	14,000	8,284
China Resources Land Ltd	6,000	25,132
China Shenhua Energy Co Ltd ‘H’	4,000	8,031
China Telecom Corp Ltd ‘H’	12,000	5,464
CITIC Ltd	9,000	11,361
CNOOC Ltd	8,000	12,249
Country Garden Holdings Co Ltd	12,000	15,199
CRRC Corp Ltd ‘H’	13,000	9,071
CSPC Pharmaceutical Group Ltd	6,000	12,041
Geely Automobile Holdings Ltd	8,000	13,595
Guangdong Investment Ltd	12,000	23,485
Guangzhou Automobile Group Co Ltd ‘H’	4,000	3,828
Hengan International Group Co Ltd	1,000	6,553
Industrial & Commercial Bank of China Ltd ‘H’	13,000	8,709
Lenovo Group Ltd	6,000	4,003
Longfor Group Holdings Ltd ~	3,000	11,204
NetEase Inc ADR	30	7,985
New Oriental Education & Technology Group Inc ADR *	74	8,196
Petrochina Co Ltd ‘H’	12,000	6,155
PICC Property & Casualty Co Ltd ‘H’	6,000	7,001
Ping An Insurance Group Co of China Ltd ‘H’	5,000	57,469
Prosus NV *	218	16,003
Shenzhou International Group Holdings Ltd	700	9,132
Shimao Property Holdings Ltd	2,500	7,301
Sunac China Holdings Ltd	2,000	8,039
TAL Education Group ADR *	183	6,266
Tencent Holdings Ltd	1,300	54,376
Yum China Holdings Inc	270	12,266

		569,694

Denmark - 0.3%

Coloplast AS ‘B’	42	5,053
DSV Panalpina AS	77	7,319
Genmab AS *	20	4,064
Novo Nordisk AS ‘B’	1,142	59,014
Novozymes AS ‘B’	79	3,323
Pandora AS	84	3,371

		82,144

Finland - 0.2%

Kone OYJ ‘B’	125	7,114
Nokian Renkaat OYJ	113	3,185
Nordea Bank Abp	799	5,668
Orion OYJ ‘B’	84	3,130
Sampo OYJ ‘A’	354	14,065
Stora Enso OYJ ‘R’	312	3,755
UPM-Kymmene OYJ	290	8,563

		45,480

France - 1.4%

Air Liquide SA	155	22,060
Atos SE	69	4,857
AXA SA	435	11,107
BNP Paribas SA	180	8,751
Bouygues SA	95	3,804
Cie de Saint-Gobain	216	8,466
Cie Generale des Etablissements Michelin SCA	133	14,809
Dassault Systemes SE	43	6,126
Engie SA	510	8,324
EssilorLuxottica SA	95	13,697
Hermes International	13	8,979
L’Oreal SA	123	34,399
Legrand SA	99	7,062
LVMH Moet Hennessy Louis Vuitton SE	98	38,883
Orange SA	431	6,746
Pernod Ricard SA	106	18,866
Peugeot SA	244	6,090
Publicis Groupe SA	100	4,921
Renault SA	82	4,706

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-34

PACIFIC FUNDS

PACIFIC FUNDS DIVERSIFIED INCOME

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Sanofi	737	$68,271
Schneider Electric SE	441	38,562
Sodexo SA	35	3,929
TOTAL SA	554	28,845
Unibail-Rodamco-Westfield REIT	38	5,540
Valeo SA	104	3,370
Vinci SA	190	20,467

		401,637

Germany - 1.1%

adidas AG	64	19,926
Allianz SE	65	15,130
Aroundtown SA	926	7,574
BASF SE	586	40,972
Bayer AG	517	36,424
Bayerische Motoren Werke AG	97	6,831
Beiersdorf AG	49	5,777
Continental AG	32	4,106
Daimler AG	266	13,225
Deutsche Post AG	339	11,297
Deutsche Telekom AG	485	8,135
E.ON SE	420	4,084
Fresenius Medical Care AG & Co KGaA	75	5,040
HeidelbergCement AG	43	3,107
Henkel AG & Co KGaA	51	4,669
Infineon Technologies AG	435	7,816
MTU Aero Engines AG	20	5,314
Muenchener Rueckversicherungs-Gesellschaft AG	23	5,941
SAP SE	500	58,837
Siemens AG	188	20,125
Symrise AG	48	4,666
Wirecard AG	39	6,242

		295,238

Hong Kong - 0.7%

CK Asset Holdings Ltd	3,500	23,713
CLP Holdings Ltd	500	5,255
Henderson Land Development Co Ltd	3,000	13,973
Hong Kong & China Gas Co Ltd	5,000	9,746
Hong Kong Exchanges & Clearing Ltd	600	17,586
Hongkong Land Holdings Ltd	2,000	11,244
Link REIT	2,500	27,577
MTR Corp Ltd	1,000	5,608
New World Development Co Ltd	7,000	9,091
Sino Biopharmaceutical Ltd	9,000	11,427
Sino Land Co Ltd	6,000	9,018
Sun Hung Kai Properties Ltd	2,000	28,741
Swire Properties Ltd	2,800	8,788
Techtronic Industries Co Ltd	500	3,480
WH Group Ltd ~	8,000	7,164
Wharf Real Estate Investment Co Ltd	1,000	5,462
Wheelock & Co Ltd	1,000	5,697

		203,570

India - 0.1%

Infosys Ltd ADR	2,378	27,038

Indonesia - 0.2%

P.T. Astra International Tbk	7,500	3,487
P.T. Bank Central Asia Tbk	9,800	20,952
P.T. Bank Negara Indonesia Persero Tbk	7,300	3,778
P.T. Bank Rakyat Indonesia Persero Tbk	60,800	17,654
P.T. Gudang Garam Tbk	700	2,583
P.T. Telekomunikasi Indonesia Persero Tbk	32,600	9,845
P.T. Unilever Indonesia Tbk	1,400	4,584
P.T. United Tractors Tbk	1,700	2,464

		65,347

	Shares	Value
Ireland - 0.0%

CRH PLC	160	$5,492
Flutter Entertainment PLC	48	4,487
Kingspan Group PLC	59	2,881

		12,860

Israel - 0.0%

Check Point Software Technologies Ltd *	42	4,599
Israel Chemicals Ltd	650	3,252
Nice Ltd *	21	3,027

		10,878

Italy - 0.2%

Davide Campari-Milano SPA	289	2,611
Enel SPA	1,797	13,422
Eni SPA	816	12,472
Ferrari NV	43	6,635
Intesa Sanpaolo SPA	1,926	4,562
Snam SPA	1,431	7,228

		46,930

Japan - 4.0%

Alfresa Holdings Corp	200	4,481
Asahi Intecc Co Ltd	200	5,277
Asahi Kasei Corp	600	5,952
Astellas Pharma Inc	1,500	21,456
Bandai Namco Holdings Inc	100	6,236
Bridgestone Corp	300	11,675
Canon Inc	400	10,697
Chugai Pharmaceutical Co Ltd	200	15,629
Daito Trust Construction Co Ltd	130	16,650
Daiwa House Industry Co Ltd	400	13,002
Denso Corp	200	8,837
FANUC Corp	230	43,475
FUJIFILM Holdings Corp	200	8,810
Fujitsu Ltd	100	8,037
Hamamatsu Photonics KK	100	3,731
Hirose Electric Co Ltd	40	4,928
Hitachi Ltd	400	14,980
Honda Motor Co Ltd	700	18,329
Hoya Corp	300	24,571
ITOCHU Corp	700	14,500
Japan Post Bank Co Ltd	500	4,857
Japan Tobacco Inc	1,700	37,246
JSR Corp	300	4,830
JXTG Holdings Inc	1,200	5,485
Kao Corp	500	37,088
KDDI Corp	1,700	44,358
Keyence Corp	70	43,572
Kikkoman Corp	200	9,595
Kobayashi Pharmaceutical Co Ltd	50	3,819
Komatsu Ltd	400	9,224
Kose Corp	30	5,094
Kuraray Co Ltd	500	6,177
Kyocera Corp	100	6,235
Kyowa Kirin Co Ltd	200	3,895
Lion Corp	300	5,935
M3 Inc	400	9,680
Makita Corp	200	6,347
Marubeni Corp	800	5,335
MISUMI Group Inc	300	7,107
Mitsubishi Chemical Holdings Corp	600	4,300
Mitsubishi Corp	600	14,774
Mitsubishi Electric Corp	900	12,006
Mitsubishi Estate Co Ltd	400	7,735
Mitsubishi Heavy Industries Ltd	100	3,931
Mitsubishi UFJ Financial Group Inc	1,700	8,658
Mitsui & Co Ltd	800	13,141
Mitsui Fudosan Co Ltd	300	7,466

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-35

PACIFIC FUNDS

PACIFIC FUNDS DIVERSIFIED INCOME

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Mizuho Financial Group Inc	3,400	$5,225
Murata Manufacturing Co Ltd	200	9,693
Nabtesco Corp	200	6,261
NEC Corp	100	4,229
Nexon Co Ltd *	500	6,075
Nippon Steel Corp	300	4,204
Nippon Telegraph & Telephone Corp	100	4,784
Nissan Chemical Corp	100	4,187
Nissan Motor Co Ltd	1,000	6,243
Nisshin Seifun Group Inc	300	5,563
Nissin Foods Holdings Co Ltd	100	7,247
Nitori Holdings Co Ltd	100	14,675
Nitto Denko Corp	200	9,691
Nomura Research Institute Ltd	400	7,993
NTT DOCOMO Inc	1,300	33,195
Obic Co Ltd	50	5,730
Omron Corp	100	5,511
Ono Pharmaceutical Co Ltd	300	5,464
Oriental Land Co Ltd	200	30,483
Otsuka Corp	100	4,002
Otsuka Holdings Co Ltd	200	7,513
Panasonic Corp	1,000	8,150
Park24 Co Ltd	200	4,646
Pigeon Corp	100	4,141
Pola Orbis Holdings Inc	200	4,509
Recruit Holdings Co Ltd	900	27,498
Ryohin Keikaku Co Ltd	200	3,749
Santen Pharmaceutical Co Ltd	300	5,243
Secom Co Ltd	200	18,301
Sekisui Chemical Co Ltd	500	7,781
Sekisui House Ltd	300	5,920
Seven & i Holdings Co Ltd	400	15,330
Shimano Inc	50	7,555
Shin-Etsu Chemical Co Ltd	300	32,283
Shionogi & Co Ltd	200	11,151
SMC Corp	40	17,193
Softbank Corp	400	5,420
Subaru Corp	300	8,484
Sumitomo Corp	600	9,393
Sumitomo Electric Industries Ltd	400	5,105
Sumitomo Mitsui Financial Group Inc	200	6,872
Sysmex Corp	100	6,718
Takeda Pharmaceutical Co Ltd	500	17,158
TDK Corp	50	4,520
Toho Co Ltd	100	4,389
Tokio Marine Holdings Inc	100	5,365
Tokyo Electron Ltd	60	11,527
Toyo Suisan Kaisha Ltd	100	4,016
Toyota Motor Corp	500	33,580
Trend Micro Inc	200	9,558
Tsuruha Holdings Inc	40	4,368
Unicharm Corp	400	12,714
USS Co Ltd	400	7,790
Z Holdings Corp	3,800	10,706

		1,118,244

Macao - 0.0%

Galaxy Entertainment Group Ltd	1,000	6,200
Sands China Ltd	1,200	5,422

		11,622

Malaysia - 0.1%

Petronas Chemicals Group Bhd	5,700	10,256
Public Bank Bhd	3,000	14,382

		24,638

Mexico - 0.2%

Grupo Aeroportuario del Pacifico SAB de CV ‘B’	1,644	15,867
Grupo Mexico SAB de CV ‘B’	2,757	6,464

	Shares	Value
Kimberly-Clark de Mexico SAB de CV ‘A’ *	2,275	$4,572
Wal-Mart de Mexico SAB de CV	8,411	24,930

		51,833

Netherlands - 0.4%

ASML Holding NV	158	39,186
ING Groep NV	449	4,691
Koninklijke Ahold Delhaize NV	1,104	27,609
Randstad NV	80	3,928
Royal Dutch Shell PLC ‘A’	753	22,084
Royal Dutch Shell PLC ‘B’	635	18,768

		116,266

New Zealand - 0.0%

a2 Milk Co Ltd *	370	3,074

Norway - 0.1%

DNB ASA	172	3,032
Equinor ASA	260	4,925
Mowi ASA	170	3,927
Telenor ASA	170	3,411

		15,295

Peru - 0.0%

Southern Copper Corp	109	3,720

Philippines - 0.0%

SM Prime Holdings Inc	7,500	5,384
Universal Robina Corp	1,420	4,273

		9,657

Portugal - 0.0%

EDP - Energias de Portugal SA	1,678	6,512

Russia - 0.4%

Gazprom PJSC ADR	6,374	43,937
LUKOIL PJSC ADR	410	33,867
MMC Norilsk Nickel PJSC ADR	464	11,872
Novatek PJSC GDR	76	15,397

		105,073

Singapore - 0.3%

Ascendas Real Estate Investment Trust REIT	3,000	6,775
CapitaLand Commercial Trust REIT	3,200	4,795
CapitaLand Mall Trust REIT	3,200	6,092
ComfortDelGro Corp Ltd	3,300	5,734
DBS Group Holdings Ltd	800	14,473
Oversea-Chinese Banking Corp Ltd	1,300	10,220
Singapore Exchange Ltd	800	4,908
Singapore Telecommunications Ltd	6,900	15,482
United Overseas Bank Ltd	500	9,293
Venture Corp Ltd	500	5,544

		83,316

South Africa - 0.4%

Bid Corp Ltd	312	6,631
Capitec Bank Holdings Ltd	43	3,655
Discovery Ltd	310	2,337
Mr Price Group Ltd	335	3,505
MTN Group Ltd	414	2,634
Naspers Ltd ‘N’	218	33,007
RMB Holdings Ltd	890	4,415
Sanlam Ltd	1,695	8,349
Sasol Ltd	1,029	17,306
Shoprite Holdings Ltd	432	3,498
Standard Bank Group Ltd	1,513	17,456
The Foschini Group Ltd	289	3,122

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-36

PACIFIC FUNDS

PACIFIC FUNDS DIVERSIFIED INCOME

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
The SPAR Group Ltd	310	$3,912
Tiger Brands Ltd	254	3,531
Vodacom Group Ltd	488	3,860
Woolworths Holdings Ltd	1,276	4,645

		121,863

Spain - 0.3%

Banco Bilbao Vizcaya Argentaria SA	1,146	5,965
Banco Santander SA	2,807	11,421
Enagas SA	175	4,045
Iberdrola SA	2,896	30,100
Industria de Diseno Textil SA	437	13,524
Red Electrica Corp SA	345	6,988
Repsol SA	596	9,295
Telefonica SA	1,054	8,054

		89,392

Sweden - 0.3%

Atlas Copco AB ‘A’	248	7,637
Atlas Copco AB ‘B’	145	3,926
Boliden AB	271	6,224
Electrolux AB ‘B’	152	3,601
Hennes & Mauritz AB ‘B’	856	16,593
Hexagon AB ‘B’	92	4,432
Skandinaviska Enskilda Banken AB ‘A’	411	3,777
Skanska AB ‘B’	356	7,207
SKF AB ‘B’	254	4,194
Svenska Handelsbanken AB ‘A’	380	3,555
Swedbank AB ‘A’	236	3,399
Telia Co AB	928	4,151
Volvo AB ‘B’	862	12,097

		80,793

Switzerland - 1.7%

ABB Ltd	1,795	35,300
Adecco Group AG	94	5,202
Chocoladefabriken Lindt & Spruengli AG	1	7,386
Cie Financiere Richemont SA	182	13,338
EMS-Chemie Holding AG	9	5,608
Geberit AG	14	6,690
Givaudan SA	4	11,164
Glencore PLC	5,188	15,634
Kuehne + Nagel International AG	60	8,829
LafargeHolcim Ltd	279	13,739
Nestle SA	574	62,253
Novartis AG	1,101	95,552
Partners Group Holding AG	13	9,983
Roche Holding AG	369	107,440
Schindler Holding AG	15	3,357
SGS SA	6	14,874
Sika AG	46	6,730
Sonova Holding AG	20	4,654
Straumann Holding AG	6	4,908
Swiss Life Holding AG	10	4,781
Swiss Re AG	93	9,704
Swisscom AG	7	3,454
The Swatch Group AG	27	7,169
UBS Group AG	686	7,789
Zurich Insurance Group AG	46	17,618

		483,156

Thailand - 0.1%

Airports of Thailand PCL NVDR	5,800	14,182
PTT PCL NVDR	4,000	6,049
The Siam Cement PCL NVDR	500	6,668

		26,899

United Kingdom - 2.1%

Associated British Foods PLC	172	4,869
Aviva PLC	905	4,443

	Shares	Value
BAE Systems PLC	1,452	$10,169
Barratt Developments PLC	436	3,471
BP PLC	4,683	29,647
British American Tobacco PLC	2,057	75,965
BT Group PLC	1,865	4,091
Bunzl PLC	125	3,267
Burberry Group PLC	145	3,873
CK Hutchison Holdings Ltd	1,000	8,828
Compass Group PLC	628	16,160
Croda International PLC	48	2,867
Diageo PLC	1,243	50,777
GlaxoSmithKline PLC	3,376	72,363
HSBC Holdings PLC	3,389	25,967
Imperial Brands PLC	386	8,668
ITV PLC	3,524	5,458
Kingfisher PLC	1,842	4,681
Legal & General Group PLC	1,361	4,154
Linde PLC	168	32,545
Lloyds Banking Group PLC	12,329	8,173
Micro Focus International PLC	116	1,630
National Grid PLC	1,045	11,314
Next PLC	55	4,181
Persimmon PLC	256	6,828
Reckitt Benckiser Group PLC	349	27,250
RELX PLC	758	18,002
Smith & Nephew PLC	311	7,489
SSE PLC	295	4,513
Taylor Wimpey PLC	2,620	5,200
The Sage Group PLC	361	3,068
Unilever NV	1,090	65,452
Unilever PLC	545	32,755
Vodafone Group PLC	6,348	12,647
Whitbread PLC	72	3,800
WPP PLC	1,228	15,376

		599,941

United States - 45.1%

3M Co	661	108,668
AbbVie Inc	1,809	136,977
ABIOMED Inc *	15	2,668
Accenture PLC ‘A’	222	42,702
Activision Blizzard Inc	202	10,690
Adobe Inc *	139	38,399
Advance Auto Parts Inc	21	3,473
Air Products & Chemicals Inc	208	46,147
Akamai Technologies Inc *	47	4,295
Alaska Air Group Inc	98	6,361
Albemarle Corp	83	5,770
Alexandria Real Estate Equities Inc REIT	59	9,088
Align Technology Inc *	27	4,885
Ally Financial Inc	598	19,830
Alphabet Inc ‘C’ *	93	113,367
Altria Group Inc	2,519	103,027
Amazon.com Inc *	62	107,626
Amcor PLC CDI	361	3,474
Amdocs Ltd	49	3,239
American Campus Communities Inc REIT	76	3,654
American Electric Power Co Inc	90	8,432
American International Group Inc	626	34,868
American Tower Corp REIT	46	10,172
Ameriprise Financial Inc	117	17,211
AMETEK Inc	68	6,244
Amgen Inc	717	138,747
Amphenol Corp ‘A’	105	10,132
Analog Devices Inc	103	11,508
ANSYS Inc *	24	5,313
Antero Midstream Corp	2,659	19,677
Aon PLC	71	13,743
Apache Corp	267	6,835
Apple Inc	608	136,174

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-37

PACIFIC FUNDS

PACIFIC FUNDS DIVERSIFIED INCOME

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Archer-Daniels-Midland Co	649	$26,654
Arista Networks Inc *	15	3,584
Arthur J Gallagher & Co	53	4,747
Associated Banc-Corp	206	4,171
Assurant Inc	46	5,788
AT&T Inc	2,666	100,881
Automatic Data Processing Inc	152	24,536
AutoZone Inc *	9	9,762
AvalonBay Communities Inc REIT	68	14,642
AXA Equitable Holdings Inc	217	4,809
Axis Capital Holdings Ltd	61	4,070
Baker Hughes a GE Co	422	9,790
Bank of America Corp	3,131	91,331
Bank of Hawaii Corp	42	3,609
Bank OZK	130	3,545
BB&T Corp	1,816	96,920
Becton Dickinson and Co	116	29,343
Best Buy Co Inc	174	12,004
Bio-Techne Corp	13	2,544
Biogen Inc *	76	17,694
BlackRock Inc	127	56,596
Booking Holdings Inc *	14	27,477
Boston Properties Inc REIT	49	6,353
BP Midstream Partners LP	1,109	16,191
Bristol-Myers Squibb Co	1,246	63,185
Broadcom Inc	318	87,790
Broadridge Financial Solutions Inc	34	4,231
Brown-Forman Corp ‘B’	94	5,901
Bunge Ltd	1,117	63,245
Cabot Corp	69	3,127
Camden Property Trust REIT	45	4,995
Campbell Soup Co	118	5,537
Cardinal Health Inc	1,920	90,605
Carnival Corp	417	18,227
Caterpillar Inc	433	54,692
Cboe Global Markets Inc	32	3,677
Celanese Corp	109	13,330
CenturyLink Inc	840	10,483
Cerner Corp	106	7,226
CF Industries Holdings Inc	168	8,266
CH Robinson Worldwide Inc	153	12,971
Chevron Corp	725	85,985
Chipotle Mexican Grill Inc *	9	7,564
Church & Dwight Co Inc	89	6,696
Cigna Corp	141	21,402
Cincinnati Financial Corp	86	10,034
Cinemark Holdings Inc	86	3,323
Cintas Corp	26	6,971
Cisco Systems Inc	3,068	151,590
CIT Group Inc	101	4,576
Citigroup Inc	1,299	89,735
Citizens Financial Group Inc	1,163	41,135
Citrix Systems Inc	46	4,440
CME Group Inc	130	27,474
Cognizant Technology Solutions Corp ‘A’	168	10,125
Colgate-Palmolive Co	955	70,202
Comerica Inc	306	20,193
Conagra Brands Inc	347	10,646
Consolidated Edison Inc	62	5,857
Constellium SE *	850	10,803
Copart Inc *	62	4,980
Corning Inc	673	19,194
Costco Wholesale Corp	160	46,098
Coty Inc ‘A’	333	3,500
Crestwood Equity Partners LP	741	27,054
Crown Castle International Corp REIT	177	24,605
CubeSmart REIT	101	3,525
Cullen/Frost Bankers Inc	72	6,376
Cummins Inc	172	27,979
CVS Health Corp	1,565	98,705

	Shares	Value
CyrusOne Inc REIT	61	$4,825
Danaher Corp	227	32,786
Darden Restaurants Inc	75	8,866
DCP Midstream LP	1,182	30,980
Delta Air Lines Inc	1,324	76,262
Dick’s Sporting Goods Inc	141	5,754
Digital Realty Trust Inc REIT	105	13,630
Discover Financial Services	281	22,786
Dollar General Corp	77	12,238
Dollar Tree Inc *	68	7,763
Dominion Energy Inc	180	14,587
Dow Inc	529	25,207
DTE Energy Co	31	4,122
Duke Energy Corp	154	14,762
Duke Realty Corp REIT	162	5,503
DuPont de Nemours Inc	487	34,728
East West Bancorp Inc	97	4,296
Eastman Chemical Co	188	13,880
Eaton Corp PLC	315	26,192
Eaton Vance Corp	166	7,458
Ecolab Inc	91	18,022
Edison International	80	6,034
Edwards Lifesciences Corp *	76	16,713
Eli Lilly & Co	985	110,153
Emerson Electric Co	653	43,660
Energy Transfer LP	8,112	106,105
EnLink Midstream LLC	3,683	31,305
Enterprise Products Partners LP	4,566	130,496
EPR Properties REIT	46	3,536
EQM Midstream Partners LP	1,911	62,490
Equifax Inc	35	4,923
Equity Residential REIT	183	15,786
Essex Property Trust Inc REIT	22	7,186
Everest Re Group Ltd	28	7,451
Eversource Energy	62	5,299
Evoqua Water Technologies Corp *	645	10,978
Exelon Corp	184	8,889
Expeditors International of Washington Inc	50	3,714
Extended Stay America Inc	167	2,445
Extra Space Storage Inc REIT	40	4,673
Exxon Mobil Corp	2,685	189,588
Facebook Inc ‘A’ *	606	107,916
FactSet Research Systems Inc	11	2,673
Fastenal Co	598	19,537
Federal Realty Investment Trust REIT	27	3,676
Fidelity National Financial Inc	191	8,482
Fifth Third Bancorp	918	25,135
First American Financial Corp	111	6,550
First Hawaiian Inc	124	3,311
First Horizon National Corp	376	6,091
First Republic Bank	47	4,545
FirstEnergy Corp	81	3,907
Flowers Foods Inc	193	4,464
Fluor Corp	90	1,722
Foot Locker Inc	147	6,345
Ford Motor Co	3,521	32,252
Fortive Corp	87	5,965
Franklin Resources Inc	331	9,553
Gaming and Leisure Properties Inc REIT	107	4,092
Garmin Ltd	102	8,638
General Dynamics Corp	262	47,875
General Mills Inc	640	35,277
General Motors Co	863	32,345
Genesis Energy LP	1,665	35,748
Genuine Parts Co	160	15,934
Gilead Sciences Inc	894	56,662
Global Payments Inc	38	6,042
Graphic Packaging Holding Co	415	6,121
H&R Block Inc	128	3,023
Halliburton Co	590	11,121

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-38

PACIFIC FUNDS

PACIFIC FUNDS DIVERSIFIED INCOME

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Hanesbrands Inc	437	$6,695
Harley-Davidson Inc	1,411	50,754
Hasbro Inc	109	12,937
HCP Inc REIT	232	8,266
Helmerich & Payne Inc	82	3,286
Henry Schein Inc *	56	3,556
Hewlett Packard Enterprise Co	1,953	29,627
Holly Energy Partners LP	576	14,556
HollyFrontier Corp	101	5,418
Honeywell International Inc	222	37,562
Hormel Foods Corp	127	5,554
Host Hotels & Resorts Inc REIT	219	3,787
HP Inc	1,223	23,139
Hubbell Inc	81	10,643
Humana Inc	49	12,528
Huntington Bancshares Inc	2,857	40,769
Huntsman Corp	150	3,489
IDEX Corp	22	3,605
IDEXX Laboratories Inc *	31	8,430
Illinois Tool Works Inc	432	67,604
Illumina Inc *	53	16,124
Ingredion Inc	104	8,501
Intel Corp	3,303	170,204
International Business Machines Corp	930	135,241
International Flavors & Fragrances Inc	26	3,190
International Paper Co	729	30,487
Intuit Inc	72	19,148
Intuitive Surgical Inc *	41	22,137
Invesco Ltd	684	11,587
Iron Mountain Inc REIT	170	5,506
Jack Henry & Associates Inc	22	3,211
Jacobs Engineering Group Inc	37	3,385
Jefferies Financial Group Inc	403	7,415
John Wiley & Sons Inc ‘A’	66	2,900
Johnson & Johnson	1,515	196,011
Johnson Controls International PLC	606	26,597
JPMorgan Chase & Co	807	94,976
Juniper Networks Inc	425	10,519
KAR Auction Services Inc	227	5,573
Kellogg Co	482	31,017
KeyCorp	2,750	49,060
Kilroy Realty Corp REIT	51	3,972
Kimberly-Clark Corp	361	51,280
Kimco Realty Corp REIT	213	4,447
Kinder Morgan Inc	3,836	79,060
KLA Corp	101	16,104
Kohl’s Corp	122	6,059
L Brands Inc	142	2,782
L3Harris Technologies Inc	66	13,770
Laboratory Corp of America Holdings *	35	5,880
Lam Research Corp	150	34,666
Lamar Advertising Co ‘A’ REIT	45	3,687
Lamb Weston Holdings Inc	55	4,000
Las Vegas Sands Corp	252	14,556
Lazard Ltd ‘A’	104	3,640
Lear Corp	64	7,546
Leggett & Platt Inc	107	4,381
Lennar Corp ‘A’	184	10,276
Lincoln Electric Holdings Inc	66	5,726
Lincoln National Corp	272	16,407
Lockheed Martin Corp	235	91,664
Lowe’s Cos Inc	613	67,405
Lululemon Athletica Inc *	29	5,583
LyondellBasell Industries NV ‘A’	246	22,010
M&T Bank Corp	97	15,323
Macquarie Infrastructure Corp	195	7,697
Macy’s Inc	336	5,221
Magellan Midstream Partners LP	1,657	109,809
ManpowerGroup Inc	47	3,959
Marathon Petroleum Corp	701	42,586

	Shares	Value
MarketAxess Holdings Inc	11	$3,602
Marsh & McLennan Cos Inc	176	17,609
Mastercard Inc ‘A’	267	72,509
Maxim Integrated Products Inc	176	10,192
McCormick & Co Inc	42	6,565
McDonald’s Corp	662	142,138
McKesson Corp	70	9,566
Medical Properties Trust Inc REIT	191	3,736
Medtronic PLC	1,512	164,233
Merck & Co Inc	1,054	88,726
MetLife Inc	596	28,107
Mettler-Toledo International Inc *	10	7,044
Microsoft Corp	939	130,549
Mid-America Apartment Communities Inc REIT	56	7,281
Molson Coors Brewing Co ‘B’	114	6,555
Monster Beverage Corp *	148	8,593
Moody’s Corp	50	10,242
Morgan Stanley	2,060	87,900
MPLX LP	4,309	120,695
MSC Industrial Direct Co Inc ‘A’	84	6,093
Murphy Oil Corp	126	2,786
National Instruments Corp	120	5,039
NetApp Inc	238	12,497
New York Community Bancorp Inc	353	4,430
Newell Brands Inc	1,031	19,300
Nextera Energy Inc	92	21,435
Nielsen Holdings PLC	258	5,483
NIKE Inc ‘B’	379	35,596
Noble Energy Inc	309	6,940
Noble Midstream Partners LP	362	8,731
Nordstrom Inc	107	3,603
Northern Trust Corp	206	19,224
Northrop Grumman Corp	48	17,990
Nucor Corp	242	12,320
nVent Electric PLC	160	3,526
NVIDIA Corp	163	28,373
NVR Inc *	1	3,717
O’Reilly Automotive Inc *	23	9,166
Occidental Petroleum Corp	815	36,243
Old Republic International Corp	191	4,502
Omega Healthcare Investors Inc REIT	110	4,597
Omnicom Group Inc	210	16,443
ONEOK Inc	1,734	127,778
Oracle Corp	781	42,978
Packaging Corp of America	65	6,897
PacWest Bancorp	198	7,195
Paychex Inc	300	24,831
PayPal Holdings Inc *	327	33,874
Penske Automotive Group Inc	63	2,979
People’s United Financial Inc	282	4,409
PepsiCo Inc	1,197	164,109
Pfizer Inc	4,572	164,272
Philip Morris International Inc	1,687	128,094
Phillips 66	410	41,984
Phillips 66 Partners LP	1,093	61,886
Plains All American Pipeline LP	3,421	70,986
Polaris Inc	73	6,425
Popular Inc	90	4,867
PPG Industries Inc	71	8,414
PPL Corp	160	5,038
Principal Financial Group Inc	230	13,142
Prologis Inc REIT	221	18,834
Prosperity Bancshares Inc	68	4,803
Prudential Financial Inc	524	47,134
Public Service Enterprise Group Inc	90	5,587
Public Storage REIT	122	29,923
QUALCOMM Inc	920	70,178
Quest Diagnostics Inc	140	14,984
Ralph Lauren Corp	58	5,537
Raytheon Co	88	17,265

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-39

PACIFIC FUNDS

PACIFIC FUNDS DIVERSIFIED INCOME

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Realty Income Corp REIT	160	$12,269
Regency Centers Corp REIT	80	5,559
Regeneron Pharmaceuticals Inc *	28	7,767
Regions Financial Corp	2,092	33,095
Reliance Steel & Aluminum Co	53	5,282
ResMed Inc	51	6,891
Robert Half International Inc	128	7,124
Rockwell Automation Inc	128	21,094
Roper Technologies Inc	31	11,055
Ross Stores Inc	109	11,974
Royal Caribbean Cruises Ltd	137	14,841
RPM International Inc	97	6,675
Ryder System Inc	137	7,092
S&P Global Inc	74	18,129
Sabre Corp	186	4,165
Sage Therapeutics Inc *	16	2,245
Schlumberger Ltd	1,719	58,738
Semgroup Corp ‘A’	1,056	17,255
Sempra Energy	54	7,971
Shell Midstream Partners LP	1,967	40,225
Simon Property Group Inc REIT	151	23,503
Six Flags Entertainment Corp	134	6,806
Skyworks Solutions Inc	50	3,963
SL Green Realty Corp REIT	45	3,679
Snap-on Inc	77	12,054
Sonoco Products Co	90	5,239
Spectrum Brands Holdings Inc	10	532
Stanley Black & Decker Inc	44	6,354
Starbucks Corp	368	32,539
Starwood Property Trust Inc REIT	171	4,142
State Street Corp	422	24,978
Steel Dynamics Inc	202	6,020
STERIS PLC	30	4,335
STORE Capital Corp REIT	102	3,816
Sunoco LP	800	25,160
SunTrust Banks Inc	874	60,131
Synchrony Financial	1,086	37,022
Synopsys Inc *	42	5,765
Synovus Financial Corp	148	5,292
Sysco Corp	500	39,700
T Rowe Price Group Inc	234	26,735
Tallgrass Energy LP	1,504	30,291
Tapestry Inc	282	7,346
Targa Resources Corp	1,414	56,800
Target Corp	567	60,618
TC Pipelines LP	527	21,433
TCF Financial Corp	153	5,825
TD Ameritrade Holding Corp	274	12,796
Texas Instruments Inc	1,086	140,355
The Bank of New York Mellon Corp	978	44,215
The Boeing Co	424	161,319
The Chemours Co	126	1,882
The Clorox Co	134	20,351
The Coca-Cola Co	3,220	175,297
The Estee Lauder Cos Inc ‘A’	79	15,717
The Gap Inc	280	4,861
The Goodyear Tire & Rubber Co	495	7,130
The Hartford Financial Services Group Inc	264	16,001
The Hershey Co	143	22,164
The Home Depot Inc	836	193,969
The Interpublic Group of Cos Inc	3,403	73,369
The JM Smucker Co	120	13,202
The Kraft Heinz Co	789	22,041
The Kroger Co	734	18,923
The PNC Financial Services Group Inc	658	92,225
The Procter & Gamble Co	1,941	241,422
The Sherwin-Williams Co	26	14,297
The Southern Co	217	13,404
The TJX Cos Inc	430	23,968
The Travelers Cos Inc	185	27,508

	Shares	Value
The Walt Disney Co	535	$69,721
The Western Union Co	456	10,566
The Williams Cos Inc	3,868	93,064
Thor Industries Inc	60	3,398
Tiffany & Co	128	11,857
Tractor Supply Co	35	3,165
Trinity Industries Inc	139	2,736
UDR Inc REIT	142	6,884
Ulta Beauty Inc *	16	4,010
Union Pacific Corp	763	123,591
United Parcel Service Inc ‘B’	917	109,875
United Technologies Corp	820	111,946
UnitedHealth Group Inc	356	77,366
Universal Health Services Inc ‘B’	32	4,760
Unum Group	422	12,542
US Bancorp	1,720	95,185
Vail Resorts Inc	45	10,240
Valero Energy Corp	665	56,685
Valvoline Inc	224	4,935
Varian Medical Systems Inc *	33	3,930
Veeva Systems Inc ‘A’ *	44	6,718
Ventas Inc REIT	104	7,595
VEREIT Inc REIT	536	5,242
Verisk Analytics Inc	45	7,116
Verizon Communications Inc	1,543	93,135
VF Corp	355	31,591
Viacom Inc ‘B’	246	5,911
VICI Properties Inc REIT	218	4,938
Viper Energy Partners LP	800	22,136
Visa Inc ‘A’	511	87,897
VMware Inc ‘A’	24	3,601
Vornado Realty Trust REIT	67	4,266
Walgreens Boots Alliance Inc	1,293	71,516
Walmart Inc	637	75,599
Waters Corp *	26	5,804
Watsco Inc	127	21,486
Webster Financial Corp	67	3,140
Wec Energy Group Inc	59	5,611
Wells Fargo & Co	2,103	106,075
Welltower Inc REIT	174	15,773
West Pharmaceutical Services Inc	27	3,829
Western Digital Corp	203	12,107
Western Midstream Partners LP	2,730	67,950
WestRock Co	570	20,777
Weyerhaeuser Co REIT	383	10,609
Whirlpool Corp	49	7,760
Williams-Sonoma Inc	81	5,506
WP Carey Inc REIT	79	7,071
WW Grainger Inc	15	4,457
Wyndham Destinations Inc	363	16,705
Wyndham Hotels & Resorts Inc	61	3,156
Wynn Resorts Ltd	68	7,393
Xcel Energy Inc	93	6,035
Xerox Holdings Corp	146	4,367
Xilinx Inc	71	6,809
Xylem Inc	180	14,332
Zimmer Biomet Holdings Inc	75	10,295
Zions Bancorp NA	323	14,380

		12,763,618

Total Common Stocks (Cost $17,958,268)		17,919,327

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-40

PACIFIC FUNDS

PACIFIC FUNDS DIVERSIFIED INCOME

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value

EXCHANGE-TRADED FUNDS - 1.8%

iShares MSCI India	2,800	$93,996
iShares MSCI South Korea	4,036	227,388
iShares MSCI Taiwan	4,788	174,092

Total Exchange-Traded Funds (Cost $508,760)		495,476

	Principal Amount
CORPORATE BONDS & NOTES - 18.3%

Belgium - 0.5%

Anheuser-Busch InBev Worldwide Inc 4.750% due 01/23/29	$75,000	87,407
5.800% due 01/23/59	50,000	68,201

		155,608

Canada - 0.2%

Telesat LLC 7.750% due 04/15/26 ~	25,000	25,500
Titan Acquisition Ltd 6.500% due 10/15/27 ~	50,000	47,000

		72,500

Ireland - 0.2%

Avolon Holdings Funding Ltd 4.375% due 05/01/26 ~	50,000	51,757

Netherlands - 0.3%

NXP BV 4.300% due 06/18/29 ~	75,000	80,376

Switzerland - 0.2%

Glencore Funding LLC 4.125% due 05/30/23 ~	50,000	52,438

United States - 16.9%

Ahern Rentals Inc 7.375% due 05/15/23 ~	75,000	64,219
Air Lease Corp 3.625% due 04/01/27	100,000	103,418
American Airlines Pass-Through Trust ‘A’ 3.500% due 08/15/33	50,000	51,959
American Airlines Pass-Through Trust ‘AA’ 3.150% due 08/15/33	50,000	51,383
Anthem Inc 2.875% due 09/15/29	50,000	49,547
Apple Inc 2.950% due 09/11/49	75,000	73,639
Ascent Resources Utica Holdings LLC 7.000% due 11/01/26 ~	50,000	42,000
AT&T Inc 4.350% due 03/01/29	75,000	82,955
4.850% due 03/01/39	50,000	56,781
Bank of America Corp 4.183% due 11/25/27	175,000	188,437
Beazer Homes USA Inc 5.875% due 10/15/27	50,000	48,812
7.250% due 10/15/29 ~	25,000	25,469
Brand Industrial Services Inc 8.500% due 07/15/25 ~	25,000	23,875
Broadcom Inc 4.250% due 04/15/26 ~	75,000	77,546

	Principal Amount	Value
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	$50,000	$51,245
Charter Communications Operating LLC 4.200% due 03/15/28	100,000	105,366
Citigroup Inc 4.600% due 03/09/26	175,000	191,120
CNO Financial Group Inc 5.250% due 05/30/29	50,000	54,875
Comcast Corp 4.950% due 10/15/58	25,000	32,121
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	50,000	42,125
Core & Main Holdings LP 8.625% Cash or 9.375% PIK due 09/15/24 ~	25,000	25,281
Dell International LLC 4.900% due 10/01/26 ~	50,000	53,606
Diamond Sports Group LLC 6.625% due 08/15/27 ~	50,000	51,927
Discovery Communications LLC 4.125% due 05/15/29	75,000	79,075
Endeavor Energy Resources LP 5.750% due 01/30/28 ~	75,000	80,062
Energy Transfer Operating LP 4.750% due 01/15/26	100,000	108,497
6.250% due 02/15/23	50,000	46,451
General Motors Financial Co Inc 5.650% due 01/17/29	75,000	82,771
Global Partners LP 7.000% due 08/01/27 ~	55,000	56,787
Global Payments Inc 3.200% due 08/15/29	50,000	50,748
4.150% due 08/15/49	50,000	52,653
Golden Nugget Inc 8.750% due 10/01/25 ~	50,000	52,250
HCA Inc 5.125% due 06/15/39	50,000	54,853
Hecla Mining Co 6.875% due 05/01/21	25,000	24,875
Hexion Inc 7.875% due 07/15/27 ~	25,000	24,812
Host Hotels & Resorts LP REIT 3.375% due 12/15/29	25,000	24,976
Hyundai Capital America 4.125% due 06/08/23 ~	50,000	52,208
Iron Mountain Inc REIT 4.875% due 09/15/29 ~	25,000	25,445
JPMorgan Chase & Co 4.125% due 12/15/26	100,000	109,329
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	25,000	26,437
Keurig Dr Pepper Inc 4.597% due 05/25/28	50,000	56,256
KeyCorp 2.550% due 10/01/29	100,000	97,768
Kinder Morgan Energy Partners LP 4.300% due 05/01/24	100,000	107,020
Kraft Heinz Foods Co 4.625% due 10/01/39 ~	50,000	50,350
Las Vegas Sands Corp 3.500% due 08/18/26	50,000	50,867
Mauser Packaging Solutions Holding Co 7.250% due 04/15/25 ~	75,000	71,179
Michaels Stores Inc 8.000% due 07/15/27 ~	50,000	50,250
Mid-America Apartments LP REIT 3.950% due 03/15/29	75,000	81,933
MidAmerican Energy Co 4.250% due 07/15/49	25,000	30,155

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-41

PACIFIC FUNDS

PACIFIC FUNDS DIVERSIFIED INCOME

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Morgan Stanley 3.591% due 07/22/28	$100,000	$105,560
5.000% due 11/24/25	100,000	112,133
Moss Creek Resources Holdings Inc 7.500% due 01/15/26 ~	25,000	18,531
MPLX LP 4.000% due 03/15/28	100,000	104,361
6.875% due 02/15/23	50,000	50,065
Panther BF Aggregator 2 LP 6.250% due 05/15/26 ~	50,000	52,750
Penske Truck Leasing Co LP 3.350% due 11/01/29 ~	75,000	74,751
Pilgrim’s Pride Corp 5.875% due 09/30/27 ~	50,000	53,888
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	50,000	56,224
Scientific Games International Inc 8.250% due 03/15/26 ~	50,000	53,375
Select Medical Corp 6.250% due 08/15/26 ~	50,000	52,375
Service Properties Trust REIT 4.750% due 10/01/26	75,000	75,451
Sprint Corp 7.625% due 02/15/25	50,000	55,125
Targa Resources Partners LP 6.500% due 07/15/27 ~	75,000	82,019
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	25,000	28,412
Tesla Inc 5.300% due 08/15/25 ~	75,000	67,594
The Goldman Sachs Group Inc 3.500% due 11/16/26	150,000	156,151
The Walt Disney Co 2.750% due 09/01/49	50,000	48,241
Tms International Holding Corp 7.250% due 08/15/25 ~	50,000	43,000
UDR Inc REIT 3.000% due 08/15/31	50,000	50,159
United Parcel Service Inc 3.400% due 09/01/49	25,000	25,486
Ventas Realty LP REIT 3.500% due 02/01/25	50,000	52,395
Wells Fargo & Co 3.750% due 01/24/24	100,000	105,971
WPX Energy Inc 5.250% due 10/15/27	75,000	75,750
WRKCo Inc 3.900% due 06/01/28	75,000	79,165

		4,774,645

Total Corporate Bonds & Notes (Cost $5,132,894)		5,187,324

SENIOR LOAN NOTES - 7.3%

Canada - 1.0%

Burger King Term B 4.294% (USD LIBOR + 2.250%) due 02/17/24 §	120,034	120,571
GFL Environmental Inc Term B 5.044% (USD LIBOR + 2.750%) due 05/31/25 §	124,370	123,437
StandardAero 6.104% (USD LIBOR + 4.000%) due 04/04/26 §	43,706	43,979

		287,987

	Principal Amount	Value

United States - 6.3%

Albertson’s LLC Term B-7 4.794% (USD LIBOR + 2.750%) due 11/17/25 §	$93,985	$94,683
American Builders & Contractors Supply Co Inc Term B-2
4.044% (USD LIBOR + 2.000%) due 10/31/23 §	124,362	124,448
Bausch Health Americas Inc Term B 5.039% (USD LIBOR + 3.000%) due 06/01/25 §	116,393	116,996
BJ’s Wholesale Club Inc Term B 4.786% (USD LIBOR + 3.000%) due 02/03/24 §	124,685	125,188
Cornerstone Building Brands Inc Term B 5.789% (USD LIBOR + 3.750%) due 04/12/25 §	124,370	121,935
CSC Holdings LLC Term B-4 5.028% (USD LIBOR + 3.000%) due 04/15/27 §	124,688	125,061
Dynasty Acquisition Co Inc 6.104% (USD LIBOR + 4.000%) due 04/08/26 §	81,294	81,802
Filtration Group Corp Term B 5.044% (USD LIBOR + 3.000%) due 03/29/25 §	119,672	120,108
Golden Nugget LLC Term B 4.800% (USD LIBOR + 2.750%) due 10/04/23 §	124,326	124,274
HUB International Ltd Term B 5.267% (USD LIBOR + 3.000%) due 04/25/25 §	124,370	123,165
Jaguar Holding Co II due 08/18/22 ¥	124,351	124,615
Reynolds Group Holdings Inc Term B 4.794% (USD LIBOR + 3.000%) due 02/05/23 §	124,361	124,701
SeaWorld Parks & Entertainment Inc Term B-5 5.044% (USD LIBOR + 3.000%) due 03/31/24 §	124,362	124,439
Sprint Communications Inc Term B 5.063% (USD LIBOR + 3.000%) due 02/03/24 §	124,374	124,295
TransDigm Inc Term G 4.544% (USD LIBOR + 2.500%) due 08/22/24 §	124,367	124,095

		1,779,805

Total Senior Loan Notes (Cost $2,055,470)		2,067,792

U.S. TREASURY OBLIGATIONS - 7.7%

U.S. Treasury Bonds - 1.6%

2.875% due 05/15/49	390,000	455,325

U.S. Treasury Notes - 6.1%

1.750% due 06/15/22	420,000	421,969
1.750% due 06/30/24	420,000	423,667
1.875% due 06/30/26	420,000	426,989
2.375% due 05/15/29	410,000	435,577

		1,708,202

Total U.S. Treasury Obligations (Cost $2,101,935)		2,163,527

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-42

PACIFIC FUNDS

PACIFIC FUNDS DIVERSIFIED INCOME

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 1.1%

Money Market Fund - 1.1%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.870%	317,453	$317,453

Total Short-Term Investment (Cost $317,453)		317,453

TOTAL INVESTMENTS - 99.6% (Cost $28,111,232)		28,186,273

OTHER ASSETS & LIABILITIES, NET - 0.4%		123,998

NET ASSETS - 100.0%		$28,310,271

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Fund’s composition as a percentage of net assets was as follows:

Common Stocks	63.3%
Corporate Bonds & Notes	18.3%
Senior Loan Notes	7.3%
U.S. Treasury Obligations	7.7%
Others (each less than 3.0%)	3.0%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	As of September 30, 2019, the Fund’s composition by country of risk as a percentage of net assets was as follows:

United States (Includes Short-Term Investment)	77.1%
Japan	4.0%
Others (each less than 3.0%)	18.5%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-43

PACIFIC FUNDS

PACIFIC FUNDS DIVERSIFIED INCOME

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks
	Brazil	$17,580	$17,580	$—	$—
	Germany	17,794	—	17,794	—

	Total Preferred Stocks	35,374	17,580	17,794	—

	Common Stocks
	Australia	223,831	—	223,831	—
	Belgium	50,636	—	50,636	—
	Brazil	118,406	118,406	—	—
	Canada	50,726	50,726	—	—
	China	569,694	118,774	450,920	—
	Denmark	82,144	—	82,144	—
	Finland	45,480	—	45,480	—
	France	401,637	9,469	392,168	—
	Germany	295,238	19,926	275,312	—
	Hong Kong	203,570	—	203,570	—
	India	27,038	27,038	—	—
	Indonesia	65,347	—	65,347	—
	Ireland	12,860	7,368	5,492	—
	Israel	10,878	4,599	6,279	—
	Italy	46,930	—	46,930	—
	Japan	1,118,244	—	1,118,244	—
	Macau	11,622	—	11,622	—
	Malaysia	24,638	—	24,638	—
	Mexico	51,833	51,833	—	—
	Netherlands	116,266	—	116,266	—
	New Zealand	3,074	—	3,074	—
	Norway	15,295	—	15,295	—
	Peru	3,720	3,720	—	—
	Philippines	9,657	—	9,657	—
	Portugal	6,512	—	6,512	—
	Russia	105,073	—	105,073	—
	Singapore	83,316	—	83,316	—
	South Africa	121,863	3,655	118,208	—
	Spain	89,392	—	89,392	—
	Sweden	80,793	—	80,793	—
	Switzerland	483,156	—	483,156	—
	Thailand	26,899	—	26,899	—
	United Kingdom	599,941	32,545	567,396	—
	United States	12,763,618	12,760,144	3,474	—

	Total Common Stocks	17,919,327	13,208,203	4,711,124	—

	Exchange-Traded Funds	495,476	495,476	—	—
	Corporate Bonds & Notes	5,187,324	—	5,187,324	—
	Senior Loan Notes	2,067,792	—	2,067,792	—
	U.S. Treasury Obligations	2,163,527	—	2,163,527	—
	Short-Term Investment	317,453	317,453	—	—

	Total	$28,186,273	$14,038,712	$14,147,561	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-44

PACIFIC FUNDS

PACIFIC FUNDSSM LARGE-CAP

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%

Basic Materials - 2.2%

Air Products & Chemicals Inc	635	$140,881
CF Industries Holdings Inc	2,432	119,654
Huntsman Corp	7,993	185,917

		446,452

Communications - 18.0%

Alphabet Inc ‘A’ *	522	637,435
Amazon.com Inc *	448	777,688
Cisco Systems Inc	7,098	350,712
Comcast Corp ‘A’	9,764	440,161
Discovery Inc ‘A’ *	8,833	235,223
Expedia Group Inc	1,646	221,239
Facebook Inc ‘A’ *	3,102	552,404
Verizon Communications Inc	7,853	474,007

		3,688,869

Consumer, Cyclical - 6.6%

AutoZone Inc *	179	194,147
Best Buy Co Inc	3,093	213,386
Delta Air Lines Inc	4,164	239,846
Foot Locker Inc	2,734	117,999
Polaris Inc	1,609	141,608
PulteGroup Inc	6,754	246,859
Royal Caribbean Cruises Ltd	1,760	190,661

		1,344,506

Consumer, Non-Cyclical - 22.6%

Abbott Laboratories	3,925	328,405
Biogen Inc *	796	185,325
Cigna Corp	1,326	201,274
Eli Lilly & Co	2,630	294,113
General Mills Inc	3,747	206,535
Gilead Sciences Inc	3,254	206,239
Kimberly-Clark Corp	1,708	242,621
Medtronic PLC	3,600	391,032
Merck & Co Inc	4,951	416,775
Mondelez International Inc ‘A’	4,920	272,174
Quanta Services Inc	5,036	190,361
The Kroger Co	8,459	218,073
The Procter & Gamble Co	3,742	465,430
Thermo Fisher Scientific Inc	1,134	330,300
Tyson Foods Inc ‘A’	2,177	187,527
UnitedHealth Group Inc	1,406	305,552
Vertex Pharmaceuticals Inc *	1,022	173,147

		4,614,883

Energy - 4.6%

ConocoPhillips	4,429	252,364
EOG Resources Inc	3,041	225,703
Marathon Petroleum Corp	3,778	229,513
Phillips 66	2,317	237,261

		944,841

Financial - 18.5%

American Express Co	2,635	311,668
American Tower Corp REIT	1,052	232,629
AvalonBay Communities Inc REIT	1,116	240,308
Bank of America Corp	13,878	404,821
Boston Properties Inc REIT	1,425	184,765
E*TRADE Financial Corp	3,884	169,692
JPMorgan Chase & Co	4,317	508,068
Prudential Financial Inc	3,177	285,771
T Rowe Price Group Inc	1,731	197,767
The Charles Schwab Corp	4,521	189,113
The Hartford Financial Services Group Inc	4,140	250,925

	Shares	Value
Visa Inc ‘A’	3,201	$550,604
Zions Bancorp NA	5,939	264,404

		3,790,535

Industrial - 7.9%

Honeywell International Inc	1,835	310,482
Ingersoll-Rand PLC	1,781	219,437
Northrop Grumman Corp	566	212,131
Raytheon Co	1,317	258,382
Textron Inc	3,205	156,917
The Boeing Co	689	262,144
Waste Management Inc	1,766	203,090

		1,622,583

Technology - 14.5%

Adobe Inc *	1,118	308,848
Apple Inc	3,240	725,663
Broadcom Inc	1,108	305,886
DXC Technology Co	2,533	74,724
Intel Corp	5,602	288,671
Microsoft Corp	7,600	1,056,628
NXP Semiconductors NV (Netherlands)	1,930	210,602

		2,971,022

Utilities - 3.0%

Ameren Corp	3,871	309,874
DTE Energy Co	2,280	303,149

		613,023

Total Common Stocks (Cost $16,471,587)		20,036,714

SHORT-TERM INVESTMENT - 1.9%

Money Market Fund - 1.9%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.870%	390,328	390,328

Total Short-Term Investment (Cost $390,328)		390,328

TOTAL INVESTMENTS - 99.8% (Cost $16,861,915)		20,427,042

OTHER ASSETS & LIABILITIES, NET - 0.2%		48,455

NET ASSETS - 100.0%		$20,475,497

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	22.6%
Financial	18.5%
Communications	18.0%
Technology	14.5%
Industrial	7.9%
Consumer, Cyclical	6.6%
Energy	4.6%
Utilities	3.0%
Others (each less than 3.0%)	4.1%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-45

PACIFIC FUNDS

PACIFIC FUNDS LARGE-CAP

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$20,036,714	$20,036,714	$—	$—
	Short-Term Investment	390,328	390,328	—	—

	Total	$20,427,042	$20,427,042	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-46

PACIFIC FUNDS

PACIFIC FUNDSSM LARGE-CAP VALUE

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%

Basic Materials - 2.8%

Air Products & Chemicals Inc	1,112	$246,708
CF Industries Holdings Inc	2,710	133,332
Huntsman Corp	7,711	179,358

		559,398

Communications - 13.1%

Alphabet Inc ‘A’ *	165	201,488
AT&T Inc	14,138	534,982
Cisco Systems Inc	5,999	296,411
Comcast Corp ‘A’	9,757	439,846
Discovery Inc ‘A’ *	9,363	249,337
The Walt Disney Co	1,941	252,951
Verizon Communications Inc	9,850	594,546

		2,569,561

Consumer, Cyclical - 4.4%

BorgWarner Inc	2,120	77,762
Delta Air Lines Inc	5,235	301,536
PVH Corp	2,100	185,283
Royal Caribbean Cruises Ltd	2,733	296,066

		860,647

Consumer, Non-Cyclical - 22.1%

Biogen Inc *	579	134,803
Cigna Corp	1,005	152,549
Danaher Corp	1,336	192,958
Eli Lilly & Co	1,582	176,915
Gilead Sciences Inc	2,698	170,999
Hill-Rom Holdings Inc	2,140	225,192
Kimberly-Clark Corp	1,212	172,165
Medtronic PLC	4,497	488,464
Merck & Co Inc	3,237	272,491
Mondelez International Inc ‘A’	5,072	280,583
PepsiCo Inc	2,560	350,976
Pfizer Inc	7,703	276,769
Quanta Services Inc	6,538	247,136
The Procter & Gamble Co	5,018	624,139
Thermo Fisher Scientific Inc	868	252,822
Tyson Foods Inc ‘A’	2,094	180,377
UnitedHealth Group Inc	616	133,869

		4,333,207

Energy - 8.3%

Chevron Corp	3,907	463,370
ConocoPhillips	4,224	240,684
Diamondback Energy Inc	2,498	224,595
EOG Resources Inc	2,837	210,562
Marathon Petroleum Corp	4,457	270,763
Phillips 66	2,034	208,282

		1,618,256

Financial - 27.2%

Alexandria Real Estate Equities Inc REIT	802	123,540
American Express Co	1,349	159,560
AvalonBay Communities Inc REIT	692	149,008
Bank of America Corp	21,731	633,893
Berkshire Hathaway Inc ‘B’ *	1,105	229,862
Boston Properties Inc REIT	1,858	240,908
Discover Financial Services	3,400	275,706
E*TRADE Financial Corp	3,876	169,342
Equity LifeStyle Properties Inc REIT	757	101,135
Highwoods Properties Inc REIT	2,443	109,788
Intercontinental Exchange Inc	2,709	249,959
JPMorgan Chase & Co	6,551	770,987
Prologis Inc REIT	3,139	267,506
Prudential Financial Inc	3,691	332,005

	Shares	Value
State Street Corp	3,882	$ 229,776
SunTrust Banks Inc	3,756	258,413
The Allstate Corp	1,884	204,753
The Charles Schwab Corp	4,522	189,155
The Hartford Financial Services Group Inc	5,190	314,566
The Travelers Cos Inc	1,160	172,480
Wells Fargo & Co	2,872	144,864

		5,327,206

Industrial - 8.7%

Caterpillar Inc	1,676	211,696
Honeywell International Inc	1,252	211,838
Ingersoll-Rand PLC	1,577	194,302
Lockheed Martin Corp	537	209,462
Northrop Grumman Corp	902	338,061
Owens Corning	2,453	155,030
Textron Inc	2,877	140,858
Waste Management Inc	2,106	242,190

		1,703,437

Technology - 5.4%

Broadcom Inc	1,134	313,063
Intel Corp	3,352	172,729
Microsoft Corp	1,186	164,890
ON Semiconductor Corp *	12,427	238,723
Oracle Corp	3,112	171,253

		1,060,658

Utilities - 5.6%

American Electric Power Co Inc	3,935	368,670
DTE Energy Co	2,507	333,331
Xcel Energy Inc	6,195	401,994

		1,103,995

Total Common Stocks (Cost $15,380,395)		19,136,365

SHORT-TERM INVESTMENT - 2.2%

Money Market Fund - 2.2%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.870%	420,182	420,182

Total Short-Term Investment (Cost $420,182)		420,182

TOTAL INVESTMENTS - 99.8% (Cost $15,800,577)		19,556,547

OTHER ASSETS & LIABILITIES, NET - 0.2%		41,709

NET ASSETS - 100.0%		$19,598,256

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	27.2%
Consumer, Non-Cyclical	22.1%
Communications	13.1%
Industrial	8.7%
Energy	8.3%
Utilities	5.6%
Technology	5.4%
Consumer, Cyclical	4.4%
Others (each less than 3.0%)	5.0%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-47

PACIFIC FUNDS

PACIFIC FUNDS LARGE-CAP VALUE

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$19,136,365	$19,136,365	$—	$—
	Short-Term Investment	420,182	420,182	—	—

	Total	$19,556,547	$19,556,547	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-48

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL/MID-CAP

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%

Basic Materials - 2.7%

Allegheny Technologies Inc *	71,988	$1,457,757
Kaiser Aluminum Corp	28,511	2,821,734
Kraton Corp *	54,378	1,755,866
PolyOne Corp	47,063	1,536,607
Rogers Corp *	12,091	1,652,961

		9,224,925

Communications - 5.9%

CDW Corp	26,516	3,267,832
Ciena Corp *	66,680	2,615,856
LogMeIn Inc	26,496	1,880,156
NETGEAR Inc *	55,117	1,775,870
Sinclair Broadcast Group Inc ‘A’	70,486	3,012,572
Viavi Solutions Inc *	227,727	3,189,317
Vonage Holdings Corp *	246,268	2,782,828
Yelp Inc *	62,786	2,181,814

		20,706,245

Consumer, Cyclical - 10.6%

Aramark	88,352	3,850,380
BJ’s Restaurants Inc	56,358	2,188,945
BJ’s Wholesale Club Holdings Inc *	107,526	2,781,698
Bloomin’ Brands Inc	161,685	3,060,697
Capri Holdings Ltd *	43,161	1,431,219
Dine Brands Global Inc	29,435	2,232,939
G-III Apparel Group Ltd *	54,881	1,414,283
KB Home	67,724	2,302,616
Lithia Motors Inc ‘A’	16,047	2,124,302
RH *	14,901	2,545,538
SeaWorld Entertainment Inc *	106,815	2,811,371
SkyWest Inc	47,575	2,730,805
Sleep Number Corp *	61,426	2,538,122
Steven Madden Ltd	57,923	2,073,064
The Children’s Place Inc	16,541	1,273,492
Wolverine World Wide Inc	59,157	1,671,777

		37,031,248

Consumer, Non-Cyclical - 26.6%

Adtalem Global Education Inc *	56,340	2,145,991
Amedisys Inc *	21,909	2,870,298
Amicus Therapeutics Inc *	123,222	988,240
AMN Healthcare Services Inc *	32,927	1,895,278
BioTelemetry Inc *	50,380	2,051,977
Cardtronics PLC ‘A’ *	80,151	2,423,766
Charles River Laboratories International Inc *	21,979	2,909,360
Encompass Health Corp	35,380	2,238,846
Euronet Worldwide Inc *	25,971	3,799,557
Green Dot Corp ‘A’ *	53,275	1,345,194
Harsco Corp *	85,124	1,613,951
Helen of Troy Ltd *	10,374	1,635,565
Hill-Rom Holdings Inc	38,589	4,060,720
Horizon Therapeutics PLC *	125,940	3,429,346
Hostess Brands Inc *	147,162	2,058,061
ICF International Inc	35,978	3,039,062
Insperity Inc	24,954	2,460,963
Ionis Pharmaceuticals Inc *	28,485	1,706,536
Jazz Pharmaceuticals PLC *	24,450	3,133,023
Lamb Weston Holdings Inc	48,467	3,524,520
LHC Group Inc *	24,116	2,738,613
LivaNova PLC *	27,879	2,057,191
LiveRamp Holdings Inc *	78,980	3,392,981
Merit Medical Systems Inc *	67,554	2,057,695
Myriad Genetics Inc *	56,527	1,618,368
Neurocrine Biosciences Inc *	27,641	2,490,731
Option Care Health Inc *	413,282	1,322,502
Performance Food Group Co *	75,391	3,468,740

	Shares	Value
Post Holdings Inc *	14,612	$ 1,546,534
PRA Health Sciences Inc *	26,201	2,599,925
Quanta Services Inc	80,990	3,061,422
Quidel Corp *	34,585	2,121,790
Service Corp International	88,308	4,222,005
Supernus Pharmaceuticals Inc *	52,291	1,436,957
Syneos Health Inc *	57,645	3,067,290
Teleflex Inc	7,253	2,464,207
The Cooper Cos Inc	12,270	3,644,190

		92,641,395

Energy - 2.6%

Diamondback Energy Inc	35,403	3,183,084
Helix Energy Solutions Group Inc *	196,476	1,583,597
Helmerich & Payne Inc	46,886	1,878,722
WPX Energy Inc *	217,252	2,300,699

		8,946,102

Financial - 22.9%

Aircastle Ltd	134,920	3,026,256
Alleghany Corp *	5,229	4,171,487
Blucora Inc *	86,672	1,875,582
Deluxe Corp	54,674	2,687,774
Douglas Emmett Inc REIT	59,438	2,545,730
Equity LifeStyle Properties Inc REIT	22,911	3,060,910
Essent Group Ltd	59,477	2,835,269
Everest Re Group Ltd	17,011	4,526,457
Glacier Bancorp Inc	51,452	2,081,748
Highwoods Properties Inc REIT	41,042	1,844,427
Horace Mann Educators Corp	44,753	2,073,407
Hudson Pacific Properties Inc REIT	66,729	2,232,752
IBERIABANK Corp	47,311	3,573,873
Lamar Advertising Co ‘A’ REIT	50,483	4,136,072
Life Storage Inc REIT	28,677	3,022,843
Mid-America Apartment Communities Inc REIT	13,604	1,768,656
Old Republic International Corp	180,269	4,248,940
PacWest Bancorp	70,618	2,566,258
Piedmont Office Realty Trust Inc ‘A’ REIT	121,231	2,531,303
PS Business Parks Inc REIT	11,818	2,150,285
Radian Group Inc	125,634	2,869,481
Ryman Hospitality Properties Inc REIT	37,200	3,043,332
TCF Financial Corp	64,509	2,455,858
The Hanover Insurance Group Inc	30,033	4,070,673
Virtu Financial Inc ‘A’	132,763	2,172,003
Western Alliance Bancorp	48,921	2,254,280
Wintrust Financial Corp	39,534	2,555,082
Zions Bancorp	77,018	3,428,841

		79,809,579

Industrial - 14.7%

Acuity Brands Inc	18,690	2,519,225
Aerojet Rocketdyne Holdings Inc *	72,030	3,638,235
Altra Industrial Motion Corp	58,492	1,619,936
American Woodmark Corp *	26,729	2,376,475
EnPro Industries Inc	34,522	2,369,935
Generac Holdings Inc *	45,715	3,581,313
Graphic Packaging Holding Co	206,199	3,041,435
Hubbell Inc	13,043	1,713,850
ITT Inc	43,022	2,632,516
Jacobs Engineering Group Inc	38,243	3,499,235
Kirby Corp *	23,498	1,930,596
MasTec Inc *	55,901	3,629,652
Rexnord Corp *	54,922	1,485,640
Ryder System Inc	33,764	1,747,962
Sonoco Products Co	52,949	3,082,161
Spirit AeroSystems Holdings Inc ‘A’	23,749	1,953,118
SPX Corp *	78,686	3,148,227
US Concrete Inc *	44,521	2,461,121

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-49

PACIFIC FUNDS

PACIFIC FUNDS SMALL/MID-CAP

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
US Ecology Inc	40,242	$2,573,073
Werner Enterprises Inc	61,063	2,155,524

		51,159,229

Technology - 9.7%

Benefitfocus Inc *	37,966	903,970
Bottomline Technologies DE Inc *	66,337	2,610,361
CommVault Systems Inc *	40,415	1,806,955
Cornerstone OnDemand Inc *	32,123	1,760,983
j2 Global Inc	35,381	3,213,302
MKS Instruments Inc	19,623	1,810,810
Nuance Communications Inc *	123,310	2,011,186
Qualys Inc *	21,837	1,650,222
RealPage Inc *	54,109	3,401,292
Silicon Laboratories Inc *	34,469	3,838,123
SPS Commerce Inc *	68,545	3,226,413
Synopsys Inc *	26,506	3,637,949
Zebra Technologies Corp ‘A’ *	18,534	3,824,862

		33,696,428

Utilities - 2.2%

Black Hills Corp	37,166	2,851,747
CMS Energy Corp	36,035	2,304,438
Portland General Electric Co	46,658	2,630,111

		7,786,296

Total Common Stocks (Cost $307,333,883)		341,001,447

	Shares	Value
SHORT-TERM INVESTMENT - 2.1%

Money Market Fund - 2.1%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.870%	7,365,624	$ 7,365,624

Total Short-Term Investment (Cost $7,365,624)		7,365,624

TOTAL INVESTMENTS - 100.0% (Cost $314,699,507)		348,367,071

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(69,449)

NET ASSETS - 100.0%		$348,297,622

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	26.6%
Financial	22.9%
Industrial	14.7%
Consumer, Cyclical	10.6%
Technology	9.7%
Communications	5.9%
Others (each less than 3.0%)	9.6%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$341,001,447	$341,001,447	$—	$—
	Short-Term Investment	7,365,624	7,365,624	—	—

	Total	$348,367,071	$348,367,071	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-50

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%

Basic Materials - 3.3%

Allegheny Technologies Inc *	6,542	$132,476
Commercial Metals Co	5,456	94,825
Kraton Corp *	4,140	133,681
PolyOne Corp	4,418	144,248
Rogers Corp *	730	99,798

		605,028

Communications - 4.8%

NETGEAR Inc *	2,734	88,089
Perficient Inc *	4,246	163,811
Sinclair Broadcast Group Inc ‘A’	3,017	128,947
Viavi Solutions Inc *	13,840	193,829
Vonage Holdings Corp *	11,197	126,526
Yelp Inc *	5,326	185,079

		886,281

Consumer, Cyclical - 11.2%

BJ’s Restaurants Inc	2,884	112,015
BJ’s Wholesale Club Holdings Inc *	4,844	125,314
Bloomin’ Brands Inc	6,477	122,610
Callaway Golf Co	5,206	101,048
Del Taco Restaurants Inc *	8,419	86,084
Dine Brands Global Inc	1,576	119,555
G-III Apparel Group Ltd *	2,213	57,029
KB Home	4,238	144,092
Lithia Motors Inc ‘A’	1,216	160,974
Marriott Vacations Worldwide Corp	1,692	175,308
RH *	650	111,040
SeaWorld Entertainment Inc *	3,867	101,779
SkyWest Inc	3,514	201,704
Sleep Number Corp *	3,423	141,438
Steven Madden Ltd	3,990	142,802
The Children’s Place Inc	1,419	109,249
Wolverine World Wide Inc	2,086	58,950

		2,070,991

Consumer, Non-Cyclical - 28.4%

Acadia Healthcare Co Inc *	3,861	120,000
Adtalem Global Education Inc *	3,768	143,523
Amedisys Inc *	1,928	252,587
Amicus Therapeutics Inc *	6,134	49,195
AMN Healthcare Services Inc *	2,923	168,248
Amphastar Pharmaceuticals Inc *	5,453	108,133
BioTelemetry Inc *	2,099	85,492
Blueprint Medicines Corp *	1,525	112,042
Cardtronics PLC ‘A’ *	4,591	138,832
Edgewell Personal Care Co *	4,497	146,108
FibroGen Inc *	2,126	78,619
Green Dot Corp ‘A’ *	3,905	98,601
Harsco Corp *	8,646	163,928
Helen of Troy Ltd *	1,305	205,746
Horizon Therapeutics PLC *	9,412	256,289
Hostess Brands Inc *	10,432	145,892
ICF International Inc	2,348	198,336
Insperity Inc	1,942	191,520
J&J Snack Foods Corp	625	120,000
LHC Group Inc *	1,980	224,849
LivaNova PLC *	2,000	147,580
LiveRamp Holdings Inc *	4,507	193,621
Magellan Health Inc *	1,473	91,473
Merit Medical Systems Inc *	4,616	140,603
Myriad Genetics Inc *	5,854	167,600
NuVasive Inc *	2,426	153,760
Option Care Health Inc *	27,799	88,957
Orthofix Medical Inc *	2,718	144,108
Performance Food Group Co *	4,883	224,667

	Shares	Value
Quidel Corp *	2,578	$ 158,160
SP Plus Corp *	2,452	90,724
Supernus Pharmaceuticals Inc *	4,819	132,426
Syneos Health Inc *	3,254	173,145
Ultragenyx Pharmaceutical Inc *	1,498	64,084
Vanda Pharmaceuticals Inc *	7,539	100,118
Viad Corp	2,071	139,068

		5,218,034

Energy - 2.0%

Helix Energy Solutions Group Inc *	16,520	133,151
Magnolia Oil & Gas Corp ‘A’ *	12,413	137,784
PDC Energy Inc *	3,353	93,046

		363,981

Financial - 24.2%

Aircastle Ltd	8,243	184,890
Argo Group International Holdings Ltd	2,584	181,500
Armada Hoffler Properties Inc REIT	7,803	141,156
Blucora Inc *	3,762	81,410
Brightsphere Investment Group Inc	10,598	105,026
Cathay General Bancorp	3,926	136,370
CenterState Bank Corp	5,073	121,676
Deluxe Corp	3,320	163,211
Enterprise Financial Services Corp	3,019	123,024
Essent Group Ltd	2,528	120,510
First Industrial Realty Trust Inc REIT	5,887	232,890
First Midwest Bancorp Inc	5,033	98,043
Glacier Bancorp Inc	2,306	93,301
Home BancShares Inc	6,418	120,626
Horace Mann Educators Corp	3,388	156,966
IBERIABANK Corp	1,988	150,174
Invesco Mortgage Capital Inc REIT	6,273	96,040
Investors Bancorp Inc	14,048	159,585
National Storage Affiliates Trust REIT	4,244	141,622
NexPoint Residential Trust Inc REIT	4,010	187,508
Old National Bancorp	8,479	145,881
Piedmont Office Realty Trust Inc ‘A’ REIT	6,965	145,429
PotlatchDeltic Corp REIT	2,749	112,943
PS Business Parks Inc REIT	1,216	221,251
Radian Group Inc	7,784	177,787
Ryman Hospitality Properties Inc REIT	2,293	187,590
Simmons First National Corp ‘A’	5,527	137,622
Stifel Financial Corp	485	27,829
Sunstone Hotel Investors Inc REIT	8,930	122,698
TCF Financial Corp	2,439	92,853
United Community Banks Inc	5,456	154,678
WSFS Financial Corp	2,882	127,096

		4,449,185

Industrial - 12.3%

Air Transport Services Group Inc *	6,016	126,456
Altra Industrial Motion Corp	5,088	140,912
American Woodmark Corp *	1,192	105,981
EMCOR Group Inc	2,352	202,554
EnerSys	1,885	124,297
Generac Holdings Inc *	2,008	157,307
MasTec Inc *	3,694	239,851
OSI Systems Inc *	877	89,068
Rexnord Corp *	6,049	163,625
Saia Inc *	1,938	181,591
SPX Corp *	3,331	133,273
Universal Forest Products Inc	3,404	135,752
US Concrete Inc *	2,617	144,668
US Ecology Inc	1,409	90,091
Vishay Intertechnology Inc	7,572	128,194
Werner Enterprises Inc	2,595	91,604

		2,255,224

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-51

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Technology - 8.6%

Allscripts Healthcare Solutions Inc *	13,025	$ 143,015
Bottomline Technologies DE Inc *	2,072	81,533
CommVault Systems Inc *	2,488	111,238
Cornerstone OnDemand Inc *	3,342	183,208
Glu Mobile Inc *	21,234	105,958
j2 Global Inc	2,121	192,629
Qualys Inc *	2,213	167,236
Silicon Laboratories Inc *	1,277	142,194
SPS Commerce Inc *	3,596	169,264
Verint Systems Inc *	4,488	191,997
Virtusa Corp *	2,525	90,951

		1,579,223

Utilities - 3.7%

ALLETE Inc	2,124	185,659
Black Hills Corp	2,395	183,768
Portland General Electric Co	2,081	117,306
Southwest Gas Holdings Inc	2,075	188,908

		675,641

Total Common Stocks (Cost $16,367,088)		18,103,588

	Shares	Value
SHORT-TERM INVESTMENT - 1.0%

Money Market Fund - 1.0%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.870%	178,656	$ 178,656

Total Short-Term Investment (Cost $178,656)		178,656

TOTAL INVESTMENTS - 99.5% (Cost $16,545,744)		18,282,244

OTHER ASSETS & LIABILITIES, NET - 0.5%		100,089

NET ASSETS - 100.0%		$18,382,333

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	28.4%
Financial	24.2%
Industrial	12.3%
Consumer, Cyclical	11.2%
Technology	8.6%
Communications	4.8%
Utilities	3.7%
Basic Materials	3.3%
Others (each less than 3.0%)	3.0%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$18,103,588	$18,103,588	$—	$—
	Short-Term Investment	178,656	178,656	—	—

	Total	$18,282,244	$18,282,244	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-52

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP VALUE

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.1%

Basic Materials - 2.7%

Allegheny Technologies Inc *	6,129	$124,112
Commercial Metals Co	4,857	84,415
Kaiser Aluminum Corp	1,403	138,855
Kraton Corp *	5,238	169,135

		516,517

Communications - 2.7%

NETGEAR Inc *	4,635	149,340
Perficient Inc *	2,740	105,709
Viavi Solutions Inc *	10,272	143,859
Yelp Inc *	3,336	115,926

		514,834

Consumer, Cyclical - 9.8%

BJ’s Wholesale Club Holdings Inc *	6,094	157,652
Bloomin’ Brands Inc	7,573	143,357
Callaway Golf Co	6,376	123,758
Conn’s Inc *	3,888	96,656
Del Taco Restaurants Inc *	10,925	111,708
Designer Brands Inc ‘A’	10,317	176,627
Dine Brands Global Inc	1,655	125,548
G-III Apparel Group Ltd *	3,742	96,431
KB Home	4,709	160,106
Marriott Vacations Worldwide Corp	1,503	155,726
RH *	865	147,768
SkyWest Inc	4,348	249,575
The Children’s Place Inc	1,479	113,868

		1,858,780

Consumer, Non-Cyclical - 16.0%

Aaron’s Inc	2,679	172,153
Acadia Healthcare Co Inc *	4,033	125,346
Adtalem Global Education Inc *	5,980	227,778
AngioDynamics Inc *	4,717	86,887
Cardtronics PLC ‘A’ *	4,400	133,056
Central Garden & Pet Co ‘A’ *	4,642	128,699
Edgewell Personal Care Co *	5,432	176,486
Harsco Corp *	3,598	68,218
Helen of Troy Ltd *	1,716	270,545
Horizon Therapeutics Plc *	5,591	152,243
Hostess Brands Inc *	10,435	145,934
ICF International Inc	2,431	205,347
LivaNova PLC *	1,099	81,095
Magellan Health Inc *	1,648	102,341
Merit Medical Systems Inc *	3,855	117,423
Myriad Genetics Inc *	3,544	101,465
Option Care Health Inc *	26,187	83,798
Orthofix Medical Inc *	2,608	138,276
SP Plus Corp *	6,505	240,685
Syneos Health Inc *	3,041	161,812
Viad Corp	1,655	111,133

		3,030,720

Energy - 4.1%

Delek US Holdings Inc	2,056	74,633
Exterran Corp *	5,109	66,724
Helix Energy Solutions Group Inc *	18,743	151,069
Jagged Peak Energy Inc *	14,301	103,825
Magnolia Oil & Gas Corp ‘A’ *	18,550	205,905
PDC Energy Inc *	6,372	176,823

		778,979

Financial - 38.8%

Agree Realty Corp REIT	1,925	140,814
Aircastle Ltd	9,350	209,721
Argo Group International Holdings Ltd	2,715	190,702
Armada Hoffler Properties Inc REIT	10,842	196,132

	Shares	Value
Blucora Inc *	4,082	$88,335
Brightsphere Investment Group Inc	10,674	105,779
Cadence BanCorp	7,191	126,130
Camden National Corp	2,789	120,819
Cathay General Bancorp	4,598	159,712
CenterState Bank Corp	6,822	163,626
Deluxe Corp	3,540	174,026
Enterprise Financial Services Corp	3,019	123,024
Essent Group Ltd	3,587	170,992
First Bancorp	4,775	171,423
First Industrial Realty Trust Inc REIT	7,365	291,359
First Interstate BancSystem Inc ‘A’	4,801	193,192
First Midwest Bancorp Inc	7,515	146,392
Glacier Bancorp Inc	4,452	180,128
Hilltop Holdings Inc	7,564	180,704
Home BancShares Inc	6,813	128,050
Horace Mann Educators Corp	2,903	134,496
Horizon Bancorp Inc	7,071	122,753
IBERIABANK Corp	2,921	220,652
Invesco Mortgage Capital Inc REIT	17,411	266,562
Investors Bancorp Inc	17,975	204,196
MFA Financial Inc REIT	31,099	228,889
National Storage Affiliates Trust REIT	7,202	240,331
NexPoint Residential Trust Inc REIT	5,391	252,083
Old National Bancorp	8,406	144,625
Old Second Bancorp Inc	8,432	103,039
Piedmont Office Realty Trust Inc ‘A’ REIT	11,248	234,858
PotlatchDeltic Corp REIT	3,922	161,135
PS Business Parks Inc REIT	617	112,263
QCR Holdings Inc	2,780	105,584
Radian Group Inc	9,694	221,411
Ryman Hospitality Properties Inc REIT	3,341	273,327
Sandy Spring Bancorp Inc	4,673	157,527
Simmons First National Corp ‘A’	5,710	142,179
Stifel Financial Corp	2,215	127,097
Sunstone Hotel Investors Inc REIT	9,641	132,467
TCF Financial Corp	4,047	154,069
United Community Banks Inc	6,058	171,744
WSFS Financial Corp	4,219	186,058

		7,358,405

Industrial - 11.7%

Altra Industrial Motion Corp	4,157	115,128
Astronics Corp *	3,976	116,815
Belden Inc	1,487	79,317
EMCOR Group Inc	2,798	240,964
EnerSys	1,880	123,967
Knowles Corp *	8,516	173,215
MasTec Inc *	1,902	123,497
MYR Group Inc *	3,372	105,510
Rexnord Corp *	5,247	141,931
Sanmina Corp *	6,586	211,476
TriMas Corp *	5,966	182,858
Trinseo SA	2,550	109,523
Universal Forest Products Inc	5,375	214,355
Vishay Intertechnology Inc	6,993	118,392
Werner Enterprises Inc	4,440	156,732

		2,213,680

Technology - 4.7%

Allscripts Healthcare Solutions Inc *	13,206	145,002
CACI International Inc ‘A’ *	759	175,526
CSG Systems International Inc	3,949	204,084
Insight Enterprises Inc *	3,177	176,927
Verint Systems Inc *	4,360	186,521

		888,060

Utilities - 6.6%

ALLETE Inc	3,703	323,679
Black Hills Corp	3,814	292,648

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-53

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP VALUE

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Portland General Electric Co	5,913	$333,316
Southwest Gas Holdings Inc	3,200	291,328

		1,240,971

Total Common Stocks (Cost $16,693,409)		18,400,946

EXCHANGE-TRADED FUND - 0.5%

iShares Russell 2000 Value	785	93,737

Total Exchange-Traded Fund (Cost $89,541)		93,737

SHORT-TERM INVESTMENT - 2.9%

Money Market Fund - 2.9%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.870%	559,034	559,034

Total Short-Term Investment (Cost $559,034)		559,034

TOTAL INVESTMENTS - 100.5% (Cost $17,341,984)		19,053,717

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(100,525)

NET ASSETS - 100.0%		$18,953,192

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	38.8%
Consumer, Non-Cyclical	16.0%
Industrial	11.7%
Consumer, Cyclical	9.8%
Utilities	6.6%
Technology	4.7%
Energy	4.1%
Others (each less than 3.0%)	8.8%

	100.5%
Other Assets & Liabilities, Net	(0.5%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$18,400,946	$18,400,946	$—	$—
	Exchange-Traded Fund	93,737	93,737	—	—
	Short-Term Investment	559,034	559,034	—	—

	Total	$19,053,717	$19,053,717	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-54

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP GROWTH

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%

Basic Materials - 2.8%

Kaiser Aluminum Corp	3,628	$359,063
PolyOne Corp	9,368	305,865
Rogers Corp *	1,790	244,711

		909,639

Communications - 6.0%

NETGEAR Inc *	10,240	329,933
Sinclair Broadcast Group Inc ‘A’	7,021	300,078
Viavi Solutions Inc *	30,508	427,264
Vonage Holdings Corp *	42,989	485,776
Yelp Inc *	11,007	382,493

		1,925,544

Consumer, Cyclical - 14.7%

BJ’s Restaurants Inc	7,874	305,826
BJ’s Wholesale Club Holdings Inc *	17,879	462,530
Bloomin’ Brands Inc	19,627	371,539
Dine Brands Global Inc	3,652	277,041
G-III Apparel Group Ltd *	9,856	253,989
KB Home	6,501	221,034
Lithia Motors Inc ‘A’	3,583	474,318
PetIQ Inc *	6,697	182,560
RH *	1,568	267,862
SeaWorld Entertainment Inc *	14,970	394,010
Shake Shack Inc ‘A’ *	3,576	350,591
Sleep Number Corp *	7,108	293,703
Steven Madden Ltd	9,451	338,251
The Children’s Place Inc	3,298	253,913
Wolverine World Wide Inc	9,601	271,324

		4,718,491

Consumer, Non-Cyclical - 35.8%

Aaron’s Inc	5,812	373,479
Acadia Healthcare Co Inc *	9,398	292,090
Amedisys Inc *	3,129	409,930
Amicus Therapeutics Inc *	28,132	225,619
AMN Healthcare Services Inc *	6,421	369,593
Amphastar Pharmaceuticals Inc *	9,117	180,790
Avanos Medical Inc *	5,398	202,209
BioTelemetry Inc *	7,491	305,108
Blueprint Medicines Corp *	3,999	293,807
Cardtronics PLC ‘A’ *	13,791	417,040
Chegg Inc *	14,497	434,185
Esperion Therapeutics Inc *	5,437	199,320
FibroGen Inc *	6,210	229,646
Green Dot Corp ‘A’ *	8,072	203,818
Harsco Corp *	13,495	255,865
Heron Therapeutics Inc *	13,822	255,707
Horizon Therapeutics PLC *	24,320	662,234
Insperity Inc	4,011	395,565
iRhythm Technologies Inc *	4,532	335,867
J&J Snack Foods Corp	2,079	399,168
LHC Group Inc *	3,677	417,560
LivaNova PLC *	4,747	350,281
LiveRamp Holdings Inc *	6,763	290,538
Merit Medical Systems Inc *	10,094	307,463
Myriad Genetics Inc *	10,667	305,396
NuVasive Inc *	5,838	370,012
Option Care Health Inc *	55,752	178,406
Orthofix Medical Inc *	6,601	349,985
Performance Food Group Co *	12,339	567,717
PTC Therapeutics Inc *	6,344	214,554
Quidel Corp *	6,530	400,616
Revance Therapeutics Inc *	11,618	151,034
Supernus Pharmaceuticals Inc *	10,697	293,954
Syneos Health Inc *	6,922	368,320

	Shares	Value
Ultragenyx Pharmaceutical Inc *	6,119	$ 261,771
Vanda Pharmaceuticals Inc *	13,011	172,786

		11,441,433

Energy - 0.5%

Matador Resources Co *	9,818	162,292

Financial - 6.8%

Blucora Inc *	13,530	292,789
Deluxe Corp	8,669	426,168
Essent Group Ltd	8,715	415,444
Pacific Premier Bancorp Inc	6,921	215,866
PS Business Parks Inc REIT	2,312	420,668
Ryman Hospitality Properties Inc REIT	5,008	409,705

		2,180,640

Industrial - 16.4%

Aerojet Rocketdyne Holdings Inc *	7,691	388,472
American Woodmark Corp *	3,693	328,345
Astronics Corp *	8,721	256,223
EnPro Industries Inc	4,536	311,396
Generac Holdings Inc *	7,575	593,425
Masonite International Corp *	4,473	259,434
MasTec Inc *	7,664	497,624
MYR Group Inc *	8,437	263,994
OSI Systems Inc *	2,586	262,634
Saia Inc *	4,911	460,161
SPX Corp *	12,993	519,850
Tetra Tech Inc	4,904	425,471
US Concrete Inc *	5,796	320,403
US Ecology Inc	5,492	351,158

		5,238,590

Technology - 15.0%

Allscripts Healthcare Solutions Inc *	32,216	353,732
Benefitfocus Inc *	6,246	148,717
Bottomline Technologies DE Inc *	10,035	394,877
Cloudera Inc *	30,043	266,181
CommVault Systems Inc *	6,237	278,856
Cornerstone OnDemand Inc *	9,614	527,040
Glu Mobile Inc *	59,573	297,269
j2 Global Inc	6,797	617,304
MaxLinear Inc *	8,683	194,326
Qualys Inc *	4,664	352,458
RealPage Inc *	4,445	279,413
Silicon Laboratories Inc *	4,237	471,790
SPS Commerce Inc *	7,475	351,848
Virtusa Corp *	7,271	261,901

		4,795,712

Total Common Stocks (Cost $27,201,626)		31,372,341

SHORT-TERM INVESTMENT - 2.1%

Money Market Fund - 2.1%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.870%	672,480	672,480

Total Short-Term Investment (Cost $672,480)		672,480

TOTAL INVESTMENTS - 100.1% (Cost $27,874,106)		32,044,821

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(38,708)

NET ASSETS - 100.0%		$32,006,113

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-55

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP GROWTH

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	35.8%
Industrial	16.4%
Technology	15.0%
Consumer, Cyclical	14.7%
Financial	6.8%
Communications	6.0%
Others (each less than 3.0%)	5.4%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$31,372,341	$31,372,341	$—	$—
	Short-Term Investment	672,480	672,480	—	—

	Total	$32,044,821	$32,044,821	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-57

A-56

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

September 30, 2019 (Unaudited)

Explanation of Symbols:

*	Non-income producing investments.
§	Variable rate investments. The rate shown is based on the latest available information as of September 30, 2019. For Senior Loan Notes, the rate shown may represent a weighted average interest rate. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
¥	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
#	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A under the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
»	Stapled Security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
±	Investments categorized as a significant unobservable input (Level 3).

Currency Abbreviations:

USD	United States Dollar

Reference Rate Abbreviation:

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

Other Abbreviations:

ADR	American Depositary Receipt
CDI	Chess Depositary Interests
GDR	Global Depositary Receipt
PIK	Payment In Kind
REIT	Real Estate Investment Trust

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The countries listed in the Schedules of Investments are based on country of risk.

The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

See Notes to Financial Statements

A-57

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2019 (Unaudited)

	Pacific Funds Portfolio Optimization					Pacific Funds Ultra Short Income
	Conservative	Moderate- Conservative	Moderate	Growth	Aggressive- Growth
ASSETS
Investments in affiliated mutual funds, at value	$240,251,775	$348,473,547	$1,080,294,125	$843,148,773	$306,639,768	$—
Investments, at value (excluding derivatives)	—	—	—	—	—	25,287,831
Receivables:
Dividends and interest	—	—	—	—	—	120,367
Fund shares sold	36,871	545,361	457,409	219,727	64,825	—
Securities sold	165,453	94,030	353,557	389,865	777,589	—
Due from adviser	17,936	22,958	58,000	46,286	20,926	14,079
Prepaid expenses and other assets	793	890	2,697	2,145	662	37,519
Total Assets	240,472,828	349,136,786	1,081,165,788	843,806,796	307,503,770	25,459,796
LIABILITIES
Payables:
Fund shares redeemed	700,120	1,021,696	2,172,219	1,423,897	1,155,063	—
Securities purchased	—	—	—	—	—	250,000
Accrued advisory fees	39,734	57,461	178,481	139,133	50,737	5,150
Accrued administration fees	29,800	43,096	133,861	104,350	38,053	4,635
Accrued support service expenses	10,295	15,070	46,911	36,255	13,110	1,042
Accrued custodian fees and expenses	—	—	—	—	—	2,744
Accrued registration fees	9,109	9,028	12,065	9,677	7,749	—
Accrued legal, audit and tax service fees	15,939	23,305	71,820	55,160	19,648	995
Accrued trustees’ fees and expenses and deferred compensation	5,202	6,267	16,953	11,848	3,563	—
Accrued distribution fees	6,762	8,243	23,915	17,712	6,000	—
Accrued service fees	9,525	13,969	43,202	33,787	12,095	—
Accrued other	19,586	27,335	81,792	63,364	23,886	6,085
Total Liabilities	846,072	1,225,470	2,781,219	1,895,183	1,329,904	270,651
NET ASSETS	$239,626,756	$347,911,316	$1,078,384,569	$841,911,613	$306,173,866	$25,189,145
NET ASSETS CONSIST OF:
Paid-in capital	$229,152,616	$329,670,779	$947,069,141	$713,204,553	$251,572,377	$25,158,791
Undistributed/accumulated earnings (deficit)	10,474,140	18,240,537	131,315,428	128,707,060	54,601,489	30,354
NET ASSETS	$239,626,756	$347,911,316	$1,078,384,569	$841,911,613	$306,173,866	$25,189,145
Class A Shares:
Net Assets	$177,050,169	$272,931,750	$857,617,696	$678,902,586	$245,477,449
Shares of beneficial interest outstanding	16,645,613	24,480,804	68,393,250	51,008,564	16,527,353
Net Asset Value per share*	$10.64	$11.15	$12.54	$13.31	$14.85
Sales Charge — Maximum is 5.50% of offering price	0.62	0.65	0.73	0.77	0.86
Maximum offering price per share	$11.26	$11.80	$13.27	$14.08	$15.71
Class C Shares:
Net Assets	$54,573,330	$66,923,199	$194,199,290	$143,807,348	$48,206,949
Shares of beneficial interest outstanding	5,286,811	6,179,256	15,864,735	11,121,038	3,371,627
Net Asset Value per share*	$10.32	$10.83	$12.24	$12.93	$14.30
Class I Shares:
Net Assets						$12,591,559
Shares of beneficial interest outstanding						1,257,633
Net Asset Value per share						$10.01
Advisor Class:
Net Assets	$8,003,257	$8,056,367	$26,567,583	$19,201,679	$12,489,468	$12,597,586
Shares of beneficial interest outstanding	748,945	718,726	2,108,882	1,435,074	837,033	1,258,235
Net Asset Value per share	$10.69	$11.21	$12.60	$13.38	$14.92	$10.01

Investments in affiliated mutual funds, at cost	$226,345,294	$326,536,995	$967,668,363	$743,680,583	$264,410,922	$—
Investments, at cost (excluding derivatives)	—	—	—	—	—	25,257,977

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2019 (Unaudited)

	Pacific Funds Short Duration Income	Pacific Funds Core Income	Pacific Funds Strategic Income	Pacific Funds Floating Rate Income	Pacific Funds High Income	Pacific Funds Diversified Income
ASSETS
Investments, at value (excluding derivatives)	$978,580,086	$852,134,833	$748,255,187	$1,597,540,135	$121,552,835	$28,186,273
Cash	59,252	48,839	189,661	19,332,817	18,865	17,216
Foreign currency held, at value	—	—	5,028	—	629	14,023
Receivables:
Dividends and interest	5,134,921	5,465,342	6,253,045	3,868,772	1,700,516	106,705
Fund shares sold	4,221,829	4,164,989	6,473,476	6,766,224	98,038	—
Securities sold	7,781,495	7,342,829	2,303,022	91,203,212	156,851	151,332
Due from adviser	197,627	193,762	160,049	302,193	19,366	19,357
Unfunded loan commitment appreciation	1,563	3,906	5,054	23,045	61	—
Prepaid expenses and other assets	85,074	43,780	33,956	91,119	25,716	13,373
Total Assets	996,061,847	869,398,280	763,678,478	1,719,127,517	123,572,877	28,508,279
LIABILITIES
Payables:
Fund shares redeemed	3,917,355	2,795,066	2,604,039	3,900,690	74,716	—
Securities purchased	12,794,573	27,951,842	26,071,965	133,598,934	864,029	148,884
Income distributions	83,963	371,828	438,502	621,527	1,090	—
Accrued advisory fees	316,749	338,394	351,658	831,841	60,753	8,091
Accrued administration fees	225,377	193,201	174,381	324,644	17,017	6,935
Accrued support service expenses	36,266	28,947	26,497	69,556	5,222	1,167
Accrued custodian fees and expenses	10,127	18,038	13,519	62,026	2,752	6,606
Accrued registration fees	—	—	—	—	—	15,055
Accrued legal, audit and tax service fees	50,155	42,035	38,581	132,124	7,292	587
Accrued trustees’ fees and expenses and deferred compensation	1,457	1,331	1,276	4,051	196	—
Accrued distribution fees	5,561	7,138	8,211	17,737	312	—
Accrued service fees	8,417	7,680	5,944	13,941	377	—
Accrued other	58,929	53,771	51,194	224,172	13,583	10,683
Unfunded loan commitment depreciation	—	—	—	5,343	—	—
Total Liabilities	17,508,929	31,809,271	29,785,767	139,806,586	1,047,339	198,008
NET ASSETS	$978,552,918	$837,589,009	$733,892,711	$1,579,320,931	$122,525,538	$28,310,271
NET ASSETS CONSIST OF:
Paid-in capital	$967,538,020	$825,757,215	$730,531,661	$1,652,265,231	$130,695,058	$28,211,988
Undistributed/accumulated earnings (deficit)	11,014,898	11,831,794	3,361,050	(72,944,300)	(8,169,520)	98,283
NET ASSETS	$978,552,918	$837,589,009	$733,892,711	$1,579,320,931	$122,525,538	$28,310,271
Class A Shares:
Net Assets	$159,199,255	$129,998,335	$78,414,659	$197,009,979	$6,648,808
Shares of beneficial interest outstanding	15,269,871	11,861,135	7,182,266	19,885,320	650,472
Net Asset Value per share*	$10.43	$10.96	$10.92	$9.91	$10.22
Sales Charge (1)	0.32	0.49	0.48	0.31	0.45
Maximum offering price per share	$10.75	$11.45	$11.40	$10.22	$10.67
Class C Shares:
Net Assets	$45,437,781	$58,328,023	$67,142,899	$144,352,945	$2,525,960
Shares of beneficial interest outstanding	4,366,434	5,319,699	6,164,044	14,599,298	247,484
Net Asset Value per share*	$10.41	$10.96	$10.89	$9.89	$10.21
Class I Shares:
Net Assets	$99,978,534	$43,448,757	$12,599,515	$499,203,448	$127,159
Shares of beneficial interest outstanding	9,602,048	3,960,728	1,161,052	50,256,149	12,560
Net Asset Value per share	$10.41	$10.97	$10.85	$9.93	$10.12
Class P Shares:
Net Assets		$38,281,165		$28,102,482	$107,431,437
Shares of beneficial interest outstanding		3,479,065		2,829,611	10,613,180
Net Asset Value Per Share		$11.00		$9.93	$10.12
Advisor Class:
Net Assets	$673,937,348	$567,532,729	$575,735,638	$710,652,077	$5,792,174	$28,310,271
Shares of beneficial interest outstanding	64,616,327	51,665,388	52,726,195	71,394,553	566,227	2,821,257
Net Asset Value per share	$10.43	$10.98	$10.92	$9.95	$10.23	$10.03

Investments, at cost (excluding derivatives)	$967,114,760	$821,087,570	$733,551,527	$1,608,039,807	$119,870,650	$28,111,232
Foreign currency held, at cost	—	—	6,641	—	789	14,125

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.
(1)

The Class A shares of Pacific Funds Short Duration Income and Pacific Funds Floating Rate Income are subject to a maximum 3.00% front-end sales charge. The Class A shares of Pacific Funds Core Income, Pacific Funds Strategic Income, and Pacific Funds High Income are subject to a maximum 4.25% front-end sales charge.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2019 (Unaudited)

	Pacific Funds Large-Cap	Pacific Funds Large-Cap Value	Pacific Funds Small/Mid-Cap	Pacific Funds Small-Cap	Pacific Funds Small-Cap Value	Pacific Funds Small-Cap Growth
ASSETS
Investments, at value (excluding derivatives)	$20,427,042	$19,556,547	$348,367,071	$18,282,244	$19,053,717	$32,044,821
Receivables:
Dividends and interest	25,284	26,937	216,540	18,954	36,473	13,986
Fund shares sold	47,599	1,107	489,486	2,289	38,881	348
Securities sold	164,435	85,419	—	166,240	772,562	—
Due from adviser	7,933	7,868	52,605	8,045	7,594	7,303
Prepaid expenses and other assets	—	173	713	128	325	501
Total Assets	20,672,293	19,678,051	349,126,415	18,477,900	19,909,552	32,066,959
LIABILITIES
Payables:
Fund shares redeemed	1,905	—	382,921	20,475	—	17,065
Securities purchased	167,249	51,051	57,795	43,150	926,066	—
Accrued advisory fees	7,655	8,808	214,547	11,427	11,370	19,977
Accrued administration fees	4,929	4,715	85,056	4,499	4,161	5,103
Accrued support service expenses	884	801	15,257	781	723	1,388
Accrued custodian fees and expenses	375	592	5,026	427	496	977
Accrued registration fees	7,261	7,581	10,007	8,930	7,880	7,708
Accrued legal, audit and tax service fees	1,285	1,261	21,753	1,179	1,145	2,278
Accrued trustees’ fees and expenses and deferred compensation	42	51	634	41	47	107
Accrued distribution fees	456	416	1,727	114	143	106
Accrued service fees	514	331	1,406	222	111	160
Accrued other	4,241	4,188	32,664	4,322	4,218	5,977
Total Liabilities	196,796	79,795	828,793	95,567	956,360	60,846
NET ASSETS	$20,475,497	$19,598,256	$348,297,622	$18,382,333	$18,953,192	$32,006,113
NET ASSETS CONSIST OF:
Paid-in capital	$16,916,199	$14,065,932	$320,609,967	$17,342,232	$17,290,330	$29,904,242
Undistributed/accumulated earnings (deficit)	3,559,298	5,532,324	27,687,655	1,040,101	1,662,862	2,101,871
NET ASSETS	$20,475,497	$19,598,256	$348,297,622	$18,382,333	$18,953,192	$32,006,113
Class A Shares:
Net Assets	$8,864,301	$4,687,394	$20,219,404	$4,458,130	$1,541,449	$3,012,123
Shares of beneficial interest outstanding	678,668	406,559	1,551,856	373,154	163,167	266,040
Net Asset Value per share*	$13.06	$11.53	$13.03	$11.95	$9.45	$11.32
Sales Charge — Maximum is 4.25% of offering price	0.58	0.51	0.58	0.53	0.42	0.50
Maximum offering price per share	$13.64	$12.04	$13.61	$12.48	$9.87	$11.82
Class C Shares:
Net Assets	$3,756,571	$3,386,941	$14,010,725	$924,687	$1,161,040	$861,871
Shares of beneficial interest outstanding	290,041	296,590	1,106,346	78,914	125,605	78,495
Net Asset Value per share*	$12.95	$11.42	$12.66	$11.72	$9.24	$10.98
Class P Shares:
Net Assets						$21,118,304
Shares of beneficial interest outstanding						1,845,402
Net Asset Value Per Share						$11.44
Advisor Class:
Net Assets	$6,977,410	$10,792,141	$307,878,950	$12,416,786	$13,085,301	$5,033,156
Shares of beneficial interest outstanding	529,518	931,897	23,449,528	1,021,409	1,374,077	439,658
Net Asset Value per share	$13.18	$11.58	$13.13	$12.16	$9.52	$11.45
Class S:
Net Assets	$877,215	$731,780	$6,188,543	$582,730	$3,165,402	$1,980,659
Shares of beneficial interest outstanding	67,833	63,648	470,879	52,322	333,652	172,435
Net Asset Value per share	$12.93	$11.50	$13.14	$11.14	$9.49	$11.49

Investments, at cost (excluding derivatives)	$16,861,915	$15,800,577	$314,699,507	$16,545,744	$17,341,984	$27,874,106

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2019 (Unaudited)

	Pacific Funds Portfolio Optimization					Pacific Funds Ultra Short Income (1)
	Conservative	Moderate- Conservative	Moderate	Growth	Aggressive- Growth
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$—	$—	$—	$—	$—	$16,475
Dividends from affiliated mutual fund investments	719,500	918,159	1,805,319	923,434	48,085	—
Interest, net of foreign taxes withheld	—	—	—	—	—	157,910
Total Investment Income	719,500	918,159	1,805,319	923,434	48,085	174,385

EXPENSES
Advisory fees	247,386	360,099	1,118,008	864,732	311,475	16,265
Administration fees	185,540	270,074	838,506	648,549	233,606	14,640
Support services expenses	21,187	30,972	95,917	73,884	26,301	1,042
Custodian fees and expenses	—	—	—	—	—	2,744
Shareholder report expenses	11,779	17,221	53,329	41,078	14,622	580
Distribution fees (2)
Class B (3)	38,963	64,572	210,153	156,322	49,861
Class C	340,317	419,883	1,179,609	849,146	276,359

Service fees (2)
Class A	173,838	279,143	900,770	722,173	265,986
Class B (3)	12,988	21,524	70,051	52,107	16,620
Class C	113,439	139,961	393,203	283,049	92,120
Transfer agency out-of-pocket expenses	9,169	13,405	41,513	31,977	11,383	451
Registration fees	37,626	37,433	45,562	42,932	37,652	15,056
Legal, audit and tax service fees	16,277	23,805	73,802	56,889	20,328	1,004
Trustees’ fees and expenses	6,324	9,245	28,624	22,046	7,842	296
Offering expenses	—	—	—	—	—	9,547
Other (4)	6,251	8,066	20,313	16,144	7,139	5,164
Total Expenses	1,221,084	1,695,403	5,069,360	3,861,028	1,371,294	66,789
Adviser Expense Reimbursement	(108,613)	(140,147)	(359,060)	(284,950)	(125,266)	(45,969)
Net Expenses	1,112,471	1,555,256	4,710,300	3,576,078	1,246,028	20,820
NET INVESTMENT INCOME (LOSS)	(392,971)	(637,097)	(2,904,981)	(2,652,644)	(1,197,943)	153,565

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	—	—	—	—	—	(274)
Investment security transactions in affiliated mutual funds	(239,593)	212,067	(1,089,952)	3,084,798	1,318,087	—
Net Realized Gain (Loss)	(239,593)	212,067	(1,089,952)	3,084,798	1,318,087	(274)

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities	—	—	—	—	—	29,854
Investment securities in affiliated mutual fund investments	9,999,844	14,726,921	51,289,448	34,878,539	12,607,151	—
Change in Net Unrealized Appreciation (Depreciation)	9,999,844	14,726,921	51,289,448	34,878,539	12,607,151	29,854
NET GAIN (LOSS)	9,760,251	14,938,988	50,199,496	37,963,337	13,925,238	29,580
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,367,280	$14,301,891	$47,294,515	$35,310,693	$12,727,295	$183,145

Foreign taxes withheld on dividends and interest	$—	$—	$—	$—	$—	$724

(1)	Pacific Funds Ultra Short Income commenced operations on June 28, 2019.
(2)	The Advisor Class shares are not subject to distribution and service fees.
(3)	Class B shares were converted to Class A shares on July 31, 2019.
(4)	Other expense for the Pacific Funds Ultra Short Income includes $4,485 of accounting fees.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2019 (Unaudited)

	Pacific Funds Short Duration Income	Pacific Funds Core Income	Pacific Funds Strategic Income	Pacific Funds Floating Rate Income	Pacific Funds High Income	Pacific Funds Diversified Income (1)
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$407,337	$466,337	$664,960	$943,948	$109,189	$162,677
Interest, net of foreign taxes withheld	13,995,056	13,080,580	15,697,660	48,407,533	3,690,918	85,171
Total Investment Income	14,402,393	13,546,917	16,362,620	49,351,481	3,800,107	247,848

EXPENSES
Advisory fees	1,748,800	1,805,537	1,948,916	5,438,656	373,757	25,422
Administration fees	1,240,659	1,028,027	967,595	2,110,519	103,819	21,791
Support services expenses	66,636	54,883	51,187	145,308	10,617	1,167
Custodian fees and expenses	7,603	12,288	9,958	44,673	1,758	6,606
Shareholder report expenses	37,050	30,514	28,459	80,788	5,902	650
Distribution fees (2)
Class C	174,370	278,015	238,362	666,131	12,155	—
Service fees (2)
Class A	171,951	127,163	85,181	246,598	7,391	—
Class C	58,123	92,672	79,454	222,044	4,052	—
Transfer agency out-of-pocket expenses	28,840	23,754	22,153	62,888	4,595	505
Registration fees	55,350	42,798	52,784	71,869	28,063	15,056
Legal, audit and tax service fees	52,644	43,023	39,937	136,886	8,166	1,123
Trustees’ fees and expenses	18,897	15,563	14,513	41,187	3,009	332
Offering expenses	—	—	—	—	—	9,547
Interest expense	—	—	—	255,484	—	—
Other (3)	22,880	21,438	23,202	42,662	10,971	9,614
Total Expenses	3,683,803	3,575,675	3,561,701	9,565,693	574,255	91,813
Advisory Fee Waiver	—	—	—	(84,179)	—	—
Adviser Expense Reimbursement	(1,093,359)	(1,047,768)	(903,148)	(2,086,950)	(115,417)	(59,127)
Net Expenses	2,590,444	2,527,907	2,658,553	7,394,564	458,838	32,686
NET INVESTMENT INCOME (LOSS)	11,811,949	11,019,010	13,704,067	41,956,917	3,341,269	215,162

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	1,949,844	3,486,410	(1,072,950)	(7,537,695)	(97,632)	17,186
Foreign currency transactions	—	—	—	—	—	3,018
Net Realized Gain (Loss)	1,949,844	3,486,410	(1,072,950)	(7,537,695)	(97,632)	20,204

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities	8,137,225	25,657,550	19,887,672	14,054,052	1,971,633	75,041
Foreign currencies	—	—	42	—	5	(136)
Unfunded loan commitments	1,563	3,906	5,054	61,842	61	—
Change in Net Unrealized Appreciation (Depreciation)	8,138,788	25,661,456	19,892,768	14,115,894	1,971,699	74,905
NET GAIN (LOSS)	10,088,632	29,147,866	18,819,818	6,578,199	1,874,067	95,109
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,900,581	$40,166,876	$32,523,885	$48,535,116	$5,215,336	$310,271

Foreign taxes withheld on dividends and interest	$7,057	$4,725	$408	$—	$27	$3,581

(1)	Pacific Funds Diversified Income commenced operations on June 28, 2019.
(2)	The Class I, Class P, and the Advisor Class shares are not subject to distribution and service fees.
(3)	Other expenses for the Pacific Funds Diversified Income includes $8,949 of accounting fees.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2019 (Unaudited)

	Pacific Funds Large-Cap	Pacific Funds Large-Cap Value	Pacific Funds Small/Mid-Cap	Pacific Funds Small-Cap	Pacific Funds Small-Cap Value	Pacific Funds Small-Cap Growth
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$202,393	$232,191	$2,291,658	$121,504	$180,424	$93,696
Total Investment Income	202,393	232,191	2,291,658	121,504	180,424	93,696

EXPENSES
Advisory fees	56,647	57,081	1,443,096	75,620	70,819	134,715
Administration fees	30,482	28,089	536,965	27,932	24,283	32,165
Support services expenses	1,715	1,584	30,661	1,605	1,448	2,891
Custodian fees and expenses	270	403	3,414	348	402	782
Shareholder report expenses	954	880	17,047	892	805	1,607
Distribution fees (1)
Class C	14,921	12,968	58,919	3,544	4,625	3,569
Service fees (1)
Class A	10,884	5,697	26,274	5,940	1,706	3,818
Class C	4,974	4,323	19,640	1,182	1,541	1,190
Transfer agency out-of-pocket expenses	742	685	13,270	694	627	1,252
Registration fees	26,510	26,510	35,678	28,010	27,009	27,018
Legal, audit and tax service fees	1,336	1,230	23,665	1,234	1,121	2,219
Trustees’ fees and expenses	486	449	8,692	455	411	820
Other	3,522	3,498	14,531	3,929	3,745	4,261
Total Expenses	153,443	143,397	2,231,852	151,385	138,542	216,307
Advisory Fee Waiver	(4,956)	—	—	—	—	—
Adviser Expense Reimbursement	(45,552)	(44,603)	(324,318)	(46,317)	(42,849)	(41,657)
Net Expenses	102,935	98,794	1,907,534	105,068	95,693	174,650
NET INVESTMENT INCOME (LOSS)	99,458	133,397	384,124	16,436	84,731	(80,954)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	174,606	639,362	1,294,809	30,539	366,875	341,489
Net Realized Gain (Loss)	174,606	639,362	1,294,809	30,539	366,875	341,489

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities	655,585	312,227	(1,269,136)	(295,976)	218,840	(2,096,421)
Change in Net Unrealized Appreciation (Depreciation)	655,585	312,227	(1,269,136)	(295,976)	218,840	(2,096,421)
NET GAIN (LOSS)	830,191	951,589	25,673	(265,437)	585,715	(1,754,932)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$929,649	$1,084,986	$409,797	($249,001)	$670,446	($1,835,886)

Foreign taxes withheld on dividends and interest	$182	$28	$—	$—	$—	$—

(1)	The Class P, Advisor, and Class S shares are not subject to distribution and service fees.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Pacific Funds Portfolio Optimization Conservative		Pacific Funds Portfolio Optimization Moderate-Conservative		Pacific Funds Portfolio Optimization Moderate
	Six-Month Period Ended September 30, 2019 (1)	Year Ended March 31, 2019	Six-Month Period Ended September 30, 2019 (1)	Year Ended March 31, 2019	Six-Month Period Ended September 30, 2019 (1)	Year Ended March 31, 2019
OPERATIONS
Net investment income (loss)	($392,971)	$4,003,570	($637,097)	$4,918,107	($2,904,981)	$10,407,470
Net realized gain (loss)	(239,593)	8,999,746	212,067	26,569,697	(1,089,952)	109,430,792
Change in net unrealized appreciation (depreciation)	9,999,844	(9,753,514)	14,726,921	(26,777,500)	51,289,448	(97,037,490)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,367,280	3,249,802	14,301,891	4,710,304	47,294,515	22,800,772

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings
Class A	—	(12,592,979)	—	(33,217,964)	—	(112,777,136)
Class B	—	(1,853,035)	—	(4,924,308)	—	(16,690,844)
Class C	—	(12,087,506)	—	(23,842,136)	—	(71,737,804)
Class R	—	(468,143)	—	(814,614)	—	(3,856,053)
Advisor Class	—	(827,847)	—	(1,073,763)	—	(4,965,609)
Net Decrease from Dividends and Distributions to Shareholders	—	(27,829,510)	—	(63,872,785)	—	(210,027,446)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	55,537,617	17,040,286	72,444,628	22,266,413	190,552,944	67,659,104
Class B	60,979	644,833	62	298,059	204,522	811,986
Class C	3,898,435	10,935,788	3,216,852	10,682,389	7,957,024	24,399,313
Class R		659,721		620,066		3,956,944
Advisor Class	1,899,685	3,309,815	1,474,680	5,901,913	3,273,490	17,181,484
Dividends and distribution reinvestments
Class A	—	12,486,167	—	32,858,005	—	111,916,625
Class B	—	1,805,246	—	4,801,673	—	16,476,006
Class C	—	11,921,411	—	23,453,860	—	70,315,954
Class R		468,241		814,614		3,856,053
Advisor Class	—	792,027	—	1,064,963	—	4,839,682
Cost of shares repurchased
Class A	(18,963,021)	(33,270,001)	(30,417,874)	(57,777,975)	(90,580,502)	(141,741,982)
Class B	(2,780,740)	(8,717,936)	(6,205,998)	(11,484,193)	(17,119,821)	(31,961,495)
Class C	(64,030,043)	(37,513,896)	(77,399,000)	(49,618,847)	(209,082,471)	(113,479,765)
Class R		(1,421,688)		(836,162)		(6,285,146)
Advisor Class	(1,073,208)	(4,658,762)	(1,436,357)	(3,480,671)	(4,849,601)	(13,708,609)
Share class conversions
Class A (2) (3)	14,289,154	4,294,105	22,496,950	4,987,595	76,126,118	22,187,993
Class B (2)	(14,289,154)	—	(22,496,950)	—	(76,126,118)	—
Class R (3)		(4,294,105)		(4,987,595)		(22,187,993)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(25,450,296)	(25,518,748)	(38,323,007)	(20,435,893)	(119,644,415)	14,236,154
NET INCREASE (DECREASE) IN NET ASSETS	(16,083,016)	(50,098,456)	(24,021,116)	(79,598,374)	(72,349,900)	(172,990,520)

NET ASSETS
Beginning of Year or Period	255,709,772	305,808,228	371,932,432	451,530,806	1,150,734,469	1,323,724,989
End of Year or Period	$239,626,756	$255,709,772	$347,911,316	$371,932,432	$1,078,384,569	$1,150,734,469

(1)	Unaudited.
(2)	Class B shares were converted to Class A shares on July 31, 2019.
(3)	Class R shares were converted to Class A shares on March 22, 2019.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Funds Portfolio Optimization Growth		Pacific Funds Portfolio Optimization Aggressive-Growth		Pacific Funds Ultra Short Income
	Six-Month Period Ended September 30, 2019 (1)	Year Ended March 31, 2019	Six-Month Period Ended September 30, 2019 (1)	Year Ended March 31, 2019	Period Ended September 30, 2019 (1) (2)
OPERATIONS
Net investment income (loss)	($2,652,644)	$5,031,109	($1,197,943)	$1,096,862	$153,565
Net realized gain (loss)	3,084,798	116,508,679	1,318,087	50,537,474	(274)
Change in net unrealized appreciation (depreciation)	34,878,539	(99,596,050)	12,607,151	(42,365,388)	29,854
Net Increase (Decrease) in Net Assets Resulting from Operations	35,310,693	21,943,738	12,727,295	9,268,948	183,145

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings
Class A	—	(99,899,454)	—	(34,560,435)
Class B	—	(13,714,779)	—	(4,182,986)
Class C	—	(54,931,185)	—	(16,772,422)
Class R		(2,517,415)		(1,055,968)
Class I					(76,384)
Advisor Class	—	(4,602,497)	—	(2,356,107)	(76,407)
Net Decrease from Dividends and Distributions to Shareholders	—	(175,665,330)	—	(58,927,918)	(152,791)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	134,943,099	53,017,761	42,651,305	21,090,137
Class B	154,946	641,777	42,567	319,857
Class C	7,279,735	19,642,987	3,166,741	8,385,039
Class R		1,826,895		1,045,959
Class I					12,500,000
Advisor Class	3,622,662	15,584,736	2,619,993	6,990,405	12,506,000
Dividends and distribution reinvestments
Class A	—	99,254,420	—	34,287,460
Class B	—	13,510,901	—	4,169,079
Class C	—	54,318,779	—	16,485,319
Class R		2,517,415		1,055,968
Class I					76,384
Advisor Class	—	4,350,180	—	2,321,572	76,407
Cost of shares repurchased
Class A	(64,687,101)	(106,383,272)	(17,442,470)	(29,140,734)
Class B	(11,696,472)	(24,161,042)	(3,188,133)	(6,974,878)
Class C	(144,588,974)	(71,029,532)	(43,713,123)	(22,731,074)
Class R		(4,117,896)		(2,882,205)
Class I					—
Advisor Class	(4,694,173)	(12,372,320)	(1,497,468)	(6,533,420)	—
Share class conversions
Class A (3) (4)	57,500,119	13,475,454	18,773,764	5,855,112
Class B (3)	(57,500,119)	—	(18,773,764)	—
Class R (4)		(13,475,454)		(5,855,112)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(79,666,278)	46,601,789	(17,360,588)	27,888,484	25,158,791
NET INCREASE (DECREASE) IN NET ASSETS	(44,355,585)	(107,119,803)	(4,633,293)	(21,770,486)	25,189,145

NET ASSETS
Beginning of Year or Period	886,267,198	993,387,001	310,807,159	332,577,645	—
End of Year or Period	$841,911,613	$886,267,198	$306,173,866	$310,807,159	$25,189,145

(1)	Unaudited.
(2)	Pacific Funds Ultra Short Income commenced operations on June 28, 2019.
(3)	Class B shares were converted to Class A shares on July 31, 2019.
(4)	Class R shares were converted to Class A shares on March 22, 2019.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Funds Short Duration Income		Pacific Funds Core Income		Pacific Funds Strategic Income
	Six-Month Period Ended September 30, 2019 (1)	Year Ended March 31, 2019	Six-Month Period Ended September 30, 2019 (1)	Year Ended March 31, 2019	Six-Month Period Ended September 30, 2019 (1)	Year Ended March 31, 2019
OPERATIONS
Net investment income (loss)	$11,811,949	$13,656,044	$11,019,010	$20,638,993	$13,704,067	$25,647,966
Net realized gain (loss)	1,949,844	(868,315)	3,486,410	(7,715,010)	(1,072,950)	(2,204,849)
Change in net unrealized appreciation (depreciation)	8,138,788	6,040,386	25,661,456	10,264,861	19,892,768	(3,625,115)
Net Increase (Decrease) in Net Assets Resulting from Operations	21,900,581	18,828,115	40,166,876	23,188,844	32,523,885	19,818,002

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings
Class A	(1,788,041)	(2,288,424)	(1,491,635)	(3,145,957)	(1,421,457)	(2,887,137)
Class C	(414,102)	(761,316)	(800,410)	(2,167,183)	(1,110,792)	(2,122,133)
Class I	(1,326,425)	(1,010,121)	(562,240)	(502,503)	(212,189)	(229,143)
Class P			(629,075)	(1,845,313)
Advisor Class	(8,420,907)	(9,439,029)	(7,726,273)	(13,013,000)	(11,290,300)	(20,322,895)
Net Decrease from Dividends and Distributions to Shareholders	(11,949,475)	(13,498,890)	(11,209,633)	(20,673,956)	(14,034,738)	(25,561,308)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	53,035,753	70,623,211	61,412,201	18,564,517	25,438,423	24,665,776
Class C	10,314,606	15,901,633	10,083,827	7,830,292	17,272,287	16,877,365
Class I	29,801,052	84,288,064	18,646,928	23,761,756	7,622,855	2,795,211
Class P			144,437	5,903,182
Advisor Class	333,341,931	384,985,237	223,949,293	210,403,956	180,872,706	285,918,426
Dividends and distribution reinvestments
Class A	1,487,377	2,000,466	1,406,663	2,830,461	1,221,190	2,432,833
Class C	407,672	726,149	744,651	1,967,047	997,866	1,826,650
Class I	1,325,869	1,009,574	561,518	501,767	209,379	226,671
Class P			629,075	1,845,313
Advisor Class	8,250,398	8,986,733	5,711,631	9,198,335	8,861,744	15,471,909
Cost of shares repurchased
Class A	(15,781,692)	(48,667,567)	(19,038,134)	(71,051,776)	(11,697,322)	(36,906,963)
Class C	(12,003,256)	(15,125,797)	(36,854,336)	(29,915,702)	(11,594,753)	(16,886,426)
Class I	(15,689,038)	(6,860,042)	(3,524,122)	(2,653,440)	(1,236,831)	(1,123,649)
Class P			(4,692,745)	(33,707,701)
Advisor Class	(157,902,820)	(186,314,605)	(74,602,896)	(216,921,483)	(84,879,203)	(245,658,070)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	236,587,852	311,553,056	184,577,991	(71,443,476)	133,088,341	49,639,733
NET INCREASE (DECREASE) IN NET ASSETS	246,538,958	316,882,281	213,535,234	(68,928,588)	151,577,488	43,896,427

NET ASSETS
Beginning of Year or Period	732,013,960	415,131,679	624,053,775	692,982,363	582,315,223	538,418,796
End of Year or Period	$978,552,918	$732,013,960	$837,589,009	$624,053,775	$733,892,711	$582,315,223

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Funds Floating Rate Income		Pacific Funds High Income		Pacific Funds Diversified Income
	Six-Month Period Ended September 30, 2019 (1)	Year Ended March 31, 2019	Six-Month Period Ended September 30, 2019 (1)	Year Ended March 31, 2019	Period Ended September 30, 2019 (1) (2)
OPERATIONS
Net investment income (loss)	$41,956,917	$89,321,214	$3,341,269	$3,977,048	$215,162
Net realized gain (loss)	(7,537,695)	(16,678,087)	(97,632)	(1,030,376)	20,204
Change in net unrealized appreciation (depreciation)	14,115,894	(28,107,047)	1,971,699	86,556	74,905
Net Increase (Decrease) in Net Assets Resulting from Operations	48,535,116	44,536,080	5,215,336	3,033,228	310,271

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings
Class A	(5,047,812)	(10,451,833)	(155,071)	(292,486)
Class C	(3,939,861)	(8,439,626)	(72,159)	(195,304)
Class I	(12,996,204)	(23,883,146)	(4,027)	(11,349)
Class P	(777,632)	(2,709,538)	(3,042,926)	(3,340,878)
Advisor Class	(19,625,212)	(44,322,870)	(132,204)	(148,700)	(211,988)
Net Decrease from Dividends and Distributions to Shareholders	(42,386,721)	(89,807,013)	(3,406,387)	(3,988,717)	(211,988)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	47,038,537	104,234,100	2,446,919	3,220,786
Class C	11,265,251	56,249,918	64,019	716,716
Class I	69,088,899	418,708,224	300	42,055
Class P	171,832	2,293,667	538,014	65,198,232
Advisor Class	142,722,811	654,273,775	2,302,720	2,682,948	28,000,000
Dividends and distribution reinvestments
Class A	4,781,054	9,440,707	152,189	284,987
Class C	3,792,088	7,744,275	69,777	188,590
Class I	9,394,129	14,404,875	3,995	11,283
Class P	771,703	2,709,538	3,042,926	3,340,878
Advisor Class	18,679,899	39,800,982	131,575	146,871	211,988
Cost of shares repurchased
Class A	(58,156,574)	(114,633,080)	(1,206,632)	(3,703,876)
Class C	(68,437,617)	(53,193,064)	(1,384,222)	(1,528,238)
Class I	(78,345,379)	(219,420,364)	(54,750)	(85,863)
Class P	(5,150,641)	(36,334,229)	(11,077,392)	(23,286,646)
Advisor Class	(284,417,560)	(555,917,071)	(373,949)	(1,650,968)	—
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(186,801,568)	330,362,253	(5,344,511)	45,577,755	28,211,988
NET INCREASE (DECREASE) IN NET ASSETS	(180,653,173)	285,091,320	(3,535,562)	44,622,266	28,310,271

NET ASSETS
Beginning of Year or Period	1,759,974,104	1,474,882,784	126,061,100	81,438,834	—
End of Year or Period	$1,579,320,931	$1,759,974,104	$122,525,538	$126,061,100	$28,310,271

(1)	Unaudited.
(2)	Pacific Funds Diversified Income commenced operations on June 28, 2019.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Funds Large-Cap		Pacific Funds Large-Cap Value		Pacific Funds Small/Mid-Cap
	Six-Month Period Ended September 30, 2019 (1)	Year Ended March 31, 2019	Six-Month Period Ended September 30, 2019 (1)	Year Ended March 31, 2019	Six-Month Period Ended September 30, 2019 (1)	Year Ended March 31, 2019
OPERATIONS
Net investment income (loss)	$99,458	$171,856	$133,397	$377,614	$384,124	$141,506
Net realized gain (loss)	174,606	255,129	639,362	1,566,245	1,294,809	(1,202,028)
Change in net unrealized appreciation (depreciation)	655,585	794,723	312,227	(1,146,418)	(1,269,136)	8,050,964
Net Increase (Decrease) in Net Assets Resulting from Operations	929,649	1,221,708	1,084,986	797,441	409,797	6,990,442

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings
Class A	—	(293,281)	—	(279,931)	—	(640,045)
Class C	—	(166,794)	—	(230,757)	—	(466,266)
Advisor Class	—	(407,953)	—	(1,377,251)	—	(5,717,212)
Class S	—	(31,514)	—	(45,410)	—	(187,396)
Net Decrease from Dividends and Distributions to Shareholders	—	(899,542)	—	(1,933,349)	—	(7,010,919)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	1,638,037	4,770,361	593,267	1,558,272	2,163,556	13,119,138
Class C	688,228	1,180,700	207,589	765,875	546,847	4,827,893
Advisor Class	470,338	1,509,946	713,927	284,501	30,365,317	228,165,055
Investor Class		21		—		637,610
Class S	—	342,150	—	283,922	—	569,158
Dividends and distribution reinvestments
Class A	—	291,142	—	271,766	—	637,748
Class C	—	166,366	—	229,197	—	466,266
Advisor Class	—	403,573	—	1,375,545	—	5,608,985
Investor Class		—		—		—
Class S	—	31,514	—	45,410	—	187,396
Cost of shares repurchased
Class A	(1,237,598)	(2,442,917)	(512,845)	(734,887)	(3,812,800)	(17,793,874)
Class C	(994,846)	(1,029,023)	(482,173)	(1,680,413)	(3,378,793)	(3,349,491)
Advisor Class	(728,138)	(3,153,984)	(320,063)	(10,646,030)	(51,091,682)	(83,368,175)
Investor Class		(138,888)		(3,085)		(2,180,734)
Class S	(74,773)	(171,384)	(146,223)	(1,479,100)	(244,067)	(4,167,845)
Share class conversions
Class A (2)		336,632		106,330		5,349,094
Investor Class (2)		(336,632)		(106,330)		(5,349,094)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(238,752)	1,759,577	53,479	(9,729,027)	(25,451,622)	143,359,130
NET INCREASE (DECREASE) IN NET ASSETS	690,897	2,081,743	1,138,465	(10,864,935)	(25,041,825)	143,338,653

NET ASSETS
Beginning of Year or Period	19,784,600	17,702,857	18,459,791	29,324,726	373,339,447	230,000,794
End of Year or Period	$20,475,497	$19,784,600	$19,598,256	$18,459,791	$348,297,622	$373,339,447

(1)	Unaudited.
(2)	Investor Class shares were converted to Class A shares on July 31, 2018.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Funds Small-Cap		Pacific Funds Small-Cap Value		Pacific Funds Small-Cap Growth
	Six-Month Period Ended September 30, 2019 (1)	Year Ended March 31, 2019	Six-Month Period Ended September 30, 2019 (1)	Year Ended March 31, 2019	Six-Month Period Ended September 30, 2019 (1)	Year Ended March 31, 2019
OPERATIONS
Net investment income (loss)	$16,436	($13,257)	$84,731	$131,421	($80,954)	($242,588)
Net realized gain (loss)	30,539	293,078	366,875	1,654,755	341,489	1,869,965
Change in net unrealized appreciation (depreciation)	(295,976)	(434,380)	218,840	(3,313,252)	(2,096,421)	(622,046)
Net Increase (Decrease) in Net Assets Resulting from Operations	(249,001)	(154,559)	670,446	(1,527,076)	(1,835,886)	1,005,331

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings
Class A	—	(266,919)	—	(184,456)	—	(217,723)
Class C	—	(45,131)	—	(205,173)	—	(78,739)
Class P					—	(2,593,389)
Advisor Class	—	(724,054)	—	(2,622,348)	—	(1,438,459)
Class S	—	(22,537)	—	(970,543)	—	(595,834)
Net Decrease from Dividends and Distributions to Shareholders	—	(1,058,641)	—	(3,982,520)	—	(4,924,144)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	357,137	976,454	325,763	521,330	167,359	1,002,273
Class C	146,898	439,449	54,532	581,842	116,765	671,100
Class P					125,580	14,581,877
Advisor Class	1,193,775	5,813,754	1,662,336	4,150,430	361,543	6,511,680
Investor Class		362,923		39,672		202
Class S	—	273,636	—	220,011	—	505,875
Dividends and distribution reinvestments
Class A	—	257,678	—	184,456	—	217,723
Class C	—	45,131	—	205,173	—	78,739
Class P					—	2,593,389
Advisor Class	—	701,863	—	2,591,080	—	1,436,386
Investor Class		—		—		—
Class S	—	22,537	—	970,543	—	595,834
Cost of shares repurchased
Class A	(824,239)	(1,562,670)	(137,265)	(479,587)	(109,949)	(179,852)
Class C	(104,513)	(310,509)	(223,136)	(794,484)	(158,184)	(516,714)
Class P					(1,740,791)	(18,163,421)
Advisor Class	(1,837,925)	(7,275,080)	(691,733)	(7,174,364)	(345,045)	(15,180,871)
Investor Class		(168,462)		(8,110)		—
Class S	(66,766)	(75,001)	(91,077)	(6,113,704)	(189,380)	(8,750,477)
Share class conversions
Class A (2)		3,512,299		201,962		1,611,351
Investor Class (2)		(3,512,299)		(201,962)		(1,611,351)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,135,633)	(498,297)	899,420	(5,105,712)	(1,772,102)	(14,596,257)
NET INCREASE (DECREASE) IN NET ASSETS	(1,384,634)	(1,711,497)	1,569,866	(10,615,308)	(3,607,988)	(18,515,070)

NET ASSETS
Beginning of Year or Period	19,766,967	21,478,464	17,383,326	27,998,634	35,614,101	54,129,171
End of Year or Period	$18,382,333	$19,766,967	$18,953,192	$17,383,326	$32,006,113	$35,614,101

(1)	Unaudited.
(2)	Investor Class shares were converted to Class A shares on July 31, 2018.

See Notes to Financial Statements

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data							Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Portfolio Optimization Conservative (6)

Class A
4/1/2019 - 9/30/2019 (7)	$10.23	$0.00 (8)	$0.41	$0.41	$—	$—	$—	$10.64	0.69%	0.60%	(0.02%)	4.01%	$177,050	3%
4/1/2018 - 3/31/2019	11.24	0.20	(0.04)	0.16	(0.21)	(0.96)	(1.17)	10.23	0.68%	0.60%	1.83%	1.88%	121,012	30%
4/1/2017 - 3/31/2018	10.98	0.25	0.26	0.51	(0.25)	—	(0.25)	11.24	0.68%	0.60%	2.18%	4.60%	131,023	30%
4/1/2016 - 3/31/2017	10.63	0.19	0.52	0.71	(0.22)	(0.14)	(0.36)	10.98	0.68%	0.60%	1.70%	6.59%	136,881	57%
4/1/2015 - 3/31/2016	11.22	0.22	(0.43)	(0.21)	(0.28)	(0.10)	(0.38)	10.63	0.67%	0.60%	1.99%	(1.73%)	154,762	42%
4/1/2014 - 3/31/2015	11.29	0.16	0.26	0.42	(0.23)	(0.26)	(0.49)	11.22	0.68%	0.60%	1.44%	3.71%	169,945	17%
Class C
4/1/2019 - 9/30/2019 (7)	$9.97	($0.04)	$0.39	$0.35	$—	$—	$—	$10.32	1.44%	1.35%	(0.77%)	3.51%	$54,573	3%
4/1/2018 - 3/31/2019	11.00	0.11	(0.03)	0.08	(0.15)	(0.96)	(1.11)	9.97	1.43%	1.35%	1.08%	1.13%	111,233	30%
4/1/2017 - 3/31/2018	10.76	0.16	0.26	0.42	(0.18)	—	(0.18)	11.00	1.43%	1.35%	1.43%	3.89%	137,036	30%
4/1/2016 - 3/31/2017	10.44	0.10	0.51	0.61	(0.15)	(0.14)	(0.29)	10.76	1.43%	1.35%	0.95%	5.79%	153,433	57%
4/1/2015 - 3/31/2016	11.05	0.13	(0.42)	(0.29)	(0.22)	(0.10)	(0.32)	10.44	1.42%	1.35%	1.24%	(2.51%)	173,137	42%
4/1/2014 - 3/31/2015	11.13	0.08	0.26	0.34	(0.16)	(0.26)	(0.42)	11.05	1.43%	1.35%	0.69%	3.09%	191,946	17%
Advisor Class
4/1/2019 - 9/30/2019 (7)	$10.26	$0.01	$0.42	$0.43	$—	$—	$—	$10.69	0.44%	0.35%	0.23%	4.09%	$8,003	3%
4/1/2018 - 3/31/2019	11.26	0.22	(0.03)	0.19	(0.23)	(0.96)	(1.19)	10.26	0.43%	0.35%	2.08%	2.26%	6,893	30%
4/1/2017 - 3/31/2018	11.00	0.28	0.25	0.53	(0.27)	—	(0.27)	11.26	0.43%	0.35%	2.43%	4.79%	8,135	30%
4/1/2016 - 3/31/2017	10.65	0.21	0.52	0.73	(0.24)	(0.14)	(0.38)	11.00	0.43%	0.35%	1.95%	6.89%	5,404	57%
4/1/2015 - 3/31/2016	11.23	0.25	(0.43)	(0.18)	(0.30)	(0.10)	(0.40)	10.65	0.42%	0.35%	2.24%	(1.53%)	4,976	42%
4/1/2014 - 3/31/2015	11.29	0.19	0.26	0.45	(0.25)	(0.26)	(0.51)	11.23	0.43%	0.35%	1.69%	4.01%	7,872	17%
Pacific Funds Portfolio Optimization Moderate-Conservative (6)

Class A
4/1/2019 - 9/30/2019 (7)	$10.70	$0.00 (8)	$0.45	$0.45	$—	$—	$—	$11.15	0.68%	0.60%	(0.09%)	4.11%	$272,932	4%
4/1/2018 - 3/31/2019	12.58	0.18	(0.06)	0.12	(0.20)	(1.80)	(2.00)	10.70	0.68%	0.60%	1.55%	1.91%	199,827	45%
4/1/2017 - 3/31/2018	12.21	0.25	0.53	0.78	(0.27)	(0.14)	(0.41)	12.58	0.67%	0.60%	1.95%	6.36%	227,420	30%
4/1/2016 - 3/31/2017	11.73	0.20	0.79	0.99	(0.24)	(0.27)	(0.51)	12.21	0.67%	0.60%	1.68%	8.49%	236,725	53%
4/1/2015 - 3/31/2016	12.61	0.25	(0.50)	(0.25)	(0.29)	(0.34)	(0.63)	11.73	0.67%	0.60%	2.07%	(1.87%)	255,376	34%
4/1/2014 - 3/31/2015	12.48	0.18	0.40	0.58	(0.25)	(0.20)	(0.45)	12.61	0.67%	0.60%	1.40%	4.69%	276,898	17%
Class C
4/1/2019 - 9/30/2019 (7)	$10.44	($0.04)	$0.43	$0.39	$—	$—	$—	$10.83	1.43%	1.35%	(0.84%)	3.74%	$66,923	4%
4/1/2018 - 3/31/2019	12.34	0.09	(0.06)	0.03	(0.13)	(1.80)	(1.93)	10.44	1.43%	1.35%	0.80%	1.11%	136,522	45%
4/1/2017 - 3/31/2018	12.00	0.15	0.52	0.67	(0.19)	(0.14)	(0.33)	12.34	1.42%	1.35%	1.20%	5.60%	174,766	30%
4/1/2016 - 3/31/2017	11.56	0.11	0.77	0.88	(0.17)	(0.27)	(0.44)	12.00	1.42%	1.35%	0.93%	7.74%	200,105	53%
4/1/2015 - 3/31/2016	12.45	0.16	(0.48)	(0.32)	(0.23)	(0.34)	(0.57)	11.56	1.42%	1.35%	1.32%	(2.61%)	221,192	34%
4/1/2014 - 3/31/2015	12.35	0.08	0.40	0.48	(0.18)	(0.20)	(0.38)	12.45	1.42%	1.35%	0.65%	3.93%	240,803	17%
Advisor Class
4/1/2019 - 9/30/2019 (7)	$10.75	$0.01	$0.45	$0.46	$—	$—	$—	$11.21	0.43%	0.35%	0.16%	4.28%	$8,056	4%
4/1/2018 - 3/31/2019	12.62	0.21	(0.06)	0.15	(0.22)	(1.80)	(2.02)	10.75	0.42%	0.35%	1.80%	2.10%	7,701	45%
4/1/2017 - 3/31/2018	12.24	0.28	0.53	0.81	(0.29)	(0.14)	(0.43)	12.62	0.42%	0.35%	2.20%	6.62%	5,196	30%
4/1/2016 - 3/31/2017	11.75	0.23	0.79	1.02	(0.26)	(0.27)	(0.53)	12.24	0.42%	0.35%	1.93%	8.78%	4,895	53%
4/1/2015 - 3/31/2016	12.62	0.28	(0.49)	(0.21)	(0.32)	(0.34)	(0.66)	11.75	0.42%	0.35%	2.32%	(1.60%)	4,891	34%
4/1/2014 - 3/31/2015	12.49	0.21	0.40	0.61	(0.28)	(0.20)	(0.48)	12.62	0.42%	0.35%	1.65%	4.89%	5,568	17%
Pacific Funds Portfolio Optimization Moderate (6)

Class A
4/1/2019 - 9/30/2019 (7)	$12.01	($0.02)	$0.55	$0.53	$—	$—	$—	$12.54	0.66%	0.60%	(0.28%)	4.41%	$857,618	3%
4/1/2018 - 3/31/2019	14.26	0.16	0.04	0.20	(0.23)	(2.22)	(2.45)	12.01	0.66%	0.60%	1.17%	2.49%	652,731	41%
4/1/2017 - 3/31/2018	13.67	0.20	0.94	1.14	(0.24)	(0.31)	(0.55)	14.26	0.66%	0.60%	1.40%	8.36%	690,689	36%
4/1/2016 - 3/31/2017	12.99	0.22	1.17	1.39	(0.24)	(0.47)	(0.71)	13.67	0.66%	0.60%	1.60%	10.94%	720,438	48%
4/1/2015 - 3/31/2016	14.20	0.25	(0.60)	(0.35)	(0.28)	(0.58)	(0.86)	12.99	0.66%	0.60%	1.85%	(2.50%)	771,853	35%
4/1/2014 - 3/31/2015	13.98	0.18	0.55	0.73	(0.32)	(0.19)	(0.51)	14.20	0.66%	0.60%	1.28%	5.30%	844,759	19%

See Notes to Financial Statements	See explanation of references on B-22

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations				Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Portfolio Optimization Moderate (Continued) (6)

Class C
4/1/2019 - 9/30/2019 (7)	$11.77	($0.06)		$0.53	$0.47	$—	$—	$—	$12.24	1.41%	1.35%	(1.03%)	3.99%	$194,199	3%
4/1/2018 - 3/31/2019	14.04	0.05		0.06	0.11	(0.16)	(2.22)	(2.38)	11.77	1.41%	1.35%	0.42%	1.78%	381,170	41%
4/1/2017 - 3/31/2018	13.50	0.09		0.92	1.01	(0.16)	(0.31)	(0.47)	14.04	1.41%	1.35%	0.65%	7.47%	465,913	36%
4/1/2016 - 3/31/2017	12.85	0.11		1.17	1.28	(0.16)	(0.47)	(0.63)	13.50	1.41%	1.35%	0.85%	10.19%	515,691	48%
4/1/2015 - 3/31/2016	14.08	0.15		(0.60)	(0.45)	(0.20)	(0.58)	(0.78)	12.85	1.41%	1.35%	1.10%	(3.22%)	554,661	35%
4/1/2014 - 3/31/2015	13.87	0.07		0.55	0.62	(0.22)	(0.19)	(0.41)	14.08	1.41%	1.35%	0.53%	4.51%	601,814	19%
Advisor Class
4/1/2019 - 9/30/2019 (7)	$12.05	$0.00	(8)	$0.55	$0.55	$—	$—	$—	$12.60	0.41%	0.35%	(0.03%)	4.57%	$26,568	3%
4/1/2018 - 3/31/2019	14.29	0.19		0.04	0.23	(0.25)	(2.22)	(2.47)	12.05	0.41%	0.35%	1.42%	2.75%	26,959	41%
4/1/2017 - 3/31/2018	13.69	0.24		0.94	1.18	(0.27)	(0.31)	(0.58)	14.29	0.41%	0.35%	1.65%	8.54%	23,088	36%
4/1/2016 - 3/31/2017	13.00	0.25		1.18	1.43	(0.27)	(0.47)	(0.74)	13.69	0.41%	0.35%	1.85%	11.30%	17,983	48%
4/1/2015 - 3/31/2016	14.20	0.29		(0.60)	(0.31)	(0.31)	(0.58)	(0.89)	13.00	0.41%	0.35%	2.10%	(2.24%)	19,835	35%
4/1/2014 - 3/31/2015	13.98	0.22		0.55	0.77	(0.36)	(0.19)	(0.55)	14.20	0.41%	0.35%	1.53%	5.54%	21,896	19%
Pacific Funds Portfolio Optimization Growth (6)

Class A
4/1/2019 - 9/30/2019 (7)	$12.77	($0.03)		$0.57	$0.54	$—	$—	$—	$13.31	0.67%	0.60%	(0.39%)	4.23%	$678,903	3%
4/1/2018 - 3/31/2019	15.46	0.12		0.13	0.25	(0.21)	(2.73)	(2.94)	12.77	0.66%	0.60%	0.84%	2.92%	529,247	53%
4/1/2017 - 3/31/2018	14.61	0.18		1.30	1.48	(0.23)	(0.40)	(0.63)	15.46	0.66%	0.60%	1.14%	10.10%	555,328	39%
4/1/2016 - 3/31/2017	13.74	0.22		1.54	1.76	(0.23)	(0.66)	(0.89)	14.61	0.67%	0.60%	1.55%	13.08%	560,395	43%
4/1/2015 - 3/31/2016	15.34	0.19		(0.69)	(0.50)	(0.23)	(0.87)	(1.10)	13.74	0.66%	0.60%	1.29%	(3.35%)	570,267	34%
4/1/2014 - 3/31/2015	14.74	0.16		0.77	0.93	(0.33)	—	(0.33)	15.34	0.66%	0.60%	1.07%	6.36%	607,360	21%
Class C
4/1/2019 - 9/30/2019 (7)	$12.45	($0.07)		$0.55	$0.48	$—	$—	$—	$12.93	1.42%	1.35%	(1.14%)	3.86%	$143,807	3%
4/1/2018 - 3/31/2019	15.18	0.01		0.13	0.14	(0.14)	(2.73)	(2.87)	12.45	1.42%	1.35%	0.08%	2.12%	271,000	53%
4/1/2017 - 3/31/2018	14.38	0.06		1.28	1.34	(0.14)	(0.40)	(0.54)	15.18	1.41%	1.35%	0.39%	9.29%	317,342	39%
4/1/2016 - 3/31/2017	13.55	0.11		1.53	1.64	(0.15)	(0.66)	(0.81)	14.38	1.42%	1.35%	0.80%	12.33%	347,447	43%
4/1/2015 - 3/31/2016	15.18	0.08		(0.69)	(0.61)	(0.15)	(0.87)	(1.02)	13.55	1.41%	1.35%	0.54%	(4.13%)	366,805	34%
4/1/2014 - 3/31/2015	14.59	0.05		0.76	0.81	(0.22)	—	(0.22)	15.18	1.41%	1.35%	0.32%	5.59%	398,716	21%
Advisor Class
4/1/2019 - 9/30/2019 (7)	$12.82	($0.01)		$0.57	$0.56	$—	$—	$—	$13.38	0.42%	0.35%	(0.14%)	4.37%	$19,202	3%
4/1/2018 - 3/31/2019	15.51	0.16		0.12	0.28	(0.24)	(2.73)	(2.97)	12.82	0.41%	0.35%	1.09%	3.12%	19,458	53%
4/1/2017 - 3/31/2018	14.64	0.22		1.31	1.53	(0.26)	(0.40)	(0.66)	15.51	0.41%	0.35%	1.39%	10.42%	16,280	39%
4/1/2016 - 3/31/2017	13.76	0.26		1.54	1.80	(0.26)	(0.66)	(0.92)	14.64	0.42%	0.35%	1.80%	13.34%	13,275	43%
4/1/2015 - 3/31/2016	15.35	0.22		(0.68)	(0.46)	(0.26)	(0.87)	(1.13)	13.76	0.41%	0.35%	1.54%	(3.10%)	12,084	34%
4/1/2014 - 3/31/2015	14.75	0.19		0.78	0.97	(0.37)	—	(0.37)	15.35	0.41%	0.35%	1.32%	6.61%	10,165	21%
Pacific Funds Portfolio Optimization Aggressive-Growth (6)

Class A
4/1/2019 - 9/30/2019 (7)	$14.25	($0.04)		$0.64	$0.60	$—	$—	$—	$14.85	0.68%	0.60%	(0.57%)	4.21%	$245,477	3%
4/1/2018 - 3/31/2019	17.03	0.10		0.25	0.35	(0.25)	(2.88)	(3.13)	14.25	0.68%	0.60%	0.61%	3.39%	193,470	55%
4/1/2017 - 3/31/2018	15.79	0.12		1.81	1.93	(0.20)	(0.49)	(0.69)	17.03	0.68%	0.60%	0.74%	12.17%	189,903	41%
4/1/2016 - 3/31/2017	14.70	0.19		1.96	2.15	(0.19)	(0.87)	(1.06)	15.79	0.68%	0.60%	1.25%	15.06%	179,825	41%
4/1/2015 - 3/31/2016	15.85	0.16		(0.85)	(0.69)	(0.28)	(0.18)	(0.46)	14.70	0.68%	0.60%	1.03%	(4.37%)	170,874	35%
4/1/2014 - 3/31/2015	15.23	0.15		0.79	0.94	(0.32)	—	(0.32)	15.85	0.68%	0.60%	0.97%	6.18%	177,171	20%
Class C
4/1/2019 - 9/30/2019 (7)	$13.76	($0.09)		$0.63	$0.54	$—	$—	$—	$14.30	1.43%	1.35%	(1.32%)	3.92%	$48,207	3%
4/1/2018 - 3/31/2019	16.59	(0.02)		0.24	0.22	(0.17)	(2.88)	(3.05)	13.76	1.43%	1.35%	(0.14%)	2.57%	85,434	55%
4/1/2017 - 3/31/2018	15.43	(0.00	)(8)	1.75	1.75	(0.10)	(0.49)	(0.59)	16.59	1.43%	1.35%	(0.01%)	11.39%	97,877	41%
4/1/2016 - 3/31/2017	14.41	0.07		1.93	2.00	(0.11)	(0.87)	(0.98)	15.43	1.43%	1.35%	0.50%	14.18%	99,582	41%
4/1/2015 - 3/31/2016	15.55	0.04		(0.83)	(0.79)	(0.17)	(0.18)	(0.35)	14.41	1.43%	1.35%	0.28%	(5.13%)	100,573	35%
4/1/2014 - 3/31/2015	14.93	0.03		0.79	0.82	(0.20)	—	(0.20)	15.55	1.43%	1.35%	0.22%	5.54%	110,241	20%

See Notes to Financial Statements	See explanation of references on B-22

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data							Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Portfolio Optimization Aggressive-Growth (Continued) (6)

Advisor Class
4/1/2019 - 9/30/2019 (7)	$14.29	($0.02)	$0.65	$0.63	$—	$—	$—	$14.92	0.43%	0.35%	(0.32%)	4.41%	$12,489	3%
4/1/2018 - 3/31/2019	17.07	0.14	0.23	0.37	(0.27)	(2.88)	(3.15)	14.29	0.43%	0.35%	0.86%	3.57%	10,860	55%
4/1/2017 - 3/31/2018	15.82	0.17	1.80	1.97	(0.23)	(0.49)	(0.72)	17.07	0.43%	0.35%	0.99%	12.48%	10,067	41%
4/1/2016 - 3/31/2017	14.71	0.23	1.97	2.20	(0.22)	(0.87)	(1.09)	15.82	0.43%	0.35%	1.50%	15.32%	7,166	41%
4/1/2015 - 3/31/2016	15.86	0.19	(0.84)	(0.65)	(0.32)	(0.18)	(0.50)	14.71	0.43%	0.35%	1.28%	(4.13%)	6,679	35%
4/1/2014 - 3/31/2015	15.23	0.19	0.79	0.98	(0.35)	—	(0.35)	15.86	0.43%	0.35%	1.22%	6.50%	6,480	20%
Pacific Funds Ultra Short Income

Class I
6/28/2019 - 9/30/2019 (7)	$10.00	$0.06	$0.01	$0.07	($0.06)	$—	($0.06)	$10.01	0.95%	0.32%	2.36%	0.71%	$12,592	24%
Advisor Class
6/28/2019 - 9/30/2019 (7)	$10.00	$0.06	$0.01	$0.07	($0.06)	$—	($0.06)	$10.01	1.10%	0.32%	2.36%	0.71%	$12,598	24%
Pacific Funds Short Duration Income

Class A
4/1/2019 - 9/30/2019 (7)	$10.30	$0.13	$0.13	$0.26	($0.13)	$—	($0.13)	$10.43	1.02%	0.75%	2.54%	2.55%	$159,199	26%
4/1/2018 - 3/31/2019	10.24	0.26	0.05	0.31	(0.25)	—	(0.25)	10.30	1.03%	0.75%	2.57%	3.11%	118,935	50%
4/1/2017 - 3/31/2018	10.32	0.21	(0.09)	0.12	(0.20)	—	(0.20)	10.24	1.04%	0.75%	2.03%	1.18%	94,197	76%
4/1/2016 - 3/31/2017	10.26	0.18	0.06	0.24	(0.18)	—	(0.18)	10.32	1.05%	0.83%	1.77%	2.36%	66,901	86%
4/1/2015 - 3/31/2016	10.41	0.17	(0.15)	0.02	(0.17)	—	(0.17)	10.26	1.06%	0.85%	1.62%	0.15%	69,477	41%
4/1/2014 - 3/31/2015	10.46	0.19	(0.03)	0.16	(0.18)	(0.03)	(0.21)	10.41	1.09%	0.85%	1.77%	1.51%	48,685	78%
Class C
4/1/2019 - 9/30/2019 (7)	$10.28	$0.09	$0.13	$0.22	($0.09)	$—	($0.09)	$10.41	1.77%	1.50%	1.79%	2.17%	$45,438	26%
4/1/2018 - 3/31/2019	10.22	0.19	0.05	0.24	(0.18)	—	(0.18)	10.28	1.78%	1.50%	1.82%	2.35%	46,167	50%
4/1/2017 - 3/31/2018	10.30	0.13	(0.09)	0.04	(0.12)	—	(0.12)	10.22	1.79%	1.50%	1.28%	0.43%	44,337	76%
4/1/2016 - 3/31/2017	10.24	0.11	0.05	0.16	(0.10)	—	(0.10)	10.30	1.80%	1.58%	1.02%	1.60%	43,092	86%
4/1/2015 - 3/31/2016	10.39	0.09	(0.15)	(0.06)	(0.09)	—	(0.09)	10.24	1.81%	1.60%	0.87%	(0.58%)	44,180	41%
4/1/2014 - 3/31/2015	10.45	0.11	(0.03)	0.08	(0.11)	(0.03)	(0.14)	10.39	1.84%	1.60%	1.02%	0.68%	31,569	78%
Class I
4/1/2019 - 9/30/2019 (7)	$10.29	$0.14	$0.12	$0.26	($0.14)	$—	($0.14)	$10.41	0.62%	0.50%	2.79%	2.58%	$99,979	26%
4/1/2018 - 3/31/2019	10.22	0.29	0.06	0.35	(0.28)	—	(0.28)	10.29	0.63%	0.50%	2.82%	3.47%	83,436	50%
4/1/2017 - 3/31/2018	10.30	0.24	(0.09)	0.15	(0.23)	—	(0.23)	10.22	0.64%	0.50%	2.28%	1.43%	4,329	76%
4/1/2016 - 3/31/2017	10.25	0.21	0.05	0.26	(0.21)	—	(0.21)	10.30	0.65%	0.53%	2.06%	2.56%	3,407	86%
4/1/2015 - 3/31/2016	10.39	0.20	(0.14)	0.06	(0.20)	—	(0.20)	10.25	0.66%	0.55%	1.92%	0.54%	1,695	41%
4/1/2014 - 3/31/2015	10.45	0.21	(0.03)	0.18	(0.21)	(0.03)	(0.24)	10.39	0.69%	0.57%	2.05%	1.70%	1,516	78%
Advisor Class
4/1/2019 - 9/30/2019 (7)	$10.31	$0.15	$0.11	$0.26	($0.14)	$—	($0.14)	$10.43	0.77%	0.50%	2.79%	2.58%	$673,937	26%
4/1/2018 - 3/31/2019	10.24	0.29	0.06	0.35	(0.28)	—	(0.28)	10.31	0.78%	0.50%	2.82%	3.46%	483,476	50%
4/1/2017 - 3/31/2018	10.32	0.24	(0.09)	0.15	(0.23)	—	(0.23)	10.24	0.79%	0.50%	2.28%	1.43%	272,268	76%
4/1/2016 - 3/31/2017	10.26	0.21	0.06	0.27	(0.21)	—	(0.21)	10.32	0.80%	0.57%	2.02%	2.62%	162,554	86%
4/1/2015 - 3/31/2016	10.41	0.19	(0.15)	0.04	(0.19)	—	(0.19)	10.26	0.81%	0.60%	1.87%	0.40%	129,455	41%
4/1/2014 - 3/31/2015	10.46	0.21	(0.02)	0.19	(0.21)	(0.03)	(0.24)	10.41	0.83%	0.60%	2.02%	1.78%	51,901	78%
Pacific Funds Core Income

Class A
4/1/2019 - 9/30/2019 (7)	$10.52	$0.16	$0.44	$0.60	($0.16)	$—	($0.16)	$10.96	1.12%	0.85%	2.90%	5.71%	$129,998	34%
4/1/2018 - 3/31/2019	10.45	0.33	0.07	0.40	(0.33)	—	(0.33)	10.52	1.13%	0.85%	3.22%	3.99%	82,136	93%
4/1/2017 - 3/31/2018	10.51	0.28	(0.06)	0.22	(0.28)	—	(0.28)	10.45	1.12%	0.85%	2.62%	2.05%	132,006	91%
4/1/2016 - 3/31/2017	10.45	0.28	0.06	0.34	(0.28)	—	(0.28)	10.51	1.13%	0.93%	2.63%	3.23%	160,226	82%
4/1/2015 - 3/31/2016	10.79	0.31	(0.34)	(0.03)	(0.31)	—	(0.31)	10.45	1.14%	0.95%	2.92%	(0.27%)	196,297	74%
4/1/2014 - 3/31/2015	10.66	0.31	0.13	0.44	(0.31)	—	(0.31)	10.79	1.14%	0.93%	2.93%	4.17%	218,368	53%

See Notes to Financial Statements	See explanation of references on B-22

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data							Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Core Income (Continued)

Class C
4/1/2019 - 9/30/2019 (7)	$10.52	$0.12	$0.44	$0.56	($0.12)	$—	($0.12)	$10.96	1.87%	1.60%	2.15%	5.30%	$58,328	34%
4/1/2018 - 3/31/2019	10.46	0.26	0.06	0.32	(0.26)	—	(0.26)	10.52	1.88%	1.60%	2.47%	3.11%	81,309	93%
4/1/2017 - 3/31/2018	10.51	0.20	(0.05)	0.15	(0.20)	—	(0.20)	10.46	1.87%	1.60%	1.87%	1.38%	101,156	91%
4/1/2016 - 3/31/2017	10.45	0.20	0.06	0.26	(0.20)	—	(0.20)	10.51	1.88%	1.68%	1.88%	2.46%	120,546	82%
4/1/2015 - 3/31/2016	10.79	0.23	(0.34)	(0.11)	(0.23)	—	(0.23)	10.45	1.89%	1.70%	2.17%	(1.03%)	140,657	74%
4/1/2014 - 3/31/2015	10.66	0.23	0.13	0.36	(0.23)	—	(0.23)	10.79	1.89%	1.68%	2.18%	3.42%	183,952	53%
Class I
4/1/2019 - 9/30/2019 (7)	$10.53	$0.17	$0.44	$0.61	($0.17)	$—	($0.17)	$10.97	0.72%	0.55%	3.20%	5.86%	$43,449	34%
4/1/2018 - 3/31/2019	10.46	0.36	0.08	0.44	(0.37)	—	(0.37)	10.53	0.73%	0.55%	3.52%	4.30%	26,394	93%
4/1/2017 - 3/31/2018	10.52	0.31	(0.06)	0.25	(0.31)	—	(0.31)	10.46	0.72%	0.55%	2.92%	2.35%	4,339	91%
4/1/2016 - 3/31/2017	10.46	0.31	0.06	0.37	(0.31)	—	(0.31)	10.52	0.73%	0.62%	2.93%	3.54%	4,563	82%
4/1/2015 - 3/31/2016	10.80	0.34	(0.34)	0.00	(0.34)	—	(0.34)	10.46	0.74%	0.65%	3.22%	0.03%	3,585	74%
4/1/2014 - 3/31/2015	10.67	0.34	0.13	0.47	(0.34)	—	(0.34)	10.80	0.73%	0.65%	3.21%	4.46%	3,806	53%
Class P
4/1/2019 - 9/30/2019 (7)	$10.56	$0.17	$0.44	$0.61	($0.17)	$—	($0.17)	$11.00	0.72%	0.55%	3.20%	5.84%	$38,281	34%
4/1/2018 - 3/31/2019	10.49	0.37	0.07	0.44	(0.37)	—	(0.37)	10.56	0.73%	0.55%	3.52%	4.29%	40,570	93%
4/1/2017 - 3/31/2018	10.55	0.31	(0.07)	0.24	(0.30)	—	(0.30)	10.49	0.72%	0.60%	2.87%	2.29%	66,750	91%
4/1/2016 - 3/31/2017	10.49	0.30	0.06	0.36	(0.30)	—	(0.30)	10.55	0.73%	0.70%	2.86%	3.46%	122,260	82%
4/27/2015 - 3/31/2016	10.88	0.31	(0.39)	(0.08)	(0.31)	—	(0.31)	10.49	0.74%	0.70%	3.17%	(0.75%)	15,964	74%
Advisor Class
4/1/2019 - 9/30/2019 (7)	$10.54	$0.17	$0.44	$0.61	($0.17)	$—	($0.17)	$10.98	0.87%	0.55%	3.20%	5.85%	$567,533	34%
4/1/2018 - 3/31/2019	10.48	0.36	0.07	0.43	(0.37)	—	(0.37)	10.54	0.88%	0.55%	3.52%	4.19%	393,645	93%
4/1/2017 - 3/31/2018	10.53	0.31	(0.05)	0.26	(0.31)	—	(0.31)	10.48	0.87%	0.55%	2.92%	2.45%	388,730	91%
4/1/2016 - 3/31/2017	10.47	0.31	0.05	0.36	(0.30)	—	(0.30)	10.53	0.88%	0.66%	2.90%	3.50%	337,844	82%
4/1/2015 - 3/31/2016	10.81	0.33	(0.34)	(0.01)	(0.33)	—	(0.33)	10.47	0.89%	0.70%	3.17%	(0.02%)	249,677	74%
4/1/2014 - 3/31/2015	10.68	0.34	0.13	0.47	(0.34)	—	(0.34)	10.81	0.88%	0.69%	3.17%	4.43%	219,437	53%
Pacific Funds Strategic Income

Class A
4/1/2019 - 9/30/2019 (7)	$10.60	$0.22	$0.32	$0.54	($0.22)	$—	($0.22)	$10.92	1.22%	0.95%	4.09%	5.17%	$78,415	34%
4/1/2018 - 3/31/2019	10.71	0.47	(0.11)	0.36	(0.47)	—	(0.47)	10.60	1.23%	0.95%	4.43%	3.43%	61,503	99%
4/1/2017 - 3/31/2018	10.68	0.40	0.02	0.42	(0.39)	—	(0.39)	10.71	1.23%	0.95%	3.70%	3.95%	71,948	94%
4/1/2016 - 3/31/2017	10.09	0.39	0.59	0.98	(0.39)	—	(0.39)	10.68	1.25%	1.02%	3.71%	9.82%	66,765	116%
4/1/2015 - 3/31/2016	10.75	0.43	(0.66)	(0.23)	(0.43)	—	(0.43)	10.09	1.26%	1.05%	4.20%	(2.17%)	52,218	94%
4/1/2014 - 3/31/2015	11.20	0.46	(0.37)	0.09	(0.44)	(0.10)	(0.54)	10.75	1.28%	1.05%	4.18%	0.84%	51,175	157%
Class C
4/1/2019 - 9/30/2019 (7)	$10.58	$0.18	$0.32	$0.50	($0.19)	$—	($0.19)	$10.89	1.97%	1.65%	3.39%	4.72%	$67,143	34%
4/1/2018 - 3/31/2019	10.69	0.39	(0.11)	0.28	(0.39)	—	(0.39)	10.58	1.98%	1.65%	3.73%	2.73%	58,634	99%
4/1/2017 - 3/31/2018	10.66	0.32	0.02	0.34	(0.31)	—	(0.31)	10.69	1.98%	1.65%	3.00%	3.25%	57,389	94%
4/1/2016 - 3/31/2017	10.07	0.31	0.59	0.90	(0.31)	—	(0.31)	10.66	2.00%	1.76%	2.97%	9.03%	50,016	116%
4/1/2015 - 3/31/2016	10.73	0.36	(0.67)	(0.31)	(0.35)	—	(0.35)	10.07	2.01%	1.80%	3.45%	(2.90%)	44,196	94%
4/1/2014 - 3/31/2015	11.19	0.38	(0.38)	—	(0.36)	(0.10)	(0.46)	10.73	2.03%	1.80%	3.43%	0.03%	42,684	157%
Class I
4/1/2019 - 9/30/2019 (7)	$10.54	$0.24	$0.31	$0.55	($0.24)	$—	($0.24)	$10.85	0.82%	0.65%	4.39%	5.27%	$12,600	34%
4/1/2018 - 3/31/2019	10.65	0.50	(0.11)	0.39	(0.50)	—	(0.50)	10.54	0.83%	0.65%	4.73%	3.77%	5,750	99%
4/1/2017 - 3/31/2018	10.62	0.43	0.02	0.45	(0.42)	—	(0.42)	10.65	0.83%	0.65%	4.00%	4.28%	3,882	94%
4/1/2016 - 3/31/2017	10.03	0.42	0.59	1.01	(0.42)	—	(0.42)	10.62	0.85%	0.71%	4.01%	10.20%	2,446	116%
4/1/2015 - 3/31/2016	10.70	0.46	(0.67)	(0.21)	(0.46)	—	(0.46)	10.03	0.86%	0.75%	4.50%	(1.98%)	948	94%
4/1/2014 - 3/31/2015	11.15	0.49	(0.37)	0.12	(0.47)	(0.10)	(0.57)	10.70	0.88%	0.77%	4.46%	1.13%	1,381	157%

See Notes to Financial Statements	See explanation of references on B-22

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data							Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)		Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Strategic Income (Continued)

Advisor Class
4/1/2019 - 9/30/2019 (7)	$10.60	$0.23	$0.33	$0.56	($0.24)	$—	($0.24)	$10.92	0.97%	0.70%		4.34%	5.30%	$575,736	34%
4/1/2018 - 3/31/2019	10.71	0.49	(0.11)	0.38	(0.49)	—	(0.49)	10.60	0.98%	0.70%		4.68%	3.70%	456,428	99%
4/1/2017 - 3/31/2018	10.68	0.43	0.02	0.45	(0.42)	—	(0.42)	10.71	0.98%	0.70%		3.95%	4.21%	405,200	94%
4/1/2016 - 3/31/2017	10.09	0.42	0.58	1.00	(0.41)	—	(0.41)	10.68	1.00%	0.77%		3.96%	10.09%	217,482	116%
4/1/2015 - 3/31/2016	10.76	0.46	(0.68)	(0.22)	(0.45)	—	(0.45)	10.09	1.01%	0.80%		4.45%	(2.01%)	115,565	94%
4/1/2014 - 3/31/2015	11.20	0.48	(0.35)	0.13	(0.47)	(0.10)	(0.57)	10.76	1.03%	0.80%		4.43%	1.20%	66,223	157%
Pacific Funds Floating Rate Income

Class A
4/1/2019 - 9/30/2019 (7)	$9.88	$0.24	$0.04	$0.28	($0.25)	$—	($0.25)	$9.91	1.31%	1.02	%(9)	4.88%	2.90%	$197,010	54%
4/1/2018 - 3/31/2019	10.12	0.49	(0.24)	0.25	(0.49)	—	(0.49)	9.88	1.29%	1.01%		4.92%	2.57%	202,929	122%
4/1/2017 - 3/31/2018	10.15	0.42	(0.04)	0.38	(0.41)	—	(0.41)	10.12	1.28%	1.01%		4.11%	3.85%	209,034	158%
4/1/2016 - 3/31/2017	9.76	0.42	0.38	0.80	(0.41)	—	(0.41)	10.15	1.30%	1.09%		4.21%	8.32%	207,238	168%
4/1/2015 - 3/31/2016	10.08	0.39	(0.32)	0.07	(0.39)	—	(0.39)	9.76	1.30%	1.12%		3.92%	0.72%	191,376	99%
4/1/2014 - 3/31/2015	10.51	0.44	(0.40)	0.04	(0.44)	(0.03)	(0.47)	10.08	1.29%	1.07%		4.20%	0.38%	215,160	80%
Class C
4/1/2019 - 9/30/2019 (7)	$9.86	$0.21	$0.04	$0.25	($0.22)	$—	($0.22)	$9.89	2.06%	1.72	%(9)	4.18%	2.54%	$144,353	54%
4/1/2018 - 3/31/2019	10.10	0.42	(0.24)	0.18	(0.42)	—	(0.42)	9.86	2.04%	1.71%		4.22%	1.86%	197,081	122%
4/1/2017 - 3/31/2018	10.13	0.34	(0.03)	0.31	(0.34)	—	(0.34)	10.10	2.03%	1.71%		3.41%	3.14%	191,239	158%
4/1/2016 - 3/31/2017	9.74	0.35	0.37	0.72	(0.33)	—	(0.33)	10.13	2.05%	1.83%		3.47%	7.54%	180,612	168%
4/1/2015 - 3/31/2016	10.06	0.31	(0.31)	0.00	(0.32)	—	(0.32)	9.74	2.05%	1.87%		3.17%	(0.04%)	161,326	99%
4/1/2014 - 3/31/2015	10.50	0.36	(0.40)	(0.04)	(0.37)	(0.03)	(0.40)	10.06	2.04%	1.82%		3.45%	(0.46%)	179,798	80%
Class I
4/1/2019 - 9/30/2019 (7)	$9.90	$0.26	$0.03	$0.29	($0.26)	$—	($0.26)	$9.93	0.91%	0.72	%(9)	5.18%	2.92%	$499,203	54%
4/1/2018 - 3/31/2019	10.14	0.52	(0.23)	0.29	(0.53)	—	(0.53)	9.90	0.90%	0.71%		5.22%	2.88%	497,335	122%
4/1/2017 - 3/31/2018	10.16	0.45	(0.03)	0.42	(0.44)	—	(0.44)	10.14	0.88%	0.71%		4.41%	4.25%	294,352	158%
4/1/2016 - 3/31/2017	9.77	0.45	0.38	0.83	(0.44)	—	(0.44)	10.16	0.89%	0.78%		4.52%	8.63%	249,811	168%
4/1/2015 - 3/31/2016	10.09	0.42	(0.32)	0.10	(0.42)	—	(0.42)	9.77	0.90%	0.82%		4.22%	1.02%	91,984	99%
4/1/2014 - 3/31/2015	10.53	0.46	(0.40)	0.06	(0.47)	(0.03)	(0.50)	10.09	0.89%	0.81%		4.46%	0.55%	88,508	80%
Class P
4/1/2019 - 9/30/2019 (7)	$9.90	$0.26	$0.03	$0.29	($0.26)	$—	($0.26)	$9.93	0.91%	0.72	%(9)	5.18%	2.92%	$28,102	54%
4/1/2018 - 3/31/2019	10.14	0.53	(0.25)	0.28	(0.52)	—	(0.52)	9.90	0.89%	0.71%		5.22%	2.87%	32,176	122%
4/1/2017 - 3/31/2018	10.16	0.44	(0.02)	0.42	(0.44)	—	(0.44)	10.14	0.88%	0.76%		4.36%	4.20%	64,557	158%
4/1/2016 - 3/31/2017	9.76	0.45	0.38	0.83	(0.43)	—	(0.43)	10.16	0.89%	0.87%		4.43%	8.56%	78,660	168%
4/1/2015 - 3/31/2016	10.09	0.41	(0.33)	0.08	(0.41)	—	(0.41)	9.76	0.90%	0.87%		4.17%	0.97%	568	99%
4/1/2014 - 3/31/2015	10.52	0.45	(0.38)	0.07	(0.47)	(0.03)	(0.50)	10.09	0.89%	0.83%		4.44%	0.64%	691	80%
Advisor Class
4/1/2019 - 9/30/2019 (7)	$9.92	$0.26	$0.02	$0.28	($0.25)	$—	($0.25)	$9.95	1.06%	0.77	%(9)	5.13%	2.89%	$710,652	54%
4/1/2018 - 3/31/2019	10.16	0.52	(0.24)	0.28	(0.52)	—	(0.52)	9.92	1.04%	0.76%		5.17%	2.83%	830,452	122%
4/1/2017 - 3/31/2018	10.18	0.44	(0.02)	0.42	(0.44)	—	(0.44)	10.16	1.03%	0.76%		4.36%	4.20%	715,700	158%
4/1/2016 - 3/31/2017	9.79	0.45	0.37	0.82	(0.43)	—	(0.43)	10.18	1.04%	0.83%		4.47%	8.56%	450,761	168%
4/1/2015 - 3/31/2016	10.11	0.41	(0.32)	0.09	(0.41)	—	(0.41)	9.79	1.05%	0.87%		4.17%	0.96%	231,437	99%
4/1/2014 - 3/31/2015	10.54	0.46	(0.39)	0.07	(0.47)	(0.03)	(0.50)	10.11	1.04%	0.82%		4.45%	0.63%	270,383	80%
Pacific Funds High Income

Class A
4/1/2019 - 9/30/2019 (7)	$10.07	$0.26	$0.16	$0.42	($0.27)	$—	($0.27)	$10.22	1.27%	0.95%		5.15%	4.18%	$6,649	30%
4/1/2018 - 3/31/2019	10.23	0.55	(0.16)	0.39	(0.55)	—	(0.55)	10.07	1.31%	0.95%		5.48%	3.97%	5,174	64%
4/1/2017 - 3/31/2018	10.29	0.50	(0.03)	0.47	(0.53)	—	(0.53)	10.23	1.46%	0.95%		4.82%	4.66%	5,463	72%
4/1/2016 - 3/31/2017	9.44	0.48	0.92	1.40	(0.55)	—	(0.55)	10.29	1.32%	1.03%		4.81%	15.16%	5,626	61%
4/1/2015 - 3/31/2016	10.48	0.50	(1.10)	(0.60)	(0.44)	—	(0.44)	9.44	1.28%	1.05%		5.05%	(5.79%)	10,391	54%
4/1/2014 - 3/31/2015	11.22	0.54	(0.60)	(0.06)	(0.52)	(0.16)	(0.68)	10.48	1.50%	1.05%		4.90%	(0.49%)	5,900	60%

See Notes to Financial Statements	See explanation of references on B-22

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data							Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds High Income (Continued)
Class C
4/1/2019 - 9/30/2019 (7)	$10.06	$0.23	$0.15	$0.38	($0.23)	$—	($0.23)	$10.21	2.02%	1.65%	4.45%	3.81%	$2,526	30%
4/1/2018 - 3/31/2019	10.21	0.48	(0.15)	0.33	(0.48)	—	(0.48)	10.06	2.06%	1.65%	4.78%	3.35%	3,726	64%
4/1/2017 - 3/31/2018	10.28	0.43	(0.04)	0.39	(0.46)	—	(0.46)	10.21	2.21%	1.65%	4.12%	3.84%	4,418	72%
4/1/2016 - 3/31/2017	9.43	0.41	0.92	1.33	(0.48)	—	(0.48)	10.28	2.07%	1.76%	4.07%	14.36%	4,802	61%
4/1/2015 - 3/31/2016	10.47	0.43	(1.10)	(0.67)	(0.37)	—	(0.37)	9.43	2.03%	1.80%	4.30%	(6.52%)	4,324	54%
4/1/2014 - 3/31/2015	11.21	0.45	(0.59)	(0.14)	(0.44)	(0.16)	(0.60)	10.47	2.24%	1.80%	4.15%	(1.22%)	5,419	60%
Class I
4/1/2019 - 9/30/2019 (7)	$9.98	$0.27	$0.15	$0.42	($0.28)	$—	($0.28)	$10.12	0.87%	0.70%	5.40%	4.25%	$127	30%
4/1/2018 - 3/31/2019	10.14	0.57	(0.16)	0.41	(0.57)	—	(0.57)	9.98	0.91%	0.70%	5.73%	4.27%	175	64%
4/1/2017 - 3/31/2018	10.21	0.52	(0.02)	0.50	(0.57)	—	(0.57)	10.14	1.07%	0.70%	5.07%	4.95%	211	72%
4/1/2016 - 3/31/2017	9.37	0.51	0.91	1.42	(0.58)	—	(0.58)	10.21	0.90%	0.73%	5.10%	15.52%	5,204	61%
4/1/2015 - 3/31/2016	10.41	0.54	(1.11)	(0.57)	(0.47)	—	(0.47)	9.37	0.88%	0.75%	5.35%	(5.57%)	58	54%
4/1/2014 - 3/31/2015	11.14	0.57	(0.61)	(0.04)	(0.53)	(0.16)	(0.69)	10.41	1.10%	0.77%	5.18%	(0.30%)	241	60%

Class P
4/1/2019 - 9/30/2019 (7)	$9.98	$0.27	$0.15	$0.42	($0.28)	$—	($0.28)	$10.12	0.87%	0.70%	5.40%	4.25%	$107,431	30%
4/1/2018 - 3/31/2019	10.14	0.57	(0.16)	0.41	(0.57)	—	(0.57)	9.98	0.91%	0.70%	5.73%	4.27%	113,317	64%
4/1/2017 - 3/31/2018	10.20	0.52	(0.02)	0.50	(0.56)	—	(0.56)	10.14	1.06%	0.73%	5.04%	4.92%	68,844	72%
4/1/2016 - 3/31/2017	9.36	0.49	0.93	1.42	(0.58)	—	(0.58)	10.20	0.95%	0.80%	5.04%	15.47%	10,554	61%
4/1/2015 - 3/31/2016	10.40	0.52	(1.09)	(0.57)	(0.47)	—	(0.47)	9.36	0.88%	0.80%	5.30%	(5.60%)	113,998	54%
1/14/2015 - 3/31/2015	10.22	0.11	0.19	0.30	(0.12)	—	(0.12)	10.40	1.06%	0.80%	5.15%	2.94%	38,919	60%
Advisor Class
4/1/2019 - 9/30/2019 (7)	$10.08	$0.28	$0.15	$0.43	($0.28)	$—	($0.28)	$10.23	1.02%	0.70%	5.40%	4.31%	$5,792	30%
4/1/2018 - 3/31/2019	10.24	0.58	(0.17)	0.41	(0.57)	—	(0.57)	10.08	1.06%	0.70%	5.73%	4.23%	3,669	64%
4/1/2017 - 3/31/2018	10.30	0.53	(0.03)	0.50	(0.56)	—	(0.56)	10.24	1.21%	0.70%	5.07%	4.91%	2,503	72%
4/1/2016 - 3/31/2017	9.44	0.51	0.93	1.44	(0.58)	—	(0.58)	10.30	1.06%	0.77%	5.07%	15.58%	2,304	61%
4/1/2015 - 3/31/2016	10.49	0.53	(1.12)	(0.59)	(0.46)	—	(0.46)	9.44	1.03%	0.80%	5.30%	(5.66%)	1,666	54%
4/1/2014 - 3/31/2015	11.23	0.57	(0.60)	(0.03)	(0.55)	(0.16)	(0.71)	10.49	1.24%	0.80%	5.15%	(0.23%)	3,807	60%
Pacific Funds Diversified Income
Advisor Class
6/28/2019 - 9/30/2019 (7)	$10.00	$0.08	$0.03	$0.11	($0.08)	$—	($0.08)	$10.03	1.26%	0.45%	2.96%	1.06%	$28,310	6%
Pacific Funds Large-Cap

Class A
4/1/2019 - 9/30/2019 (7)	$12.48	$0.06	$0.52	$0.58	$—	$—	$—	$13.06	1.44%	0.95%	1.00%	4.65%	$8,864	36%
4/1/2018 - 3/31/2019	12.28	0.12	0.67	0.79	(0.09)	(0.50)	(0.59)	12.48	1.54%	1.00%	0.93%	6.74%	8,080	79%
4/1/2017 - 3/31/2018	11.08	0.08	1.30	1.38	(0.10)	(0.08)	(0.18)	12.28	1.73%	1.00%	0.69%	12.43%	4,939	98%
4/1/2016 - 3/31/2017	9.66	0.11	1.40	1.51	(0.09)	—	(0.09)	11.08	2.86%	1.00%	1.08%	15.69%	4,599	108%
1/11/2016 - 3/31/2016	9.10	0.03	0.53	0.56	—	—	—	9.66	6.07%	1.00%	1.35%	6.15%	551	27%
Class C
4/1/2019 - 9/30/2019 (7)	$12.42	$0.02	$0.51	$0.53	$—	$—	$—	$12.95	2.19%	1.70%	0.25%	4.27%	$3,757	36%
4/1/2018 - 3/31/2019	12.22	0.02	0.69	0.71	(0.01)	(0.50)	(0.51)	12.42	2.30%	1.75%	0.19%	5.97%	3,900	79%
4/1/2017 - 3/31/2018	11.03	(0.01)	1.29	1.28	(0.01)	(0.08)	(0.09)	12.22	2.48%	1.75%	(0.06%)	11.60%	3,545	98%
4/1/2016 - 3/31/2017	9.65	0.03	1.39	1.42	(0.04)	—	(0.04)	11.03	3.61%	1.75%	0.33%	14.74%	2,804	108%
1/11/2016 - 3/31/2016	9.10	0.01	0.54	0.55	—	—	—	9.65	6.82%	1.75%	0.60%	6.04%	525	27%
Advisor Class
4/1/2019 - 9/30/2019 (7)	$12.57	$0.08	$0.53	$0.61	$—	$—	$—	$13.18	1.19%	0.70%	1.25%	4.85%	$6,977	36%
4/1/2018 - 3/31/2019	12.37	0.15	0.67	0.82	(0.12)	(0.50)	(0.62)	12.57	1.30%	0.75%	1.19%	6.97%	6,896	79%
4/1/2017 - 3/31/2018	11.11	0.12	1.30	1.42	(0.08)	(0.08)	(0.16)	12.37	1.48%	0.75%	0.94%	12.83%	8,070	98%
4/1/2016 - 3/31/2017	9.67	0.14	1.39	1.53	(0.09)	—	(0.09)	11.11	2.61%	0.75%	1.33%	15.89%	2,176	108%
1/11/2016 - 3/31/2016	9.10	0.03	0.54	0.57	—	—	—	9.67	5.82%	0.75%	1.60%	6.26%	564	27%

See Notes to Financial Statements	See explanation of references on B-22

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income		Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Large-Cap (Continued)
Class S
4/1/2019 - 9/30/2019 (7)	$12.33	$0.09	$0.51	$0.60	$—		$—	$—	$12.93	1.04%	0.60%	1.35%	4.87%	$877	36%
4/1/2018 - 3/31/2019	12.15	0.16	0.66	0.82	(0.14)		(0.50)	(0.64)	12.33	1.15%	0.65%	1.28%	7.06%	909	79%
4/1/2017 - 3/31/2018	11.03	0.12	1.30	1.42	(0.22)		(0.08)	(0.30)	12.15	1.33%	0.65%	1.04%	12.85%	692	98%
4/1/2016 - 3/31/2017	9.66	0.15	1.39	1.54	(0.17)		—	(0.17)	11.03	2.46%	0.65%	1.43%	16.08%	1,184	108%
12/1/2015 - 3/31/2016	10.09	0.05	(0.30)	(0.25)	(0.18	)(10)	—	(0.18)	9.66	5.99%	0.65%	1.70%	(2.54%)	1,879	27%
3/20/2015 - 11/30/2015	10.26	0.12	(0.29)	(0.17)	—		—	—	10.09	9.85%	0.65%	1.72%	(1.66%)	1,895	45%
Pacific Funds Large-Cap Value

Class A
4/1/2019 - 9/30/2019 (7)	$10.89	$0.08	$0.56	$0.64	$—		$—	$—	$11.53	1.51%	1.05%	1.38%	5.88%	$4,687	23%
4/1/2018 - 3/31/2019	11.34	0.14	0.18	0.32	(0.13)		(0.64)	(0.77)	10.89	1.46%	1.10%	1.27%	3.14%	4,353	39%
4/1/2017 - 3/31/2018	10.75	0.11	0.86	0.97	(0.13)		(0.25)	(0.38)	11.34	1.47%	1.10%	0.96%	9.03%	3,304	50%
4/1/2016 - 3/31/2017	9.46	0.14	1.27	1.41	(0.10)		(0.02)	(0.12)	10.75	1.79%	1.10%	1.35%	14.92%	2,572	65%
1/11/2016 - 3/31/2016	8.97	0.04	0.45	0.49	—		—	—	9.46	10.34%	1.10%	1.92%	5.46%	499	48%
Class C
4/1/2019 - 9/30/2019 (7)	$10.83	$0.04	$0.55	$0.59	$—		$—	$—	$11.42	2.27%	1.80%	0.63%	5.45%	$3,387	23%
4/1/2018 - 3/31/2019	11.25	0.06	0.19	0.25	(0.03)		(0.64)	(0.67)	10.83	2.21%	1.85%	0.53%	2.40%	3,475	39%
4/1/2017 - 3/31/2018	10.69	0.02	0.86	0.88	(0.07)		(0.25)	(0.32)	11.25	2.22%	1.85%	0.21%	8.16%	4,327	50%
4/1/2016 - 3/31/2017	9.45	0.06	1.26	1.32	(0.06)		(0.02)	(0.08)	10.69	2.54%	1.85%	0.60%	14.03%	3,056	65%
1/11/2016 - 3/31/2016	8.97	0.02	0.46	0.48	—		—	—	9.45	11.09%	1.85%	1.17%	5.35%	477	48%
Advisor Class
4/1/2019 - 9/30/2019 (7)	$10.93	$0.09	$0.56	$0.65	$—		$—	$—	$11.58	1.26%	0.80%	1.63%	5.95%	$10,792	23%
4/1/2018 - 3/31/2019	11.37	0.17	0.19	0.36	(0.16)		(0.64)	(0.80)	10.93	1.21%	0.85%	1.53%	3.47%	9,799	39%
4/1/2017 - 3/31/2018	10.78	0.14	0.87	1.01	(0.17)		(0.25)	(0.42)	11.37	1.22%	0.85%	1.21%	9.33%	19,624	50%
4/1/2016 - 3/31/2017	9.47	0.16	1.26	1.42	(0.09)		(0.02)	(0.11)	10.78	1.54%	0.85%	1.60%	15.10%	24,779	65%
1/11/2016 - 3/31/2016	8.97	0.04	0.46	0.50	—		—	—	9.47	10.09%	0.85%	2.17%	5.57%	777	48%

Class S
4/1/2019 - 9/30/2019 (7)	$10.84	$0.10	$0.56	$0.66	$—		$—	$—	$11.50	1.12%	0.70%	1.73%	6.09%	$732	23%
4/1/2018 - 3/31/2019	11.34	0.19	0.15	0.34	(0.20)		(0.64)	(0.84)	10.84	1.06%	0.75%	1.63%	3.39%	832	39%
4/1/2017 - 3/31/2018	10.75	0.15	0.86	1.01	(0.17)		(0.25)	(0.42)	11.34	1.07%	0.75%	1.31%	9.36%	1,963	50%
4/1/2016 - 3/31/2017	9.47	0.17	1.28	1.45	(0.15)		(0.02)	(0.17)	10.75	1.39%	0.75%	1.70%	15.35%	1,365	65%
1/11/2016 - 3/31/2016	8.97	0.04	0.46	0.50	—		—	—	9.47	9.93%	0.75%	2.27%	5.57%	210	48%
Pacific Funds Small/Mid-Cap (11)

Class A
4/1/2019 - 9/30/2019 (7)	$13.02	$0.00 (8)	$0.01	$0.01	$—		$—	$—	$13.03	1.43%	1.25%	0.02%	0.08%	$20,219	18%
4/1/2018 - 3/31/2019	13.23	(0.02)	0.16	0.14	—		(0.35)	(0.35)	13.02	1.48%	1.30%	(0.11%)	1.19%	21,872	33%
4/1/2017 - 3/31/2018	11.93	(0.04)	1.35	1.31	—		(0.01)	(0.01)	13.23	1.51%	1.30%	(0.28%)	11.02%	21,131	23%
4/1/2016 - 3/31/2017	9.93	(0.02)	2.05	2.03	—		(0.03)	(0.03)	11.93	1.71%	1.30%	(0.19%)	20.44%	18,360	45%
1/11/2016 - 3/31/2016	9.33	0.00 (8)	0.60	0.60	—		—	—	9.93	5.43%	1.30%	0.07%	6.43%	2,254	11%
Class C
4/1/2019 - 9/30/2019 (7)	$12.70	($0.05)	$0.01	($0.04)	$—		$—	$—	$12.66	2.18%	2.00%	(0.73%)	(0.32%)	$14,011	18%
4/1/2018 - 3/31/2019	13.01	(0.11)	0.15	0.04	—		(0.35)	(0.35)	12.70	2.23%	2.05%	(0.87%)	0.43%	16,875	33%
4/1/2017 - 3/31/2018	11.81	(0.13)	1.34	1.21	—		(0.01)	(0.01)	13.01	2.26%	2.05%	(1.03%)	10.28%	15,458	23%
4/1/2016 - 3/31/2017	9.91	(0.10)	2.03	1.93	—		(0.03)	(0.03)	11.81	2.46%	2.05%	(0.94%)	19.47%	7,383	45%
1/11/2016 - 3/31/2016	9.33	(0.01)	0.59	0.58	—		—	—	9.91	6.18%	2.05%	(0.68%)	6.22%	527	11%
Advisor Class
4/1/2019 - 9/30/2019 (7)	$13.11	$0.02	$0.00 (8)	$0.02	$—		$—	$—	$13.13	1.18%	1.00%	0.27%	0.15%	$307,879	18%
4/1/2018 - 3/31/2019	13.28	0.02	0.16	0.18	(0.00	)(8)	(0.35)	(0.35)	13.11	1.23%	1.05%	0.13%	1.50%	328,171	33%
4/1/2017 - 3/31/2018	11.94	0.00 (8)	1.35	1.35	—		(0.01)	(0.01)	13.28	1.26%	1.05%	(0.03%)	11.34%	176,897	23%
4/1/2016 - 3/31/2017	9.92	0.01	2.05	2.06	(0.01)		(0.03)	(0.04)	11.94	1.46%	1.05%	0.06%	20.73%	70,260	45%
1/11/2016 - 3/31/2016	9.33	0.01	0.58	0.59	—		—	—	9.92	5.18%	1.05%	0.32%	6.32%	1,965	11%

See Notes to Financial Statements	See explanation of references on B-22

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations				Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income		Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Small/Mid-Cap (Continued) (11)
Class S
4/1/2019 - 9/30/2019 (7)	$13.12	$0.02		$0.00 (8)	$0.02	$—		$—	$—	$13.14	1.03%	0.95%	0.32%	0.15%	$6,189	18%
4/1/2018 - 3/31/2019	13.29	0.02		0.16	0.18	(0.00	)(8)	(0.35)	(0.35)	13.12	1.08%	1.00%	0.19%	1.52%	6,422	33%
4/1/2017 - 3/31/2018	11.94	0.00	(8)	1.36	1.36	—		(0.01)	(0.01)	13.29	1.11%	1.00%	0.02%	11.43%	9,977	23%
4/1/2016 - 3/31/2017	9.92	0.01		2.05	2.06	(0.01)		(0.03)	(0.04)	11.94	1.31%	1.00%	0.11%	20.78%	8,531	45%
12/1/2015 - 3/31/2016	10.48	0.01		(0.49)	(0.48)	(0.03)		(0.05)	(0.08)	9.92	9.62%	1.00%	0.37%	(4.55%)	711	11%
12/31/2014 - 11/30/2015	10.00	0.01		0.47	0.48	—		—	—	10.48	29.84%	1.00%	0.12%	4.80%	524	30%
Pacific Funds Small-Cap (11)

Class A
4/1/2019 - 9/30/2019 (7)	$12.12	$0.00	(8)	($0.17)	($0.17)	$—		$—	$—	$11.95	1.74%	1.25%	0.03%	(1.40%)	$4,458	21%
4/1/2018 - 3/31/2019	12.86	(0.03)		(0.06)	(0.09)	—		(0.65)	(0.65)	12.12	1.72%	1.30%	(0.21%)	(0.53%)	4,986	56%
4/1/2017 - 3/31/2018	11.77	(0.02)		1.33	1.31	(0.01)		(0.21)	(0.22)	12.86	1.89%	1.30%	(0.16%)	11.17%	2,367	62%
4/1/2016 - 3/31/2017	9.68	(0.00	)(8)	2.19	2.19	(0.10)		—	(0.10)	11.77	3.44%	1.30%	(0.04%)	22.70%	1,759	62%
1/11/2016 - 3/31/2016	9.10	0.01		0.57	0.58	—		—	—	9.68	17.67%	1.30%	0.31%	6.37%	324	27%
Class C
4/1/2019 - 9/30/2019 (7)	$11.94	($0.04)		($0.18)	($0.22)	$—		$—	$—	$11.72	2.49%	2.00%	(0.71%)	(1.84%)	$925	21%
4/1/2018 - 3/31/2019	12.76	(0.12)		(0.05)	(0.17)	—		(0.65)	(0.65)	11.94	2.47%	2.05%	(0.96%)	(1.17%)	902	56%
4/1/2017 - 3/31/2018	11.76	(0.11)		1.32	1.21	—		(0.21)	(0.21)	12.76	2.64%	2.05%	(0.91%)	10.32%	797	62%
4/1/2016 - 3/31/2017	9.66	(0.09)		2.19	2.10	—		—	—	11.76	4.19%	2.05%	(0.79%)	21.74%	641	62%
1/11/2016 - 3/31/2016	9.10	(0.01)		0.57	0.56	—		—	—	9.66	18.42%	2.05%	(0.44%)	6.15%	130	27%
Advisor Class
4/1/2019 - 9/30/2019 (7)	$12.32	$0.02		($0.18)	($0.16)	$—		$—	$—	$12.16	1.49%	1.00%	0.28%	(1.30%)	$12,417	21%
4/1/2018 - 3/31/2019	13.04	0.01		(0.07)	(0.06)	(0.01)		(0.65)	(0.66)	12.32	1.47%	1.05%	0.04%	(0.26%)	13,220	56%
4/1/2017 - 3/31/2018	11.90	0.01		1.35	1.36	(0.01)		(0.21)	(0.22)	13.04	1.64%	1.05%	0.09%	11.45%	14,767	62%
4/1/2016 - 3/31/2017	9.68	0.02		2.21	2.23	(0.01)		—	(0.01)	11.90	3.19%	1.05%	0.21%	23.03%	8,265	62%
1/11/2016 - 3/31/2016	9.10	0.01		0.57	0.58	—		—	—	9.68	17.42%	1.05%	0.56%	6.37%	153	27%
Class S
4/1/2019 - 9/30/2019 (7)	$11.29	$0.02		($0.17)	($0.15)	$—		$—	$—	$11.14	1.34%	0.95%	0.33%	(1.33%)	$583	21%
4/1/2018 - 3/31/2019	12.00	0.01		(0.06)	(0.05)	(0.01)		(0.65)	(0.66)	11.29	1.32%	1.00%	0.09%	(0.18%)	658	56%
4/1/2017 - 3/31/2018	10.95	0.02		1.24	1.26	—		(0.21)	(0.21)	12.00	1.49%	1.00%	0.14%	11.54%	457	62%
4/1/2016 - 3/31/2017	9.67	0.03		2.17	2.20	(0.92)		—	(0.92)	10.95	3.04%	1.00%	0.26%	23.03%	140	62%
12/1/2015 - 3/31/2016	10.31	0.02		(0.60)	(0.58)	(0.06)		—	(0.06)	9.67	10.38%	1.00%	0.61%	(5.68%)	497	27%
12/31/2014 - 11/30/2015	10.00	0.02		0.29	0.31	—		—	—	10.31	30.41%	1.00%	0.24%	3.10%	516	27%
Pacific Funds Small-Cap Value (11)

Class A
4/1/2019 - 9/30/2019 (7)	$9.10	$0.04		$0.31	$0.35	$—		$—	$—	$9.45	1.75%	1.25%	0.78%	3.85%	$1,541	22%
4/1/2018 - 3/31/2019	11.17	0.03		(0.49)	(0.46)	(0.03)		(1.58)	(1.61)	9.10	1.67%	1.30%	0.30%	(3.68%)	1,298	51%
4/1/2017 - 3/31/2018	11.52	0.02		0.62	0.64	(0.03)		(0.96)	(0.99)	11.17	1.65%	1.30%	0.14%	5.41%	1,105	47%
4/1/2016 - 3/31/2017	9.47	0.03		2.13	2.16	(0.06)		(0.05)	(0.11)	11.52	1.90%	1.30%	0.23%	22.65%	743	76%
1/11/2016 - 3/31/2016	8.80	0.02		0.65	0.67	—		—	—	9.47	15.99%	1.30%	0.97%	7.73%	148	17%
Class C
4/1/2019 - 9/30/2019 (7)	$8.94	$0.00	(8)	$0.30	$0.30	$—		$—	$—	$9.24	2.50%	2.00%	0.03%	3.36%	$1,161	22%
4/1/2018 - 3/31/2019	11.06	(0.05)		(0.49)	(0.54)	—		(1.58)	(1.58)	8.94	2.42%	2.05%	(0.45%)	(4.47%)	1,287	51%
4/1/2017 - 3/31/2018	11.46	(0.07)		0.63	0.56	—		(0.96)	(0.96)	11.06	2.40%	2.05%	(0.61%)	4.72%	1,568	47%
4/1/2016 - 3/31/2017	9.46	(0.06)		2.12	2.06	(0.01)		(0.05)	(0.06)	11.46	2.65%	2.05%	(0.52%)	21.81%	1,105	76%
1/11/2016 - 3/31/2016	8.80	0.00	(8)	0.66	0.66	—		—	—	9.46	16.74%	2.05%	0.22%	7.50%	121	17%

See Notes to Financial Statements	See explanation of references on B-22

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations				Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income		Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Small-Cap Value (Continued) (11)
Advisor Class
4/1/2019 - 9/30/2019 (7)	$9.16	$0.05		$0.31	$0.36	$—		$—	$—	$9.52	1.50%	1.00%	1.03%	3.93%	$13,085	22%
4/1/2018 - 3/31/2019	11.24	0.06		(0.51)	(0.45)	(0.05)		(1.58)	(1.63)	9.16	1.42%	1.05%	0.55%	(3.51%)	11,664	51%
4/1/2017 - 3/31/2018	11.59	0.05		0.63	0.68	(0.07)		(0.96)	(1.03)	11.24	1.40%	1.05%	0.39%	5.70%	15,511	47%
4/1/2016 - 3/31/2017	9.48	0.05		2.15	2.20	(0.04)		(0.05)	(0.09)	11.59	1.65%	1.05%	0.48%	23.02%	20,617	76%
1/11/2016 - 3/31/2016	8.80	0.02		0.66	0.68	—		—	—	9.48	15.74%	1.05%	1.22%	7.84%	261	17%
Class S
4/1/2019 - 9/30/2019 (7)	$9.12	$0.05		$0.32	$0.37	$—		$—	$—	$9.49	1.35%	0.95%	1.08%	4.06%	$3,165	22%
4/1/2018 - 3/31/2019	11.21	0.07		(0.52)	(0.45)	(0.06)		(1.58)	(1.64)	9.12	1.27%	1.00%	0.60%	(3.52%)	3,134	51%
4/1/2017 - 3/31/2018	11.55	0.05		0.64	0.69	(0.07)		(0.96)	(1.03)	11.21	1.25%	1.00%	0.44%	5.78%	9,657	47%
4/1/2016 - 3/31/2017	9.47	0.06		2.13	2.19	(0.06)		(0.05)	(0.11)	11.55	1.50%	1.00%	0.53%	23.02%	9,655	76%
12/1/2015 - 3/31/2016	10.14	0.04		(0.49)	(0.45)	(0.12)		(0.10)	(0.22)	9.47	16.02%	1.00%	1.27%	(4.37%)	1,118	17%
12/31/2014 - 11/30/2015	10.00	0.06		0.08	0.14	—		—	—	10.14	26.85%	1.00%	0.63%	1.40%	706	29%
Pacific Funds Small-Cap Growth

Class A
4/1/2019 - 9/30/2019 (7)	$11.97	($0.04)		($0.61)	($0.65)	$—		$—	$—	$11.32	1.59%	1.20%	(0.64%)	(5.35%)	$3,012	16%
4/1/2018 - 3/31/2019	12.26	(0.08)		0.73	0.65	—		(0.94)	(0.94)	11.97	1.56%	1.26%	(0.63%)	5.65%	3,126	72%
4/1/2017 - 3/31/2018	11.14	(0.08)		1.68	1.60	—		(0.48)	(0.48)	12.26	1.62%	1.30%	(0.65%)	14.51%	713	51%
4/1/2016 - 3/31/2017	9.61	(0.07)		1.80	1.73	—		(0.20)	(0.20)	11.14	1.93%	1.30%	(0.68%)	17.83%	514	49%
1/11/2016 - 3/31/2016	9.27	(0.01)		0.35	0.34	—		—	—	9.61	12.44%	1.30%	(0.70%)	3.88%	43	7%
Class C
4/1/2019 - 9/30/2019 (7)	$11.65	($0.08)		($0.59)	($0.67)	$—		$—	$—	$10.98	2.34%	2.00%	(1.44%)	(5.75%)	$862	16%
4/1/2018 - 3/31/2019	12.06	(0.17)		0.70	0.53	—		(0.94)	(0.94)	11.65	2.31%	2.05%	(1.42%)	4.82%	959	72%
4/1/2017 - 3/31/2018	11.05	(0.16)		1.65	1.49	—		(0.48)	(0.48)	12.06	2.37%	2.05%	(1.40%)	13.62%	759	51%
4/1/2016 - 3/31/2017	9.61	(0.15)		1.79	1.64	—		(0.20)	(0.20)	11.05	2.68%	2.05%	(1.43%)	17.14%	187	49%
1/11/2016 - 3/31/2016	9.27	(0.03)		0.37	0.34	—		—	—	9.61	13.19%	2.05%	(1.45%)	3.67%	34	7%
Class P
4/1/2019 - 9/30/2019 (7)	$12.08	($0.03)		($0.61)	($0.64)	$—		$—	$—	$11.44	1.19%	1.00%	(0.44%)	(5.30%)	$21,118	16%
4/1/2018 - 3/31/2019	12.35	(0.05)		0.72	0.67	—		(0.94)	(0.94)	12.08	1.16%	1.05%	(0.42%)	5.86%	23,955	72%
4/1/2017 - 3/31/2018	11.19	(0.05)		1.69	1.64	—		(0.48)	(0.48)	12.35	1.22%	1.05%	(0.40%)	14.80%	26,764	51%
6/8/2016 - 3/31/2017	10.06	(0.04)		1.37	1.33	—		(0.20)	(0.20)	11.19	1.43%	1.05%	(0.43%)	13.29%	12,385	49%
Advisor Class
4/1/2019 - 9/30/2019 (7)	$12.08	($0.03)		($0.60)	($0.63)	$—		$—	$—	$11.45	1.34%	1.00%	(0.44%)	(5.22%)	$5,033	16%
4/1/2018 - 3/31/2019	12.35	(0.05)		0.72	0.67	—		(0.94)	(0.94)	12.08	1.31%	1.05%	(0.42%)	5.86%	5,288	72%
4/1/2017 - 3/31/2018	11.19	(0.05)		1.69	1.64	—		(0.48)	(0.48)	12.35	1.37%	1.05%	(0.40%)	14.80%	13,574	51%
4/1/2016 - 3/31/2017	9.64	(0.05)		1.80	1.75	—		(0.20)	(0.20)	11.19	1.68%	1.05%	(0.43%)	18.23%	13,321	49%
1/11/2016 - 3/31/2016	9.27	(0.01)		0.38	0.37	—		—	—	9.64	12.19%	1.05%	(0.45%)	3.99%	234	7%
Class S
4/1/2019 - 9/30/2019 (7)	$12.12	($0.02)		($0.61)	($0.63)	$—		$—	$—	$11.49	1.19%	0.85%	(0.29%)	(5.20%)	$1,981	16%
4/1/2018 - 3/31/2019	12.38	(0.04)		0.72	0.68	—		(0.94)	(0.94)	12.12	1.16%	0.90%	(0.27%)	5.92%	2,287	72%
4/1/2017 - 3/31/2018	11.20	(0.03)		1.69	1.66	—		(0.48)	(0.48)	12.38	1.22%	0.90%	(0.25%)	14.97%	10,826	51%
4/1/2016 - 3/31/2017	9.63	(0.03)		1.80	1.77	(0.00	)(8)	(0.20)	(0.20)	11.20	1.53%	0.90%	(0.28%)	18.47%	9,680	49%
1/11/2016 - 3/31/2016	9.27	(0.00	)(8)	0.36	0.36	—		—	—	9.63	12.04%	0.90%	(0.29%)	3.88%	411	7%

See Notes to Financial Statements	See explanation of references on B-22

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

(1)	For share classes that commenced operations after April 1, 2014, the first date reported represents the commencement date of operations for that share class.
(2)	Net investment income (loss) per share has been calculated using the average shares method.
(3)	The ratios are annualized for periods of less than one full year.
(4)	The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios for all the Portfolio Optimization Funds do not include fees and expenses of the underlying funds in which the Portfolio Optimization Funds invest.
(5)	The total returns include reinvestment of all dividends and capital gain distributions, if any, and do not include deductions of any applicable sales charges. Total returns are not annualized for periods less than one full year.
(6)	Class B shares were converted to Class A shares on July 31, 2019.
(7)	Unaudited for the six-month period ended September 30, 2019.
(8)	Reflects an amount rounding to less than $0.01 per share.
(9)	The annualized ratios of expenses, excluding interest expense, after expense reductions to average net assets for the six-month period ended September 30, 2019 are as follows:

Fund	Class A	Class C	Class I	Class P	Advisor Class
Pacific Funds Floating Rate Income	0.99%	1.69%	0.69%	0.69%	0.74%

(10)	Includes $0.01 per share return of capital distribution.
(11)	Because of the change in fiscal year end from November 30 to March 31 for the Fund, the following periods are shown for the Fund prior to April 1, 2016: (i) the period from December 31, 2014 through November 30, 2015, which reflects the fiscal year end prior to the reorganization and (ii) the period from December 1, 2015 or class commencement date through March 31, 2016, which reflects the change in fiscal year end for the Fund upon the reorganization.

See Notes to Financial Statements

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

Pacific Funds Series Trust (which may be referred to as “Pacific Funds” or the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end, management investment company, and is organized as a Delaware statutory trust. Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. As of September 30, 2019, the Trust was comprised of thirty-four separate funds, eighteen of which are presented in these financial statements (each individually a “Fund”, and collectively the “Funds”):

Fund

Pacific FundsSM Portfolio Optimization Conservative (1)

Pacific FundsSM Portfolio Optimization Moderate-Conservative (1)

Pacific FundsSM Portfolio Optimization Moderate (1)

Pacific FundsSM Portfolio Optimization Growth (1)

Pacific FundsSM Portfolio Optimization Aggressive-Growth (1)

Pacific FundsSM Ultra Short Income (2)

Pacific FundsSM Short Duration Income (2)

Pacific FundsSM Core Income (2)

Pacific FundsSM Strategic Income (2)

Fund

Pacific FundsSM Floating Rate Income (2)

Pacific FundsSM High Income (2)

Pacific FundsSM Diversified Income

Pacific FundsSM Large-Cap (3)

Pacific FundsSM Large-Cap Value (3)

Pacific FundsSM Small/Mid-Cap (3)

Pacific FundsSM Small-Cap (3)

Pacific FundsSM Small-Cap Value (3)

Pacific FundsSM Small-Cap Growth (3)

(1)	These Funds are collectively known as the “Portfolio Optimization Funds”.
(2)	These Funds are collectively known as the “PF Fixed Income Funds”.
(3)	These Funds are collectively known as the “PF U.S. Equity Funds”.

The Portfolio Optimization Funds offer Class A, Class C, and Advisor Class shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees (see Note 6) and in general: (i) Class A shares are subject to a maximum 5.50% front-end sales charge (ii) Class C shares are subject to a maximum 1.00% contingent deferred sales charge (“CDSC”); and (iii) Advisor Class shares are sold at net asset value without a sales charge. The sales charge for Class A shares is reduced for purchases of $50,000 or more and may be waived in certain circumstances. There is no sales charge for Class A shares for purchases of $1 million or more, although there is a CDSC of 1.00% on redemptions of such Class A shares within one year of purchase, which may be waived in certain circumstances. Class C shares automatically convert to Class A shares approximately six years after the original purchase date. Effective July 31, 2019, all Class B shares were converted to Class A shares within each Fund, and Class B shares were concurrently terminated.

The PF Fixed Income Funds offer Class A, Class C, Class I, and Advisor Class shares, except Pacific Funds Ultra Short Income (which offers Class I and Advisor Class shares only). Additionally, Pacific Funds Core Income, Pacific Funds Floating Rate Income, and Pacific Funds High Income offer Class P shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees (see Note 6) and in general: (i) Class A shares of Pacific Funds Short Duration Income and Pacific Funds Floating Rate Income are subject to a maximum 3.00% front-end sales charge, and Class A shares of Pacific Funds Core Income, Pacific Funds Strategic Income, and Pacific Funds High Income are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I, Class P, and Advisor Class shares are sold at net asset value without a sales charge. The sales charge for Class A shares is reduced for purchases of $100,000 or more and may be waived in certain circumstances. There is no sales charge for Class A shares for purchases of $500,000 or more, although there is a CDSC of 1.00% of such Class A shares within one year of purchase, which may be waived in certain circumstances. Class C shares automatically convert to Class A shares approximately six years after the original purchase date.

The Pacific Funds Diversified Income offers Advisor Class shares only.

The PF U.S. Equity Funds offer Class A, Class C, Advisor Class, and Class S shares. Additionally, Pacific Funds Small-Cap Growth offers Class P shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees (see Note 6) and in general: (i) Class A shares are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class P, Advisor Class, and Class S shares are sold at net asset value without a sales charge. The sales charge for Class A shares is reduced for purchases of $100,000 or more and may be waived in certain circumstances. There is no sales charge for Class A shares for purchases of $500,000 or more, although there is a CDSC of 1.00% of such Class A shares within one year of purchase, which may be waived in certain circumstances. Class C shares automatically convert to Class A shares approximately six years after the original purchase date.

The Trust’s distributor receives all net commissions (front-end sales charges and CDSCs) from the sales of all applicable share classes (see Note 6).

The Portfolio Optimization Funds invest their assets in Class P shares of certain other funds of the Trust (collectively, the “PF Underlying Funds”) as well as Class P shares of Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth.

There is a separate semi-annual report containing the financial statements for the PF Underlying Funds, which is available without charge. For information on how to obtain the semi-annual report for these Funds, see the Where to Go for More Information section of this report on page D-5.

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which that Fund invests. Facility fees and other fees (such as origination fees) received from floating rate senior loan notes purchased (see Note 4) by a Fund are amortized over the expected term of each applicable senior loan. Commitment fees received by a Fund relating to unfunded senior loan commitments are amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income. Litigation settlements on securities that were previously held are recorded as realized gains on investment securities.

B. DISTRIBUTIONS TO SHAREHOLDERS

For the Portfolio Optimization Funds and PF U.S. Equity Funds, dividends on net investment income, if any, are generally declared and paid annually. For the PF Fixed Income Funds (except Pacific Funds Floating Rate Income, Pacific Funds Ultra Short Income), and Pacific Funds Diversified Income, dividends on net investment income, if any, are generally declared and paid monthly. For Pacific Funds Floating Rate Income and Pacific Funds Ultra Short Income, dividends, if any, are generally declared daily and paid monthly. Dividends may be declared more or less frequently if advantageous to the specific Fund and its shareholders.

All realized capital gains are distributed at least annually for each Fund. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

C. FOREIGN CURRENCY TRANSLATION

The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, which are denominated in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the Funds separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

D. ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated on a daily basis to each class of shares based upon the relative portion of net assets of each class. Certain Trust expenses directly attributable to a particular Fund are charged to that Fund (such as fund-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs) and class-specific fees and expenses are charged directly to the respective share class within each Fund. Generally, other Trust expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.

E. OFFERING COSTS

A new Fund bears all costs (or the applicable pro-rata share if there is more than one new Fund) associated with the offering expenses of the Fund including legal, printing, and support services (see Notes 6 and 7A). All such costs are amortized as an expense of the new Fund on a straight-line basis over twelve months from commencement of operations.

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy.

B. DETERMINATION OF NET ASSET VALUE (“NAV”)

Each Fund presented in these financial statements is divided into shares and share classes. The price per share of each class of a Fund’s shares is called the NAV. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the SEC), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange as of the scheduled closing time of the NYSE and does not normally take into account trading, clearances or settlements that take place after the scheduled close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments

OTC investments (including forward commitments, swap agreements and option contracts) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are valued using industry pricing models, broker quotes or other methodologies pursuant to the Trust’s Valuation Policy.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy.

Investments in Mutual Funds

Fund investments in affiliated or unaffiliated mutual funds are valued at their respective published NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, last reported sale/trade prices, and benchmark, proxy, and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of the Trust’s Administrator (see Note 6), and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 -	Quoted prices (unadjusted) in active markets for identical investments

• Level 2 -	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 -	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material policy changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. A summary of each Fund’s investments as of September 30, 2019, as categorized under the three-tier hierarchy of inputs, can be found in each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Total Return Swaps – Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each Fund as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

4. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

LIBOR Phaseout Risk

The United Kingdom’s Financial Conduct Authority, which regulates London Interbank Overnight Rates (“LIBOR”), has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on any of the Funds or on financial instruments in which a Fund invests, as well as other unforeseen effects, could result in losses to a Fund.

Fund of Funds Investments

The Portfolio Optimization Funds are exposed to the same risks as the applicable PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth in direct proportion to the allocation of assets among those funds. This semi-annual report contains information about the risks associated with investing in Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth. The semi-annual report for the PF Underlying Funds contains information about the risks associated with investing in the PF Underlying Funds. Allocations among the PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Portfolio Optimization Funds may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Funds seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any one or several PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth (See Note 7C).

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, price volatility, and liquidity risk, which may affect their value. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations, and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets. Risk may be more enhanced for investments in or exposure to investments in frontier market countries.

The Funds may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. The exact time frame for the implementation of Brexit is unknown and may change. Brexit may also

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(Unaudited)

increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU, and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of the Funds’ investments.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk, frontier markets risk, and geographic focus risk, among other risks.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships, and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR, Secured Overnight Financing Rate, or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of September 30, 2019, no participation interest in Senior Loans was held by any of the Funds presented in these financial statements.

Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of September 30, 2019, Pacific Funds Short Duration Income, Pacific Funds Core Income, Pacific Funds Strategic Income, Pacific Funds Floating Rate Income, and Pacific Funds High Income had unfunded loan commitments of $500,000, $1,250,000, $1,635,135, $8,514,747, and $22,523, respectively (see details in the Notes to Schedules of Investments).

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust, or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies, or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis, including To Be Announced (“TBA”) securities. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Segregation and Collateral

If a Fund engages in certain transactions, such as derivative investments or repurchase agreements, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/or the manager of the Fund. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts, and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues, and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions, and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below. The Portfolio Optimization Funds are exposed to the same derivative risks as the applicable PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and/or Pacific Funds Small-Cap Growth in direct proportion to the allocation of assets among those funds. The semi-annual report of the PF Underlying Funds discusses in further detail the derivative instruments and the reasons a PF Underlying Fund invested in derivatives during the reporting period.

Swap Agreements – Swap agreements are bilaterally negotiated agreements between the Funds and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or are executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Total Return Swaps – A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

None of the Funds presented in these financial statements held total return swaps as of September 30, 2019.

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

None of the Funds presented in these financial statements were subject to enforceable master agreements with netting arrangements as of September 30, 2019.

6. INVESTMENT ADVISORY, ADMINISTRATION AND SHAREHOLDER SERVICES, SUPPORT SERVICES, AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), serves as Investment Adviser to each Fund of the Trust. PLFA directly manages the Portfolio Optimization Funds. PLFA also manages the PF Fixed Income Funds under the name Pacific Asset Management (the Pacific Funds Diversified Income is managed by both Pacific Asset Management and sub-adviser Cadence Capital Management LLC). PLFA has retained another investment management firm to sub-advise the PF U.S. Equity Funds. Pursuant to Sub-Advisory Agreements, the Trust and PLFA engage various investment management firms under PLFA’s supervision to sub-advise certain Funds presented in these financial statements. PLFA, as Investment Adviser of the Trust, pays related management fees to these sub-advisers as compensation for their sub-advisory services provided to the Trust. PLFA receives investment advisory fees from each Fund which are based on the following annual percentage of the average daily net assets of each Fund:

Fund	Advisory Fee Rate	Advisory Fee Waiver through July 31, 2020	Sub-Adviser(s)
Pacific Funds Portfolio Optimization Conservative Pacific Funds Portfolio Optimization Moderate-Conservative Pacific Funds Portfolio Optimization Moderate Pacific Funds Portfolio Optimization Growth Pacific Funds Portfolio Optimization Aggressive-Growth	0.20%	0.025% above $2 billion to $3 billion 0.050% on next $2 billion 0.075% on next $2.5 billion 0.100% on excess
Pacific Funds Ultra Short Income	0.25%
Pacific Funds Short Duration Income	0.40%	0.025% above $1 billion to $2 billion 0.050% on next $1 billion 0.075% on excess
Pacific Funds Core Income	0.50%
Pacific Funds Strategic Income Pacific Funds High Income	0.60%
Pacific Funds Floating Rate Income	0.65%
Pacific Funds Diversified Income	0.35%		Cadence Capital Management LLC (co-managed with PAM)
Pacific Funds Large-Cap (1)	0.45%		Rothschild & Co Asset Management US Inc.
Pacific Funds Large-Cap Value (1)	0.55%		Rothschild & Co Asset Management US Inc.
Pacific Funds Small/Mid-Cap (1) Pacific Funds Small-Cap (1) Pacific Funds Small-Cap Value (1) Pacific Funds Small-Cap Growth (1)	0.75%		Rothschild & Co Asset Management US Inc.

(1)	Reflects new advisory fee rates effective June 28, 2019.

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The advisory fee and advisory fee waiver rates for the PF U.S. Equity Funds prior to June 28, 2019 were:

Fund	Advisory Fee Rate	Advisory Fee Waiver
Pacific Funds Large-Cap	0.65%	0.10%
Pacific Funds Large-Cap Value	0.65%
Pacific Funds Small/Mid-Cap Pacific Funds Small-Cap Pacific Funds Small-Cap Value Pacific Funds Small-Cap Growth	0.85%

Pursuant to an Administration and Shareholder Services Agreement (the “Administration Agreement”), Pacific Life serves as administrator (the “Administrator”) to the Trust. The administration fee is for procuring or providing administrative, transfer agency, and shareholder services. In addition, Pacific Life and PLFA provide support services to the Trust that are outside the scope of the Administrator’s and Investment Adviser’s responsibilities under the Administration Agreement and Investment Advisory Agreement. Under the Support Services Agreement, the Trust compensates Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, some of which include the time spent by legal, accounting, and compliance personnel of Pacific Life and PLFA (including individuals who may be officers or Trustees of the Trust), to attend meetings of the Board and to provide assistance with the coordination and supervision in connection with the services procured for the Trust. Support services do not include services for which PLFA is responsible pursuant to the Investment Advisory Agreement. The Trust reimburses Pacific Life and PLFA for these support services on an approximate cost basis.

Pacific Life receives an administration fee from each Fund and applicable share class presented in these financial statements, which are based on the following annual percentage of average daily net assets of each Fund:

Fund	Share Class (1)	Administration Fee Rate
Portfolio Optimization Funds	A, B, C, and Advisor	0.15%
Pacific Funds Ultra Short Income	Advisor	0.30%
	I	0.15%
Pacific Funds Short Duration Income Pacific Funds Strategic Income	A, C, and Advisor	0.30%
	I	0.15%
Pacific Funds Core Income Pacific Funds Floating Rate Income Pacific Funds High Income	A, C, and Advisor	0.30%
	I and P	0.15%
Pacific Funds Diversified Income	Advisor	0.30%
PF U.S. Equity Funds	A, C, and Advisor	0.30%
	S	0.15%
Pacific Funds Small-Cap Growth	P	0.15%

(1)	Class B shares were converted to Class A shares on July 31, 2019 (see Note 1 in Notes to Financial Statements).

Pursuant to a Distribution Agreement, Pacific Select Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Pacific Life, serves as distributor of the Trust’s shares. Under the Distribution Agreement, the Distributor bears all expenses of providing services, including costs of sales presentations, mailings, advertisements, and other marketing efforts by the Distributor in connection with the distribution or sale of the Trust’s shares and makes distribution and/or service payments to selling groups in connection with the sale of certain of the Trust’s shares and subsequent servicing needs of shareholders provided by selling groups. The Distributor receives distribution and service fees pursuant to class-specific distribution and service plans, each adopted in accordance with Rule 12b-1 (“12b-1”) under the 1940 Act (together the “12b-1 Plans”) for Class B, C, and R shares. The Distributor also receives service fees pursuant to a non-12b-1 service plan for Class A shares (“Class A Plan”). The Distributor receives distribution and/or service fees from each Fund and applicable share class presented in these financial statements, which are based on the following annual percentages of average daily net assets:

Plan	Share Class	Distribution Fee Rate	Service Fee Rate
12b-1 Plans	B (1) and C	0.75%	0.25%
Class A Plan	A		0.25%

(1)	Class B shares were converted to Class A shares on July 31, 2019 (see Note 1 in Notes to Financial Statements).

There are no distribution and service fees for Class I, Class P, Advisor Class, and Class S shares. The distribution and service fees are accrued daily. For the period ended September 30, 2019, the Distributor, acting as underwriter, received net commissions (front-end sales charges) of $2,451,328 from the sale of Class A shares and received $24,506 in CDSC from redemptions of Class A, B, and C shares.

7. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES, ADMINISTRATION FEES, DISTRIBUTION AND/OR SERVICE FEES, AND EXPENSES FOR SUPPORT SERVICES

The Investment Adviser, the Distributor, and Pacific Life are related parties. The advisory fees earned by the Investment Adviser, including any advisory fee waiver, the administration fees earned by Pacific Life, the distribution and/or service fees earned by the Distributor, and expenses for support services recovered by PLFA and Pacific Life (see Note 6) from each Fund presented in these financial statements for the

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

period ended September 30, 2019 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of September 30, 2019 are presented in the Statements of Assets and Liabilities.

B. EXPENSE LIMITATION AGREEMENTS

To help limit the Trust’s expenses, PLFA has contractually agreed to reimburse each Fund presented in these financial statements for certain operating expenses that exceed an annual rate based on a percentage of a Fund’s average daily net assets (“expense cap”). These operating expenses include, but are not limited to: administration fees and expenses; organizational expenses; custody expenses; expenses for audit, tax, and certain legal services; preparation, printing, filing, and distribution to existing shareholders of proxies, prospectuses and shareholder reports, and other regulatory documents, as applicable; independent trustees’ fees and expenses; and establishing, overseeing, and administering the Trust’s compliance program. These operating expenses do not include: investment advisory fees; distribution and/or service fees; dividends on securities sold short; acquired fund fees and expenses; interest (including commitment fees); taxes (including foreign taxes on dividends, interest or gains); brokerage commissions and other transactional expenses; and extraordinary expenses such as litigation expenses, liquidation expenses, reorganization expenses, and other expenses not incurred in the ordinary course of each Fund’s business. The expense caps for each Fund and share class presented in these financial statements are as follows:

Fund	Share Class (1)	Expense Caps
Portfolio Optimization Funds	A, B, C, and Advisor	0.15% through 7/31/2020 and 0.30% thereafter through 7/31/2023
Pacific Funds Ultra Short Income	I and Advisor	0.07% through 7/31/2022
Pacific Funds Short Duration Income	A, C, I, and Advisor	0.10% through 7/31/2020
Pacific Funds Core Income	A and C	0.10% through 7/31/2020
	I, Advisor, and P	0.05% through 7/31/2020
Pacific Funds Strategic Income	A and Advisor	0.10% through 7/31/2020
	C and I	0.05% through 7/31/2020
Pacific Funds Floating Rate Income	A and Advisor	0.10% through 7/31/2020
	C, I, and P	0.05% through 7/31/2020
Pacific Funds High Income	A, I, Advisor, and P	0.10% through 7/31/2020
	C	0.05% through 7/31/2020
Pacific Funds Diversified Income	Advisor	0.10% through 7/31/2022
Pacific Funds Large-Cap	A	0.20% through 7/31/2020
Pacific Funds Large-Cap Value	C and Advisor	0.20% through 7/31/2020
	S	0.10% through 7/31/2020
Pacific Funds Small/Mid-Cap	A	0.20% through 7/31/2020
Pacific Funds Small-Cap	C and Advisor	0.20% through 7/31/2020
Pacific Funds Small-Cap Value	S	0.15% through 7/31/2020
Pacific Funds Small-Cap Growth	A	0.15% through 7/31/2020
	C, Advisor, and P	0.20% through 7/31/2020
	S	0.05% through 7/31/2020

(1)	Class B shares were converted to Class A shares on July 31, 2019 (see Note 1 in Notes to Financial Statements).

There is no guarantee that PLFA will continue to cap expenses for a Fund upon the expiration of the expense cap. In addition, any expense reimbursements made by PLFA to a Fund are subject to recoupment by PLFA from such Fund in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment. Any amounts repaid to PLFA will have the effect of increasing such expenses of the applicable Fund, but not above the expense cap. The amounts of adviser reimbursement to each applicable Fund presented in these financial statements for the period ended September 30, 2019 are presented in the Statements of Operations. Any amounts that remained due from the Investment Adviser as of September 30, 2019 are presented in the Statements of Assets and Liabilities.

The cumulative expense reimbursement amounts, if any, as of September 30, 2019 that are subject to recoupment by PLFA from the Funds presented in these financial statements are as follows:

Fund	3/31/2020	3/31/2021	3/31/2022	3/31/2023
Pacific Funds Portfolio Optimization Conservative	$290,877	$250,155	$230,770	$108,613
Pacific Funds Portfolio Optimization Moderate-Conservative	376,333	334,819	305,325	140,147
Pacific Funds Portfolio Optimization Moderate	946,295	841,944	774,354	359,060
Pacific Funds Portfolio Optimization Growth	694,650	646,561	602,203	284,950
Pacific Funds Portfolio Optimization Aggressive-Growth	256,470	256,481	253,140	125,266
Pacific Funds Ultra Short Income				45,969
Pacific Funds Short Duration Income	600,137	1,000,932	1,385,844	1,093,359
Pacific Funds Core Income	1,321,088	2,102,504	1,843,904	1,047,768
Pacific Funds Strategic Income	587,614	1,246,313	1,612,421	903,148
Pacific Funds Floating Rate Income	1,512,901	3,114,566	4,391,138	2,086,950
Pacific Funds High Income	118,054	119,953	169,374	115,417
Pacific Funds Diversified Income				59,127
Pacific Funds Large-Cap	136,174	87,705	85,164	45,552
Pacific Funds Large-Cap Value	157,996	111,953	98,891	44,603
Pacific Funds Small/Mid-Cap	202,048	341,697	493,273	324,318

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Fund	3/31/2020	3/31/2021	3/31/2022	3/31/2023
Pacific Funds Small-Cap	$135,916	$88,698	$94,696	$46,317
Pacific Funds Small-Cap Value	161,192	104,441	90,131	42,849
Pacific Funds Small-Cap Growth	150,256	107,736	103,024	41,657

Total	$7,648,001	$10,756,458	$12,533,652	$6,915,070

There was no recoupment of expense reimbursement by PLFA from any Funds presented in these financial statements for the period ended September 30, 2019.

C. INVESTMENTS IN AFFILIATED FUNDS

As of September 30, 2019, each of the Portfolio Optimization Funds (aggregate of all share classes) owned Class P shares in each of the applicable affiliated PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and/or Pacific Funds Small-Cap Growth. A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended September 30, 2019 is as follows:

Fund/Underlying Fund	Beginning Value as of April 1, 2019	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2019
							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Conservative
Pacific Funds Core Income	$7,598,484	$32,814	$116,952	$928,491	$4,000	$297,342	$7,121,101	647,373
Pacific Funds Floating Rate Income	6,356,221	44,233	157,185	531,051	(12,296)	33,872	6,048,164	609,080
Pacific Funds High Income	16,618,804	97,666	442,420	1,569,545	(18,366)	246,536	15,817,515	1,562,996
PF Inflation Managed	14,124,612	69,227	—	1,571,329	31,693	534,936	13,189,139	1,436,725
PF Managed Bond	93,902,067	406,571	—	11,373,739	150,485	5,058,980	88,144,364	7,884,111
PF Short Duration Bond	37,048,639	2,738,855	—	3,136,005	16,483	793,807	37,461,779	3,690,816
PF Emerging Markets Debt	12,751,835	60,344	—	1,205,792	1,614	134,017	11,742,018	1,268,037
Pacific Funds Small-Cap Growth	760,923	6,066	—	62,598	(12,204)	(26,364)	665,823	58,201
PF Developing Growth	498,405	2,949	—	53,517	995	(13,057)	435,775	24,441
PF Growth	2,323,716	10,578	—	334,833	21,269	155,084	2,175,814	74,184
PF Large-Cap Value	4,668,784	26,066	—	506,802	14,443	278,427	4,480,918	351,997
PF Multi-Asset	37,434,469	202,761	—	4,160,279	84,136	1,770,275	35,331,362	3,423,582
PF Small-Cap Value	1,255,559	9,637	—	120,731	(25,614)	49,585	1,168,436	139,598
PF Emerging Markets	5,103,493	19,340	—	2,950,823	186,757	(227,705)	2,131,062	145,267
PF International Large-Cap	1,396,039	8,268	—	150,672	4,467	68,585	1,326,687	108,301
PF International Small-Cap	1,272,421	9,281	—	121,509	(15,331)	(396)	1,144,466	120,979
PF International Value	1,375,816	11,120	—	114,778	(1,993)	(7,858)	1,262,307	169,437
PF Real Estate	3,877,366	16,685	—	505,001	(5,503)	406,015	3,789,562	278,031
PF Currency Strategies	3,796,527	3,533,237	—	478,214	(15,562)	(20,505)	6,815,483	735,219
PF Equity Long/Short (4)	3,802,632	8,714	—	3,630,548	(649,066)	468,268	—	—
	$255,966,812	$7,314,412	$716,557	$33,506,257	($239,593)	$9,999,844	$240,251,775

Pacific Funds Portfolio Optimization Moderate-Conservative
Pacific Funds Core Income	$8,822,165	$46,006	$135,846	$1,130,308	$7,545	$344,142	$8,225,396	747,763
Pacific Funds Floating Rate Income	7,416,217	67,755	183,891	656,373	(15,393)	40,383	7,036,480	708,608
Pacific Funds High Income	22,357,375	149,535	597,023	2,263,132	(25,110)	334,547	21,150,238	2,089,944
PF Inflation Managed	9,357,278	50,001	—	1,084,747	24,551	353,014	8,700,097	947,723
PF Managed Bond	109,150,939	581,321	—	13,424,562	168,003	5,916,706	102,392,407	9,158,534
PF Short Duration Bond	29,791,079	5,709,982	—	2,929,230	21,208	665,199	33,258,238	3,276,674
PF Emerging Markets Debt	16,726,117	92,822	—	1,668,522	3,287	179,387	15,333,091	1,655,841
Pacific Funds Small-Cap Growth	1,108,836	9,369	—	94,453	12,335	(68,725)	967,362	84,560
PF Developing Growth	726,274	4,190	—	83,999	14,987	(31,531)	629,921	35,329
PF Growth	9,783,262	51,444	—	1,506,107	99,301	645,382	9,073,282	309,352
PF Large-Cap Value	21,330,322	113,549	—	2,426,878	74,562	1,265,968	20,357,523	1,599,177
PF Multi-Asset	81,552,140	432,709	—	9,432,338	250,928	3,785,368	76,588,807	7,421,396
PF Small-Cap Value	3,659,180	30,099	—	362,514	(63,906)	132,214	3,395,073	405,624
PF Emerging Markets	13,015,087	67,823	—	6,647,765	632,284	(720,649)	6,346,780	432,637
PF International Large-Cap	6,473,127	34,260	—	732,247	22,633	316,171	6,113,944	499,097
PF International Small-Cap	3,708,606	31,083	—	383,054	(22,657)	(23,267)	3,310,711	349,969
PF International Value	7,108,208	59,838	—	613,983	(13,205)	(40,424)	6,500,434	872,542
PF Real Estate	9,418,586	50,005	—	1,250,852	(15,578)	985,651	9,187,812	674,087
PF Currency Strategies	5,533,000	5,178,485	—	752,773	(37,111)	(15,650)	9,905,951	1,068,603
PF Equity Long/Short (4)	5,541,750	10,489	—	5,288,677	(926,597)	663,035	—	—
	$372,579,548	$12,770,765	$916,760	$52,732,514	$212,067	$14,726,921	$348,473,547

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Fund/Underlying Fund	Beginning Value as of April 1, 2019	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2019
							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Moderate
Pacific Funds Core Income	$18,006,462	$52,096	$280,098	$2,053,262	$17,678	$707,461	$17,010,533	1,546,412
Pacific Funds Floating Rate Income	11,459,848	71,921	284,149	1,029,614	(24,571)	62,930	10,824,663	1,090,097
Pacific Funds High Income	46,123,452	208,839	1,238,883	4,792,358	(48,735)	690,020	43,420,101	4,290,524
PF Inflation Managed	11,582,422	47,505	—	1,324,675	31,542	437,062	10,773,856	1,173,623
PF Managed Bond	219,577,492	17,505,442	—	26,555,604	404,710	12,465,248	223,397,288	19,981,868
PF Short Duration Bond	69,140,691	349,300	—	6,277,063	117,876	1,354,894	64,685,698	6,372,975
PF Emerging Markets Debt	23,004,631	67,221	—	2,298,811	10,776	242,444	21,026,261	2,270,655
Pacific Funds Small-Cap Growth	6,862,909	34,926	—	566,948	(60,888)	(291,028)	5,978,971	522,637
PF Developing Growth	4,495,080	13,440	—	506,355	12,971	(115,610)	3,899,526	218,706
PF Growth	86,169,450	248,710	—	13,216,225	894,334	5,639,939	79,736,208	2,718,589
PF Large-Cap Value	75,681,904	223,506	—	8,480,482	(3,524,375)	8,273,866	72,174,419	5,669,632
PF Multi-Asset	401,029,374	1,169,616	—	43,384,305	934,021	18,976,768	378,725,474	36,698,205
PF Small-Cap Value	22,646,588	116,433	—	2,092,079	(136,138)	555,236	21,090,040	2,519,718
PF Emerging Markets	46,031,557	145,542	—	20,937,887	2,823,860	(3,112,897)	24,950,175	1,700,762
PF International Large-Cap	19,459,547	57,138	—	2,167,937	66,043	949,726	18,364,517	1,499,144
PF International Small-Cap	11,476,951	58,217	—	1,041,702	(53,217)	(96,453)	10,343,796	1,093,424
PF International Value	21,997,625	113,523	—	1,842,592	(52,123)	(123,441)	20,092,992	2,697,046
PF Real Estate	29,145,205	84,026	—	3,942,015	5,117	2,985,343	28,277,676	2,074,664
PF Currency Strategies	14,268,549	13,331,506	—	1,938,784	(92,312)	(47,028)	25,521,931	2,753,175
PF Equity Long/Short (4)	14,291,047	—	—	13,609,494	(2,416,521)	1,734,968	—	—
	$1,152,450,784	$33,898,907	$1,803,130	$158,058,192	($1,089,952)	$51,289,448	$1,080,294,125

Pacific Funds Portfolio Optimization Growth
Pacific Funds Core Income	$5,821,489	$11,316	$91,157	$557,882	$3,733	$231,235	$5,601,048	509,186
Pacific Funds Floating Rate Income	4,417,354	20,026	109,897	373,277	(8,945)	23,674	4,188,729	421,826
Pacific Funds High Income	26,669,108	69,730	721,539	2,353,142	(23,526)	395,886	25,479,595	2,517,747
PF Inflation Managed	4,464,711	14,714	—	429,090	9,497	171,459	4,231,291	460,925
PF Managed Bond	70,124,800	13,119,206	—	7,044,098	97,247	4,286,568	80,583,723	7,207,846
PF Short Duration Bond	17,767,979	58,949	—	1,472,626	35,089	344,416	16,733,807	1,648,651
PF Emerging Markets Debt	13,301,449	26,111	—	1,155,986	15,186	128,709	12,315,469	1,329,964
Pacific Funds Small-Cap Growth	10,582,026	35,407	—	762,242	(78,753)	(463,077)	9,313,361	814,105
PF Developing Growth	6,930,939	13,927	—	627,577	15,356	(187,606)	6,145,039	344,646
PF Growth	56,556,688	109,669	—	7,356,321	1,985,511	2,304,825	53,600,372	1,827,493
PF Large-Cap Value	52,644,228	104,447	—	4,706,858	292,168	3,052,732	51,386,717	4,036,663
PF Multi-Asset	439,328,375	860,812	—	42,857,667	847,256	20,996,546	419,175,322	40,617,764
PF Small-Cap Value	26,189,940	88,517	—	1,905,624	(114,153)	614,244	24,872,924	2,971,676
PF Emerging Markets	48,795,883	118,022	—	17,096,266	1,448,444	(1,683,069)	31,583,014	2,152,898
PF International Large-Cap	23,827,393	47,207	—	2,400,751	75,894	1,172,062	22,721,805	1,854,841
PF International Small-Cap	8,848,134	29,505	—	638,953	(32,510)	(83,740)	8,122,436	858,608
PF International Value	26,526,020	89,992	—	1,937,397	(80,744)	(123,306)	24,474,565	3,285,176
PF Real Estate	26,963,249	52,223	—	3,093,969	(4,742)	2,806,526	26,723,287	1,960,623
PF Currency Strategies	8,800,318	8,230,980	—	1,048,957	(35,994)	(50,078)	15,896,269	1,714,808
PF Equity Long/Short (4)	8,814,136	—	—	8,393,453	(1,361,216)	940,533	—	—
	$887,374,219	$23,100,760	$922,593	$106,212,136	$3,084,798	$34,878,539	$843,148,773

Pacific Funds Portfolio Optimization Aggressive-Growth
Pacific Funds Core Income	$314,307	$2,205	$5,023	$22,802	$580	$12,323	$311,636	28,331
Pacific Funds Floating Rate Income	3,801	—	2	3,815	12	—	—	—
Pacific Funds High Income	1,559,871	12,243	43,060	99,214	744	21,206	1,537,910	151,967
PF Managed Bond	4,388,991	34,281	—	319,408	13,827	237,788	4,355,479	389,578
PF Short Duration Bond	1,558,880	4,687,527	—	258,431	1,780	77,802	6,067,558	597,789
PF Emerging Markets Debt	1,556,007	11,231	—	86,637	(56)	15,878	1,496,423	161,601
Pacific Funds Small-Cap Growth	4,641,966	39,812	—	254,551	(25,644)	(215,698)	4,185,885	365,899
PF Developing Growth	3,040,477	19,336	—	218,863	4,020	(86,528)	2,758,442	154,708
PF Growth	31,504,514	154,359	—	2,896,773	641,599	1,799,746	31,203,445	1,063,875
PF Large-Cap Value	16,781,066	103,555	—	1,034,065	134,878	944,712	16,930,146	1,329,941
PF Multi-Asset	176,778,623	875,215	—	11,134,033	253,624	8,746,956	175,520,385	17,007,789
PF Small-Cap Value	16,849,568	141,826	—	933,334	(53,099)	376,721	16,381,682	1,957,190
PF Emerging Markets	18,680,820	104,213	—	5,631,547	679,821	(781,189)	13,052,118	889,715
PF International Large-Cap	6,968,174	42,902	—	459,289	58,822	312,776	6,923,385	565,174
PF International Small-Cap	4,657,643	33,815	—	254,551	(13,387)	(48,961)	4,374,559	462,427
PF International Value	7,935,351	68,136	—	441,209	(11,991)	(51,467)	7,498,820	1,006,553
PF Real Estate	9,462,486	46,706	—	766,387	(2,784)	1,016,145	9,756,166	715,786
PF Currency Strategies	2,316,273	2,202,586	—	208,660	(2,618)	(21,852)	4,285,729	462,322
PF Equity Long/Short (4)	2,319,912	6,217	—	2,214,881	(362,041)	250,793	—	—
	$311,318,730	$8,586,165	$48,085	$27,238,450	$1,318,087	$12,607,151	$306,639,768

(1)	Purchase cost excludes distributions received and reinvested, if any.

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

(2)

Distributions received include distributions from net investment income, if any, from the PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and/or Pacific Funds Small-Cap Growth.

(3)

Net realized gain (loss) includes capital gains distributions from the PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and/or Pacific Funds Small-Cap Growth, if any.

(4)	All shares in the PF Equity Long/Short Fund were fully redeemed during the period ended September 30, 2019.

As of September 30, 2019, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:

Fund	Ownership Percentage
Pacific Funds Ultra Short Income	100.00%
Pacific Funds Diversified Income	100.00%
Pacific Funds Large-Cap Value	40.09%
Pacific Funds Small-Cap Value	35.52%
Pacific Funds Small-Cap Growth	10.14%

D. INDEPENDENT TRUSTEES

The Trust pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations. Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees, which otherwise would be payable for services performed. Amounts in the deferral account are obligations of each Fund at the time of such deferral and are payable in accordance with the Plan. A Trustee who defers compensation has the ability to select credit rate options that track the performance, at NAV of Class A and Class P shares of certain series of the Trust without a sales load or at NAV of Class I shares of the Pacific Select Fund. Pacific Select Fund is a Delaware statutory trust and is registered under the 1940 Act as an open-end management investment company. PLFA is the Investment Adviser to Pacific Select Fund. The obligation of each Fund under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation). Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of that Fund to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation on a Fund’s DCP Liability account is recorded as an increase or decrease to expenses (trustees’ fees and expenses). For the period ended September 30, 2019, such expenses increased by $3,426 for all applicable Funds presented in these financial statements as a result of the market value appreciation on such accounts. As of September 30, 2019, the total amount in the DCP Liability accounts for all applicable Funds presented in these financial statements was $45,706.

E. OFFICERS OF THE TRUST

None of the officers of the Trust received compensation from the Trust.

F. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

G. INTERFUND TRANSACTIONS

In accordance with Rule 17a-7 under the 1940 Act and applicable Trust policies and procedures, purchase and sale transactions may be conducted between a Fund of the Trust and another Fund of the Trust or certain affiliates of the Trust if conducted at the independent “current market price” (the last sales price, intra-day price, or average of highest bid/lowest offer, as applicable) on a commission-free basis with no remuneration paid in connection with the transaction (other than cash payment against prompt delivery). At the quarterly Board meeting subsequent to the purchase and sale transactions taking place, the Board will be asked to determine that the transactions were conducted in compliance with applicable Trust policies and procedures.

For the period ended September 30, 2019, there were no purchase and sale transactions with an affiliated Fund conducted in compliance with Rule 17a-7 under the 1940 Act.

8. COMMITTED LINE OF CREDIT

The Trust has an unsecured $200,000,000 committed revolving line of credit agreement with a syndicate of banks, which is renewed annually. The committed line of credit applies to Pacific Funds Floating Rate Income only. The interest rate on borrowing under the line of credit agreement is the Federal Funds effective rate, plus 1.20%. Pacific Funds Floating Rate Income paid an upfront fee of 0.025% and pays a commitment fee equal to 0.20% per annum on the daily unused portion of the committed line up to a maximum, including upfront fee, of

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

$450,000. As of September 30, 2019, the actual interest rate on borrowing by the Trust was 3.216%. The commitment fees and interest incurred by Pacific Funds Floating Rate Income are recorded as an expense. For the period ended September 30, 2019, Pacific Funds Floating Rate Income had no loans outstanding in connection with this revolving line of credit.

9. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the period ended September 30, 2019, are summarized in the following table:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Pacific Funds Portfolio Optimization Conservative	$—	$—	$8,030,969	$33,506,257
Pacific Funds Portfolio Optimization Moderate-Conservative	—	—	13,687,525	52,732,514
Pacific Funds Portfolio Optimization Moderate	—	—	35,702,037	158,058,192
Pacific Funds Portfolio Optimization Growth	—	—	24,023,353	106,212,136
Pacific Funds Portfolio Optimization Aggressive-Growth	—	—	8,634,250	27,238,450
Pacific Funds Ultra Short Income	1,200,731	499,707	22,410,394	2,813,967
Pacific Funds Short Duration Income	58,622,578	22,555,000	395,387,864	194,848,462
Pacific Funds Core Income	67,438,496	49,130,371	338,159,966	191,031,546
Pacific Funds Strategic Income	—	—	316,299,333	204,332,012
Pacific Funds Floating Rate Income	495,000	497,500	898,039,696	1,105,159,097
Pacific Funds High Income	—	—	34,899,829	35,258,025
Pacific Funds Diversified Income	2,102,447	—	26,904,813	1,205,698
Pacific Funds Large-Cap	—	—	7,189,904	7,395,879
Pacific Funds Large-Cap Value	—	—	4,339,781	4,313,975
Pacific Funds Small/Mid-Cap	—	—	61,912,806	85,241,528
Pacific Funds Small-Cap	—	—	3,822,267	4,912,851
Pacific Funds Small-Cap Value	—	—	4,575,042	3,771,580
Pacific Funds Small-Cap Growth	—	—	5,163,648	7,020,672

10. FEDERAL INCOME TAX INFORMATION

Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”). A Fund that qualifies as a RIC does not have to pay income tax as long as it distributes sufficient taxable income and net capital gains. Each Fund declared and paid sufficient dividends on net investment income and capital gains distributions during the fiscal year or period ended March 31, 2019, to qualify as a RIC and is not required to pay Federal income tax under the Code. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined in accordance with income tax regulations, which may differ from U.S. GAAP for financial reporting purposes. These differences are primarily due to differing treatments for short-term capital gain distributions received, late year ordinary and post-October capital losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of capital accounts. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each Fund.

The following table shows the accumulated capital losses and components of distributable earnings on a tax basis, and late year ordinary losses and post-October capital losses deferred, if any, for tax purposes as of March 31, 2019:

		Distributable Earnings		Late-Year Ordinary and Post-October Losses Deferrals
Fund	Accumulated Capital Losses	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late-Year Ordinary Losses	Short-Term Capital Losses	Long-Term Capital Losses	Total
Pacific Funds Portfolio Optimization Conservative	$—	$78,457	$474,053	$—	$—	$—	$—
Pacific Funds Portfolio Optimization Moderate-Conservative	—	—	1,191,046	265,871	—	—	265,871
Pacific Funds Portfolio Optimization Moderate	—	—	36,583,909	1,286,457	—	—	1,286,457
Pacific Funds Portfolio Optimization Growth	—	—	41,074,489	1,624,522	—	—	1,624,522
Pacific Funds Portfolio Optimization Aggressive-Growth	—	—	17,856,281	364,724	—	—	364,724
Pacific Funds Short Duration Income	(2,538,276)	345,628	—	—	—	—	—
Pacific Funds Core Income	(22,574,194)	572,189	—	—	—	—	—
Pacific Funds Strategic Income	(10,252,266)	747,906	—	—	—	—	—
Pacific Funds Floating Rate Income	(54,035,929)	1,425,793	—	—	—	—	—
Pacific Funds High Income	(9,624,106)	84,552	—	—	—	—	—
Pacific Funds Large-Cap	—	43,380	—	—	181,330	—	181,330
Pacific Funds Large-Cap Value	—	77,863	1,291,253	—	319,187	—	319,187
Pacific Funds Small/Mid-Cap	—	117,516	—	—	3,050,463	1,826,908	4,877,371
Pacific Funds Small-Cap	—	—	—	16,454	619,130	—	635,584
Pacific Funds Small-Cap Value	—	—	—	4,052	438,737	—	442,789
Pacific Funds Small-Cap Growth	—	—	—	58,336	1,213,535	—	1,271,871

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Accumulated capital losses represent net capital loss carryovers as of March 31, 2019 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. The following table shows the amounts of capital loss carryover, if any, by each of the applicable Funds as of March 31, 2019 and capital loss carryover from prior years utilized during the year or period ended March 31, 2019:

	Unlimited Period of Net Capital Loss Carryover		Accumulated Capital Loss Carryover	Capital Loss Carryover Utilized During the Year Ended March 31, 2019
Fund	Short Term	Long Term
Pacific Funds Short Duration Income	($694,385)	($1,843,891)	($2,538,276)	$—
Pacific Funds Core Income	(8,959,078)	(13,615,116)	(22,574,194)	—
Pacific Funds Strategic Income	(2,725,800)	(7,526,466)	(10,252,266)	680,941
Pacific Funds Floating Rate Income	(8,051,085)	(45,984,844)	(54,035,929)	—
Pacific Funds High Income	(3,919,736)	(5,704,370)	(9,624,106)	—

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives for Federal income tax purposes as of September 30, 2019, were as follows:

Fund	Total Cost of Investments on Tax Basis (1)	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments	Net Unrealized Appreciation (Depreciation) on Other (2)	Net Unrealized Appreciation (Depreciation)
Pacific Funds Portfolio Optimization Conservative	$229,480,636	$11,394,345	($623,206)	$10,771,139	$—	$10,771,139
Pacific Funds Portfolio Optimization Moderate-Conservative	330,335,881	18,615,918	(478,252)	18,137,666	—	18,137,666
Pacific Funds Portfolio Optimization Moderate	979,337,928	102,112,844	(1,156,647)	100,956,197	—	100,956,197
Pacific Funds Portfolio Optimization Growth	752,927,065	91,088,469	(866,761)	90,221,708	—	90,221,708
Pacific Funds Portfolio Optimization Aggressive-Growth	269,243,723	37,634,236	(238,191)	37,396,045	—	37,396,045
Pacific Funds Ultra Short Income	25,257,977	32,954	(3,100)	29,854	—	29,854
Pacific Funds Short Duration Income	967,115,125	12,078,350	(613,389)	11,464,961	1,563	11,466,524
Pacific Funds Core Income	821,294,407	32,996,437	(2,156,011)	30,840,426	3,906	30,844,332
Pacific Funds Strategic Income	733,656,355	22,206,253	(7,607,421)	14,598,832	3,441	14,602,273
Pacific Funds Floating Rate Income	1,608,630,287	7,594,068	(18,684,220)	(11,090,152)	17,702	(11,072,450)
Pacific Funds High Income	119,926,036	3,739,966	(2,113,167)	1,626,799	(99)	1,626,700
Pacific Funds Diversified Income	28,111,232	806,113	(731,072)	75,041	(136)	74,905
Pacific Funds Large-Cap	16,990,423	3,841,931	(405,312)	3,436,619	—	3,436,619
Pacific Funds Large-Cap Value	15,849,794	4,028,007	(321,254)	3,706,753	—	3,706,753
Pacific Funds Small/Mid-Cap	317,998,704	47,515,251	(17,146,884)	30,368,367	—	30,368,367
Pacific Funds Small-Cap	16,677,331	2,628,473	(1,023,560)	1,604,913	—	1,604,913
Pacific Funds Small-Cap Value	17,398,769	2,674,160	(1,019,212)	1,654,948	—	1,654,948
Pacific Funds Small-Cap Growth	28,561,672	5,477,123	(1,993,974)	3,483,149	—	3,483,149

(1)	The difference between the total cost of investments on tax basis and investments, at cost, as presented in the Statements of Assets and Liabilities is primarily due to wash sale loss deferrals.
(2)	Other includes net appreciation or depreciation on derivatives, short sales, and foreign currencies, if any.

Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each Fund remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended as of and after March 31, 2015.

11. TAX CHARACTER OF DISTRIBUTIONS

The tax character of income and capital gains distributions to shareholders during the period ended September 30, 2019 and the fiscal year ended March 31, 2019, were as follows:

	For the Six-Month Period Ended September 30, 2019			For the Year Ended March 31, 2019
Fund	Ordinary Income	Long-Term Capital Gains	Total Distributions	Ordinary Income	Long-Term Capital Gains	Total Distributions
Pacific Funds Portfolio Optimization Conservative	$—	$—	$—	$4,642,221	$23,187,289	$27,829,510
Pacific Funds Portfolio Optimization Moderate-Conservative	—	—	—	6,200,006	57,672,779	63,872,785
Pacific Funds Portfolio Optimization Moderate	—	—	—	19,771,780	190,255,666	210,027,446
Pacific Funds Portfolio Optimization Growth	—	—	—	13,505,156	162,160,174	175,665,330
Pacific Funds Portfolio Optimization Aggressive-Growth	—	—	—	4,899,802	54,028,116	58,927,918
Pacific Funds Ultra Short Income	152,791	—	152,791
Pacific Funds Short Duration Income	11,949,475	—	11,949,475	13,498,890	—	13,498,890
Pacific Funds Core Income	11,209,633	—	11,209,633	20,673,956	—	20,673,956
Pacific Funds Strategic Income	14,034,738	—	14,034,738	25,561,308	—	25,561,308
Pacific Funds Floating Rate Income	42,386,721	—	42,386,721	89,807,013	—	89,807,013
Pacific Funds High Income	3,406,387	—	3,406,387	3,988,717	—	3,988,717
Pacific Funds Diversified Income	211,988	—	211,988
Pacific Funds Large-Cap	—	—	—	262,635	636,907	899,542

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	For the Six-Month Period Ended September 30, 2019			For the Year Ended March 31, 2019
Fund	Ordinary Income	Long-Term Capital Gains	Total Distributions	Ordinary Income	Long-Term Capital Gains	Total Distributions
Pacific Funds Large-Cap Value	$—	$—	$—	$468,565	$1,464,784	$1,933,349
Pacific Funds Small/Mid-Cap	—	—	—	23,990	6,986,929	7,010,919
Pacific Funds Small-Cap	—	—	—	171,014	887,627	1,058,641
Pacific Funds Small-Cap Value	—	—	—	528,529	3,453,991	3,982,520
Pacific Funds Small-Cap Growth	—	—	—	555,700	4,368,444	4,924,144

12. SHARES OF BENEFICIAL INTEREST

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value unless otherwise determined by the trustees of the Board. Changes in shares of beneficial interest of each Fund for the period ended September 30, 2019 and the fiscal year ended March 31, 2019, were as follows:

	Pacific Funds Portfolio Optimization Conservative (1) (2)		Pacific Funds Portfolio Optimization Moderate-Conservative (1) (2)		Pacific Funds Portfolio Optimization Moderate (1) (2)		Pacific Funds Portfolio Optimization Growth (1) (2)
	Six-Month Period Ended 9/30/2019	Year Ended 3/31/2019	Six-Month Period Ended 9/30/2019	Year Ended 3/31/2019	Six-Month Period Ended 9/30/2019	Year Ended 3/31/2019	Six-Month Period Ended 9/30/2019	Year Ended 3/31/2019

Class A
Shares sold	5,270,656	1,597,168	6,557,562	1,937,860	15,290,762	5,162,968	10,172,127	3,767,426
Dividends and distribution reinvested	—	1,257,417	—	3,178,474	—	9,730,329	—	8,167,065
Shares repurchased	(1,811,359)	(3,103,888)	(2,776,517)	(4,994,834)	(7,341,775)	(10,845,624)	(4,936,916)	(7,456,705)
Converted from Class B shares	1,355,707	—	2,032,245	—	6,090,089	—	4,316,826	—
Converted from Class R shares	—	420,991	—	468,319	—	1,861,409	—	1,066,096
Net increase (decrease)	4,815,004	171,688	5,813,290	589,819	14,039,076	5,909,082	9,552,037	5,543,882
Beginning shares outstanding	11,830,609	11,658,921	18,667,514	18,077,695	54,354,174	48,445,092	41,456,527	35,912,645
Ending shares outstanding	16,645,613	11,830,609	24,480,804	18,667,514	68,393,250	54,354,174	51,008,564	41,456,527

Class B
Shares sold	6,246	63,288	—	26,848	17,102	64,612	12,085	46,713
Dividends and distribution reinvested	—	186,621	—	476,846	—	1,460,526	—	1,137,653
Shares repurchased	(274,318)	(825,329)	(581,852)	(994,617)	(1,418,786)	(2,427,834)	(915,455)	(1,701,102)
Converted to Class A shares	(1,392,882)	—	(2,086,509)	—	(6,218,286)	—	(4,419,822)	—
Net increase (decrease)	(1,660,954)	(575,420)	(2,668,361)	(490,923)	(7,619,970)	(902,696)	(5,323,192)	(516,736)
Beginning shares outstanding	1,660,954	2,236,374	2,668,361	3,159,284	7,619,970	8,522,666	5,323,192	5,839,928
Ending shares outstanding	—	1,660,954	—	2,668,361	—	7,619,970	—	5,323,192

Class C
Shares sold	383,930	1,043,597	302,181	960,955	661,706	1,880,807	571,520	1,424,262
Dividends and distribution reinvested	—	1,232,997	—	2,331,644	—	6,244,815	—	4,590,292
Shares repurchased	(6,258,611)	(3,578,110)	(7,202,613)	(4,376,803)	(17,192,144)	(8,912,732)	(11,219,504)	(5,149,545)
Net increase (decrease)	(5,874,681)	(1,301,516)	(6,900,432)	(1,084,204)	(16,530,438)	(787,110)	(10,647,984)	865,009
Beginning shares outstanding	11,161,492	12,463,008	13,079,688	14,163,892	32,395,173	33,182,283	21,769,022	20,904,013
Ending shares outstanding	5,286,811	11,161,492	6,179,256	13,079,688	15,864,735	32,395,173	11,121,038	21,769,022

Class R
Shares sold		61,451		52,493		298,466		128,201
Dividends and distribution reinvested		47,513		79,531		337,098		208,360
Shares repurchased		(133,625)		(71,303)		(465,670)		(271,319)
Converted to Class A shares		(424,537)		(472,409)		(1,870,573)		(1,070,764)
Net increase (decrease)		(449,198)		(411,688)		(1,700,679)		(1,005,522)
Beginning shares outstanding		449,198		411,688		1,700,679		1,005,522
Ending shares outstanding		—		—		—		—

Advisor Class
Shares sold	180,014	299,940	133,359	508,196	263,254	1,257,594	274,036	1,022,418
Dividends and distribution reinvested	—	79,399	—	102,586	—	418,832	—	356,472
Shares repurchased	(102,749)	(429,827)	(131,158)	(306,020)	(391,597)	(1,054,902)	(356,900)	(910,814)
Net increase (decrease)	77,265	(50,488)	2,201	304,762	(128,343)	621,524	(82,864)	468,076
Beginning shares outstanding	671,680	722,168	716,525	411,763	2,237,225	1,615,701	1,517,938	1,049,862
Ending shares outstanding	748,945	671,680	718,726	716,525	2,108,882	2,237,225	1,435,074	1,517,938

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Pacific Funds Portfolio Optimization Aggressive-Growth (1) (2)		Pacific Funds Ultra Short Income (3)		Pacific Funds Short Duration Income		Pacific Funds Core Income
	Six-Month Period Ended 9/30/2019	Year Ended 3/31/2019	Six-Month Period Ended 9/30/2019	Year Ended 3/31/2019	Six-Month Period Ended 9/30/2019	Year Ended 3/31/2019	Six-Month Period Ended 9/30/2019	Year Ended 3/31/2019

Class A
Shares sold	2,875,513	1,335,888			5,101,611	6,906,877	5,685,248	1,795,140
Dividends and distribution reinvested	—	2,541,596			143,163	195,764	130,157	274,431
Shares repurchased	(1,188,400)	(1,862,315)			(1,518,673)	(4,760,683)	(1,761,068)	(6,891,164)
Converted from Class B shares	1,259,139	—			—	—	—	—
Converted from Class R shares	—	415,846			—	—	—	—
Net increase (decrease)	2,946,252	2,431,015			3,726,101	2,341,958	4,054,337	(4,821,593)
Beginning shares outstanding	13,581,101	11,150,086			11,543,770	9,201,812	7,806,798	12,628,391
Ending shares outstanding	16,527,353	13,581,101			15,269,871	11,543,770	11,861,135	7,806,798

Class B
Shares sold	2,950	19,924
Dividends and distribution reinvested	—	319,371
Shares repurchased	(225,144)	(449,268)
Converted to Class A shares	(1,302,603)	—
Net increase (decrease)	(1,524,797)	(109,973)
Beginning shares outstanding	1,524,797	1,634,770
Ending shares outstanding	—	1,524,797

Class C
Shares sold	223,609	536,522			995,053	1,561,216	936,103	758,103
Dividends and distribution reinvested	—	1,266,010			39,341	71,193	69,236	190,738
Shares repurchased	(3,059,747)	(1,494,004)			(1,157,513)	(1,482,348)	(3,411,990)	(2,896,942)
Net increase (decrease)	(2,836,138)	308,528			(123,119)	150,061	(2,406,651)	(1,948,101)
Beginning shares outstanding	6,207,765	5,899,237			4,489,553	4,339,492	7,726,350	9,674,451
Ending shares outstanding	3,371,627	6,207,765			4,366,434	4,489,553	5,319,699	7,726,350

Class I
Shares sold			1,250,000		2,875,252	8,258,360	1,728,191	2,299,766
Dividends and distribution reinvested			7,633		127,806	98,905	51,934	48,616
Shares repurchased			—		(1,509,778)	(671,956)	(325,824)	(256,700)
Net increase (decrease)			1,257,633		1,493,280	7,685,309	1,454,301	2,091,682
Beginning shares outstanding			—		8,108,768	423,459	2,506,427	414,745
Ending shares outstanding			1,257,633		9,602,048	8,108,768	3,960,728	2,506,427

Class P
Shares sold							13,312	572,904
Dividends and distribution reinvested							58,139	178,230
Shares repurchased							(433,570)	(3,271,812)
Net increase (decrease)							(362,119)	(2,520,678)
Beginning shares outstanding							3,841,184	6,361,862
Ending shares outstanding							3,479,065	3,841,184

Class R
Shares sold		67,161
Dividends and distribution reinvested		79,068
Shares repurchased		(173,616)
Converted to Class A shares		(419,559)
Net increase (decrease)		(446,946)
Beginning shares outstanding		446,946
Ending shares outstanding		—

Advisor Class
Shares sold	178,914	438,835	1,250,599		32,102,140	37,658,195	20,731,479	20,320,549
Dividends and distribution reinvested	—	171,437	7,636		793,762	879,181	527,651	890,108
Shares repurchased	(101,701)	(440,195)	—		(15,190,971)	(18,219,176)	(6,925,905)	(20,984,812)
Net increase (decrease)	77,213	170,077	1,258,235		17,704,931	20,318,200	14,333,225	225,845
Beginning shares outstanding	759,820	589,743	—		46,911,396	26,593,196	37,332,163	37,106,318
Ending shares outstanding	837,033	759,820	1,258,235		64,616,327	46,911,396	51,665,388	37,332,163

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Pacific Funds Strategic Income		Pacific Funds Floating Rate Income		Pacific Funds High Income		Pacific Funds Diversified Income (3)
	Six-Month Period Ended 9/30/2019	Year Ended 3/31/2019	Six-Month Period Ended 9/30/2019	Year Ended 3/31/2019	Six-Month Period Ended 9/30/2019	Year Ended 3/31/2019	Six-Month Period Ended 9/30/2019	Year Ended 3/31/2019

Class A
Shares sold	2,350,231	2,341,369	4,731,264	10,387,541	240,827	318,509
Dividends and distribution reinvested	112,988	230,963	481,408	945,317	14,962	28,421
Shares repurchased	(1,081,732)	(3,490,755)	(5,859,652)	(11,448,005)	(118,942)	(367,358)
Net increase (decrease)	1,381,487	(918,423)	(646,980)	(115,147)	136,847	(20,428)
Beginning shares outstanding	5,800,779	6,719,202	20,532,300	20,647,447	513,625	534,053
Ending shares outstanding	7,182,266	5,800,779	19,885,320	20,532,300	650,472	513,625

Class C
Shares sold	1,603,157	1,602,978	1,135,816	5,608,379	6,308	70,178
Dividends and distribution reinvested	92,603	173,947	382,435	777,998	6,873	18,823
Shares repurchased	(1,074,054)	(1,605,346)	(6,898,991)	(5,331,948)	(136,048)	(151,227)
Net increase (decrease)	621,706	171,579	(5,380,740)	1,054,429	(122,867)	(62,226)
Beginning shares outstanding	5,542,338	5,370,759	19,980,038	18,925,609	370,351	432,577
Ending shares outstanding	6,164,044	5,542,338	14,599,298	19,980,038	247,484	370,351

Class I
Shares sold	711,102	266,253	6,935,926	41,819,219	30	4,184
Dividends and distribution reinvested	19,475	21,679	943,838	1,441,669	397	1,133
Shares repurchased	(115,079)	(106,987)	(7,872,501)	(22,046,425)	(5,401)	(8,590)
Net increase (decrease)	615,498	180,945	7,263	21,214,463	(4,974)	(3,273)
Beginning shares outstanding	545,554	364,609	50,248,886	29,034,423	17,534	20,807
Ending shares outstanding	1,161,052	545,554	50,256,149	50,248,886	12,560	17,534

Class P
Shares sold			17,227	228,488	53,355	6,546,223
Dividends and distribution reinvested			77,524	270,242	302,108	335,872
Shares repurchased			(516,773)	(3,616,047)	(1,097,857)	(2,318,220)
Net increase (decrease)			(422,022)	(3,117,317)	(742,394)	4,563,875
Beginning shares outstanding			3,251,633	6,368,950	11,355,574	6,791,699
Ending shares outstanding			2,829,611	3,251,633	10,613,180	11,355,574

Advisor Class
Shares sold	16,735,083	27,129,988	14,301,306	64,917,350	226,004	268,474	2,800,000
Dividends and distribution reinvested	819,728	1,470,432	1,872,484	3,974,259	12,917	14,645	21,257
Shares repurchased	(7,869,846)	(23,396,524)	(28,514,043)	(55,606,814)	(36,599)	(163,761)	—
Net increase (decrease)	9,684,965	5,203,896	(12,340,253)	13,284,795	202,322	119,358	2,821,257
Beginning shares outstanding	43,041,230	37,837,334	83,734,806	70,450,011	363,905	244,547	—
Ending shares outstanding	52,726,195	43,041,230	71,394,553	83,734,806	566,227	363,905	2,821,257

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Pacific Funds Large Cap (4)		Pacific Funds Large-Cap Value (4)		Pacific Funds Small/Mid-Cap (4)		Pacific Funds Small Cap (4)
	Six-Month Period Ended 9/30/2019	Year Ended 3/31/2019	Six-Month Period Ended 9/30/2019	Year Ended 3/31/2019	Six-Month Period Ended 9/30/2019	Year Ended 3/31/2019	Six-Month Period Ended 9/30/2019	Year Ended 3/31/2019

Class A
Shares sold	126,718	386,615	52,459	139,398	164,856	959,599	29,711	74,585
Dividends and distribution reinvested	—	24,568	—	25,810	—	50,979	—	22,024
Shares repurchased	(95,678)	(191,324)	(45,611)	(65,874)	(292,582)	(1,308,902)	(67,863)	(124,092)
Converted from Investor Class shares	—	25,599	—	9,042	—	381,261	—	254,699
Net increase (decrease)	31,040	245,458	6,848	108,376	(127,726)	82,937	(38,152)	227,216
Beginning shares outstanding	647,628	402,170	399,711	291,335	1,679,582	1,596,645	411,306	184,090
Ending shares outstanding	678,668	647,628	406,559	399,711	1,551,856	1,679,582	373,154	411,306

Class C
Shares sold	53,773	92,449	18,554	67,413	43,274	360,736	12,179	33,490
Dividends and distribution reinvested	—	13,973	—	21,776	—	38,125	—	3,907
Shares repurchased	(77,791)	(82,407)	(42,943)	(152,752)	(265,213)	(258,364)	(8,845)	(24,258)
Net increase (decrease)	(24,018)	24,015	(24,389)	(63,563)	(221,939)	140,497	3,334	13,139
Beginning shares outstanding	314,059	290,044	320,979	384,542	1,328,285	1,187,788	75,580	62,441
Ending shares outstanding	290,041	314,059	296,590	320,979	1,106,346	1,328,285	78,914	75,580

Advisor Class
Shares sold	36,584	116,828	63,142	25,082	2,321,588	17,674,456	98,137	445,685
Dividends and distribution reinvested	—	33,826	—	130,404	—	446,050	—	59,142
Shares repurchased	(55,645)	(254,493)	(28,209)	(983,832)	(3,911,054)	(6,398,099)	(149,752)	(564,333)
Net increase (decrease)	(19,061)	(103,839)	34,933	(828,346)	(1,589,466)	11,722,407	(51,615)	(59,506)
Beginning shares outstanding	548,579	652,418	896,964	1,725,310	25,038,994	13,316,587	1,073,024	1,132,530
Ending shares outstanding	529,518	548,579	931,897	896,964	23,449,528	25,038,994	1,021,409	1,073,024

Investor Class
Shares sold		1		—		47,147		26,848
Dividends and distribution reinvested		—		—		—		—
Shares repurchased		(11,710)		—		(160,177)		(12,459)
Converted to Class A shares		(25,899)		(9,411)		(382,123)		(253,088)
Net increase (decrease)		(37,608)		(9,411)		(495,153)		(238,699)
Beginning shares outstanding		37,608		9,411		495,153		238,699
Ending shares outstanding		—		—		—		—

Class S
Shares sold	—	27,885		26,017	—	43,496	—	24,159
Dividends and distribution reinvested	—	2,694		4,341	—	14,903	—	2,072
Shares repurchased	(5,914)	(13,797)	(13,069)	(126,709)	(18,711)	(319,577)	(6,009)	(6,013)
Net increase (decrease)	(5,914)	16,782	(13,069)	(96,351)	(18,711)	(261,178)	(6,009)	20,218
Beginning shares outstanding	73,747	56,965	76,717	173,068	489,590	750,768	58,331	38,113
Ending shares outstanding	67,833	73,747	63,648	76,717	470,879	489,590	52,322	58,331

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Pacific Funds Small-Cap Value (4)		Pacific Funds Small-Cap Growth (4)
	Six-Month Period Ended 9/30/2019	Year Ended 3/31/2019	Six-Month Period Ended 9/30/2019	Year Ended 3/31/2019

Class A
Shares sold	35,391	50,481	14,288	77,662
Dividends and distribution reinvested	—	20,866	—	19,251
Shares repurchased	(14,844)	(44,430)	(9,467)	(15,565)
Converted from Investor Class shares	—	16,830	—	121,703
Net increase (decrease)	20,547	43,747	4,821	203,051
Beginning shares outstanding	142,620	98,873	261,219	58,168
Ending shares outstanding	163,167	142,620	266,040	261,219

Class C
Shares sold	6,091	51,115	10,150	54,538
Dividends and distribution reinvested	—	23,610	—	7,132
Shares repurchased	(24,502)	(72,522)	(14,004)	(42,292)
Net increase (decrease)	(18,411)	2,203	(3,854)	19,378
Beginning shares outstanding	144,016	141,813	82,349	62,971
Ending shares outstanding	125,605	144,016	78,495	82,349

Class P
Shares sold			10,627	1,061,823
Dividends and distribution reinvested			—	227,291
Shares repurchased			(148,392)	(1,473,699)
Net increase (decrease)			(137,765)	(184,585)
Beginning shares outstanding			1,983,167	2,167,752
Ending shares outstanding			1,845,402	1,983,167

Advisor Class
Shares sold	175,017	366,798	30,463	507,082
Dividends and distribution reinvested	—	290,957	—	125,778
Shares repurchased	(74,109)	(764,333)	(28,408)	(1,294,013)
Net increase (decrease)	100,908	(106,578)	2,055	(661,153)
Beginning shares outstanding	1,273,169	1,379,747	437,603	1,098,756
Ending shares outstanding	1,374,077	1,273,169	439,658	437,603

Investor Class
Shares sold		3,432		15
Dividends and distribution reinvested		—		—
Shares repurchased		(703)		—
Converted to Class A shares		(16,862)		(121,841)
Net increase (decrease)		(14,133)		(121,826)
Beginning shares outstanding		14,133		121,826
Ending shares outstanding		—		—

Class S
Shares sold	—	23,929	—	41,602
Dividends and distribution reinvested	—	109,327	—	51,992
Shares repurchased	(9,847)	(650,921)	(16,298)	(779,220)
Net increase (decrease)	(9,847)	(517,665)	(16,298)	(685,626)
Beginning shares outstanding	343,499	861,164	188,733	874,359
Ending shares outstanding	333,652	343,499	172,435	188,733

(1)	Class B shares were converted to Class A shares on July 31, 2019.
(2)	Class R shares were converted to Class A shares on March 22, 2019.
(3)	See footnote (1) in Financial Highlights for the commencement date of operations of each share class.
(4)	Investor Class shares were converted to Class A shares on July 31, 2018.

PACIFIC FUNDS

DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur two types of costs: (1) transactions costs such as initial sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, which include advisory fees, administration fees, distribution and/or service fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from April 1, 2019 to September 30, 2019.

ACTUAL EXPENSES

The first section of the table for each fund entitled “Actual Fund Return”, provides information about actual account values and actual expenses based on each fund’s actual performance and each fund’s actual expenses, after any applicable fee waivers and expense reimbursements (See Notes 6 and 7B in Notes to Financial Statements). The “Ending Account Value at 09/30/19” column shown is derived from the fund’s actual performance; the “Annualized Expense Ratio” column shows the fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 04/01/19-09/30/19” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from April 1, 2019 to September 30, 2019.

You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each fund in your account, simply divide that fund’s value by $1,000.00 (for example, an $8,600.00 fund value divided by $1,000.00 = 8.6), then multiply the result by the number given for your fund(s) in the “Expenses Paid During the Period 04/01/19-09/30/19.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table for each fund, entitled “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and actual fund’s expenses, after any applicable fee waivers and expense reimbursements (See Notes 6 and 7B in Notes to Financial Statements). It assumes that the fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the fund compared to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as initial sales charges (loads) or contingent deferred sales charges. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

	Beginning Account Value at 04/01/19	Ending Account Value at 09/30/19	Annualized Expense Ratio	Expenses Paid During the Period 04/01/19 - 09/30/19 (1)
Pacific Funds Portfolio Optimization Conservative (2)
Actual Fund Return

Class A	$1,000.00	$1,040.10	0.60%	$3.06

Class C	1,000.00	1,035.10	1.35%	6.87

Advisor Class	1,000.00	1,040.90	0.35%	1.79

Hypothetical

Class A	$1,000.00	$1,022.00	0.60%	$3.03

Class C	1,000.00	1,018.25	1.35%	6.81

Advisor Class	1,000.00	1,023.25	0.35%	1.77
Pacific Funds Portfolio Optimization Moderate-Conservative (2)
Actual Fund Return

Class A	$1,000.00	$1,041.10	0.60%	$3.06

Class C	1,000.00	1,037.40	1.35%	6.88

Advisor Class	1,000.00	1,042.80	0.35%	1.79

Hypothetical

Class A	$1,000.00	$1,022.00	0.60%	$3.03

Class C	1,000.00	1,018.25	1.35%	6.81

Advisor Class	1,000.00	1,023.25	0.35%	1.77
Pacific Funds Portfolio Optimization Moderate (2)
Actual Fund Return

Class A	$1,000.00	$1,044.10	0.60%	$3.07

Class C	1,000.00	1,039.90	1.35%	6.88

Advisor Class	1,000.00	1,045.70	0.35%	1.79

Hypothetical

Class A	$1,000.00	$1,022.00	0.60%	$3.03

Class C	1,000.00	1,018.25	1.35%	6.81

Advisor Class	1,000.00	1,023.25	0.35%	1.77
Pacific Funds Portfolio Optimization Growth (2)
Actual Fund Return

Class A	$1,000.00	$1,042.30	0.60%	$3.06

Class C	1,000.00	1,038.60	1.35%	6.88

Advisor Class	1,000.00	1,043.70	0.35%	1.79

Hypothetical

Class A	$1,000.00	$1,022.00	0.60%	$3.03

Class C	1,000.00	1,018.25	1.35%	6.81

Advisor Class	1,000.00	1,023.25	0.35%	1.77
Pacific Funds Portfolio Optimization Aggressive-Growth (2)
Actual Fund Return

Class A	$1,000.00	$1,042.10	0.60%	$3.06

Class C	1,000.00	1,039.20	1.35%	6.88

Advisor Class	1,000.00	1,044.10	0.35%	1.79

Hypothetical

Class A	$1,000.00	$1,022.00	0.60%	$3.03

Class C	1,000.00	1,018.25	1.35%	6.81

Advisor Class	1,000.00	1,023.25	0.35%	1.77
Pacific Funds Ultra Short Income (3)
Actual Fund Return

Class I	$1,000.00	$1,007.10	0.32%	$0.83

Advisor Class	1,000.00	1,007.10	0.32%	0.83

Hypothetical

Class I	$1,000.00	$1,023.40	0.32%	$1.62

Advisor Class	1,000.00	1,023.40	0.32%	1.62

See explanation of references on page D-3

D-1

PACIFIC FUNDS

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

	Beginning Account Value at 04/01/19	Ending Account Value at 09/30/19	Annualized Expense Ratio	Expenses Paid During the Period 04/01/19 - 09/30/19 (1)
Pacific Funds Short Duration Income
Actual Fund Return

Class A	$1,000.00	$1,025.50	0.75%	$3.80

Class C	1,000.00	1,021.70	1.50%	7.58

Class I	1,000.00	1,025.80	0.50%	2.53

Advisor Class	1,000.00	1,025.80	0.50%	2.53

Hypothetical

Class A	$1,000.00	$1,021.25	0.75%	$3.79

Class C	1,000.00	1,017.50	1.50%	7.57

Class I	1,000.00	1,022.50	0.50%	2.53

Advisor Class	1,000.00	1,022.50	0.50%	2.53
Pacific Funds Core Income
Actual Fund Return

Class A	$1,000.00	$1,057.10	0.85%	$4.37

Class C	1,000.00	1,053.00	1.60%	8.21

Class I	1,000.00	1,058.60	0.55%	2.83

Class P	1,000.00	1,058.40	0.55%	2.83

Advisor Class	1,000.00	1,058.50	0.55%	2.83

Hypothetical

Class A	$1,000.00	$1,020.75	0.85%	$4.29

Class C	1,000.00	1,017.00	1.60%	8.07

Class I	1,000.00	1,022.25	0.55%	2.78

Class P	1,000.00	1,022.25	0.55%	2.78

Advisor Class	1,000.00	1,022.25	0.55%	2.78
Pacific Funds Strategic Income
Actual Fund Return

Class A	$1,000.00	$1,051.70	0.95%	$4.87

Class C	1,000.00	1,047.20	1.65%	8.44

Class I	1,000.00	1,052.70	0.65%	3.34

Advisor Class	1,000.00	1,053.00	0.70%	3.59

Hypothetical

Class A	$1,000.00	$1,020.25	0.95%	$4.80

Class C	1,000.00	1,016.75	1.65%	8.32

Class I	1,000.00	1,021.75	0.65%	3.29

Advisor Class	1,000.00	1,021.50	0.70%	3.54
Pacific Funds Floating Rate Income
Actual Fund Return

Class A	$1,000.00	$1,029.00	1.02%	$5.17

Class C	1,000.00	1,025.40	1.72%	8.71

Class I	1,000.00	1,029.20	0.72%	3.65

Class P	1,000.00	1,029.20	0.72%	3.65

Advisor Class	1,000.00	1,028.90	0.77%	3.91

Hypothetical

Class A	$1,000.00	$1,019.90	1.02%	$5.15

Class C	1,000.00	1,016.40	1.72%	8.67

Class I	1,000.00	1,021.40	0.72%	3.64

Class P	1,000.00	1,021.40	0.72%	3.64

Advisor Class	1,000.00	1,021.15	0.77%	3.89

	Beginning Account Value at 04/01/19	Ending Account Value at 09/30/19	Annualized Expense Ratio	Expenses Paid During the Period 04/01/19 - 09/30/19 (1)
Pacific Funds High Income
Actual Fund Return

Class A	$1,000.00	$1,041.80	0.95%	$4.85

Class C	1,000.00	1,038.10	1.65%	8.41

Class I	1,000.00	1,042.50	0.70%	3.57

Class P	1,000.00	1,042.50	0.70%	3.57

Advisor Class	1,000.00	1,043.10	0.70%	3.58

Hypothetical

Class A	$1,000.00	$1,020.25	0.95%	$4.80

Class C	1,000.00	1,016.75	1.65%	8.32

Class I	1,000.00	1,021.50	0.70%	3.54

Class P	1,000.00	1,021.50	0.70%	3.54

Advisor Class	1,000.00	1,021.50	0.70%	3.54
Pacific Funds Diversified Income (3)
Actual Fund Return

Advisor Class	$1,000.00	$1,010.60	0.45%	$1.17

Hypothetical

Advisor Class	$1,000.00	$1,022.75	0.45%	$2.28
Pacific Funds Large-Cap
Actual Fund Return

Class A	$1,000.00	$1,046.50	0.95%	$4.86

Class C	1,000.00	1,042.70	1.70%	8.68

Advisor Class	1,000.00	1,048.50	0.70%	3.58

Class S	1,000.00	1,048.70	0.60%	3.07

Hypothetical

Class A	$1,000.00	$1,020.25	0.95%	$4.80

Class C	1,000.00	1,016.50	1.70%	8.57

Advisor Class	1,000.00	1,021.50	0.70%	3.54

Class S	1,000.00	1,022.00	0.60%	3.03
Pacific Funds Large-Cap Value
Actual Fund Return

Class A	$1,000.00	$1,058.80	1.05%	$5.40

Class C	1,000.00	1,054.50	1.80%	9.25

Advisor Class	1,000.00	1,059.50	0.80%	4.12

Class S	1,000.00	1,060.90	0.70%	3.61

Hypothetical

Class A	$1,000.00	$1,019.75	1.05%	$5.30

Class C	1,000.00	1,016.00	1.80%	9.07

Advisor Class	1,000.00	1,021.00	0.80%	4.04

Class S	1,000.00	1,021.50	0.70%	3.54
Pacific Funds Small/Mid-Cap
Actual Fund Return

Class A	$1,000.00	$1,000.80	1.25%	$6.25

Class C	1,000.00	996.80	2.00%	9.98

Advisor Class	1,000.00	1,001.50	1.00%	5.00

Class S	1,000.00	1,001.50	0.95%	4.75

Hypothetical

Class A	$1,000.00	$1,018.75	1.25%	$6.31

Class C	1,000.00	1,015.00	2.00%	10.08

Advisor Class	1,000.00	1,020.00	1.00%	5.05

Class S	1,000.00	1,020.25	0.95%	4.80

See explanation of references on page D-3

D-2

PACIFIC FUNDS

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

	Beginning Account Value at 04/01/19	Ending Account Value at 09/30/19	Annualized Expense Ratio	Expenses Paid During the Period 04/01/19 - 09/30/19 (1)
Pacific Funds Small-Cap
Actual Fund Return

Class A	$1,000.00	$986.00	1.25%	$6.21

Class C	1,000.00	981.60	2.00%	9.91

Advisor Class	1,000.00	987.00	1.00%	4.97

Class S	1,000.00	986.70	0.95%	4.72

Hypothetical

Class A	$1,000.00	$1,018.75	1.25%	$6.31

Class C	1,000.00	1,015.00	2.00%	10.08

Advisor Class	1,000.00	1,020.00	1.00%	5.05

Class S	1,000.00	1,020.25	0.95%	4.80
Pacific Funds Small-Cap Value
Actual Fund Return

Class A	$1,000.00	$1,038.50	1.25%	$6.37

Class C	1,000.00	1,033.60	2.00%	10.17

Advisor Class	1,000.00	1,039.30	1.00%	5.10

Class S	1,000.00	1,040.60	0.95%	4.85

Hypothetical

Class A	$1,000.00	$1,018.75	1.25%	$6.31

Class C	1,000.00	1,015.00	2.00%	10.08

Advisor Class	1,000.00	1,020.00	1.00%	5.05

Class S	1,000.00	1,020.25	0.95%	4.80

	Beginning Account Value at 04/01/19	Ending Account Value at 09/30/19	Annualized Expense Ratio	Expenses Paid During the Period 04/01/19 - 09/30/19 (1)
Pacific Funds Small-Cap Growth
Actual Fund Return

Class A	$1,000.00	$946.50	1.20%	$5.84

Class C	1,000.00	942.50	2.00%	9.71

Class P	1,000.00	947.00	1.00%	4.87

Advisor Class	1,000.00	947.80	1.00%	4.87

Class S	1,000.00	948.00	0.85%	4.14

Hypothetical

Class A	$1,000.00	$1,019.00	1.20%	$6.06

Class C	1,000.00	1,015.00	2.00%	10.08

Class P	1,000.00	1,020.00	1.00%	5.05

Advisor Class	1,000.00	1,020.00	1.00%	5.05

Class S	1,000.00	1,020.75	0.85%	4.29

(1)

Expenses paid during the period are equal to the fund’s annualized expense ratio (shown in table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year or applicable period, then divided by 366 days.

(2)

The annualized expense ratios for the Portfolio Optimization Funds do not include fees and expenses of their respective PF Underlying Funds and the Class P shares of Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth in which the Portfolio Optimization Funds invest (see Note 1 in Notes to Financial Statements).

(3)

Pacific Funds Ultra Short Income and Pacific Funds Diversified Income commenced operations on June 28, 2019. The actual fund returns and expenses paid during the period for these funds were for the period June 28, 2019 to September 30, 2019, instead of the entire six-month period. The hypothetical returns and expenses paid during the period are based on the entire six-month period for comparison purposes.

D-3

PACIFIC FUNDS

SPECIAL MEETING OF SHAREHOLDERS

(Unaudited)

In accordance with Rule 30e-1(b), under the Investment Company Act of 1940, Pacific Funds (the “Trust”) is required to furnish certain information regarding any matters submitted to a vote of the Trust’s shareholders during the period covered by this report.

Shareholders of record on April 5, 2019 representing 775,971,738 shares of the Trust, were notified that a Special Meeting of Shareholders (the “Meeting”) would be held at the offices of the Trust on June 17, 2019. 100.00% of the outstanding shares of the Trust were voted at the meeting. A brief description of the matter voted upon as well as the voting results of the aforementioned Meeting are outlined as follows:

Proposal for all shareholders of Pacific Funds:

To elect three nominees to the Trust’s Board of Trustees (1)

	Votes For		Votes Withheld		Total Outstanding
	Number	Percent*	Number	Percent*	Shares
James T. Morris	761,415,261	98.12%	14,556,477	1.88%	775,971,738
Paul A. Keller	746,253,136	96.17%	29,718,602	3.83%	775,971,738
Andrew J. Iseman	745,912,258	96.13%	30,059,480	3.87%	775,971,738

(1)	Lucy H. Moore, Gale K. Caruso, Nooruddin (Rudy) Veerjee continue to serve as trustees and were not required to be presented for election.
*	Based on total shares outstanding as of the record date April 5, 2019.

D-4

PACIFIC FUNDS

WHERE TO GO FOR MORE INFORMATION

(Unaudited)

Availability of Quarterly Holdings

The Trust files Part F of Form N-PORT (complete schedules of fund holdings) with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Part F of Form N-PORT (when required) is filed pursuant to applicable regulations and is available after filing on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

By August 31 of each year, the Trust files information regarding how the Trust’s managers voted proxies relating to fund securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s’ website and on the SEC’s website noted below.

Information Relating to Investments Held by the Trust

For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s prospectus and Statement of Additional Information (“SAI”). The prospectus and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to fund securities is described in the Trust’s SAI.

How to obtain Information

The Trust’s prospectus, SAI (including Proxy Voting Policies) and annual and semi-annual reports are available:

•	On the Trust’s website at https://www.pacificlife.com/pacificfunds.html

•	On the SEC’s website at http://www.sec.gov

•	Upon request by calling, without charge, 1-800-722-2333, 7 a.m. through 5 p.m. Pacific Time

D-5

Pacific Funds

Mailing address:

P.O. Box 9768

Providence, RI 02940-9768

ADDRESS SERVICE REQUESTED

Semi-Annual Report as of September 30, 2019 for:

• Pacific Funds

Form Nos.	3167-19A

PF Underlying Funds

Semi-Annual Report

As of September 30, 2019

PACIFIC FUNDS

SEMI-ANNUAL REPORT

AS OF SEPTEMBER 30, 2019

Pacific Funds Series Trust, which is a Delaware statutory trust, may be referred to as “Pacific Funds” or the “Trust”.

PACIFIC FUNDSSM

PF INFLATION MANAGED FUND

Schedule of Investments

September 30, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 4.7%

Communications - 0.3%

AT&T Inc 2.888% (USD LIBOR + 0.750%) due 06/01/21 §	$100,000	$100,509

Consumer, Cyclical - 0.3%

BMW US Capital LLC (Germany) 3.400% due 08/13/21 ~	100,000	102,483

Energy - 0.7%

Petrobras Global Finance BV (Brazil) 5.093% due 01/15/30 ~	244,000	254,834

Financial - 2.6%

Bank of America Corp 5.875% due 03/15/28	10,000	10,835
BOC Aviation Ltd (Singapore) 2.375% due 09/15/21 ~	200,000	198,481
Royal Bank of Scotland Group PLC (United Kingdom) 7.500% due 08/10/20	200,000	204,750
The Goldman Sachs Group Inc 3.319% (USD LIBOR + 1.200%) due 09/15/20 §	100,000	100,786
UniCredit SPA (Italy) 7.830% due 12/04/23 ~	400,000	469,302

		984,154

Industrial - 0.8%

General Electric Co 3.150% due 09/07/22	100,000	101,646
Komatsu Finance America Inc 2.437% due 09/11/22 ~	200,000	200,443

		302,089

Total Corporate Bonds & Notes (Cost $1,661,413)		1,744,069

MORTGAGE-BACKED SECURITIES - 26.2%

Collateralized Mortgage Obligations - Residential - 6.2%

Alternative Loan Trust 2.138% (USD LIBOR + 0.120%) due 06/25/36 §	125,117	119,825
6.000% due 03/25/37	164,165	116,078
Banc of America Mortgage Trust 4.299% due 07/25/35 §	37,088	35,079
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.378% (USD LIBOR + 0.360%) due 03/25/35 § ~	128,040	127,866
Citigroup Mortgage Loan Trust 4.606% due 03/25/37 §	89,710	90,167
Countrywide Home Loan Mortgage Pass-Through Trust 4.366% due 01/19/34 §	9,016	9,412
Credit Suisse Mortgage Trust 2.168% (USD LIBOR + 0.150%) due 09/29/36 § ~	302,000	288,420
Fannie Mae 2.368% (USD LIBOR + 0.350%) due 07/25/37 §	19,447	19,445
2.398% (USD LIBOR + 0.380%) due 07/25/37 §	30,224	30,257
2.458% (USD LIBOR + 0.440%) due 05/25/36 §	14,048	13,945

	Principal Amount	Value
2.463% (USD LIBOR + 0.445%) due 02/25/37 §	$5,770	$5,873
Government National Mortgage Association 2.266% (USD LIBOR + 0.150%) due 08/20/68 §	98,061	96,296
2.444% (USD LIBOR + 0.400%) due 02/20/49 §	287,261	286,952
GreenPoint Mortgage Funding Trust 2.198% (USD LIBOR + 0.180%) due 09/25/46 §	23,079	22,243
GSR Mortgage Loan Trust 4.480% due 09/25/35 §	9,232	9,524
Hawksmoor Mortgages PLC (United Kingdom) 1.760% (SONIA + 1.050%) due 05/25/53 § ~	GBP 250,000	308,085
JP Morgan Alternative Loan Trust 2.478% (USD LIBOR + 0.460%) due 03/25/36 §	$63,559	62,732
JP Morgan Mortgage Trust 4.497% due 06/25/35 §	31,911	32,267
Merrill Lynch Mortgage Investors Trust 4.165% due 12/25/34 §	37,042	37,729
Residential Accredit Loans Inc Trust 2.198% (USD LIBOR + 0.180%) due 06/25/46 §	89,334	35,644
Residential Asset Securitization Trust 6.500% due 09/25/36	186,814	130,046
Structured Adjustable Rate Mortgage Loan Trust 0.440% (USD LIBOR + 0.250%) due 02/25/35 §	12,239	11,572
Structured Asset Mortgage Investments II Trust 2.228% (USD LIBOR + 0.210%) due 05/25/36 §	65,685	62,623
Towd Point Mortgage Funding PLC (United Kingdom) 1.798% (GBP LIBOR + 1.025%) due 10/20/51 § ~	GBP 235,945	290,405
WaMu Mortgage Pass-Through Certificates 2.388% (USD LIBOR + 0.370%) due 01/25/45 §	$45,430	45,276

		2,287,761

Fannie Mae - 20.0%

3.000% due 12/01/49	1,400,000	1,419,203
3.500% due 11/01/49	400,000	410,492
3.500% due 12/01/49	2,470,000	2,534,552
4.000% due 11/01/49	2,900,000	3,011,355

		7,375,602

Total Mortgage-Backed Securities (Cost $9,681,164)		9,663,363

ASSET-BACKED SECURITIES - 8.0%

Asset Backed Funding Corp Trust 2.618% (USD LIBOR + 0.600%) due 10/25/34 §	21,723	21,931
B&M CLO Ltd (Cayman) 3.052% (USD LIBOR + 0.730%) due 04/16/26 § ~	199,354	199,316
Countrywide Asset-Backed Certificates 2.158% (USD LIBOR + 0.140%) due 07/25/37 §	276,590	252,031
2.208% (USD LIBOR + 0.190%) due 11/25/37 §	143,681	138,727
2.218% (USD LIBOR + 0.200%) due 09/25/37 §	74,739	63,118
Credit-Based Asset Servicing & Securitization LLC 2.238% (USD LIBOR + 0.220%) due 07/25/37 § ~	324,000	219,718
Crown Point CLO Ltd (Cayman) 3.243% (USD LIBOR + 0.940%) due 07/17/28 § ~	200,000	199,480

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Freddie Mac Structured Pass-Through Certificates 2.158% (USD LIBOR + 0.140%) due 09/25/31 §	$817	$809
Home Equity Asset Trust 2.873% (USD LIBOR + 0.855%) due 08/25/34 §	26,365	26,305
Home Equity Mortgage Loan Asset-Backed Trust 2.238% (USD LIBOR + 0.220%) due 04/25/37 §	88,339	70,173
Latitude Management Real Estate Capital Inc 3.017% (USD LIBOR + 0.980%) due 02/22/32 § ~	38,278	38,374
LoanCore Issuer Ltd (Cayman) 3.158% (USD LIBOR + 1.130%) due 05/15/36 § ~	100,000	100,135
Long Beach Mortgage Loan Trust 2.138% (USD LIBOR + 0.120%) due 08/25/36 §	85,885	47,785
Loomis Sayles CLO II Ltd (Cayman) 3.203% (USD LIBOR + 0.900%) due 04/15/28 § ~	280,000	277,790
MidOcean Credit CLO IV (Cayman) 3.103% (USD LIBOR + 0.800%) due 04/15/27 § ~	448,143	446,944
Option One Mortgage Loan Trust 2.158% (USD LIBOR + 0.140%) due 01/25/37 §	77,025	57,647
2.158% (USD LIBOR + 0.140%) due 03/25/37 §	95,066	71,406
Saxon Asset Securities Trust 2.328% (USD LIBOR + 0.310%) due 09/25/47 §	24,234	23,665
Soundview Home Loan Trust 2.218% (USD LIBOR + 0.200%) due 06/25/37 §	74,497	59,369
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/36 ~	90,570	91,605
TICP CLO Ltd (Cayman) 3.118% (USD LIBOR + 0.840%) due 04/20/28 § ~	450,000	447,634
Venture CLO Ltd (Cayman) 3.428% (USD LIBOR + 1.150%) due 10/22/31 § ~	100,000	100,016

Total Asset-Backed Securities (Cost $2,953,145)		2,953,978

U.S. TREASURY OBLIGATIONS - 100.2%

U.S. Treasury Inflation Protected Securities - 100.2%

0.125% due 04/15/21 ^	768,611	760,691
0.125% due 04/15/22 ^	158,250	156,731
0.125% due 07/15/22 ^	245,456	244,565
0.125% due 01/15/23 ^	679,157	673,986
0.125% due 07/15/26 ^	128,446	128,352
0.250% due 01/15/25 ^	895,848	899,127
0.250% due 07/15/29 ^	351,064	355,059
0.375% due 07/15/25 ^	1,649,928	1,674,038
0.375% due 01/15/27 ^	690,398	699,255
0.375% due 07/15/27 ^	4,782,802	4,866,661
0.500% due 01/15/28 ^	3,151,685	3,230,139
0.625% due 07/15/21 ^	1,994,424	2,002,950
0.625% due 01/15/24 ^	1,337,114	1,359,160
0.625% due 01/15/26 ^	1,290,349	1,324,849
0.625% due 02/15/43 ^	22,319	22,940
0.750% due 07/15/28 ^	1,022,130	1,075,185
0.750% due 02/15/42 ^	113,547	120,351
0.750% due 02/15/45 ^	228,808	241,023
0.875% due 02/15/47 ^	46,767	50,912

	Principal Amount	Value
1.000% due 02/15/46 ^	$710,336	$793,439
1.000% due 02/15/48 ^	1,257,904	1,414,961
1.000% due 02/15/49 ^	285,491	323,427
1.125% due 01/15/21 ^	2,521,692	2,530,434
1.375% due 02/15/44 ^	2,664,130	3,198,767
2.000% due 01/15/26 ^	4,410,692	4,903,811
2.125% due 02/15/40 ^	47,482	63,306
2.125% due 02/15/41 ^	304,619	409,820
2.375% due 01/15/25 ^	2,681,446	2,987,934
2.500% due 01/15/29 ^	212,714	257,405
3.375% due 04/15/32 ^	85,283	118,054
3.875% due 04/15/29 ^	54,625	73,391

		36,960,723

Total U.S. Treasury Obligations (Cost $35,785,622)		36,960,723

FOREIGN GOVERNMENT BONDS & NOTES - 10.5%

Argentina Bonar (Argentina) 55.469% (ARS Deposit + 2.000%) due 04/03/22 § Ω	ARS 32,000	315
Argentina POM Politica Monetaria (Argentina) 74.877% (ARS Reference + 0.000%) due 06/21/20 § Ω	870,000	6,670
Australia Government (Australia) 1.250% due 02/21/22 ^ ~	AUD 967,844	780,943
Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 100,000	110,879
French Republic Government OAT (France) 2.100% due 07/25/23 ^ ~	228,288	281,542
Mexican Bonos (Mexico) 7.750% due 05/29/31	MXN 493,000	26,494
New Zealand Government (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 850,000	644,346
Peruvian Government International (Peru) 5.940% due 02/12/29 ~	PEN 200,000	67,386
United Kingdom Gilt Inflation-Linked (United Kingdom) 0.125% due 08/10/28 ^ ~	GBP 404,340	656,586
1.250% due 11/22/27 ^ ~	522,116	899,638
1.875% due 11/22/22 ^ ~	267,459	384,955

Total Foreign Government Bonds & Notes (Cost $3,943,760)		3,859,754

SHORT-TERM INVESTMENTS - 1.6%

Foreign Government Issues - 0.0%

Argentina Treasury Bill (Argentina) 161.750% due 02/26/20 Ω	ARS 80,000	933
153.910% due 05/13/20 Ω	60,000	580

		1,513

	Shares
Money Market Fund - 0.5%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.870%	182,061	182,061

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
U.S. Government Agency Issue - 1.1%

Federal Home Loan Bank 1.883% due 10/25/19	$400,000	$399,501

Total Short-Term Investments (Cost $584,078)		583,075

TOTAL INVESTMENTS - 151.2% (Cost $54,609,182)		55,764,962

DERIVATIVES - (0.2%)		(55,577)

OTHER ASSETS & LIABILITIES, NET - (51.0%)		(18,828,960)

NET ASSETS - 100.0%		$36,880,425

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Fund’s composition as a percentage of net assets was as follows:

U.S. Treasury Obligations	100.2%
Mortgage-Backed Securities	26.2%
Foreign Government Bonds & Notes	10.5%
Asset-Backed Securities	8.0%
Corporate Bonds & Notes	4.7%
Others (each less than 3.0%)	1.6%

	151.2%
Derivatives	(0.2%	)
Other Assets & Liabilities, Net	(51.0%	)

	100.0%

(b)

Investments with a total aggregate value of $8,498 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)	The average amount of borrowings by the Fund on sale-buyback financing transactions during the six-month period ended September 30, 2019 was $12,453,123 at a weighted average interest rate of 1.666%.

(d)	Open futures contracts outstanding as of September 30, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-BTP	12/19	15	$1,843,889	$1,842,404	($1,485)
Euro-Bund	12/19	13	2,490,622	2,469,018	(21,604)
U.S. Treasury 2-Year Notes	12/19	6	1,294,528	1,293,000	(1,528)
U.S. Treasury 10-Year Notes	12/19	24	3,158,845	3,127,500	(31,345)
U.S. Treasury Long Bonds	12/19	7	1,160,041	1,136,188	(23,853)
U.S. Treasury Ultra 10-Year Notes	12/19	2	285,410	284,812	(598)

				10,152,922	(80,413)

Short Futures Outstanding
Australia 3-Year Bonds	12/19	13	1,012,539	1,015,113	(2,574)
Euro-Bobl	12/19	3	442,998	443,557	(559)
Euro-OAT	12/19	12	2,258,852	2,227,561	31,291
Euro-Schatz	12/19	76	9,325,705	9,305,024	20,681
Long Gilt	12/19	9	1,476,758	1,485,485	(8,727)
U.S. Treasury 5-Year Notes	12/19	62	7,416,021	7,387,203	28,818
U.S. Treasury Ultra 30-Year Bonds	12/19	7	1,366,568	1,343,344	23,224

					92,154

Total Futures Contracts					$11,741

(e)	Forward foreign currency contracts outstanding as of September 30, 2019 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
BRL	760,438	USD	182,727	10/19	DUB	$265	$—
BRL	760,438	USD	183,397	11/19	SCB	—	(837)
EUR	20,000	USD	22,134	10/19	BRC	—	(331)
EUR	209,000	USD	229,923	10/19	GSC	—	(2,086)
EUR	549,000	USD	601,452	10/19	JPM	—	(2,973)
EUR	194,000	USD	213,494	10/19	UBS	—	(2,009)
GBP	240,000	USD	295,697	10/19	RBS	—	(581)
IDR	2,904,296,420	USD	199,855	12/19	SCB	2,932	—
JPY	20,300,000	USD	187,817	10/19	UBS	—	(45)
JPY	20,300,000	USD	189,048	11/19	UBS	—	(832)
RUB	12,164,588	USD	185,288	11/19	SCB	1,158	—
USD	772,128	AUD	1,144,000	10/19	SCB	—	(73)
USD	772,750	AUD	1,144,000	11/19	RBC	—	(369)
USD	183,747	BRL	760,439	10/19	SCB	755	—
USD	1,078,686	EUR	972,000	10/19	SCB	19,081	—
USD	442,168	EUR	404,000	11/19	JPM	619	—
USD	270,978	GBP	220,000	10/19	BRC	455	—
USD	25,284	GBP	21,000	10/19	RBC	—	(539)
USD	2,593,068	GBP	2,124,000	10/19	SCB	—	(18,708)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	2,620,022	GBP	2,125,000	11/19	BRC	$3,379	$—
USD	188,618	JPY	20,300,000	10/19	UBS	846	—
USD	191,379	KRW	227,549,894	12/19	RBS	1,200	—
USD	32,991	MXN	663,000	01/20	JPM	—	(19)
USD	630,462	NZD	998,000	10/19	BRC	5,483	—
USD	625,353	NZD	998,000	11/19	SCB	—	(111)
USD	43,866	PEN	145,539	10/19	DUB	730	—
USD	20,919	PEN	69,386	10/19	JPM	353	—
USD	101,632	SGD	140,060	12/19	BRC	204	—
USD	44,583	TWD	1,399,000	11/19	JPM	—	(664)
USD	156,773	TWD	4,906,091	11/19	SCB	—	(1,899)

Total Forward Foreign Currency Contracts						$37,460	($32,076)

(f)	Purchased options outstanding as of September 30, 2019 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call- 1-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.500%	03/10/20	DUB	$9,520,000	$13,526	$198

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - Euro-Schatz (11/19)	EUR 114.90	11/22/19	EUX	31	EUR 3,561,900	$200	$171
Call - Euro-Schatz (11/19)	115.90	11/22/19	EUX	40	4,636,000	259	221
Call - Euro-Schatz (11/19)	116.00	11/22/19	EUX	5	580,000	30	28
Call - U.S. Treasury 5-Year Notes (12/19)	$126.00	11/22/19	CME	5	$630,000	43	39
Call - U.S. Treasury 5-Year Notes (12/19)	130.00	11/22/19	CME	1	130,000	8	—
Call - U.S. Treasury 5-Year Notes (12/19)	130.25	11/22/19	CME	7	911,750	60	—
Call - U.S. Treasury 5-Year Notes (12/19)	131.00	11/22/19	CME	1	131,000	9	—
Call - U.S. Treasury 5-Year Notes (12/19)	131.50	11/22/19	CME	2	263,000	17	—
Call - U.S. Treasury 5-Year Notes (12/19)	132.00	11/22/19	CME	40	5,280,000	344	—
Call - U.S. Treasury Ultra 30-Year Bonds (12/19)	295.00	11/22/19	CME	7	2,065,000	60	—

						1,030	459

Put - Euro-Bund (10/19)	EUR 173.00	10/25/19	EUX	4	EUR 692,000	1,464	1,548
Put - Euro-Bund (11/19)	158.00	11/22/19	EUX	20	3,160,000	233	221
Put - U.S. Treasury 2-Year Notes (12/19)	$104.75	11/22/19	CME	5	$1,047,500	43	—
Put - U.S. Treasury 10-Year Notes (12/19)	115.00	11/22/19	CME	3	345,000	26	—
Put - U.S. Treasury 10-Year Notes (12/19)	116.00	11/22/19	CME	18	2,088,000	155	—
Put - U.S. Treasury 30-Year Bonds (12/19)	125.00	11/22/19	CME	6	750,000	51	—
Put - U.S. Treasury 30-Year Bonds (12/19)	127.00	11/22/19	CME	1	127,000	9	—

						1,981	1,769

Total Options on Futures						$3,011	$2,228

Total Purchased Options						$16,537	$2,426

(g)	Premiums received and value of written options outstanding as of September 30, 2019 were as follows:

Credit Default Swaptions on Credit Indices – Buy Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - iTraxx Main 32 5Y	0.475%	01/15/20	DUB	EUR 100,000	$55	($65)

Credit Default Swaptions on Credit Indices – Sell Protection

Put - CDX IG 32 5Y	0.850%	11/20/19	GSC	$100,000	148	(23)
Put - CDX IG 32 5Y	0.900%	11/20/19	GSC	100,000	128	(19)
Put - iTraxx Main 32 5Y	0.800%	01/15/20	DUB	EUR 100,000	148	(120)

					424	(162)

Total Credit Default Swaptions					$479	($227)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - U.S. CPI Urban Consumers	233.92	Maximum of [0, Final Index/ Initial Index - (1 + 4.000%)10]	04/22/24	JPM	$1,900,000	$13,823	($65)
Cap - U.S. CPI Urban Consumers	234.78	Maximum of [0, Final Index/ Initial Index - (1 + 4.000%)10]	05/16/24	JPM	200,000	1,390	(1)

						15,213	(66)

Floor - U.S. CPI Urban Consumers	234.81	Maximum of [0, 0.000% - ((Final Index/Initial Index)-1)]	03/24/20	JPM	700,000	7,910	—
Floor - U.S. CPI Urban Consumers	216.69	Maximum of [0, (1 + 0.000%)[10] - Final Index/Initial Index]	04/07/20	CIT	1,800,000	15,960	—

						23,870	—

Total Inflation Floor/Cap Options						$39,083	($66)

Interest Rate Floor/Cap Options

Description	Exercise Rate	Floating Rate Index	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - ICE Swap Rate	0.000%	2-Year/10-Year ICE Swap Rate	01/02/20	MSC	$700,000	$542	($444)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.000%	12/13/19	DUB	EUR 100,000	$2,419	($1,754)
Call - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.250%	12/13/19	GSC	100,000	2,490	(4,484)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.404%	03/10/20	DUB	$2,110,000	14,608	(235)

							$19,517	($6,473)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - U.S. Treasury 10-Year Notes (11/19)	$130.00	10/25/19	CME	3	$390,000	$2,388	($2,531)
Call - Euro-Bund (11/19)	EUR 173.00	11/22/19	EUX	1	EUR 173,000	1,518	(2,129)
Call - Euro-Bund (11/19)	175.00	11/22/19	EUX	2	350,000	1,785	(1,809)
Call - Euro-Bund (11/19)	176.00	11/22/19	EUX	2	352,000	4,362	(1,127)
Call - Euro-Bund (11/19)	178.50	11/22/19	EUX	2	357,000	1,370	(260)

						11,423	(7,856)

Put - U.S. Treasury 10-Year Notes (11/19)	$130.00	10/25/19	CME	3	$390,000	2,716	(1,594)
Put - Euro-Bund (10/19)	EUR 170.50	10/25/19	EUX	4	EUR 682,000	451	(225)
Put - Euro-Schatz (11/19)	112.20	11/22/19	EUX	9	1,009,800	850	(352)
Put - Euro-Bund (11/19)	173.00	11/22/19	EUX	1	173,000	1,474	(766)
Put - Euro-Bund (11/19)	175.00	11/22/19	EUX	2	350,000	4,124	(3,471)
Put - Euro-Bund (11/19)	176.00	11/22/19	EUX	2	352,000	3,885	(4,933)

						13,500	(11,341)

Total Options on Futures						$24,923	($19,197)

Total Written Options						$84,544	($26,407)

(h)	Swap agreements outstanding as of September 30, 2019 were as follows:

Credit Default Swaps on Corporate Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Implied Credit Spread at 09/30/19 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Daimler AG	Q	1.000%	12/20/20	ICE	0.157%	EUR 10,000	$118	$153	($35)

Credit Default Swaps on Credit Indices – Buy Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG32 5Y	Q	1.000%	06/20/24	ICE	$2,900,000	($62,048)	($57,961)	($4,087)
CDX HY32 5Y	Q	5.000%	06/20/24	ICE	297,000	(21,398)	(22,305)	907

						($83,446)	($80,266)	($3,180)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX NA AAA 7	M	0.500%	01/17/47	DUB	$59,730	$709	($1,855)	$2,564
CMBX NA AAA 7	M	0.500%	01/17/47	MSC	39,820	473	(1,237)	1,710

						$1,182	($3,092)	$4,274

Credit Default Swaps on Sovereign Issues – Buy Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/19 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Mexico Government	Q	1.000%	12/20/23	BRC	0.923%	$200,000	($687)	$1,839	($2,526)

Total Credit Default Swaps							($82,833)	($81,366)	($1,467)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.535%	Eurostat Eurozone HICP	Z / Z	LCH	06/15/23	EUR 300,000	$9,756	$—	$9,756
2.500%	3-Month USD-LIBOR	S / Q	CME	12/19/23	$120,000	5,588	(305)	5,893
2.750%	3-Month USD-LIBOR	S / Q	LCH	12/19/23	400,000	23,002	(2,706)	25,708
3.850%	GBP Retail Price	Z / Z	LCH	09/15/24	GBP 200,000	325	—	325
2.335%	U.S. CPI Urban Consumers	Z / Z	LCH	02/05/28	$190,000	11,969	338	11,631
2.364%	U.S. CPI Urban Consumers	Z / Z	LCH	05/10/28	50,000	3,456	—	3,456
1.620%	Eurostat Eurozone HICP	Z / Z	LCH	05/15/28	EUR 310,000	23,510	19	23,491
2.379%	U.S. CPI Urban Consumers	Z / Z	LCH	07/09/28	$500,000	35,127	(287)	35,414
3.593%	GBP Retail Price	Z / Z	LCH	11/15/28	GBP 45,000	(466)	—	(466)
2.165%	U.S. CPI Urban Consumers	Z / Z	LCH	04/16/29	$100,000	4,219	—	4,219
1.998%	U.S. CPI Urban Consumers	Z / Z	LCH	07/25/29	100,000	2,796	—	2,796
3.190%	GBP Retail Price	Z / Z	LCH	04/15/30	GBP 300,000	(19,531)	(18,091)	(1,440)
3.400%	GBP Retail Price	Z / Z	LCH	06/15/30	200,000	(2,958)	2,555	(5,513)
3.530%	GBP Retail Price	Z / Z	LCH	10/15/31	50,000	(971)	493	(1,464)
3.500%	GBP Retail Price	Z / Z	LCH	09/15/33	60,000	(1,119)	47	(1,166)
3.579%	GBP Retail Price	Z / Z	LCH	10/15/33	170,000	1,912	—	1,912
3.572%	GBP Retail Price	Z / Z	LCH	05/15/34	50,000	(710)	—	(710)
3.580%	GBP Retail Price	Z / Z	LCH	06/15/39	30,000	1,247	30	1,217
3.590%	GBP Retail Price	Z / Z	LCH	06/15/39	40,000	1,837	—	1,837
3.600%	GBP Retail Price	Z / Z	LCH	06/15/39	140,000	7,046	(24)	7,070
1.243%	Eurostat Eurozone HICP	Z / Z	LCH	08/15/39	EUR 40,000	305	—	305
1.387%	Eurostat Eurozone HICP	Z / Z	LCH	08/15/49	20,000	590	—	590

						$106,930	($17,931)	$124,861

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Interest Rate Swaps – Short

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.425%	U.S. CPI Urban Consumers	Z / Z	LCH	08/06/20	$100,000	($38)	$—	($38)
1.160%	France CPI Ex Tobacco	Z / Z	LCH	08/15/20	EUR 80,000	(776)	57	(833)
2.027%	U.S. CPI Urban Consumers	Z / Z	LCH	11/23/20	$100,000	(377)	—	(377)
2.021%	U.S. CPI Urban Consumers	Z / Z	LCH	11/25/20	100,000	(366)	—	(366)
1.875%	U.S. CPI Urban Consumers	Z / Z	LCH	03/14/21	3,400,000	(11,938)	—	(11,938)
1.580%	U.S. CPI Urban Consumers	Z / Z	LCH	09/20/21	200,000	(429)	—	(429)
1.592%	U.S. CPI Urban Consumers	Z / Z	LCH	09/20/21	200,000	(477)	(39)	(438)
2.210%	U.S. CPI Urban Consumers	Z / Z	LCH	02/05/23	120,000	(3,179)	—	(3,179)
2.263%	U.S. CPI Urban Consumers	Z / Z	LCH	04/27/23	60,000	(2,007)	—	(2,007)
2.263%	U.S. CPI Urban Consumers	Z / Z	LCH	05/09/23	120,000	(3,979)	—	(3,979)
2.281%	U.S. CPI Urban Consumers	Z / Z	LCH	05/10/23	180,000	(6,442)	—	(6,442)
1.030%	France CPI Ex Tobacco	Z / Z	LCH	03/15/24	EUR 140,000	(2,252)	(53)	(2,199)
2.000%	3-Month USD-LIBOR	S / Q	CME	07/27/26	$400,000	(10,202)	5,823	(16,025)
2.400%	3-Month USD-LIBOR	S / Q	CME	12/07/26	400,000	(17,362)	—	(17,362)
1.750%	3-Month USD-LIBOR	S / Q	LCH	12/21/26	340,000	(6,790)	(2,170)	(4,620)
3.250%	3-Month NZD-Bank Bills	S / Q	CME	03/21/28	NZD 100,000	(10,934)	290	(11,224)
2.765%	3-Month USD-LIBOR	S / Q	CME	07/18/28	$150,000	(15,272)	—	(15,272)
1.750%	3-Month USD-LIBOR	S / Q	CME	09/12/29	3,500,000	(17,465)	8,182	(25,647)
3.598%	GBP Retail Price	Z / Z	LCH	09/15/34	GBP 210,000	(35)	156	(191)
2.000%	U.S. Fed Funds	A / A	LCH	12/15/47	$40,000	(4,643)	(72)	(4,571)
2.948%	3-Month USD-LIBOR	S / Q	CME	10/19/48	10,000	(2,994)	—	(2,994)
2.750%	3-Month USD-LIBOR	S / Q	CME	12/19/48	30,000	(7,566)	508	(8,074)
2.250%	3-Month USD-LIBOR	S / Q	CME	12/11/49	300,000	(38,927)	(692)	(38,235)
1.625%	3-Month USD-LIBOR	S / Q	CME	01/16/50	100,000	2,075	(1,423)	3,498
1.625%	3-Month USD-LIBOR	S / Q	CME	02/03/50	40,000	825	(2)	827

						($161,550)	$10,565	($172,115)

Total Interest Rate Swaps						($54,620)	($7,366)	($47,254)

Total Swap Agreements						($137,453)	($88,732)	($48,721)

Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps

	Upfront Premium Paid (Received)	Unrealized Appreciation (Deprecation)
OTC Swap Agreements
Assets	$1,839	$4,274
Liabilities	(3,092)	(2,526)
Centrally Cleared Swap Agreements (1)
Assets	18,651	140,852
Liabilities	(106,130)	(191,321)

	($88,732)	($48,721)

(1)	Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

(i)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,744,069	$—	$1,744,069	$—
	Mortgage-Backed Securities	9,663,363	—	9,663,363	—
	Asset-Backed Securities	2,953,978	—	2,953,978	—
	U.S. Treasury Obligations	36,960,723	—	36,960,723	—
	Foreign Government Bonds & Notes	3,859,754	—	3,859,754	—
	Short-Term Investments	583,075	182,061	401,014	—
	Derivatives:
	Credit Contracts
	Swaps	5,181	—	5,181	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	37,460	—	37,460	—
	Interest Rate Contracts
	Futures	104,014	104,014	—	—
	Purchased Options	2,426	—	2,426	—
	Swaps	139,945	—	139,945	—

	Total Interest Rate Contracts	246,385	104,014	142,371	—

	Total Assets - Derivatives	289,026	104,014	185,012	—

	Total Assets	56,053,988	286,075	55,767,913	—

Liabilities	Sale-buyback Financing Transactions	(12,094,294)	—	(12,094,294)	—
	Derivatives:
	Credit Contracts
	Written Options	(227)	—	(227)
	Swaps	(6,648)	—	(6,648)	—

	Total Credit Contracts	(6,875)	—	(6,875)	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(32,076)	—	(32,076)	—
	Interest Rate Contracts
	Futures	(92,273)	(92,273)	—	—
	Written Options	(26,180)	—	(26,180)	—
	Swaps	(187,199)	—	(187,199)	—

	Total Interest Rate Contracts	(305,652)	(92,273)	(213,379)	—

	Total Liabilities - Derivatives	(344,603)	(92,273)	(252,330)	—

	Total Liabilities	(12,438,897)	(92,273)	(12,346,624)	—

	Total	$43,615,091	$193,802	$43,421,289	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments

September 30, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 48.2%

Basic Materials - 1.1%

Anglo American Capital PLC (South Africa) 3.625% due 09/11/24 ~	$250,000	$257,900
ArcelorMittal (Luxembourg)
4.550% due 03/11/26	10,000	10,471
6.125% due 06/01/25	80,000	90,098
7.000% due 10/15/39	80,000	97,092
Barrick Gold Corp (Canada)
5.250% due 04/01/42	30,000	36,746
Barrick North America Finance LLC (Canada)
5.700% due 05/30/41	90,000	113,362
BHP Billiton Finance USA Ltd (Australia) 6.750% due 10/19/75 ~	270,000	315,973
Braskem Finance Ltd (Brazil) 5.750% due 04/15/21 ~	400,000	416,004
Freeport-McMoRan Inc
3.550% due 03/01/22	10,000	10,050
5.450% due 03/15/43	170,000	153,915
Glencore Funding LLC (Switzerland)
2.875% due 04/16/20 ~	60,000	60,209
3.875% due 10/27/27 ~	30,000	30,761
4.000% due 03/27/27 ~	260,000	267,533
4.125% due 03/12/24 ~	170,000	178,802
Indonesia Asahan Aluminium Persero PT (Indonesia) 6.530% due 11/15/28 ~	700,000	857,208
Newcrest Finance Pty Ltd (Australia) 4.450% due 11/15/21 ~	500,000	519,055
Nutrien Ltd (Canada) 4.875% due 03/30/20	40,000	40,492
OCP SA (Morocco) 4.500% due 10/22/25 ~	200,000	210,750
SASOL Financing USA LLC (South Africa) 5.875% due 03/27/24	500,000	540,539
Southern Copper Corp (Peru) 6.750% due 04/16/40	360,000	468,002
Syngenta Finance NV (Switzerland) 3.698% due 04/24/20 ~	600,000	602,061
Vale Overseas Ltd (Brazil) 6.875% due 11/21/36	48,000	61,056
Yamana Gold Inc (Brazil) 4.625% due 12/15/27	90,000	95,390

		5,433,469

Communications - 4.5%

Altice Financing SA (Luxembourg) 5.250% due 02/15/23 ~	EUR 300,000	337,281
Altice France SA (France)
6.250% due 05/15/24 ~	$600,000	621,450
7.375% due 05/01/26 ~	200,000	215,192
Amazon.com Inc
3.875% due 08/22/37	70,000	80,548
4.050% due 08/22/47	80,000	96,435
4.950% due 12/05/44	60,000	79,669
AT&T Inc
3.400% due 05/15/25	200,000	208,999
3.800% due 03/15/22	800,000	830,779
4.350% due 06/15/45	240,000	253,630
CCO Holdings LLC 5.125% due 05/01/27 ~	130,000	136,013
Charter Communications Operating LLC
3.579% due 07/23/20	2,060,000	2,078,730
4.464% due 07/23/22	1,000,000	1,053,107
5.375% due 04/01/38	20,000	22,425
5.750% due 04/01/48	10,000	11,413
6.384% due 10/23/35	50,000	60,652
6.834% due 10/23/55	30,000	37,985

	Principal Amount	Value
Comcast Cable Communications Holdings Inc 9.455% due 11/15/22	$400,000	$490,077
Comcast Corp
3.375% due 08/15/25	20,000	21,166
3.700% due 04/15/24	1,000,000	1,066,901
3.950% due 10/15/25	200,000	217,926
3.999% due 11/01/49	51,000	56,774
4.150% due 10/15/28	290,000	325,653
4.250% due 10/15/30	100,000	113,916
5.650% due 06/15/35	20,000	26,203
Deutsche Telekom International Finance BV (Germany) 2.820% due 01/19/22 ~	1,500,000	1,518,294
DISH DBS Corp 5.875% due 11/15/24	200,000	199,000
eBay Inc
2.750% due 01/30/23	500,000	506,399
3.800% due 03/09/22	800,000	828,996
Expedia Group Inc 3.800% due 02/15/28	800,000	838,116
Fox Corp 5.476% due 01/25/39 ~	80,000	98,432
Netflix Inc 5.375% due 02/01/21	20,000	20,670
Sprint Capital Corp 8.750% due 03/15/32	160,000	197,752
Sprint Communications Inc 7.000% due 03/01/20 ~	600,000	611,250
Sprint Corp
7.250% due 09/15/21	450,000	481,320
7.875% due 09/15/23	20,000	22,019
Sprint Spectrum Co LLC
3.360% due 03/20/23 ~	100,000	100,625
4.738% due 09/20/29 ~	450,000	479,480
Telefonica Emisiones SAU (Spain) 5.213% due 03/08/47	150,000	175,006
Telstra Corp Ltd (Australia) 4.800% due 10/12/21 ~	800,000	838,657
The Interpublic Group of Cos Inc 4.000% due 03/15/22	800,000	826,928
Time Warner Cable LLC
4.125% due 02/15/21	770,000	784,029
5.875% due 11/15/40	50,000	56,051
6.550% due 05/01/37	100,000	120,284
7.300% due 07/01/38	60,000	76,637
Time Warner Entertainment Co LP 8.375% due 07/15/33	20,000	27,690
United Group BV (Netherlands) 4.875% due 07/01/24 ~	EUR 600,000	682,786
UPCB Finance IV Ltd (Netherlands) 5.375% due 01/15/25 ~	$200,000	206,500
Verizon Communications Inc
2.625% due 08/15/26	20,000	20,277
3.376% due 02/15/25	1,346,000	1,422,555
3.850% due 11/01/42	20,000	21,496
4.329% due 09/21/28	5,000	5,676
4.400% due 11/01/34	90,000	102,743
4.500% due 08/10/33	320,000	372,690
5.500% due 03/16/47	30,000	39,673
Vodafone Group PLC (United Kingdom)
3.750% due 01/16/24	1,300,000	1,371,555
4.375% due 05/30/28	120,000	132,671
WPP Finance 2010 (United Kingdom) 4.750% due 11/21/21	1,000,000	1,047,356

		22,676,537

Consumer, Cyclical - 4.7%

BMW Finance NV (Germany) 2.250% due 08/12/22 ~	900,000	901,164

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Daimler Finance North America LLC (Germany)
2.550% due 08/15/22 ~	$1,100,000	$1,104,658
2.850% due 01/06/22 ~	900,000	911,517
3.350% due 05/04/21 ~	500,000	508,377
3.400% due 02/22/22 ~	1,100,000	1,125,735
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24	782,880	860,268
Ford Motor Co 4.750% due 01/15/43	10,000	8,685
Ford Motor Credit Co LLC 2.109% (EUR LIBOR + 0.370%) due 12/01/21 §	EUR 800,000	856,650
3.200% due 01/15/21	$900,000	901,429
3.393% (USD LIBOR + 1.235%) due 02/15/23 §	300,000	291,072
4.593% (USD LIBOR + 2.550%) due 01/07/21 §	1,000,000	1,015,485
5.085% due 01/07/21	600,000	615,454
5.875% due 08/02/21	200,000	209,543
8.125% due 01/15/20	600,000	609,967
General Motors Co
5.150% due 04/01/38	20,000	20,230
5.950% due 04/01/49	20,000	21,449
6.250% due 10/02/43	40,000	43,769
General Motors Financial Co Inc
0.147% (EUR LIBOR + 0.550%) due 03/26/22 § ~	EUR 700,000	758,172
2.450% due 11/06/20	$480,000	479,842
3.150% due 01/15/20	400,000	400,615
3.200% due 07/13/20	600,000	603,383
4.200% due 03/01/21	400,000	408,726
4.250% due 05/15/23	30,000	31,349
4.350% due 01/17/27	20,000	20,589
5.100% due 01/17/24	800,000	860,728
Harley-Davidson Financial Services Inc 3.550% due 05/21/21 ~	500,000	507,807
Hilton Worldwide Finance LLC 4.875% due 04/01/27	130,000	137,924
Las Vegas Sands Corp 3.200% due 08/08/24	230,000	234,570
Marriott International Inc 4.150% due 12/01/23	800,000	852,159
McDonald’s Corp
2.686% (USD LIBOR + 0.430%) due 10/28/21 §	500,000	500,250
3.500% due 03/01/27	10,000	10,699
3.700% due 01/30/26	130,000	139,669
3.800% due 04/01/28	30,000	32,888
MGM Resorts International 7.750% due 03/15/22	800,000	897,008
New Red Finance Inc (Canada) 4.250% due 05/15/24 ~	50,000	51,561
Newell Brands Inc
3.850% due 04/01/23	20,000	20,636
4.200% due 04/01/26	10,000	10,455
Nissan Motor Acceptance Corp
2.891% (USD LIBOR + 0.890%) due 01/13/22 § ~	1,000,000	1,004,710
Sands China Ltd (Macau) 5.125% due 08/08/25	310,000	341,130
VOC Escrow Ltd 5.000% due 02/15/28 ~	140,000	145,264
Volkswagen Group of America Finance LLC (Germany)
3.121% (USD LIBOR + 0.940%) due 11/12/21 § ~	800,000	804,700
4.625% due 11/13/25 ~	800,000	882,595
4.750% due 11/13/28 ~	1,000,000	1,113,663
Volkswagen International Finance NV (Germany) 1.144% (EUR LIBOR + 1.550%) due 11/16/24 § ~	EUR 600,000	673,343

	Principal Amount	Value
Volkswagen Leasing GmbH (Germany) 0.250% due 02/16/21 ~	EUR 100,000	$109,438
Walmart Inc 3.700% due 06/26/28	$160,000	177,631
WestJet Airlines Ltd (Canada) 3.500% due 06/16/21 ~	600,000	610,308
ZF North America Capital Inc (Germany) 4.500% due 04/29/22 ~	500,000	511,838

		23,339,102

Consumer, Non-Cyclical - 6.8%

Abbott Laboratories
3.750% due 11/30/26	38,000	41,439
4.750% due 11/30/36	70,000	86,149
4.900% due 11/30/46	40,000	51,680
AbbVie Inc
2.900% due 11/06/22	900,000	917,886
3.375% due 11/14/21	700,000	717,713
3.600% due 05/14/25	70,000	72,847
Aetna Inc 2.800% due 06/15/23	40,000	40,535
Allergan Funding SCS
3.450% due 03/15/22	80,000	82,019
3.800% due 03/15/25	90,000	94,315
Allergan Sales LLC 5.000% due 12/15/21 ~	700,000	735,604
Altria Group Inc
2.850% due 08/09/22	80,000	80,974
3.490% due 02/14/22	40,000	41,044
3.800% due 02/14/24	40,000	41,846
4.400% due 02/14/26	290,000	310,244
4.800% due 02/14/29	290,000	318,283
5.800% due 02/14/39	90,000	104,545
5.950% due 02/14/49	50,000	58,903
6.200% due 02/14/59	30,000	35,517
Amgen Inc
2.125% due 05/01/20	20,000	19,995
3.625% due 05/22/24	30,000	31,806
4.663% due 06/15/51	11,000	12,827
5.375% due 05/15/43	30,000	37,330
Anheuser-Busch Cos LLC (Belgium)
3.650% due 02/01/26	110,000	117,956
4.900% due 02/01/46	100,000	119,145
Anheuser-Busch InBev Worldwide Inc (Belgium)
4.150% due 01/23/25	90,000	98,391
4.750% due 01/23/29	380,000	442,861
Anthem Inc
3.125% due 05/15/22	30,000	30,700
3.350% due 12/01/24	40,000	41,622
3.650% due 12/01/27	80,000	84,262
Bacardi Ltd (Bermuda) 4.500% due 01/15/21 ~	600,000	611,862
BAT Capital Corp (United Kingdom)
2.764% due 08/15/22	800,000	807,870
3.557% due 08/15/27	100,000	100,644
4.540% due 08/15/47	170,000	163,502
Bayer US Finance II LLC (Germany) 3.875% due 12/15/23 ~	600,000	627,226
Becton Dickinson & Co
3.363% due 06/06/24	110,000	114,818
3.700% due 06/06/27	100,000	106,039
3.734% due 12/15/24	50,000	52,945
4.685% due 12/15/44	32,000	37,006
Bristol-Myers Squibb Co
2.900% due 07/26/24 ~	150,000	154,883
3.200% due 06/15/26 ~	120,000	125,912
3.400% due 07/26/29 ~	150,000	160,520
Campbell Soup Co
3.300% due 03/15/21	600,000	608,810
3.650% due 03/15/23	800,000	832,810

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Celgene Corp
2.250% due 08/15/21	$50,000	$50,016
2.875% due 02/19/21	500,000	504,945
3.250% due 08/15/22	400,000	412,293
3.550% due 08/15/22	90,000	93,539
3.875% due 08/15/25	50,000	54,016
5.000% due 08/15/45	150,000	188,469
Centene Corp 6.125% due 02/15/24	120,000	125,274
Cigna Corp
2.789% (USD LIBOR + 0.650%) due 09/17/21 §	1,200,000	1,200,049
2.891% (USD LIBOR + 0.890%) due 07/15/23 §	700,000	701,948
3.750% due 07/15/23	150,000	157,004
4.125% due 11/15/25	40,000	43,129
4.375% due 10/15/28	360,000	395,382
Conagra Brands Inc 3.800% due 10/22/21	800,000	825,822
Constellation Brands Inc
2.250% due 11/06/20	800,000	800,379
4.250% due 05/01/23	30,000	32,095
CVS Health Corp
3.700% due 03/09/23	1,050,000	1,093,557
4.100% due 03/25/25	250,000	267,121
4.300% due 03/25/28	690,000	746,937
5.050% due 03/25/48	110,000	125,293
5.125% due 07/20/45	60,000	68,476
Danone SA (France) 2.589% due 11/02/23 ~	200,000	202,894
DP World PLC (United Arab Emirates) 5.625% due 09/25/48 ~	200,000	231,972
Eli Lilly & Co 3.100% due 05/15/27	10,000	10,526
EMD Finance LLC (Germany) 2.400% due 03/19/20 ~	500,000	500,012
Gilead Sciences Inc
3.650% due 03/01/26	30,000	32,172
3.700% due 04/01/24	80,000	84,827
4.750% due 03/01/46	30,000	36,081
HCA Inc
4.500% due 02/15/27	40,000	42,959
7.500% due 02/15/22	80,000	88,864
Humana Inc
3.150% due 12/01/22	50,000	51,217
3.950% due 03/15/27	50,000	53,148
4.625% due 12/01/42	50,000	54,945
4.800% due 03/15/47	20,000	22,882
4.950% due 10/01/44	20,000	23,062
IHS Markit Ltd 5.000% due 11/01/22 ~	900,000	959,923
Imperial Brands Finance PLC (United Kingdom) 3.875% due 07/26/29 ~	1,000,000	1,009,975
Japan Tobacco Inc (Japan) 2.000% due 04/13/21 ~	300,000	298,327
Johnson & Johnson 3.625% due 03/03/37	100,000	111,707
Keurig Dr Pepper Inc 4.057% due 05/25/23	1,000,000	1,058,786
Kraft Heinz Foods Co
2.751% (USD LIBOR + 0.570%) due 02/10/21 §	900,000	898,306
3.950% due 07/15/25	120,000	125,719
Mars Inc
2.700% due 04/01/25 ~	40,000	41,076
3.200% due 04/01/30 ~	40,000	42,365
Medtronic Inc 3.500% due 03/15/25	52,000	55,859
Mondelez International Holdings Netherlands BV 2.000% due 10/28/21 ~	900,000	898,472

	Principal Amount	Value
Mylan NV 2.250% due 11/22/24 ~	EUR 900,000	$1,043,859
PayPal Holdings Inc 2.850% due 10/01/29	$900,000	904,807
Pernod Ricard SA (France)
4.250% due 07/15/22 ~	800,000	842,493
4.450% due 01/15/22 ~	150,000	157,422
5.750% due 04/07/21 ~	750,000	789,434
Philip Morris International Inc
2.500% due 08/22/22	210,000	212,206
2.500% due 11/02/22	80,000	80,864
4.500% due 03/20/42	30,000	33,451
Prime Security Services Borrower LLC 5.750% due 04/15/26 ~	50,000	52,190
Reckitt Benckiser Treasury Services PLC (United Kingdom) 2.375% due 06/24/22 ~	600,000	603,928
Reynolds American Inc (United Kingdom)
3.250% due 06/12/20	81,000	81,523
5.850% due 08/15/45	50,000	55,443
6.150% due 09/15/43	30,000	34,047
6.875% due 05/01/20	400,000	410,511
Takeda Pharmaceutical Co Ltd (Japan)
4.000% due 11/26/21 ~	1,000,000	1,035,681
4.400% due 11/26/23 ~	1,000,000	1,077,734
Teva Pharmaceutical Finance Co BV (Israel) 2.950% due 12/18/22	40,000	34,450
Teva Pharmaceutical Finance IV BV (Israel) 3.650% due 11/10/21	100,000	92,625
Teva Pharmaceutical Finance Netherlands II BV (Israel) 1.250% due 03/31/23 ~	EUR 900,000	825,490
Teva Pharmaceutical Finance Netherlands III BV (Israel)
2.200% due 07/21/21	$620,000	568,850
2.800% due 07/21/23	110,000	89,238
United Rentals North America Inc
5.500% due 07/15/25	50,000	52,213
5.875% due 09/15/26	90,000	96,305
UnitedHealth Group Inc
3.700% due 08/15/49	20,000	21,261
3.750% due 07/15/25	80,000	86,156
3.875% due 12/15/28	120,000	132,122
3.875% due 08/15/59	40,000	42,404
Wm Wrigley Jr Co 3.375% due 10/21/20 ~	70,000	71,008

		33,722,820

Energy - 1.9%

Apache Corp
3.250% due 04/15/22	24,000	24,441
4.250% due 01/15/44	170,000	151,869
4.375% due 10/15/28	20,000	20,530
4.750% due 04/15/43	30,000	28,874
5.100% due 09/01/40	80,000	79,916
Baker Hughes LLC 2.773% due 12/15/22	900,000	915,604
BG Energy Capital PLC (United Kingdom) 4.000% due 10/15/21 ~	800,000	829,179
Blue Racer Midstream LLC 6.125% due 11/15/22 ~	30,000	30,309
BP Capital Markets PLC (United Kingdom) 3.506% due 03/17/25	130,000	137,989
3.535% due 11/04/24	40,000	42,501
Cimarex Energy Co 3.900% due 05/15/27	170,000	173,265
Concho Resources Inc
3.750% due 10/01/27	10,000	10,404
4.300% due 08/15/28	180,000	194,325
4.375% due 01/15/25	50,000	51,830

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
ConocoPhillips 6.500% due 02/01/39	$10,000	$14,490
Continental Resources Inc
3.800% due 06/01/24	50,000	51,009
4.375% due 01/15/28	40,000	41,400
4.500% due 04/15/23	40,000	41,583
Devon Energy Corp 5.000% due 06/15/45	160,000	185,656
Ecopetrol SA (Colombia) 5.875% due 05/28/45	270,000	318,155
Energy Transfer Operating LP
4.950% due 06/15/28	40,000	44,007
6.250% due 04/15/49	10,000	12,159
Enterprise Products Operating LLC 4.150% due 10/16/28	160,000	177,375
EOG Resources Inc 4.150% due 01/15/26	70,000	77,486
Exxon Mobil Corp
3.043% due 03/01/26	140,000	147,007
4.114% due 03/01/46	50,000	59,488
KazMunayGas National Co JSC (Kazakhstan) 5.375% due 04/24/30 ~	200,000	225,225
Kinder Morgan Energy Partners LP 3.500% due 03/01/21	80,000	81,228
MPLX LP
3.002% (USD LIBOR + 0.900%) due 09/09/21 §	1,000,000	1,003,459
4.500% due 04/15/38	100,000	103,882
4.700% due 04/15/48	60,000	62,777
4.800% due 02/15/29	100,000	110,593
4.875% due 12/01/24	100,000	109,852
Noble Energy Inc
3.850% due 01/15/28	30,000	31,166
5.250% due 11/15/43	80,000	89,287
Oasis Petroleum Inc 6.875% due 01/15/23	10,000	9,200
Occidental Petroleum Corp
2.700% due 08/15/22	70,000	70,642
2.900% due 08/15/24	40,000	40,349
3.000% due 02/15/27	180,000	178,840
4.100% due 02/15/47	120,000	117,074
4.200% due 03/15/48	10,000	9,934
4.400% due 04/15/46	20,000	20,382
4.625% due 06/15/45	50,000	51,730
4.850% due 03/15/21	24,000	24,822
5.550% due 03/15/26	190,000	214,987
6.450% due 09/15/36	310,000	384,179
Petrobras Global Finance BV (Brazil)
5.299% due 01/27/25	1,075,000	1,176,050
6.900% due 03/19/49	30,000	34,470
Petroleos Mexicanos (Mexico)
6.375% due 01/23/45	70,000	65,188
6.875% due 08/04/26	220,000	237,050
Range Resources Corp
4.875% due 05/15/25	10,000	8,300
5.000% due 03/15/23	150,000	131,625
Shell International Finance BV (Netherlands)
2.875% due 05/10/26	50,000	52,164
4.375% due 05/11/45	130,000	157,423
4.550% due 08/12/43	50,000	61,374
Sinopec Group Overseas Development Ltd (China) 4.375% due 04/10/24 ~	290,000	313,008
Targa Resources Partners LP 4.250% due 11/15/23	60,000	60,675
5.875% due 04/15/26	40,000	42,400
6.500% due 07/15/27 ~	10,000	10,936
6.875% due 01/15/29 ~	10,000	10,951
The Williams Cos Inc 7.500% due 01/15/31	190,000	250,041

	Principal Amount	Value
Transcontinental Gas Pipe Line Co LLC 7.850% due 02/01/26	$30,000	$38,008
Western Midstream Operating LP 4.650% due 07/01/26	100,000	98,905

		9,549,027

Financial - 22.3%

AerCap Ireland Capital DAC (Ireland)
3.950% due 02/01/22	800,000	826,606
4.450% due 10/01/25	500,000	533,853
4.625% due 07/01/22	800,000	845,066
AIB Group PLC (Ireland) 4.750% due 10/12/23 ~	500,000	529,132
Aircastle Ltd 5.125% due 03/15/21	500,000	518,371
Ambac LSNI LLC (Cayman) 7.104% (USD LIBOR + 5.000%) due 02/12/23 § ~	356,182	360,635
American Express Co 3.375% due 05/17/21	1,100,000	1,122,303
3.400% due 02/27/23	700,000	727,360
American Express Credit Corp 2.375% due 05/26/20	80,000	80,113
American Homes 4 Rent LP REIT 4.250% due 02/15/28	100,000	107,987
American International Group Inc 3.750% due 07/10/25	630,000	665,897
American Tower Corp REIT 5.900% due 11/01/21	500,000	537,461
Australia & New Zealand Banking Group Ltd (Australia) 2.584% (USD LIBOR + 0.460%) due 05/17/21 § ~	500,000	502,242
3.300% due 05/17/21	500,000	510,424
AvalonBay Communities Inc REIT 3.450% due 06/01/25	300,000	317,365
Banco Bilbao Vizcaya Argentaria SA (Spain) 8.875% due 04/14/21 ~	EUR 800,000	965,969
Banco Santander SA (Spain)
3.848% due 04/12/23	$200,000	208,569
4.379% due 04/12/28	200,000	218,822
Bank of America Corp
2.917% (USD LIBOR + 0.790%) due 03/05/24 §	700,000	701,534
3.004% due 12/20/23	155,000	158,385
3.283% (USD LIBOR + 1.000%) due 04/24/23 §	500,000	504,170
3.419% due 12/20/28	203,000	211,988
3.500% due 04/19/26	110,000	117,084
3.550% due 03/05/24	90,000	93,644
3.593% due 07/21/28	100,000	105,804
3.864% due 07/23/24	500,000	526,879
3.974% due 02/07/30	540,000	591,633
4.100% due 07/24/23	500,000	534,216
4.200% due 08/26/24	160,000	171,732
4.250% due 10/22/26	420,000	455,486
4.330% due 03/15/50	20,000	23,665
4.450% due 03/03/26	90,000	98,167
Bank of Montreal (Canada) 3.803% due 12/15/32	60,000	62,282
Banque Federative du Credit Mutuel SA (France) 3.750% due 07/20/23 ~	600,000	631,867
Barclays Bank PLC (United Kingdom)
2.676% (USD LIBOR + 0.400%) due 10/25/19 §	900,000	900,210
7.625% due 11/21/22	800,000	882,572
Barclays PLC (United Kingdom)
3.588% (USD LIBOR + 1.430%) due 02/15/23 §	1,000,000	1,000,169
3.684% due 01/10/23	500,000	508,734

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
4.610% due 02/15/23	$700,000	$727,543
4.972% due 05/16/29	900,000	988,540
8.000% due 12/15/20	EUR 600,000	700,581
Berkshire Hathaway Finance Corp 4.250% due 01/15/49	$120,000	142,461
BNP Paribas SA (France)
4.375% due 03/01/33 ~	250,000	263,958
4.705% due 01/10/25 ~	230,000	248,779
5.198% due 01/10/30 ~	410,000	480,309
Boston Properties LP REIT 4.500% due 12/01/28	500,000	569,349
BPCE SA (France) 4.000% due 09/12/23 ~	850,000	897,052
Capital One Financial Corp 4.250% due 04/30/25	500,000	541,561
Carlyle Finance LLC 5.650% due 09/15/48 ~	150,000	177,424
CBL & Associates LP REIT 5.950% due 12/15/26	1,200,000	849,000
Citibank NA
2.844% due 05/20/22	1,000,000	1,010,475
2.850% due 02/12/21	800,000	809,362
3.650% due 01/23/24	1,600,000	1,695,960
Citigroup Inc
2.750% due 04/25/22	800,000	812,206
4.075% due 04/23/29	150,000	163,914
4.400% due 06/10/25	170,000	182,925
5.300% due 05/06/44	102,000	127,000
5.500% due 09/13/25	220,000	249,424
5.950% due 01/30/23	300,000	312,214
5.950% due 05/15/25	210,000	222,521
6.675% due 09/13/43	70,000	101,657
8.125% due 07/15/39	70,000	114,498
Commonwealth Bank of Australia (Australia) 5.000% due 10/15/19 ~	70,000	70,077
Cooperatieve Rabobank UA (Netherlands)
3.125% due 04/26/21	400,000	406,981
4.625% due 12/01/23	290,000	312,008
5.500% due 06/29/20 ~	EUR 700,000	787,230
6.625% due 06/29/21 ~	400,000	476,173
6.875% due 03/19/20 ~	300,000	337,444
Credit Agricole SA (France) 8.375% due 10/13/19 ~	$300,000	301,980
Credit Suisse AG (Switzerland) 6.500% due 08/08/23 ~	1,200,000	1,339,277
Credit Suisse Group AG (Switzerland) 3.372% (USD LIBOR + 1.240%) due 06/12/24 § ~	750,000	755,227
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
3.750% due 03/26/25	800,000	841,241
3.800% due 09/15/22	800,000	831,465
3.800% due 06/09/23	800,000	835,908
4.875% due 05/15/45	270,000	331,161
Danske Bank AS (Denmark)
5.000% due 01/12/22 ~	200,000	210,346
5.375% due 01/12/24 ~	200,000	219,846
Deutsche Bank AG (Germany)
2.971% (USD LIBOR + 0.970%) due 07/13/20 §	500,000	498,882
3.150% due 01/22/21	600,000	598,815
3.950% due 02/27/23	500,000	507,557
4.250% due 10/14/21	900,000	913,258
5.000% due 02/14/22	900,000	932,266
Digital Realty Trust LP REIT 4.450% due 07/15/28	500,000	553,329
EPR Properties REIT 5.250% due 07/15/23	400,000	430,474
ERP Operating LP REIT 3.375% due 06/01/25	200,000	211,578

	Principal Amount	Value
GE Capital International Funding Co 2.342% due 11/15/20	$1,183,000	$1,180,437
GE Capital UK Funding Unlimited Co 5.875% due 11/04/20	GBP 600,000	771,945
Goodman US Finance Three LLC REIT (Australia) 3.700% due 03/15/28 ~	$200,000	207,868
Host Hotels & Resorts LP REIT 4.000% due 06/15/25	200,000	211,455
HSBC Holdings PLC (United Kingdom)
2.724% (USD LIBOR + 0.600%) due 05/18/21 §	500,000	500,573
3.400% due 03/08/21	1,500,000	1,523,375
3.900% due 05/25/26	200,000	212,279
3.973% due 05/22/30	200,000	213,762
4.583% due 06/19/29	560,000	621,714
Industrial & Commercial Bank of China Ltd (China) 2.992% (USD LIBOR + 0.875%) due 11/29/19 § ~	800,000	800,408
ING Groep NV (Netherlands)
3.150% due 03/29/22	800,000	818,335
4.625% due 01/06/26 ~	700,000	774,940
International Lease Finance Corp 5.875% due 08/15/22	150,000	164,402
Intesa Sanpaolo SPA (Italy)
3.375% due 01/12/23 ~	220,000	221,983
5.017% due 06/26/24 ~	370,000	381,211
Jackson National Life Global Funding
2.375% due 09/15/22 ~	900,000	905,380
3.300% due 06/11/21 ~	400,000	407,892
JPMorgan Chase & Co
2.550% due 10/29/20	1,000,000	1,005,311
2.700% due 05/18/23	1,400,000	1,424,928
3.125% due 01/23/25	500,000	518,425
3.509% due 01/23/29	150,000	158,674
3.514% due 06/18/22	500,000	511,838
3.797% due 07/23/24	500,000	527,986
4.203% due 07/23/29	170,000	189,026
4.250% due 10/01/27	120,000	132,014
4.452% due 12/05/29	220,000	249,044
4.950% due 06/01/45	250,000	310,800
JPMorgan Chase Bank NA
2.607% (USD LIBOR + 0.340%) due 04/26/21 §	500,000	500,320
3.086% due 04/26/21	300,000	301,613
KEB Hana Bank (South Korea) 3.375% due 01/30/22 ~	900,000	919,138
Kilroy Realty LP REIT 4.750% due 12/15/28	1,000,000	1,126,313
Kimco Realty Corp REIT 2.700% due 03/01/24	900,000	907,822
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	30,000	36,558
LifeStorage LP REIT 3.500% due 07/01/26	800,000	822,155
Lloyds Bank PLC (United Kingdom) 3.300% due 05/07/21	500,000	508,760
Lloyds Banking Group PLC (United Kingdom)
2.408% (AUD Bank Bill + 1.400%) due 03/07/25 §	AUD 800,000	528,629
2.858% due 03/17/23	$1,100,000	1,103,940
3.574% due 11/07/28	200,000	204,212
4.000% due 03/07/25	AUD 900,000	649,130
4.450% due 05/08/25	$500,000	538,593
4.500% due 11/04/24	260,000	271,641
7.625% due 06/27/23 ~	GBP 600,000	804,633
Metropolitan Life Global Funding 3.450% due 12/18/26 ~	$700,000	752,929
Mid-America Apartments LP REIT 4.200% due 06/15/28	700,000	772,681

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Mitsubishi UFJ Financial Group Inc (Japan)
3.407% due 03/07/24	$700,000	$728,832
3.455% due 03/02/23	600,000	621,409
Mizuho Financial Group Inc (Japan) 3.922% due 09/11/24	600,000	631,471
Morgan Stanley
2.731% (USD LIBOR + 0.550%) due 02/10/21 §	500,000	500,477
3.125% due 07/27/26	200,000	206,147
3.458% (USD LIBOR + 1.180%) due 01/20/22 §	500,000	504,944
3.737% due 04/24/24	700,000	731,395
3.772% due 01/24/29	40,000	42,783
4.431% due 01/23/30	160,000	179,923
Nasdaq Inc 3.850% due 06/30/26	800,000	858,038
National Australia Bank Ltd (Australia) 3.625% due 06/20/23	500,000	526,604
National Retail Properties Inc REIT 3.500% due 10/15/27	200,000	209,590
Navient Corp 8.000% due 03/25/20	600,000	613,500
New York Life Global Funding 2.900% due 01/17/24 ~	1,000,000	1,031,810
Oversea-Chinese Banking Corp Ltd (Singapore) 2.574% (USD LIBOR + 0.450%) due 05/17/21 § ~	400,000	400,679
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	50,000	52,820
Regions Bank 3.374% due 08/13/21	500,000	504,434
Reliance Standard Life Global Funding II
2.500% due 01/15/20 ~	30,000	30,024
2.625% due 07/22/22 ~	900,000	907,919
Royal Bank of Scotland Group PLC (United Kingdom)
3.875% due 09/12/23	800,000	826,143
5.125% due 05/28/24	720,000	768,042
6.125% due 12/15/22	70,000	75,789
7.500% due 08/10/20	800,000	819,000
8.625% due 08/15/21	600,000	644,010
Santander Holdings USA Inc
4.450% due 12/03/21	1,000,000	1,044,758
4.500% due 07/17/25	130,000	139,588
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	1,100,000	1,104,484
Santander UK PLC (United Kingdom)
2.375% due 03/16/20	40,000	40,036
3.750% due 11/15/21	1,000,000	1,032,693
Simon Property Group LP REIT 2.500% due 09/01/20	400,000	401,388
Skandinaviska Enskilda Banken AB (Sweden)
2.554% (USD LIBOR + 0.430%) due 05/17/21 § ~	500,000	501,480
3.250% due 05/17/21 ~	500,000	508,682
Societe Generale SA (France) 4.250% due 09/14/23 ~	500,000	530,891
Standard Chartered PLC (United Kingdom) 2.744% due 09/10/22 ~	900,000	901,300
Sumitomo Mitsui Financial Group Inc (Japan) 2.058% due 07/14/21	120,000	119,672
Svenska Handelsbanken AB (Sweden) 3.350% due 05/24/21	250,000	255,098
Synchrony Bank 3.650% due 05/24/21	500,000	509,729
Teachers Insurance & Annuity Association of America
4.900% due 09/15/44 ~	40,000	49,828
6.850% due 12/16/39 ~	18,000	26,655

	Principal Amount	Value
The Depository Trust & Clearing Corp 4.875% due 06/15/20 ~	$250,000	$252,554
The Goldman Sachs Group Inc
2.898% (USD LIBOR + 0.750%) due 02/23/23 §	600,000	599,860
3.036% (USD LIBOR + 0.780%) due 10/31/22 §	500,000	501,593
3.200% due 02/23/23	60,000	61,662
3.319% (USD LIBOR + 1.200%) due 09/15/20 §	500,000	503,932
3.328% (USD LIBOR + 1.170%) due 05/15/26 §	1,000,000	1,005,860
3.500% due 01/23/25	700,000	730,805
3.750% due 05/22/25	600,000	635,892
3.850% due 07/08/24	310,000	328,653
4.223% due 05/01/29	470,000	513,139
4.250% due 10/21/25	470,000	504,240
5.150% due 05/22/45	340,000	404,979
6.250% due 02/01/41	70,000	97,277
The Toronto-Dominion Bank (Canada)
2.500% due 01/18/23 ~	1,200,000	1,216,766
3.350% due 10/22/21 ~	500,000	514,745
UBS AG (Switzerland) 2.682% (USD LIBOR + 0.580%) due 06/08/20 § ~	1,200,000	1,203,434
UBS Group Funding Switzerland AG (Switzerland)
2.859% due 08/15/23 ~	200,000	202,320
3.000% due 04/15/21 ~	1,000,000	1,012,266
3.491% due 05/23/23 ~	260,000	267,035
4.125% due 09/24/25 ~	1,000,000	1,081,342
4.125% due 04/15/26 ~	200,000	217,748
4.253% due 03/23/28 ~	270,000	294,793
7.000% due 01/31/24 ~	250,000	265,813
UniCredit SPA (Italy)
6.572% due 01/14/22 ~	350,000	375,570
7.830% due 12/04/23 ~	1,800,000	2,111,857
VEREIT Operating Partnership LP REIT 3.950% due 08/15/27	200,000	211,279
Vesteda Finance BV (Netherlands) 2.500% due 10/27/22 ~	EUR 600,000	698,956
Visa Inc
3.150% due 12/14/25	$150,000	160,057
4.300% due 12/14/45	100,000	124,179
Washington Prime Group LP REIT 6.450% due 08/15/24	950,000	933,660
WEA Finance LLC REIT (France) 3.750% due 09/17/24 ~	270,000	286,325
Wells Fargo & Co
3.000% due 10/23/26	200,000	205,293
3.450% due 02/13/23	40,000	41,347
3.486% (USD LIBOR + 1.230%) due 10/31/23 §	2,000,000	2,031,253
3.584% due 05/22/28	100,000	106,022
3.750% due 01/24/24	950,000	1,006,727
4.150% due 01/24/29	130,000	144,074
4.400% due 06/14/46	30,000	33,761
4.750% due 12/07/46	220,000	260,830
4.900% due 11/17/45	190,000	227,752
5.375% due 11/02/43	80,000	101,163
5.606% due 01/15/44	150,000	194,280
Wells Fargo Bank NA
2.082% due 09/09/22	900,000	898,108
3.625% due 10/22/21	300,000	308,758
Westpac Banking Corp (Australia) 2.300% due 05/26/20	40,000	40,078

		111,144,806

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Industrial - 2.7%

3M Co 2.375% due 08/26/29	$60,000	$59,615
Aviation Capital Group LLC
2.875% due 01/20/22 ~	500,000	502,204
4.125% due 08/01/25 ~	600,000	626,498
CNH Industrial Capital LLC 4.875% due 04/01/21	400,000	415,072
DAE Funding LLC (United Arab Emirates) 5.750% due 11/15/23 ~	60,000	63,201
Eaton Corp
2.750% due 11/02/22	130,000	132,332
4.150% due 11/02/42	20,000	22,177
GATX Corp
3.007% (USD LIBOR + 0.720%) due 11/05/21 §	1,000,000	1,003,005
4.750% due 06/15/22	400,000	423,967
4.850% due 06/01/21	290,000	302,483
General Electric Co
3.150% due 09/07/22	77,000	78,268
5.300% due 02/11/21	200,000	206,693
5.500% due 01/08/20	20,000	20,157
5.875% due 01/14/38	40,000	48,124
6.750% due 03/15/32	30,000	37,762
6.875% due 01/10/39	298,000	395,054
John Deere Capital Corp 2.652% (USD LIBOR + 0.550%) due 06/07/23 §	500,000	501,826
L3Harris Technologies Inc 5.054% due 04/27/45	60,000	75,433
Lockheed Martin Corp
3.100% due 01/15/23	20,000	20,639
3.550% due 01/15/26	70,000	75,118
4.500% due 05/15/36	30,000	35,991
Northrop Grumman Corp
2.930% due 01/15/25	40,000	41,266
3.250% due 01/15/28	160,000	168,103
NTT Finance Corp (Japan) 1.900% due 07/21/21 ~	800,000	795,685
Penske Truck Leasing Co LP
4.125% due 08/01/23 ~	600,000	635,397
4.250% due 01/17/23 ~	800,000	846,609
Raytheon Co 3.125% due 10/15/20	70,000	70,858
Republic Services Inc 2.500% due 08/15/24	50,000	50,607
Rockwell Collins Inc
2.800% due 03/15/22	500,000	508,412
3.100% due 11/15/21	800,000	811,990
3.200% due 03/15/24	1,000,000	1,039,400
SMBC Aviation Capital Finance DAC (Ireland) 3.000% due 07/15/22 ~	1,100,000	1,112,309
The Boeing Co
2.700% due 02/01/27	30,000	30,677
2.800% due 03/01/27	30,000	30,702
3.100% due 05/01/26	10,000	10,501
3.200% due 03/01/29	90,000	94,590
3.250% due 02/01/35	130,000	135,630
3.750% due 02/01/50	40,000	43,422
TTX Co 2.600% due 06/15/20 ~	550,000	551,333
Union Pacific Corp 4.500% due 09/10/48	130,000	154,884
United Technologies Corp 3.950% due 08/16/25	60,000	65,733
4.125% due 11/16/28	30,000	33,977
4.500% due 06/01/42	60,000	72,109

	Principal Amount	Value
Waste Management Inc 3.200% due 06/15/26	$30,000	$31,675
3.450% due 06/15/29	20,000	21,590
3.500% due 05/15/24	100,000	105,369
4.150% due 07/15/49	50,000	58,540
WRKCo Inc 4.650% due 03/15/26	1,000,000	1,098,608

		13,665,595

Technology - 1.8%

Activision Blizzard Inc 2.600% due 06/15/22	900,000	909,537
Apple Inc 2.450% due 08/04/26	180,000	182,838
Broadcom Corp
2.650% due 01/15/23	700,000	699,819
3.000% due 01/15/22	700,000	707,033
Broadcom Inc 3.125% due 10/15/22 ~	900,000	911,659
Dell International LLC
4.420% due 06/15/21 ~	1,000,000	1,031,358
5.450% due 06/15/23 ~	500,000	544,787
Hewlett Packard Enterprise Co 2.763% (USD LIBOR + 0.720%) due 10/05/21 §	600,000	600,058
Intel Corp 3.700% due 07/29/25	50,000	54,227
International Business Machines Corp 3.000% due 05/15/24	170,000	176,031
Microsoft Corp
2.400% due 08/08/26	490,000	500,280
2.700% due 02/12/25	60,000	62,319
3.300% due 02/06/27	200,000	215,773
3.450% due 08/08/36	20,000	22,141
3.950% due 08/08/56	30,000	35,533
NXP BV (Netherlands)
4.625% due 06/01/23 ~	700,000	746,393
4.875% due 03/01/24 ~	800,000	868,406
salesforce.com Inc 3.700% due 04/11/28	30,000	32,962
VMware Inc 2.950% due 08/21/22	500,000	507,280

		8,808,434

Utilities - 2.4%

American Electric Power Co Inc 2.150% due 11/13/20	500,000	500,367
Duke Energy Carolinas LLC 5.300% due 02/15/40	60,000	77,945
Duke Energy Corp
2.675% (USD LIBOR + 0.500%) due 05/14/21 § ~	500,000	502,152
3.150% due 08/15/27	200,000	208,044
3.550% due 09/15/21	800,000	819,012
Duke Energy Ohio Inc 3.650% due 02/01/29	20,000	21,905
Emera US Finance LP (Canada) 2.700% due 06/15/21	800,000	804,904
Entergy Corp 5.125% due 09/15/20	400,000	408,151
FirstEnergy Corp
3.900% due 07/15/27	190,000	202,642
4.250% due 03/15/23	170,000	179,928
7.375% due 11/15/31	590,000	835,601
IPALCO Enterprises Inc 3.450% due 07/15/20	800,000	804,883
LG&E & KU Energy LLC 4.375% due 10/01/21	500,000	516,460
National Fuel Gas Co 4.900% due 12/01/21	2,000,000	2,072,840

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
NextEra Energy Capital Holdings Inc
2.403% due 09/01/21	$900,000	$905,941
2.852% (USD LIBOR + 0.720%) due 02/25/22 §	900,000	908,470
3.200% due 02/25/22	900,000	920,706
Niagara Mohawk Power Corp 4.278% due 12/15/28 ~	1,100,000	1,245,983
Virginia Electric & Power Co 6.350% due 11/30/37	160,000	222,795

		12,158,729

Total Corporate Bonds & Notes (Cost $232,174,252)		240,498,519

SENIOR LOAN NOTES - 1.1%

Communications - 0.2%

Altice France SA Term B-12 (France) 5.715% (USD LIBOR + 3.000%) due 01/31/26 §	254,750	254,093
Charter Communications Operating LLC Term B 4.050% (USD LIBOR + 2.000%) due 04/30/25 §	159,738	160,873
Diamond Sports Group LLC Term B 5.300% (USD LIBOR + 3.250%) due 08/24/26 § ¥	40,000	40,269
iHeartCommunications Inc 6.100% (USD LIBOR + 4.000%) due 05/01/26 § ¥	73,076	73,647
Intelsat Jackson Holdings SA Term B-3 (Luxembourg) 5.804% (USD LIBOR + 3.750%) due 11/27/23 § ¥	50,000	50,150
Level 3 Parent LLC Term B 4.294% (USD LIBOR + 2.250%) due 02/22/24 §	80,000	80,233
Nexstar Broadcasting Inc Term B due 09/19/26 ¥	100,000	100,615
Univision Communications Inc Term C-5 4.794% (USD LIBOR + 2.750%) due 03/15/24 §	141,716	137,970
Virgin Media Bristol LLC Term K 4.528% (USD LIBOR + 2.500%) due 01/15/26 §	100,000	100,141
Ziggo BV Term E (Netherlands) 4.528% (USD LIBOR + 2.500%) due 04/15/25 §	109,750	109,681

		1,107,672

Consumer, Cyclical - 0.3%

Alterra Mountain Co Term B 5.044% (USD LIBOR + 3.000%) due 07/31/24 §	79,394	79,592
Boyd Gaming Corp Term B 4.166% (USD LIBOR + 2.500%) due 09/15/23 §	136,109	136,714
Caesars Resort Collection LLC Term B 4.794% (USD LIBOR + 2.750%) due 12/22/24 §	120,316	119,682
CEOC LLC Term B 4.044% (USD LIBOR + 2.000%) due 10/06/24 §	24,848	24,862
CityCenter Holdings LLC Term B 4.294% (USD LIBOR + 2.250%) due 04/18/24 §	32,923	33,040
Four Seasons Hotels Ltd Term B (Canada) due 11/30/23 ¥	49,872	50,166
Hilton Worldwide Finance LLC Term B-2 due 06/21/26 ¥	100,000	100,715

	Principal Amount	Value
Michaels Stores Inc Term B 4.544% (USD LIBOR + 2.500%) due 01/28/23 §	$106,806	$104,536
Panther BF Aggregator 2 LP Term B 5.544% (USD LIBOR + 3.500%) due 04/30/26 §	90,000	89,513
Party City Holdings Inc 4.550% (USD LIBOR + 2.750%) due 08/19/22 §	139,503	138,486
PCI Gaming Authority Term B 5.044% (USD LIBOR + 3.000%) due 05/31/26 §	39,900	40,159
Scientific Games International Inc Term B-5 4.876% (USD LIBOR + 2.750%) due 08/14/24 §	205,167	203,738
Stars Group Holdings BV Term B (Canada) 5.604% (USD LIBOR + 3.500%) due 07/10/25 §	9,223	9,271
TKC Holdings Inc 5.800% (USD LIBOR + 3.750%) due 02/01/23 §	69,639	68,580
UFC Holdings LLC Term B 5.300% (USD LIBOR + 3.250%) due 04/29/26 §	99,487	99,964

		1,299,018

Consumer, Non-Cyclical - 0.3%

Air Medical Group Holdings Inc Term B 5.307% (USD LIBOR + 3.250%) due 04/28/22 §	305,473	286,686
Albertson’s LLC Term B-8 4.794% (USD LIBOR + 2.750%) due 08/17/26 §	48,445	48,799
Allied Universal Holdco LLC 6.507% (USD LIBOR + 4.250%) due 07/12/26 §	18,198	18,248
Atlantic Aviation FBO Inc Term B 5.800% (USD LIBOR + 3.750%) due 12/06/25 §	19,850	20,023
Bausch Health Americas Inc Term B 5.039% (USD LIBOR + 3.000%) due 06/01/25 §	46,557	46,798
Change Healthcare Holdings LLC Term B 4.544% (USD LIBOR + 2.750%) due 03/01/24 §	79,516	79,237
Jaguar Holding Co II 4.544% (USD LIBOR + 2.500%) due 08/18/22 §	29,922	29,985
MPH Acquisition Holdings LLC Term B 4.854% (USD LIBOR + 3.000%) due 06/07/23 §	186,441	177,974
Option Care Health Inc 6.544% (USD LIBOR + 4.500%) due 08/06/26 §	80,000	80,100
Phoenix Guarantor Inc Term B 6.567% (USD LIBOR + 4.500%) due 03/05/26 §	101,564	101,913
Prime Security Services Borrower LLC Term B 5.210% (USD LIBOR + 3.250%) due 09/23/26 §	159,626	158,001
RegionalCare Hospital Partners Holdings Inc 6.554% (USD LIBOR + 4.500%) due 11/16/25 §	168,999	169,342
VVC Holding Corp Term B 6.681% (USD LIBOR + 4.500%) due 02/11/26 §	159,200	158,570

		1,375,676

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Diversified - 0.0%

First Eagle Holdings Inc Term B 4.854% (USD LIBOR + 2.750%) due 12/01/24 §	$39,725	$39,837

Energy - 0.0%

Blackstone CQP Holdco LP Term B 5.656% (USD LIBOR + 3.500%) due 06/20/24 §	29,925	30,107

Financial - 0.1%

Asurion LLC Term B-4
5.044% (USD LIBOR + 2.750%) due 08/04/22 §	126,629	127,136
Term B-7 5.044% (USD LIBOR + 3.000%) due 11/03/24 §	59,522	59,783
Avolon (US) LLC Term B-3 (Ireland) 3.794% (USD LIBOR + 1.750%) due 01/15/25 §	93,709	94,224
Focus Financial Partners LLC Term B 4.544% (USD LIBOR + 2.500%) due 07/03/24 §	19,899	20,013
Jane Street Group LLC Term B 5.044% (USD LIBOR + 3.000%) due 08/25/22 §	49,674	49,674
LPL Holdings Inc Term B 4.304% (USD LIBOR + 2.250%) due 09/21/24 §	19,848	19,978
RPI Finance Trust Term B-6 4.044% (USD LIBOR + 2.000%) due 04/17/23 §	69,146	69,573
The Edelman Financial Center LLC Term B 5.307% (USD LIBOR + 3.250%) due 07/19/25 §	59,550	59,725
VFH Parent LLC due 03/01/26 ¥	10,000	10,032

		510,138

Industrial - 0.1%

APi Group DE Inc Term B due 10/01/26 ¥	60,000	60,300
Reynolds Group Holdings Inc Term B 4.794% (USD LIBOR + 3.000%) due 02/05/23 §	158,877	159,311

		219,611

Technology - 0.1%

Dcert Buyer Inc due 08/08/26 ¥	140,000	139,796
Dell International LLC Term B 4.050% (USD LIBOR + 2.000%) due 09/19/25 §	167,664	168,712
Digicert Holdings Inc Term B 6.044% (USD LIBOR + 4.000%) due 10/31/24 §	189,045	189,242
McAfee LLC Term B 5.794% (USD LIBOR + 3.750%) due 09/29/24 §	89,548	89,836

		587,586

Total Senior Loan Notes (Cost $5,192,790)		5,169,645

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 50.8%

Collateralized Mortgage Obligations - Commercial - 2.4%

Ashford Hospitality Trust 3.028% (USD LIBOR + 1.000%) due 05/15/35 § ~	$600,000	$600,210
BAMLL Re-REMIC Trust 6.006% due 08/10/45 § ~	1,653,368	1,079,257
BBCCRE Trust 4.563% due 08/10/33 § ~	320,000	315,456
BX Commercial Mortgage Trust 4.078% (USD LIBOR + 2.050%) due 11/15/35 § ~	109,939	110,406
Commercial Mortgage Trust 4.342% due 02/10/48 §	90,000	93,597
Credit Suisse Commercial Mortgage Trust 5.373% due 12/15/39	77,556	52,757
CSMC Trust 4.373% due 09/15/37 ~	830,000	776,027
DBGS Mortgage Trust 3.843% due 04/10/37 ~	900,000	993,062
DBUBS Mortgage Trust 5.334% due 08/10/44 § ~	260,000	272,456
Fannie Mae
3.273% due 01/25/29	140,000	152,807
3.450% due 01/01/29	150,000	166,395
3.555% due 09/25/28 §	280,000	310,429
3.610% due 02/25/31	70,000	78,494
3.700% due 01/25/36	100,000	113,081
Fannie Mae (IO) 0.355% due 10/25/24 §	10,494,569	162,559
Freddie Mac Multifamily Structured Pass-Through Certificates 3.505% due 03/25/29	170,000	188,958
FREMF Mortgage Trust 4.239% (USD LIBOR + 2.150%) due 01/25/26 § ~	359,716	362,972
GE Commercial Mortgage Co 5.677% due 12/10/49 §	180,000	42,306
Government National Mortgage Association (IO) 0.403% due 01/16/53 §	10,259,032	286,569
0.589% due 04/16/47 §	3,874,699	139,336
GRACE Mortgage Trust 3.520% due 06/10/28 ~	600,000	607,178
GS Mortgage Securities Trust 3.203% due 02/10/29 ~	400,000	402,879
3.328% (USD LIBOR + 1.300%) due 09/15/31 § ~	1,120,000	1,108,778
5.622% due 11/10/39	106,451	93,989
JP Morgan Chase Commercial Mortgage Securities Trust 5.438% due 01/15/49 ~	470,000	92,889
5.810% due 02/12/49 §	907,321	606,804
ML-CFC Commercial Mortgage Trust 5.450% due 08/12/48 §	57,032	35,816
Morgan Stanley Bank of America Merrill Lynch Trust 3.040% due 04/15/48	1,000,000	1,025,979
Morgan Stanley Capital I Trust 3.516% due 07/13/29 § ~	600,000	609,479
3.560% due 07/13/29 § ~	700,000	710,976
Waterfall Commercial Mortgage Trust 4.104% due 09/14/22 § ~	191,630	197,710
Wells Fargo Commercial Mortgage Trust (IO) 1.432% due 03/15/50 §	4,734,447	371,586

		12,161,197

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations - Residential - 6.7%

Alternative Loan Trust
2.188% (USD LIBOR + 0.170%) due 07/25/46 §	$285,234	$280,130
2.228% (USD LIBOR + 0.210%) due 05/25/35 §	268,818	258,846
3.942% due 06/25/37 §	122,035	106,997
American Home Mortgage Investment Trust 6.700% due 06/25/36	1,376,564	483,876
Banc of America Funding Trust 4.808% due 05/25/35 §	19,324	19,857
BCAP LLC Trust 3.185% due 03/28/37 § ~	1,578,733	1,572,894
4.882% due 03/26/37 ~	38,836	39,286
Bear Stearns Adjustable Rate Mortgage Trust 4.433% due 08/25/33 §	22,316	22,306
4.667% due 10/25/36 §	7,232	7,123
4.853% due 01/25/35 §	314,768	321,950
Bear Stearns ALT-A Trust
3.825% due 11/25/36 §	49,025	41,019
4.496% due 05/25/35 §	17,266	17,584
Chase Mortgage Finance Trust
4.049% due 09/25/36 §	65,056	61,355
4.711% due 02/25/37 §	226,083	231,734
ChaseFlex Trust 2.168% (USD LIBOR + 0.150%) due 08/25/37 §	402,293	428,641
Chevy Chase Funding LLC 2.268% (USD LIBOR + 0.250%) due 08/25/35 § ~	17,752	17,657
2.727% due 05/25/35 § ~	738,159	589,602
Citigroup Mortgage Loan Trust Inc 4.550% (UST + 2.150%) due 09/25/35 §	9,047	9,308
Countrywide Home Loan Mortgage Pass-Through Trust 2.658% (USD LIBOR + 0.640%) due 03/25/35 §	9,189	9,430
Credit Suisse First Boston Mortgage Securities Corp 6.000% due 11/25/35	47,352	39,261
Downey Saving & Loan Association Mortgage Loan Trust 2.237% (USD LIBOR + 0.180%) due 04/19/47 §	99,524	92,341
Eurosail-UK PLC (United Kingdom) 1.735% (GBP LIBOR + 0.950%) due 06/13/45 § ~	GBP 724,396	881,882
Fannie Mae 2.550% (USD LIBOR + 0.450%) due 09/25/46 §	$558,652	559,087
3.375% (US PRIME - 1.625%) due 11/25/23 §	60,536	58,609
5.500% due 04/25/35	373,184	429,183
Fannie Mae (IO) 3.982% (6.000% - USD LIBOR) due 11/25/45 §	1,685,564	359,730
4.000% due 03/25/43	390,162	40,125
4.000% due 04/25/43	1,547,311	150,590
4.082% (6.100% - USD LIBOR) due 09/25/46 §	1,050,374	183,658
Freddie Mac (IO) 3.500% due 04/15/43	947,229	103,730
4.000% due 04/15/43	370,048	28,004
4.179% (6.100% - USD LIBOR) due 08/15/44 §	267,961	53,223
Freddie Mac REMICS 3.000% due 08/15/48	438,533	438,565
8.000% due 04/15/30	68,229	79,704

	Principal Amount	Value
Freddie Mac Structured Agency Credit Risk Debt Notes 5.168% (USD LIBOR + 3.150%) due 07/25/30 §	$1,120,000	$1,140,526
6.018% (USD LIBOR + 4.000%) due 08/25/24 §	376,686	398,373
GMACM Mortgage Loan Trust 6.000% due 12/25/35	659,393	650,347
Government National Mortgage Association 2.529% (USD LIBOR + 0.300%) due 05/20/68 §	435,906	433,919
2.829% (USD LIBOR + 0.600%) due 07/20/65 §	651,620	651,258
3.029% (USD LIBOR + 0.800%) due 06/20/66 §	737,319	742,758
3.029% (USD LIBOR + 0.800%) due 07/20/66 §	1,194,244	1,202,727
3.629% (USD LIBOR + 0.750%) due 04/20/67 §	740,292	753,415
5.155% due 09/20/66 §	875,155	962,374
Government National Mortgage Association (IO) 4.000% due 11/20/44	938,582	152,056
4.106% (6.150% - USD LIBOR) due 02/20/46 §	1,475,525	257,269
4.187% (6.100% - USD LIBOR) due 10/16/46 §	236,579	52,563
4.500% due 11/16/45	332,970	56,741
Great Hall Mortgages PLC (United Kingdom) 2.275% (USD LIBOR + 0.130%) due 06/18/39 § ~	281,836	274,105
GSR Mortgage Loan Trust 6.000% due 11/25/35	697,771	570,498
6.000% due 07/25/37	333,006	295,976
HarborView Mortgage Loan Trust 2.178% (USD LIBOR + 0.160%) due 05/25/38 §	329,319	289,261
2.227% (USD LIBOR + 0.170%) due 12/19/36 §	189,063	176,616
2.497% (USD LIBOR + 0.440%) due 05/19/35 §	278,255	271,150
4.489% due 08/19/36 §	134,868	127,705
4.974% due 02/25/36 §	59,984	38,920
Hawksmoor Mortgages (United Kingdom) 1.760% (SONIA + 1.050%) due 05/25/53 § ~	GBP 3,400,000	4,189,950
JP Morgan Mortgage Trust 3.500% due 10/25/48 § ~	$2,338,846	2,386,803
4.420% due 07/25/35 §	29,542	29,983
5.750% due 01/25/36	15,554	12,255
Ludgate Funding PLC (United Kingdom) 0.920% (GBP LIBOR + 0.160%) due 01/01/61 § ~	GBP 481,772	553,892
Merrill Lynch Mortgage Investors Trust 4.351% due 11/25/35 §	$348,385	359,333
Morgan Stanley Resecuritization Trust 3.192% (US FED + 0.710%) due 12/27/46 § ~	1,678,742	1,401,726
New Residential Mortgage Loan Trust 2.492% due 09/25/59 § ~	390,000	393,103
Nomura Resecuritization Trust 7.295% due 06/26/35 § ~	1,853,408	1,909,433
RBSSP Resecuritization Trust 4.317% due 12/25/35 § ~	99,554	102,596
Reperforming Loan REMIC Trust 2.358% (USD LIBOR + 0.340%) due 06/25/35 § ~	31,047	29,956
2.358% (USD LIBOR + 0.340%) due 01/25/36 § ~	185,042	180,895
Ripon Mortgages PLC (United Kingdom) 1.561% (GBP LIBOR + 0.800%) due 08/20/56 § ~	GBP 755,531	928,409

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Silverstone Master Issuer PLC (United Kingdom) 2.848% (USD LIBOR + 0.570%) due 01/21/70 § ~	$900,000	$900,643
Towd Point Mortgage Funding PLC (United Kingdom) 1.798% (GBP LIBOR + 1.025%) due 10/20/51 § ~	GBP 1,415,673	1,742,428
WaMu Mortgage Pass-Through Certificates Trust 3.941% due 02/25/37 §	$154,366	148,545
Wells Fargo Mortgage-Backed Securities Trust 4.945% due 12/25/34 §	13,068	13,607
4.991% due 03/25/36 §	104,643	104,993
5.162% due 04/25/35 §	288,773	299,038

		33,203,432

Fannie Mae - 21.5%

2.310% due 08/01/22	499,209	503,903
2.500% due 10/01/49	400,000	398,214
2.740% due 08/01/29	100,000	104,599
2.765% due 08/01/31	100,000	104,352
2.770% due 08/01/31	100,000	104,402
2.790% due 08/01/29	100,000	105,179
2.810% due 04/01/25	30,000	31,261
2.810% due 08/01/31	100,000	104,831
2.850% due 08/01/31	100,000	105,216
3.000% due 09/01/21 - 12/01/49	4,253,975	4,353,700
3.000% due 10/01/49	5,400,000	5,482,687
3.000% due 11/01/49	5,000,000	5,073,437
3.000% due 12/01/49	30,400,000	30,816,981
3.090% due 05/01/29	100,000	107,721
3.160% due 05/01/29 - 06/01/29	4,239,839	4,568,596
3.240% due 05/01/29	80,000	86,973
3.260% due 05/01/29	69,774	75,692
3.350% due 05/01/29	10,000	10,952
3.500% due 10/01/34 - 12/01/49	6,313,755	6,537,703
3.500% due 11/01/49	12,900,000	13,238,373
3.500% due 12/01/49	10,100,000	10,363,956
3.640% due 11/01/28	100,000	110,857
3.647% (US FED + 1.200%) due 10/01/44 §	10,451	10,663
4.000% due 06/01/25 - 06/01/57	3,852,109	4,033,497
4.000% due 11/01/49	13,700,000	14,226,058
4.108% (UST + 2.043%) due 09/01/35 §	27,873	28,866
4.218% (US FED + 1.927%) due 12/01/36 §	2,474	2,565
4.281% (USD LIBOR + 1.512%) due 11/01/32 §	31,335	31,975
4.500% due 06/01/24 - 09/01/57	3,158,130	3,351,295
4.708% (UST + 2.360%) due 11/01/34 §	27,888	29,598
4.737% (USD LIBOR + 1.737%) due 12/01/35 §	4,850	4,922
5.000% due 02/01/35 - 10/01/49	1,436,780	1,540,598
5.500% due 12/01/20 - 08/01/39	1,239,548	1,370,095
6.000% due 02/01/33 - 06/01/40	204,273	234,202

		107,253,919

Freddie Mac - 4.5%

3.000% due 02/01/38 - 10/01/49	11,639,699	11,870,803
3.500% due 10/01/42 - 08/01/49	4,222,619	4,376,427
3.751% (USD LIBOR + 1.345%) due 09/01/35 §	5,360	5,554
4.000% due 10/01/46 - 06/01/49	4,164,698	4,324,819
4.152% (USD LIBOR + 1.870%) due 09/01/35 §	25,007	26,389
4.500% due 11/01/44	130,580	141,587
4.579% (USD LIBOR + 1.726%) due 06/01/35 §	47,518	50,032

	Principal Amount	Value
4.689% (UST + 2.250%) due 11/01/31 §	$2,113	$2,224
4.763% (UST + 2.250%) due 04/01/32 §	10,228	10,779
5.000% due 08/01/48 - 01/01/49	1,189,962	1,275,550
5.500% due 03/01/23 - 05/01/40	531,675	600,450
6.000% due 03/01/23	8,088	8,941

		22,693,555

Government National Mortgage Association - 15.7%

3.000% due 09/15/42 - 11/20/49	1,291,189	1,326,459
3.500% due 03/20/45 - 11/20/49	3,099,341	3,219,284
3.500% due 11/20/49	12,500,000	12,946,289
4.000% due 06/20/47 - 11/20/49	1,478,869	1,543,334
4.000% due 11/20/49	30,300,000	31,504,899
4.500% due 06/20/48 - 11/20/49	3,517,410	3,684,782
4.500% due 11/20/49	11,900,000	12,428,063
5.000% due 10/15/38 - 11/20/49	3,027,339	3,206,273
5.000% due 11/20/49	8,000,000	8,425,938

		78,285,321

Total Mortgage-Backed Securities (Cost $253,992,735)		253,597,424

ASSET-BACKED SECURITIES - 5.1%

Ally Auto Receivables Trust 2.720% due 05/17/21	178,229	178,349
Apex Credit CLO Ltd (Cayman) 3.306% (USD LIBOR + 1.050%) due 10/27/28 § ~	800,000	801,819
Applebee’s Funding LLC 4.194% due 06/07/49 ~	270,000	276,510
Argent Securities Inc 2.838% (USD LIBOR + 0.820%) due 02/25/34 §	628,292	613,842
3.143% (USD LIBOR + 1.125%) due 11/25/34 §	469,638	474,003
Asset-Backed Funding Certificates Trust 2.718% (USD LIBOR + 0.700%) due 06/25/34 §	57,267	57,054
Avis Budget Rental Car Funding AESOP LLC 3.350% due 09/22/25 ~	150,000	156,285
Basic Asset Backed Securities Trust 2.328% (USD LIBOR + 0.310%) due 04/25/36 §	401,931	402,703
Bear Stearns Asset Backed Securities I Trust 2.218% (USD LIBOR + 0.200%) due 12/25/36 §	174,312	174,543
2.258% (USD LIBOR + 0.240%) due 12/25/36 §	1,248,732	1,107,476
3.023% (USD LIBOR + 1.005%) due 06/25/35 §	275,126	275,436
Chesapeake Funding II LLC (Canada) 2.398% (USD LIBOR + 0.370%) due 08/15/30 § ~	483,127	482,841
3.230% due 08/15/30 ~	483,127	489,721
CIT Mortgage Loan Trust 3.368% (USD LIBOR + 1.350%) due 10/25/37 § ~	493,686	500,479
Citigroup Mortgage Loan Trust 2.188% (USD LIBOR + 0.170%) due 05/25/37 §	95,921	95,790
2.468% (USD LIBOR + 0.450%) due 11/25/45 § ~	391,298	390,251
Community Funding CLO (Cayman) 5.750% due 11/01/27 ~	649,859	658,745
Countrywide Asset-Backed Certificates 2.158% (USD LIBOR + 0.140%) due 07/25/37 §	345,738	315,039
2.418% (USD LIBOR + 0.400%) due 06/25/36 §	500,000	496,617

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Credit Acceptance Auto Loan Trust 3.470% due 05/17/27 ~	$600,000	$608,881
Dividend Solar Loans LLC 3.670% due 08/22/39 ~	311,931	314,925
Evergreen Credit Card Trust (Canada) 1.900% due 09/15/24 ~	1,100,000	1,097,640
First Franklin Mortgage Loan Trust 2.678% (USD LIBOR + 0.660%) due 05/25/36 §	329,417	330,089
Freddie Mac Structured Pass-Through Certificates 3.089% due 11/25/27	200,000	210,228
Gallatin CLO Ltd (Cayman) 3.328% (USD LIBOR + 1.050%) due 01/21/28 § ~	500,000	499,652
GM Financial Consumer Automobile Receivables Trust 2.740% due 07/16/21	254,219	254,622
GSAA Home Equity Trust 2.118% (USD LIBOR + 0.100%) due 03/25/37 §	463,957	220,158
6.000% due 08/25/47	429,804	424,374
Home Equity Asset Trust 2.918% (USD LIBOR + 0.900%) due 11/25/34 §	380,695	384,193
Jamestown CLO VIII Ltd (Cayman) 3.173% (USD LIBOR + 0.870%) due 01/15/28 § ~	700,000	700,384
Legacy Mortgage Asset Trust 4.000% due 01/25/59 ~	350,784	355,954
LoanCore Issuer Ltd (Cayman) 3.158% (USD LIBOR + 1.130%) due 05/15/28 § ~	500,000	500,313
Long Beach Mortgage Loan Trust 2.318% (USD LIBOR + 0.300%) due 02/25/36 §	1,051,834	917,605
Mastr Asset Backed Securities Trust 2.238% (USD LIBOR + 0.220%) due 10/25/36 §	667,593	305,674
Merrill Lynch Mortgage Investors Trust 2.178% (USD LIBOR + 0.160%) due 04/25/37 §	428,281	258,455
Monarch Grove CLO (Cayman) 3.156% (USD LIBOR + 0.880%) due 01/25/28 § ~	500,000	498,146
Morgan Stanley Home Equity Loan Trust 2.118% (USD LIBOR + 0.100%) due 12/25/36 §	1,008,607	584,272
2.158% (USD LIBOR + 0.140%) due 12/25/36 §	796,138	463,911
Mountain View CLO Ltd (Cayman) 3.103% (USD LIBOR + 0.800%) due 10/15/26 § ~	536,310	534,754
Navient Private Education Trust 3.420% due 01/15/43 ~	150,000	156,686
Navient Student Loan Trust 3.168% (USD LIBOR + 1.150%) due 07/26/66 § ~	150,000	151,693
3.430% due 12/15/59 ~	1,165,633	1,179,153
Option One Mortgage Loan Trust 2.148% (USD LIBOR + 0.130%) due 07/25/37 §	969,103	699,405
SBA Small Business Investment Cos 3.113% due 03/10/29	197,857	207,884
3.548% due 09/10/28	275,798	291,414
Securitized Asset-Backed Receivables LLC Trust 2.148% (USD LIBOR + 0.130%) due 05/25/37 §	77,637	59,739
2.158% (USD LIBOR + 0.140%) due 05/25/36 §	178,170	111,508

	Principal Amount	Value
SLM Private Education Loan Trust 5.278% (USD LIBOR + 3.250%) due 05/16/44 § ~	$24,881	$24,966
SLM Student Loan Trust 2.386% (USD LIBOR + 0.110%) due 10/27/25 §	27,277	27,267
SMB Private Education Loan Trust 3.528% (USD LIBOR + 1.500%) due 04/15/32 § ~	550,000	557,182
Sofi Professional Loan Program Trust 2.640% due 08/25/47 ~	268,430	269,123
Structured Asset Investment Loan Trust 2.753% (USD LIBOR + 0.735%) due 08/25/35 §	248,166	249,077
Structured Asset Securities Corp Mortgage Loan Trust 2.468% (USD LIBOR + 0.450%) due 05/25/37 § ~	1,000,000	965,765
STWD Ltd (Cayman) 3.369% (USD LIBOR + 1.080%) due 07/15/38 § ~	900,000	902,475
United States Small Business Administration 2.690% due 07/01/44	60,000	62,066
2.980% due 04/01/39	60,000	62,643
Venture XII CLO Ltd (Cayman) 2.944% (USD LIBOR + 0.800%) due 02/28/26 § ~	604,990	603,309
Venture XVI CLO Ltd (Cayman) 3.153% (USD LIBOR + 0.850%) due 01/15/28 § ~	700,000	699,944
Westlake Automobile Receivables Trust 2.980% due 01/18/22 ~	399,044	400,115
Zais CLO 1 Ltd (Cayman) 3.453% (USD LIBOR + 1.150%) due 04/15/28 § ~	500,000	500,664

Total Asset-Backed Securities (Cost $23,695,591)		25,593,811

U.S. TREASURY OBLIGATIONS - 25.3%

U.S. Treasury Bonds - 8.6%

2.875% due 05/15/43	4,700,000	5,393,893
2.875% due 05/15/49	2,900,000	3,385,750
3.000% due 05/15/42	1,800,000	2,106,914
3.000% due 08/15/48	6,300,000	7,499,461
3.125% due 02/15/43	3,500,000	4,178,262
3.125% due 08/15/44	800,000	959,469
3.625% due 08/15/43	11,800,000	15,232,832
3.750% due 11/15/43	1,500,000	1,974,902
4.250% due 05/15/39	200,000	275,723
4.375% due 05/15/40	1,000,000	1,407,813
4.625% due 02/15/40	400,000	579,508

		42,994,527

U.S. Treasury Inflation Protected Securities - 6.6%

0.125% due 07/15/26 ^	856,304	855,683
0.375% due 07/15/23 ^	2,535,750	2,552,851
0.375% due 01/15/27 ^	955,935	968,199
0.625% due 01/15/26 ^	2,483,517	2,549,918
0.750% due 07/15/28 ^	6,786,943	7,139,227
0.750% due 02/15/42 ^	828,893	878,564
0.750% due 02/15/45 ^	326,868	344,319
0.875% due 01/15/29 ^	8,535,324	9,078,020
0.875% due 02/15/47 ^	1,169,168	1,272,809
1.000% due 02/15/46 ^	898,749	1,003,893
1.000% due 02/15/48 ^	1,872,810	2,106,642
1.000% due 02/15/49 ^	1,396,866	1,582,481
1.375% due 02/15/44 ^	2,124,698	2,551,081

		32,883,687

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
U.S. Treasury Notes - 10.1%

1.625% due 05/31/23	$2,000,000	$2,004,453
1.625% due 09/30/26	540,000	540,158
1.625% due 08/15/29	20,000	19,916
1.750% due 06/30/24	1,900,000	1,916,588
1.875% due 07/31/22 ‡	1,700,000	1,713,148
1.875% due 08/31/22	4,000,000	4,034,375
2.000% due 10/31/22	1,000,000	1,012,539
2.125% due 09/30/24	2,100,000	2,155,986
2.250% due 01/31/24	2,000,000	2,057,266
2.250% due 02/15/27	600,000	626,109
2.250% due 08/15/27 ‡	300,000	313,699
2.625% due 02/15/29	2,000,000	2,165,508
2.750% due 02/15/24 ‡	400,000	420,000
2.875% due 10/31/23 ‡	30,000,000	31,546,875

		50,526,620

Total U.S. Treasury Obligations (Cost $117,934,474)		126,404,834

FOREIGN GOVERNMENT BONDS & NOTES - 5.8%

Abu Dhabi Government International Bond (United Arab Emirates) 2.500% due 10/11/22 ~	200,000	202,252
3.125% due 09/30/49 ~	430,000	417,638
Argentina POM Politica Monetaria (Argentina) 74.877% (ARS Reference + 0.000%) due 06/21/20 § Ω	ARS 5,340,000	40,941
Argentine Bonos del Tesoro (Argentina) 18.200% due 10/03/21 Ω	4,750,000	29,134
Argentine Republic Government International (Argentina) 3.750% due 12/31/38	$250,000	100,315
5.625% due 01/26/22	430,000	187,054
7.500% due 04/22/26	340,000	151,728
Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 400,000	443,515
Brazil Notas do Tesouro Nacional ‘F’ (Brazil) 10.000% due 01/01/21	BRL 5,338,000	1,360,793
Brazilian Government International (Brazil) 4.625% due 01/13/28	$270,000	287,350
5.000% due 01/27/45	400,000	415,906
5.625% due 01/07/41	120,000	134,551
5.625% due 02/21/47	200,000	224,377
China Government (China) 3.310% due 11/30/25 ~	CNY 3,000,000	429,592
3.380% due 11/21/24 ~	500,000	71,624
3.390% due 05/21/25 ~	1,000,000	143,531
Colombia Government (Colombia) 5.625% due 02/26/44	$200,000	250,752
Egypt Government International Bond (Egypt) 5.577% due 02/21/23 ~	200,000	204,657
Indonesia Government (Indonesia) 3.500% due 01/11/28	200,000	206,726
4.875% due 05/05/21 ~	500,000	518,990
5.125% due 01/15/45 ~	200,000	239,210
Indonesia Treasury (Indonesia) 7.000% due 05/15/27	IDR 9,547,000,000	669,359
7.500% due 06/15/35	1,622,000,000	112,674
Israel Government International Bond (Israel) 4.125% due 01/17/48	$600,000	706,314
Japan Bank for International Cooperation (Japan) 2.375% due 07/21/22	700,000	709,727
Japanese Government CPI Linked (Japan) 0.100% due 03/10/26 ^	JPY 289,808,366	2,778,140
Kenya Government International Bond (Kenya) 6.875% due 06/24/24 ~	$200,000	211,439

	Principal Amount	Value
Kuwait International Government (Kuwait) 3.500% due 03/20/27 ~	$470,000	$507,544
Mexican Bonos (Mexico) 7.750% due 11/13/42	MXN 44,120,000	2,341,016
8.500% due 05/31/29	25,980,000	1,466,592
Nigeria Government International Bond (Nigeria) 6.500% due 11/28/27 ~	$200,000	202,708
Peru Government Bond (Peru) 6.150% due 08/12/32 ~	PEN 3,000,000	1,020,555
Peruvian Government International (Peru) 5.625% due 11/18/50	$30,000	44,025
5.940% due 02/12/29 ~	PEN 1,300,000	438,006
6.550% due 03/14/37	$100,000	146,376
Province of Ontario (Canada) 3.150% due 06/02/22	CAD 900,000	703,927
Province of Quebec (Canada) 3.500% due 07/29/20	$600,000	607,536
Qatar Government International Bond (Qatar) 4.500% due 04/23/28 ~	1,000,000	1,141,764
4.817% due 03/14/49 ~	500,000	619,939
Republic of Poland Government International (Poland) 4.000% due 01/22/24	320,000	347,071
Russian Federal (Russia) 6.900% due 05/23/29	RUB 16,050,000	247,592
7.000% due 08/16/23	26,040,000	407,207
7.050% due 01/19/28	60,232,000	941,780
7.250% due 05/10/34	5,970,000	92,966
7.650% due 04/10/30	26,100,000	423,568
Spain Government (Spain) 0.600% due 10/31/29 ~	EUR 2,100,000	2,394,202
1.850% due 07/30/35 ~	1,900,000	2,472,599
Tokyo Metropolitan Government (Japan) 2.500% due 06/08/22 ~	$1,000,000	1,013,299

Total Foreign Government Bonds & Notes (Cost $29,652,272)		28,828,561

MUNICIPAL BONDS - 0.5%

City of Chicago IL ‘B’ 5.630% due 01/01/22	270,000	275,432
The University of Arizona ‘A’ 6.423% due 08/01/35	1,300,000	1,348,880
Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47	605,000	626,611

Total Municipal Bonds (Cost $2,149,160)		2,250,923

	Shares
SHORT-TERM INVESTMENTS - 2.3%

Money Market Fund - 1.9%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.870%	9,371,403	9,371,403

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
U. S. Government Agency Issues - 0.4%

Federal Home Loan Bank 1.877% due 01/23/20	$710,000	$705,863
1.889% due 12/27/19	1,370,000	1,363,842
1.957% due 10/28/19	210,000	209,705

		2,279,410

Total Short-Term Investments (Cost $11,650,735)		11,650,813

TOTAL INVESTMENTS - 139.1% (Cost $676,442,009)		693,994,530

TOTAL SECURITIES SOLD SHORT - (1.5%) (Proceeds $7,631,578)		(7,636,921)

DERIVATIVES - (1.2%)		(6,064,977)

OTHER ASSETS & LIABILITIES, NET - (36.4%)		(181,276,862)

NET ASSETS - 100.0%		$499,015,770

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Fund’s composition as a percentage of net assets was as follows:

Mortgage-Backed Securities	50.8%
Corporate Bonds & Notes	48.2%
U.S. Treasury Obligations	25.3%
Foreign Government Bonds & Notes	5.8%
Asset-Backed Securities	5.1%
Others (each less than 3.0%)	3.9%

	139.1%
Securities Sold Short	(1.5%	)
Derivatives	(1.2%	)
Other Assets & Liabilities, Net	(36.4%	)

	100.0%

(b)

Investments with a total aggregate value of $156,640 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)

As of September 30, 2019, investments with a total aggregate value of $2,669,323 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap agreements.

(d)	The average amount of borrowings by the Fund on sale-buyback financing transactions during the six-month period ended September 30, 2019 was $30,187,033 at a weighted average interest rate of 2.089%.

(e)	Securities sold short outstanding as of September 30, 2019 were as follows:

Description	Principal Amount	Value
Mortgage-Backed Securities - (1.5%)

Fannie Mae
4.500% due 11/13/19	$4,500,000	($4,742,227)
5.000% due 11/13/19	2,700,000	(2,894,694)

Total Securities Sold Short (Proceeds $7,631,578)		($7,636,921)

(f)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Allied Universal Holdco LLC	$1,804	$1,807	$3

(g)	Open futures contracts outstanding as of September 30, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
AUD FX	12/19	27	$1,855,848	$1,827,360	($28,488)
CAD FX	12/19	38	2,893,415	2,873,940	(19,475)
EUR FX	12/19	103	14,322,543	14,114,219	(208,324)
Euro-Bobl	12/19	7	1,040,240	1,034,966	(5,274)
Euro-BTP	12/19	181	28,530,758	28,771,556	240,798
Euro-Buxl	12/19	9	2,170,958	2,133,585	(37,373)
Eurodollar	12/19	36	8,827,776	8,823,600	(4,176)
Eurodollar	03/20	8	1,953,914	1,966,600	12,686
Eurodollar	06/20	57	13,932,756	14,028,412	95,656
Eurodollar	03/21	22	5,363,465	5,423,275	59,810
JPN FX	12/19	4	469,475	464,900	(4,575)
MXN FX	12/19	136	3,435,459	3,404,080	(31,379)
RUB FX	12/19	13	487,432	495,950	8,518
Short Euro-BTP	12/19	41	5,021,951	5,035,903	13,952
U.S. Treasury 2-Year Notes	12/19	95	20,536,079	20,472,500	(63,579)
U.S. Treasury 5-Year Notes	12/19	1,395	167,064,396	166,212,074	(852,322)
U.S. Treasury 10-Year Notes	12/19	197	25,894,364	25,671,562	(222,802)
U.S. Treasury Long Bonds	12/19	286	47,007,172	46,421,375	(585,797)
U.S. Ultra Long Bonds	12/19	43	8,365,978	8,251,969	(114,009)

					(1,746,153)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Short Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
30-Day U.S. Fed Funds	11/19	79	$32,370,647	$32,341,566	$29,081
Australia 3-Year Bonds	12/19	17	1,322,610	1,327,455	(4,845)
Australia 10-Year Bonds	12/19	111	10,972,655	11,039,338	(66,683)
Euribor	09/20	117	32,091,479	32,054,904	36,575
Euribor	12/20	161	44,153,855	44,114,126	39,729
Euro-Bobl	12/19	64	9,482,714	9,462,544	20,170
Euro-Bund	12/19	129	24,709,864	24,500,256	209,608
Euro-Buxl	12/19	6	1,446,121	1,422,390	23,731
Eurodollar	06/21	47	11,542,288	11,588,437	(46,149)
Euro-OAT	12/19	76	14,239,241	14,107,884	131,357
Euro-Schatz	12/19	21	2,574,195	2,571,125	3,070
GBP FX	12/19	10	773,475	770,750	2,725
Japan 10-Year Bonds	12/19	3	4,301,388	4,301,133	255
Long Gilt	12/19	24	3,939,265	3,961,294	(22,029)
U.S. Treasury 10-Year Notes	12/19	507	66,519,265	66,068,437	450,828
U.S. Treasury Long Bonds	12/19	57	9,031,505	9,251,813	(220,308)

					587,115

Total Futures Contracts					($1,159,038)

(h)	Forward foreign currency contracts outstanding as of September 30, 2019 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	721,000	USD	495,788	10/19	BRC	$—	($9,113)
BRL	13,140,272	USD	3,385,827	10/19	CIT	—	(227,270)
CAD	2,240,762	USD	1,709,879	10/19	BRC	—	(18,084)
CNH	11,614,807	USD	1,631,866	10/19	JPM	—	(5,915)
CNY	23,561	USD	3,420	10/19	BRC	—	(115)
CNY	23,561	USD	3,304	01/20	BRC	—	(9)
EUR	619,000	USD	686,138	10/19	BRC	—	(10,878)
EUR	665,000	USD	743,453	10/19	CIT	—	(17,649)
EUR	13,430,000	USD	14,662,874	10/19	JPM	—	(22,456)
EUR	4,602,000	USD	5,078,642	10/19	UBS	—	(61,873)
GBP	1,050,000	USD	1,319,661	10/19	BRC	—	(27,691)
GBP	304,456	USD	380,361	10/19	CIT	—	(5,743)
GBP	2,387,000	USD	2,928,028	11/19	JPM	12,333	—
GBP	317,000	USD	384,540	11/19	UBS	5,948	—
IDR	31,253,386,718	USD	2,176,268	10/19	BRC	22,901	—
IDR	19,938,229,759	USD	1,384,407	01/20	BRC	1,756	—
INR	103,090,302	USD	1,466,747	10/19	BRC	—	(12,693)
INR	103,090,302	USD	1,439,055	01/20	BRC	231	—
JPY	141,500,000	USD	1,325,439	11/19	BRC	—	(12,726)
JPY	1,619,400,000	USD	15,496,121	11/19	HSB	—	(472,750)
JPY	284,300,000	USD	2,702,026	11/19	JPM	—	(64,540)
JPY	137,500,000	USD	1,306,261	11/19	RBS	—	(30,656)
MXN	79,382,632	USD	4,014,536	10/19	BRC	—	(3,973)
MXN	5,900,000	USD	301,754	10/19	CIT	—	(3,675)
MXN	50,833,000	USD	2,529,445	01/20	JPM	1,446	—
PEN	1,722,411	USD	519,283	10/19	JPM	—	(8,775)
PHP	16,361,489	USD	313,438	10/19	BRC	2,121	—
RUB	1,783,593	USD	27,613	10/19	CIT	—	(172)
TWD	807,700	USD	26,199	10/19	BRC	—	(140)
TWD	807,700	USD	26,255	01/20	JPM	—	(11)
USD	292,067	ARS Ω	13,843,966	10/19	CIT	86,565	—
USD	1,767,613	AUD	2,545,122	10/19	CIT	48,693	—
USD	1,355,254	AUD	2,007,000	10/19	HSB	527	—
USD	353,408	BRL	1,333,054	10/19	BNP	21,459	—
USD	662,657	BRL	2,628,677	10/19	BRC	42,316	—
USD	868,391	CAD	1,157,000	10/19	HSB	—	(4,943)
USD	1,685,626	CNH	11,614,807	10/19	BRC	59,675	—
USD	1,628,252	CNH	11,614,807	01/20	JPM	5,992	—
USD	3,324	CNY	23,561	10/19	BRC	19	—
USD	246,704	EUR	220,000	10/19	BNP	6,588	—
USD	1,481,588	EUR	1,320,000	10/19	BRC	40,894	—
USD	1,414,866	EUR	1,262,000	10/19	CIT	37,476	—
USD	367,163	EUR	332,000	10/19	HSB	5,241	—
USD	19,076,928	EUR	16,888,128	10/19	JPM	649,152	—
USD	16,096,264	EUR	14,506,000	10/19	SCB	282,869	—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	14,698,799	EUR	13,430,000	11/19	JPM	$20,562	$—
USD	2,494,057	GBP	2,020,000	11/19	BRC	5,774	—
USD	4,051,536	GBP	3,305,000	11/19	HSB	—	(19,638)
USD	435,940	GBP	356,000	11/19	JPM	—	(2,589)
USD	6,651,053	GBP	5,479,000	11/19	SCB	—	(98,104)
USD	1,403,409	IDR	19,938,229,759	10/19	BRC	1,597	—
USD	325,477	IDR	4,625,673,521	10/19	JPM	—	(13)
USD	472,404	IDR	6,689,483,438	10/19	JPM	536	—
USD	1,456,078	INR	103,090,302	10/19	BRC	2,023	—
USD	94,795	JPY	10,000,000	10/19	BRC	2,197	—
USD	3,604,096	JPY	387,921,363	10/19	CIT	12,025	—
USD	5,190,416	JPY	548,000,000	11/19	HSB	106,553	—
USD	4,394,925	MXN	85,282,632	10/19	CIT	86,283	—
USD	3,958,187	MXN	79,382,632	01/20	BRC	2,960	—
USD	317,699	PHP	16,361,489	10/19	BRC	2,140	—
USD	1,343,256	PHP	69,040,000	11/19	BRC	12,941	—
USD	311,927	PHP	16,361,489	01/20	JPM	—	(2,403)
USD	91,982	RUB	5,936,270	10/19	JPM	651	—
USD	26,055	TWD	807,700	10/19	BRC	—	(5)

Total Forward Foreign Currency Contracts						$1,590,444	($1,144,602)

(i)	Purchased options outstanding as of September 30, 2019 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Cost	Value
Put - AUD versus USD	$0.70	12/05/19	CIT	$1,560,000	$8,892	$2,873

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - EUR-FX (10/19)	$1.10	10/04/19	CME	2	$275,000	$2,317	$350
Call - EUR-FX (10/19)	1.12	10/04/19	CME	1	139,375	703	6
Call - EUR-FX (10/19)	1.13	10/04/19	CME	1	140,625	1,015	6
Call - AUD-FX (10/19)	68.50	10/04/19	CME	4	274,000	1,670	140
Call - AUD-FX (10/19)	69.00	10/04/19	CME	1	69,000	363	10
Call - CAD-FX (10/19)	75.50	10/04/19	CME	1	75,500	343	250
Call - CAD-FX (10/19)	76.00	10/04/19	CME	5	380,000	1,842	250
Call - CAD-FX (10/19)	76.50	10/04/19	CME	2	153,000	425	10
Call - U.S. Treasury 5-Year Notes (10/19)	119.25	10/04/19	CME	3	357,750	521	562
Call - U.S. Treasury 10-Year Notes (10/19)	130.25	10/04/19	CME	3	390,750	1,005	1,219
Call - U.S. Treasury 5-Year Notes (11/19)	119.00	10/25/19	CME	3	357,000	1,388	1,476
Call - U.S. Treasury 5-Year Notes (11/19)	119.25	10/25/19	CME	1	119,250	400	375
Call - U.S. Treasury 10-Year Notes (11/19)	129.00	10/25/19	CME	7	903,000	5,059	10,719
Call - U.S. Treasury 10-Year Notes (11/19)	129.50	10/25/19	CME	4	518,000	2,601	4,625
Call - U.S. Treasury 10-Year Notes (11/19)	130.00	10/25/19	CME	8	1,034,800	5,717	6,750
Call - U.S. Treasury 10-Year Notes (11/19)	130.25	10/25/19	CME	2	260,500	1,394	1,438
Call - U.S. Treasury 10-Year Notes (11/19)	137.25	10/25/19	CME	592	81,252,000	10,274	—
Call - U.S. Treasury 30-Year Bonds (11/19)	162.00	10/25/19	CME	3	486,000	5,099	5,391
Call - U.S. Treasury 30-Year Bonds (11/19)	162.50	10/25/19	CME	1	162,500	1,564	1,547
Call - U.S. Treasury 30-Year Bonds (11/19)	193.00	10/25/19	CME	250	48,250,000	4,339	—
Call - EUR-FX (11/19)	1.10	11/08/19	CME	1	137,500	1,015	825
Call - EUR-FX (11/19)	1.11	11/08/19	CME	1	138,125	1,127	587
Call - EUR-FX (11/19)	1.12	11/08/19	CME	1	139,375	1,078	288
Call - AUD-FX (11/19)	68.00	11/08/19	CME	3	204,000	1,737	1,470
Call - AUD-FX (11/19)	68.50	11/08/19	CME	1	68,500	553	310
Call - CAD-FX (11/19)	75.00	11/08/19	CME	1	75,000	692	910
Call - CAD-FX (11/19)	76.00	11/08/19	CME	3	228,000	1,297	1,080
Call - Euro-Bund (11/19)	EUR 185.50	11/22/19	EUX	10	EUR 1,855,000	119	110
Call - Euro-OAT (11/19)	192.00	11/22/19	EUX	13	2,496,000	151	144
Call - U.S. Treasury 30-Year Bonds (12/19)	$222.00	11/22/19	CME	1	$222,000	9	—
Call - U.S. Treasury 30-Year Bonds (12/19)	225.00	11/22/19	CME	10	2,250,000	86	—
Call - EUR-FX (12/19)	1.11	12/06/19	CME	2	277,500	1,780	1,350
Call - AUD-FX (12/19)	68.00	12/06/19	CME	1	68,000	763	700

						58,446	42,898

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value

Put - JPN-FX (10/19)	$94.00	10/04/19	CME	1	$117,500	$665	$1,325
Put - U.S. Treasury 5-Year Notes (11/19)	113.00	10/25/19	CME	499	56,387,000	4,762	—
Put - U.S. Treasury 5-Year Notes (11/19)	115.50	10/25/19	CME	237	27,373,500	7,816	1,852
Put - U.S. Treasury 5-Year Notes (11/19)	115.75	10/25/19	CME	84	9,723,000	2,770	656
Put - U.S. Treasury 5-Year Notes (11/19)	116.00	10/25/19	CME	84	9,744,000	2,770	1,313
Put - U.S. Treasury 5-Year Notes (11/19)	119.00	10/25/19	CME	3	357,000	1,247	1,031
Put - U.S. Treasury 10-Year Notes (11/19)	129.00	10/25/19	CME	1	129,000	752	219
Put - U.S. Treasury 10-Year Notes (11/19)	130.25	10/25/19	CME	1	130,250	736	656
Put - U.S. Treasury 30-Year Bonds (11/19)	140.00	10/25/19	CME	300	42,000,000	5,207	—
Put - U.S. Treasury 30-Year Bonds (11/19)	159.00	10/25/19	CME	1	159,000	2,080	484
Put - U.S. Treasury 30-Year Bonds (11/19)	160.00	10/25/19	CME	2	320,000	4,019	1,469
Put - U.S. Treasury 30-Year Bonds (11/19)	164.00	10/25/19	CME	2	328,000	3,519	5,281
Put - Euro-Bund (11/19)	EUR 173.00	10/25/19	EUX	3	EUR 519,000	2,858	1,186
Put - EUR-FX (11/19)	$1.11	11/08/19	CME	1	$138,125	828	1,675
Put - AUD-FX (11/19)	67.50	11/08/19	CME	2	135,000	1,085	1,140
Put - U.S. Treasury 5-Year Notes (12/19)	108.00	11/22/19	CME	90	9,720,000	774	—
Put - U.S. Treasury 5-Year Notes (12/19)	108.25	11/22/19	CME	36	3,897,000	310	—
Put - U.S. Treasury 5-Year Notes (12/19)	109.25	11/22/19	CME	8	874,000	69	—
Put - U.S. Treasury 5-Year Notes (12/19)	109.50	11/22/19	CME	27	2,956,500	232	—
Put - U.S. Treasury 5-Year Notes (12/19)	110.00	11/22/19	CME	53	5,830,000	456	—
Put - U.S. Treasury 5-Year Notes (12/19)	110.50	11/22/19	CME	28	3,094,000	241	—
Put - U.S. Treasury 10-Year Notes (12/19)	115.00	11/22/19	CME	60	6,900,000	516	—
Put - U.S. Treasury 10-Year Notes (12/19)	117.50	11/22/19	CME	89	10,457,500	765	—
Put - U.S. Treasury 10-Year Notes (12/19)	118.00	11/22/19	CME	2	236,000	17	—
Put - U.S. Treasury 10-Year Notes (12/19)	118.50	11/22/19	CME	2	237,000	17	—
Put - U.S. Treasury 10-Year Notes (12/19)	119.00	11/22/19	CME	114	13,566,000	981	—
Put - U.S. Treasury 10-Year Notes (12/19)	119.50	11/22/19	CME	2	239,000	17	—

						45,509	18,287

Total Options on Futures						$103,955	$61,185

Total Purchased Options						$112,847	$64,058

(j)	Premiums received and value of written options outstanding as of September 30, 2019 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - MXN versus USD	MXN 19.85	10/03/19	JPM	$2,600,000	$14,014	($17,357)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers	217.97	Maximum of [0, (1 + 0.000%)10 - Final Index/Initial Index]	09/29/20	CIT	$600,000	$7,740	$—

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - EUR-FX (10/19)	$1.11	10/04/19	CME	2	$277,500	$1,520	($38)
Call - U.S. Treasury 5-Year Notes (11/19)	119.50	10/25/19	CME	18	2,151,000	5,680	(4,922)
Call - U.S. Treasury 10-Year Notes (11/19)	130.50	10/25/19	CME	15	1,957,500	6,443	(8,906)
Call - U.S. Treasury 10-Year Notes (11/19)	130.75	10/25/19	CME	3	392,250	1,432	(1,500)
Call - U.S. Treasury 10-Year Notes (11/19)	131.00	10/25/19	CME	45	5,895,000	18,754	(18,281)
Call - U.S. Treasury 10-Year Notes (11/19)	131.25	10/25/19	CME	2	262,500	731	(656)
Call - U.S. Treasury 10-Year Notes (11/19)	131.50	10/25/19	CME	6	789,000	1,880	(1,594)
Call - U.S. Treasury 10-Year Notes (11/19)	132.00	10/25/19	CME	12	1,584,000	4,932	(2,062)
Call - U.S. Treasury 10-Year Notes (11/19)	132.50	10/25/19	CME	2	265,000	1,559	(219)
Call - U.S. Treasury 10-Year Notes (11/19)	133.00	10/25/19	CME	15	1,995,000	9,349	(1,172)
Call - U.S. Treasury 30-Year Bonds (11/19)	160.00	10/25/19	CME	2	320,000	3,325	(6,094)
Call - U.S. Treasury 30-Year Bonds (11/19)	163.00	10/25/19	CME	1	163,000	1,280	(1,328)
Call - U.S. Treasury 30-Year Bonds (11/19)	164.00	10/25/19	CME	3	492,000	2,557	(2,859)
Call - U.S. Treasury 30-Year Bonds (11/19)	165.00	10/25/19	CME	7	1,155,000	5,441	(4,812)
Call - U.S. Treasury 30-Year Bonds (11/19)	166.00	10/25/19	CME	6	996,000	6,115	(2,812)
Call - U.S. Treasury 30-Year Bonds (11/19)	167.00	10/25/19	CME	4	668,000	6,040	(1,312)
Call - U.S. Treasury 30-Year Bonds (11/19)	168.00	10/25/19	CME	4	672,000	6,821	(875)
Call - U.S. Treasury 30-Year Bonds (11/19)	170.00	10/25/19	CME	5	850,000	6,976	(547)
Call - Euro-Bund (11/19)	EUR 176.00	10/25/19	EUX	1	EUR 176,000	537	(223)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - AUD-FX (11/19)	$70.00	11/08/19	CME	2	$140,000	$535	($140)
Call - U.S. Treasury 5-Year Notes (12/19)	119.50	11/22/19	CME	7	836,500	1,793	(3,117)
Call - U.S. Treasury 10-Year Notes (12/19)	131.00	11/22/19	CME	7	917,000	3,003	(4,922)
Call - U.S. Treasury 10-Year Notes (12/19)	131.50	11/22/19	CME	3	394,500	1,213	(1,641)
Call - U.S. Treasury 10-Year Notes (12/19)	132.00	11/22/19	CME	6	792,000	2,693	(2,438)
Call - U.S. Treasury 30-Year Bonds (12/19)	162.00	11/22/19	CME	1	162,000	1,186	(2,469)
Call - U.S. Treasury 30-Year Bonds (12/19)	164.00	11/22/19	CME	2	328,000	2,997	(3,219)

						104,792	(78,158)

Put - U.S. Treasury 5-Year Notes (11/19)	118.50	10/25/19	CME	21	2,488,500	4,568	(3,445)
Put - U.S. Treasury 5-Year Notes (11/19)	119.50	10/25/19	CME	6	717,000	1,958	(3,750)
Put - U.S. Treasury 10-Year Notes (11/19)	129.50	10/25/19	CME	11	1,424,500	5,340	(3,781)
Put - U.S. Treasury 10-Year Notes (11/19)	130.50	10/25/19	CME	8	1,044,000	4,142	(6,250)
Put - U.S. Treasury 10-Year Notes (11/19)	131.00	10/25/19	CME	5	655,000	3,101	(5,469)
Put - U.S. Treasury 30-Year Bonds (11/19)	161.00	10/25/19	CME	4	644,000	5,946	(4,250)
Put - U.S. Treasury 30-Year Bonds (11/19)	162.00	10/25/19	CME	4	648,000	5,806	(5,938)
Put - U.S. Treasury 30-Year Bonds (11/19)	163.00	10/25/19	CME	3	489,000	3,604	(6,047)
Put - Euro-Bund (11/19)	EUR 171.00	10/25/19	EUX	32	EUR 5,472,000	10,587	(2,594)
Put - Euro-Bund (11/19)	171.50	10/25/19	EUX	14	2,401,000	5,404	(1,755)
Put - Euro-Bund (11/19)	172.00	10/25/19	EUX	2	344,000	904	(362)
Put - Euro-Bund (11/19)	173.50	10/25/19	EUX	40	6,940,000	18,597	(21,584)
Put - Euro-Bund (11/19)	174.00	10/25/19	EUX	18	3,132,000	11,330	(13,477)
Put - EUR-FX (11/19)	$1.12	11/08/19	CME	1	$139,375	1,485	(2,625)
Put - U.S. Treasury 10-Year Notes (12/19)	129.00	11/22/19	CME	8	1,032,000	3,830	(3,625)
Put - U.S. Treasury 10-Year Notes (12/19)	130.00	11/22/19	CME	17	2,210,000	10,299	(14,078)

						96,901	(99,030)

Total Options on Futures						$201,693	($177,188)

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - Fannie Mae 3.000% due 11/13/49	$101.59	11/06/19	JPM	$2,000,000	$6,484	($6,927)
Call - Fannie Mae 3.000% due 11/13/49	101.60	11/06/19	JPM	2,000,000	6,406	(6,852)
Call - Fannie Mae 3.000% due 11/13/49	102.19	11/06/19	JPM	1,900,000	5,567	(2,593)

					$18,457	($16,372)

Total Written Options					$241,904	($210,917)

(k)	Swap agreements outstanding as of September 30, 2019 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/19 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Petrobras International Co SA	Q	1.000%	12/20/19	GSC	0.171%	$300,000	$648	($32,995)	$33,643
Russian Federation	Q	1.000%	12/20/23	JPM	0.689%	500,000	6,499	(13,052)	19,551
Italy Government	Q	1.000%	06/20/24	BRC	0.915%	2,600,000	10,703	(69,273)	79,976

							17,850	(115,320)	133,170

				Exchange
Deutsche Bank AG	Q	1.000%	12/20/19	ICE	0.459%	EUR 700,000	1,161	1,812	(651)
Citigroup Inc	Q	1.000%	12/20/20	ICE	0.255%	$900,000	8,458	18,994	(10,536)
Tesco PLC	Q	1.000%	06/20/22	ICE	0.512%	EUR 800,000	12,008	3,661	8,347

							21,627	24,467	(2,840)

Total Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection							$39,477	($90,853)	$130,330

Credit Default Swaps on Credit Indices – Buy Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY 33 5Y	Q	5.000%	12/20/24	ICE	$1,680,000	($114,515)	($109,337)	($5,178)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 23 2Y	Q	1.000%	12/20/19	ICE	$982,080	$2,235	$12,832	($10,597)
CDX IG 25 5Y	Q	1.000%	12/20/20	ICE	2,271,680	23,391	41,644	(18,253)
CDX IG 33 5Y	Q	1.000%	12/20/24	ICE	11,540,000	230,548	229,714	834
CDX IG 33 10Y	Q	1.000%	12/20/29	ICE	620,000	(4,048)	(4,031)	(17)

						$252,126	$280,159	($28,033)

Total Credit Default Swaps						$177,088	$79,969	$97,119

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate / Pay Rate	Counterparty	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
8.410%	Brazil CETIP Interbank	Z / Z	CIT	01/02/20	BRL 52,950,000	$402,272	$16,851	$385,421
7.024%	Brazil CETIP Interbank	Z / Z	CIT	01/04/27	5,712,000	19,237	2,294	16,943
7.044%	Brazil CETIP Interbank	Z / Z	JPM	01/04/27	1,400,000	5,023	—	5,023

						426,532	19,145	407,387

			Exchange
1.138%	3-Month USD-LIBOR	S / Q	CME	10/17/19	$12,330,000	(37,774)	—	(37,774)
0.250%	6-Month JPY-LIBOR	S / S	CME	12/20/19	JPY 690,000,000	8,234	28,755	(20,521)
1.671%	3-Month USD-LIBOR	S / Q	CME	06/14/20	$12,160,000	25,107	(3,505)	28,612
2.250%	3-Month USD-LIBOR	S / Q	CME	04/26/22	4,700,000	39,481	1,087	38,394
1.850%	3-Month USD-LIBOR	S / Q	CME	06/15/22	5,120,000	60,262	(1,248)	61,510
2.800%	3-Month USD-LIBOR	S / Q	CME	08/22/23	500,000	24,572	—	24,572
0.100%	6-Month JPY-LIBOR	S / S	LCH	03/20/24	JPY 2,790,000,000	305,081	88,986	216,095
(0.095%)	6-Month JPY-LIBOR	S / S	LCH	09/13/26	140,000,000	19,410	—	19,410
(0.092%)	6-Month JPY-LIBOR	S / S	LCH	09/13/26	70,000,000	1,212	—	1,212
(0.088%)	6-Month JPY-LIBOR	S / S	LCH	09/17/26	120,000,000	16,033	—	16,033
(0.068%)	6-Month JPY-LIBOR	S / S	LCH	09/18/26	120,000,000	3,882	—	3,882
(0.062%)	6-Month JPY-LIBOR	S / S	LCH	09/18/26	190,000,000	6,884	(84)	6,968
(0.064%)	6-Month JPY-LIBOR	S / S	LCH	09/19/26	67,000,000	2,394	—	2,394
(0.063%)	6-Month JPY-LIBOR	S / S	LCH	09/19/26	67,000,000	2,438	—	2,438
(0.087%)	6-Month JPY-LIBOR	S / S	LCH	09/20/26	34,000,000	695	—	695
(0.097%)	6-Month JPY-LIBOR	S / S	LCH	09/24/26	82,000,000	1,127	111	1,016
7.450%	28-Day MXN TIIE	L / L	CME	07/18/29	MXN 63,630,000	156,872	26,769	130,103
7.440%	28-Day MXN TIIE	L / L	CME	07/20/29	66,300,000	162,045	33,754	128,291
3.000%	3-Month USD-LIBOR	S / Q	CME	02/15/36	$2,358,000	478,911	1,383	477,528
0.122%	6-Month JPY-LIBOR	S / S	LCH	08/22/39	JPY 370,000,000	(46,792)	49,345	(96,137)
0.103%	6-Month JPY-LIBOR	S / S	LCH	08/28/39	90,000,000	(14,638)	—	(14,638)
1.000%	6-Month JPY-LIBOR	S / S	LCH	03/21/48	20,000,000	37,041	48,803	(11,762)

						1,252,477	274,156	978,321

Total Interest Rate Swaps - Long						$1,679,009	$293,301	$1,385,708

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Interest Rate Swaps – Short

Pay	Receive	Payment Frequency Pay Rate / Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.300%	3-Month USD-LIBOR	S / Q	CME	04/26/23	$4,798,000	($41,025)	$324	($41,349)
0.750%	6-Month GBP-LIBOR	S / S	LCH	03/18/25	GBP 6,900,000	(72,095)	7,547	(79,642)
2.250%	3-Month USD-LIBOR	S / Q	CME	12/31/25	$3,844,000	(193,110)	20,162	(213,272)
2.500%	3-Month USD-LIBOR	S / Q	CME	01/31/26	8,369,000	(505,081)	(112,446)	(392,635)
0.300%	6-Month JPY-LIBOR	S / S	CME	03/18/26	JPY 1,290,000,000	(334,405)	(109,943)	(224,462)
0.300%	6-Month JPY-LIBOR	S / S	LCH	03/18/26	970,000,000	(251,452)	(62,572)	(188,880)
1.850%	3-Month USD-LIBOR	S / Q	CME	04/30/26	$7,507,000	(161,732)	10,156	(171,888)
1.250%	1 Day U.S. Fed Funds	A / A	CME	06/30/26	5,515,000	(4,044)	(5,848)	1,804
1.550%	3-Month USD-LIBOR	S / Q	CME	06/30/26	910,000	(3,656)	1,027	(4,683)
0.300%	6-Month JPY-LIBOR	S / S	LCH	09/20/27	JPY 440,000,000	(129,293)	(16,687)	(112,606)
2.500%	3-Month USD-LIBOR	S / Q	CME	12/20/27	$2,000,000	(162,337)	(11,780)	(150,557)
0.300%	6-Month JPY-LIBOR	S / S	LCH	03/20/28	JPY 100,000,000	(30,116)	7,084	(37,200)
0.399%	6-Month JPY-LIBOR	S / S	LCH	06/18/28	50,000,000	(19,794)	(42)	(19,752)
2.250%	3-Month USD-LIBOR	S / Q	LCH	06/20/28	$5,200,000	(329,698)	328,189	(657,887)
0.450%	6-Month JPY-LIBOR	S / S	LCH	03/20/29	JPY 710,000,000	(314,857)	(86,980)	(227,877)
1.000%	6-Month GBP-LIBOR	S / S	LCH	12/18/29	GBP 900,000	(38,971)	—	(38,971)
0.750%	6-Month GBP-LIBOR	S / S	LCH	03/18/30	1,500,000	(19,856)	15,511	(35,367)
0.750%	6-Month JPY-LIBOR	S / S	LCH	03/20/38	JPY 250,000,000	(249,753)	21,003	(270,756)
0.800%	6-Month JPY-LIBOR	S / S	LCH	10/22/38	10,000,000	(11,312)	—	(11,312)
0.705%	6-Month JPY-LIBOR	S / S	LCH	10/31/38	50,000,000	(47,922)	3,203	(51,125)
0.785%	6-Month JPY-LIBOR	S / S	LCH	11/12/38	20,000,000	(22,038)	68	(22,106)
0.750%	6-Month JPY-LIBOR	S / S	LCH	12/20/38	725,000,000	(750,198)	(25,170)	(725,028)
3.330%	3-Month USD-LIBOR	S / Q	CME	02/15/44	$1,814,000	(602,694)	823	(603,517)
2.875%	3-Month USD-LIBOR	S / Q	CME	05/15/44	223,000	(55,180)	2,745	(57,925)
3.000%	3-Month USD-LIBOR	S / Q	CME	05/15/44	1,776,000	(486,246)	1,416	(487,662)
2.750%	3-Month USD-LIBOR	S / Q	CME	08/15/44	1,683,000	(362,906)	(866)	(362,040)
1.810%	3-Month USD-LIBOR	S / Q	CME	11/15/44	493,000	(9,451)	660	(10,111)
1.850%	3-Month USD-LIBOR	S / Q	CME	11/15/44	810,000	(22,344)	2,226	(24,570)
0.641%	6-Month JPY-LIBOR	S / S	CME	05/09/46	JPY 187,300,000	(147,429)	—	(147,429)
1.498%	6-Month EUR-LIBOR	A / S	CME	08/23/47	EUR 543,000	(212,955)	(813)	(212,142)
2.905%	3-Month USD-LIBOR	S / Q	CME	08/22/48	$1,400,000	(392,548)	44,506	(437,054)
2.940%	3-Month USD-LIBOR	S / Q	CME	08/22/48	300,000	(86,599)	—	(86,599)
1.250%	6-Month GBP-LIBOR	S / S	LCH	12/18/49	GBP 3,100,000	(583,149)	—	(583,149)

						($6,654,246)	$33,503	($6,687,749)

Total Interest Rate Swaps						($4,975,237)	$326,804	($5,302,041)

Total Swap Agreements						($4,798,149)	$406,773	($5,204,922)

Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps

	Upfront Premium Paid (Received)	Unrealized Appreciation (Deprecation)
OTC Swap Agreements
Assets	$19,145	$540,557
Liabilities	(115,320)	—
Centrally Cleared Swap Agreements (1)
Assets	1,054,300	1,170,138
Liabilities	(551,352)	(6,915,617)

	$406,773	($5,204,922)

(1)	Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

(l)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$240,498,519	$—	$240,498,519	$—
	Senior Loan Notes	5,169,645	—	5,169,645	—
	Mortgage-Backed Securities	253,597,424	—	253,597,424	—
	Asset-Backed Securities	25,593,811	—	25,593,811	—
	U.S. Treasury Obligations	126,404,834	—	126,404,834	—
	Foreign Government Bonds & Notes	28,828,561	—	28,828,561	—
	Municipal Bonds	2,250,923	—	2,250,923	—
	Short-Term Investments	11,650,813	9,371,403	2,279,410	—
	Unfunded Loan Commitment	1,807	—	1,807	—
	Derivatives:
	Credit Contracts
	Swaps	142,351	—	142,351	—
	Foreign Currency Contracts
	Futures	11,243	11,243	—	—
	Forward Foreign Currency Contracts	1,590,444	—	1,590,444	—
	Purchased Options	15,555	—	15,555	—

	Total Foreign Currency Contracts	1,617,242	11,243	1,605,999	—

	Interest Rate Contracts
	Futures	1,367,306	1,367,306	—	—
	Purchased Options	48,503	—	48,503	—
	Swaps	1,568,344	—	1,568,344	—

	Total Interest Rate Contracts	2,984,153	1,367,306	1,616,847	—

	Total Assets - Derivatives	4,743,746	1,378,549	3,365,197	—

	Total Assets	698,740,083	10,749,952	687,990,131	—

Liabilities	Sale-buyback Financing Transactions	(44,635,678)	—	(44,635,678)	—
	Securities Sold Short:
	Mortgaged-Backed Securities	(7,636,921)	—	(7,636,921)	—
	Derivatives:
	Credit Contracts
	Swaps	(45,232)	—	(45,232)	—
	Foreign Currency Contracts
	Futures	(292,241)	(292,241)	—	—
	Forward Foreign Currency Contracts	(1,144,602)	—	(1,144,602)	—
	Written Options	(20,160)	—	(20,160)	—

	Total Foreign Currency Contracts	(1,457,003)	(292,241)	(1,164,762)	—

	Interest Rate Contracts
	Futures	(2,245,346)	(2,245,346)	—	—
	Written Options	(190,757)	—	(190,757)	—
	Swaps	(6,870,385)	—	(6,870,385)	—

	Total Interest Rate Contracts	(9,306,488)	(2,245,346)	(7,061,142)	—

	Total Liabilities - Derivatives	(10,808,723)	(2,537,587)	(8,271,136)	—

	Total Liabilities	(63,081,322)	(2,537,587)	(60,543,735)	—

	Total	$635,658,761	$8,212,365	$627,446,396	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments

September 30, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 53.1%

Basic Materials - 2.1%

Anglo American Capital PLC (South Africa) 3.750% due 04/10/22 ~	$250,000	$256,791
ArcelorMittal (Luxembourg) 5.500% due 03/01/21	290,000	302,060
Braskem Finance Ltd (Brazil) 5.750% due 04/15/21 ~	365,000	379,604
CNAC HK Finbridge Co Ltd (China) 3.000% due 07/19/20 ~	200,000	200,754
DuPont de Nemours Inc 3.766% due 11/15/20	300,000	305,596
International Flavors & Fragrances Inc 3.400% due 09/25/20	65,000	65,754
INVISTA Finance LLC 4.250% due 10/15/19 ~	1,040,000	1,041,165
LyondellBasell Industries NV 6.000% due 11/15/21	200,000	213,784
Vale Overseas Ltd (Brazil) 4.375% due 01/11/22	505,000	523,937

		3,289,445

Communications - 2.4%

Alibaba Group Holding Ltd (China) 3.600% due 11/28/24	200,000	210,590
America Movil Sab de CV (Mexico) 5.000% due 03/30/20	118,000	119,553
Axiata SPV2 Bhd (Malaysia) 3.466% due 11/19/20 ~	220,000	222,403
Baidu Inc (China)
2.875% due 07/06/22	200,000	201,269
3.500% due 11/28/22	200,000	204,974
3.875% due 09/29/23	200,000	208,380
Charter Communications Operating LLC
3.579% due 07/23/20	370,000	373,364
4.464% due 07/23/22	590,000	621,333
Comcast Corp 3.700% due 04/15/24	250,000	266,725
Crown Castle Towers LLC 3.720% due 07/15/43 ~	55,000	56,824
CSC Holdings LLC 10.875% due 10/15/25 ~	200,000	226,865
Expedia Group Inc 5.950% due 08/15/20	65,000	67,054
Fox Corp
3.666% due 01/25/22 ~	90,000	92,959
4.030% due 01/25/24 ~	105,000	111,774
JD.com Inc (China) 3.125% due 04/29/21	560,000	562,771
The Interpublic Group of Cos Inc 3.500% due 10/01/20	45,000	45,536
Weibo Corp (China) 3.500% due 07/05/24	200,000	203,348

		3,795,722

Consumer, Cyclical - 6.0%

American Airlines Pass Through Trust 3.700% due 04/15/27	170,790	171,943
Daimler Finance North America LLC (Germany)
1.750% due 10/30/19 ~	165,000	164,948
2.200% due 05/05/20 ~	350,000	350,195
2.300% due 02/12/21 ~	805,000	805,846
Delta Air Lines Inc
2.600% due 12/04/20	65,000	65,132
2.875% due 03/13/20	885,000	886,991
DR Horton Inc 2.550% due 12/01/20	125,000	125,401

	Principal Amount	Value
Ford Motor Credit Co LLC
2.681% due 01/09/20	$700,000	$699,998
3.065% (USD LIBOR + 0.930%) due 09/24/20 §	450,000	450,064
3.350% due 11/01/22	305,000	305,551
3.813% due 10/12/21	200,000	202,755
General Motors Financial Co Inc
2.862% (USD LIBOR + 0.850%) due 04/09/21 §	200,000	199,933
3.200% due 07/13/20	435,000	437,453
4.200% due 11/06/21	65,000	67,077
Harley-Davidson Financial Services Inc
2.150% due 02/26/20 ~	165,000	164,711
2.550% due 06/09/22 ~	85,000	84,955
2.652% (USD LIBOR + 0.500%) due 05/21/20 § ~	135,000	135,120
3.078% (USD LIBOR + 0.940%) due 03/02/21 § ~	270,000	270,369
4.050% due 02/04/22 ~	340,000	350,797
Hyundai Capital America 3.000% due 06/20/22 ~	235,000	236,926
Lennar Corp 2.950% due 11/29/20	775,000	775,930
Nissan Motor Acceptance Corp
2.150% due 09/28/20 ~	625,000	624,164
2.600% due 09/28/22 ~	115,000	115,426
3.150% due 03/15/21 ~	375,000	378,706
O’Reilly Automotive Inc 3.800% due 09/01/22	240,000	249,132
Panasonic Corp (Japan) 2.536% due 07/19/22 ~	200,000	201,350
QVC Inc 4.375% due 03/15/23	85,000	87,906
United Airlines Pass-Through Trust ‘B’ 3.500% due 11/01/29	90,000	90,230
Volkswagen Group of America Finance LLC (Germany)
2.500% due 09/24/21 ~	200,000	200,584
2.700% due 09/26/22 ~	200,000	201,003
3.875% due 11/13/20 ~	425,000	431,992

		9,532,588

Consumer, Non-Cyclical - 9.3%

Abbott Laboratories 2.900% due 11/30/21	545,000	555,015
AbbVie Inc
2.300% due 05/14/21	295,000	295,644
2.900% due 11/06/22	375,000	382,453
3.200% due 11/06/22	45,000	46,186
Allergan Finance LLC 3.250% due 10/01/22	40,000	40,880
Allergan Funding SCS 3.450% due 03/15/22	130,000	133,281
Altria Group Inc
3.490% due 02/14/22	170,000	174,436
3.800% due 02/14/24	440,000	460,305
AmerisourceBergen Corp 3.500% due 11/15/21	150,000	153,302
Anthem Inc 2.500% due 11/21/20	245,000	245,903
BAT Capital Corp (United Kingdom) 2.764% due 08/15/22	275,000	277,705
Baxalta Inc 3.600% due 06/23/22	95,000	97,542
Bayer US Finance II LLC (Germany)
2.736% (USD LIBOR + 0.630%) due 06/25/21 § ~	210,000	209,821
3.500% due 06/25/21 ~	530,000	540,748

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Becton Dickinson and Co
2.404% due 06/05/20	$755,000	$755,876
2.675% due 12/15/19	153,000	153,052
2.894% due 06/06/22	165,000	167,575
2.979% (USD LIBOR + 0.875%) due 12/29/20 §	56,000	56,020
3.125% due 11/08/21	150,000	152,583
Bristol-Myers Squibb Co
2.600% due 05/16/22 ~	95,000	96,463
2.900% due 07/26/24 ~	205,000	211,673
Bunge Ltd Finance Corp
3.000% due 09/25/22	100,000	101,200
3.500% due 11/24/20	855,000	864,463
4.350% due 03/15/24	30,000	31,624
Cardinal Health Inc
2.616% due 06/15/22	25,000	25,136
3.079% due 06/15/24	150,000	151,958
3.500% due 11/15/24	185,000	190,522
Celgene Corp
2.750% due 02/15/23	155,000	157,877
2.875% due 02/19/21	165,000	166,632
3.250% due 02/20/23	45,000	46,617
3.550% due 08/15/22	405,000	420,926
3.625% due 05/15/24	40,000	42,270
Cigna Corp
2.789% (USD LIBOR + 0.650%) due 09/17/21 §	110,000	110,004
3.400% due 09/17/21	185,000	189,286
3.750% due 07/15/23	160,000	167,471
Conagra Brands Inc 3.028% (USD LIBOR + 0.750%) due 10/22/20 §	70,000	70,015
CVS Health Corp
2.625% due 08/15/24	75,000	75,343
3.350% due 03/09/21	338,000	343,588
3.700% due 03/09/23	410,000	427,008
Elanco Animal Health Inc
3.912% due 08/27/21	290,000	297,070
4.272% due 08/28/23	55,000	57,772
EMD Finance LLC (Germany) 2.950% due 03/19/22 ~	95,000	96,164
Equifax Inc
2.300% due 06/01/21	255,000	255,621
3.028% (USD LIBOR + 0.870%) due 08/15/21 §	105,000	104,982
3.600% due 08/15/21	105,000	107,036
ERAC USA Finance LLC 2.350% due 10/15/19 ~	253,000	253,018
Express Scripts Holding Co
2.874% (USD LIBOR + 0.750%) due 11/30/20 §	440,000	440,040
3.900% due 02/15/22	125,000	129,702
Global Payments Inc 2.650% due 02/15/25	170,000	170,932
HPHT Finance 15 Ltd (Hong Kong) 2.875% due 03/17/20 ~	200,000	200,371
Humana Inc
2.900% due 12/15/22	40,000	40,711
3.150% due 12/01/22	105,000	107,555
3.850% due 10/01/24	15,000	15,857
Imperial Brands Finance PLC (United Kingdom)
2.950% due 07/21/20 ~	525,000	526,987
3.750% due 07/21/22 ~	200,000	205,968
Keurig Dr Pepper Inc 3.551% due 05/25/21	255,000	260,712
Life Technologies Corp 5.000% due 01/15/21	670,000	689,851
Molson Coors Brewing Co 2.250% due 03/15/20	450,000	449,790

	Principal Amount	Value
Pernod Ricard SA (France)
4.450% due 01/15/22 ~	$260,000	$272,864
5.750% due 04/07/21 ~	240,000	252,619
Perrigo Finance Unlimited Co 3.500% due 12/15/21	375,000	375,131
Takeda Pharmaceutical Co Ltd (Japan) 4.000% due 11/26/21 ~	400,000	414,272
Tyson Foods Inc 2.250% due 08/23/21	160,000	160,229

		14,673,657

Energy - 5.0%

Cenovus Energy Inc (Canada)
3.000% due 08/15/22	265,000	266,802
5.700% due 10/15/19	682,692	683,442
China Shenhua Overseas Capital Co Ltd (China) 3.125% due 01/20/20 ~	725,000	725,227
Columbia Pipeline Group Inc 3.300% due 06/01/20	380,000	382,180
Diamondback Energy Inc 4.750% due 11/01/24	385,000	395,106
Energy Transfer Operating LP
4.250% due 03/15/23	150,000	156,843
5.875% due 01/15/24	215,000	239,220
7.500% due 10/15/20	705,000	741,059
Eni SPA (Italy) 4.000% due 09/12/23 ~	270,000	286,035
Enterprise Products Operating LLC 3.500% due 02/01/22	95,000	98,130
EQT Corp 2.869% (USD LIBOR + 0.770%) due 10/01/20 §	435,000	434,085
Marathon Oil Corp
2.700% due 06/01/20	445,000	445,919
2.800% due 11/01/22	320,000	322,106
MPLX LP
3.002% (USD LIBOR + 0.900%) due 09/09/21 §	60,000	60,208
3.202% (USD LIBOR + 1.100%) due 09/09/22 §	180,000	180,593
Occidental Petroleum Corp
2.600% due 08/13/21	215,000	216,471
2.700% due 08/15/22	200,000	201,833
Phillips 66 2.732% (USD LIBOR + 0.600%) due 02/26/21 §	165,000	165,009
Plains All American Pipeline LP
2.600% due 12/15/19	96,000	96,013
5.000% due 02/01/21	120,000	123,131
5.750% due 01/15/20	470,000	474,358
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	615,000	635,454
Saudi Arabian Oil Co (Saudi Arabia) 2.750% due 04/16/22 ~	235,000	237,078
Schlumberger Holdings Corp 3.750% due 05/01/24 ~	210,000	221,323
The Williams Cos Inc 3.350% due 08/15/22	120,000	122,729

		7,910,354

Financial - 16.9%

AerCap Ireland Capital DAC (Ireland)
3.950% due 02/01/22	400,000	413,303
4.450% due 12/16/21	220,000	228,827
4.625% due 10/30/20	430,000	440,247
AIG Global Funding 3.350% due 06/25/21 ~	100,000	101,930
Air Lease Corp
2.250% due 01/15/23	175,000	173,777
2.500% due 03/01/21	70,000	70,224
3.500% due 01/15/22	90,000	92,341

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
American Campus Communities Operating Partnership LP REIT 3.350% due 10/01/20	$240,000	$242,619
American Express Co 3.000% due 02/22/21	365,000	369,790
American International Group Inc
4.875% due 06/01/22	165,000	176,366
6.400% due 12/15/20	365,000	383,752
Aon PLC 2.800% due 03/15/21	550,000	554,229
Avolon Holdings Funding Ltd (Ireland)
3.625% due 05/01/22 ~	335,000	339,908
3.950% due 07/01/24 ~	65,000	66,752
Banco de Credito del Peru (Peru) 2.250% due 10/25/19 ~	200,000	200,468
Banco Santander Chile (Chile) 2.500% due 12/15/20 ~	445,000	448,070
Bank of America Corp
2.503% due 10/21/22	95,000	95,724
2.639% (USD LIBOR + 0.380%) due 01/23/22 §	660,000	660,046
2.756% (USD LIBOR + 0.650%) due 06/25/22 §	405,000	406,537
3.438% (USD LIBOR + 1.160%) due 01/20/23 §	295,000	298,676
BPCE SA (France) 3.370% (USD LIBOR + 1.220%) due 05/22/22 § ~	250,000	253,139
Brixmor Operating Partnership LP REIT 3.875% due 08/15/22	35,000	36,389
Capital One Financial Corp
2.400% due 10/30/20	455,000	456,368
3.900% due 01/29/24	170,000	179,739
Capital One NA 2.150% due 09/06/22	260,000	259,890
Citibank NA 2.844% due 05/20/22	305,000	308,195
Citigroup Inc
2.700% due 03/30/21	245,000	247,446
2.900% due 12/08/21	485,000	492,473
Citizens Bank NA
2.250% due 10/30/20	250,000	250,572
3.250% due 02/14/22	305,000	312,533
Cooperatieve Rabobank UA (Netherlands) 3.950% due 11/09/22	375,000	390,836
Crown Castle International Corp REIT
2.250% due 09/01/21	255,000	255,274
3.400% due 02/15/21	285,000	288,977
Danske Bank AS (Denmark)
2.200% due 03/02/20 ~	480,000	479,834
3.001% due 09/20/22 ~	255,000	255,998
Deutsche Bank AG (Germany)
3.375% due 05/12/21	160,000	159,584
3.577% (USD LIBOR + 1.290%) due 02/04/21 §	250,000	248,286
Discover Bank
3.100% due 06/04/20	635,000	638,504
7.000% due 04/15/20	810,000	830,061
First Niagara Financial Group Inc 7.250% due 12/15/21	120,000	132,260
GE Capital International Funding Co Unlimited Co 2.342% due 11/15/20	1,110,000	1,107,596
Highwoods Realty LP REIT 3.625% due 01/15/23	175,000	181,290
HSBC Bank USA NA 4.875% due 08/24/20	475,000	486,673
HSBC Holdings PLC (United Kingdom) 2.724% (USD LIBOR + 0.600%) due 05/18/21 §	200,000	200,229

	Principal Amount	Value
ING Groep NV (Netherlands) 3.254% (USD LIBOR + 1.150%) due 03/29/22 §	$205,000	$207,682
iStar Inc REIT 4.625% due 09/15/20	450,000	455,344
JPMorgan Chase & Co 2.652% (USD LIBOR + 0.550%) due 03/09/21 §	490,000	490,681
KeyBank NA 3.300% due 02/01/22	420,000	432,123
Marsh & McLennan Cos Inc
3.500% due 12/29/20	240,000	243,893
3.875% due 03/15/24	190,000	202,674
Morgan Stanley
2.731% (USD LIBOR + 0.550%) due 02/10/21 §	310,000	310,296
2.750% due 05/19/22	245,000	248,613
5.500% due 07/24/20	125,000	128,419
Nordea Bank Abp (Finland) 4.875% due 05/13/21 ~	200,000	207,018
Park Aerospace Holdings Ltd (Ireland)
3.625% due 03/15/21 ~	230,000	232,254
5.250% due 08/15/22 ~	190,000	200,716
Regions Bank 2.479% (USD LIBOR + 0.380%) due 04/01/21 §	535,000	534,409
Reinsurance Group of America Inc
5.000% due 06/01/21	35,000	36,585
6.450% due 11/15/19	677,000	680,006
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	405,000	406,651
Santander UK PLC (United Kingdom) 2.125% due 11/03/20	385,000	384,856
SBA Tower Trust REIT
2.836% due 01/15/50 ~	405,000	406,119
3.168% due 04/09/47 ~	285,000	288,015
3.448% due 03/15/48 ~	210,000	216,392
Service Properties Trust REIT 4.350% due 10/01/24	260,000	263,415
Standard Chartered PLC (United Kingdom) 2.744% due 09/10/22 ~	200,000	200,289
SunTrust Bank 2.800% due 05/17/22	230,000	234,370
Swedbank AB (Sweden) 2.650% due 03/10/21 ~	480,000	482,347
Synchrony Financial
2.700% due 02/03/20	1,095,000	1,096,315
2.850% due 07/25/22	380,000	383,500
The Goldman Sachs Group Inc
2.875% due 02/25/21	105,000	105,960
3.000% due 04/26/22	85,000	85,963
3.036% (USD LIBOR + 0.780%) due 10/31/22 §	100,000	100,319
3.377% (USD LIBOR + 1.110%) due 04/26/22 §	295,000	297,598
5.750% due 01/24/22	260,000	280,222
Trinity Acquisition PLC 3.500% due 09/15/21	115,000	117,078
UBS Group Funding Switzerland AG (Switzerland)
3.000% due 04/15/21 ~	680,000	688,341
3.368% (USD LIBOR + 1.220%) due 05/23/23 § ~	255,000	258,063
US Bank NA 2.587% (USD LIBOR + 0.320%) due 04/26/21 §	275,000	275,522
Ventas Realty LP REIT 3.100% due 01/15/23	60,000	61,590
Wells Fargo & Co 2.550% due 12/07/20	23,000	23,129

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Wells Fargo Bank NA
2.082% due 09/09/22	$250,000	$249,475
3.325% due 07/23/21	580,000	585,341
Willis Towers Watson PLC 5.750% due 03/15/21	470,000	492,814

		26,810,129

Industrial - 5.6%

Avnet Inc 3.750% due 12/01/21	197,000	201,118
Boral Finance PTY Ltd (Australia) 3.000% due 11/01/22 ~	35,000	35,129
CNH Industrial Capital LLC
3.875% due 10/15/21	475,000	488,499
4.375% due 11/06/20	480,000	489,696
DAE Funding LLC (United Arab Emirates)
4.000% due 08/01/20 ~	210,000	211,837
5.250% due 11/15/21 ~	220,000	229,350
Eagle Materials Inc 4.500% due 08/01/26	50,000	51,723
Eastern Creation II Investment Holdings Ltd (China) 2.750% due 09/26/20 ~	400,000	400,424
GATX Corp 2.600% due 03/30/20	235,000	235,249
General Electric Co
2.700% due 10/09/22	245,000	245,723
3.150% due 09/07/22	50,000	50,823
4.650% due 10/17/21	80,000	83,230
5.300% due 02/11/21	30,000	31,004
Jabil Inc 5.625% due 12/15/20	115,000	119,135
Kansas City Southern 2.350% due 05/15/20	400,000	400,181
Keysight Technologies Inc 3.300% due 10/30/19	880,000	880,182
L3Harris Technologies Inc 2.700% due 04/27/20	410,000	410,861
Martin Marietta Materials Inc
2.656% (USD LIBOR + 0.500%) due 12/20/19 §	150,000	150,030
2.800% (USD LIBOR + 0.650%) due 05/22/20 §	220,000	220,329
Northrop Grumman Corp 2.550% due 10/15/22	165,000	167,356
Penske Truck Leasing Co LP
3.050% due 01/09/20 ~	865,000	866,083
3.200% due 07/15/20 ~	50,000	50,303
3.300% due 04/01/21 ~	325,000	329,456
3.650% due 07/29/21 ~	115,000	117,695
Republic Services Inc 2.500% due 08/15/24	185,000	187,248
Roper Technologies Inc
2.350% due 09/15/24	80,000	80,116
3.000% due 12/15/20	315,000	317,854
3.125% due 11/15/22	310,000	318,470
3.650% due 09/15/23	95,000	99,799
SMBC Aviation Capital Finance DAC (Ireland) 4.125% due 07/15/23 ~	265,000	278,729
United Technologies Corp 2.818% (USD LIBOR + 0.650%) due 08/16/21 §	125,000	125,012
Vulcan Materials Co
2.719% (USD LIBOR + 0.600%) due 06/15/20 §	640,000	640,438
2.782% (USD LIBOR + 0.650%) due 03/01/21 §	390,000	390,433

		8,903,515

	Principal Amount	Value
Technology - 2.6%

Apple Inc 2.400% due 05/03/23	$165,000	$167,739
Broadcom Corp
2.375% due 01/15/20	615,000	615,006
3.000% due 01/15/22	415,000	419,169
DXC Technology Co 3.082% (USD LIBOR + 0.950%) due 03/01/21 §	368,000	367,892
Fidelity National Information Services Inc 2.250% due 08/15/21	250,000	250,409
Fiserv Inc 2.750% due 07/01/24	380,000	386,920
Hewlett Packard Enterprise Co 2.100% due 10/04/19 ~	155,000	154,998
International Business Machines Corp 2.850% due 05/13/22	320,000	327,139
Microchip Technology Inc 3.922% due 06/01/21	315,000	321,851
NXP BV (Netherlands)
4.125% due 06/01/21 ~	200,000	205,282
4.625% due 06/01/23 ~	200,000	213,255
Xerox Corp 5.625% due 12/15/19	675,000	681,750

		4,111,410

Utilities - 3.2%

American Electric Power Co Inc 3.650% due 12/01/21	50,000	51,596
CenterPoint Energy Inc 3.600% due 11/01/21	75,000	77,013
Dominion Energy Inc 2.579% due 07/01/20	260,000	260,620
Edison International 2.125% due 04/15/20	395,000	394,269
EDP Finance BV (Portugal) 4.900% due 10/01/19 ~	375,000	375,000
Enel Finance International NV (Italy)
2.875% due 05/25/22 ~	320,000	324,357
4.250% due 09/14/23 ~	205,000	217,876
ENN Energy Holdings Ltd (China) 3.250% due 10/23/19 ~	200,000	200,055
Exelon Generation Co LLC
2.950% due 01/15/20	575,000	575,814
4.000% due 10/01/20	219,000	221,744
FirstEnergy Corp 2.850% due 07/15/22	240,000	243,736
NextEra Energy Capital Holdings Inc 2.694% (USD LIBOR + 0.550%) due 08/28/21 §	210,000	210,065
NRG Energy Inc 3.750% due 06/15/24 ~	130,000	133,898
San Diego Gas & Electric Co 1.914% due 02/01/22	69,644	68,294
Sempra Energy
1.625% due 10/07/19	265,000	264,976
2.803% (USD LIBOR + 0.500%) due 01/15/21 §	145,000	144,883
2.850% due 11/15/20	410,000	412,645
2.875% due 10/01/22	25,000	25,314
State Grid Overseas Investment Ltd (China) 2.250% due 05/04/20 ~	615,000	614,783
Vistra Operations Co LLC 3.550% due 07/15/24 ~	190,000	191,487

		5,008,425

Total Corporate Bonds & Notes (Cost $83,050,556)		84,035,245

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 17.8%

Collateralized Mortgage Obligations - Commercial - 3.1%

BAMLL Commercial Mortgage Securities Trust
2.878% (USD LIBOR + 0.850%) due 09/15/34 § ~	$600,000	$599,265
3.490% due 04/14/33 ~	130,000	136,727
Banc of America Commercial Mortgage Trust 1.957% due 02/15/50	56,018	55,862
Bank 2019-BNK19 2.263% due 08/15/61	113,660	114,457
Citigroup Commercial Mortgage Trust
1.637% due 06/10/48	8,658	8,651
1.643% due 09/10/58	14,536	14,487
CLNS Trust 2.850% (USD LIBOR + 0.800%) due 06/11/32 § ~	395,000	394,358
3.050% (USD LIBOR + 1.000%) due 06/11/32 § ~	200,000	199,806
Commercial Mortgage Trust
1.443% due 08/10/49	39,378	39,104
1.770% due 02/10/49	3,391	3,379
1.965% due 02/10/50	54,459	54,379
3.221% due 10/10/48	200,000	201,367
Credit Suisse Mortgage Capital Certificates Trust 3.628% (USD LIBOR + 1.600%) due 05/15/36 § ~	210,000	210,521
CSAIL Commercial Mortgage Trust
2.025% due 09/15/50	130,736	130,416
2.360% due 06/15/52	149,832	150,945
Great Wolf Trust
2.878% (USD LIBOR + 0.850%) due 09/15/34 § ~	76,000	76,048
3.348% (USD LIBOR + 1.320%) due 09/15/34 § ~	250,000	250,176
GS Mortgage Securities Corp Trust
2.978% (USD LIBOR + 0.950%) due 11/15/35 § ~	165,000	165,162
4.028% (USD LIBOR + 2.000%) due 11/15/35 § ~	100,000	100,249
GS Mortgage Securities Trust
1.429% due 10/10/49	29,177	29,038
1.593% due 07/10/48	7,002	6,993
InTown Hotel Portfolio Trust
2.728% (USD LIBOR + 0.700%) due 01/15/33 § ~	100,000	99,922
3.278% (USD LIBOR + 1.250%) due 01/15/33 § ~	100,000	100,022
JP Morgan Chase Commercial Mortgage Securities Trust
3.400% (USD LIBOR + 1.350%) due 09/15/29 § ~	380,000	380,974
3.650% (USD LIBOR + 1.600%) due 09/15/29 § ~	120,000	120,304
JPMBB Commercial Mortgage Securities Trust 1.423% due 06/15/49	9,386	9,332
Morgan Stanley Bank of America Merrill Lynch Trust
1.597% due 05/15/49	8,122	8,089
1.706% due 05/15/48	46,024	45,872
4.110% due 10/15/47 §	95,000	102,341
Morgan Stanley Capital I Trust 1.638% due 05/15/48	37,767	37,648
New Orleans Hotel Trust 3.316% (USD LIBOR + 1.289%) due 04/15/32 § ~	385,000	385,327
RETL RVP ‘A’ 3.178% (USD LIBOR + 1.150%) due 03/15/36 § ~	83,809	83,954
SLIDE Fund Trust 3.878% (USD LIBOR + 1.850%) due 06/15/31 § ~	126,510	127,265

	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust
1.441% due 10/15/49	$3,486	$3,480
1.577% due 01/15/59	19,059	18,977
1.968% due 07/15/50	104,820	104,715
1.975% due 09/15/50	102,882	102,659
WFRBS Commercial Mortgage Trust 4.697% due 04/15/45	195,000	204,861

		4,877,132

Collateralized Mortgage Obligations - Residential - 8.8%

COLT Mortgage Loan Trust
2.764% due 08/25/49 § ~	380,110	382,999
2.930% due 02/25/48 § ~	34,330	34,397
3.084% due 02/25/48 § ~	28,611	28,668
3.337% due 05/25/49 § ~	159,264	162,201
3.470% due 07/27/48 § ~	137,887	138,702
3.542% due 07/27/48 § ~	67,272	67,679
4.006% due 12/28/48 § ~	250,586	254,128
4.108% due 12/28/48 § ~	243,626	247,473
Connecticut Avenue Securities Trust
2.768% (USD LIBOR + 0.750%) due 09/25/31 § ~	137,374	137,461
2.768% (USD LIBOR + 0.750%) due 06/25/39 § ~	166,927	167,155
2.768% (USD LIBOR + 0.750%) due 07/25/39 § ~	252,080	252,429
Deephaven Residential Mortgage Trust
2.577% due 10/25/47 § ~	116,665	116,600
2.711% due 10/25/47 § ~	30,701	30,690
2.813% due 10/25/47 § ~	30,701	30,688
2.964% due 07/25/59 § ~	301,347	303,434
2.976% due 12/25/57 § ~	85,602	85,707
3.479% due 04/25/58 § ~	131,039	132,287
3.485% due 12/26/46 § ~	18,124	18,156
3.763% due 04/25/59 § ~	168,470	170,186
3.921% due 04/25/59 § ~	100,000	101,799
3.963% due 08/25/58 § ~	60,049	60,479
4.080% due 10/25/58 § ~	478,651	484,672
Fannie Mae Connecticut Avenue Securities
2.698% (USD LIBOR + 0.680%) due 10/25/30 §	145,659	145,720
2.738% (USD LIBOR + 0.720%) due 01/25/31 §	71,694	71,741
2.768% (USD LIBOR + 0.750%) due 02/25/30 §	81,282	81,296
2.768% (USD LIBOR + 0.750%) due 02/25/30 §	18,314	18,316
2.868% (USD LIBOR + 0.850%) due 11/25/29 §	106,878	106,952
3.368% (USD LIBOR + 1.350%) due 09/25/29 §	150,000	150,270
Fannie Mae REMICS
3.000% due 11/25/47	309,274	322,864
4.000% due 06/25/44	30,913	32,122
Flagstar Mortgage Trust 4.000% due 09/25/48 § ~	445,368	465,087
Freddie Mac REMICS 2.000% due 02/15/40	202,343	203,104
Freddie Mac STACR Trust
2.748% (USD LIBOR + 0.730%) due 07/25/49 § ~	158,391	158,502
3.418% (USD LIBOR + 1.400%) due 02/25/49 § ~	135,000	135,177
Freddie Mac Structured Agency Credit Risk Debt
2.568% (USD LIBOR + 0.550%) due 04/25/30 §	31,439	31,437
2.768% (USD LIBOR + 0.750%) due 03/25/30 §	175,063	175,139
2.818% (USD LIBOR + 0.800%) due 12/25/29 §	97,838	97,884

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
3.218% (USD LIBOR + 1.200%) due 08/25/29 §	$84,247	$84,387
3.817% due 05/25/48 § ~	58,225	58,382
3.980% due 09/25/47 § ~	16,633	16,722
4.160% due 08/25/48 § ~	48,976	49,352
4.218% (USD LIBOR + 2.200%) due 09/25/24 §	399,237	404,636
4.459% due 11/25/48 § ~	202,777	202,624
Freddie Mac Whole Loan Securities Trust 3.848% due 05/25/47 § ~	49,844	50,283
Galton Funding Mortgage Trust
3.500% due 11/25/57 § ~	145,411	147,033
4.000% due 02/25/59 § ~	209,203	212,158
Government National Mortgage Association 2.344% (USD LIBOR + 0.300%) due 09/20/48 §	36,776	36,677
GS Mortgage-Backed Securities Trust 2.451% due 07/25/44 § ~	23,245	23,228
Homeward Opportunities Fund I Trust
3.454% due 01/25/59 § ~	294,697	297,717
3.606% due 01/25/59 § ~	202,078	204,141
3.766% due 06/25/48 § ~	114,025	115,446
3.897% due 06/25/48 § ~	93,293	94,494
Metlife Securitization Trust 3.000% due 04/25/55 § ~	119,607	121,232
New Residential Mortgage Loan Trust
2.802% due 07/25/49 § ~	268,252	269,145
3.086% due 07/25/49 § ~	110,175	110,540
3.675% due 01/25/49 § ~	463,764	472,334
3.986% due 11/25/48 § ~	186,340	189,575
OBX 2019-EXP2 Trust
2.918% (USD LIBOR + 0.900%) due 07/25/59 § ~	197,355	197,973
3.218% (USD LIBOR + 1.200%) due 07/25/59 § ~	307,414	308,420
Sequoia Mortgage Trust
3.500% due 02/25/48 § ~	222,394	227,397
4.000% due 06/25/48 § ~	231,029	236,097
4.000% due 08/25/48 § ~	368,571	375,876
4.500% due 08/25/48 § ~	61,429	63,749
STACR Trust
2.818% (USD LIBOR + 0.800%) due 12/25/30 § ~	269,298	269,640
2.868% (USD LIBOR + 0.850%) due 02/25/47 § ~	200,658	200,710
3.268% (USD LIBOR + 1.250%) due 02/25/47 § ~	215,000	215,699
Starwood Mortgage Residential Trust
2.941% due 06/25/49 § ~	234,277	235,346
3.299% due 06/25/49 § ~	162,559	163,298
3.468% due 02/25/49 § ~	104,996	106,328
4.121% due 10/25/48 § ~	550,439	562,875
Verus Securitization Trust
2.913% due 07/25/59 § ~	365,990	367,884
2.929% due 02/25/48 § ~	43,337	43,443
3.117% due 07/25/59 § ~	224,474	225,633
3.211% due 04/25/59 § ~	214,701	216,146
3.402% due 12/25/59 § ~	109,393	110,570
3.677% due 06/01/58 § ~	141,733	142,829
3.779% due 06/01/58 § ~	61,623	62,098
3.830% due 06/01/58 § ~	61,623	62,098
3.836% due 02/25/59 § ~	395,578	400,430
4.148% due 10/25/58 § ~	434,314	444,224

		14,002,470

Fannie Mae - 3.9%

3.000% due 11/01/29 - 02/01/33	234,354	240,990
3.500% due 06/01/29 - 11/01/47	1,502,698	1,561,310
4.000% due 06/01/33 - 08/01/49	637,771	664,900
4.500% due 04/01/26 - 11/01/49	1,584,289	1,682,067

	Principal Amount	Value
5.000% due 01/01/20 - 02/01/49	$920,519	$1,002,492
5.500% due 10/01/35 - 02/01/42	419,430	474,225
6.000% due 11/01/35 - 02/01/49	430,822	496,119

		6,122,103

Freddie Mac - 0.1%

5.500% due 12/01/39	24,304	27,444
7.000% due 03/01/39	39,272	46,779
7.500% due 06/01/38	44,168	52,596

		126,819

Government National Mortgage Association - 1.9%

4.000% due 04/20/49	167,840	174,645
4.500% due 06/20/48 - 11/20/49	665,088	696,296
5.000% due 01/20/48 - 06/20/49	1,719,989	1,827,429
5.500% due 09/15/45	210,586	238,535
6.000% due 07/15/36	105,796	121,444

		3,058,349

Total Mortgage-Backed Securities (Cost $27,988,503)		28,186,873

ASSET-BACKED SECURITIES - 15.6%

Allegro CLO Ltd (Cayman) 3.116% (USD LIBOR + 0.840%) due 07/25/27 § ~	310,000	309,597
Ally Auto Receivables Trust
2.460% due 09/15/22	40,000	40,132
2.930% due 11/15/23	70,000	70,457
Ally Master Owner Trust 3.300% due 07/17/23	105,000	107,166
American Express Credit Account Master Trust 3.070% due 10/15/24	865,000	887,521
AmeriCredit Automobile Receivables Trust
1.530% due 07/08/21	4,127	4,126
2.690% due 06/19/23	110,000	110,932
2.710% due 08/18/22	100,000	100,785
2.710% due 09/08/22	315,000	317,050
2.740% due 12/08/22	535,000	538,069
3.000% due 06/08/21	102,502	102,524
3.080% due 12/18/23	522,000	532,323
3.340% due 08/08/21	135,000	135,430
3.820% due 03/18/24	860,000	893,138
Applebee’s Funding LLC 4.194% due 06/07/49 ~	150,000	153,616
ARI Fleet Lease Trust
1.910% due 04/15/26 ~	24,370	24,326
2.550% due 10/15/26 ~	422,059	422,781
Ascentium Equipment Receivables Trust
2.290% due 06/10/21 ~	54,606	54,625
2.920% due 12/10/20 ~	30,356	30,402
Avis Budget Rental Car Funding AESOP LLC
2.500% due 02/20/21 ~	200,000	200,083
2.500% due 07/20/21 ~	275,000	275,246
2.720% due 11/20/22 ~	535,000	539,671
3.700% due 03/20/23 ~	100,000	102,329
4.530% due 03/20/23 ~	130,000	134,023
Bayview Mortgage Fund Trust 3.500% due 01/28/58 § ~	164,834	168,047
Bayview Opportunity Master Fund Trust 3.500% due 01/28/55 § ~	100,574	102,526
BlueMountain CLO Ltd (Cayman) 3.230% (USD LIBOR + 0.930%) due 07/18/27 § ~	270,000	270,168
BRE Grand Islander Timeshare Issuer LLC 3.280% due 09/26/33 ~	90,086	91,841
Capital Auto Receivables Asset Trust
1.630% due 01/20/21	2,244	2,246
2.700% due 09/20/22 ~	65,000	65,630
3.360% due 11/21/22 ~	160,000	161,933

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
3.480% due 10/20/23 ~	$60,000	$60,825
3.690% due 12/20/23 ~	80,000	81,218
CarMax Auto Owner Trust
3.000% due 05/16/22	515,000	515,222
3.270% due 03/15/22	155,000	155,183
CBAM Ltd (Cayman) 4.009% (USD LIBOR + 1.280%) due 02/12/30 § ~	760,000	758,880
Chrysler Capital Auto Receivables Trust 1.640% due 07/15/21 ~	2,809	2,809
CNH Equipment Trust
1.930% due 03/15/24	315,000	313,498
2.400% due 02/15/23	265,000	264,976
3.010% due 04/15/24	195,000	199,217
Cole Park CLO Ltd (Cayman) 3.328% (USD LIBOR + 1.050%) due 10/20/28 § ~	435,000	435,439
Driven Brands Funding LLC 5.216% due 07/20/45 ~	418,688	431,384
Elara HGV Timeshare Issuer LLC
2.530% due 02/25/27 ~	32,001	31,991
2.690% due 03/25/30 ~	60,056	60,559
Enterprise Fleet Financing LLC
2.040% due 02/22/22 ~	278,034	277,854
3.140% due 02/20/24 ~	122,830	123,766
Ford Credit Auto Owner Trust
2.030% due 12/15/27 ~	350,000	349,938
3.520% due 07/15/30 ~	545,000	577,030
GM Financial Automobile Leasing Trust
3.110% due 12/20/21	105,000	105,643
3.370% due 10/20/22	245,000	246,612
3.500% due 04/20/22	80,000	80,966
3.560% due 12/20/22	275,000	280,378
GM Financial Consumer Automobile Trust 2.450% due 07/17/23 ~	100,000	100,151
GMF Floorplan Owner Revolving Trust
2.630% due 07/15/22 ~	190,000	190,168
2.700% due 04/15/24 ~	170,000	172,736
3.500% due 09/15/23 ~	220,000	225,889
GreatAmerica Leasing Receivables Funding LLC
2.060% due 06/22/20 ~	15,971	15,966
2.600% due 06/15/21 ~	95,000	95,226
Hardee’s Funding LLC 4.250% due 06/20/48 ~	133,686	135,775
Hilton Grand Vacations Trust
1.770% due 11/25/26 ~	47,617	47,436
2.660% due 12/26/28 ~	46,200	46,342
2.960% due 12/26/28 ~	46,200	46,308
Hyundai Auto Receivables Trust
2.380% due 04/17/23	395,000	396,565
2.940% due 05/15/25	165,000	168,550
Madison Park Funding Ltd (Cayman)
3.468% (USD LIBOR + 1.190%) due 10/21/30 § ~	500,000	500,125
3.603% (USD LIBOR + 1.300%) due 07/15/32 § ~	250,000	250,342
Mill City Mortgage Loan Trust 2.500% due 04/25/57 § ~	40,396	40,559
MMAF Equipment Finance LLC
2.040% due 02/16/22 ~	63,602	63,552
3.200% due 09/12/22 ~	210,000	212,904
MVW Owner Trust
2.150% due 04/22/30 ~	13,609	13,585
2.420% due 12/20/34 ~	49,410	49,516
Navient Private Education Refi Loan Trust
2.530% due 02/18/42 ~	100,915	101,007
2.820% due 02/15/68 ~	329,652	333,031
Neuberger Berman CLO Ltd (Cayman) 3.153% (USD LIBOR + 0.850%) due 01/15/28 § ~	250,000	249,874

	Principal Amount	Value
OCP CLO Ltd (Cayman)
3.087% (USD LIBOR + 0.820%) due 10/26/27 § ~	$360,000	$359,447
3.398% (USD LIBOR + 1.120%) due 07/20/29 § ~	415,000	412,498
OZLM VIII Ltd (Cayman) 3.473% (USD LIBOR + 1.170%) due 10/17/29 § ~	250,000	249,667
Planet Fitness Master Issuer LLC 4.262% due 09/05/48 ~	198,000	202,941
Santander Drive Auto Receivables Trust
2.460% due 03/15/22	86,170	86,199
2.580% due 05/16/22	21,779	21,800
2.960% due 03/15/24	960,000	965,386
3.210% due 09/15/23	210,000	212,501
3.270% due 01/17/23	110,000	110,683
3.490% due 05/17/21	103,246	103,365
3.520% due 12/15/22	125,000	125,934
3.530% due 08/16/21	87,232	87,524
3.650% due 12/15/21	89,004	89,296
4.020% due 04/15/22	105,000	106,125
Santander Retail Auto Lease Trust
2.960% due 11/21/22 ~	85,000	85,421
3.010% due 05/22/23 ~	180,000	182,713
Sierra Timeshare Conduit Receivables Funding LLC 2.910% due 03/20/34 ~	688,861	695,941
Sierra Timeshare Receivables Funding LLC
2.330% due 07/20/33 ~	18,284	18,245
2.400% due 03/22/32 ~	27,012	27,003
2.430% due 10/20/33 ~	48,973	48,912
2.580% due 09/20/32 ~	165,419	165,520
3.080% due 03/21/33 ~	140,364	141,274
SLM Student Loan Trust
2.418% (USD LIBOR + 0.400%) due 03/25/25 §	114,183	110,858
3.776% (USD LIBOR + 1.500%) due 04/25/23 §	21,352	21,490
3.976% (USD LIBOR + 1.700%) due 07/25/23 §	33,354	33,693
SMB Private Education Loan Trust
3.028% (USD LIBOR + 1.000%) due 06/15/27 § ~	66,433	66,677
3.050% due 05/15/26 ~	61,374	61,787
3.178% (USD LIBOR + 1.150%) due 05/15/26 § ~	130,420	131,068
3.528% (USD LIBOR + 1.500%) due 04/15/32 § ~	225,000	227,938
Synchrony Card Funding LLC 2.340% due 06/15/25	430,000	434,079
Synchrony Credit Card Master Note Trust
2.620% due 09/15/23	85,000	85,147
3.360% due 03/15/24	780,000	786,359
Towd Point Mortgage Trust
2.250% due 07/25/56 § ~	46,987	46,825
2.750% due 02/25/55 § ~	29,820	29,942
2.750% due 04/25/55 § ~	49,142	49,239
2.750% due 05/25/55 § ~	48,993	49,286
2.750% due 08/25/55 § ~	44,096	44,303
2.750% due 10/25/56 § ~	55,351	55,994
2.750% due 04/25/57 § ~	117,937	118,978
3.000% due 01/25/58 § ~	84,481	85,780
3.750% due 05/25/58 § ~	110,761	115,487
Toyota Auto Receivables Owner Trust 3.000% due 05/15/24	1,085,000	1,119,719
Verizon Owner Trust
2.360% due 05/20/21 ~	125,000	124,994
2.530% due 04/20/22 ~	120,000	120,493
2.650% due 09/20/21 ~	100,000	100,297
Volvo Financial Equipment LLC 3.060% due 12/15/25 ~	265,000	267,439

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
World Omni Automobile Lease Securitization Trust 2.320% due 08/15/22	$55,000	$55,014

Total Asset-Backed Securities (Cost $24,286,994)		24,599,019

U.S. TREASURY OBLIGATIONS - 12.7%

U.S. Treasury Notes - 12.7%

1.375% due 05/31/21	570,000	566,905
1.500% due 09/15/22	1,095,000	1,093,075
1.750% due 06/15/22	1,875,000	1,883,789
1.750% due 07/15/22	1,840,000	1,847,655
2.125% due 05/15/22	2,620,000	2,654,643
2.250% due 04/15/22	1,615,000	1,640,644
2.375% due 03/15/22	3,815,000	3,888,320
2.625% due 12/15/21	5,110,000	5,223,179
2.875% due 10/15/21	935,000	957,973
2.875% due 11/30/23	390,000	410,498

		20,166,681

Total U.S. Treasury Obligations (Cost $19,939,692)		20,166,681

SHORT-TERM INVESTMENTS - 1.5%

Commercial Paper - 0.2%

Ford Motor Credit Co LLC 3.251% due 07/27/20	260,000	253,913

	Shares	Value
Money Market Fund - 1.3%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.870%	2,071,496	$2,071,496

Total Short-Term Investments (Cost $2,324,671)		2,325,409

TOTAL INVESTMENTS - 100.7% (Cost $157,590,416)		159,313,227

DERIVATIVES - (0.0%)		(61,642)

OTHER ASSETS & LIABILITIES, NET - (0.7%)		(1,040,780)

NET ASSETS - 100.0%		$158,210,805

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	53.1%
Mortgage-Backed Securities	17.8%
Asset-Backed Securities	15.6%
U.S. Treasury Obligations	12.7%
Others (each less than 3.0%)	1.5%

	100.7%
Derivatives	(0.0%	)
Other Assets & Liabilities, Net	(0.7%	)

	100.0%

(b)	Open futures contracts outstanding as of September 30, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	12/19	182	$39,314,677	$39,221,000	($93,677)
U.S. Treasury Ultra 10-Year Notes	12/19	2	289,284	284,813	(4,471)

					(98,148)

Short Futures Outstanding
U.S. Treasury 5-Year Notes	12/19	13	1,553,049	1,548,930	4,119
U.S. Treasury 10-Year Notes	12/19	25	3,290,200	3,257,813	32,387

					36,506

Total Futures Contracts					($61,642)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$84,035,245	$—	$84,035,245	$—
	Mortgage-Backed Securities	28,186,873	—	28,186,873	—
	Asset-Backed Securities	24,599,019	—	24,599,019	—
	U.S. Treasury Obligations	20,166,681	—	20,166,681	—
	Short-Term Investments	2,325,409	2,071,496	253,913	—
	Derivatives:
	Interest Rate Contracts
	Futures	36,506	36,506	—	—

	Total Assets	159,349,733	2,108,002	157,241,731	—

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(98,148)	(98,148)	—	—

	Total Liabilities - Derivatives	(98,148)	(98,148)	—	—

	Total	$159,251,585	$2,009,854	$157,241,731	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments

September 30, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 20.0%

Argentina - 0.2%

Rio Energy SA 6.875% due 02/01/25 ~	$150,000	$71,252
YPF SA 8.500% due 07/28/25 ~	80,000	62,760

		134,012

Azerbaijan - 0.8%

Southern Gas Corridor CJSC 6.875% due 03/24/26 ~	220,000	255,743
State Oil Co of the Azerbaijan Republic 6.950% due 03/18/30 ~	200,000	239,537

		495,280

Brazil - 1.9%

Banco Votorantim SA 4.500% due 09/24/24 ~	200,000	206,750
Gol Finance SA 7.000% due 01/31/25 ~	65,000	63,700
NBM US Holdings Inc 7.000% due 05/14/26 ~	200,000	210,375
Petrobras Global Finance BV 5.093% due 01/15/30 ~	106,000	110,706
6.850% due 06/05/15	160,000	183,232
6.875% due 01/20/40	130,000	150,449
Vale Overseas Ltd 6.875% due 11/21/36	105,000	133,560
6.875% due 11/10/39	100,000	127,876

		1,186,648

Chile - 1.9%

Corp Nacional del Cobre de Chile 4.375% due 02/05/49 ~	246,000	275,955
4.875% due 11/04/44 ~	200,000	237,407
5.625% due 10/18/43 ~	200,000	261,661
Empresa Nacional del Petroleo 4.500% due 09/14/47 ~	200,000	216,000
VTR Finance BV 6.875% due 01/15/24 ~	180,000	185,850

		1,176,873

China - 1.6%

Amber Circle Funding Ltd 3.250% due 12/04/22 ~	200,000	204,166
China Evergrande Group 7.500% due 06/28/23 ~	200,000	166,003
Sinochem Overseas Capital Co Ltd 4.500% due 11/12/20 ~	100,000	102,176
6.300% due 11/12/40 ~	100,000	141,216
Sunac China Holdings Ltd 7.950% due 08/08/22 ~	200,000	198,468
Yuzhou Properties Co Ltd 6.375% due 03/06/21 ~	200,000	200,195

		1,012,224

Colombia - 0.5%

Empresas Publicas de Medellin ESP 8.375% due 11/08/27 ~	COP 336,000,000	103,494
Millicom International Cellular SA 5.125% due 01/15/28 ~	$200,000	209,270

		312,764

Georgia - 0.7%

Georgian Railway JSC 7.750% due 07/11/22 ~	200,000	219,197
TBC Bank JSC 5.750% due 06/19/24 ~	200,000	202,000

		421,197

	Principal Amount	Value
Indonesia - 0.8%

P.T. Pertamina Persero 6.000% due 05/03/42 ~	$200,000	$243,744
P.T. Perusahaan Listrik Negara 5.500% due 11/22/21 ~	230,000	244,375

		488,119

Ireland - 0.3%

C&W Senior Financing DAC 7.500% due 10/15/26 ~	200,000	211,500

Jamaica - 0.2%

Digicel Ltd 6.000% due 04/15/21 ~	200,000	142,002

Kazakhstan - 1.1%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	220,000	228,623
Halyk Savings Bank of Kazakhstan JSC 5.500% due 12/21/22 ~	66,249	66,777
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/42 ~	300,000	402,645

		698,045

Luxembourg - 0.3%

Altice Financing SA 7.500% due 05/15/26 ~	200,000	212,998

Malaysia - 0.4%

Wakala Global Sukuk Bhd 4.646% due 07/06/21 ~	250,000	260,542

Mexico - 3.6%

Axtel SAB de CV 6.375% due 11/14/24 ~	200,000	206,502
BBVA Bancomer SA 5.125% due 01/18/33 ~	200,000	191,250
Comision Federal de Electricidad 5.750% due 02/14/42 ~	200,000	218,002
8.180% due 12/23/27 ~	MXN 950,000	44,530
Petroleos Mexicanos 5.625% due 01/23/46	$281,000	241,772
6.350% due 02/12/48	185,000	170,692
6.750% due 09/21/47	498,000	479,225
6.875% due 08/04/26	192,000	206,880
7.190% due 09/12/24 ~	MXN 3,170,000	140,959
7.690% due 01/23/50 ~	$282,251	295,037

		2,194,849

Morocco - 0.4%

OCP SA 6.875% due 04/25/44 ~	200,000	248,750

Pakistan - 0.9%

The Second Pakistan International Sukuk Co Ltd 6.750% due 12/03/19 ~	350,000	351,734
The Third Pakistan International Sukuk Co Ltd 5.625% due 12/05/22 ~	200,000	200,625

		552,359

Peru - 0.2%

Banco de Credito del Peru 4.850% due 10/30/20 ~	PEN 48,000	14,385
Patrimonio EN Fideicomiso 5.750% due 04/03/28 ~	$75,000	80,678

		95,063

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Philippines - 0.3%

Power Sector Assets & Liabilities Management Corp 7.390% due 12/02/24 ~	$130,000	$162,511

Russia - 0.4%

SCF Capital Designated Activity Co 5.375% due 06/16/23 ~	232,000	245,637

Saudi Arabia - 0.4%

Saudi Arabian Oil Co 4.250% due 04/16/39 ~	200,000	216,029

Singapore - 0.3%

Puma International Financing SA 5.125% due 10/06/24 ~	200,000	193,332

South Africa - 0.7%

Absa Group Ltd 6.250% due 04/25/28 ~	200,000	209,100
Eskom Holdings SOC Ltd 7.125% due 02/11/25 ~	200,000	206,405

		415,505

Ukraine - 0.3%

Metinvest BV 7.750% due 04/23/23 ~	200,000	211,331

United Kingdom - 0.8%

Standard Chartered Bank 6.625% due 05/17/33 ~	IDR 270,000,000	17,369
7.590% due 01/13/26 ~	INR 17,870,000	264,341
8.125% due 05/17/24 ~	IDR 369,000,000	27,518
8.250% due 05/19/36 ~	980,000,000	72,127
8.375% due 03/17/34 ~	810,000,000	60,480
9.000% due 03/20/29 ~	311,000,000	24,310
11.000% due 09/17/25 ~	432,000,000	36,368
12.800% due 06/17/21 ~	157,000,000	12,250

		514,763

Venezuela - 1.0%

Petroleos de Venezuela SA 5.375% due 04/12/27 * Y ~	$113,000	9,888
8.500% due 10/27/20 Y ~	1,460,500	518,477
9.000% due 11/17/21 * Y ~	239,354	20,943
9.750% due 05/17/35 * Y ~	306,278	26,799
12.750% due 02/17/22 * Y ~	117,000	10,238

		586,345

Total Corporate Bonds & Notes (Cost $12,945,404)		12,388,678

SENIOR LOAN NOTES - 1.0%

United Arab Emirates - 1.0%

Dubai World Corp Term B1 2.000% Cash or 1.750% PIK due 09/30/22	643,067	602,875

Total Senior Loan Notes (Cost $602,506)		602,875

	Principal Amount	Value

FOREIGN GOVERNMENT BONDS & NOTES - 73.4%

Angola - 0.7%

Angolan Government 8.250% due 05/09/28 ~	$200,000	$207,636
9.375% due 05/08/48 ~	200,000	211,381

		419,017

Argentina - 2.1%

Argentina Bonar 55.469% (ARS Deposit + 2.000%) due 04/03/22 § Ω	ARS 4,931,267	48,471
62.351% (ARS Deposit + 3.250%) due 03/01/20 § Ω	470,000	4,472
Argentina POM Politica Monetaria 74.877% (ARS Reference + 0.000%) due 06/21/20 § Ω	10,978,462	84,171
Argentine Republic Government 3.750% due 12/31/38 §	$462,217	185,469
5.875% due 01/11/28	158,000	64,584
6.875% due 04/22/21	552,000	273,936
6.875% due 01/11/48	675,000	286,882
7.500% due 04/22/26	252,000	112,458
7.625% due 04/22/46	194,000	85,071
8.280% due 12/31/33	196,280	96,192
Ciudad Autonoma De Buenos Aires 62.189% (ARS Deposit + 3.250%) due 03/29/24 § Ω	ARS 2,641,873	24,929
Provincia de Buenos Aires 58.111% (ARS Deposit + 3.750%) due 04/12/25 § ~ Ω	3,804,000	31,468

		1,298,103

Bahrain - 0.7%

Bahrain Government 7.000% due 10/12/28 ~	$200,000	224,808
7.500% due 09/20/47 ~	200,000	227,981

		452,789

Belarus - 1.2%

Republic of Belarus 6.200% due 02/28/30 ~	200,000	211,164
6.875% due 02/28/23 ~	260,000	278,589
7.625% due 06/29/27 ~	200,000	225,726

		715,479

Brazil - 9.0%

Brazil Letras do Tesouro Nacional 5.208% due 07/01/21	BRL 12,311,000	2,711,285
5.532% due 01/01/22	400,000	85,281
5.788% due 07/01/22	3,300,000	680,531
6.244% due 07/01/23	3,304,000	633,878
Brazil Notas do Tesouro Nacional ‘F’ 10.000% due 01/01/27	667,000	188,706
10.000% due 01/01/29	443,000	127,448
Brazilian Government 2.625% due 01/05/23	$200,000	200,150
4.250% due 01/07/25	200,000	210,968
4.625% due 01/13/28	200,000	212,852
5.625% due 01/07/41	100,000	112,126
5.625% due 02/21/47	200,000	224,377
7.125% due 01/20/37	100,000	127,501
8.250% due 01/20/34	60,000	82,200

		5,597,303

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Chile - 1.0%

Bonos de la Tesoreria de la Republica 1.500% due 03/01/26 ^	CLP 182,327,600	$277,267
1.900% due 09/01/30 ^	14,025,200	23,219
2.000% due 03/01/35 ^	14,025,200	24,307
Bonos de la Tesoreria de la Republica en pesos 4.000% due 03/01/23 ~	120,000,000	175,054
4.700% due 09/01/30 ~	80,000,000	129,745

		629,592

Colombia - 3.1%

Colombia Government 5.625% due 02/26/44	$200,000	250,752
6.125% due 01/18/41	183,000	239,046
7.375% due 09/18/37	110,000	156,889
8.125% due 05/21/24	260,000	322,403
Colombian TES 4.750% due 02/23/23 ^	COP 866,417,093	275,921
6.250% due 11/26/25	119,600,000	35,911
7.000% due 05/04/22	962,800,000	291,768
7.500% due 08/26/26	582,800,000	186,437
10.000% due 07/24/24	439,900,000	152,681

		1,911,808

Croatia - 0.8%

Croatia Government 6.000% due 01/26/24 ~	$310,000	357,298
6.625% due 07/14/20 ~	160,000	165,302

		522,600

Czech Republic - 0.6%

Czech Republic Government 0.950% due 05/15/30 ~	CZK 1,690,000	68,504
1.000% due 06/26/26 ~	130,000	5,397
2.000% due 10/13/33	5,770,000	262,398
4.200% due 12/04/36 ~	240,000	14,414

		350,713

Dominican Republic - 1.8%

Dominican Republic 5.500% due 01/27/25 ~	$100,000	105,751
5.875% due 04/18/24 ~	120,000	127,201
6.600% due 01/28/24 ~	100,000	110,125
6.850% due 01/27/45 ~	270,000	301,725
6.875% due 01/29/26 ~	290,000	328,065
7.450% due 04/30/44 ~	130,000	154,539

		1,127,406

Ecuador - 5.2%

Ecuador Government 7.875% due 01/23/28 ~	370,000	351,966
7.950% due 06/20/24 ~	368,000	376,744
8.750% due 06/02/23 ~	258,000	274,450
8.875% due 10/23/27 ~	290,000	290,003
9.500% due 03/27/30 ~	200,000	203,000
9.625% due 06/02/27 ~	250,000	260,627
9.650% due 12/13/26 ~	652,000	685,422
10.500% due 03/24/20 ~	200,000	205,002
10.750% due 03/28/22 ~	317,000	346,322
10.750% due 01/31/29 ~	200,000	216,627

		3,210,163

Egypt - 1.3%

Egypt Government 6.588% due 02/21/28 ~	200,000	202,375
7.903% due 02/21/48 ~	300,000	302,864
8.500% due 01/31/47 ~	200,000	212,397
15.900% due 07/02/24	EGP 730,000	47,469
16.100% due 05/07/29	731,000	49,307

		814,412

	Principal Amount	Value
El Salvador - 1.2%

El Salvador Government 5.875% due 01/30/25 ~	$102,000	$105,316
6.375% due 01/18/27 ~	103,000	107,250
7.625% due 02/01/41 ~	150,000	161,626
7.650% due 06/15/35 ~	55,000	59,263
8.250% due 04/10/32 ~	113,000	129,245
8.625% due 02/28/29 ~	171,000	199,644

		762,344

Gabon - 0.3%

Gabon Government 6.375% due 12/12/24 ~	200,000	197,450

Ghana - 0.7%

Ghana Government 8.125% due 03/26/32 ~	200,000	201,470
8.627% due 06/16/49 ~	200,000	199,950

		401,420

Hungary - 1.7%

Hungary Government 3.000% due 10/27/27	HUF 14,560,000	52,627
3.000% due 08/21/30	8,770,000	31,497
5.375% due 02/21/23	$288,000	316,699
5.375% due 03/25/24	154,000	174,156
5.750% due 11/22/23	266,000	301,978
6.750% due 10/22/28	HUF 19,790,000	92,043
7.625% due 03/29/41	$30,000	49,914

		1,018,914

India - 1.9%

Export-Import Bank of India 4.000% due 01/14/23 ~	200,000	208,073
India Government 7.170% due 01/08/28	INR 30,000,000	433,735
7.350% due 06/22/24	10,000,000	146,538
7.370% due 04/16/23	23,650,000	346,065
7.720% due 05/25/25	4,000,000	59,434

		1,193,845

Indonesia - 5.6%

Indonesia Government 5.125% due 01/15/45 ~	$200,000	239,210
5.250% due 01/17/42 ~	200,000	240,982
5.950% due 01/08/46 ~	200,000	265,203
6.625% due 02/17/37 ~	100,000	135,717
7.750% due 01/17/38 ~	130,000	194,991
8.500% due 10/12/35 ~	100,000	157,302
Indonesia Treasury 6.125% due 05/15/28	IDR 3,284,000,000	214,785
6.625% due 05/15/33	3,646,000,000	234,549
7.000% due 05/15/27	298,000,000	20,893
7.000% due 09/15/30	2,036,000,000	140,311
7.500% due 08/15/32	3,597,000,000	251,828
7.500% due 06/15/35	1,271,000,000	88,291
7.500% due 05/15/38	689,000,000	47,704
8.250% due 05/15/29	2,604,000,000	196,255
8.250% due 05/15/36	958,000,000	70,507
8.375% due 03/15/24	4,061,000,000	304,536
8.375% due 09/15/26	4,603,000,000	348,207
8.375% due 04/15/39	1,561,000,000	116,050
Perusahaan Penerbit SBSN Indonesia III 4.550% due 03/29/26 ~	$200,000	218,700

		3,486,021

Ivory Coast - 0.9%

Ivory Coast Government 5.750% due 12/31/32 ~	578,160	569,149

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value

Jamaica - 0.4%

Jamaica Government 7.875% due 07/28/45	$200,000	$262,002

Kenya - 0.3%

Kenya Government 8.250% due 02/28/48 ~	200,000	204,790

Lebanon - 2.2%

Lebanon Government 5.450% due 11/28/19 ~	171,000	169,718
6.000% due 01/27/23 ~	60,000	41,824
6.100% due 10/04/22 ~	421,000	299,699
6.150% due 06/19/20	82,000	76,422
6.375% due 03/09/20	145,000	138,838
6.600% due 11/27/26 ~	19,000	12,369
6.850% due 03/23/27 ~	117,000	76,156
7.000% due 03/23/32 ~	150,000	98,232
7.250% due 03/23/37 ~	91,000	59,643
8.250% due 04/12/21 ~	474,000	405,270

		1,378,171

Malaysia - 1.2%

Malaysia Government 3.478% due 06/14/24	MYR 1,015,000	244,959
3.733% due 06/15/28	294,000	70,987
3.885% due 08/15/29	185,000	46,194
3.899% due 11/16/27	51,000	12,530
3.900% due 11/30/26	280,000	68,639
3.906% due 07/15/26	290,000	71,644
4.181% due 07/15/24	217,000	53,868
4.232% due 06/30/31	201,000	50,906
4.498% due 04/15/30	194,000	50,172
4.642% due 11/07/33	180,000	47,630

		717,529

Mexico - 1.7%

Mexican Bonos 7.500% due 06/03/27	MXN 1,720,000	90,576
8.000% due 11/07/47	2,900,000	158,230
8.500% due 05/31/29	3,890,000	219,593
10.000% due 12/05/24	4,460,000	258,673
Mexico Government 4.750% due 03/08/44	$68,000	73,780
5.550% due 01/21/45	64,000	77,472
5.750% due 10/12/10	72,000	83,017
6.050% due 01/11/40	60,000	75,676

		1,037,017

Morocco - 0.5%

Morocco Government 4.250% due 12/11/22 ~	320,000	335,354

Nigeria - 0.7%

Nigeria Government 6.500% due 11/28/27 ~	200,000	202,708
9.248% due 01/21/49 ~	200,000	223,908

		426,616

Oman - 0.9%

Oman Government 6.500% due 03/08/47 ~	400,000	371,210
6.750% due 01/17/48 ~	200,000	189,250

		560,460

Pakistan - 0.7%

Pakistan Government 6.875% due 12/05/27 ~	200,000	197,673
8.250% due 04/15/24 ~	200,000	216,371

		414,044

	Principal Amount	Value
Panama - 1.2%

Panama Government 4.300% due 04/29/53	$200,000	$234,752
6.700% due 01/26/36	120,000	171,301
7.125% due 01/29/26	100,000	125,380
8.875% due 09/30/27	70,000	100,451
9.375% due 04/01/29	70,000	107,713

		739,597

Paraguay - 0.3%

Paraguay Government 4.625% due 01/25/23 ~	200,000	210,852

Peru - 1.9%

Fondo MIVIVIENDA SA 7.000% due 02/14/24 ~	PEN 236,000	78,076
Peruvian Government 5.625% due 11/18/50	$317,000	465,200
7.350% due 07/21/25	178,000	225,706
8.750% due 11/21/33	230,000	380,365

		1,149,347

Philippines - 1.2%

Philippine Government 6.375% due 10/23/34	100,000	144,778
7.750% due 01/14/31	170,000	256,117
9.500% due 02/02/30	170,000	276,924
10.625% due 03/16/25	61,000	87,126

		764,945

Poland - 0.8%

Republic of Poland 2.750% due 04/25/28	PLN 675,000	178,852
2.750% due 10/25/29	1,253,000	333,604

		512,456

Qatar - 1.6%

Qatar Government 3.250% due 06/02/26 ~	$200,000	210,484
4.000% due 03/14/29 ~	200,000	221,888
4.817% due 03/14/49 ~	200,000	247,976
5.103% due 04/23/48 ~	246,000	315,015

		995,363

Romania - 0.6%

Romanian Government 4.375% due 08/22/23 ~	194,000	207,783
6.125% due 01/22/44 ~	38,000	49,794
6.750% due 02/07/22 ~	104,000	114,513

		372,090

Russia - 1.9%

Russia Federal 7.050% due 01/19/28	RUB 11,625,000	181,767
7.700% due 03/23/33	7,773,000	125,784
7.750% due 09/16/26	12,396,000	201,650
8.500% due 09/17/31	12,089,000	208,498
Russia Foreign 4.375% due 03/21/29 ~	$200,000	214,336
5.250% due 06/23/47 ~	200,000	238,004

		1,170,039

Saudi Arabia - 1.2%

Saudi Government 4.375% due 04/16/29 ~	200,000	224,938
5.000% due 04/17/49 ~	200,000	241,198
5.250% due 01/16/50 ~	200,000	249,500

		715,636

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Senegal - 0.3%

Senegal Government 6.250% due 05/23/33 ~	$200,000	$202,000

South Africa - 2.9%

Republic of South Africa Government 4.300% due 10/12/28	217,000	209,943
4.875% due 04/14/26	200,000	206,942
5.650% due 09/27/47	230,000	230,082
5.750% due 09/30/49	250,000	249,077
8.000% due 01/31/30	ZAR 2,775,000	171,179
8.250% due 03/31/32	3,313,000	201,860
8.750% due 01/31/44	1,792,140	105,523
8.750% due 02/28/48	3,669,000	214,306
8.875% due 02/28/35	1,333,690	82,949
9.000% due 01/31/40	1,762,760	107,639

		1,779,500

Sri Lanka - 0.7%

Sri Lanka Government 7.550% due 03/28/30 ~	$200,000	197,282
7.850% due 03/14/29 ~	200,000	201,512

		398,794

Suriname - 0.3%

Republic of Suriname 9.250% due 10/26/26 ~	200,000	179,500

Thailand - 1.8%

Thailand Government 1.875% due 06/17/22	THB 15,571,000	516,132
2.000% due 12/17/22	5,000	167
2.125% due 12/17/26	2,698,000	92,373
2.400% due 12/17/23	3,781,000	128,757
2.875% due 06/17/46	333,000	13,683
3.300% due 06/17/38	4,126,000	173,614
3.400% due 06/17/36	760,000	31,825
3.600% due 06/17/67	2,090,000	98,829
3.775% due 06/25/32	1,493,000	61,482

		1,116,862

Turkey - 2.6%

Turkey Government 3.000% due 02/23/22 ^ ~	TRY 373,225	65,168
4.875% due 04/16/43	$200,000	160,899
5.750% due 03/22/24	200,000	199,747
6.125% due 10/24/28	200,000	195,790
6.250% due 09/26/22	200,000	205,499
6.350% due 08/10/24	200,000	204,003
6.875% due 03/17/36	50,000	49,925
7.000% due 06/05/20	42,000	43,069
7.375% due 02/05/25	130,000	138,345
7.625% due 04/26/29	221,000	235,386
10.700% due 08/17/22	TRY 611,000	101,113

		1,598,944

Ukraine - 2.8%

Ukraine Government
7.375% due 09/25/32 ~	$400,000	403,011
7.750% due 09/01/22 ~	114,000	120,270
7.750% due 09/01/23 ~	214,000	225,435
7.750% due 09/01/25 ~	310,000	326,105
7.750% due 09/01/26 ~	200,000	209,199
7.750% due 09/01/27 ~	126,000	131,424
9.750% due 11/01/28 ~	200,000	229,629
15.840% due 02/26/25 ~	UAH 1,247,000	54,345
16.000% due 08/11/21 ~	413,000	17,216
17.000% due 05/11/22 ~	397,000	17,025
17.250% due 01/05/22 ~	365,000	15,618

		1,749,277

	Principal Amount	Value
United Arab Emirates - 0.3%

Abu Dhabi Government 3.125% due 09/30/49 ~	$200,000	$194,250

Uruguay - 1.4%

Uruguay Government
4.125% due 11/20/45	108,548	116,419
4.975% due 04/20/55	178,082	209,026
5.100% due 06/18/50	90,000	107,213
7.625% due 03/21/36	82,000	121,361
7.875% due 01/15/33	133,000	198,254
8.500% due 03/15/28 ~	UYU 3,220,000	75,578
9.875% due 06/20/22 ~	1,102,000	29,592

		857,443

Venezuela - 0.5%

Venezuela Government
7.750% due 10/13/19 * Y ~	$85,000	9,562
8.250% due 10/13/24 * Y ~	166,100	18,686
9.000% due 05/07/23 * Y ~	73,000	8,213
9.250% due 09/15/27 * Y	252,000	28,350
9.250% due 05/07/28 * Y ~	121,000	13,613
11.750% due 10/21/26 * Y ~	768,700	86,479
11.950% due 08/05/31 * Y ~	1,255,900	141,289
12.750% due 08/23/22 * Y ~	211,000	23,737

		329,929

Vietnam - 0.3%

Vietnam Government 6.750% due 01/29/20 ~	180,000	182,745

Zambia - 0.4%

Zambia Government 8.970% due 07/30/27 ~	307,000	219,862

Total Foreign Government Bonds & Notes (Cost $46,431,071)		45,453,942

SHORT-TERM INVESTMENTS - 3.8%

Foreign Government Issues - 0.7%

Argentina Treasury Bill (Argentina)
115.665% due 10/29/20 Ω	ARS 4,656,404	34,785
153.910% due 05/13/20 Ω	3,290,900	31,830
Egypt Treasury Bills (Egypt)
17.612% due 10/29/19	EGP 1,625,000	98,881
18.061% due 10/22/19	2,775,000	169,331
Uruguay Monetary Regulation Bill (Uruguay)
9.556% due 03/10/21	UYU 572,000	13,476
9.659% due 07/03/20	2,903,000	73,293

		421,596

	Shares
Money Market Fund - 3.1%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.870%	1,947,792	1,947,792

Total Short-Term Investments (Cost $2,440,944)		2,369,388

TOTAL INVESTMENTS - 98.2% (Cost $62,419,925)		60,814,883

DERIVATIVES - (0.2%)		(136,664)

OTHER ASSETS & LIABILITIES, NET - 2.0%		1,252,228

NET ASSETS - 100.0%		$61,930,447

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Fund’s composition as a percentage of net assets was as follows:

Foreign Government Bonds & Notes	73.4%
Corporate Bonds & Notes	20.0%
Short-Term Investments	3.8%
Others (each less than 3.0%)	1.0%

	98.2%
Derivatives	(0.2%	)
Other Assets & Liabilities, Net	2.0%

	100.0%

(b)	As of September 30, 2019, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Brazil	10.9%
Indonesia	6.4%
Mexico	5.3%
Ecuador	5.2%
Colombia	3.6%
South Africa	3.6%
Ukraine	3.1%
United States (Includes Short-Term Investments)	3.1%
Others (each less than 3.0%)	57.0%

	98.2%
Derivatives	(0.2%	)
Other Assets & Liabilities, Net	2.0%

	100.0%

(c)

Investments with a total aggregate value of $236,014 or 0.4% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(d)	Investments with a total aggregate value of $916,274 or 1.5% of the Fund’s net assets were in default as of September 30, 2019.

(e)	Forward foreign currency contracts outstanding as of September 30, 2019 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
ARS Ω	4,657,996	USD	96,941	10/19	CSF	$—	($24,828)
ARS Ω	1,707,689	USD	25,117	10/19	MER	716	—
BRL	3,410,997	USD	825,108	10/19	BSC	—	(4,283)
BRL	2,032,017	USD	485,432	10/19	HSB	3,555	—
BRL	457,930	USD	110,000	10/19	MSC	197	—
CLP	687,081,226	USD	975,046	10/19	CSF	—	(32,153)
CNY	7,472,414	USD	1,048,348	11/19	HSB	—	(1,131)
CZK	13,457,685	USD	588,044	10/19	BRC	—	(19,196)
CZK	48,793	USD	2,073	10/19	HSB	—	(11)
CZK	13,457,685	USD	589,280	10/19	SCB	—	(20,432)
CZK	1,456,616	USD	62,639	11/19	HSB	—	(1,063)
CZK	385,239	USD	16,390	01/20	JPM	—	(69)
HUF	128,562,306	USD	446,653	10/19	JPM	—	(27,399)
HUF	135,500,171	USD	446,095	11/19	BRC	—	(3,558)
IDR	8,298,432,000	USD	576,000	10/19	BRC	7,370	—
ILS	719,353	USD	205,202	10/19	BNP	2,077	—
KRW	1,278,235,209	USD	1,072,615	11/19	GSC	—	(4,865)
MXN	37,113,309	USD	1,909,774	10/19	BSC	—	(39,361)
MXN	10,164,242	USD	502,360	10/19	HSB	9,892	—
MXN	9,763,377	USD	500,311	10/19	JPM	—	(8,262)
MYR	738,391	USD	177,000	10/19	DUB	—	(853)
MYR	1,876,980	USD	448,956	11/19	DUB	—	(1,566)
PEN	1,404,596	USD	416,740	10/19	DUB	—	(477)
PEN	234,486	USD	70,000	10/19	JPM	—	(508)
PHP	11,591,257	USD	222,853	11/19	MSC	356	—
PLN	8,485,596	USD	2,156,600	10/19	BNP	—	(39,700)
PLN	491,806	USD	128,976	10/19	BRC	—	(6,286)
PLN	126,537	USD	32,671	10/19	CIT	—	(1,104)
PLN	491,806	USD	129,548	10/19	MER	—	(6,857)
RON	904,061	USD	208,540	10/19	MER	—	(941)
RON	1,179,049	USD	276,331	11/19	HSB	—	(5,767)
RUB	6,830,394	USD	103,000	10/19	BRC	1,899	—
RUB	522,570	USD	7,748	10/19	CIT	278	—
RUB	13,461,652	USD	200,135	10/19	CSF	6,604	—
RUB	14,349,927	USD	213,190	10/19	DUB	7,191	—
RUB	9,153,348	USD	138,276	10/19	GSC	2,298	—
RUB	75,270,042	USD	1,168,423	10/19	HSB	—	(12,453)
RUB	18,908,227	USD	291,750	10/19	JPM	—	(1,364)
RUB	21,127,128	USD	330,000	10/19	MER	—	(5,537)
RUB	1,346,120	USD	20,000	10/19	MSC	673	—
RUB	29,006,527	USD	449,860	11/19	MSC	—	(6,167)
SGD	31,169	USD	22,641	11/19	ANZ	—	(73)
SGD	235,000	USD	171,121	11/19	BNP	—	(975)
SGD	359,480	USD	261,407	11/19	CIT	—	(1,134)
SGD	272,250	USD	198,000	11/19	HSB	—	(885)
SGD	202,088	USD	147,000	11/19	MSC	—	(683)
THB	2,271,621	USD	74,183	11/19	BNP	172	—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
THB	4,611,824	USD	150,501	11/19	DUB	$454	$—
THB	901,011	USD	29,411	11/19	GSC	81	—
THB	521,943	USD	17,045	11/19	JPM	39	—
TRY	776,702	USD	134,000	10/19	CIT	2,069	—
TRY	358,484	USD	61,923	10/19	DUB	879	—
TRY	959,998	USD	165,000	10/19	HSB	3,180	—
TRY	86,295	USD	15,000	10/19	JPM	118	—
TRY	3,012,648	USD	516,599	10/19	SCB	11,181	—
TWD	20,225,396	USD	651,675	11/19	MSC	2,911	—
UAH	1,334,370	USD	44,700	04/20	MER	5,589	—
UAH	1,567,190	USD	53,000	05/20	BRC	5,681	—
UAH	1,256,224	USD	42,440	05/20	GSC	4,491	—
UAH	1,031,087	USD	34,900	05/20	MER	3,855	—
USD	465,000	BRL	1,927,379	10/19	DUB	1,194	—
USD	951,650	BRL	3,973,565	10/19	HSB	—	(4,553)
USD	484,500	BRL	2,032,017	11/19	HSB	—	(3,332)
USD	1,491,794	BRL	5,918,246	12/19	BNP	73,094	—
USD	320,887	CLP	223,000,280	10/19	BSC	14,860	—
USD	100,000	CLP	72,185,000	10/19	CSF	939	—
USD	39,890	CLP	28,033,894	10/19	JPM	1,419	—
USD	57,840	COP	193,347,552	10/19	CIT	2,360	—
USD	125,000	COP	434,625,000	10/19	CSF	287	—
USD	30,000	COP	101,190,000	10/19	HSB	964	—
USD	111,282	COP	379,603,958	10/19	MER	2,357	—
USD	191,283	CZK	4,467,661	10/19	BNP	2,438	—
USD	120,780	CZK	2,821,341	10/19	DUB	1,524	—
USD	152,522	CZK	3,562,131	10/19	HSB	1,953	—
USD	118,279	CZK	2,717,897	10/19	JPM	3,395	—
USD	96,086	CZK	2,209,205	10/19	MER	2,704	—
USD	67,280	HUF	19,777,972	10/19	CIT	2,782	—
USD	135,330	HUF	41,182,949	10/19	GSC	1,029	—
USD	32,492	HUF	9,501,681	10/19	HSB	1,507	—
USD	138,540	HUF	42,176,425	10/19	JPM	999	—
USD	114,580	IDR	1,647,887,254	10/19	BRC	—	(1,265)
USD	169,769	IDR	2,471,830,881	10/19	DUB	—	(3,998)
USD	155,603	IDR	2,267,441,765	10/19	HSB	—	(3,796)
USD	43,467	IDR	632,015,382	10/19	JPM	—	(963)
USD	40,659	IDR	582,643,074	11/19	DUB	—	(128)
USD	160,782	IDR	2,286,000,000	11/19	GSC	754	—
USD	16,350	IDR	232,902,978	11/19	MER	46	—
USD	266,305	IDR	3,791,655,000	11/19	SCB	876	—
USD	118,497	IDR	1,702,502,652	01/20	DUB	372	—
USD	142,989	IDR	2,051,459,468	01/20	GSC	652	—
USD	32,533	IDR	466,655,920	01/20	SCB	155	—
USD	45,000	ILS	157,950	10/19	MER	—	(513)
USD	60,000	INR	4,281,300	10/19	ANZ	—	(365)
USD	20,000	INR	1,398,080	10/19	GSC	287	—
USD	110,000	INR	7,938,150	10/19	MSC	—	(1,926)
USD	169,380	INR	12,286,264	11/19	BNP	—	(3,240)
USD	34,194	MXN	667,458	10/19	BNP	556	—
USD	1,204,872	MXN	23,896,718	10/19	BRC	540	—
USD	280,000	MXN	5,663,280	10/19	BSC	—	(5,414)
USD	101,380	MXN	1,966,743	10/19	GSC	2,261	—
USD	164,194	MXN	3,215,239	10/19	HSB	2,154	—
USD	145,000	MYR	611,204	10/19	DUB	—	(806)
USD	388,777	MYR	1,624,737	11/19	DUB	1,511	—
USD	57,470	PEN	189,621	10/19	HSB	1,274	—
USD	35,000	PEN	118,825	10/19	MER	—	(215)
USD	613,040	PLN	2,420,929	10/19	BRC	9,091	—
USD	103,090	PLN	399,962	10/19	CIT	3,312	—
USD	40,000	PLN	153,658	10/19	DUB	1,667	—
USD	348,990	PLN	1,355,543	10/19	HSB	10,823	—
USD	2,402	PLN	9,594	10/19	JPM	8	—
USD	448,480	PLN	1,780,307	10/19	MER	4,347	—
USD	34,500	RON	147,784	10/19	HSB	565	—
USD	87,630	RUB	5,662,776	10/19	BNP	663	—
USD	205,000	RUB	13,465,138	10/19	DUB	—	(1,793)
USD	20,000	RUB	1,284,446	10/19	GSC	274	—
USD	65,000	RUB	4,301,700	10/19	MER	—	(1,064)
USD	713,159	RUB	47,336,329	10/19	MSC	—	(13,815)
USD	86,675	THB	2,653,826	11/19	BRC	—	(191)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	181,310	TRY	1,060,014	10/19	BNP	$—	($4,392)
USD	20,000	ZAR	287,493	10/19	CIT	1,099	—
USD	28,754	ZAR	421,570	10/19	HSB	1,038	—
USD	278,190	ZAR	4,221,281	10/19	MER	661	—
ZAR	1,500,316	USD	104,965	10/19	HSB	—	(6,327)
ZAR	5,511,041	USD	357,173	10/19	MER	5,151	—
ZAR	854,805	USD	57,487	10/19	MSC	—	(1,288)

Total Forward Foreign Currency Contracts						$249,748	($339,325)

(f)	Swap agreements outstanding as of September 30, 2019 were as follows:

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate / Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.400%	6-Month PLN-WIBOR	A / S	LCH	03/26/23	PLN 1,060,000	$9,836	$—	$9,836
3.021%	7-Day CNY-RRR	Q / Q	LCH	05/15/24	CNY 11,000,000	9,292	—	9,292

						$19,128	$—	$19,128

Interest Rate Swaps – Short

Pay	Receive	Payment Frequency Receive Rate / Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7.005%	28-Day MXN-TIIE	L / L	CME	09/15/21	MXN 33,000,000	($9,661)	$—	($9,661)
6.600%	6-Month INR-MIBOR	S /S	LCH	12/13/23	INR 66,000,000	(56,554)	—	(56,554)

						($66,215)	$—	($66,215)

Total Interest Rate Swaps						($47,087)	$—	($47,087)

Balances reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps

	Upfront Premium Paid (Received)	Unrealized Appreciation (Deprecation)
Centrally Cleared Swap Agreements (1)
Assets	$—	$19,128
Liabilities	—	(66,215)

	$—	($47,087)

(1)	Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

(g)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$12,388,678	$—	$12,388,678	$—
	Senior Loan Notes	602,875	—	602,875	—
	Foreign Government Bonds & Notes	45,453,942	—	45,453,942	—
	Short-Term Investments	2,369,388	1,947,792	421,596	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	249,748	—	249,748	—
	Interest Rate Contracts
	Swaps	19,128	—	19,128	—

	Total Assets - Derivatives	268,876	—	268,876	—

	Total Assets	61,083,759	1,947,792	59,135,967	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(339,325)	—	(339,325)	—
	Interest Rate Contracts
	Swaps	(66,215)	—	(66,215)	—

	Total Liabilities - Derivatives	(405,540)	—	(405,540)	—

	Total Liabilities	(405,540)	—	(405,540)	—

	Total	$60,678,219	$1,947,792	$58,730,427	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF DEVELOPING GROWTH FUND

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%

Communications - 8.8%

Acacia Communications Inc *	1,262	$82,535
Anaplan Inc *	2,810	132,070
Etsy Inc *	3,126	176,619
Q2 Holdings Inc *	1,672	131,871
Roku Inc *	1,767	179,810
Stitch Fix Inc ‘A’ *	5,504	105,952
The RealReal Inc *	11,043	246,921
Wix.com Ltd (Israel) *	1,343	156,782

		1,212,560

Consumer, Cyclical - 10.4%

BJ’s Wholesale Club Holdings Inc *	7,372	190,714
Floor & Decor Holdings Inc ‘A’ *	2,627	134,371
Fox Factory Holding Corp *	1,769	110,103
Freshpet Inc *	822	40,911
LGI Homes Inc *	2,640	219,965
Malibu Boats Inc ‘A’ *	3,828	117,443
Planet Fitness Inc ‘A’ *	2,336	135,184
The Lovesac Co *	3,684	68,780
Wingstop Inc	1,919	167,490
YETI Holdings Inc *	9,121	255,388

		1,440,349

Consumer, Non-Cyclical - 40.5%

10X Genomics Inc ‘A’ *	1,990	100,296
ACADIA Pharmaceuticals Inc *	3,529	127,009
Allogene Therapeutics Inc *	1,956	53,311
Amarin Corp PLC ADR (Ireland) *	6,704	101,633
Argenx SE ADR (Netherlands) *	990	112,820
Audentes Therapeutics Inc *	2,504	70,337
Avalara Inc *	3,408	229,324
Blueprint Medicines Corp *	3,166	232,606
Bridgebio Pharma Inc *	4,563	97,968
Bright Horizons Family Solutions Inc *	1,716	261,690
Calavo Growers Inc	1,794	170,753
CareDx Inc *	7,640	172,740
Chegg Inc *	5,568	166,762
Coherus Biosciences Inc *	11,817	239,412
CRISPR Therapeutics AG (Switzerland) *	1,568	64,272
Denali Therapeutics Inc *	4,240	64,957
Glaukos Corp *	4,542	283,920
Grand Canyon Education Inc *	1,734	170,279
Guardant Health Inc *	996	63,575
GW Pharmaceuticals PLC ADR (United Kingdom) *	1,032	118,711
Insperity Inc	1,219	120,218
Inspire Medical Systems Inc *	4,349	265,376
Insulet Corp *	1,033	170,373
Invitae Corp *	7,160	137,973
iRhythm Technologies Inc *	2,233	165,488
Masimo Corp *	780	116,056
Mirati Therapeutics Inc *	1,613	125,669
Nevro Corp *	2,970	255,331
Paylocity Holding Corp *	1,905	185,890
Penumbra Inc *	1,624	218,412
Repligen Corp *	3,765	288,738
Sage Therapeutics Inc *	505	70,846
Sarepta Therapeutics Inc *	532	40,070
Strategic Education Inc	910	123,651
Tactile Systems Technology Inc *	208	8,802
Tandem Diabetes Care Inc *	4,618	272,370
Teladoc Health Inc *	1,239	83,905
uniQure NV (Netherlands) *	1,684	66,282

		5,617,825

	Shares	Value
Energy - 2.2%

Enphase Energy Inc *	3,508	$77,983
SolarEdge Technologies Inc *	1,344	112,520
SunPower Corp *	10,325	113,265

		303,768

Financial - 4.0%

Assetmark Financial Holdings Inc *	5,413	141,009
eHealth Inc *	2,670	178,329
Evercore Inc ‘A’	799	64,000
Goosehead Insurance Inc ‘A’	3,479	171,689

		555,027

Industrial - 10.9%

Axon Enterprise Inc *	1,770	100,501
Cactus Inc ‘A’ *	2,899	83,897
Chart Industries Inc *	1,234	76,952
Federal Signal Corp	3,527	115,474
Generac Holdings Inc *	4,512	353,470
MasTec Inc *	1,682	109,212
Novanta Inc *	954	77,961
NV5 Global Inc *	1,543	105,341
OSI Systems Inc *	1,070	108,669
RBC Bearings Inc *	925	153,467
Trex Co Inc *	2,532	230,235

		1,515,179

Technology - 21.1%

Alteryx Inc ‘A’ *	1,913	205,514
Appian Corp *	3,782	179,645
Coupa Software Inc *	1,522	197,205
Cubic Corp	3,064	215,797
Elastic NV *	1,753	144,342
Five9 Inc *	4,092	219,904
Globant SA (Argentina) *	1,704	156,052
HubSpot Inc *	768	116,436
HUYA Inc ADR (China) *	4,089	96,664
Inphi Corp *	4,370	266,788
LivePerson Inc *	1,937	69,151
Medallia Inc *	4,370	119,869
MKS Instruments Inc	1,164	107,414
Monolithic Power Systems Inc	953	148,315
Semtech Corp *	2,511	122,060
Silicon Laboratories Inc *	1,770	197,089
SVMK Inc *	9,171	156,824
Verra Mobility Corp *	14,126	202,708

		2,921,777

Total Common Stocks (Cost $11,640,201)		13,566,485

SHORT-TERM INVESTMENT - 2.4%

Money Market Fund - 2.4%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.870%	335,268	335,268

Total Short-Term Investment (Cost $335,268)		335,268

TOTAL INVESTMENTS - 100.3% (Cost $11,975,469)		13,901,753

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(35,486)

NET ASSETS - 100.0%		$13,866,267

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF DEVELOPING GROWTH FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	40.5%
Technology	21.1%
Industrial	10.9%
Consumer, Cyclical	10.4%
Communications	8.8%
Financial	4.0%
Others (each less than 3.0%)	4.6%

	100.3%
Other Assets & Liabilities, Net	(0.3%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$13,566,485	$13,566,485	$—	$—
	Short-Term Investment	335,268	335,268	—	—

	Total	$13,901,753	$13,901,753	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%

Basic Materials - 1.8%

The Sherwin-Williams Co	5,740	$3,156,254

Communications - 17.8%

Alibaba Group Holding Ltd ADR (China) *	3,590	600,356
Alphabet Inc ‘A’ *	5,838	7,129,015
Alphabet Inc ‘C’ *	2,346	2,859,774
Amazon.com Inc *	5,575	9,677,698
Booking Holdings Inc *	145	284,579
Charter Communications Inc ‘A’ *	4,656	1,918,831
Comcast Corp ‘A’	29,224	1,317,418
Facebook Inc ‘A’ *	24,262	4,320,577
Netflix Inc *	10,265	2,747,119
Shopify Inc ‘A’ (Canada) *	582	181,386
Spotify Technology SA *	2,263	257,982

		31,294,735

Consumer, Cyclical - 7.5%

Chipotle Mexican Grill Inc *	1,085	911,910
Costco Wholesale Corp	5,309	1,529,576
Dollar General Corp	8,082	1,284,553
Dollar Tree Inc *	10,741	1,226,193
Hilton Worldwide Holdings Inc	8,557	796,742
Lululemon Athletica Inc *	3,299	635,157
Marriott International Inc ‘A’	10,806	1,343,942
NIKE Inc ‘B’	24,272	2,279,626
Ross Stores Inc	18,022	1,979,717
Starbucks Corp	11,234	993,310
Wynn Resorts Ltd	2,540	276,149

		13,256,875

Consumer, Non-Cyclical - 25.2%

Abbott Laboratories	26,421	2,210,645
Boston Scientific Corp *	47,513	1,933,304
Colgate-Palmolive Co	29,994	2,204,859
Constellation Brands Inc ‘A’	7,053	1,461,946
CoStar Group Inc *	691	409,901
Danaher Corp	27,543	3,978,035
Edwards Lifesciences Corp *	6,419	1,411,602
Eli Lilly & Co	6,326	707,437
FleetCor Technologies Inc *	6,940	1,990,253
Global Payments Inc	24,874	3,954,966
IHS Markit Ltd *	11,105	742,702
Illumina Inc *	2,688	817,743
Medtronic PLC	27,843	3,024,307
Monster Beverage Corp *	5,155	299,299
PayPal Holdings Inc *	17,902	1,854,468
Pernod Ricard SA (France)	2,326	413,985
Square Inc ‘A’ *	10,011	620,181
Stryker Corp	5,489	1,187,271
The Estee Lauder Cos Inc ‘A’	7,629	1,517,790
Thermo Fisher Scientific Inc	16,638	4,846,150
TransUnion	13,614	1,104,232
Verisk Analytics Inc	20,230	3,199,172
Vertex Pharmaceuticals Inc *	6,466	1,095,470
Zoetis Inc	26,775	3,335,897

		44,321,615

Energy - 0.3%

Pioneer Natural Resources Co	3,440	432,649

Financial - 13.7%

American Tower Corp REIT	14,883	3,291,078
Aon PLC	14,780	2,860,965
Intercontinental Exchange Inc	19,713	1,818,919

	Shares	Value
Mastercard Inc ‘A’	27,631	$7,503,751
Visa Inc ‘A’	50,496	8,685,817

		24,160,530

Industrial - 7.0%

AMETEK Inc	17,050	1,565,531
Amphenol Corp ‘A’	16,451	1,587,522
Canadian Pacific Railway Ltd (Canada)	6,409	1,425,746
Fortive Corp	13,623	933,993
Roper Technologies Inc	6,737	2,402,414
Union Pacific Corp	9,857	1,596,637
Vulcan Materials Co	18,812	2,845,127

		12,356,970

Technology - 25.7%

Adobe Inc *	26,369	7,284,436
Analog Devices Inc	9,617	1,074,507
Apple Inc	12,610	2,824,262
Black Knight Inc *	5,704	348,286
Electronic Arts Inc *	20,671	2,022,037
Fidelity National Information Services Inc	27,429	3,641,474
Fiserv Inc *	42,196	4,371,084
Intuit Inc	12,312	3,274,253
Microsoft Corp	96,683	13,441,837
MSCI Inc	9,247	2,013,534
salesforce.com Inc *	24,229	3,596,553
Take-Two Interactive Software Inc *	9,463	1,186,092

		45,078,355

Total Common Stocks (Cost $81,800,964)		174,057,983

SHORT-TERM INVESTMENT - 1.2%

Money Market Fund - 1.2%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.870%	2,001,565	2,001,565

Total Short-Term Investment (Cost $2,001,565)		2,001,565

TOTAL INVESTMENTS - 100.2% (Cost $83,802,529)		176,059,548

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(284,317)

NET ASSETS - 100.0%		$175,775,231

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Technology	25.7%
Consumer, Non-Cyclical	25.2%
Communications	17.8%
Financial	13.7%
Consumer, Cyclical	7.5%
Industrial	7.0%
Others (each less than 3.0%)	3.3%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$3,156,254	$3,156,254	$—	$—
	Communications	31,294,735	31,294,735	—	—
	Consumer, Cyclical	13,256,875	13,256,875	—	—
	Consumer, Non-Cyclical	44,321,615	43,907,630	413,985	—
	Energy	432,649	432,649	—	—
	Financial	24,160,530	24,160,530	—	—
	Industrial	12,356,970	12,356,970	—	—
	Technology	45,078,355	45,078,355	—	—

	Total Common Stocks	174,057,983	173,643,998	413,985	—

	Short-Term Investment	2,001,565	2,001,565	—	—

	Total	$176,059,548	$175,645,563	$413,985	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%

Basic Materials - 3.4%

Air Products & Chemicals Inc	14,905	$3,306,823
PPG Industries Inc	19,826	2,349,579

		5,656,402

Communications - 14.6%

AT&T Inc	89,640	3,391,978
Charter Communications Inc ‘A’ *	10,918	4,499,526
Comcast Corp ‘A’	132,971	5,994,333
DISH Network Corp ‘A’ *	97,202	3,311,672
Fox Corp ‘B’	59,275	1,869,534
Motorola Solutions Inc	29,998	5,111,959

		24,179,002

Consumer, Cyclical - 2.4%

The Home Depot Inc	16,879	3,916,266

Consumer, Non-Cyclical - 17.6%

AmerisourceBergen Corp	22,807	1,877,700
Amgen Inc	10,771	2,084,296
Anheuser-Busch InBev SA/NV ADR (Belgium)	34,336	3,267,070
Anthem Inc	15,465	3,713,147
CVS Health Corp	30,885	1,947,917
Johnson & Johnson	24,375	3,153,637
Merck & Co Inc	50,281	4,232,655
Novartis AG ADR (Switzerland)	20,771	1,805,000
Pfizer Inc	53,358	1,917,153
Philip Morris International Inc	33,284	2,527,254
UnitedHealth Group Inc	11,604	2,521,781

		29,047,610

Energy - 8.0%

Chevron Corp	27,141	3,218,923
Enterprise Products Partners LP	71,690	2,048,900
Exxon Mobil Corp	36,486	2,576,276
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	35,540	2,091,529
Suncor Energy Inc (Canada)	103,485	3,268,056

		13,203,684

Financial - 25.5%

American Express Co	35,803	4,234,779
American Tower Corp REIT	21,194	4,686,629
Bank of America Corp	158,579	4,625,749
Berkshire Hathaway Inc ‘B’ *	12,300	2,558,646
JPMorgan Chase & Co	64,984	7,647,967
Marsh & McLennan Cos Inc	30,659	3,067,433
The Bank of New York Mellon Corp	34,679	1,567,838
The Charles Schwab Corp	46,629	1,950,491
The Progressive Corp	27,338	2,111,861
The Travelers Cos Inc	18,233	2,711,065
US Bancorp	86,840	4,805,726
Wells Fargo & Co	44,866	2,263,041

		42,231,225

Industrial - 16.3%

Deere & Co	15,287	2,578,611
Honeywell International Inc	28,317	4,791,236
Illinois Tool Works Inc	20,405	3,193,178
Martin Marietta Materials Inc	11,187	3,066,357
TE Connectivity Ltd	46,527	4,335,386
United Parcel Service Inc ‘B’	32,725	3,921,109
United Technologies Corp	37,357	5,099,978

		26,985,855

	Shares	Value
Technology - 7.4%

Apple Inc	10,680	$2,392,000
Microsoft Corp	38,887	5,406,460
Oracle Corp	61,864	3,404,376
Xerox Holdings Corp	32,698	977,997

		12,180,833

Utilities - 3.1%

Edison International	23,573	1,777,876
Sempra Energy	22,485	3,319,011

		5,096,887

Total Common Stocks (Cost $86,855,703)		162,497,764

SHORT-TERM INVESTMENT - 1.7%

Money Market Fund - 1.7%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.870%	2,742,471	2,742,471

Total Short-Term Investment (Cost $2,742,471)		2,742,471

TOTAL INVESTMENTS - 100.0% (Cost $89,598,174)		165,240,235

OTHER ASSETS & LIABILITIES, NET - 0.0%		49,155

NET ASSETS - 100.0%		$165,289,390

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	25.5%
Consumer, Non-Cyclical	17.6%
Industrial	16.3%
Communications	14.6%
Energy	8.0%
Technology	7.4%
Basic Materials	3.4%
Utilities	3.1%
Others (each less than 3.0%)	4.1%

100.0%
Other Assets & Liabilities, Net	0.0%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$162,497,764	$162,497,764	$—	$—
	Short-Term Investment	2,742,471	2,742,471	—	—

	Total	$165,240,235	$165,240,235	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF MID-CAP EQUITY FUND

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%

Basic Materials - 2.8%

CF Industries Holdings Inc	1,600	$78,720
Eastman Chemical Co	1,495	110,376
Huntsman Corp	4,400	102,344

		291,440

Communications - 8.5%

Ciena Corp *	1,500	58,845
Discovery Inc ‘A’ *	5,735	152,723
eBay Inc	2,876	112,106
Expedia Group Inc	1,180	158,604
GrubHub Inc *	1,000	56,210
LogMeIn Inc	1,400	99,344
RingCentral Inc ‘A’ *	1,290	162,101
Sinclair Broadcast Group Inc ‘A’	1,800	76,932

		876,865

Consumer, Cyclical - 9.4%

Alaska Air Group Inc	1,970	127,873
Aramark	2,840	123,767
Best Buy Co Inc	1,490	102,795
Lululemon Athletica Inc *	875	168,464
Pool Corp	610	123,037
PulteGroup Inc	2,150	78,582
PVH Corp	1,235	108,964
Royal Caribbean Cruises Ltd	1,260	136,496

		969,978

Consumer, Non-Cyclical - 24.1%

Amicus Therapeutics Inc *	4,850	38,897
Booz Allen Hamilton Holding Corp	2,040	144,881
Euronet Worldwide Inc *	1,128	165,026
General Mills Inc	1,625	89,570
Hill-Rom Holdings Inc	1,200	126,276
Horizon Therapeutics PLC *	3,275	89,178
Ionis Pharmaceuticals Inc *	1,800	107,838
Jazz Pharmaceuticals PLC *	995	127,499
Lamb Weston Holdings Inc	2,265	164,711
ManpowerGroup Inc	1,375	115,830
MarketAxess Holdings Inc	370	121,175
Neurocrine Biosciences Inc *	1,310	118,044
Post Holdings Inc *	1,400	148,176
Quanta Services Inc	3,850	145,530
Service Corp International	4,100	196,021
Syneos Health Inc *	2,330	123,979
Teleflex Inc	500	169,875
The Cooper Cos Inc	600	178,200
Tyson Foods Inc ‘A’	1,340	115,428

		2,486,134

Energy - 3.5%

Diamondback Energy Inc	1,715	154,196
Marathon Petroleum Corp	1,956	118,827
WPX Energy Inc *	8,786	93,044

		366,067

Financial - 21.5%

Air Lease Corp	1,935	80,922
Alleghany Corp *	265	211,406
AvalonBay Communities Inc REIT	625	134,581
Boston Properties Inc REIT	1,050	136,143
Discover Financial Services	1,850	150,017
Douglas Emmett Inc REIT	3,200	137,056
E*TRADE Financial Corp	2,668	116,565
Equity LifeStyle Properties Inc REIT	825	110,220
Everest Re Group Ltd	540	143,688
Highwoods Properties Inc REIT	2,700	121,338

	Shares	Value
Hudson Pacific Properties Inc REIT	3,500	$117,110
Mid-America Apartment Communities Inc REIT	1,066	138,591
Raymond James Financial Inc	1,400	115,444
Ryman Hospitality Properties Inc REIT	1,261	103,162
SunTrust Banks Inc	2,600	178,880
Western Alliance Bancorp	2,000	92,160
Zions Bancorp NA	2,800	124,656

		2,211,939

Industrial - 13.3%

Acuity Brands Inc	750	101,092
Graphic Packaging Holding Co	5,700	84,075
Hubbell Inc	850	111,690
Ingersoll-Rand PLC	1,196	147,359
ITT Inc	1,800	110,142
Kirby Corp *	1,400	115,024
Martin Marietta Materials Inc	480	131,568
PerkinElmer Inc	1,300	110,721
Spirit AeroSystems Holdings Inc ‘A’	1,325	108,968
Stanley Black & Decker Inc	1,000	144,410
Textron Inc	2,130	104,285
Waste Management Inc	926	106,490

		1,375,824

Technology - 9.1%

Analog Devices Inc	1,285	143,573
Nuance Communications Inc *	6,500	106,015
NXP Semiconductors NV (Netherlands)	1,024	111,739
RealPage Inc *	1,800	113,148
Synopsys Inc *	1,315	180,484
Take-Two Interactive Software Inc *	1,200	150,408
Zebra Technologies Corp ‘A’ *	630	130,013

		935,380

Utilities - 5.9%

Ameren Corp	2,670	213,734
CMS Energy Corp	3,300	211,035
Public Service Enterprise Group Inc	2,921	181,336

		606,105

Total Common Stocks (Cost $8,987,510)		10,119,732

SHORT-TERM INVESTMENT - 1.9%

Money Market Fund - 1.9%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.870%	192,346	192,346

Total Short-Term Investment (Cost $192,346)		192,346

TOTAL INVESTMENTS - 100.0% (Cost $9,179,856)		10,312,078

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(3,215)

NET ASSETS - 100.0%		$10,308,863

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF MID-CAP EQUITY FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	24.1%
Financial	21.5%
Industrial	13.3%
Consumer, Cyclical	9.4%
Technology	9.1%
Communications	8.5%
Utilities	5.9%
Energy	3.5%
Others (each less than 3.0%)	4.7%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$10,119,732	$10,119,732	$—	$—
	Short-Term Investment	192,346	192,346	—	—

	Total	$10,312,078	$10,312,078	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments

September 30, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 45.6%

Basic Materials - 0.8%

Anglo American Capital PLC (South Africa) 4.125% due 04/15/21 ~	$1,600,000	$1,632,720
DuPont de Nemours Inc 3.268% (USD LIBOR + 1.110%) due 11/15/23 §	5,000,000	5,068,406
Glencore Funding LLC (Switzerland) 3.000% due 10/27/22 ~	1,600,000	1,617,008

		8,318,134

Communications - 2.0%

AT&T Inc
3.000% due 06/30/22	3,200,000	3,268,924
3.253% (USD LIBOR + 0.950%) due 07/15/21 §	1,800,000	1,816,372
3.312% (USD LIBOR + 1.180%) due 06/12/24 §	3,750,000	3,821,199
Comcast Corp 3.450% due 10/01/21	2,500,000	2,575,260
eBay Inc 3.800% due 03/09/22	3,060,000	3,170,911
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	2,600,000	2,616,250
Verizon Communications Inc 3.119% (USD LIBOR + 1.000%) due 03/16/22 §	4,800,000	4,873,929

		22,142,845

Consumer, Cyclical - 4.8%

Alimentation Couche-Tard Inc (Canada)
2.350% due 12/13/19 ~	4,200,000	4,200,712
2.700% due 07/26/22 ~	2,000,000	2,015,728
Daimler Finance North America LLC (Germany)
2.300% due 02/12/21 ~	4,500,000	4,504,730
2.600% (USD LIBOR + 0.450%) due 02/22/21 § ~	1,500,000	1,500,204
3.750% due 11/05/21 ~	2,900,000	2,982,467
Ford Motor Credit Co LLC
2.681% due 01/09/20	3,200,000	3,199,990
3.336% due 03/18/21	2,000,000	2,009,854
3.367% (USD LIBOR + 1.080%) due 08/03/22 §	3,200,000	3,132,634
General Motors Financial Co Inc
3.414% (USD LIBOR + 1.310%) due 06/30/22 §	1,700,000	1,701,519
4.200% due 03/01/21	3,000,000	3,065,443
Las Vegas Sands Corp 3.200% due 08/08/24	2,100,000	2,141,727
Marriott International Inc 2.752% (USD LIBOR + 0.650%) due 03/08/21 §	3,000,000	3,011,806
Nissan Motor Acceptance Corp
2.650% due 07/13/22 ~	2,033,000	2,044,366
2.789% (USD LIBOR + 0.630%) due 09/21/21 § ~	2,500,000	2,500,554
2.953% (USD LIBOR + 0.650%) due 07/13/22 § ~	1,700,000	1,696,137
Toyota Motor Credit Corp 2.582% (USD LIBOR + 0.480%) due 09/08/22 §	3,500,000	3,516,420
Volkswagen Group of America Finance LLC (Germany) 3.875% due 11/13/20 ~	5,000,000	5,082,257
Walmart Inc 3.400% due 06/26/23	3,050,000	3,213,358

		51,519,906

	Principal Amount	Value
Consumer, Non-Cyclical - 7.6%

Altria Group Inc 3.490% due 02/14/22	$1,650,000	$1,693,057
Anheuser-Busch InBev Finance Inc (Belgium) 3.300% due 02/01/23	3,416,000	3,553,293
Anheuser-Busch InBev Worldwide Inc (Belgium) 3.500% due 01/12/24	1,300,000	1,374,252
AstraZeneca PLC (United Kingdom) 2.789% (USD LIBOR + 0.665%) due 08/17/23 §	2,400,000	2,389,745
BAT Capital Corp (United Kingdom) 2.764% due 08/15/22	2,500,000	2,524,592
BAT International Finance PLC (United Kingdom) 3.500% due 06/15/22 ~	3,200,000	3,284,646
Bayer US Finance II LLC (Germany)
3.129% (USD LIBOR + 1.010%) due 12/15/23 § ~	2,000,000	2,002,595
3.500% due 06/25/21 ~	1,750,000	1,785,490
Bristol-Myers Squibb Co 2.900% due 07/26/24 ~	2,100,000	2,168,359
Cigna Corp
3.193% (USD LIBOR + 0.890%) due 07/15/23 §	5,450,000	5,465,163
3.200% due 09/17/20	8,000,000	8,079,350
Conagra Brands Inc 3.028% (USD LIBOR + 0.750%) due 10/22/20 §	2,000,000	2,000,435
Constellation Brands Inc 2.858% (USD LIBOR + 0.700%) due 11/15/21 §	2,500,000	2,500,035
Danone SA (France) 2.077% due 11/02/21 ~	2,500,000	2,496,987
General Mills Inc 3.313% (USD LIBOR + 1.010%) due 10/17/23 §	7,061,000	7,116,674
Imperial Brands Finance PLC (United Kingdom) 2.950% due 07/21/20 ~	4,200,000	4,215,893
Keurig Dr Pepper Inc 3.551% due 05/25/21	7,000,000	7,156,797
Moody’s Corp 3.250% due 06/07/21	3,000,000	3,061,046
PayPal Holdings Inc 2.200% due 09/26/22	7,500,000	7,522,643
Reynolds American Inc (United Kingdom) 3.250% due 06/12/20	2,347,000	2,362,139
Smithfield Foods Inc 3.350% due 02/01/22 ~	2,500,000	2,508,875
UnitedHealth Group Inc
2.375% due 10/15/22	4,400,000	4,448,068
3.350% due 07/15/22	2,300,000	2,384,018

		82,094,152

Energy - 2.4%

Energy Transfer Operating LP
3.600% due 02/01/23	3,400,000	3,494,936
4.250% due 03/15/23	1,519,000	1,588,299
4.500% due 04/15/24	900,000	959,619
Enterprise Products Operating LLC 5.250% due 01/31/20	2,100,000	2,119,407
Exxon Mobil Corp 2.498% (USD LIBOR + 0.330%) due 08/16/22 §	2,750,000	2,761,490
Kinder Morgan Energy Partners LP 3.950% due 09/01/22	2,000,000	2,082,709
Kinder Morgan Inc 5.625% due 11/15/23 ~	2,000,000	2,222,646
Midwest Connector Capital Co LLC 3.625% due 04/01/22 ~	1,250,000	1,282,732

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
MPLX LP
3.002% (USD LIBOR + 0.900%) due 09/09/21 §	$2,000,000	$2,006,919
3.375% due 03/15/23	1,500,000	1,540,907
3.500% due 12/01/22 ~	1,606,000	1,652,847
Occidental Petroleum Corp 3.137% (USD LIBOR + 0.950%) due 02/08/21 §	4,150,000	4,177,542

		25,890,053

Financial - 23.1%

AerCap Ireland Capital DAC (Ireland) 3.950% due 02/01/22	960,000	991,927
AIG Global Funding 2.566% (USD LIBOR + 0.460%) due 06/25/21 § ~	2,000,000	2,006,459
Air Lease Corp
2.625% due 07/01/22	1,500,000	1,509,070
3.500% due 01/15/22	2,650,000	2,718,931
American Express Co
2.500% due 07/30/24	2,100,000	2,118,531
2.782% (USD LIBOR + 0.650%) due 02/27/23 §	5,000,000	5,011,781
3.700% due 11/05/21	3,050,000	3,150,000
Australia & New Zealand Banking Group Ltd (Australia) 2.300% due 06/01/21	2,500,000	2,512,260
Banco Santander SA (Spain) 2.706% due 06/27/24	2,900,000	2,934,098
Bank of America Corp
2.503% due 10/21/22	600,000	604,572
3.438% (USD LIBOR + 1.160%) due 01/20/23 §	9,321,000	9,437,150
Capital One Financial Corp 3.450% due 04/30/21	5,000,000	5,091,766
Capital One NA 2.150% due 09/06/22	2,000,000	1,999,152
Citibank NA 3.165% due 02/19/22	6,000,000	6,081,913
Citigroup Inc
2.750% due 04/25/22	1,800,000	1,827,464
3.236% (USD LIBOR + 0.960%) due 04/25/22 §	2,000,000	2,021,802
Citizens Bank NA
3.054% (USD LIBOR + 0.950%) due 03/29/23 §	4,000,000	4,026,488
3.250% due 02/14/22	2,500,000	2,561,743
Cooperatieve Rabobank UA (Netherlands) 2.973% (USD LIBOR + 0.860%) due 09/26/23 § ~	2,500,000	2,502,895
Duke Realty LP REIT 3.875% due 10/15/22	2,000,000	2,091,649
HSBC Bank USA NA 4.875% due 08/24/20	4,000,000	4,098,298
HSBC Holdings PLC (United Kingdom) 3.400% due 03/08/21	6,290,000	6,388,020
ING Bank NV (Netherlands) 2.750% due 03/22/21 ~	2,200,000	2,224,351
Intercontinental Exchange Inc 3.450% due 09/21/23	2,200,000	2,303,330
Jackson National Life Global Funding
2.500% due 06/27/22 ~	1,850,000	1,867,499
3.300% due 02/01/22 ~	2,650,000	2,718,040
JPMorgan Chase & Co
2.295% due 08/15/21	2,000,000	2,005,909
2.972% due 01/15/23	2,500,000	2,545,589
3.176% (USD LIBOR + 0.900%) due 04/25/23 §	2,000,000	2,012,567
3.250% due 09/23/22	1,200,000	1,241,059

	Principal Amount	Value
JPMorgan Chase Bank NA 2.607% (USD LIBOR + 0.340%) due 04/26/21 §	$2,000,000	$2,001,280
Metropolitan Life Global Funding I 3.450% due 10/09/21 ~	2,100,000	2,158,111
Mid-America Apartments LP REIT 4.300% due 10/15/23	2,000,000	2,137,870
Mitsubishi UFJ Financial Group Inc (Japan)
2.623% due 07/18/22	1,050,000	1,058,863
2.878% (USD LIBOR + 0.740%) due 03/02/23 §	5,300,000	5,301,733
3.066% (USD LIBOR + 0.790%) due 07/25/22 §	4,000,000	4,017,547
Mitsubishi UFJ Trust & Banking Corp (Japan) 2.650% due 10/19/20 ~	6,000,000	6,039,875
Morgan Stanley
2.731% (USD LIBOR + 0.550%) due 02/10/21 §	2,000,000	2,001,908
2.745% (SOFR + 0.830%) due 06/10/22 §	2,500,000	2,507,843
3.683% (USD LIBOR + 1.400%) due 10/24/23 §	1,500,000	1,527,805
5.750% due 01/25/21	3,458,000	3,617,058
New York Life Global Funding
1.500% due 10/24/19 ~	4,000,000	3,998,797
2.654% (USD LIBOR + 0.520%) due 06/10/22 § ~	2,000,000	2,007,459
2.780% (USD LIBOR + 0.440%) due 07/12/22 § ~	2,000,000	2,006,145
3.250% due 08/06/21 ~	1,500,000	1,532,600
PNC Bank NA
2.450% due 11/05/20	2,000,000	2,009,259
2.709% (USD LIBOR + 0.450%) due 07/22/22 §	1,900,000	1,900,180
Protective Life Global Funding 2.624% (USD LIBOR + 0.520%) due 06/28/21 § ~	3,000,000	3,013,750
Royal Bank of Canada (Canada)
2.703% (USD LIBOR + 0.660%) due 10/05/23 §	6,000,000	6,021,946
3.700% due 10/05/23	400,000	423,451
Sumitomo Mitsui Financial Group Inc (Japan)
2.784% due 07/12/22	2,500,000	2,538,130
3.043% (USD LIBOR + 0.740%) due 01/17/23 §	3,130,000	3,134,350
3.122% (USD LIBOR + 0.800%) due 10/16/23 §	7,500,000	7,534,945
3.163% (USD LIBOR + 0.860%) due 07/19/23 §	5,000,000	5,028,309
SunTrust Bank
2.714% (USD LIBOR + 0.590%) due 05/17/22 §	10,000,000	10,028,559
2.856% (USD LIBOR + 0.590%) due 08/02/22 §	6,000,000	6,013,968
3.525% due 10/26/21	2,800,000	2,839,728
Svenska Handelsbanken AB (Sweden) 2.450% due 03/30/21	2,300,000	2,312,565
The Bank of New York Mellon Corp 1.950% due 08/23/22	2,000,000	2,000,872
The Goldman Sachs Group Inc
2.898% (USD LIBOR + 0.750%) due 02/23/23 §	7,089,000	7,087,351
3.625% due 02/20/24	2,300,000	2,414,431
The PNC Financial Services Group Inc 3.500% due 01/23/24	1,700,000	1,797,280
The Toronto-Dominion Bank (Canada) 2.943% (USD LIBOR + 0.640%) due 07/19/23 §	10,000,000	10,060,047
UBS Group Funding Switzerland AG (Switzerland) 2.650% due 02/01/22 ~	2,500,000	2,523,194

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
US Bank NA 2.588% (USD LIBOR + 0.440%) due 05/23/22 §	$10,000,000	$10,013,792
Ventas Realty LP REIT 2.650% due 01/15/25	1,650,000	1,663,151
Wells Fargo & Co
2.625% due 07/22/22	7,000,000	7,080,358
3.393% (USD LIBOR + 1.110%) due 01/24/23 §	9,800,000	9,912,151
Wells Fargo Bank NA 3.325% due 07/23/21	5,000,000	5,046,045
Westpac Banking Corp (Australia)
2.814% (USD LIBOR + 0.710%) due 06/28/22 §	2,750,000	2,769,693
2.878% (USD LIBOR + 0.720%) due 05/15/23 §	1,750,000	1,761,121
3.650% due 05/15/23	3,251,000	3,424,830

		250,872,663

Industrial - 1.0%

John Deere Capital Corp
2.502% (USD LIBOR + 0.400%) due 06/07/21 §	6,000,000	6,015,290
2.622% (USD LIBOR + 0.490%) due 06/13/22 §	3,000,000	3,006,879
Roper Technologies Inc 2.350% due 09/15/24	600,000	600,868
Ryder System Inc 2.875% due 06/01/22	1,500,000	1,525,197

		11,148,234

Technology - 1.8%

Apple Inc
2.400% due 01/13/23	2,200,000	2,237,370
2.400% due 05/03/23	3,000,000	3,049,797
Broadcom Inc
3.125% due 04/15/21 ~	2,000,000	2,019,713
3.125% due 10/15/22 ~	500,000	506,477
Fiserv Inc 3.800% due 10/01/23	2,200,000	2,329,853
Hewlett Packard Enterprise Co
2.763% (USD LIBOR + 0.720%) due 10/05/21 §	2,100,000	2,100,203
2.807% (USD LIBOR + 0.680%) due 03/12/21 §	1,600,000	1,603,663
International Business Machines Corp 2.576% (USD LIBOR + 0.400%) due 05/13/21 §	6,000,000	6,025,113

		19,872,189

Utilities - 2.1%

American Electric Power Co Inc 3.650% due 12/01/21	1,250,000	1,289,888
Consolidated Edison Co of New York Inc 2.506% (USD LIBOR + 0.400%) due 06/25/21 §	3,000,000	3,011,011
Dominion Energy Inc
2.579% due 07/01/20	3,100,000	3,107,387
2.715% due 08/15/21	1,000,000	1,006,987
Duke Energy Corp 1.800% due 09/01/21	1,705,000	1,697,853
Electricite de France SA (France) 4.600% due 01/27/20 ~	1,500,000	1,511,901
Enel Finance International NV (Italy) 2.875% due 05/25/22 ~	2,500,000	2,534,037
Evergy Inc 2.450% due 09/15/24	1,750,000	1,748,996
Florida Power & Light Co 2.639% (USD LIBOR + 0.400%) due 05/06/22 §	3,000,000	3,000,865

	Principal Amount	Value
Oncor Electric Delivery Co LLC 2.750% due 06/01/24 ~	$1,800,000	$1,849,642
WEC Energy Group Inc 3.375% due 06/15/21	2,100,000	2,146,101

		22,904,668

Total Corporate Bonds & Notes (Cost $488,322,608)		494,762,844

ASSET-BACKED SECURITIES - 14.9%

Ally Auto Receivables Trust
1.750% due 12/15/21	1,482,758	1,480,429
2.720% due 05/17/21	2,376,385	2,377,985
2.850% due 03/15/22	4,686,559	4,701,251
American Express Credit Account Master Trust 2.670% due 10/17/22	3,000,000	3,007,876
AmeriCredit Automobile Receivables Trust
1.800% due 10/08/21	1,761,410	1,760,050
1.870% due 08/18/21	436,619	436,422
1.980% due 12/20/21	908,764	908,320
2.240% due 06/19/23	3,925,000	3,929,341
2.300% due 02/18/22	3,750,000	3,750,018
2.339% (USD LIBOR + 0.300%) due 01/18/23 §	2,000,000	2,000,427
2.710% due 07/19/21	633,112	633,502
2.860% due 11/18/21	5,092,472	5,102,164
2.930% due 06/20/22	3,215,928	3,228,216
Capital Auto Receivables Asset Trust
2.020% due 08/20/21 ~	1,578,441	1,577,569
3.020% due 02/22/21 ~	3,428,960	3,435,870
Carmax Auto Owner Trust 3.020% due 07/15/22	2,011,974	2,022,049
CNH Equipment Trust
1.840% due 03/15/21	92,998	92,978
2.960% due 05/16/22	4,000,000	4,019,578
Ford Credit Auto Owner Trust
2.268% (USD LIBOR + 0.240%) due 02/15/22 §	1,500,000	1,500,332
2.780% due 02/15/22	3,975,886	3,991,246
2.960% due 09/15/21	3,620,886	3,633,566
GM Financial Consumer Automobile Receivables Trust
2.258% (USD LIBOR + 0.230%) due 08/16/22 §	8,800,000	8,803,967
2.740% due 07/16/21	2,925,638	2,930,272
2.930% due 11/16/21	2,314,667	2,320,356
Honda Auto Receivables Owner Trust
1.360% due 01/18/23	1,440,000	1,434,758
2.660% due 12/18/20	1,018,301	1,019,473
2.670% due 12/21/20	3,901,341	3,906,504
John Deere Owner Trust
2.420% due 10/15/20	250,848	250,868
2.830% due 04/15/21	1,544,083	1,546,542
Mercedes-Benz Auto Receivables Trust
2.040% due 06/15/22	3,250,000	3,256,262
2.237% (USD LIBOR + 0.180%) due 06/15/22 §	3,000,000	3,003,749
2.710% due 04/15/21	2,293,436	2,296,154
Navient Private Education Loan Trust 2.728% (USD LIBOR + 0.700%) due 09/16/24 § ~	249,864	250,012
Navient Private Education Refi Loan Trust 2.428% (USD LIBOR + 0.400%) due 12/15/59 § ~	9,808,077	9,801,162
Navient Student Loan Trust
2.258% (USD LIBOR + 0.240%) due 09/27/66 § ~	711,688	711,498
2.288% (USD LIBOR + 0.270%) due 03/25/67 § ~	1,591,171	1,590,979
2.348% (USD LIBOR + 0.330%) due 12/27/67 § ~	1,033,812	1,032,990

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Nelnet Student Loan Trust
2.258% (USD LIBOR + 0.110%) due 08/23/27 §	$892,923	$891,634
2.376% (USD LIBOR + 0.100%) due 01/25/30 §	213,310	213,264
Nissan Auto Receivables Owner Trust
1.590% due 07/15/22	984,967	983,004
2.390% due 12/15/20	603,173	603,299
2.820% due 01/18/22	4,500,000	4,518,380
3.070% due 10/15/21	2,133,369	2,144,711
Santander Drive Auto Receivables Trust
2.190% due 03/15/22	498,097	498,093
2.280% due 02/15/22	3,000,000	3,001,607
2.460% due 03/15/22	2,051,675	2,052,369
2.580% due 05/16/22	1,451,905	1,453,348
2.630% due 07/15/22	10,000,000	10,036,631
2.750% due 09/15/21	113,061	113,085
2.910% due 01/18/22	2,923,237	2,927,383
2.970% due 07/15/21	1,287,384	1,287,871
3.090% due 04/15/22	228,393	228,617
SLC Student Loan Trust 2.219% (USD LIBOR + 0.100%) due 09/15/26 §	1,129,448	1,127,817
SLM Student Loan Trust
2.366% (USD LIBOR + 0.090%) due 10/25/24 §	344,955	344,793
2.376% (USD LIBOR + 0.100%) due 04/25/27 §	556,059	555,315
2.826% (USD LIBOR + 0.550%) due 04/27/26 § ~	638,175	638,848
SMB Private Education Loan Trust
2.328% (USD LIBOR + 0.300%) due 09/15/25 § ~	402,216	402,195
2.348% (USD LIBOR + 0.320%) due 12/16/24 § ~	1,426,428	1,425,991
2.378% (USD LIBOR + 0.350%) due 02/16/26 § ~	1,254,218	1,254,077
2.378% (USD LIBOR + 0.350%) due 03/16/26 § ~	888,821	889,194
2.378% (USD LIBOR + 0.350%) due 07/15/26 § ~	5,743,224	5,748,691
Toyota Auto Receivables Owner Trust
1.740% due 08/17/20	1,320	1,320
2.590% due 02/15/22	9,000,000	9,035,636
2.640% due 03/15/21	1,168,547	1,169,994
2.830% due 10/15/21	4,000,000	4,014,159
2.980% due 08/15/21	3,149,565	3,162,269
Verizon Owner Trust 2.060% due 09/20/21 ~	3,621,734	3,620,813

Total Asset-Backed Securities (Cost $161,680,786)		162,089,143

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 34.9%

U.S. Treasury Notes - 34.9%

1.375% due 01/15/20	$42,500,000	$42,437,744
1.375% due 05/31/20	11,000,000	10,963,262
1.625% due 06/30/21	18,000,000	17,981,016
1.750% due 03/31/22	20,000,000	20,078,906
1.750% due 07/15/22	10,000,000	10,041,602
1.750% due 06/30/24	10,000,000	10,087,305
1.750% due 07/31/24	10,000,000	10,091,406
2.000% due 01/31/20	55,500,000	55,517,344
2.000% due 01/15/21	10,000,000	10,028,125
2.000% due 07/31/22	10,000,000	10,117,969
2.250% due 03/31/21	15,000,000	15,111,914
2.500% due 05/31/20	20,500,000	20,583,281
2.500% due 12/31/20	20,000,000	20,175,000
2.625% due 02/28/23	3,600,000	3,725,156
2.750% due 09/30/20	9,000,000	9,082,441
2.750% due 11/30/20	80,000,000	80,868,750
2.875% due 11/15/21	31,000,000	31,791,953

		378,683,174

Total U.S. Treasury Obligations (Cost $375,499,824)		378,683,174

	Shares
SHORT-TERM INVESTMENT - 0.9%

Money Market Fund - 0.9%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.870%	9,672,881	9,672,881

Total Short-Term Investment (Cost $9,672,881)		9,672,881

TOTAL INVESTMENTS - 96.3% (Cost $1,035,176,099)		1,045,208,042

DERIVATIVES - 3.5%		37,491,488

OTHER ASSETS & LIABILITIES, NET - 0.2%		3,049,926

NET ASSETS - 100.0%		$1,085,749,456

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	45.6%
U.S. Treasury Obligations	34.9%
Asset-Backed Securities	14.9%
Others (each less than 3.0%)	0.9%

96.3%
Derivatives	3.5%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Open futures contracts outstanding as of September 30, 2019 were as follows:

Short Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index	12/19	29	$2,767,971	$2,752,680	$15,291
S&P 500 E-Mini Index	12/19	47	7,053,651	6,999,475	54,176
S&P Mid 400 E-Mini Index	12/19	14	2,757,128	2,713,200	43,928

Total Futures Contracts					$113,395

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

(c)	Swap agreements outstanding as of September 30, 2019 were as follows:

Total Return Swaps – Long

Receive	Pay	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Russell 2000 Index	3-Month USD-LIBOR - 0.040%	Z	BOA	11/15/19	$2,511,506	($109,258)	$—	($109,258)
MSCI World Index	3-Month USD-LIBOR - 0.195%	Z	CIT	11/15/19	117,269,133	4,830,899	—	4,830,899
MSCI EAFE Index	3-Month USD-LIBOR - 0.110%	Z	GSC	11/15/19	3,165,374	18,921	—	18,921
MSCI World Index	3-Month USD-LIBOR - 0.190%	Z	GSC	11/15/19	7,409,357	403,661	—	403,661
MSCI EAFE Index	3-Month USD-LIBOR - 0.120%	Z	JPM	11/15/19	53,279,861	235,132	—	235,132
MSCI Pacific Index	3-Month USD-LIBOR + 0.025%	Z	SGN	11/15/19	2,158,342	(38,038)	—	(38,038)
Russell Mid-Cap Growth Index	3-Month USD-LIBOR + 0.220%	Z	SGN	11/15/19	29,216,958	3,612,968	—	3,612,968
Russell Mid-Cap Value Index	3-Month USD-LIBOR + 0.220%	Z	SGN	11/15/19	21,269,956	603,800	—	603,800
Russell 1000 Index	3-Month USD-LIBOR + 0.110%	Z	BRC	03/19/20	32,521,626	1,921,548	—	1,921,548
Russell 2000 Index	3-Month USD-LIBOR - 0.110%	Z	BRC	03/19/20	10,228,127	(225,110)	—	(225,110)
MSCI World Index	3-Month USD-LIBOR - 0.410%	Z	JPM	03/19/20	203,560,488	9,785,751	—	9,785,751
MSCI EAFE Index	3-Month USD-LIBOR - 0.330%	Z	MSC	03/19/20	22,964,192	609,865	—	609,865
Russell Mid-Cap Value Index	3-Month USD-LIBOR + 0.070%	Z	SGN	03/19/20	95,875,569	3,670,983	—	3,670,983
Russell 1000 Growth Index	3-Month USD-LIBOR + 0.160%	Z	BOA	06/11/20	92,443,636	4,519,960	—	4,519,960
Russell 1000 Value Index	3-Month USD-LIBOR + 0.170%	Z	BOA	06/11/20	105,900,145	4,304,291	—	4,304,291
Russell Mid-Cap Growth Index	3-Month USD-LIBOR + 0.100%	Z	BOA	06/11/20	41,248,117	1,271,462	—	1,271,462
Russell Mid-Cap Value Index	3-Month USD-LIBOR + 0.120%	Z	BOA	06/11/20	58,739,864	1,907,421	—	1,907,421
MSCI EAFE Index	3-Month USD-LIBOR - 0.230%	Z	JPM	06/11/20	72,900,725	1,751,535	—	1,751,535
Russell 1000 Growth Index	3-Month USD-LIBOR + 0.200%	Z	BOA	09/17/20	59,746,808	(100,187)	—	(100,187)
Russell 1000 Value Index	3-Month USD-LIBOR + 0.210%	Z	BOA	09/17/20	87,593,998	2,814,236	—	2,814,236
Russell Mid-Cap Growth Index	3-Month USD-LIBOR + 0.160%	Z	BOA	09/17/20	41,594,361	(608,067)	—	(608,067)
MSCI EAFE Index	3-Month USD-LIBOR - 0.190%	Z	CIT	09/17/20	47,147,102	1,655,119	—	1,655,119

						$42,836,892	$—	$42,836,892

Total Return Swaps – Short

Pay	Receive	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Russell 1000 Index	3-Month USD-LIBOR + 0.310%	Z	BOA	11/15/19	$30,501,803	($1,861,076)	$—	($1,861,076)
MSCI Canada Index	3-Month USD-LIBOR - 0.460%	Z	SGN	11/15/19	17,636,258	(876,750)	—	(876,750)
MSCI EAFE Index	3-Month USD-LIBOR - 0.270%	Z	BOA	03/19/20	19,334,556	(478,071)	—	(478,071)
MSCI Pacific Index	3-Month USD-LIBOR - 0.110%	Z	BRC	03/19/20	34,086,854	(718,113)	—	(718,113)
MSCI Europe Index	3-Month USD-LIBOR - 0.350%	Z	SGN	03/19/20	42,910,158	(1,184,372)	—	(1,184,372)
Russell Mid-Cap Value Index	3-Month USD-LIBOR + 0.160%	Z	BRC	09/17/20	9,555,317	(340,417)	—	(340,417)

						($5,458,799)	$—	($5,458,799)

Total Swap Agreements						$37,378,093	$—	$37,378,093

Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps

	Upfront Premium Paid (Received)	Unrealized Appreciation (Deprecation)
OTC Swap Agreements
Assets	$—	$43,917,552
Liabilities	—	(6,539,459)

	$—	$37,378,093

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$494,762,844	$—	$494,762,844	$—
	Asset-Backed Securities	162,089,143	—	162,089,143	—
	U.S. Treasury Obligations	378,683,174	—	378,683,174	—
	Short-Term Investment	9,672,881	9,672,881	—	—
	Derivatives:
	Equity Contracts
	Futures	113,395	113,395	—	—
	Swaps	43,917,552	—	43,917,552	—

	Total Equity Contracts	44,030,947	113,395	43,917,552	—

	Total Assets - Derivatives	44,030,947	113,395	43,917,552	—

	Total Assets	1,089,238,989	9,786,276	1,079,452,713	—

Liabilities	Derivatives:
	Equity Contracts
	Swaps	(6,539,459)	—	(6,539,459)	—

	Total Liabilities - Derivatives	(6,539,459)	—	(6,539,459)	—

	Total	$1,082,699,530	$9,786,276	$1,072,913,254	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.6%

Basic Materials - 2.2%

Carpenter Technology Corp	16,033	$828,265
Orion Engineered Carbons SA (Luxembourg)	37,666	629,399

		1,457,664

Communications - 3.8%

A10 Networks Inc *	102,506	711,392
Casa Systems Inc *	55,858	438,765
Criteo SA ADR (France) *	28,298	528,890
Extreme Networks Inc *	58,710	427,115
Houghton Mifflin Harcourt Co *	84,665	451,264

		2,557,426

Consumer, Cyclical - 15.6%

Bloomin’ Brands Inc	29,213	553,002
BMC Stock Holdings Inc *	10,637	278,477
Callaway Golf Co	33,222	644,839
Citi Trends Inc	27,610	505,263
Cooper-Standard Holdings Inc *	11,577	473,268
Dana Inc	46,998	678,651
El Pollo Loco Holdings Inc *	57,514	630,353
Hawaiian Holdings Inc	27,105	711,777
Knoll Inc	22,064	559,322
Papa John’s International Inc	13,744	719,498
Red Robin Gourmet Burgers Inc *	18,039	599,977
Regis Corp *	32,950	666,249
REV Group Inc	49,068	560,847
Signet Jewelers Ltd	19,643	329,217
Skechers U.S.A. Inc ‘A’ *	12,529	467,958
SkyWest Inc	15,230	874,202
Taylor Morrison Home Corp *	46,138	1,196,820

		10,449,720

Consumer, Non-Cyclical - 8.8%

Cott Corp	61,198	763,139
Fresh Del Monte Produce Inc	22,190	756,901
ICON PLC (Ireland) *	4,682	689,846
Molina Healthcare Inc *	5,587	613,006
Nomad Foods Ltd (United Kingdom) *	47,304	969,732
Sotheby’s*	10,281	585,811
The Hain Celestial Group Inc *	30,689	659,046
Viad Corp	8,769	588,838
WellCare Health Plans Inc *	1,141	295,713

		5,922,032

Energy - 5.1%

Dril-Quip Inc *	13,390	671,910
Helix Energy Solutions Group Inc *	61,724	497,495
MRC Global Inc *	39,216	475,690
Oasis Petroleum Inc *	80,160	277,354
Oil States International Inc *	27,142	360,989
Patterson-UTI Energy Inc	40,350	344,992
QEP Resources Inc	62,417	230,943
RPC Inc	42,031	235,794
SM Energy Co	36,334	352,076

		3,447,243

Financial - 35.1%

1st Source Corp	11,735	536,642
Armada Hoffler Properties Inc REIT	34,923	631,757
Associated Banc-Corp	36,950	748,238
Bank of Marin Bancorp	9,688	401,955
BankUnited Inc	25,533	858,419
City Office REIT Inc	64,119	922,672
Cousins Properties Inc REIT	22,948	862,615
Easterly Government Properties Inc REIT	27,601	587,901
Empire State Realty Trust Inc ‘A’ REIT	44,551	635,743

	Shares	Value
Essent Group Ltd	17,114	$815,824
First American Financial Corp	8,609	508,017
Heritage Financial Corp	32,774	883,587
IBERIABANK Corp	12,927	976,506
Independence Realty Trust Inc REIT	69,954	1,001,042
Independent Bank Group Inc	15,442	812,404
Kemper Corp	11,172	870,857
National Storage Affiliates Trust REIT	29,467	983,314
RLJ Lodging Trust REIT	40,090	681,129
Sandy Spring Bancorp Inc	24,371	821,546
Selective Insurance Group Inc	10,005	752,276
STAG Industrial Inc REIT	34,513	1,017,443
State Auto Financial Corp	13,337	431,985
Sterling Bancorp	46,650	935,799
Synovus Financial Corp	24,030	859,313
Texas Capital Bancshares Inc *	14,491	791,933
TriCo Bancshares	18,649	676,959
Umpqua Holdings Corp	50,020	823,329
Webster Financial Corp	17,373	814,273
WSFS Financial Corp	23,650	1,042,965
Zions Bancorp NA	17,497	778,966

		23,465,409

Industrial - 12.3%

AAR Corp	19,299	795,312
Air Transport Services Group Inc *	12,089	254,111
Atlas Air Worldwide Holdings Inc *	7,435	187,585
Belden Inc	7,389	394,129
Covenant Transportation Group Inc ‘A’ *	15,775	259,341
EnerSys	10,793	711,690
Graphic Packaging Holding Co	43,628	643,513
Hub Group Inc ‘A’ *	7,485	348,053
Kennametal Inc	21,503	661,002
Masonite International Corp *	12,879	746,982
Primoris Services Corp	30,251	593,222
Regal Beloit Corp	6,390	465,512
Terex Corp	15,476	401,912
Trinseo SA	15,309	657,522
TTM Technologies Inc *	50,693	618,201
Tutor Perini Corp *	32,660	468,018

		8,206,105

Technology - 10.1%

CommVault Systems Inc *	14,169	633,496
Kulicke & Soffa Industries Inc (Singapore)	43,690	1,025,841
MagnaChip Semiconductor Corp (South Korea) *	61,432	622,920
MaxLinear Inc *	29,307	655,891
Nanometrics Inc *	11,114	362,539
NCR Corp *	31,689	1,000,105
NetScout Systems Inc *	27,913	643,674
Unisys Corp *	79,270	588,976
Verint Systems Inc *	14,036	600,460
WNS Holdings Ltd ADR (India) *	10,657	626,099

		6,760,001

Utilities - 2.6%

Black Hills Corp	10,334	792,928
PNM Resources Inc	17,732	923,483

		1,716,411

Total Common Stocks (Cost $59,090,758)		63,982,011

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT - 3.3%

Money Market Fund - 3.3%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.870%	2,188,912	$2,188,912

Total Short-Term Investment (Cost $2,188,912)		2,188,912

TOTAL INVESTMENTS - 98.9% (Cost $61,279,670)		66,170,923

OTHER ASSETS & LIABILITIES, NET - 1.1%		720,763

NET ASSETS - 100.0%		$66,891,686

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	35.1%
Consumer, Cyclical	15.6%
Industrial	12.3%
Technology	10.1%
Consumer, Non-Cyclical	8.8%
Energy	5.1%
Communications	3.8%
Short-Term Investment	3.3%
Others (each less than 3.0%)	4.8%

98.9%
Other Assets & Liabilities, Net	1.1%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$63,982,011	$63,982,011	$—	$—
	Short-Term Investment	2,188,912	2,188,912	—	—

	Total	$66,170,923	$66,170,923	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.9%

Brazil - 1.8%

Itau Unibanco Holding SA ADR	42,510	$357,509
Lojas Americanas SA	224,018	1,070,231

		1,427,740

India - 0.1%

Zee Entertainment Enterprises Ltd 6.000% due 03/05/22	390,884	28,957

Total Preferred Stocks (Cost $999,208)		1,456,697

COMMON STOCKS - 95.7%

Argentina - 0.3%

MercadoLibre Inc *	440	242,541

Brazil - 4.2%

Atacadao SA	141,000	719,092
B3 SA - Brasil Bolsa Balcao	79,153	834,784
Natura Cosmeticos SA	72,600	596,009
StoneCo Ltd ‘A’ *	9,889	343,939
Vale SA ADR *	65,470	752,905

		3,246,729

Chile - 1.1%

SACI Falabella	153,538	858,078

China - 28.9%

Alibaba Group Holding Ltd ADR *	34,340	5,742,678
Baozun Inc ADR *	7,468	318,884
Budweiser Brewing Co APAC Ltd * ~	422,800	1,521,232
China International Capital Corp Ltd ‘H’ ~	176,000	341,596
Hansoh Pharmaceutical Group Co Ltd * ~	76,000	233,445
Huazhu Group Ltd ADR	61,564	2,032,843
Innovent Biologics Inc * ~	120,500	384,249
Jiangsu Hengrui Medicine Co Ltd ‘A’	185,507	2,097,531
Meituan Dianping ‘B’ *	140,000	1,429,874
Ping An Healthcare and Technology Co Ltd * ~	5,548	32,464
Ping An Insurance Group Co of China Ltd ‘A’	98,771	1,205,879
Shanghai Junshi Biosciences Co Ltd ‘H’ * ~	21,800	80,522
Sinopharm Group Co Ltd ‘H’	167,914	524,895
Tencent Holdings Ltd ADR	63,322	2,648,628
Tencent Music Entertainment Group ADR *	21	268
Wuxi Biologics Cayman Inc * ~	55,000	560,830
Yum China Holdings Inc	48,650	2,210,169
ZTO Express Cayman Inc ADR	57,400	1,224,342

		22,590,329

Colombia - 0.5%

Grupo Aval Acciones y Valores SA ADR	55,829	416,484

Egypt - 0.6%

Commercial International Bank Egypt SAE	94,491	450,167

France - 5.3%

Kering SA	6,279	3,199,694
LVMH Moet Hennessy Louis Vuitton SE	2,416	958,575

		4,158,269

	Shares	Value
Hong Kong - 5.7%

AIA Group Ltd	252,000	$2,376,625
Hang Lung Properties Ltd	50,000	113,474
Hong Kong Exchanges & Clearing Ltd	32,243	945,044
Hutchison China MediTech Ltd ADR *	8,000	142,720
Jardine Strategic Holdings Ltd	27,770	830,641

		4,408,504

India - 10.2%

Bandhan Bank Ltd ~	18,384	127,741
Biocon Ltd	6,883	21,688
Cholamandalam Investment and Finance Co Ltd	72,950	317,125
Dalmia Bharat Ltd	6,262	72,685
Housing Development Finance Corp Ltd	102,754	2,868,098
Kotak Mahindra Bank Ltd	119,106	2,766,356
Oberoi Realty Ltd	31,172	223,463
Tata Consultancy Services Ltd	34,474	1,021,201
Zee Entertainment Enterprises Ltd	153,124	574,013

		7,992,370

Indonesia - 1.1%

P.T. Bank Central Asia Tbk	165,400	353,620
P.T. Indocement Tunggal Prakarsa Tbk	231,700	305,344
P.T. Semen Indonesia Persero Tbk	207,000	168,294

		827,258

Italy - 1.5%

Moncler SPA	11,984	427,152
PRADA SPA	246,400	717,270

		1,144,422

Mexico - 7.0%

Alsea SAB de CV *	149,240	347,879
Fomento Economico Mexicano SAB de CV	203,742	1,867,067
Fomento Economico Mexicano SAB de CV ADR	6,370	583,365
Grupo Aeroportuario del Sureste SAB de CV ‘B’	24,893	379,538
Grupo Financiero Banorte SAB de CV ‘O’	55,165	297,322
Grupo Financiero Inbursa SAB de CV ‘O’	426,557	543,626
Grupo Mexico SAB de CV ‘B’	477,615	1,119,856
Wal-Mart de Mexico SAB de CV	112,837	334,440

		5,473,093

Peru - 2.1%

Credicorp Ltd	7,750	1,615,410

Philippines - 2.7%

Ayala Corp	10,478	178,934
Ayala Land Inc	655,000	625,133
SM Investments Corp	55,072	1,032,009
SM Prime Holdings Inc	347,156	249,203

		2,085,279

Russia - 8.8%

LUKOIL PJSC ADR	12,507	1,033,107
MMC Norilsk Nickel PJSC	644	165,583
MMC Norilsk Nickel PJSC ADR	14,842	379,744
Novatek PJSC GDR	19,353	3,920,889
Polyus PJSC GDR ~	2,683	155,999
Sberbank of Russia PJSC	118,472	415,030
Yandex NV ‘A’ *	23,077	807,926

		6,878,278

South Africa - 2.6%

FirstRand Ltd	392,276	1,611,694
Shoprite Holdings Ltd	51,227	414,831
Steinhoff International Holdings NV *	238,637	15,442

		2,041,967

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
South Korea - 2.9%

Amorepacific Corp	2,987	$350,470
AMOREPACIFIC Group	3,099	169,317
LG Household & Health Care Ltd	489	533,705
Samsung Biologics Co Ltd * ~	3,095	794,373
Samsung Electronics Co Ltd	9,682	396,420

		2,244,285

Spain - 0.4%

Banco Santander SA	82,829	337,016

Switzerland - 2.7%

Glencore PLC	699,096	2,106,750

Taiwan - 4.7%

Taiwan Semiconductor Manufacturing Co Ltd	413,995	3,676,911

Thailand - 0.4%

The Siam Commercial Bank PCL	89,300	344,654

Turkey - 1.6%

Akbank T.A.S. *	487,521	699,606
Anadolu Efes Biracilik Ve Malt Sanayii AS	78,991	306,130
BIM Birlesik Magazalar AS	27,282	237,310

		1,243,046

United Arab Emirates - 0.4%

Emaar Properties PJSC	260,288	327,171

Total Common Stocks (Cost $46,264,183)		74,709,011

SHORT-TERM INVESTMENT - 2.1%

Money Market Fund - 2.1%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.870%	1,637,580	1,637,580

Total Short-Term Investment (Cost $1,637,580)		1,637,580

TOTAL INVESTMENTS - 99.7% (Cost $48,900,971)		77,803,288

OTHER ASSETS & LIABILITIES, NET - 0.3%		246,417

NET ASSETS - 100.0%		$78,049,705

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	26.8%
Consumer, Cyclical	17.9%
Consumer, Non-cyclical	16.2%
Communications	15.1%
Technology	6.5%
Energy	6.3%
Basic Materials	6.0%
Others (each less than 3.0%)	4.9%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	As of September 30, 2019, the Fund’s composition by country of risk as a percentage of net assets was as follows:

China	28.9%
India	10.3%
Russia	8.8%
Mexico	7.0%
Brazil	6.0%
Hong Kong	5.7%
France	5.3%
Taiwan	4.7%
Others (each less than 3.0%)	23.0%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$1,456,697	$1,456,697	$—	$—
	Common Stocks
	Argentina	242,541	242,541	—	—
	Brazil	3,246,729	3,246,729	—	—
	Chile	858,078	—	858,078	—
	China	22,590,329	13,130,938	9,459,391	—
	Colombia	416,484	416,484	—	—
	Egypt	450,167	450,167	—	—
	France	4,158,269	—	4,158,269	—
	Hong Kong	4,408,504	142,720	4,265,784	—
	India	7,992,370	1,093,886	6,898,484	—
	Indonesia	827,258	—	827,258	—
	Italy	1,144,422	—	1,144,422	—
	Mexico	5,473,093	5,473,093	—	—
	Peru	1,615,410	1,615,410	—	—
	Philippines	2,085,279	—	2,085,279	—
	Russia	6,878,278	963,925	5,914,353	—
	South Africa	2,041,967	15,442	2,026,525	—
	South Korea	2,244,285	—	2,244,285	—
	Spain	337,016	—	337,016
	Switzerland	2,106,750	—	2,106,750	—
	Taiwan	3,676,911	—	3,676,911	—
	Thailand	344,654	—	344,654	—
	Turkey	1,243,046	237,310	1,005,736	—
	United Arab Emirates	327,171	—	327,171	—

	Total Common Stocks	74,709,011	27,028,645	47,680,366	—

	Short-Term Investment	1,637,580	1,637,580	—	—

	Total	$77,803,288	$30,122,922	$47,680,366	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%

Australia - 0.9%

Rio Tinto PLC	9,555	$496,691

Belgium - 1.4%

KBC Group NV	11,725	761,557

Brazil - 0.6%

Ambev SA ADR	70,018	323,483

Canada - 3.5%

Canadian National Railway Co	12,595	1,131,787
Suncor Energy Inc	25,036	789,715

		1,921,502

China - 1.7%

Baidu Inc ADR *	2,279	234,190
Yum China Holdings Inc	15,454	702,075

		936,265

Denmark - 2.6%

Carlsberg AS ‘B’	3,196	472,299
Novo Nordisk AS ‘B’	18,808	971,926

		1,444,225

France - 16.1%

Air Liquide SA	10,491	1,493,085
Danone SA	9,749	858,712
Dassault Systemes SE	1,874	266,964
Engie SA	38,920	635,261
EssilorLuxottica SA	4,840	697,830
Hermes International	189	130,539
L’Oreal SA	2,291	640,723
Legrand SA	6,884	491,085
LVMH Moet Hennessy Louis Vuitton SE	2,975	1,180,365
Pernod Ricard SA	5,852	1,041,548
Schneider Electric SE	16,890	1,476,902

		8,913,014

Germany - 9.8%

Bayer AG	15,039	1,059,548
Beiersdorf AG	10,271	1,211,006
Deutsche Boerse AG	3,705	577,830
Merck KGaA	5,581	628,700
MTU Aero Engines AG	1,379	366,426
ProSiebenSat.1 Media SE	16,177	222,871
SAP SE	11,456	1,348,071

		5,414,452

Hong Kong - 2.7%

AIA Group Ltd	159,826	1,507,327

India - 2.3%

Housing Development Finance Corp Ltd	18,299	510,767
Tata Consultancy Services Ltd	26,879	796,219

		1,306,986

Ireland - 0.8%

Ryanair Holdings PLC ADR *	6,351	421,579

Israel - 1.1%

Check Point Software Technologies Ltd *	5,761	630,829

	Shares	Value

Italy - 1.9%

Eni SPA	32,336	$494,250
Intesa Sanpaolo SPA	245,260	580,979

		1,075,229

Japan - 14.8%

Daikin Industries Ltd	7,400	975,980
Denso Corp	6,500	287,218
FANUC Corp	1,900	359,145
Hitachi Ltd	17,700	662,869
Hoya Corp	18,200	1,490,633
Japan Tobacco Inc	26,400	578,415
Kubota Corp	45,700	695,037
Kyocera Corp	12,000	748,207
Olympus Corp	77,300	1,047,252
Shin-Etsu Chemical Co Ltd	2,800	301,309
Terumo Corp	32,400	1,048,406

		8,194,471

Netherlands - 3.4%

Akzo Nobel NV	9,606	855,923
ING Groep NV	49,825	520,510
Randstad NV	10,005	491,208

		1,867,641

Portugal - 0.4%

Galp Energia SGPS SA	16,622	249,982

Singapore - 1.1%

DBS Group Holdings Ltd	34,600	625,953

Spain - 1.9%

Amadeus IT Group SA	14,574	1,044,254

Sweden - 0.8%

Essity AB ‘B’	16,056	468,489

Switzerland - 13.9%

Alcon Inc *	2,295	133,867
Julius Baer Group Ltd	8,793	389,450
Nestle SA	22,074	2,394,026
Novartis AG	11,474	995,794
Roche Holding AG	5,866	1,707,972
Sika AG	2,829	413,916
UBS Group AG	72,765	826,206
Zurich Insurance Group AG	2,187	837,638

		7,698,869

Taiwan - 1.5%

Taiwan Semiconductor Manufacturing Co Ltd ADR	18,183	845,146

United Kingdom - 14.0%

Barclays PLC	154,898	285,398
Compass Group PLC	35,719	919,142
Diageo PLC	25,220	1,030,240
Experian PLC	38,359	1,226,681
Just Eat PLC *	29,363	241,200
Linde PLC	2,870	557,047
Prudential PLC	11,423	206,998
Reckitt Benckiser Group PLC	9,046	706,303
RELX PLC	41,788	993,228
Rolls-Royce Holdings PLC *	44,061	428,132
Smiths Group PLC	17,805	343,560

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Tesco PLC	142,869	$422,386
WPP PLC	33,204	415,757

		7,776,072

United States - 1.0%

Amcor PLC CDI	22,418	215,746
QIAGEN NV *	10,384	340,063

		555,809

Total Common Stocks (Cost $34,360,558)		54,479,825

SHORT-TERM INVESTMENT - 1.0%

Money Market Fund - 1.0%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.870%	550,778	550,778

Total Short-Term Investment (Cost $550,778)		550,778

TOTAL INVESTMENTS - 99.2% (Cost $34,911,336)		55,030,603

OTHER ASSETS & LIABILITIES, NET - 0.8%		442,187

NET ASSETS - 100.0%		$55,472,790

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-cyclical	40.6%
Industrial	17.7%
Financial	13.8%
Technology	7.0%
Basic Materials	6.7%
Consumer, Cyclical	6.5%
Others (each less than 3.0%)	6.9%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

(b)	As of September 30, 2019, the Fund’s composition by country of risk as a percentage of net assets was as follows:

France	16.1%
Japan	14.8%
United Kingdom	14.0%
Switzerland	13.9%
Germany	9.8%
Canada	3.5%
Netherlands	3.4%
Others (each less than 3.0%)	23.7%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$496,691	$—	$496,691	$—
	Belgium	761,557	—	761,557	—
	Brazil	323,483	323,483	—	—
	Canada	1,921,502	1,921,502	—	—
	China	936,265	936,265	—	—
	Denmark	1,444,225	—	1,444,225	—
	France	8,913,014	—	8,913,014	—
	Germany	5,414,452	222,871	5,191,581	—
	Hong Kong	1,507,327	—	1,507,327	—
	India	1,306,986	796,219	510,767	—
	Ireland	421,579	421,579	—	—
	Israel	630,829	630,829	—	—
	Italy	1,075,229	—	1,075,229	—
	Japan	8,194,471	—	8,194,471	—
	Netherlands	1,867,641	—	1,867,641	—
	Portugal	249,982	—	249,982	—
	Singapore	625,953	—	625,953	—
	Spain	1,044,254	—	1,044,254	—
	Sweden	468,489	—	468,489	—
	Switzerland	7,698,869		7,698,869	—
	Taiwan	845,146	845,146	—	—
	United Kingdom	7,776,072	—	7,776,072	—
	United States	555,809	—	555,809	—

	Total Common Stocks	54,479,825	6,097,894	48,381,931	—

	Short-Term Investment	550,778	550,778	—	—

	Total	$55,030,603	$6,648,672	$48,381,931	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%

Australia - 3.5%

Accent Group Ltd	78,925	$90,920
Ansell Ltd	4,750	87,929
Appen Ltd	4,834	69,192
Aveo Group »	54,968	79,062
Charter Hall Long Wale REIT	37,084	143,469
McMillan Shakespeare Ltd	6,174	68,122
Perseus Mining Ltd *	252,616	118,954
Sandfire Resources NL	23,536	104,328
Shopping Centres Australasia Property Group REIT	62,080	109,376
Southern Cross Media Group Ltd	90,000	75,114

		946,466

Austria - 0.6%

AT&S Austria Technologie & Systemtechnik AG	4,089	70,234
Wienerberger AG	3,342	81,355

		151,589

Belgium - 1.7%

Barco NV	900	177,744
Bekaert SA	3,000	86,033
D’ieteren SA/NV	2,243	121,582
Orange Belgium SA	4,000	82,567

		467,926

Canada - 11.1%

AGF Management Ltd ‘B’	21,600	101,083
Alaris Royalty Corp	7,300	108,493
Artis REIT	9,900	94,005
B2Gold Corp *	28,900	94,017
Barrick Gold Corp	5,326	92,140
Boardwalk REIT	3,000	100,562
Canaccord Genuity Group Inc	14,000	55,161
Canadian Solar Inc *	4,100	77,408
Canfor Corp *	7,300	85,571
CI Financial Corp	5,900	86,083
Corus Entertainment Inc	24,800	99,024
Crescent Point Energy Corp	23,100	98,687
CT REIT	8,900	100,968
Empire Co Ltd ‘A’	6,100	165,156
Enerplus Corp	20,000	148,998
Genworth MI Canada Inc	4,842	192,240
Granite REIT	3,100	150,104
High Liner Foods Inc	8,000	66,664
Hudbay Minerals Inc	14,700	53,037
Knight Therapeutics Inc *	13,000	72,906
New Gold Inc *	104,600	105,007
Northland Power Inc	6,000	115,122
Northview Apartment REIT	4,200	91,364
Parex Resources Inc *	6,500	99,596
Points International Ltd *	6,100	66,917
Polaris Infrastructure Inc	14,900	148,679
Precision Drilling Corp *	30,100	34,534
Real Matters Inc *	11,000	91,663
Seven Generations Energy Ltd ‘A’ *	12,700	80,714
TFI International Inc	3,500	107,152
Trevali Mining Corp *	300,000	52,081

		3,035,136

China - 0.4%

Gemdale Properties & Investment Corp Ltd	999,886	111,022

Denmark - 2.6%

Alm Brand AS	11,512	90,461
D/S Norden AS	5,920	80,665
Pandora AS	2,700	108,353

	Shares	Value
Royal Unibrew AS	1,964	$161,814
Scandinavian Tobacco Group AS ~	6,500	76,055
SimCorp AS	1,200	105,394
Spar Nord Bank AS	11,086	99,856

		722,598

Egypt - 0.3%

Centamin PLC	60,081	93,009

Finland - 0.3%

Valmet OYJ	4,689	90,963

France - 4.0%

Akka Technologies	1,000	68,868
Alstom SA	4,159	172,280
Alten SA	900	102,749
Eiffage SA	2,087	216,350
Eutelsat Communications SA	4,464	83,040
IPSOS	2,941	83,779
Kaufman & Broad SA	2,448	97,507
Metropole Television SA	5,000	81,993
SPIE SA	5,500	110,056
Teleperformance	345	74,754

		1,091,376

Germany - 4.9%

AURELIUS Equity Opportunities SE & Co KGaA	1,700	70,213
Covestro AG ~	1,788	88,474
CTS Eventim AG & Co KGaA	1,385	78,029
Deutsche Pfandbriefbank AG ~	6,656	81,149
DIC Asset AG	9,941	127,234
Hamburger Hafen und Logistik AG	3,500	87,166
HOCHTIEF AG	1,346	153,391
LEG Immobilien AG	1,977	226,236
Salzgitter AG	2,345	39,387
Software AG	2,955	81,129
TAG Immobilien AG	6,804	155,272
Talanx AG	3,265	141,089

		1,328,769

Hong Kong - 0.7%

Dah Sing Financial Holdings Ltd	17,000	62,941
K Wah International Holdings Ltd	139,000	73,423
SmarTone Telecommunications Holdings Ltd	60,000	52,153

		188,517

Israel - 1.0%

AudioCodes Ltd	8,903	168,356
Gazit-Globe Ltd	11,368	114,838

		283,194

Italy - 2.5%

A2A SPA	109,319	200,619
Banca Farmafactoring SPA ~	14,898	77,640
Banca IFIS SPA	4,849	80,825
Enav SPA ~	18,000	101,627
ERG SPA	6,801	137,137
Unieuro SPA ~	6,000	76,690

		674,538

Japan - 23.7%

Aoyama Trading Co Ltd	4,500	78,539
Asahi Co Ltd	6,800	74,936
Asahi Diamond Industrial Co Ltd	14,000	80,330
Avex Inc	6,200	72,884
Capcom Co Ltd	4,000	106,462
Cawachi Ltd	4,000	77,297
Citizen Watch Co Ltd	15,500	76,043

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Daiho Corp	3,900	$103,378
DMG Mori Co Ltd	8,300	118,628
Financial Products Group Co Ltd	9,700	97,205
First-corp Inc	11,500	66,219
Foster Electric Co Ltd	6,600	112,327
Fudo Tetra Corp	5,200	58,487
Fukui Computer Holdings Inc	3,500	79,998
Furyu Corp	7,800	66,460
Glory Ltd	4,600	129,290
Kaken Pharmaceutical Co Ltd	1,700	79,061
Kito Corp	6,000	86,563
Look Holdings Inc	7,126	69,762
Marvelous Inc	10,100	78,070
Meidensha Corp	7,300	125,906
Meitec Corp	3,100	152,332
Mitsui E&S Holdings Co Ltd *	8,400	74,199
Mitsui Matsushima Holdings Co Ltd	7,800	87,097
Morinaga & Co Ltd	1,900	92,485
Nagase & Co Ltd	12,600	176,981
NichiiGakkan Co Ltd	7,332	120,334
Nihon Unisys Ltd	4,000	129,292
Nippon Carbon Co Ltd	1,900	67,629
Nippon Electric Glass Co Ltd	3,000	67,079
Nippon Piston Ring Co Ltd	8,100	95,026
NIPPON REIT Investment Corp	23	96,041
Nippon Thompson Co Ltd	21,125	88,728
Nippon Yakin Kogyo Co Ltd	5,450	110,218
Nissin Kogyo Co Ltd	6,300	88,722
Obara Group Inc	2,600	88,347
Optorun Co Ltd	2,100	60,186
OSJB Holdings Corp	34,900	79,786
PAL GROUP Holdings Co Ltd	2,500	77,409
Rengo Co Ltd	13,300	96,118
Restar Holdings Corp	3,200	52,072
Riken Vitamin Co Ltd	3,600	115,706
Roland DG Corp	3,600	66,786
Ryobi Ltd	5,600	94,310
Ryosan Co Ltd	2,600	66,358
Sangetsu Corp	4,500	85,007
Sankyu Inc	2,100	109,478
Seven Bank Ltd	32,300	88,735
Shin Nippon Biomedical Laboratories Ltd	9,500	58,989
Shinoken Group Co Ltd	10,600	94,320
Ship Healthcare Holdings Inc	4,400	187,591
Sinanen Holdings Co Ltd	3,900	66,260
Sojitz Corp	24,300	75,594
Sumitomo Mitsui Construction Co Ltd	16,000	84,309
Sumitomo Seika Chemicals Co Ltd	2,400	71,136
Tachi-S Co Ltd	6,500	79,207
Takara Leben Co Ltd	17,100	66,316
The Okinawa Electric Power Co Inc	8,706	137,133
TOA ROAD Corp	3,600	114,299
Toho Holdings Co Ltd	6,400	148,700
Toho Zinc Co Ltd	2,400	44,708
Tokyu Construction Co Ltd	10,200	78,369
Topy Industries Ltd	3,900	69,656
Tosei Corp	11,000	130,297
Towa Pharmaceutical Co Ltd	3,400	79,100
Toyo Construction Co Ltd	23,300	101,040
Toyota Boshoku Corp	5,200	73,135
Ube Industries Ltd	2,700	54,851
Unipres Corp	5,400	85,151
Unitika Ltd *	15,100	44,717
Yuasa Trading Co Ltd	6,100	174,618

		6,483,802

Jordan - 0.7%

Hikma Pharmaceuticals PLC	6,895	186,397

	Shares	Value

Netherlands - 4.6%

Aalberts NV	3,707	$146,801
ASM International NV	900	82,802
ASR Nederland NV	5,522	203,760
BE Semiconductor Industries NV	2,967	92,812
Boskalis Westminster	3,395	70,775
Flow Traders ~	2,526	66,132
Heijmans NV *	9,578	80,156
Intertrust NV ~	6,321	123,655
Koninklijke Volkerwessels NV	3,598	63,688
OCI NV *	2,341	55,214
SBM Offshore NV	8,057	133,614
Signify NV ~	4,956	136,204

		1,255,613

New Zealand - 0.5%

Air New Zealand Ltd	41,810	73,339
Z Energy Ltd	19,707	69,139

		142,478

Norway - 0.8%

Aker Solutions ASA *	17,817	48,022
Grieg Seafood ASA	6,000	73,444
Norwegian Finans Holding ASA *	11,374	95,983

		217,449

Singapore - 0.5%

First REIT	87,300	63,801
Hi-P International Ltd	74,600	61,075

		124,876

South Korea - 5.3%

Binggrae Co Ltd	1,300	63,362
Dong-A ST Co Ltd	1,141	80,109
Doosan Bobcat Inc	2,715	80,276
DY POWER Corp	5,883	48,524
Handsome Co Ltd	2,890	70,494
HDC Holdings Co Ltd	5,449	58,725
Huchems Fine Chemical Corp	5,565	99,559
Hyundai Wia Corp	1,746	74,355
INTOPS Co Ltd	4,467	47,231
JW Life Science Corp	3,537	62,766
Korea Petrochemical Ind Co Ltd	508	54,075
Korean Reinsurance Co	10,000	66,950
Kumho Petrochemical Co Ltd	1,276	76,302
LG Uplus Corp	10,894	124,132
Lotte Chilsung Beverage Co Ltd	500	57,823
Moorim P&P Co Ltd	15,847	59,372
Seegene Inc *	3,800	64,889
SFA Engineering Corp	3,509	123,866
SK Discovery Co Ltd	2,819	51,719
Value Added Technology Co Ltd	3,868	85,451

		1,449,980

Spain - 3.5%

Atlantica Yield PLC	5,882	141,697
Bankinter SA	17,756	112,046
Construcciones y Auxiliar de Ferrocarriles SA	3,310	150,263
Enagas SA	7,780	179,847
Faes Farma SA	25,208	128,717
Mediaset Espana Comunicacion SA	12,000	77,350
Sacyr SA	33,000	84,526
Talgo SA * ~	13,258	73,244

		947,690

Sweden - 4.9%

Betsson AB	11,489	55,605
Bilia AB ‘A’	8,874	70,435
Evolution Gaming Group AB ~	9,105	178,930

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Fastighets AB Balder ‘B’ *	2,925	$110,734
Hemfosa Fastigheter AB	16,931	171,434
ICA Gruppen AB	2,200	101,604
JM AB	3,500	89,434
NetEnt AB	20,268	62,488
Nyfosa AB *	16,931	115,235
Orexo AB *	9,000	48,933
Resurs Holding AB ~	12,000	71,101
SSAB AB ‘A’	32,965	91,656
Wihlborgs Fastigheter AB	10,910	177,292

		1,344,881

Switzerland - 6.0%

Adecco Group AG	1,809	100,106
Baloise Holding AG	875	156,778
Cembra Money Bank AG	1,439	149,964
Coca-Cola HBC AG	6,397	208,928
Forbo Holding AG	70	103,956
Julius Baer Group Ltd	2,500	110,727
Logitech International SA	3,770	153,203
PSP Swiss Property AG	1,738	220,660
Siegfried Holding AG	357	140,497
Sonova Holding AG	1,224	284,801

		1,629,620

United Kingdom - 12.7%

Aggreko PLC	8,555	87,392
Auto Trader Group PLC ~	22,698	142,263
Bellway PLC	5,355	220,144
Bovis Homes Group PLC	4,836	66,264
Charter Court Financial Services Group PLC ~	30,495	113,422
Dialog Semiconductor PLC *	4,028	190,770
Drax Group PLC	28,180	95,701
EI Group PLC *	62,035	214,485
Fevertree Drinks PLC	3,874	115,235
Gulf Keystone Petroleum Ltd	32,731	91,923
Hansteen Holdings PLC REIT	88,190	99,924
IMI PLC	4,605	54,356
Inchcape PLC	9,828	76,293
Intermediate Capital Group PLC	7,339	131,232
International Personal Finance PLC	31,062	42,317
J D Wetherspoon PLC	7,389	140,819
Keller Group PLC	13,168	91,537
Man Group PLC	29,607	63,564
Mitchells & Butlers PLC *	25,000	117,729
OneSavings Bank PLC	25,380	115,274
Paragon Banking Group PLC	20,981	124,416
Quilter PLC ~	50,000	83,706
Redrow PLC	14,506	110,165
Rightmove PLC	22,345	151,191
Safestore Holdings PLC REIT	15,000	123,292
Spirent Communications PLC	66,136	161,496
Stagecoach Group PLC	36,558	60,098
Tate & Lyle PLC	15,046	136,122
Vesuvius PLC	13,798	77,260
WH Smith PLC	6,648	162,444

		3,460,834

United States - 2.1%

Argonaut Gold Inc *	54,300	86,070
Caesarstone Ltd	4,800	79,728
CyberArk Software Ltd *	1,256	125,374
IMAX Corp *	5,077	111,440
Oxford Immunotec Global PLC *	5,000	83,150
Viemed Healthcare Inc *	13,500	93,135

		578,897

Total Common Stocks (Cost $26,193,351)		27,007,620

	Shares	Value

SHORT-TERM INVESTMENT - 0.4%

Money Market Fund - 0.4%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.870%	98,893	$98,893

Total Short-Term Investment (Cost $98,893)		98,893

TOTAL INVESTMENTS - 99.3% (Cost $26,292,244)		27,106,513

OTHER ASSETS & LIABILITIES, NET - 0.7%		200,851

NET ASSETS - 100.0%		$27,307,364

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	23.2%
Industrial	20.5%
Consumer, Cyclical	15.1%
Consumer, Non-Cyclical	13.6%
Basic Materials	6.7%
Technology	6.3%
Communications	5.5%
Energy	4.6%
Utilities	3.4%
Others (each less than 3.0%)	0.4%

99.3%
Other Assets & Liabilities, Net	0.7%

100.0%

(b)	As of September 30, 2019, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	23.7%
United Kingdom	12.7%
Canada	11.1%
Switzerland	6.0%
South Korea	5.3%
Sweden	4.9%
Germany	4.9%
Netherlands	4.6%
France	4.0%
Spain	3.5%
Australia	3.5%
Others (each less than 3.0%)	15.1%

99.3%
Other Assets & Liabilities, Net	0.7%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$946,466	$—	$946,466	$—
	Austria	151,589	—	151,589	—
	Belgium	467,926	—	467,926	—
	Canada	3,035,136	3,035,136	—	—
	China	111,022	—	111,022	—
	Denmark	722,598	175,911	546,687	—
	Egypt	93,009	—	93,009
	Finland	90,963	—	90,963	—
	France	1,091,376	—	1,091,376	—
	Germany	1,328,769	—	1,328,769	—
	Hong Kong	188,517	—	188,517	—
	Israel	283,194	168,356	114,838	—
	Italy	674,538	101,627	572,911	—
	Japan	6,483,802	—	6,483,802	—
	Jordan	186,397	—	186,397
	Netherlands	1,255,613	129,820	1,125,793	—
	New Zealand	142,478	—	142,478	—
	Norway	217,449	—	217,449	—
	Singapore	124,876	—	124,876	—
	South Korea	1,449,980	63,362	1,386,618	—
	Spain	947,690	291,960	655,730	—
	Sweden	1,344,881	177,723	1,167,158	—
	Switzerland	1,629,620	—	1,629,620	—
	United Kingdom	3,460,834	1,166,192	2,294,642	—
	United States	578,897	578,897	—	—

	Total Common Stocks	27,007,620	5,888,984	21,118,636	—

	Short-Term Investment	98,893	98,893	—	—

	Total	$27,106,513	$5,987,877	$21,118,636	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.9%

Argentina - 0.4%

YPF SA ADR	24,366	$225,386

Belgium - 1.3%

Ageas	13,610	754,475

Canada - 3.1%

ARC Resources Ltd	22,539	107,349
Barrick Gold Corp	46,073	797,066
Cameco Corp	15,658	148,751
Encana Corp	64,213	294,202
Kinross Gold Corp *	86,195	396,497
Tourmaline Oil Corp	11,879	117,548

		1,861,413

China - 4.6%

China Mobile Ltd	81,223	672,831
China Telecom Corp Ltd ‘H’	1,167,743	531,743
China Unicom Hong Kong Ltd	818,067	866,068
Dongfeng Motor Group Co Ltd ‘H’	744,191	707,065

		2,777,707

Denmark - 1.3%

AP Moller - Maersk AS ‘B’	618	698,608
The Drilling Co of 1972 AS *	1,233	69,102

		767,710

Finland - 1.0%

Nokia OYJ	119,813	605,094

France - 10.9%

BNP Paribas SA	20,588	1,000,928
Cie de Saint-Gobain	30,717	1,203,887
Engie SA	42,165	688,227
Renault SA	9,775	561,020
Rexel SA	59,109	632,211
Societe Generale SA	27,939	765,311
TOTAL SA	32,233	1,678,273

		6,529,857

Germany - 3.6%

CECONOMY AG *	35,795	193,590
Daimler AG	12,842	638,467
Deutsche Lufthansa AG	23,887	379,211
E.ON SE	30,769	299,156
METRO AG	12,207	192,583
RWE AG	12,439	388,752
Salzgitter AG	4,562	76,624

		2,168,383

India - 0.9%

Canara Bank *	99,228	255,709
NTPC Ltd	36,808	61,059
Zee Entertainment Enterprises Ltd	58,933	220,921

		537,689

Ireland - 0.8%

Bank of Ireland Group PLC	117,547	465,771

Italy - 6.3%

Assicurazioni Generali SPA	38,755	751,063
BPER Banca	77,552	299,635
Eni SPA	88,426	1,351,576

	Shares	Value
Saipem SPA *	98,657	$445,889
UniCredit SPA	79,856	941,266

		3,789,429

Japan - 29.5%

Benesse Holdings Inc	5,329	138,821
Canon Inc	15,538	415,520
Chiyoda Corp *	23,328	61,184
Citizen Watch Co Ltd	54,635	268,038
Dai-ichi Life Holdings Inc	39,749	604,300
DeNA Co Ltd	20,972	370,763
Eisai Co Ltd	3,913	199,904
Fuji Media Holdings Inc	11,300	146,002
Fujitsu Ltd	5,530	444,447
Gree Inc	49,892	227,606
Hitachi Metals Ltd	35,983	390,776
Honda Motor Co Ltd	49,748	1,302,624
Inpex Corp	78,350	722,056
JGC Holdings Corp	34,333	453,104
JSR Corp	41,747	672,158
Mitsubishi Estate Co Ltd	28,200	545,290
Mitsubishi Heavy Industries Ltd	14,322	562,975
Mitsubishi Motors Corp	34,500	150,516
Mitsubishi UFJ Financial Group Inc	222,612	1,133,732
Mizuho Financial Group Inc	433,582	666,309
Nikon Corp	28,039	351,759
Nippon Television Holdings Inc	21,934	282,317
Nissan Motor Co Ltd	68,300	426,421
Nitto Denko Corp	8,460	409,931
Nomura Holdings Inc	162,200	689,487
Resona Holdings Inc	156,100	671,721
Shimamura Co Ltd	6,910	548,982
Sumitomo Mitsui Financial Group Inc	29,190	1,003,030
Sumitomo Mitsui Trust Holdings Inc	17,052	617,485
T&D Holdings Inc	87,044	930,129
Takeda Pharmaceutical Co Ltd	26,462	908,062
THK Co Ltd	13,600	360,308
Yahoo Japan Corp	334,678	942,917

		17,618,674

Netherlands - 4.5%

ABN AMRO Bank NV	15,235	268,387
ING Groep NV	78,622	821,346
PostNL NV	104,517	231,639
Royal Dutch Shell PLC ‘B’	47,446	1,402,280

		2,723,652

Norway - 1.1%

Norsk Hydro ASA	180,312	634,910

Russia - 2.4%

Gazprom PJSC ADR	90,332	623,291
LUKOIL PJSC ADR	5,244	433,836
Sberbank of Russia PJSC ADR	26,084	368,893

		1,426,020

South Africa - 3.5%

Anglo American Platinum Ltd	3,953	238,310
Anglo American PLC	33,184	762,630
Gold Fields Ltd ADR	86,377	424,975
Impala Platinum Holdings Ltd *	56,214	353,733
MTN Group Ltd	46,924	298,567

		2,078,215

South Korea - 3.0%

KB Financial Group Inc	17,100	610,324
KT Corp ADR	57,305	648,120
Shinhan Financial Group Co Ltd	16,122	563,351

		1,821,795

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value
Spain - 1.2%

CaixaBank SA	275,785	$723,383

Switzerland - 5.9%

Adecco Group AG	16,242	898,797
Julius Baer Group Ltd	15,821	700,727
LafargeHolcim Ltd	17,047	839,458
UBS Group AG	94,854	1,077,014

		3,515,996

Taiwan - 1.1%

Innolux Corp	939,000	199,663
MediaTek Inc	12,643	150,423
Shin Kong Financial Holding Co Ltd *	975,394	295,149

		645,235

United Kingdom - 10.5%

Babcock International Group PLC	50,538	346,605
BP PLC	163,426	1,034,606
BT Group PLC	269,176	590,412
Centrica PLC	366,504	332,340
HSBC Holdings PLC	142,802	1,094,180
J Sainsbury PLC	213,683	576,599
Kingfisher PLC	206,448	524,661
Land Securities Group PLC REIT	30,621	322,500
Marks & Spencer Group PLC	138,845	314,478
Standard Chartered PLC	99,194	832,623
The British Land Co PLC REIT	45,728	328,956

		6,297,960

Total Common Stocks (Cost $60,989,675)		57,968,754

SHORT-TERM INVESTMENT - 2.2%

Money Market Fund - 2.2%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.870%	1,318,095	1,318,095

Total Short-Term Investment (Cost $1,318,095)		1,318,095

TOTAL INVESTMENTS - 99.1% (Cost $62,307,770)		59,286,849

OTHER ASSETS & LIABILITIES, NET - 0.9%		528,855

NET ASSETS - 100.0%		$59,815,704

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	33.6%
Energy	14.2%
Consumer, Cyclical	11.1%
Communications	9.7%
Basic Materials	8.9%
Industrial	8.0%
Consumer, Non-cyclical	5.4%
Technology	3.0%
Utilities	3.0%
Others (each less than 3.0%)	2.2%

99.1%
Other Assets & Liabilities, Net	0.9%

100.0%

(b)	As of September 30, 2019, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	29.5%
France	10.9%
United Kingdom	10.5%
Italy	6.3%
Switzerland	5.9%
China	4.6%
Netherlands	4.5%
Germany	3.6%
South Africa	3.5%
Canada	3.1%
South Korea	3.0%
Others (each less than 3.0%)	13.7%

99.1%
Other Assets & Liabilities, Net	0.9%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets	Common Stocks
	Argentina	$225,386	$225,386	$—	$—
	Belgium	754,475	—	754,475	—
	Canada	1,861,413	1,861,413	—	—
	China	2,777,707	—	2,777,707	—
	Denmark	767,710	—	767,710	—
	Finland	605,094	—	605,094	—
	France	6,529,857	—	6,529,857	—
	Germany	2,168,383	—	2,168,383	—
	India	537,689	—	537,689	—
	Ireland	465,771	—	465,771	—
	Italy	3,789,429	—	3,789,429	—
	Japan	17,618,674	—	17,618,674	—
	Netherlands	2,723,652	—	2,723,652	—
	Norway	634,910	—	634,910	—
	Russia	1,426,020	1,426,020	—	—
	South Africa	2,078,215	663,285	1,414,930	—
	South Korea	1,821,795	648,120	1,173,675	—
	Spain	723,383	—	723,383	—
	Switzerland	3,515,996	—	3,515,996	—
	Taiwan	645,235	—	645,235	—
	United Kingdom	6,297,960	—	6,297,960	—

	Total Common Stocks	57,968,754	4,824,224	53,144,530	—

	Short-Term Investment	1,318,095	1,318,095	—	—

	Total	$59,286,849	$6,142,319	$53,144,530	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF REAL ESTATE FUND

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%

Consumer, Cyclical - 1.6%

Hilton Worldwide Holdings Inc	13,406	$1,248,233

Financial - 94.8%

Alexandria Real Estate Equities Inc REIT	19,845	3,056,924
American Homes 4 Rent ‘A’ REIT	74,181	1,920,546
American Tower Corp REIT	3,210	709,827
Americold Realty Trust REIT	25,670	951,587
Apartment Investment & Management Co ‘A’ REIT	42,159	2,198,170
AvalonBay Communities Inc REIT	20,767	4,471,758
Boston Properties Inc REIT	16,320	2,116,051
Cousins Properties Inc REIT	48,059	1,806,538
Crown Castle International Corp REIT	3,450	479,584
CubeSmart REIT	36,856	1,286,274
Duke Realty Corp REIT	36,922	1,254,240
EPR Properties REIT	19,448	1,494,773
Equinix Inc REIT	8,850	5,104,680
Equity LifeStyle Properties Inc REIT	9,671	1,292,046
Equity Residential REIT	9,854	850,006
Essential Properties Realty Trust REIT	29,523	676,372
Essex Property Trust Inc REIT	9,886	3,229,262
Extra Space Storage Inc REIT	16,613	1,940,731
First Industrial Realty Trust Inc REIT	18,377	726,994
HCP Inc REIT	28,082	1,000,562
Healthcare Realty Trust Inc REIT	27,570	923,595
Healthcare Trust of America Inc ‘A’ REIT	90,477	2,658,214
Host Hotels & Resorts Inc REIT	69,907	1,208,692
Industrial Logistics Properties Trust REIT	406	8,628
Invitation Homes Inc REIT	127,363	3,771,218
Kilroy Realty Corp REIT	21,294	1,658,590
Physicians Realty Trust REIT	27,796	493,379
Prologis Inc REIT	65,495	5,581,484
Public Storage REIT	4,689	1,150,071
Regency Centers Corp REIT	38,021	2,642,079
Sabra Health Care REIT Inc	40,918	939,477
Simon Property Group Inc REIT	17,544	2,730,724
STORE Capital Corp REIT	65,769	2,460,418
Sun Communities Inc REIT	15,919	2,363,176
Sunstone Hotel Investors Inc REIT	65,145	895,092
Taubman Centers Inc REIT	11,683	477,017
Terreno Realty Corp REIT	26,554	1,356,644
VICI Properties Inc REIT	50,703	1,148,423
Welltower Inc REIT	47,067	4,266,624
Weyerhaeuser Co REIT	15,041	416,636

		73,717,106

	Shares	Value
Technology - 2.6%

InterXion Holding NV (Netherlands) *	24,471	$1,993,408

Total Common Stocks (Cost $58,665,466)		76,958,747

SHORT-TERM INVESTMENT - 0.1%

Money Market Fund - 0.1%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.870%	94,714	94,714

Total Short-Term Investment (Cost $94,714)		94,714

TOTAL INVESTMENTS - 99.1% (Cost $58,760,180)		77,053,461

OTHER ASSETS & LIABILITIES, NET - 0.9%		669,224

NET ASSETS - 100.0%		$77,722,685

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Fund’s composition by property sector as a percentage of net assets was as follows:

REITS-Apartments	21.2%
REITS-Diversified	13.7%
REITS-Health Care	13.2%
REITS-Office Property	11.1%
REITS-Warehouse/Industrial	11.1%
REITS-Storage	5.6%
REITS-Manufactured Homes	4.7%
REITS-Regional Malls	4.1%
REITS-Single Tenant	4.0%
REITS-Shopping Centers	3.4%
Others (each less than 3.0%)	6.9%

99.0%
Short-Term Investment	0.1%
Other Assets & Liabilities, Net	0.9%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$76,958,747	$76,958,747	$—	$—
	Short-Term Investment	94,714	94,714	—	—

	Total	$77,053,461	$77,053,461	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments

September 30, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 30.1%

Communications - 3.9%

AT&T Inc 3.253% (USD LIBOR + 0.950%) due 07/15/21 §	$800,000	$807,276
NBCUniversal Enterprise Inc 2.499% (USD LIBOR + 0.400%) due 04/01/21 § ~	815,000	816,844
Verizon Communications Inc 3.119% (USD LIBOR + 1.000%) due 03/16/22 §	809,000	821,460

		2,445,580

Consumer, Cyclical - 1.5%

BMW US Capital LLC (Germany)
2.676% (USD LIBOR + 0.500%) due 08/13/21 § ~	300,000	300,720
2.683% (USD LIBOR + 0.640%) due 04/06/22 § ~	195,000	195,809
Daimler Finance North America LLC (Germany) 2.957% (USD LIBOR + 0.670%) due 11/05/21 § ~	110,000	110,331
Toyota Motor Credit Corp 2.567% (USD LIBOR + 0.540%) due 01/08/21 §	295,000	296,377

		903,237

Consumer, Non-Cyclical - 2.9%

Anheuser-Busch InBev Finance Inc (Belgium) 3.513% (USD LIBOR + 1.260%) due 02/01/21 §	290,000	293,761
Bristol-Myers Squibb Co 2.548% (USD LIBOR + 0.380%) due 05/16/22 § ~	665,000	665,931
CVS Health Corp 2.822% (USD LIBOR + 0.720%) due 03/09/21 §	670,000	673,421
GlaxoSmithKline Capital PLC (United Kingdom) 2.525% (USD LIBOR + 0.350%) due 05/14/21 §	165,000	165,274

		1,798,387

Energy - 1.5%

BP Capital Markets PLC (United Kingdom) 2.382% (USD LIBOR + 0.250%) due 11/24/20 §	431,000	431,613
Enterprise Products Operating LLC 2.550% due 10/15/19	100,000	100,019
Phillips 66 3.053% (USD LIBOR + 0.750%) due 04/15/20 § ~	135,000	135,048
TransCanada PipeLines Ltd (Canada) 2.125% due 11/15/19	290,000	289,902

		956,582

Financial - 14.9%

ABN AMRO Bank NV (Netherlands) 2.702% (USD LIBOR + 0.570%) due 08/27/21 § ~	190,000	190,662
AIG Global Funding 1.950% due 10/18/19 ~	185,000	184,994
American Express Co 2.649% (USD LIBOR + 0.525%) due 05/17/21 §	810,000	812,346
Bank of America Corp 2.756% (USD LIBOR + 0.650%) due 06/25/22 §	830,000	833,149

	Principal Amount	Value
Capital One Financial Corp 3.052% (USD LIBOR + 0.950%) due 03/09/22 §	$665,000	$670,335
Citigroup Inc 3.236% (USD LIBOR + 0.960%) due 04/25/22 §	860,000	869,375
JPMorgan Chase & Co
2.652% (USD LIBOR + 0.550%) due 03/09/21 §	830,000	831,153
2.755% (USD LIBOR + 0.610%) due 06/18/22 §	55,000	55,186
Morgan Stanley 3.458% (USD LIBOR + 1.180%) due 01/20/22 §	840,000	848,306
New York Life Global Funding 2.780% (USD LIBOR + 0.440%) due 07/12/22 § ~	330,000	331,014
Royal Bank of Canada (Canada) 2.726% (USD LIBOR + 0.470%) due 04/29/22 §	465,000	466,089
The Goldman Sachs Group Inc 3.377% (USD LIBOR + 1.110%) due 04/26/22 §	810,000	817,135
The Toronto-Dominion Bank (Canada) 2.568% (USD LIBOR + 0.430%) due 06/11/21 §	295,000	296,150
US Bank NA 2.442% (USD LIBOR + 0.290%) due 05/21/21 §	320,000	320,256
Wells Fargo & Co 3.111% (USD LIBOR + 0.930%) due 02/11/22 §	865,000	870,477
Westpac Banking Corp (Australia) 3.191% (USD LIBOR + 0.850%) due 01/11/22 §	900,000	910,521

		9,307,148

Industrial - 3.2%

Caterpillar Financial Services Corp 2.382% (USD LIBOR + 0.280%) due 09/07/21 §	414,000	414,052
2.452% (USD LIBOR + 0.350%) due 12/07/20 §	345,000	345,679
Honeywell International Inc 2.557% (USD LIBOR + 0.370%) due 08/08/22 §	310,000	311,840
John Deere Capital Corp 2.502% (USD LIBOR + 0.400%) due 06/07/21 §	665,000	666,694
United Technologies Corp 2.818% (USD LIBOR + 0.650%) due 08/16/21 §	270,000	270,026

		2,008,291

Technology - 0.7%

International Business Machines Corp 2.576% (USD LIBOR + 0.400%) due 05/13/21 §	440,000	441,842

Utilities - 1.5%

Dominion Energy Gas Holdings LLC 2.719% (USD LIBOR + 0.600%) due 06/15/21 §	600,000	602,720
Florida Power & Light Co 2.639% (USD LIBOR + 0.400%) due 05/06/22 §	345,000	345,099

		947,819

Total Corporate Bonds & Notes (Cost $18,795,710)		18,808,886

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
ASSET-BACKED SECURITIES - 8.5%

Ally Auto Receivables Trust 2.350% due 06/15/22	$368,548	$369,325
Capital One Multi-Asset Execution Trust
2.438% (USD LIBOR + 0.410%) due 01/15/25 §	250,000	250,378
2.538% (USD LIBOR + 0.510%) due 09/16/24 §	405,000	407,821
2.658% (USD LIBOR + 0.630%) due 02/15/24 §	325,000	326,905
CARDS II Trust (Canada) 2.418% (USD LIBOR + 0.390%) due 05/15/24 § ~	150,000	150,236
Chase Issuance Trust
2.228% (USD LIBOR + 0.200%) due 04/17/23 §	248,000	248,266
2.578% (USD LIBOR + 0.550%) due 06/15/23 §	212,000	213,464
Citibank Credit Card Issuance Trust 2.532% (USD LIBOR + 0.490%) due 12/07/23 §	670,000	674,227
Evergreen Credit Card Trust (Canada) 2.508% (USD LIBOR + 0.480%) due 01/15/23 § ~	120,000	120,398
Ford Credit Auto Lease Trust 2.288% (USD LIBOR + 0.260%) due 02/15/22 §	350,000	349,873
Ford Credit Auto Owner Trust 2.268% (USD LIBOR + 0.240%) due 02/15/22 §	325,000	325,072
GM Financial Consumer Automobile Receivables Trust 1.970% due 05/16/22 ~	274,597	274,583
Navient Student Loan Trust 2.348% (USD LIBOR + 0.330%) due 12/27/67 § ~	64,613	64,562
Nissan Auto Receivables Owner Trust 2.820% due 01/18/22	145,000	145,592
USAA Auto Owner Trust 2.260% due 02/15/22	350,000	350,554
Verizon Owner Trust
2.060% due 04/20/22 ~	230,000	230,236
2.304% (USD LIBOR + 0.260%) due 09/20/22 § ~	376,000	376,006
World Omni Auto Receivables Trust 2.630% due 06/15/22	390,000	391,601

Total Asset-Backed Securities (Cost $5,264,010)		5,269,099

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 23.9%

Bundesrepublik Deutschland Bundesanleihe (Germany) 3.250% due 01/04/20 ~	EUR 3,500,000	$3,854,193
Canadian Government (Canada) 1.250% due 02/01/20	CAD 5,300,000	3,993,572
French Republic Government OAT (France) (0.564%) due 05/25/20 ~	EUR 2,900,000	3,173,639
United Kingdom Gilt (United Kingdom) 4.750% due 03/07/20 ~	GBP 3,100,000	3,880,206

Total Foreign Government Bonds & Notes (Cost $15,193,561)		14,901,610

	Shares
SHORT-TERM INVESTMENTS - 38.0%

Money Market Fund - 25.7%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.870%	16,078,598	16,078,598

	Principal Amount
U.S. Treasury Bills - 12.3%

1.725% due 06/18/20 ‡	$4,000,000	3,949,025
1.917% due 10/15/19	1,000,000	999,323
2.016% due 10/08/19	1,500,000	1,499,488
2.398% due 10/31/19	1,215,000	1,213,220

		7,661,056

Total Short-Term Investments (Cost $23,740,570)		23,739,654

TOTAL INVESTMENTS - 100.5% (Cost $62,993,851)		62,719,249

DERIVATIVES - (1.2%)		(768,073)

OTHER ASSETS & LIABILITIES, NET - 0.7%		470,690

NET ASSETS - 100.0%		$62,421,866

Notes to Schedule of Investments

(a)	As of September 30, 2019, the Fund’s composition as a percentage of net assets was as follows:

Short-Term Investments	38.0%
Corporate Bonds & Notes	30.1%
Foreign Government Bonds & Notes	23.9%
Asset-Backed Securities	8.5%

	100.5%
Derivatives	(1.2%	)
Other Assets & Liabilities, Net	0.7%

	100.0%

(b)	As of September 30, 2019, an investment with a value of $335,620 was fully or partially segregated with the broker(s)/custodian as collateral for forward foreign currency contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

(c)	Forward foreign currency contracts outstanding as of September 30, 2019 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	6,559,834	USD	4,452,119	10/19	CIT	$—	($21,751)
AUD	4,106,180	USD	2,865,744	10/19	GSC	—	(92,520)
AUD	728,769	USD	509,872	10/19	RBC	—	(17,678)
AUD	1,024,292	USD	714,495	10/19	SCB	—	(22,711)
AUD	4,111,972	USD	2,856,583	10/19	SSB	—	(79,447)
BRL	56,589,040	USD	14,204,840	10/19	GSC	—	(602,407)
BRL	2,428,495	USD	586,877	10/19	SSB	—	(3,134)
CAD	5,263,304	USD	3,980,079	10/19	CIT	—	(6,239)
CAD	2,100,781	USD	1,594,906	10/19	GSC	—	(8,798)
CAD	1,188,922	USD	912,366	10/19	RBC	—	(14,719)
CAD	1,727,372	USD	1,308,397	10/19	SSB	—	(4,216)
CHF	8,162,711	USD	8,307,234	10/19	CIT	—	(115,882)
CHF	5,019,478	USD	5,122,850	10/19	GSC	—	(85,760)
CHF	2,393,034	USD	2,432,534	10/19	SSB	—	(31,104)
CLP	348,667,181	USD	508,617	10/19	CIT	—	(30,270)
CLP	520,415,714	USD	759,531	10/19	GSC	—	(45,558)
COP	32,540,113,000	USD	9,622,413	10/19	BRC	—	(279,167)
CZK	33,055,029	USD	1,454,759	10/19	CIT	—	(57,694)
CZK	26,012,534	USD	1,115,164	10/19	GSC	—	(15,749)
CZK	38,774,644	USD	1,643,620	10/19	SSB	—	(4,817)
EUR	4,451,086	USD	4,957,467	10/19	CIT	—	(99,397)
EUR	5,271,520	USD	5,879,038	10/19	GSC	—	(125,517)
EUR	823,931	USD	922,198	10/19	SCB	—	(22,931)
EUR	3,417,327	USD	3,816,145	10/19	SSB	—	(86,356)
GBP	3,142,502	USD	3,925,118	10/19	CIT	—	(58,433)
GBP	2,302,271	USD	2,889,412	10/19	GSC	—	(56,588)
GBP	541,539	USD	681,586	10/19	RBC	—	(15,251)
GBP	580,880	USD	730,340	10/19	SCB	—	(15,598)
GBP	2,266,254	USD	2,832,087	10/19	SSB	—	(43,581)
HUF	761,533,213	USD	2,539,291	10/19	GSC	—	(57,895)
HUF	80,260,250	USD	277,958	10/19	SSB	—	(16,436)
JPY	1,537,900,000	USD	14,403,508	10/19	BRC	—	(162,872)
JPY	1,482,145,643	USD	13,773,983	10/19	CIT	—	(49,621)
JPY	65,744,332	USD	610,479	10/19	GSC	—	(1,700)
JPY	215,492,481	USD	1,995,188	10/19	SCB	228	—
JPY	1,102,637,015	USD	10,197,940	10/19	SSB	12,250	—
MXN	24,312,856	USD	1,242,226	10/19	CIT	—	(13,894)
MXN	43,898,563	USD	2,187,769	10/19	GSC	30,070	—
MXN	184,570,000	USD	9,412,227	10/19	JPM	—	(87,397)
MXN	28,106,277	USD	1,441,710	10/19	SSB	—	(21,727)
MYR	9,937,000	USD	2,379,550	10/19	BRC	—	(7,774)
NOK	42,584,769	USD	4,760,000	10/19	CIB	—	(77,636)
NOK	212,511,264	USD	24,411,939	10/19	CIT	—	(1,045,486)
NOK	33,485,208	USD	3,836,543	10/19	GSC	—	(154,712)
NOK	3,728,185	USD	437,011	10/19	RBC	—	(27,082)
NOK	84,154,578	USD	9,530,495	10/19	SSB	—	(277,366)
NZD	6,866,740	USD	4,369,290	10/19	CIT	—	(67,599)
NZD	2,580,705	USD	1,659,793	10/19	GSC	—	(43,102)
NZD	768,502	USD	513,446	10/19	RBC	—	(32,016)
NZD	7,298,118	USD	4,653,026	10/19	SSB	—	(81,097)
PLN	2,365,587	USD	622,690	10/19	CIT	—	(32,654)
PLN	5,315,335	USD	1,369,190	10/19	GSC	—	(43,413)
PLN	1,052,694	USD	277,019	10/19	SSB	—	(14,451)
SEK	41,542,402	USD	4,359,777	10/19	GSC	—	(134,733)
SEK	188,802,365	USD	19,673,951	10/19	SSB	—	(471,925)
TRY	6,397,008	USD	1,107,477	10/19	GSC	18,651	—
TRY	3,066,427	USD	537,592	10/19	SSB	2,221	—
USD	5,507,071	AUD	7,976,409	10/19	CIT	119,980	—
USD	4,653,507	AUD	6,865,867	10/19	GSC	16,451	—
USD	707,492	AUD	1,022,152	10/19	SCB	17,153	—
USD	6,461,713	AUD	9,443,586	10/19	SSB	83,723	—
USD	923,867	BRL	3,505,892	10/19	CIT	81,148	—
USD	2,757,784	BRL	10,584,374	10/19	GSC	213,594	—
USD	4,760,000	CAD	6,294,624	10/19	CIB	7,504	—
USD	8,310,561	CAD	10,934,472	10/19	CIT	54,940	—
USD	4,317,823	CAD	5,669,200	10/19	GSC	37,527	—
USD	13,697,694	CAD	18,040,000	10/19	MSC	77,337	—
USD	5,568,333	CAD	7,295,212	10/19	SSB	60,384	—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	12,675,844	CHF	12,427,764	10/19	CIT	$204,474	$—
USD	3,841,566	CHF	3,768,346	10/19	GSC	59,998	—
USD	662,276	CHF	651,954	10/19	SCB	8,035	—
USD	20,856,113	CHF	20,552,783	10/19	SSB	231,216	—
USD	1,234,132	CLP	869,075,811	10/19	GSC	41,821	—
USD	1,453,559	CZK	33,056,117	10/19	GSC	56,449	—
USD	20,231,775	EUR	18,013,619	10/19	CIT	571,085	—
USD	4,062,973	EUR	3,630,458	10/19	GSC	100,564	—
USD	2,425,105	EUR	2,190,000	10/19	JPM	34,863	—
USD	900,341	EUR	792,962	10/19	RBC	34,875	—
USD	2,282,402	GBP	1,857,767	10/19	CIT	—	(3,483)
USD	6,081,660	GBP	4,923,537	10/19	GSC	23,505	—
USD	585,346	GBP	481,010	10/19	SSB	—	(6,512)
USD	4,740,888	HUF	1,430,800,000	10/19	BRC	78,739	—
USD	1,888,161	HUF	545,300,941	10/19	CIT	111,341	—
USD	999,006	HUF	296,574,042	10/19	GSC	32,643	—
USD	547,690	HUF	167,647,829	10/19	SSB	1,423	—
USD	4,825,765	JPY	512,865,250	10/19	CIT	76,739	—
USD	8,197,544	JPY	880,978,046	10/19	GSC	39,869	—
USD	1,113,885	JPY	119,541,531	10/19	RBC	6,955	—
USD	717,746	JPY	77,363,008	10/19	SCB	1,381	—
USD	2,380,448	JPY	253,558,946	10/19	SSB	32,544	—
USD	549,107	KRW	658,927,988	10/19	SSB	—	(1,301)
USD	2,952,687	MXN	57,559,672	10/19	CIT	44,662	—
USD	5,365,964	MXN	105,184,137	10/19	GSC	51,860	—
USD	1,109,898	MXN	22,251,459	10/19	SSB	—	(14,288)
USD	3,047,301	NOK	26,057,387	10/19	CIT	182,189	—
USD	6,520,875	NOK	58,151,436	10/19	SSB	126,895	—
USD	9,576,528	NZD	14,905,000	10/19	CIB	239,243	—
USD	5,761,260	NZD	8,757,721	10/19	CIT	274,957	—
USD	2,702,302	NZD	4,121,183	10/19	GSC	120,574	—
USD	2,233,207	NZD	3,368,814	10/19	SCB	122,803	—
USD	4,155,814	NZD	6,279,126	10/19	SSB	222,236	—
USD	2,212,638	PLN	8,733,260	10/19	GSC	34,345	—
USD	6,426,937	SEK	61,793,121	10/19	CIT	142,306	—
USD	262,982	SEK	2,452,188	10/19	RBC	13,584	—
USD	724,052	SEK	6,773,069	10/19	SCB	35,201	—
USD	4,216,949	SEK	40,217,923	10/19	SSB	126,610	—
USD	9,666,286	THB	296,030,000	10/19	BRC	—	(15,593)
USD	655,376	ZAR	9,840,278	10/19	SSB	7,169	—
ZAR	18,118,067	USD	1,260,826	10/19	CIT	—	(67,338)
ZAR	2,466	USD	173	10/19	GSC	—	(11)

Total Forward Foreign Currency Contracts						$4,326,314	($5,094,387)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

		Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$18,808,886	$—	$18,808,886	$—
	Asset-Backed Securities	5,269,099	—	5,269,099	—
	Foreign Government Bonds & Notes	14,901,610	—	14,901,610	—
	Short-Term Investments	23,739,654	16,078,598	7,661,056	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	4,326,314	—	4,326,314	—

	Total Assets	67,045,563	16,078,598	50,966,965	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(5,094,387)	—	(5,094,387)	—

	Total Liabilities - Derivatives	(5,094,387)	—	(5,094,387)	—

	Total	$61,951,176	$16,078,598	$45,872,578	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-81 and A-82

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

September 30, 2019 (Unaudited)

Explanation of Symbols:

*	Non-income producing investments.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of September 30, 2019. For Senior Loan Notes, the rate shown may represent a weighted average interest rate. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Y	Issuer filed bankruptcy and/or is in default as of September 30, 2019.
¥	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
~

Securities are not registered under the Securities Act of 1933

(1933 Act) and these securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of September 30, 2019.
Ω	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the “Board”. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940.
»	Stapled Security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

Counterparty & Exchange Abbreviations:

ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
BSC	Banco Santander Central Hispano
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
EUX	Eurex Exchange
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SGN	Societe Generale
SSB	State Street Bank
UBS	UBS

Currency Abbreviations:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UAH	Ukrainian Hryvnia
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Payment Frequency Abbreviations:

A	Annual
L	Lunar
M	Monthly
Q	Quarterly
S	Semiannual
Z	At Maturity

Reference Rate Abbreviations:

ARS Deposit	Argentina Deposit Rate
ARS Reference	Argentina Reference Rate
AUD Bank Bill	Australian Dollar Bank Bill Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
US FED	United States Federal Reserve Bank Rate
US PRIME	United States Prime Rate
UST	United States Treasury Rate

Other Abbreviations:

ADR	American Depositary Receipt
CDI	Chess Depositary Interests
GDR	Global Depositary Receipt
IO	Interest Only
PIK	Payment In Kind
REIT	Real Estate Investment Trust

See Notes to Financial Statements

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms (Continued)

September 30, 2019 (Unaudited)

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The countries listed in the Schedules of Investments are based on country of risk.

The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2019 (Unaudited)

	PF Inflation Managed Fund	PF Managed Bond Fund	PF Short Duration Bond Fund	PF Emerging Markets Debt Fund	PF Developing Growth Fund	PF Growth Fund
ASSETS
Investments, at value (excluding derivatives)	$55,764,962	$693,994,530	$159,313,227	$60,814,883	$13,901,753	$176,059,548
Outstanding purchased options, at value	2,426	64,058	—	—	—	—
Cash	—	—	88,377	—	—	—
Cash (segregated for derivative instruments)	429,000	3,139,571	121,300	538,397	—	—
Foreign currency held, at value	34,210	2,042,696	3,450	170,329	—	—
Receivables:
Dividends and interest	111,844	3,625,957	984,252	816,086	862	53,576
Securities sold	19,916,714	224,647,076	1,255,698	67,861	170,096	—
Variation margin on futures contracts	49,011	507,543	—	—	—	—
Variation margin on swap contracts	41,877	1,534,562	—	—	—	—
Swap agreements	2,041	—	—	8,155	—	—
Due from adviser	4,046	37,740	11,614	9,230	2,191	10,526
Forward foreign currency contracts appreciation	37,460	1,590,444	—	249,748	—	—
Swap premiums paid	1,839	19,145	—	—	—	—
Swap agreements appreciation	4,274	540,557	—	—	—	—
Unfunded loan commitment appreciation	—	3	—	—	—	—
Prepaid expenses and other assets	—	6,320	4	—	—	294
Total Assets	76,399,704	931,750,202	161,777,922	62,674,689	14,074,902	176,123,944
LIABILITIES
Payables:
Fund shares redeemed	25,403	311,286	62,135	20,432	10,944	198,626
Securities purchased	27,289,680	377,238,101	3,380,144	10,489	179,346	—
Securities sold short, at value	—	7,636,921	—	—	—	—
Sale-buyback financing transactions	12,094,294	44,635,678	—	—	—	—
Due to custodian	7,797	209,733	—	203,885	—	—
Swap agreements	—	26,479	—	—	—	—
Variation margin on futures contracts	—	—	3,187	—	—	—
Variation margin on swap contracts	—	—	—	69,810	—	—
Due to brokers	—	790,000	—	—	—	—
Accrued advisory fees	12,270	165,340	52,154	39,263	7,280	81,151
Accrued administration fees	4,601	62,003	19,558	7,699	1,820	22,132
Accrued support service expenses	1,635	21,658	6,758	2,923	699	7,789
Accrued custodian fees and expenses	5,911	51,676	6,601	27,962	192	3,536
Accrued legal, audit and tax service fees	2,611	32,340	10,318	4,086	988	11,396
Accrued trustees’ fees and expenses and deferred compensation	2,790	16,344	2,641	140	2,348	4,502
Accrued foreign capital gains tax	—	—	—	1,101	—	—
Accrued other	8,186	66,034	23,621	17,127	5,018	19,581
Forward foreign currency contracts depreciation	32,076	1,144,602	—	339,325	—	—
Outstanding options written, at value	26,407	210,917	—	—	—	—
Swap premiums received	3,092	115,320	—	—	—	—
Swap agreements depreciation	2,526	—	—	—	—	—
Total Liabilities	39,519,279	432,734,432	3,567,117	744,242	208,635	348,713
NET ASSETS	$36,880,425	$499,015,770	$158,210,805	$61,930,447	$13,866,267	$175,775,231
NET ASSETS CONSIST OF:
Paid-in capital	$45,045,358	$480,279,840	$155,658,301	$70,164,688	$10,643,800	$78,450,924
Undistributed/accumulated earnings (deficit)	(8,164,933)	18,735,930	2,552,504	(8,234,241)	3,222,467	97,324,307
NET ASSETS	$36,880,425	$499,015,770	$158,210,805	$61,930,447	$13,866,267	$175,775,231
Class P Shares:
Shares of beneficial interest outstanding	4,018,997	44,621,933	15,586,903	6,686,097	777,829	5,993,492
Net Asset Value Per Share	$9.18	$11.18	$10.15	$9.26	$17.83	$29.33

Investments and repurchase agreements, at cost (excluding derivatives)	$54,609,182	$676,442,009	$157,590,416	$62,419,925	$11,975,469	$83,802,529
Outstanding purchased options, at cost	16,537	112,847	—	—	—	—
Foreign currency held, at cost	34,516	2,054,878	3,529	170,267	—	—
Proceeds from securities sold short	—	7,631,578	—	—	—	—
Premiums received from outstanding options written	84,544	241,904	—	—	—	—

See Notes to Financial Statements

B-1

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2019 (Unaudited)

	PF Large-Cap Value Fund	PF Mid-Cap Equity Fund	PF Multi-Asset Fund	PF Small-Cap Value Fund	PF Emerging Markets Fund	PF International Large-Cap Fund
ASSETS
Investments, at value (excluding derivatives)	$165,240,235	$10,312,078	$1,045,208,042	$66,170,923	$77,803,288	$55,030,603
Cash	—	—	865,200	760,740	212,343	520
Foreign currency held, at value	—	—	—	—	78,496	12,951
Receivables:
Dividends and interest	278,230	10,621	5,114,727	80,647	86,173	523,779
Securities sold	—	—	909,783	177,150	170,822	66,048
Due from adviser	9,573	1,769	44,912	4,832	26,370	12,061
Swap agreements appreciation	—	—	43,917,552	—	—	—
Prepaid expenses and other assets	1,547	—	2,873	—	1,177	215
Total Assets	165,529,585	10,324,468	1,096,063,089	67,194,292	78,378,669	55,646,177
LIABILITIES
Payables:
Fund shares redeemed	82,692	—	672,943	54,491	53,000	30,378
Securities purchased	—	—	1,538,398	178,339	8,569	25,031
Variation margin on futures contracts	—	—	125,470	—	—	—
Due to brokers	—	—	770,000	—	—	—
Accrued advisory fees	88,316	5,487	313,364	41,218	52,003	38,829
Accrued administration fees	20,381	1,266	134,299	8,244	9,751	6,852
Accrued support service expenses	7,162	424	46,462	2,864	3,517	2,438
Accrued custodian fees and expenses	3,740	1,852	21,970	1,616	109,110	42,445
Accrued legal, audit and tax service fees	11,295	719	67,795	4,388	6,637	3,864
Accrued trustees’ fees and expenses and deferred compensation	8,686	1,329	2,422	1,151	1,978	4,217
Accrued foreign capital gains tax	—	—	—	—	61,280	1,128
Accrued other (1)	17,923	4,528	81,051	10,295	23,119	18,205
Swap agreements depreciation	—	—	6,539,459	—	—	—
Total Liabilities	240,195	15,605	10,313,633	302,606	328,964	173,387
NET ASSETS	$165,289,390	$10,308,863	$1,085,749,456	$66,891,686	$78,049,705	$55,472,790
NET ASSETS CONSIST OF:
Paid-in capital	$79,664,321	$9,442,974	$1,023,542,762	$58,314,493	$33,884,019	$30,755,281
Undistributed/accumulated earnings (deficit)	85,625,069	865,889	62,206,694	8,577,193	44,165,686	24,717,509
NET ASSETS	$165,289,390	$10,308,863	$1,085,749,456	$66,891,686	$78,049,705	$55,472,790
Class P Shares:
Shares of beneficial interest outstanding	12,987,413	880,013	105,168,741	7,993,818	5,321,278	4,526,558
Net Asset Value Per Share	$12.73	$11.71	$10.32	$8.37	$14.67	$12.25

Investments, at cost (excluding derivatives)	$89,598,174	$9,179,856	$1,035,176,099	$61,279,670	$48,900,971	$34,911,336
Foreign currency held, at cost	—	—	—	—	78,834	13,008

(1)	Accrued other for the PF Mid-Cap Equity Fund includes $2,425 of accrued accounting fees.

See Notes to Financial Statements

B-2

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2019 (Unaudited)

	PF International Small-Cap Fund	PF International Value Fund	PF Real Estate Fund	PF Currency Strategies Fund
ASSETS
Investments, at value (excluding derivatives)	$27,106,513	$59,286,849	$77,053,461	$62,719,249
Cash	—	—	3,787	—
Cash (segregated for derivative instruments)	—	—	—	350,000
Foreign currency held, at value	43,189	118,822	—	2,925
Receivables:
Dividends and interest	250,096	618,932	215,063	219,669
Securities sold	—	324,046	649,683	—
Due from adviser	6,653	12,073	4,839	—
Forward foreign currency contracts appreciation	—	—	—	4,326,314
Accrued foreign capital gain tax	—	157	—	—
Prepaid expenses and other assets	—	680	53	—
Total Assets	27,406,451	60,361,559	77,926,886	67,618,157
LIABILITIES
Payables:
Fund shares redeemed	17,319	34,720	73,043	27,708
Securities purchased	—	394,817	56,319	—
Due to custodian	—	—	—	14,028
Accrued advisory fees	19,132	31,931	47,660	33,670
Accrued administration fees	3,376	7,369	9,532	7,770
Accrued support service expenses	1,219	2,624	3,371	3,011
Accrued custodian fees and expenses	41,022	51,255	670	4,192
Accrued legal, audit and tax service fees	2,207	4,232	4,773	4,052
Accrued trustees’ fees and expenses and deferred compensation	125	5,251	716	1,290
Accrued other (1)	14,687	13,656	8,117	6,183
Forward foreign currency contracts depreciation	—	—	—	5,094,387
Total Liabilities	99,087	545,855	204,201	5,196,291
NET ASSETS	$27,307,364	$59,815,704	$77,722,685	$62,421,866
NET ASSETS CONSIST OF:
Paid-in capital	$32,429,863	$62,806,547	$58,052,952	$63,096,644
Undistributed/accumulated earnings (deficit)	(5,122,499)	(2,990,843)	19,669,733	(674,778)
NET ASSETS	$27,307,364	$59,815,704	$77,722,685	$62,421,866
Class P Shares:
Shares of beneficial interest outstanding	2,885,409	8,030,753	5,703,192	6,734,130
Net Asset Value Per Share	$9.46	$7.45	$13.63	$9.27

Investments, at cost (excluding derivatives)	$26,292,244	$62,307,770	$58,760,180	$62,993,851
Foreign currency held, at cost	43,357	118,921	—	2,964

(1)	Accrued other for the PF International Small-Cap Fund includes $12,684 of accrued accounting fees.

See Notes to Financial Statements

B-3

PACIFIC FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2019 (Unaudited)

	PF Inflation Managed Fund	PF Managed Bond Fund	PF Short Duration Bond Fund	PF Emerging Markets Debt Fund	PF Developing Growth Fund	PF Growth Fund
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$3,523	$11,438	$13,648	$22,632	$9,336	$609,793
Interest, net of foreign taxes withheld	1,019,825	9,372,518	2,398,445	2,131,230	—	2,152
Total Investment Income	1,023,348	9,383,956	2,412,093	2,153,862	9,336	611,945

EXPENSES
Advisory fees	78,320	1,008,173	315,190	265,329	47,464	506,326
Administration fees	29,370	378,065	118,196	50,700	11,866	138,089
Support services expenses	3,400	42,941	13,423	6,001	1,366	15,644
Custodian fees and expenses	4,389	31,944	3,570	17,655	159	2,431
Shareholder report expenses	1,890	23,875	7,463	3,337	760	8,697
Transfer agency out-of-pocket expenses	1,471	18,584	5,810	2,597	591	6,771
Registration fees	21	245	77	36	8	91
Legal, audit and tax service fees	2,609	33,282	10,405	4,615	1,062	12,082
Trustees’ fees and expenses	1,015	12,797	4,000	1,701	407	4,665
Interest expense	120,360	342,842	—	—	—	—
Other (1)	7,358	61,296	23,275	18,399	5,776	11,013
Total Expenses	250,203	1,954,044	501,409	370,370	69,459	705,809
Advisory Fee Waiver	—	—	—	(6,760)	—	—
Adviser Expense Reimbursement	(22,153)	(224,965)	(68,023)	(54,341)	(10,130)	(61,394)
Net Expenses	228,050	1,729,079	433,386	309,269	59,329	644,415
NET INVESTMENT INCOME (LOSS)	795,298	7,654,877	1,978,707	1,844,593	(49,993)	(32,470)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions, net of foreign capital gains tax withheld	434,404	5,739,680	248,855	644,409	1,688,214	3,036,019
Closed short positions	—	(53,233)	—	—	—	—
Foreign currency transactions	(71,035)	197,012	(51)	(601,429)	—	(25)
Forward foreign currency contract transactions	353,959	1,782,863	1,839	(302,766)	—	—
Futures contract transactions	(495,407)	3,984,595	198,137	—	—	—
Purchased option transactions	158,035	(441,634)	—	—	—	—
Swap transactions	(122,085)	1,670,531	—	14,513	—	—
Written option transactions	(133,882)	696,807	—	—	—	—
Net Realized Gain (Loss)	123,989	13,576,621	448,780	(245,273)	1,688,214	3,035,994

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities, net of deferred foreign capital gains tax	680,706	12,237,838	1,095,348	(675,148)	(2,022,481)	11,176,387
Short positions	—	(5,343)	—	—	—	—
Foreign currencies	(8,456)	(21,160)	(49)	(3,434)	—	(78)
Forward foreign currency contracts	(40,037)	(700,821)	(1,839)	(31,163)	—	—
Futures contracts	139,038	(515,749)	(139,028)	—	—	—
Purchased options	(35,894)	(15,895)	—	—	—	—
Swaps	(81,190)	(3,538,007)	—	(29,505)	—	—
Written options	39,287	55,336	—	—	—	—
Unfunded loan commitments	—	3	—	—	—	—
Change in Net Unrealized Appreciation (Depreciation)	693,454	7,496,202	954,432	(739,250)	(2,022,481)	11,176,309
NET GAIN (LOSS)	817,443	21,072,823	1,403,212	(984,523)	(334,267)	14,212,303
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,612,741	$28,727,700	$3,381,919	$860,070	($384,260)	$14,179,833

Foreign taxes withheld on dividends and interest	$—	$10,191	$181	$27,054	$—	$1,822
Foreign capital gains tax withheld	—	—	—	15,727	—	—
Change in deferred foreign capital gains tax	—	—	—	(1,142)	—	—

(1)	Other expense for the PF Developing Growth Fund includes $4,395 of accounting fees.

See Notes to Financial Statements

B-4

PACIFIC FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2019 (Unaudited)

	PF Large-Cap Value Fund	PF Mid-Cap Equity Fund	PF Multi-Asset Fund	PF Small-Cap Value Fund	PF Emerging Markets Fund	PF International Large-Cap Fund
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$2,005,756	$72,849	$110,447	$557,378	$1,232,670	$957,474
Interest, net of foreign taxes withheld	—	—	15,844,726	—	—	353
Total Investment Income	2,005,756	72,849	15,955,173	557,378	1,232,670	957,827

EXPENSES
Advisory fees	551,228	32,983	1,940,693	257,718	406,883	243,160
Administration fees	127,207	7,611	831,725	51,544	76,290	42,910
Support services expenses	14,449	838	94,647	5,819	9,180	4,902
Custodian fees and expenses	2,496	578	15,461	1,020	82,911	29,229
Shareholder report expenses	8,034	467	52,622	3,236	5,103	2,726
Transfer agency out-of-pocket expenses	6,254	362	40,963	2,519	3,973	2,122
Registration fees	85	5	553	35	66	29
Legal, audit and tax service fees	11,156	651	72,877	4,483	6,694	3,785
Trustees’ fees and expenses	4,310	250	26,829	1,736	2,766	1,462
Other (1)	8,981	4,891	27,068	7,852	36,511	24,757
Total Expenses	734,200	48,636	3,103,438	335,962	630,377	355,082
Adviser Expense Reimbursement	(55,765)	(8,042)	(275,571)	(26,700)	(147,203)	(69,012)
Net Expenses	678,435	40,594	2,827,867	309,262	483,174	286,070
NET INVESTMENT INCOME (LOSS)	1,327,321	32,255	13,127,306	248,116	749,496	671,757

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions, net of foreign capital gains tax withheld	5,108,568	(231,637)	1,355,060	3,300,737	15,183,933	165,608
Foreign currency transactions	—	—	—	—	(112,351)	(7,900)
Futures contract transactions	—	—	1,000,069	—	—	—
Swap transactions	—	—	(5,641,495)	—	—	—
Net Realized Gain (Loss)	5,108,568	(231,637)	(3,286,366)	3,300,737	15,071,582	157,708

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities, net of deferred foreign capital gains tax	4,391,545	579,155	4,872,301	(2,246,943)	(16,565,838)	2,211,253
Foreign currencies	—	4	—	—	6,560	1,034
Futures contracts	—	—	126,605	—	—	—
Swaps	—	—	41,922,926	—	—	—
Change in Net Unrealized Appreciation (Depreciation)	4,391,545	579,159	46,921,832	(2,246,943)	(16,559,278)	2,212,287
NET GAIN (LOSS)	9,500,113	347,522	43,635,466	1,053,794	(1,487,696)	2,369,995
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,827,434	$379,777	$56,762,772	$1,301,910	($738,200)	$3,041,752

Foreign taxes withheld on dividends and interest	$25,383	$96	$29	$2,998	$137,671	$151,893
Foreign capital gains tax withheld	—	—	—	—	64,375	55,949
Change in deferred foreign capital gains tax	—	—	—	—	(178,762)	(125,777)

(1)	Other expense for the PF Mid-Cap Equity Fund includes $3,689 of accounting fees.

See Notes to Financial Statements

B-5

PACIFIC FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2019 (Unaudited)

	PF International Small-Cap Fund	PF International Value Fund	PF Real Estate Fund	PF Currency Strategies Fund
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$568,481	$1,751,193	$1,060,328	$177,568
Interest, net of foreign taxes withheld	—	—	—	357,675
Total Investment Income	568,481	1,751,193	1,060,328	535,243

EXPENSES
Advisory fees	124,808	201,861	354,327	184,523
Administration fees	22,025	46,583	59,055	42,582
Support services expenses	2,605	5,416	6,822	4,942
Custodian fees and expenses	25,319	29,556	542	3,079
Shareholder report expenses	1,448	3,011	3,793	2,747
Transfer agency out-of-pocket expenses	1,127	2,344	2,953	2,138
Registration fees	16	33	41	23
Legal, audit and tax service fees	1,992	4,158	5,256	4,030
Trustees’ fees and expenses	738	1,617	2,035	1,403
Other (1)	19,924	25,247	5,334	2,315
Total Expenses	200,002	319,826	440,158	247,782
Advisory Fee Waiver	—	—	(59,055)	—
Adviser Expense Reimbursement	(38,485)	(71,381)	(26,776)	—
Net Expenses	161,517	248,445	354,327	247,782
NET INVESTMENT INCOME (LOSS)	406,964	1,502,748	706,001	287,461

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions, net of foreign capital gains tax withheld	(239,424)	746,085	788,481	4,315
Foreign currency transactions	(3,986)	1,318	—	(407,335)
Forward foreign currency contract transactions	—	—	—	897,685
Net Realized Gain (Loss)	(243,410)	747,403	788,481	494,665

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities, net of deferred foreign capital gains tax	(544,510)	(2,777,508)	6,786,321	34,592
Foreign currencies	(1,818)	(5,918)	—	(1,000)
Forward foreign currency contracts	—	—	—	(1,025,818)
Change in Net Unrealized Appreciation (Depreciation)	(546,328)	(2,783,426)	6,786,321	(992,226)
NET GAIN (LOSS)	(789,738)	(2,036,023)	7,574,802	(497,561)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($382,774)	($533,275)	$8,280,803	($210,100)

Foreign taxes withheld on dividends and interest	$81,126	$192,979	$—	$654
Change in deferred foreign capital gain tax	—	(801)	—	—

(1)	Other expense for the PF International Small-Cap Fund includes $15,881 of accounting fees.

See Notes to Financial Statements

B-6

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Month Period Ended September 30, 2019 (1)	Year Ended March 31, 2019	Six-Month Period Ended September 30, 2019 (1)	Year Ended March 31, 2019	Six-Month Period Ended September 30, 2019 (1)	Year Ended March 31, 2019
	PF Inflation Managed Fund		PF Managed Bond Fund		PF Short Duration Bond Fund
OPERATIONS
Net investment income (loss)	$795,298	$1,247,551	$7,654,877	$15,817,298	$1,978,707	$3,249,065
Net realized gain (loss)	123,989	(495,056)	13,576,621	(9,185,832)	448,780	364,899
Change in net unrealized appreciation (depreciation)	693,454	488,741	7,496,202	7,631,064	954,432	1,401,355
Net Increase (Decrease) in Net Assets Resulting from Operations	1,612,741	1,241,236	28,727,700	14,262,530	3,381,919	5,015,319

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings - Class P	—	(2,002,797)	—	(15,588,848)	—	(2,654,646)
Net Decrease from Dividends and Distributions to Shareholders	—	(2,002,797)	—	(15,588,848)	—	(2,654,646)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	183,294	2,259,623	31,646,819	65,397,455	13,544,613	127,240,312
Dividends and distribution reinvestments - Class P	—	2,002,797	—	15,588,848	—	2,654,646
Cost of shares repurchased - Class P	(5,865,000)	(38,323,765)	(58,717,411)	(180,977,802)	(14,073,355)	(89,166,761)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(5,681,706)	(34,061,345)	(27,070,592)	(99,991,499)	(528,742)	40,728,197
NET INCREASE (DECREASE) IN NET ASSETS	(4,068,965)	(34,822,906)	1,657,108	(101,317,817)	2,853,177	43,088,870

NET ASSETS
Beginning of Year or Period	40,949,390	75,772,296	497,358,662	598,676,479	155,357,628	112,268,758
End of Year or Period	$36,880,425	$40,949,390	$499,015,770	$497,358,662	$158,210,805	$155,357,628

	PF Emerging Markets Debt Fund		PF Developing Growth Fund		PF Growth Fund
OPERATIONS
Net investment income (loss)	$1,844,593	$4,389,534	($49,993)	($65,948)	($32,470)	$13,415
Net realized gain (loss)	(245,273)	(3,589,948)	1,688,214	920,420	3,035,994	6,959,823
Change in net unrealized appreciation (depreciation)	(739,250)	(1,576,741)	(2,022,481)	1,206,745	11,176,309	19,702,601
Net Increase (Decrease) in Net Assets Resulting from Operations	860,070	(777,155)	(384,260)	2,061,217	14,179,833	26,675,839

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings - Class P	—	(1,235,277)	—	(95,677)	—	(10,767,593)
Net Decrease from Dividends and Distributions to Shareholders	—	(1,235,277)	—	(95,677)	—	(10,767,593)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	1,140,441	18,582,694	53,843	8,879,889	574,759	43,746,338
Dividends and distribution reinvestments - Class P	—	1,235,277	—	95,677	—	10,767,593
Cost of shares repurchased - Class P	(11,668,790)	(31,964,603)	(1,490,310)	(4,717,570)	(25,310,258)	(90,823,136)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(10,528,349)	(12,146,632)	(1,436,467)	4,257,996	(24,735,499)	(36,309,205)
NET INCREASE (DECREASE) IN NET ASSETS	(9,668,279)	(14,159,064)	(1,820,727)	6,223,536	(10,555,666)	(20,400,959)

NET ASSETS
Beginning of Year or Period	71,598,726	85,757,790	15,686,994	9,463,458	186,330,897	206,731,856
End of Year or Period	$61,930,447	$71,598,726	$13,866,267	$15,686,994	$175,775,231	$186,330,897

(1)	Unaudited.

See Notes to Financial Statements

B-7

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six-Month Period Ended September 30, 2019 (1)	Year Ended March 31, 2019	Six-Month Period Ended September 30, 2019 (1)	Year Ended March 31, 2019	Six-Month Period Ended September 30, 2019 (1)	Year Ended March 31, 2019
	PF Large-Cap Value Fund		PF Mid-Cap Equity Fund		PF Multi-Asset Fund
OPERATIONS
Net investment income (loss)	$1,327,321	$2,903,553	$32,255	$78,309	$13,127,306	$24,578,789
Net realized gain (loss)	5,108,568	12,044,515	(231,637)	9,353,760	(3,286,366)	(2,528,979)
Change in net unrealized appreciation (depreciation)	4,391,545	(6,152,759)	579,159	(7,615,837)	46,921,832	17,447,805
Net Increase (Decrease) in Net Assets Resulting from Operations	10,827,434	8,795,309	379,777	1,816,232	56,762,772	39,497,615

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings - Class P	—	(65,461,743)	—	(19,252)	—	(15,433,139)
Net Decrease from Dividends and Distributions to Shareholders	—	(65,461,743)	—	(19,252)	—	(15,433,139)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	571,124	96,163,101	—	10,035,915	3,541,114	601,760,853
Dividends and distribution reinvestments - Class P	—	65,461,743	—	19,252	—	15,433,139
Cost of shares repurchased - Class P	(17,155,086)	(88,855,637)	—	(33,232,671)	(110,968,622)	(238,144,754)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(16,583,962)	72,769,207	—	(23,177,504)	(107,427,508)	379,049,238
NET INCREASE (DECREASE) IN NET ASSETS	(5,756,528)	16,102,773	379,777	(21,380,524)	(50,664,736)	403,113,714

NET ASSETS
Beginning of Year or Period	171,045,918	154,943,145	9,929,086	31,309,610	1,136,414,192	733,300,478
End of Year or Period	$165,289,390	$171,045,918	$10,308,863	$9,929,086	$1,085,749,456	$1,136,414,192

	PF Small-Cap Value Fund		PF Emerging Markets Fund		PF International Large-Cap Fund
OPERATIONS
Net investment income (loss)	$248,116	$268,454	$749,496	$1,218,468	$671,757	$1,555,077
Net realized gain (loss)	3,300,737	8,893,312	15,071,582	10,877,865	157,708	36,177,793
Change in net unrealized appreciation (depreciation)	(2,246,943)	(11,477,373)	(16,559,278)	(19,711,594)	2,212,287	(36,938,400)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,301,910	(2,315,607)	(738,200)	(7,615,261)	3,041,752	794,470

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings - Class P	—	(16,428,676)	—	(15,394,527)	—	(24,018,845)
Net Decrease from Dividends and Distributions to Shareholders	—	(16,428,676)	—	(15,394,527)	—	(24,018,845)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	386,512	16,035,351	457,896	39,212,019	189,775	24,020,771
Dividends and distribution reinvestments - Class P	—	16,428,676	—	15,394,527	—	24,018,845
Cost of shares repurchased - Class P	(5,414,282)	(24,616,740)	(55,556,775)	(76,101,427)	(5,910,897)	(92,047,573)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(5,027,770)	7,847,287	(55,098,879)	(21,494,881)	(5,721,122)	(44,007,957)
NET INCREASE (DECREASE) IN NET ASSETS	(3,725,860)	(10,896,996)	(55,837,079)	(44,504,669)	(2,679,370)	(67,232,332)

NET ASSETS
Beginning of Year or Period	70,617,546	81,514,542	133,886,784	178,391,453	58,152,160	125,384,492
End of Year or Period	$66,891,686	$70,617,546	$78,049,705	$133,886,784	$55,472,790	$58,152,160

(1)	Unaudited.

See Notes to Financial Statements

B-8

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six-Month Period Ended September 30, 2019 (1)	Year Ended March 31, 2019	Six-Month Period Ended September 30, 2019 (1)	Year Ended March 31, 2019	Six-Month Period Ended September 30, 2019 (1)	Year Ended March 31, 2019
	PF International Small-Cap Fund		PF International Value Fund		PF Real Estate Fund
OPERATIONS
Net investment income (loss)	$406,964	$1,197,488	$1,502,748	$2,517,011	$706,001	$1,059,830
Net realized gain (loss)	(243,410)	(6,811,636)	747,403	5,364,607	788,481	4,602,459
Change in net unrealized appreciation (depreciation)	(546,328)	(6,345,071)	(2,783,426)	(16,069,439)	6,786,321	1,960,973
Net Increase (Decrease) in Net Assets Resulting from Operations	(382,774)	(11,959,219)	(533,275)	(8,187,821)	8,280,803	7,623,262

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings - Class P	—	(1,873,319)	—	(13,896,218)	—	(6,470,668)
Net Decrease from Dividends and Distributions to Shareholders	—	(1,873,319)	—	(13,896,218)	—	(6,470,668)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	206,697	13,122,384	342,608	23,359,226	253,340	51,075,260
Dividends and distribution reinvestments - Class P	—	1,873,319	—	13,896,218	—	6,470,668
Cost of shares repurchased - Class P	(4,450,227)	(59,045,777)	(4,949,958)	(93,840,625)	(12,524,081)	(18,505,117)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,243,530)	(44,050,074)	(4,607,350)	(56,585,181)	(12,270,741)	39,040,811
NET INCREASE (DECREASE) IN NET ASSETS	(4,626,304)	(57,882,612)	(5,140,625)	(78,669,220)	(3,989,938)	40,193,405

NET ASSETS
Beginning of Year or Period	31,933,668	89,816,280	64,956,329	143,625,549	81,712,623	41,519,218
End of Year or Period	$27,307,364	$31,933,668	$59,815,704	$64,956,329	$77,722,685	$81,712,623

	PF Currency Strategies Fund
OPERATIONS
Net investment income (loss)	$287,461	$432,920
Net realized gain (loss)	494,665	964,325
Change in net unrealized appreciation (depreciation)	(992,226)	(884,904)
Net Increase (Decrease) in Net Assets Resulting from Operations	(210,100)	512,341

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings - Class P	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	—

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	33,853,019	9,333,517
Dividends and distribution reinvestments - Class P	—	—
Cost of shares repurchased - Class P	(15,758,208)	(27,863,804)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	18,094,811	(18,530,287)
NET INCREASE (DECREASE) IN NET ASSETS	17,884,711	(18,017,946)

NET ASSETS
Beginning of Year or Period	44,537,155	62,555,101
End of Year or Period	$62,421,866	$44,537,155

(1)	Unaudited.

See Notes to Financial Statements

B-9

PACIFIC FUNDS

STATEMENT OF CASH FLOWS (1)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2019 (Unaudited)

PF Inflation Managed Fund
CASH FLOWS FROM OPERATING ACTIVITIES (2):
Net increase (decrease) in net assets from operations	$1,612,741
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of long-term securities	(58,935,896)
Proceeds from disposition of long-term securities	61,629,123
Proceeds (purchases) of short-term securities, net	91,328
Proceeds (purchases) from foreign currency transactions	(8,456)
(Increase) decrease in dividends and interest receivable	35,922
(Increase) decrease in receivable for securities sold	(2,917,215)
(Increase) decrease in receivable for swap agreements	(2,041)
(Increase) decrease in receivable due from adviser	1,396
(Increase) decrease in prepaid expenses and other assets	174
(Increase) decrease in variation margin on futures contracts	(36,962)
(Increase) decrease in variation margin on swap agreements	(37,038)
Increase (decrease) in swap premiums	840
Increase (decrease) in payable for securities purchased	14,949,966
Increase (decrease) in payable for due to custodian	7,797
Increase (decrease) in payable for swap agreements	(2,503)
Increase (decrease) in accrued advisory fees	(5,140)
Increase (decrease) in accrued administration fees	(1,928)
Increase (decrease) in accrued support services expenses	(1,154)
Increase (decrease) in accrued custodian fees and expenses	(493)
Increase (decrease) in accrued legal, audit and tax service fees	(4,330)
Increase (decrease) in accrued trustees’ fees and expenses and deferred compensation	71
Increase (decrease) in accrued other payable	(5,795)
Change in net unrealized (appreciation) depreciation on investment securities	(680,706)
Change in net unrealized (appreciation) depreciation on foreign currencies	8,456
Change in net unrealized (appreciation) depreciation on forward foreign currency contract	40,037
Change in net unrealized (appreciation) depreciation on purchased options	35,894
Change in net unrealized (appreciation) depreciation on swaps (3)	(1,580)
Change in net unrealized (appreciation) depreciation on written options	(39,287)
Net realized (gain) loss on investment security transactions	(434,404)
Net realized (gain) loss on foreign currency	40,965
Net realized (gain) loss on purchased options transactions	(158,035)
Net realized (gain) loss on written option transactions	133,882
Net amortization on investments	97,086
Net cash provided by (used in) operating activities	15,412,715

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	183,294
Payment of shares redeemed	(5,861,652)
Proceeds from sale-buyback financing transactions	409,803,984
Payment on sale-buyback financing transactions	(419,651,306)
Net cash provided by (used in) financing activities	(15,525,680)

NET INCREASE (DECREASE) IN CASH AND FOREIGN CURRENCY	(112,965)

CASH AND FOREIGN CURRENCY:
Beginning of Period	576,175
End of Period (4)	$463,210

(1)

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amounts shown in the Statement of Cash Flows are the amount included within the Statements of Assets and Liabilities and include cash and foreign currency, if any, but does not include any short-term investments. The PF Inflation Managed Fund has not met the exemption criteria under the Financial Accounting Standards Board Accounting Standards Codification Topic 230, Statement of Cash Flows, and therefore includes a Statement of Cash Flows. All other funds have met the exemption criteria.

(2)	Interest paid by the PF Inflation Managed Fund was $120,360.
(3)	Excludes centrally cleared swaps included in variation margin.
(4)	Includes cash (segregated for derivative instruments) of $429,000.

See Notes to Financial Statements

B-10

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Fund	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)		Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PF Inflation Managed Fund
4/1/2019 - 9/30/2019 (6)	$8.81	$0.18	$0.19	$0.37	$—	$—	$—	$9.18	1.28%	1.16	%(7)	4.06%	4.20%	$36,880	112%
4/1/2018 - 3/31/2019	8.88	0.16	0.05	0.21	(0.28)	—	(0.28)	8.81	1.15%	1.07%		1.86%	2.50%	40,949	126%
4/1/2017 - 3/31/2018	8.92	0.27	(0.19)	0.08	(0.12)	—	(0.12)	8.88	1.06%	0.94%		3.08%	0.87%	75,772	108%
4/1/2016 - 3/31/2017	8.73	0.29	(0.10)	0.19	—	—	—	8.92	0.98%	0.80%		3.35%	2.18%	13,130	194%
4/1/2015 - 3/31/2016	8.80	0.20	(0.27)	(0.07)	—	—	—	8.73	0.79%	0.64%		2.36%	(0.80%)	52,190	89%
4/1/2014 - 3/31/2015	8.84	0.06	0.15	0.21	(0.25)	—	(0.25)	8.80	0.68%	0.58%		0.68%	2.38%	126,154	139%
PF Managed Bond Fund
4/1/2019 - 9/30/2019 (6)	$10.56	$0.17	$0.45	$0.62	$—	$—	$—	$11.18	0.77%	0.69	%(7)	3.04%	5.77%	$499,016	271%
4/1/2018 - 3/31/2019	10.58	0.31	0.03	0.34	(0.36)	—	(0.36)	10.56	0.72%	0.63%		3.02%	3.43%	497,359	520%
4/1/2017 - 3/31/2018	10.67	0.29	0.05	0.34	(0.42)	(0.01)	(0.43)	10.58	0.64%	0.57%		2.63%	3.29%	598,676	364%
4/1/2016 - 3/31/2017	10.57	0.26	0.10	0.36	(0.15)	(0.11)	(0.26)	10.67	0.64%	0.56%		2.39%	3.42%	742,216	372%
4/1/2015 - 3/31/2016	11.06	0.28	(0.16)	0.12	(0.25)	(0.36)	(0.61)	10.57	0.64%	0.55%		2.58%	1.31%	421,377	370%
4/1/2014 - 3/31/2015	10.76	0.15	0.52	0.67	(0.17)	(0.20)	(0.37)	11.06	0.63%	0.55%		1.37%	6.32%	643,882	578%
PF Short Duration Bond Fund
4/1/2019 - 9/30/2019 (6)	$9.93	$0.13	$0.09	$0.22	$—	$—	$—	$10.15	0.64%	0.55%		2.51%	2.22%	$158,211	44%
4/1/2018 - 3/31/2019	9.79	0.23	0.07	0.30	(0.16)	—	(0.16)	9.93	0.64%	0.55%		2.34%	3.05%	155,358	164%
4/1/2017 - 3/31/2018	9.88	0.15	(0.09)	0.06	(0.15)	—	(0.15)	9.79	0.63%	0.55%		1.56%	0.65%	112,269	67%
4/1/2016 - 3/31/2017	9.84	0.12	0.01	0.13	(0.09)	—	(0.09)	9.88	0.68%	0.55%		1.16%	1.36%	167,639	233%
4/1/2015 - 3/31/2016	10.01	0.12	(0.09)	0.03	(0.20)	—	(0.20)	9.84	0.65%	0.55%		1.18%	0.35%	75,899	98%
4/1/2014 - 3/31/2015	10.05	0.11	(0.02)	0.09	(0.13)	—	(0.13)	10.01	0.64%	0.55%		1.11%	0.88%	213,334	60%
PF Emerging Markets Debt Fund
4/1/2019 - 9/30/2019 (6)	$9.17	$0.25	($0.16)	$0.09	$—	$—	$—	$9.26	1.10%	0.92%		5.46%	0.98%	$61,930	30%
4/1/2018 - 3/31/2019	9.37	0.47	(0.54)	(0.07)	(0.13)	—	(0.13)	9.17	1.09%	0.93%		5.37%	(0.61%)	71,599	60%
4/1/2017 - 3/31/2018	9.39	0.51	0.30	0.81	(0.83)	—	(0.83)	9.37	1.11%	0.94%		5.28%	8.76%	85,758	68%
4/1/2016 - 3/31/2017	9.14	0.72	0.58	1.30	(1.05)	—	(1.05)	9.39	1.10%	0.94%		7.58%	14.88%	42,614	75%
4/1/2015 - 3/31/2016	8.89	0.61	(0.35)	0.26	(0.01)	—	(0.01)	9.14	1.07%	0.94%		6.91%	2.93%	108,161	80%
4/1/2014 - 3/31/2015	9.69	0.50	(0.95)	(0.45)	(0.35)	—	(0.35)	8.89	1.08%	0.94%		5.20%	(4.73%)	162,011	105%
PF Developing Growth Fund
4/1/2019 - 9/30/2019 (6)	$18.43	($0.06)	($0.54)	($0.60)	$—	$—	$—	$17.83	0.88%	0.75%		(0.63%)	(3.20%)	$13,866	42%
4/1/2018 - 3/31/2019	14.84	(0.09)	3.80	3.71	—	(0.12)	(0.12)	18.43	0.87%	0.75%		(0.55%)	25.05%	15,687	127%
4/1/2017 - 3/31/2018	11.50	(0.06)	3.40	3.34	—	—	—	14.84	0.90%	0.75%		(0.45%)	29.04%	9,463	86%
4/1/2016 - 3/31/2017	9.80	(0.04)	1.74	1.70	—	—	—	11.50	0.90%	0.75%		(0.40%)	17.35%	8,805	123%
4/1/2015 - 3/31/2016	14.80	(0.07)	(3.18)	(3.25)	—	(1.75)	(1.75)	9.80	0.82%	0.75%		(0.51%)	(23.59%)	42,196	229%
4/1/2014 - 3/31/2015	15.54	(0.05)	1.20	1.15	—	(1.89)	(1.89)	14.80	0.82%	0.75%		(0.35%)	8.36%	83,731	264%
PF Growth Fund
4/1/2019 - 9/30/2019 (6)	$27.18	($0.01)	$2.16	$2.15	$—	$—	$—	$29.33	0.77%	0.70%		(0.04%)	7.91%	$175,775	5%
4/1/2018 - 3/31/2019	25.38	0.00 (8)	3.62	3.62	(0.01)	(1.81)	(1.82)	27.18	0.77%	0.70%		0.01%	14.99%	186,331	28%
4/1/2017 - 3/31/2018	20.94	0.04	5.33	5.37	(0.04)	(0.89)	(0.93)	25.38	0.76%	0.70%		0.16%	25.93%	206,732	34%
4/1/2016 - 3/31/2017	18.82	0.02	2.61	2.63	(0.02)	(0.49)	(0.51)	20.94	0.77%	0.70%		0.12%	14.25%	135,132	43%
4/1/2015 - 3/31/2016	19.30	0.02	0.43	0.45	(0.09)	(0.84)	(0.93)	18.82	0.76%	0.70%		0.11%	2.17%	122,698	35%
4/1/2014 - 3/31/2015	17.33	0.05	2.19	2.24	(0.13)	(0.14)	(0.27)	19.30	0.76%	0.70%		0.30%	12.96%	147,893	39%
PF Large-Cap Value Fund
4/1/2019 - 9/30/2019 (6)	$11.95	$0.10	$0.68	$0.78	$—	$—	$—	$12.73	0.87%	0.80%		1.56%	6.53%	$165,289	6%
4/1/2018 - 3/31/2019	17.14	0.24	0.46	0.70	(0.17)	(5.72)	(5.89)	11.95	0.86%	0.80%		1.55%	5.49%	171,046	43%
4/1/2017 - 3/31/2018	16.60	0.22	0.79	1.01	(0.23)	(0.24)	(0.47)	17.14	0.86%	0.80%		1.27%	6.01%	154,943	7%
4/1/2016 - 3/31/2017	14.78	0.22	2.11	2.33	(0.20)	(0.31)	(0.51)	16.60	0.86%	0.80%		1.40%	15.88%	433,551	21%
4/1/2015 - 3/31/2016	16.46	0.23	(0.43)	(0.20)	(0.22)	(1.26)	(1.48)	14.78	0.86%	0.80%		1.45%	(1.29%)	299,971	10%
4/1/2014 - 3/31/2015	16.71	0.23	1.36	1.59	(0.38)	(1.46)	(1.84)	16.46	0.86%	0.80%		1.37%	9.40%	344,403	13%

See Notes to Financial Statements	See explanation of references, if any, on B-13

B-11

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Fund	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PF Mid-Cap Equity Fund
4/1/2019 - 9/30/2019 (6)	$11.28	$0.04	$0.39	$0.43	$—	$—	$—	$11.71	0.96%	0.80%	0.64%	3.81%	$10,309	19%
4/1/2018 - 3/31/2019	10.73	0.06	0.51	0.57	(0.02)	—	(0.02)	11.28	0.93%	0.80%	0.56%	5.37%	9,929	119%
4/1/2017 - 3/31/2018	11.00	0.05	1.75	1.80	(0.04)	(2.03)	(2.07)	10.73	0.88%	0.80%	0.40%	16.31%	31,310	77%
4/1/2016 - 3/31/2017	10.63	0.05	2.43	2.48	(0.17)	(1.94)	(2.11)	11.00	0.89%	0.80%	0.45%	24.02%	66,011	101%
4/1/2015 - 3/31/2016	12.15	0.15	(0.59)	(0.44)	(0.12)	(0.96)	(1.08)	10.63	0.86%	0.80%	1.34%	(3.79%)	169,595	184%
4/1/2014 - 3/31/2015	12.84	0.05	0.80	0.85	(0.03)	(1.51)	(1.54)	12.15	0.86%	0.80%	0.40%	7.44%	218,141	172%
PF Multi-Asset Fund
4/1/2019 - 9/30/2019 (6)	$9.81	$0.12	$0.39	$0.51	$—	$—	$—	$10.32	0.56%	0.51%	2.37%	5.20%	$1,085,749	36%
4/1/2018 - 3/31/2019	9.42	0.21	0.31	0.52	(0.13)	—	(0.13)	9.81	0.56%	0.51%	2.21%	5.72%	1,136,414	75%
1/31/2018 - 3/31/2018	10.00	0.03	(0.61)	(0.58)	—	—	—	9.42	0.59%	0.51%	1.68%	(5.80%)	733,300	37%
PF Small-Cap Value Fund
4/1/2019 - 9/30/2019 (6)	$8.21	$0.03	$0.13	$0.16	$—	$—	$—	$8.37	0.98%	0.90%	0.72%	1.95%	$66,892	19%
4/1/2018 - 3/31/2019	11.22	0.04	(0.56)	(0.52)	(0.03)	(2.46)	(2.49)	8.21	0.97%	0.90%	0.35%	(4.23%)	70,618	56%
4/1/2017 - 3/31/2018	12.09	0.02	0.79	0.81	(0.02)	(1.66)	(1.68)	11.22	0.97%	0.90%	0.17%	6.54%	81,515	30%
4/1/2016 - 3/31/2017	10.14	0.01	2.44	2.45	(0.07)	(0.43)	(0.50)	12.09	0.98%	0.90%	0.12%	23.99%	118,590	49%
4/1/2015 - 3/31/2016	10.45	0.03	(0.27)	(0.24)	(0.01)	(0.06)	(0.07)	10.14	0.96%	0.90%	0.33%	(2.29%)	199,324	55%
4/1/2014 - 3/31/2015	13.55	0.07	1.17	1.24	(0.14)	(4.20)	(4.34)	10.45	0.96%	0.90%	0.55%	11.55%	145,801	140%
PF Emerging Markets Fund
4/1/2019 - 9/30/2019 (6)	$14.71	$0.11	($0.15)	($0.04)	$—	$—	$—	$14.67	1.24%	0.95%	1.47%	(0.27%)	$78,050	12%
4/1/2018 - 3/31/2019	17.30	0.13	(0.95)	(0.82)	(0.09)	(1.68)	(1.77)	14.71	1.16%	0.95%	0.84%	(3.61%)	133,887	46%
4/1/2017 - 3/31/2018	13.81	0.10	3.49	3.59	(0.10)	—	(0.10)	17.30	1.20%	0.95%	0.63%	25.93%	178,391	34%
4/1/2016 - 3/31/2017	12.09	0.08	1.71	1.79	(0.07)	—	(0.07)	13.81	1.20%	0.95%	0.64%	14.83%	200,620	69%
4/1/2015 - 3/31/2016	13.58	0.10	(1.47)	(1.37)	(0.12)	—	(0.12)	12.09	1.23%	0.95%	0.84%	(10.09%)	118,049	65%
4/1/2014 - 3/31/2015	14.75	0.12	(0.71)	(0.59)	(0.19)	(0.39)	(0.58)	13.58	1.23%	0.95%	0.81%	(4.15%)	138,242	40%
PF International Large-Cap Fund
4/1/2019 - 9/30/2019 (6)	$11.63	$0.14	$0.48	$0.62	$—	$—	$—	$12.25	1.24%	1.00%	2.35%	5.51%	$55,473	6%
4/1/2018 - 3/31/2019	20.85	0.41	(1.09)	(0.68)	(0.24)	(8.30)	(8.54)	11.63	1.19%	1.00%	2.32%	0.62%	58,152	41%
4/1/2017 - 3/31/2018	18.19	0.26	2.74	3.00	(0.34)	—	(0.34)	20.85	1.14%	1.00%	1.28%	16.54%	125,384	10%
4/1/2016 - 3/31/2017	16.69	0.25	1.58	1.83	(0.33)	—	(0.33)	18.19	1.13%	1.00%	1.46%	11.17%	176,670	16%
4/1/2015 - 3/31/2016	18.50	0.20	(1.85)	(1.65)	(0.16)	—	(0.16)	16.69	1.10%	1.00%	1.17%	(8.93%)	289,863	24%
4/1/2014 - 3/31/2015	18.46	0.29	0.01	0.30	(0.26)	—	(0.26)	18.50	1.10%	1.00%	1.56%	1.70%	220,898	41%
PF International Small-Cap Fund
4/1/2019 - 9/30/2019 (6)	$9.59	$0.13	($0.26)	($0.13)	$—	$—	$—	$9.46	1.36%	1.10%	2.77%	(1.36%)	$27,307	17%
4/1/2018 - 3/31/2019	11.24	0.17	(1.58)	(1.41)	(0.05)	(0.19)	(0.24)	9.59	1.18%	1.10%	1.61%	(12.54%)	31,934	50%
4/1/2017 - 3/31/2018	10.50	0.19	1.79	1.98	(0.29)	(0.95)	(1.24)	11.24	1.16%	1.10%	1.63%	19.24%	89,816	52%
4/1/2016 - 3/31/2017	10.27	0.21	1.10	1.31	(0.41)	(0.67)	(1.08)	10.50	1.18%	1.09%	2.07%	13.85%	42,798	53%
4/1/2015 - 3/31/2016	10.69	0.15	(0.12)	0.03	(0.32)	(0.13)	(0.45)	10.27	1.11%	1.08%	1.37%	0.22%	118,558	51%
1/14/2015 - 3/31/2015	10.00	0.03	0.66	0.69	—	—	—	10.69	1.24%	1.08%	1.34%	6.90%	127,493	8%
PF International Value Fund
4/1/2019 - 9/30/2019 (6)	$7.51	$0.18	($0.24)	($0.06)	$—	$—	$—	$7.45	1.03%	0.80%	4.84%	(0.80%)	$59,816	13%
4/1/2018 - 3/31/2019	10.17	0.28	(1.20)	(0.92)	(0.34)	(1.40)	(1.74)	7.51	0.98%	0.80%	2.99%	(8.51%)	64,956	54%
4/1/2017 - 3/31/2018	9.31	0.30	0.99	1.29	(0.43)	—	(0.43)	10.17	0.92%	0.80%	2.95%	14.01%	143,626	111%
4/1/2016 - 3/31/2017	8.35	0.21	1.03	1.24	(0.28)	—	(0.28)	9.31	0.90%	0.80%	2.43%	15.15%	174,630	67%
4/1/2015 - 3/31/2016	9.51	0.16	(1.19)	(1.03)	(0.13)	—	(0.13)	8.35	0.92%	0.80%	1.80%	(10.87%)	140,760	73%
4/1/2014 - 3/31/2015	10.33	0.22	(0.65)	(0.43)	(0.39)	—	(0.39)	9.51	0.91%	0.80%	2.19%	(4.07%)	142,653	87%
PF Real Estate Fund
4/1/2019 - 9/30/2019 (6)	$12.26	$0.11	$1.26	$1.37	$—	$—	$—	$13.63	1.12%	0.90%	1.79%	11.17%	$77,723	10%
4/1/2018 - 3/31/2019	11.86	0.28	1.75	2.03	(0.21)	(1.42)	(1.63)	12.26	1.12%	0.98%	2.31%	18.20%	81,713	104%
4/1/2017 - 3/31/2018	14.94	0.30	(0.75)	(0.45)	(0.22)	(2.41)	(2.63)	11.86	1.13%	1.05%	2.12%	(4.15%)	41,519	47%
4/1/2016 - 3/31/2017	15.99	0.16	(0.18)	(0.02)	(0.39)	(0.64)	(1.03)	14.94	1.12%	1.05%	1.01%	(0.14%)	39,038	27%
4/1/2015 - 3/31/2016	16.87	0.36	0.15	0.51	(0.23)	(1.16)	(1.39)	15.99	1.12%	1.05%	2.33%	3.61%	70,717	26%
4/1/2014 - 3/31/2015	14.19	0.22	3.11	3.33	(0.31)	(0.34)	(0.65)	16.87	1.11%	1.05%	1.41%	23.69%	49,486	34%

See Notes to Financial Statements	See explanation of references, if any, on B-13

B-12

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Fund	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PF Currency Strategies Fund
4/1/2019 - 9/30/2019 (6)	$9.20	$0.05	$0.02	$0.07	$—	$—	$—	$9.27	0.87%	0.87%	1.01%	0.76%	$62,422	27%
4/1/2018 - 3/31/2019	9.12	0.07	0.01	0.08	—	—	—	9.20	0.87%	0.87%	0.76%	0.88%	44,537	97%
4/1/2017 - 3/31/2018	9.49	(0.01)	(0.13)	(0.14)	(0.23)	—	(0.23)	9.12	0.88%	0.88%	(0.15%)	(1.32%)	62,555	0%
4/1/2016 - 3/31/2017	9.75	(0.06)	0.90	0.84	(1.10)	—	(1.10)	9.49	0.90%	0.90%	(0.62%)	8.95%	87,822	0%
4/1/2015 - 3/31/2016	9.92	(0.08)	0.11	0.03	(0.20)	—	(0.20)	9.75	0.86%	0.86%	(0.78%)	0.35%	127,251	82%
4/1/2014 - 3/31/2015	9.41	(0.07)	0.79	0.72	(0.21)	—	(0.21)	9.92	0.86%	0.86%	(0.76%)	7.69%	187,572	141%

(1)	For share classes that commenced operations after April 1, 2014, the first date reported represents the commencement date of operations for that share class.
(2)	Net investment income (loss) per share has been calculated using the average shares method.
(3)	The ratios are annualized for periods of less than one full year.
(4)	The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any.
(5)	The total returns include reinvestment of all dividends and capital gains distribution, if any. Total returns are not annualized for periods less than one full year.
(6)	Unaudited for the six-month period.
(7)	The annualized ratios of expenses, excluding interest expense, after expense reductions to average net assets for the six-month period ended September 30, 2019 are as follows:

Fund	Class P
PF Inflation Managed Fund	0.55%
PF Managed Bond Fund	0.55%

(8)	Reflects an amount rounding to less than $0.01 per share.

See Notes to Financial Statements

B-13

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

Pacific Funds Series Trust (which may be referred to as “Pacific Funds” or the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end, management investment company, and is organized as a Delaware statutory trust. Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. As of September 30, 2019, the Trust was comprised of thirty-four separate active funds, sixteen of which are presented in these financial statements (each individually a “Fund”, and collectively the “Funds”). All of the Funds listed in the table below (collectively known as the “PF Underlying Funds”) offer Class P shares only, which are sold at net asset value:

PF Underlying Funds

PF Inflation Managed Fund	PF Large-Cap Value Fund	PF International Small-Cap Fund

PF Managed Bond Fund	PF Mid-Cap Equity Fund (1)	PF International Value Fund

PF Short Duration Bond Fund	PF Multi-Asset Fund	PF Real Estate Fund

PF Emerging Markets Debt Fund	PF Small-Cap Value Fund	PF Currency Strategies Fund

PF Developing Growth Fund	PF Emerging Markets Fund

PF Growth Fund	PF International Large-Cap Fund

(1)	Class P shares of the PF Mid-Cap Equity are currently not available for investment by any fund of funds of the Trust.

Presently, only the following Fund of Funds, the Investment Adviser, and certain of its affiliates can invest in Class P shares of the PF Underlying Funds.

Fund of Funds (collectively, the “Portfolio Optimization Funds”)

Pacific FundsSM Portfolio Optimization Conservative	Pacific FundsSM Portfolio Optimization Growth

Pacific FundsSM Portfolio Optimization Moderate-Conservative	Pacific FundsSM Portfolio Optimization Aggressive-Growth

Pacific FundsSM Portfolio Optimization Moderate

There is a separate semi-annual report containing the financial statements for the Portfolio Optimization Funds, which is available without charge. For information on how to obtain the semi-annual report for these Funds, see the Where to Go for More Information section of this report on page D-6.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which that Fund invests. Facility fees and other fees (such as origination fees) received from floating rate senior loan notes purchased (see Note 4) by a Fund are amortized over the expected term of each applicable senior loan. Commitment fees received by a Fund relating to unfunded senior loan commitments are amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income. Litigation settlements on securities that were previously held are recorded as realized gains on investment securities.

B. DISTRIBUTIONS TO SHAREHOLDERS

Each Fund presented in these financial statements distributes all of its net investment income and realized capital gains, if any, to shareholders at least annually, although distributions could occur more often if advantageous to the applicable Fund and its shareholders. Dividends and distributions paid to shareholders are recorded on the ex-dividend date. Each Fund may utilize the consent dividend provision of Section 565 of the Internal Revenue Code to effectively distribute income and capital gains for tax purposes even though they are not actually paid by the Fund.

C-1

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

C. FOREIGN CURRENCY TRANSLATION

The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, which are denominated in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the Funds separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

D. ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES

Certain Trust expenses directly attributable to a particular Fund are charged to that Fund (such as fund-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs). Generally, other Trust expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.

E. OFFERING COSTS

A new Fund bears all costs (or the applicable pro-rata share if there is more than one new Fund) associated with the offering expenses of the Fund, including legal, printing, and support services (see Notes 6 and 7A). All such costs are amortized as an expense of the new Fund on a straight-line basis over twelve months from commencement of operations.

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy.

B. DETERMINATION OF NET ASSET VALUE (“NAV”)

Each Fund presented in these financial statements is divided into shares. The price per share of a Fund’s shares is called its NAV. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the SEC), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange as of the scheduled closing time of the NYSE and does not normally take into account trading, clearances or settlements that take place after the scheduled close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Trust generally uses the official closing price or the last reported sale price from the principal foreign exchanges, which may be earlier than the scheduled close of the NYSE. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the scheduled close of the NYSE. The Trust has retained an independent statistical analysis service

C-2

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures Contracts, Option Contracts, and Swap Agreements

Exchange traded futures contracts, option contracts, and swap agreements are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers. Exchange traded futures contracts, option contracts, and swap agreements for which no approved pricing services are available, are generally valued using the settlement price determined by the relevant exchange.

Over-the-Counter (“OTC”) Investments

OTC investments (including forward commitments, swap agreements and option contracts) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are valued using industry pricing models, broker quotes or other methodologies pursuant to the Trust’s Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy.

Investments in Mutual Funds

Fund investments in affiliated or unaffiliated mutual funds are valued at their respective published NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, last reported sale/trade prices, and benchmark, proxy, and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value, a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of the Trust’s Administrator (see Note 6), and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 -	Quoted prices (unadjusted) in active markets for identical investments

• Level 2 -	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 -	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material policy changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board (as described in Note 3C) and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. A summary of each Fund’s investments as of September 30, 2019, as categorized under the three-tier hierarchy of inputs, can be found in each Fund’s Schedule of Investments.

C-3

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

C-4

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Option Contracts

Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each Fund as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

4. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

C-5

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

LIBOR Phaseout Risk

The United Kingdom’s Financial Conduct Authority, which regulates London Interbank Overnight Rates (“LIBOR”), has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on any of the Funds or on financial instruments in which a Fund invests, as well as other unforeseen effects, could result in losses to a Fund.

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, price volatility, and liquidity risk, which may affect their value. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations, and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country, or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets. Risk may be more enhanced for investments in or exposure to investments in frontier market countries.

The Funds may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. The exact time frame for the implementation of Brexit is unknown and may change. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU, and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of the Funds’ investments.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk, frontier markets risk and geographic focus risk, among other risks.

C-6

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships, and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR, Secured Overnight Financing Rate, or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of September 30, 2019, no participation interest in Senior Loans was held by any of the Funds presented in these financial statements.

Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of September 30, 2019, the PF Managed Bond Fund had unfunded loan commitments of $1,804 (see details in the Notes to Schedules of Investments).

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust, or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

C-7

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies, or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis, including To Be Announced (“TBA”) securities. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis, including TBA securities. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Investment Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that the Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for the purposes of selling a security short may provide that the cash purchase price paid by a Fund is more than the value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement. Since in such a transaction, a Fund normally will have used the collateral received to settle the short sale, a Fund will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to the Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited, or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions see Note 5.

C-8

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Reverse Repurchase Agreements – Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security that it holds to a financial institution with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks Financing Transactions – Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Short Sales – Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

The use of proceeds received from selling short to purchase additional securities (long positions) results in leverage, which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a Fund’s volatility.

Segregation and Collateral

If a Fund engages in certain transactions, such as derivative investments, repurchase agreements, or repurchase-to-maturity transactions accounted for as secured borrowings, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/or the manager of the Fund. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts, and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

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(Unaudited)

Foreign Investments and Currency Risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues, and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions, and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin is deposited with a futures broker upon entering into futures contracts and can be funded with either cash or securities, in accordance with the initial margin requirements of the broker or the exchange. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

During the reporting period, the following Funds entered into futures contracts for the reasons described: the PF Inflation Managed and PF Managed Bond Funds used futures contracts to manage interest rate risk exposure, as a substitute for cash bond exposure, and for purposes of liquidity. The PF Short Duration Bond Fund entered into interest rate futures to manage duration and yield curve exposure. The PF Multi-Asset Fund entered into futures contracts to gain exposure to various markets, for purposes of hedging, and as part of the Fund’s investment strategy.

Option Contracts – An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying reference asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying reference asset at a specific price on or before a specified future date.

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A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

During the reporting period, the following Funds entered into option contracts for the reasons described: the PF Inflation Managed Fund purchased and wrote options on futures, currencies, bond indices, and swaps as a means of capitalizing on anticipated changes in market volatility and to generate income. The PF Managed Bond Fund purchased and wrote options and swaptions on futures, bond indices, currencies, and swaps and also purchased options on TBAs as a means of capitalizing on anticipated changes in market volatility and to generate income. The PF Managed Bond Fund held inflation floors, and the PF Inflation Managed Fund held inflation caps and floors, to hedge duration.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. The market value of a Forward Contract fluctuates with changes in foreign currency rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

During the reporting period, the following Funds entered into forward foreign currency contracts for the reasons described: the PF Inflation Managed and PF Managed Bond Funds purchased and sold forward contracts in connection with settling planned purchases or sales of investments, to hedge and manage the currency exposure associated with some or all of the Funds’ investments, to manage interest rate risk and yield curve exposures, and as part of the investment strategy of these Funds. The PF Short Duration Bond Fund entered into Forward Contracts in order to decrease currency exposure. The PF Emerging Markets Debt Fund entered into Forward Contracts to gain exposure to various markets, for purposes of hedging, and as part of the Fund’s investment strategy. The PF Currency Strategies Fund purchased and sold non-deliverable Forward Contracts to gain or increase exposure to various currencies (both long and short positions), for hedging purposes to protect the Funds’ returns against adverse currency movements, and as a part of the investment strategies of these Funds.

Swap Agreements – Swap agreements are bilaterally negotiated agreements between the Funds and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or are executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Interest Rate Swaps – Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest

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(Unaudited)

rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

During the reporting period, the following Funds entered into interest rate swap agreements for the reasons described: the PF Inflation Managed and PF Managed Bond Funds entered into interest rate swaps to manage nominal or real interest rate risk in various global markets, and as a substitute for cash bond exposure. The PF Emerging Markets Debt Fund entered into interest rate swaps to gain exposure to various markets, for purposes of hedging, and as part of the Fund’s investment strategy.

Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

As a seller of protection, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to the Fund because, in addition to the total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate and sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

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(Unaudited)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap agreements is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2019 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

During the reporting period, the following Funds entered into credit default swap agreements for the reasons described: the PF Inflation Managed and PF Managed Bond Funds purchased credit protection through credit default swaps to reduce credit exposure to individual issuers, reduce broad credit risk, and to benefit from price differences between the credit default swap and cash bonds markets. The PF Managed Bond Fund also entered into credit default swaps and credit default swaps on credit indices to obtain exposure to the credit risk of individual securities or to the broader investment grade, high yield, emerging market, mortgage, or other asset classes.

Total Return Swaps – A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

During the reporting period, the following Funds entered into total return swap agreements for the reasons described: the PF Multi-Asset Fund entered into total return swaps to gain exposure to various markets, for purposes of hedging, and as part of the Fund’s investment strategy.

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The following is a summary of the location of fair value amounts of derivative investments, if any, disclosed in the Trust’s Statements of Assets and Liabilities. An exchange traded investment’s value reflects the cumulative value. Only the current day’s variation margin is reported on the Statements of Assets and Liabilities.

Location on the Statements of Assets and Liabilities
Derivative Investments Risk Type	Asset Derivative Investments	Liability Derivative Investments
Credit contracts	Outstanding purchased options, at value	Outstanding options written, at value
Equity contracts	Receivable: Variation margin on futures contracts	Payable: Variation margin on futures contracts
Interest rate contracts	Receivable: Variation margin on swap contracts	Payable: Variation margin on swap contracts
	Swap premiums paid	Swap premiums received
	Swap agreements appreciation	Swap agreements depreciation
Foreign currency contracts	Outstanding purchased options, at value	Outstanding options written, at value
	Receivable: Variation margin on futures contracts	Payable: Variation margin on futures contracts
	Receivable: Variation margin on swap contracts	Payable: Variation margin on swap contracts
	Swap premiums paid	Swap premiums received
	Swap agreements appreciation	Swap agreements depreciation
	Forward foreign currency contracts appreciation	Forward foreign currency contracts depreciation

The following is a summary of fair values of derivative investments disclosed in the Trust’s Statements of Assets and Liabilities, categorized by primary risk exposure as of September 30, 2019:

	Asset Derivative Investments Value
Fund	Total Value at September 30, 2019	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
PF Inflation Managed	$289,026	$5,181	$—	$37,460	$246,385
PF Managed Bond	4,743,746	142,351	—	1,617,242	2,984,153
PF Short Duration Bond	36,506	—	—	—	36,506
PF Emerging Markets Debt	268,876	—	—	249,748	19,128
PF Multi-Asset	44,030,947	—	44,030,947	—	—
PF Currency Strategies	4,326,314	—	—	4,326,314	—

	Liability Derivative Investments Value
Fund	Total Value at September 30, 2019	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
PF Inflation Managed	($344,603)	($6,875)	$—	($32,076)	($305,652)
PF Managed Bond	(10,808,723)	(45,232)	—	(1,457,003)	(9,306,488)
PF Short Duration Bond	(98,148)	—	—		(98,148)
PF Emerging Markets Debt	(405,540)	—	—	(339,325)	(66,215)
PF Multi-Asset	(6,539,459)	—	(6,539,459)	—	—
PF Currency Strategies	(5,094,387)	—	—	(5,094,387)	—

The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments, if any, disclosed in the Trust’s Statements of Operations:

Derivative Investments Risk Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Credit contracts	Net realized gain (loss) on futures contract transactions
Equity contracts	Net realized gain (loss) on purchased option transactions
Interest rate contracts	Net realized gain (loss) on swap transactions Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on purchased options
Change in net unrealized appreciation (depreciation) on swaps Change in net unrealized appreciation (depreciation) on written options
Foreign currency contracts	Net realized gain (loss) on forward foreign currency contract transactions
Net realized gain (loss) on futures contract transactions
Net realized gain (loss) on purchased option transactions Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on forward foreign currency contracts
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on purchased options
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options

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(Unaudited)

The following is a summary of each Fund’s net realized gain and/or loss and change in net unrealized appreciation and/or depreciation on derivative investments recognized in the Trust’s Statements of Operations categorized by primary risk exposure for the period ended September 30, 2019:

	Realized Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Fund	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
PF Inflation Managed	($239,380)	($13,465)	$—	$353,959	($579,874)
PF Managed Bond	7,693,162	235,477	—	1,392,698	6,064,987
PF Short Duration Bond	199,976	—	—	1,839	198,137
PF Emerging Markets Debt	(288,253)	—	—	(302,766)	14,513
PF Multi-Asset	(4,641,426)	—	(4,641,426)	—	—
PF Currency Strategies	897,685	—	—	897,685	—

	Change in Net Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statements of Operations
Fund	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
PF Inflation Managed	$21,204	($741)	$—	($40,037)	$61,982
PF Managed Bond	(4,715,136)	27,985	—	(955,198)	(3,787,923)
PF Short Duration Bond	(140,867)	—	—	(1,839)	(139,028)
PF Emerging Markets Debt	(60,668)	—	—	(31,163)	(29,505)
PF Multi-Asset	42,049,531	—	42,049,531	—	—
PF Currency Strategies	(1,025,818)	—	—	(1,025,818)	—

For financial reporting purposes, the Trust does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

The following is a summary of the average number of positions and values of derivative investments by derivative type for the period ended September 30, 2019:

	Average Positions and Values of Derivative Investments by Derivative Type
	Futures Contracts		Forward Contracts		Options Contracts		Swap Agreements
Fund	Number of Positions	Value	Number of Positions	Value	Number of Positions	Value	Number of Positions	Value
PF Inflation Managed	13	($70,538)	37	($1,567)	31	($16,092)	54	($64,798)
PF Managed Bond	35	160,789	76	414,487	98	(138,605)	64	(3,022,186)
PF Short Duration Bond	4	52,379	2	613	—	—	—	—
PF Emerging Markets Debt	—	—	123	18,314	—	—	5	(4,323)
PF Multi-Asset	3	(127,137)	—	—	—	—	38	24,256,612
PF Currency Strategies	—	—	83	(194,435)	—	—	—	—

The table shown above and the amounts of net realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments as disclosed in the Statements of Operations serve as indicators of volume of derivative activity for each applicable Fund for the period ended September 30, 2019.

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

C-15

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

The following is a summary of financial and derivative instruments that are subject to enforceable master agreements with netting arrangements (or similar arrangements) and collateral received and pledged in connection with the master agreements with netting arrangements (or similar arrangements) as of September 30, 2019:

	Gross Amounts Presented in the Statements of Assets and Liabilities		Gross Amounts Not Offset in Statements of Assets and Liabilities					Gross Amounts Presented in the Statements of Assets and Liabilities			Gross Amounts Not Offset in Statements of Assets and Liabilities
Description		Financial Instruments		Collateral Received		Net Amount				Financial Instruments		Collateral Pledged		Net Amount
	Assets							Liabilities

PF Inflation Managed
Forward foreign currency contracts	$37,460		($24,358)		$—		$13,102		($32,076)		$24,358		$—		($7,718)
Option contracts	198		(198)		—		—		(7,210)		198		—		(7,012)
Swap agreements	4,274		—		—		4,274		(2,526)		—		—		(2,526)
Sale-buyback financing transactions									(12,094,294)		11,912,531		—		(181,763)

PF Managed Bond
Forward foreign currency contracts	1,590,444		(673,011)		—		917,433		(1,144,602)		673,011		279,391		(192,200)
Option contracts	2,873		—		—		2,873		(33,729)		—		—		(33,729)
Swap agreements	540,557		—		(314,646)		225,911		—		—		—		—
Sale-buyback financing transactions									(44,635,678)		44,484,357		151,321		—

PF Emerging Markets Debt
Forward foreign currency contracts	249,748		(186,661)		—		63,087		(339,325)		186,661		35,000		(117,664)

PF Multi-Asset
Swap agreements	43,917,552		(6,539,459)		(35,026,350)		2,351,743		(6,539,459)		6,539,459		—		—

PF Currency Strategies
Forward foreign currency contracts	4,326,314		(3,762,225)		—		564,089		(5,094,387)		3,762,225		685,620		(646,542)

During the reporting period, certain Funds may have had investments in repurchase agreements. The gross value and related collateral received for these investments, if any, are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral, if any, held by each applicable Fund presented in these financial statements, exceeded the value of the repurchase agreements as of September 30, 2019.

6. INVESTMENT ADVISORY, ADMINISTRATION AND SHAREHOLDER SERVICES, SUPPORT SERVICES, AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”) serves as Investment Adviser to each Fund of the Trust. PLFA manages the PF Multi-Asset Fund. PLFA receives investment advisory fees from each Fund which are based on annual percentages of the average daily net assets of each Fund. Pursuant to Sub-Advisory Agreements, the Trust and PLFA engage various investment management firms under PLFA’s supervision to sub-advise certain PF Underlying Funds presented in these financial statements. PLFA, as Investment Adviser of the Trust, pays related management fees to these sub-advisers as compensation for their sub-advisory services provided to the Trust. As of September 30, 2019, the investment advisory fees that PLFA receives from each Fund presented in these financial statements based upon an annual percentage of the average daily net assets of each Fund, and the sub-adviser of each Fund, are as follows:

Fund	Advisory Fees	Advisory Fee Waiver through July 31, 2020	Sub-Adviser(s)
PF Inflation Managed	0.40%		Pacific Investment Management Company LLC
PF Managed Bond	0.40%		Pacific Investment Management Company LLC and Western Asset Management Company, LLC (co-sub-advisors)
PF Short Duration Bond	0.40%		T. Rowe Price Associates, Inc.
PF Emerging Markets Debt	0.785%	0.02%	Ashmore Investment Management Limited
PF Developing Growth	0.60%		Lord, Abbett & Co. LLC
PF Growth	0.55%		MFS Investment Management
PF Large-Cap Value	0.65%		ClearBridge Investments, LLC

C-16

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Fund	Advisory Fees	Advisory Fee Waiver through July 31, 2020	Sub-Adviser(s)
PF Mid-Cap Equity	0.65%		Rothschild & Co Asset Management US Inc.
PF Multi-Asset	0.35%
PF Small-Cap Value	0.75%		AllianceBernstein L.P.
PF Emerging Markets	0.80%		Invesco Advisers, Inc
PF International Large-Cap	0.85%		MFS Investment Management
PF International Small-Cap	0.85%		QS Investors, LLC
PF International Value	0.65%		Wellington Management Company LLP
PF Real Estate	0.90%	0.15%	Principal Real Estate Investors LLC
PF Currency Strategies	0.65%		UBS Asset Management (Americas) Inc. and (effective May 1, 2019) Neuberger Berman Investment Advisers LLC (co-sub-advisers)

Pursuant to an Administration and Shareholder Services Agreement (the “Administration Agreement”), Pacific Life serves as administrator (the “Administrator”) to the Trust. The Trust paid the Administrator an administration fee at an annual rate of 0.15% for each of the PF Underlying Funds. The administration fee is for procuring or providing administrative, transfer agency, and shareholder services. In addition, Pacific Life and PLFA provide support services to the Trust that are outside the scope of the Administrator’s and Investment Adviser’s responsibilities under the Administration Agreement and Investment Advisory Agreement. Under the Support Services Agreement, the Trust compensates Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, some of which include the time spent by legal, accounting, and compliance personnel of Pacific Life and PLFA (including individuals who may be officers or Trustees of the Trust) to attend meetings of the Board and to provide assistance with the coordination and supervision in connection with the services procured for the Trust. Support services do not include any services for which PLFA is responsible pursuant to the Investment Advisory Agreement. The Trust reimburses Pacific Life and PLFA for these support services on an approximate cost basis.

Pursuant to a Distribution Agreement, Pacific Select Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Pacific Life, serves as distributor of the Trust’s shares. Under the Distribution Agreement, the Distributor bears all expenses of providing services, including costs of sales presentations, mailings, advertisements, and other marketing efforts by the Distributor in connection with the distribution or sale of the Trust’s shares and makes distribution and/or service payments to selling groups in connection with the sale of certain of the Trust’s shares and subsequent servicing needs of shareholders provided by selling groups. The Class P shares of the PF Underlying Funds presented in these financial statements are not subject to a distribution and/or service fee.

7. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES, ADMINISTRATION FEES AND EXPENSES FOR SUPPORT SERVICES

The Investment Adviser, the Distributor, and Pacific Life are related parties. The advisory fees earned by the Investment Adviser, including any advisory fee waiver, the administration fees earned by Pacific Life, and expenses for support services recovered by PLFA and Pacific Life (see Note 6) from each Fund presented in these financial statements for the period ended September 30, 2019 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of September 30, 2019 are presented in the Statements of Assets and Liabilities.

B. EXPENSE LIMITATION AGREEMENTS

To help limit the Trust’s expenses, PLFA has contractually agreed to reimburse each Fund presented in these financial statements for certain operating expenses that exceed an annual rate based on a percentage of a Fund’s average daily net assets (“expense cap”). These operating expenses include, but are not limited to: administration fees and expenses; organizational expenses; custody expenses; expenses for audit, tax, and certain legal services; preparation, printing, filing, and distribution to existing shareholders of proxies, prospectuses and shareholder reports, and other regulatory documents, as applicable; independent trustees’ fees and expenses; and establishing, overseeing, and administering the Trust’s compliance program. These operating expenses do not include: investment advisory fees; distribution and/or service fees; dividends on securities sold short; acquired fund fees and expenses; interest (including commitment fees); taxes (including foreign taxes on dividends, interest or gains); brokerage commissions and other transactional expenses; and extraordinary expenses such as litigation expenses, liquidation expenses, reorganization expenses, and other expenses not incurred in the ordinary course of each Fund’s business. The expense cap for the PF Underlying Funds (except the PF Multi-Asset, PF International Small-Cap, and PF Currency Strategies Funds) is 0.15% through July 31, 2020 and 0.30% thereafter through July 31, 2023. The expense cap for the PF Multi-Asset Fund is 0.16% through July 31, 2020. The expense cap for the PF International Small-Cap and PF Currency Strategies Funds is 0.25% through July 31, 2020.

There is no guarantee that PLFA will continue to cap expenses for a Fund upon the expiration of the expense cap. In addition, any expense reimbursements made by PLFA to a Fund are subject to recoupment by PLFA from such Fund in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment. Any amounts repaid to PLFA will have the effect of increasing such expenses of the applicable Fund, but not above the expense cap. The amounts of adviser reimbursement to each applicable Fund presented in these financial statements for the period ended September 30, 2019 are presented in the Statements of Operations. Any amounts that remained due from the Investment Adviser as of September 30, 2019 are presented in the Statements of Assets and Liabilities.

C-17

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The cumulative expense reimbursement amounts, if any, as of September 30, 2019 that are subject to recoupment by PLFA from the Funds presented in these financial statements are as follows:

	Expiration Date
Fund	3/31/2020	3/31/2021	3/31/2022	3/31/2023
PF Inflation Managed	$33,114	$19,621	$58,726	$22,153
PF Managed Bond	590,876	540,942	443,715	224,965
PF Short Duration Bond	123,091	131,342	119,957	68,023
PF Emerging Markets Debt	107,918	77,724	124,856	54,341
PF Developing Growth	22,807	13,829	14,826	10,130
PF Growth	82,308	89,652	112,913	61,394
PF Large-Cap Value	243,001	247,008	118,375	55,765
PF Mid-Cap Equity	79,956	49,499	18,220	8,042
PF Multi-Asset		48,872	609,033	275,571
PF Small-Cap Value	104,811	75,777	53,658	26,700
PF Emerging Markets	433,451	516,488	310,434	147,203
PF International Large-Cap	336,014	256,803	124,692	69,012
PF International Small-Cap	46,102	28,196	60,110	38,485
PF International Value	181,721	213,419	154,717	71,381
PF Real Estate	46,036	30,103	30,395	26,776

Total	$2,431,206	$2,339,275	$2,354,627	$1,159,941

There was no recoupment of expense reimbursement by PLFA from any Funds presented in these financial statements for the period ended September 30, 2019.

C. INVESTMENTS IN AFFILIATED FUNDS

As of September 30, 2019, Pacific Life owned 100.00% of the total shares outstanding (aggregate of all share classes) of the PF Mid-Cap Equity Fund.

D. INDEPENDENT TRUSTEES

The Trust pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations. Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees, which otherwise would be payable for services performed.

Amounts in the deferral account are obligations of each Fund at the time of such deferral and are payable in accordance with the Plan. A Trustee who defers compensation has the ability to select credit rate options that track the performance, at NAV of Class A and Class P shares of certain series of the Trust without a sales load or at NAV of Class I shares of the Pacific Select Fund. Pacific Select Fund is a Delaware statutory trust and is registered under the 1940 Act as an open-end management investment company. PLFA is the Investment Adviser to Pacific Select Fund. The obligation of each Fund under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation). Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of that Fund to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation on a Fund’s DCP Liability account is recorded as an increase or decrease to expenses (trustees’ fees and expenses). For the period ended September 30, 2019, such expenses increased by $1,712 for all applicable Funds presented in these financial statements as a result of the market value appreciation on such accounts. As of September 30, 2019 the total amount in the DCP Liability accounts was $52,770 for all applicable Funds presented in these financial statements.

E. OFFICERS OF THE TRUST

None of the officers of the Trust received compensation from the Trust.

F. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

G. INTERFUND TRANSACTIONS

In accordance with Rule 17a-7 under the 1940 Act and applicable Trust policies and procedures, purchase and sale transactions may be conducted between a Fund of the Trust and another Fund of the Trust or certain affiliates of the Trust if conducted at the independent “current market price” (the last sales price, intra-day price, or average of highest bid/lowest offer, as applicable) on a commission-free basis with no remuneration paid in connection with the transaction (other than cash payment against prompt delivery). At the quarterly Board meeting subsequent to the purchase and sale transactions taking place, the Board will be asked to determine that the transactions were conducted in compliance with applicable Trust policies and procedures.

C-18

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

For the period ended September 30, 2019, there were no purchase and sale transactions with an affiliated Fund conducted in compliance with Rule 17a-7 under the 1940 Act.

8. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the period ended September 30, 2019, are summarized in the following table:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
PF Inflation Managed	$58,070,723	$61,579,031	$5,334,489	$5,286,036
PF Managed Bond	1,737,050,508	1,739,264,221	80,467,652	77,769,721
PF Short Duration Bond	44,113,122	42,599,193	28,781,966	25,440,799
PF Emerging Markets Debt	—	—	18,930,036	27,974,024
PF Developing Growth	—	—	6,521,619	8,136,653
PF Growth	—	—	9,162,043	35,061,862
PF Large-Cap Value	—	—	9,353,546	21,740,759
PF Mid-Cap Equity	—	—	1,854,879	1,848,471
PF Multi-Asset	119,030,703	69,272,314	241,577,164	284,153,150
PF Small-Cap Value	—	—	12,918,001	17,989,567
PF Emerging Markets	—	—	12,348,173	66,040,640
PF International Large-Cap	—	—	3,130,669	7,944,635
PF International Small-Cap	—	—	4,850,981	8,387,001
PF International Value	—	—	7,542,806	10,012,403
PF Real Estate	—	—	7,869,444	19,575,173
PF Currency Strategies	—	—	27,051,232	4,484,859

9. SECURED BORROWINGS

The contractual maturity of secured borrowings and type of collateral pledged as of September 30, 2019, are summarized in the following table:

		Remaining Contractual Maturity of the Agreements
Secured Borrowings	Collateral Type	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 Days	Total
PF Inflation Managed
Sale-buyback financing transactions	U.S. Treasury Obligations	$—	$12,094,294	$—	$—	$12,094,294

Total borrowings		$—	$12,094,294	$—	$—	$12,094,294

PF Managed Bond
Sale-buyback financing transactions	U.S. Treasury Obligations	$36,174,720	$8,460,958	$—	$—	$44,635,678

Total borrowings		$36,174,720	$8,460,958	$—	$—	$44,635,678

10. FEDERAL INCOME TAX INFORMATION

Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”). A Fund that qualifies as a RIC does not have to pay income tax as long as it distributes sufficient taxable income and net capital gains. Each Fund declared and paid sufficient dividends on net investment income and capital gains distributions during the fiscal year or period ended March 31, 2019, to qualify as a RIC and is not required to pay Federal income tax under the Code. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined in accordance with income tax regulations, which may differ from U.S. GAAP for financial reporting purposes. These differences are primarily due to differing treatments for sale-buyback financing transactions, futures and options, swap income, paydown gain/loss, partnership income, foreign currency transactions, passive foreign investment companies, late year ordinary and post-October capital losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of capital accounts. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each Fund.

C-19

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following table shows the accumulated capital losses and components of distributable earnings on a tax basis, and late year ordinary losses and post-October capital losses deferred, if any, as of March 31, 2019:

		Distributable Earnings		Late-Year Ordinary and Post-October Losses Deferral
Fund	Accumulated Capital Losses	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late-Year Ordinary Losses	Short-Term Capital Losses	Long-Term Capital Losses	Total
PF Inflation Managed	($9,181,633)	$—	$—	$251,648	$—	$—	$251,648
PF Managed Bond	(10,615,626)	—	—	1,294,631	—	—	1,294,631
PF Short Duration Bond	(2,825,374)	1,372,547	—	—	—	—	—
PF Emerging Markets Debt	(7,496,797)	352,967	—	—	—	—	—
PF Developing Growth	—	—	—	25,055	—	135,133	160,188
PF Growth	—	—	2,496,638	—	—	—	—
PF Large-Cap Value	—	376,964	3,503,332	—	—	—	—
PF Multi-Asset	—	—	6,373,980	1,377,429	—	—	1,377,429
PF Small-Cap Value	—	—	993,308	—	—	—	—
PF Emerging Markets	—	591,402	2,382,251	—	—	—	—
PF International Large-Cap	—	53,709	4,630,687	—	—	—	—
PF International Small-Cap	(6,996,678)	1,041,350	—	—	—	—	—
PF International Value	—	—	—	213,040	271,856	—	484,896
PF Real Estate	—	301,393	191,443	—	—	—	—
PF Currency Strategies	—	—	—	159,137	—	—	159,137

Accumulated capital losses represent net capital loss carryovers as of March 31, 2019 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. The following table shows the expiration dates and the amounts of capital loss carryover, if any, by each of the applicable Funds as of March 31, 2019 and capital loss carryover from prior years utilized during the fiscal year ended March 31, 2019:

	Unlimited Period of Net Capital Loss Carryover		Accumulated Capital Loss Carryover	Capital Loss Carryover Utilized During the Year Ended March 31, 2019
Fund	Short-Term	Long-Term
PF Inflation Managed	($850,349)	($8,331,284)	($9,181,633)	$19,794
PF Managed Bond	—	(10,615,626)	(10,615,626)	—
PF Short Duration Bond	(807,716)	(2,017,658)	(2,825,374)	391,755
PF Emerging Markets Debt	(2,847,247)	(4,649,550)	(7,496,797)	111,233
PF Developing Growth	—	—	—	1,011,567
PF Multi-Asset	—	—	—	52,422
PF International Small-Cap	(6,996,678)	—	(6,996,678)	—
PF Currency Strategies	—	—	—	3,212

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives for Federal income tax purposes as of September 30, 2019, were as follows:

Fund	Total Cost of Investments on Tax Basis (1)	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments	Net Unrealized Appreciation (Depreciation) on Other (2)	Net Unrealized Appreciation (Depreciation)
PF Inflation Managed	$54,972,651	$1,210,060	($417,749)	$792,311	$7,168	$799,479
PF Managed Bond	679,761,311	20,596,368	(6,363,149)	14,233,219	(5,972,743)	8,260,476
PF Short Duration Bond	157,590,416	1,798,545	(75,734)	1,722,811	(61,721)	1,661,090
PF Emerging Markets Debt	62,778,605	2,825,790	(4,789,512)	(1,963,722)	(152,812)	(2,116,534)
PF Developing Growth	12,091,281	2,434,052	(623,580)	1,810,472	—	1,810,472
PF Growth	84,194,512	92,312,424	(447,388)	91,865,036	(129)	91,864,907
PF Large-Cap Value	89,920,643	76,160,698	(841,106)	75,319,592	—	75,319,592
PF Mid-Cap Equity	9,221,886	1,516,585	(426,393)	1,090,192	4	1,090,196
PF Multi-Asset	1,035,251,493	10,120,987	(164,438)	9,956,549	37,491,488	47,448,037
PF Small-Cap Value	62,069,632	10,800,531	(6,699,240)	4,101,291	—	4,101,291
PF Emerging Markets	50,577,159	29,707,575	(2,481,446)	27,226,129	(58,893)	27,167,236
PF International Large-Cap	35,725,711	20,067,708	(762,816)	19,304,892	(16,463)	19,288,429
PF International Small-Cap	26,302,723	3,665,887	(2,862,097)	803,790	(8,414)	795,376
PF International Value	63,860,960	3,503,090	(8,077,201)	(4,574,111)	(17,806)	(4,591,917)
PF Real Estate	59,366,410	17,919,786	(232,735)	17,687,051	—	17,687,051
PF Currency Strategies	62,993,851	23,730	(298,332)	(274,602)	(770,856)	(1,045,458)

(1)	The difference between the total cost of investments on tax basis and investments, at cost, as presented in the Statements of Assets and Liabilities is primarily due to wash sale loss deferrals.
(2)	Other includes net appreciation or depreciation on derivatives, short sales, and foreign currencies, if any.

Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each Fund remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended as of and after March 31, 2015.

C-20

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

11. TAX CHARACTER OF DISTRIBUTIONS

The tax character of income and capital gain distributions to shareholders during the fiscal year or period ended March 31, 2019, were as follows:

Funds	Ordinary Income	Long-Term Capital Gains	Total Distributions
PF Inflation Managed	$2,002,797	$—	$2,002,797
PF Managed Bond	15,588,848	—	15,588,848
PF Short Duration Bond	2,654,646	—	2,654,646
PF Emerging Markets Debt	1,235,277	—	1,235,277
PF Developing Growth	—	95,677	95,677
PF Growth	562,295	10,205,298	10,767,593
PF Large-Cap Value	3,580,330	61,881,413	65,461,743
PF Mid-Cap Equity	446,362	5,318,107	5,764,469
PF Multi-Asset	15,433,139	—	15,433,139
PF Small Cap Value	1,150,556	15,278,120	16,428,676
PF Emerging Markets	833,161	14,561,366	15,394,527
PF International Large-Cap	1,238,466	22,780,379	24,018,845
PF International Small-Cap	374,460	1,498,859	1,873,319
PF International Value	7,861,965	6,034,253	13,896,218
PF Real Estate	900,002	5,570,666	6,470,668

There were no income and capital gains distributions to shareholders by any of the Funds presented in these financial statements during the period ended September 30, 2019.

12. SHARES OF BENEFICIAL INTEREST

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value unless otherwise determined by the trustees of the Board. Changes in shares of beneficial interest of each Fund for the period ended September 30, 2019 and the fiscal year ended March 31, 2019, were as follows:

	Six-Month Period ended 9/30/2019	Year ended 3/31/2019	Six-Month Period ended 9/30/2019	Year ended 3/31/2019	Six-Month Period ended 9/30/2019	Year ended 3/31/2019	Six-Month Period ended 9/30/2019	Year ended 3/31/2019
	PF Inflation Managed Fund		PF Managed Bond Fund		PF Short Duration Bond Fund		PF Emerging Markets Debt Fund

Class P
Shares sold	20,238	256,207	2,922,773	6,352,160	1,347,362	12,928,251	121,658	2,106,584
Dividends and distributions reinvested	—	236,457	—	1,537,362	—	271,714	—	143,304
Shares repurchased	(649,805)	(4,377,223)	(5,378,893)	(17,374,944)	(1,400,666)	(9,029,155)	(1,241,966)	(3,595,690)
Net increase (decrease)	(629,567)	(3,884,559)	(2,456,120)	(9,485,422)	(53,304)	4,170,810	(1,120,308)	(1,345,802)
Beginning shares outstanding	4,648,564	8,533,123	47,078,053	56,563,475	15,640,207	11,469,397	7,806,405	9,152,207
Ending shares outstanding	4,018,997	4,648,564	44,621,933	47,078,053	15,586,903	15,640,207	6,686,097	7,806,405

	PF Developing Growth Fund		PF Growth Fund		PF Large-Cap Value Fund		PF Mid-Cap Equity Fund

Class P
Shares sold	2,679	477,855	19,666	1,636,305	45,571	6,177,036	—	881,298
Dividends and distributions reinvested	—	6,044	—	437,817	—	5,625,143	—	2,011
Shares repurchased	(76,243)	(270,382)	(881,863)	(3,363,434)	(1,376,680)	(6,523,746)	—	(2,921,454)
Net increase (decrease)	(73,564)	213,517	(862,197)	(1,289,312)	(1,331,109)	5,278,433	—	(2,038,145)
Beginning shares outstanding	851,393	637,876	6,855,689	8,145,001	14,318,522	9,040,089	880,013	2,918,158
Ending shares outstanding	777,829	851,393	5,993,492	6,855,689	12,987,413	14,318,522	880,013	880,013

	PF Multi-Asset Fund		PF Small-Cap Value Fund		PF Emerging Markets Fund		PF International Large-Cap Fund

Class P
Shares sold	346,401	61,114,150	46,043	1,765,846	30,948	2,603,510	15,724	1,907,404
Dividends and distributions reinvested	—	1,819,946	—	2,034,155	—	1,152,531	—	2,217,372
Shares repurchased	(10,990,406)	(24,969,892)	(651,608)	(2,466,137)	(3,811,759)	(4,965,180)	(491,255)	(5,136,988)
Net increase (decrease)	(10,644,005)	37,964,204	(605,565)	1,333,864	(3,780,811)	(1,209,139)	(475,531)	(1,012,212)
Beginning shares outstanding	115,812,746	77,848,542	8,599,383	7,265,519	9,102,089	10,311,228	5,002,089	6,014,301
Ending shares outstanding	105,168,741	115,812,746	7,993,818	8,599,383	5,321,278	9,102,089	4,526,558	5,002,089

	PF International Small-Cap Fund		PF International Value Fund		PF Real Estate Fund		PF Currency Strategies Fund

Class P
Shares sold	21,828	1,285,828	46,372	2,962,401	19,824	4,140,280	3,578,952	1,004,078
Dividends and distributions reinvested	—	208,299	—	1,854,451	—	562,033	—	—
Shares repurchased	(466,994)	(6,156,842)	(663,157)	(10,296,096)	(983,459)	(1,536,045)	(1,686,534)	(3,024,855)
Net increase (decrease)	(445,166)	(4,662,715)	(616,785)	(5,479,244)	(963,635)	3,166,268	1,892,418	(2,020,777)
Beginning shares outstanding	3,330,575	7,993,290	8,647,538	14,126,782	6,666,827	3,500,559	4,841,712	6,862,489
Ending shares outstanding	2,885,409	3,330,575	8,030,753	8,647,538	5,703,192	6,666,827	6,734,130	4,841,712

C-21

PACIFIC FUNDS

DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees, administration fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from April 1, 2019 to September 30, 2019.

ACTUAL EXPENSES

The first section of the table for each fund entitled “Actual Fund Return”, provides information about actual account values and actual expenses based on each fund’s actual performance and each fund’s actual expenses, after any applicable advisory fee waivers and adviser expense reimbursements (See Notes 6 and 7B in Notes to Financial Statements). The “Ending Account Value at 09/30/19” column shown is derived from the fund’s actual performance; the “Annualized Expense Ratio” column shows the fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 04/01/19-09/30/19” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from April 1, 2019 to September 30, 2019.

You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each fund in your account, simply divide that fund’s value by $1,000.00 (for example, an $8,600.00 fund value divided by $1,000.00 = 8.6), then multiply the result by the number given for your fund(s) in the “Expenses Paid During the Period 04/01/19-09/30/19.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table for each fund, entitled “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and actual fund’s expenses, after any applicable advisory fee waivers and adviser expense reimbursements (See Notes 6 and 7B in Notes to Financial Statements). It assumes that the fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the fund compared to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

	Beginning Account Value at 04/01/19	Ending Account Value at 09/30/19	Annualized Expense Ratio	Expenses Paid During the Period 04/01/19 - 09/30/19 (1)
PF Inflation Managed Fund
Actual Fund Return

Class P	$1,000.00	$1,042.00	1.16%	$5.92

Hypothetical

Class P	$1,000.00	$1,019.20	1.16%	$5.86
PF Managed Bond Fund
Actual Fund Return

Class P	$1,000.00	$1,057.70	0.69%	$3.55

Hypothetical

Class P	$1,000.00	$1,021.55	0.69%	$3.49
PF Short Duration Bond Fund
Actual Fund Return

Class P	$1,000.00	$1,022.20	0.55%	$2.78

Hypothetical

Class P	$1,000.00	$1,022.25	0.55%	$2.78
PF Emerging Markets Debt Fund
Actual Fund Return

Class P	$1,000.00	$1,009.80	0.92%	$4.62

Hypothetical

Class P	$1,000.00	$1,020.40	0.92%	$4.65
PF Developing Growth Fund
Actual Fund Return

Class P	$1,000.00	$ 968.00	0.75%	$3.69

Hypothetical

Class P	$1,000.00	$1,021.25	0.75%	$3.79
PF Growth Fund
Actual Fund Return

Class P	$1,000.00	$1,079.10	0.70%	$3.64

Hypothetical

Class P	$1,000.00	$1,021.50	0.70%	$3.54
PF Large-Cap Value Fund
Actual Fund Return

Class P	$1,000.00	$1,065.30	0.80%	$4.13

Hypothetical

Class P	$1,000.00	$1,021.00	0.80%	$4.04
PF Mid-Cap Equity Fund
Actual Fund Return

Class P	$1,000.00	$1,038.10	0.80%	$4.08

Hypothetical

Class P	$1,000.00	$1,021.00	0.80%	$4.04
PF Multi-Asset Fund
Actual Fund Return

Class P	$1,000.00	$1,052.00	0.51%	$2.62

Hypothetical

Class P	$1,000.00	$1,022.45	0.51%	$2.58
PF Small-Cap Value Fund
Actual Fund Return

Class P	$1,000.00	$1,019.50	0.90%	$4.54

Hypothetical

Class P	$1,000.00	$1,020.50	0.90%	$4.55

See explanation of references on page D-2

PACIFIC FUNDS

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

	Beginning Account Value at 04/01/19	Ending Account Value at 09/30/19	Annualized Expense Ratio	Expenses Paid During the Period 04/01/19 - 09/30/19 (1)
PF Emerging Markets Fund
Actual Fund Return

Class P	$1,000.00	$997.30	0.95%	$4.74

Hypothetical

Class P	$1,000.00	$1,020.25	0.95%	$4.80
PF International Large-Cap Fund
Actual Fund Return

Class P	$1,000.00	$1,055.10	1.00%	$5.14

Hypothetical

Class P	$1,000.00	$1,020.00	1.00%	$5.05
PF International Small-Cap Fund
Actual Fund Return

Class P	$1,000.00	$ 986.40	1.10%	$5.46

Hypothetical

Class P	$1,000.00	$1,019.50	1.10%	$5.55
PF International Value Fund
Actual Fund Return

Class P	$1,000.00	$ 992.00	0.80%	$3.98

Hypothetical

Class P	$1,000.00	$1,021.00	0.80%	$4.04
PF Real Estate Fund
Actual Fund Return

Class P	$1,000.00	$1,111.70	0.90%	$4.75

Hypothetical

Class P	$1,000.00	$1,020.50	0.90%	$4.55
PF Currency Strategies Fund
Actual Fund Return

Class P	$1,000.00	$1,007.60	0.87%	$4.37

Hypothetical

Class P	$1,000.00	$1,020.65	0.87%	$4.39

(1)

Expenses paid during the period are equal to the fund’s annualized expense ratio (shown in table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year or applicable period, then divided by 366 days.

PACIFIC FUNDS

APPROVAL OF SUB-ADVISORY AGREEMENTS

(Unaudited)

I. Introduction and Background

The Board of Trustees (the “Trustees” or “Board”) of Pacific Funds Series Trust (“Pacific Funds” or the “Trust”) oversees the management of each of the separate funds of the Trust (each a “Fund” and collectively, the “Funds”) and, as required by Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), initially approves and, after the initial period, determines annually whether to renew the investment advisory agreement (the “Advisory Agreement”) with Pacific Life Fund Advisors LLC (“PLFA”) and each sub-advisory agreement (the “Sub-Advisory Agreements,” together with the Advisory Agreement, as may be amended from time to time, the “Agreements”) between the Trust, PLFA and the various sub-advisers (each a “Sub-Adviser” and collectively, the “Sub-Advisers”). PLFA serves as the investment adviser for all of the Funds and directly manages Pacific Funds Short Duration Income, Pacific Funds Core Income, Pacific Funds Strategic Income, Pacific Funds Floating Rate Income and Pacific Funds High Income (the “PAM Managed Funds”) under the name Pacific Asset Management (“PAM”); and Pacific Funds Portfolio Optimization Conservative, Pacific Funds Portfolio Optimization Moderate-Conservative, Pacific Funds Portfolio Optimization Moderate, Pacific Funds Portfolio Optimization Growth and Pacific Funds Portfolio Optimization Aggressive-Growth (the “Portfolio Optimization Funds” and together with the PAM Managed Funds, the “Directly Managed Funds”). For all other Funds, PLFA has retained other third-party firms to serve as Sub-Advisers under PLFA’s oversight. The Board, including all of the Trustees who are not “interested persons” of the Trust, PLFA, the Sub-Advisers or the distributor, as that term is defined in the 1940 Act (“Independent Trustees”), last renewed the Agreements at an in-person meeting of the Trustees held on December 12, 2018. The description below does not relate to the annual renewal of the Advisory Agreement and Sub-Advisory Agreements discussed above, but to the approval of a new sub-advisory agreement for the PF Currency Strategies Fund and a new sub-advisory agreement with Invesco Advisers, Inc. (“Invesco”) with respect to the PF Emerging Markets Fund, as described in further detail below.

The Trustees’ determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. In reviewing the materials presented and in considering the information in the management presentations, the Trustees did not identify any single issue or particular information that, in isolation, would be a controlling factor in making a final decision regarding the proposed Agreements. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. The following summary describes the most important, but not all, of the factors considered by the Trustees in approving the Agreements, and in the case of the Independent Trustees, certain factors were considered in light of the legal advice furnished to them by independent legal counsel. This discussion is not intended to be all-inclusive.

II. Board Consideration of the New Sub-Advisory Agreements

The Board approved an additional sub-adviser and a new sub-advisory agreement with respect to the PF Currency Strategies Fund effective on or about May 1, 2019, and a new sub-advisory agreement with Invesco, with respect to the PF Emerging Markets Fund, effective May 24, 2019. Under the 1940 Act, a new sub-advisory agreement generally requires shareholder approval; however, pursuant to an exemptive order issued to Pacific Life Insurance Company (“Pacific Life”) by the Securities and Exchange Commission (“SEC”) on October 13, 1999 and relied upon by the Trust and PLFA, PLFA and the Trust can hire, terminate, and replace, as applicable, sub-advisers and enter into new sub-advisory agreements (except, as a general matter, sub-advisers affiliated with PLFA) without shareholder approval in accordance with the requirements of the exemptive order.

PF Currency Strategies Fund

At an in-person meeting on March 27, 2019, based upon a recommendation from PLFA, the Board, including all of the Independent Trustees, approved, effective on or about May 1, 2019, a new sub-advisory agreement with Neuberger Berman Investment Advisers LLC (“NBIA”), with respect to the PF Currency Strategies Fund (for this section only, the “Fund”) (the “NBIA Sub-Advisory Agreement”) and appointed NBIA as a new co-sub-adviser for a portion of the Fund, joining the existing sub-adviser, UBS Asset Management (Americas) Inc., which manages the remaining portion. In connection with the addition of a new co-sub-adviser, changes were also made to the Fund’s principal investment strategies. NBIA’s appointment as co-sub-adviser and the Board’s approval of the NBIA Sub-Advisory Agreement were made in accordance with the requirements of the exemptive order and do not require shareholder approval.

In considering the appointment of NBIA as co-sub-adviser for a portion of the Fund, the Board reviewed with PLFA its rationale for recommending a new co-sub-adviser for the Fund. The Board, including the Independent Trustees, also considered, among other things, the factors described below in evaluating PLFA’s recommendation that NBIA be appointed as the new co-sub-adviser for the Fund and in evaluating the proposed NBIA Sub-Advisory Agreement. Additionally, the Board considered the process employed by PLFA in reaching a recommendation for a new co-sub-adviser, including due diligence conducted by PLFA on the investment resources and personnel of a potential co-sub-adviser and an assessment of the investment strategies used by a potential co-sub-adviser. In addition, the Board reviewed information provided by PLFA regarding the specific criteria and information evaluated by PLFA during the selection process of NBIA and PLFA’s analysis in reaching its conclusion to recommend NBIA as co-sub-adviser for the Fund. The Trustees also considered that PLFA has historically exercised diligence in monitoring the performance of the sub-advisers, and has recommended and taken measures to attempt to remedy relative underperformance by a Fund when PLFA and the Board believed appropriate. Prior to making a decision, the Trustees also considered the report of PLFA’s Conflicts Review Committee.

In evaluating the proposed NBIA Sub-Advisory Agreement between PLFA and NBIA with respect to the Fund, the Board, including all the Independent Trustees, considered the following factors, among others:

A. Nature, Extent and Quality of Services to be Provided

The Trustees considered the benefits to shareholders of retaining NBIA as a co-sub-adviser to the Fund, particularly in light of the nature, extent, and quality of the services expected to be provided by NBIA. In this regard, the Trustees considered various materials relating to NBIA, including copies of the proposed NBIA Sub-Advisory Agreement; copies of NBIA’s Form ADV; financial information; a written presentation from

PACIFIC FUNDS

APPROVAL OF SUB-ADVISORY AGREEMENTS (Continued)

(Unaudited)

NBIA; a comprehensive report including an assessment from PLFA; responses from NBIA to information requested by counsel to the Independent Trustees; and other information deemed relevant to the Trustees’ evaluation. The Trustees also considered verbal presentations at an in-person meeting held on March 27, 2019 from the investment management team of PLFA and from management and investment personnel from NBIA.

The Trustees considered that under the NBIA Sub-Advisory Agreement, NBIA would be responsible for providing investment advisory services to a portion of the Fund’s assets, including providing investment research and analysis and conducting a continuous program of investment by determining which securities would be purchased or sold by that portion of the Fund. The Trustees considered the quality of the management services expected to be provided to the Fund over both the short- and long-term, the organizational depth and resources of NBIA, including the background and experience of NBIA’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy.

In addition, the Trustees considered that the Trust’s Chief Compliance Officer (“CCO”) had reviewed the written compliance policies and procedures and code of ethics of NBIA. The Trustees also considered the CCO’s assessment of NBIA’s compliance program, as required under Rule 38a-1 of the 1940 Act, and its code of ethics prior to the effectiveness of the NBIA Sub-Advisory Agreement. The Trustees also took note of the due diligence PLFA conducted with respect to NBIA, and were aided by the assessment and recommendation of PLFA and the in-person presentation and materials provided by NBIA.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Fund by NBIA under the NBIA Sub-Advisory Agreement.

B. Performance

The Trustees considered PLFA’s recommendation of NBIA to serve as sub-adviser with regard to a portion of the Fund’s day-to-day investment activities. The Trustees considered factors concerning performance in connection with their consideration of this matter and in connection with approval of the related NBIA Sub-Advisory Agreement, including the factors described below.

The Trustees considered that the Fund’s historical performance had been obtained under different sub-advisers, although PLFA has managed the Fund since its inception. The Trustees considered information about the historical performance of a composite managed by NBIA using substantially similar investment strategies (the “NBIA Comparable Performance”). The Trustees considered that this information included a comparison of the NBIA Comparable Performance against the Fund’s benchmark and peer group for the trailing one-, three- and five-year periods as of December 31, 2018, as well as performance for each of the past ten calendar years. The Trustees also considered the risk and risk-adjusted returns of the NBIA Comparable Performance against the Fund’s peer group for the trailing one-, three- and five-year periods as of December 31, 2018. The Trustees also considered the need for NBIA to adhere to the Fund’s general investment mandate in order to function appropriately in the Portfolio Optimization Portfolios.

The Board determined that NBIA’s performance record was acceptable.

C. Sub-Advisory Fees

The Trustees considered comparative fee information regarding the fees charged under other advisory contracts of NBIA with regard to other funds with substantially similar investment strategies as the Fund. The Trustees also considered that the proposed sub-advisory fee schedule under the NBIA Sub-Advisory Agreement contains breakpoints and is the same as the sub-advisory fee schedule for the existing Sub-Adviser, who will serve as co-sub-adviser with NBIA. The Trustees also considered the portion of the advisory fee retained by PLFA and the advisory fee schedule would remain unchanged. In comparing the proposed sub-advisory fees to be paid by the Fund to fees charged by NBIA for the other similarly-managed funds, the Trustees noted that there were differences in the nature of the Fund and those other funds, the services provided to each and the competitive and regulatory landscapes surrounding each that could reasonably be expected to account for differences in fee schedules.

The Trustees noted that the sub-advisory fee rates were the result of arms’-length negotiations between PLFA and NBIA, and that the Fund’s sub-advisory fees are paid by PLFA and are not paid directly by the Fund. The Trustees also considered that there are certain costs associated with adding a sub-adviser, but that the ongoing operating expenses paid by the shareholders were not expected to materially increase as a result of this sub-adviser addition. Additionally, the Trustees considered the services rendered by PLFA to the Fund under the Investment Advisory Agreement.

The Board concluded that the compensation payable under the NBIA Sub-Advisory Agreement is fair and reasonable, and that the amount of the advisory fee retained by PLFA after paying the sub-advisory fee to NBIA is fair and reasonable.

D. Costs, Level of Profits and Economies of Scale

The Trustees considered information regarding NBIA’s firm-wide costs and profitability. The Trustees noted that any assessment of NBIA’s projected profitability from the Fund would be speculative, would involve assumptions regarding expense allocations and other factors, and would not provide useful information.

The Trustees also considered the organizational strengths of NBIA and its ability to attract and retain investment personnel over time and to sustain the staffing of investment teams that will provide services to the Fund. The Board concluded that the Fund’s fee structure reflected in the NBIA Sub-Advisory Agreement is fair and reasonable.

E. Ancillary Benefits

The Trustees received information from PLFA and NBIA concerning other benefits that may be received by NBIA and its affiliates as a result of their relationship with the Fund, including commissions that may be paid to broker-dealers affiliated with NBIA and the anticipated use of

PACIFIC FUNDS

APPROVAL OF SUB-ADVISORY AGREEMENTS (Continued)

(Unaudited)

soft-dollars by NBIA. In this regard, the Trustees noted that NBIA represented that it does not anticipate utilizing an affiliated broker-dealer and does not anticipate using soft-dollar credits generated by Fund commissions. The Trustees considered potential benefits to be derived by NBIA from its relationship with the Fund and that such benefits were consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

F. Conclusion

Based on their review, including the consideration of each of the factors referred to above, the Board found that: (i) the NBIA Sub-Advisory Agreement is in the best interests of the Fund and its shareholders; and (ii) the compensation payable under the NBIA Sub-Advisory Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

PF Emerging Markets Fund

The Board approved a new sub-advisory agreement with Invesco, with respect to PF Emerging Markets Fund (for this section only, the “Fund”), in connection with the acquisition of OppenheimerFunds, Inc. (“Oppenheimer”), the previous sub-adviser to the Fund, by Invesco Ltd., parent company of Invesco, effective May 24, 2019 (the “Acquisition”). The Acquisition, which caused a change of control, resulted in the automatic termination of the sub-advisory agreement with Oppenheimer. In anticipation of the Acquisition, at an in-person meeting on March 27, 2019, based upon a recommendation from PLFA, the Board, including the Independent Trustees, approved, effective upon the effective date of the Acquisition, a new sub-advisory agreement with Invesco for the Fund (the “New Sub-Advisory Agreement”).

The Trustees considered that Oppenheimer currently sub-advises the Fund pursuant to a sub-advisory agreement dated January 1, 2014 (the “Current Sub-Advisory Agreement”), and that they were being asked to evaluate the New Sub-Advisory Agreement in light of the anticipated sale of Oppenheimer to Invesco, which will result in the automatic termination of the Current Sub-Advisory Agreement.

In evaluating the New Sub-Advisory Agreement, the Board, including all the Independent Trustees, considered the following factors, among others:

•

The Current Sub-Advisory Agreement was last renewed by the Board, including all the Independent Trustees, at an in-person meeting on December 12, 2018. In connection with that renewal, the Trustees reviewed information regarding the nature, extent and quality of services provided by Oppenheimer; the investment results of the Fund; the sub-advisory fees paid to Oppenheimer; Oppenheimer’s costs in managing the Fund and its profitability from the Fund; and other benefits received by Oppenheimer and its affiliates as a result of their relationship with the Fund.

•

Oppenheimer represented to the Board that following the transaction, the Fund’s portfolio management team will be moved to Invesco and that will be no changes to the Fund’s portfolio management team under the New Sub-Advisory Agreement.

•	There is expected to be no change in the level of services provided to the Fund.

•	The sub-advisory fee rates under the New Sub-Advisory Agreement are the same as those under the Current Sub-Advisory Agreement.

•

The Trust’s CCO had reviewed the written compliance policies and procedures and code of ethics of Invesco. The Trustees also considered the CCO’s assessment of Invesco’s compliance program, as required under Rule 38a-1 of the 1940 Act, and its code of ethics prior to the effectiveness of the New Sub-Advisory Agreement.

Based on its review, including the consideration of each of the factors referred to above, the Board found that: (i) the New Sub-Advisory Agreement is in the best interests of the Fund and its shareholders; and (ii) the compensation payable under the New Sub-Advisory Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

PACIFIC FUNDS

WHERE TO GO FOR MORE INFORMATION

(Unaudited)

Availability of Quarterly Holdings

The Trust files Part F of Form N-PORT (complete schedules of fund holdings) with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Part F of Form N-PORT, (when required) is filed pursuant to applicable regulations and is available after filing on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

By August 31 of each year, the Trust files information regarding how the Trust’s managers voted proxies relating to fund securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s’ website and on the SEC’s website noted below.

Information Relating to Investments Held by the Trust

For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s prospectus and Statement of Additional Information (“SAI”). The prospectus and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to fund securities is described in the Trust’s SAI.

How to obtain Information

The Trust’s prospectus, SAI (including Proxy Voting Policies) and annual and semi-annual reports are available:

•	On the Trust’s website at https://www.pacificlife.com/pacificfunds.html

•	On the SEC’s website at http://www.sec.gov

•	Upon request by calling, without charge, 1-800-722-2333, 7 a.m. through 5 p.m. Pacific Time

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a)

The Chief Executive Officer and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is attached hereto as Exhibit 99.906.CERT pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Funds Series Trust

By:	/s/ Adrian S. Griggs
Adrian S. Griggs
Chief Executive Officer

Date:	December 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adrian S. Griggs
Adrian S. Griggs
Chief Executive Officer

Date:	December 4, 2019

By:	/s/ Trevor T. Smith
Trevor T. Smith
Treasurer (Principal Financial and Accounting Officer)

Date:	December 4, 2019